As filed with the Securities and Exchange Commission on May 3, 2005
                                             Securities Act File No. 333-48456
                                       vestment Company Act File No. 811-10183

-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    X
                                                                      -

                           Pre-Effective Amendment No.

                        Post-Effective Amendment No. 18               X
                                    -------                           -

                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940                     X
                                                                      -

                                Amendment No. 20

                           MET INVESTORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                      ------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code: (800) 848-3854
       ------------------------------------------------------------------

                               Elizabeth M. Forget
                            -------------------------
                                    President
                           Met Investors Series Trust
            22 Corporate Plaza Drive, Newport Beach, California 92660
      --------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                   Copies to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                     1666 K St., N.W. Washington, D.C. 20006
             ------------------------------------------------------

It is proposed that this filing will become effective:

 X       immediately upon filing pursuant to paragraph (b)
---

____     on ________ pursuant to paragraph (b)

____    60 days after filing pursuant to paragraph (a)(1)

____    on ____________ pursuant to paragraph (a)(1)

____    75 days after filing pursuant to paragraph (a)(2)

____    on ____________ pursuant to paragraph (a)(2) of Rule 485

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has previously filed a declaration of indefinite registration of shares of beneficial interest of its J.P. Morgan Small Cap Stock Portfolio (currently known as Met/Putnam Capital Opportunities Portfolio), Lord Abbett Bond Debenture Portfolio, Lord Abbett Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, PIMCO Total Return Portfolio, PIMCO Innovation Portfolio (currently known as RCM Global Technology Portfolio), Oppenheimer Capital Appreciation Portfolio, MFS Mid Cap Growth Portfolio (currently known as
T. Rowe Price Mid-Cap Growth Portfolio), MFS Research International Portfolio, Janus Aggressive Growth Portfolio, Lord Abbett Growth Opportunities Portfolio, Met/AIM Small Cap Growth Portfolio, Met/AIM Mid Cap Core Equity Portfolio, State Street Concentrated International Portfolio (currently known as Harris Oakmark International Portfolio), Third Avenue Small Cap Value Portfolio, Lord Abbett America's Value Portfolio, PIMCO Inflation Protected Bond Portfolio, Met/American Growth Portfolio, Met/American International Portfolio, Met/American Growth-Income Portfolio, Met/American Bond Portfolio, Neuberger Berman Real Estate Portfolio, Turner Mid-Cap Growth Portfolio, Goldman Sachs Mid-Cap Value Portfolio, MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio and Van Kampen Comstock Portfolio.

                                  [FRONT COVER]




                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                      Goldman Sachs Mid-Cap Value Portfolio
                     Harris Oakmark International Portfolio
                        Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                     Lord Abbett Growth and Income Portfolio
                      MFS Research International Portfolio
                     Neuberger Berman Real Estate Portfolio
                   Oppenheimer Capital Appreciation Portfolio

                    PIMCO Inflation Protected Bond Portfolio

                          PIMCO Total Return Portfolio
                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)
                    T. Rowe Price Mid-Cap Growth Portfolio
                     Third Avenue Small Cap Value Portfolio
                         Turner Mid-Cap Growth Portfolio
                          Van Kampen Comstock Portfolio

                           Class A and Class B Shares

                                   Prospectus

                                   May 1, 2005

 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                                                  TABLE OF CONTENTS

                                                                                                                 PAGE

INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................6
         Investment Summary.......................................................................................6

                  Met/AIM Mid Cap Core Equity Portfolio...........................................................8
                  Met/AIM Small Cap Growth Portfolio.............................................................12
                  Goldman Sachs Mid-Cap Value Portfolio..........................................................16
                  Harris Oakmark International Portfolio.........................................................19
                  Janus Aggressive Growth Portfolio..............................................................24
                  Lord Abbett Bond Debenture Portfolio...........................................................29
                  Lord Abbett Growth and Income Portfolio..................................................... ..35
                  MFS Research International Portfolio......................................................... .39
                  Neuberger Berman Real Estate Portfolio........................................................ 44
                  Oppenheimer Capital Appreciation Portfolio.................................................... 48
                  PIMCO Inflation Protected Bond Portfolio.......................................................52
                  PIMCO Total Return Portfolio.................................................................. 57
                  RCM Global Technology Portfolio (formerly PIMCO PEA Innovation Portfolio)..................... 62
                  T. Rowe Price Mid-Cap Growth Portfolio........................................................ 67
                  Third Avenue Small Cap Value Portfolio........................................................ 72
                  Turner Mid-Cap Growth Portfolio............................................................... 77
                  Van Kampen Comstock Portfolio................................................................. 80
          Primary Risks of Investing in the Portfolios...........................................................82
          Additional Investment Strategies.......................................................................86
          Management.............................................................................................99
                  The Manager.................................................................................. .99
                  The Advisers................................................................................. 102
                  Distribution Plan........................................................................... .115
YOUR INVESTMENT................................................................................................ 116
         Shareholder Information............................................................................... 116
         Dividends, Distributions and Taxes.................................................................... 116
         Sales and Purchases of Shares......................................................................... 117
FINANCIAL HIGHLIGHTS........................................................................................... 121
APPENDIX A......................................................................................................A-1
FOR MORE INFORMATION....................................................................................Back Cover

INTRODUCTION

        Understanding the Trust


         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of thirty managed investment portfolios or mutual funds, only seventeen of which are offered through this Prospectus (the "Portfolios"). Each of the seventeen Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.


Investing Through a Variable Insurance Contract

         Class A and Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

     Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.


Before you choose a Portfolio, please consider...

                                                                                                                         Higher


                                                                                                                        Risk/Reward



All of the Portfolios involve risk, but there is also the
potential for reward.  You can lose money - and you can make
money.  The Portfolios are structured so that each offers a                            RCM Global Technology Portfolio
different degree of risk and reward than others.
Notice the scale at the right.  It covers, in the opinion of the                       Turner Mid-Cap Growth Portfolio
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus.  Please note that the                      Met-AIM Small Cap Growth Portfolio
scale is for illustration purposes only and is not meant to convey
the precise degree of difference in risk/reward among the                            Janus Aggressive Growth Portfolio
Portfolios.
                                                                                T. Rowe Price Mid-Cap Growth Portfolio

                                                                                Harris Oakmark International Portfolio
What risk/reward level is for you? Ask yourself the following:
(1)      How well do I handle fluctuations in my account value?                  Met/AIM Mid Cap Core Equity Portfolio
     The higher a Portfolio is on the risk/ reward spectrum, the
     more its price is likely to move up and down on a day to day               Third Avenue Small Cap Value Portfolio
     basis.  If this makes you uncomfortable, you may prefer an
     investment at the lower end of the scale that may not                       Goldman Sachs Mid-Cap Value Portfolio
     fluctuate in price as much.
                                                                                  MFS Research International Portfolio
(2) Am I looking for a higher rate of return?

     Generally, the higher the potential return, the                             Oppenheimer Capital Appreciation Portfolio
     higher the risk. If you find the potential to make
     money is worth the possibility of losing more, then                          Van Kampen Comstock  Portfolio
     a Portfolio at the higher end of the spectrum may be right for you.

                                                                               Lord Abbett Growth and Income Portfolio

                                                                                Neuberger Berman Real Estate Portfolio

                                                                                  Lord Abbett Bond Debenture Portfolio


                                                                              PIMCO Inflation Protected Bond Portfolio


                                                                                          PIMCO Total Return Portfolio

A final note: These Portfolios are designed for long-term                                                                Lower
investment.


                                                                                                                       Risk/Reward



THE PORTFOLIOS

        Investment Summary

Each Portfolio's summary discusses the following :

     o    Investment Objective

                  What is the Portfolio's investment goal?

     o    Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

     o    Primary Risks

                  What are the specific risks of investing in the Portfolio?

     o    Past Performance

                  How well has the Portfolio performed over time?

     o    Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                     Met/AIM Mid Cap Core Equity Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

         The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

         In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81 , any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                             --------------------------- ----------------------- ----------------------

                                      -10.73%                    26.03%                 14.32%





                                         02                        03                     04
                             --------------------------- ----------------------- ----------------------
                                        High Quarter: 2nd - 2003  +15.65%
                                        Low Quarter: 3rd - 2002   -14.33%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


                 ------------------------------------------------------------------------------
                                                                Average Annual Total
                                                                Return as of 12/31/04
                                                                     Since      InceptionDate
                                                      1 Year       Inception



                 Class A                              14.60%         9.14%      1/2/02
                                                                                 =  ==
                 Class B                              14.32%         11.42%     10/9/01
                                                                                 ==  ==
                 Russell Midcap Index                 20.22%        16.03%*

                 --------------------------------- -------------- ------------- ---------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

         Portfolio Management:


o        A I M Capital Management, Inc.
         see page 101
               ==

o        For financial highlights
         see page 121
               ==


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


            Management Fee(1)                               0.73%                     0.73%
                           ===                                =====                      ===

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.10%                     0.05%
                                                              =====                      ===

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.83%                       1.03%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.02%                       0.05%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.85%                       1.08%
             Expenses After Expense
             Waiver/Repayment to Manager

            ------------------------------------- --------------------------- --------------------------



(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.75%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

     ---------------------------------------------------------------
                          Class A             Class B
     ---------------------------------------------------------------
     ---------------------------------------------------------------
     1 Year                 $87                 $111
     ---------------------------------------------------------------
     ---------------------------------------------------------------
     3 Years               $268                 $334
     ---------------------------------------------------------------
     ---------------------------------------------------------------
     5 Years               $464                 $576
     ---------------------------------------------------------------
     ---------------------------------------------------------------
     10 Years             $1,030               $1,269
     ---------------------------------------------------------------

[Left Side:]

                        Met/AIM Small Cap Growth Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

         The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

         In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                               Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                  ---------------------------- ------------------------ ---------------------

                            -27.50%                    38.86%                  6.43%





                              02                         03                      04
                  ---------------------------- ------------------------ ---------------------
                                               High Quarter: 2nd - 2003     +20.75%
                                               Low Quarter:  3rd - 2002   -18.43%


         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date



                     Class A                           6.73%         2.71%             1/2/02
                                                                                        =  ==
                     Class B                           6.43%         7.79%             10/9/01
                                                                                        ==  ==
                     Russell 2000 Index               18.33%        16.68%*
                     Russell 2000 Growth Index        48.54%        11.00%*

                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

         Portfolio Management:


o    A I M Capital Management, Inc.
     see page 101
               ==

o    For financial highlights
     see page 125]
               ===


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------



             Management Fee(1)                               0.90%                       0.90%
                           ===

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.12%                       0.08%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.02%                       1.23%
             Expenses Before Expense Waiver/
             Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense                             0.01%                     0.06%
                                                              =====                      ===

             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.03%                       1.29%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.90%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.05% and 1.30%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------------------------------------
                             Class A          Class B
---------------------------------------------------------------------
---------------------------------------------------------------------
1 Year                        $106             $132
---------------------------------------------------------------------
---------------------------------------------------------------------
3 Years                       $327             $399
---------------------------------------------------------------------
---------------------------------------------------------------------
5 Years                       $567             $685
---------------------------------------------------------------------
---------------------------------------------------------------------
10 Years                     $1,254           $1,501
---------------------------------------------------------------------

                      Goldman Sachs Mid-Cap Value Portfolio

Investment Objective:

Long-term capital appreciation.

Principal Investment Strategy:

         The Portfolio invests, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell Midcap Value Index ("Midcap Value Index") at the time of investment. If the market capitalization of a company held by the Portfolio moves outside this range, the Portfolio may, but is not required to, sell the securities. The capitalization range of the Midcap Value Index as of December 31, 2004 was between $276 million and $14.9 billion. Through intensive fundamental research, the Portfolio's Adviser seeks to identify quality businesses selling at compelling valuations.

         Although the Portfolio will invest primarily in publicly traded U.S. securities, it may invest up to 25% of its net assets in foreign securities, including securities of issuers in emerging countries and securities quoted in foreign currencies. The Portfolio may also invest in the aggregate up to 20% of its net assets in companies with public stock market capitalizations outside the range of companies constituting the Midcap Value Index at the time of investment and in fixed-income securities, such as government, corporate and bank debt obligations. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase they are rated at least B by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") or, if unrated by either of these, deemed by the Portfolio's Adviser to be of comparable quality.


Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High-yield debt security risk

o        Foreign investment risk

o        Market capitalization risk


o        Investment style risk
                     =====


         Prior Performance:


         The Portfolio commenced operations on April 30, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 129. For information on Goldman Sachs Asset Management, L.P.'s prior performance with a comparable fund, see page 103.


[SIDE BAR:

         Portfolio Management:


o        Goldman Sachs Asset Management, L.P.
     see page 102]
               ===



         Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

         Shareholder Transaction Expenses - None

         Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets).


           ---------------------------------------- ----------------------------- ---------------------------
                                                              Class A                      Class B
           ---------------------------------------- ----------------------------- ---------------------------
           ---------------------------------------- ----------------------------- ---------------------------

          Management Fee                                      0.75%                        0.75%
           ---------------------------------------- ----------------------------- ---------------------------
           ---------------------------------------- ----------------------------- ---------------------------
           12b-1 Fees                                           None                        0.25%
           ---------------------------------------- ----------------------------- ---------------------------
           ---------------------------------------- ----------------------------- ---------------------------
           Other Expenses                                      0.23%                        0.14%
           ---------------------------------------- ----------------------------- ---------------------------
           ---------------------------------------- ----------------------------- ---------------------------
           Total Annual Portfolio Operating                    0.98%                        1.14%
           Expenses Before Expense
           Waiver/Repayment to Manager
           ---------------------------------------- ----------------------------- ---------------------------
           ---------------------------------------- ----------------------------- ---------------------------
           Contractual Expense (Waiver)/Repayment             (0.03)%                        ---
           to Manager*
           ---------------------------------------- ----------------------------- ---------------------------
           ---------------------------------------- ----------------------------- ---------------------------
           Total Annual Portfolio Operating                    0.95%                        1.14%
           Expenses After Expense
           Waiver/Repayment to Manager
           ---------------------------------------- ----------------------------- ---------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-------------------------------------------------------------------------
                             Class A              Class B
-------------------------------------------------------------------------
-------------------------------------------------------------------------
1 Year                         $99                 $117
-------------------------------------------------------------------------
-------------------------------------------------------------------------
3 Years                       $313                 $364
-------------------------------------------------------------------------
-------------------------------------------------------------------------
5 Years                       $543                 $631
-------------------------------------------------------------------------
-------------------------------------------------------------------------
10 Years                     $1,205               $1,392
-------------------------------------------------------------------------

                     Harris Oakmark International Portfolio


Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

         The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price that is determined by the cash it generates. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.




                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                 ------------------------- ------------------------- -------------------------

                        -18.09%                    34.96%                    20.52%





                            02                        03                        04
                 ------------------------- ------------------------- -------------------------
                                    High Quarter: 2nd - 2003     +24.90%
                                    Low Quarter: 3rd - 2002 -16.81%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date




                     Class A                          20.80%         10.45%            1/2/02
                                                                                        =  ==
                     Class B                          20.52%         12.47%            10/9/01
                                                                                        ==  ==
                     MSCI EAFE Index                  20.90%        12.70%*

                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.



         For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 104.


[SIDE BAR:

         Portfolio Management:


o        Harris Associates L.P.
         see page 104
               ==

o        For financial highlights
         see page 133]
               ===





Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee(1)                               0.84%                     0.84%
                           ===                                =====                      ===

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                 0.19%                     0.13%
                                                             ====                        ==

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.03%                       1.22%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.01%                       0.01%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.04%                       1.23%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.85%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.10% and 1.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------------------------------------------
                               Class A           Class B
------------------------------------------------------------------------
------------------------------------------------------------------------
1 Year                          $107              $126
------------------------------------------------------------------------
------------------------------------------------------------------------
3 Years                         $330              $390
------------------------------------------------------------------------
------------------------------------------------------------------------
5 Years                         $572              $675
------------------------------------------------------------------------
------------------------------------------------------------------------
10 Years                       $1,265            $1,485
------------------------------------------------------------------------

[Left Side:]

                        Janus Aggressive Growth Portfolio


Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

         The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

         The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

         Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

         The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.



         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.





                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                --------------------------- --------------------------- ----------------------

                         -27.83%                      30.90%                    8.44%





                            02                          03                       04
                --------------------------- --------------------------- ----------------------
                        High Quarter: 2nd - 2003 +12.90%
                         Low Quarter: 3rd - 2002 -16.13%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index the measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date



                     Class A                           8.82%         0.95%              1/2/02
                     Class B                           8.44%         -6.88%            2/12/01
                                                                                        =  ==
                     S&P 500 Index                    10.87%        -1.41%*

                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:


 o    Janus Capital Management LLC
      see page 105

o     For financial highlights
      see page 137]
               ===




Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee(1)                               0.68%                     0.68%
                           ===                                =====                      ===

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.09%                       0.07%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.77%                     1.00%
                                                              =====                      ===

             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.05%                       0.07%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.82%                     1.07%
                                                              =====                      ===

             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.76%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-------------------------------------------------------------------------
                              Class A             Class B
-------------------------------------------------------------------------
-------------------------------------------------------------------------

1 Year                         $84                $110
                                ===                 ==

-------------------------------------------------------------------------
-------------------------------------------------------------------------

3 Years                        $252               $327
                                ====                ==

-------------------------------------------------------------------------
-------------------------------------------------------------------------

5 Years                        $434               $562
                                ====                ==

-------------------------------------------------------------------------
-------------------------------------------------------------------------

10 Years                       $962              $1,236
                                ====               ====

-------------------------------------------------------------------------

[Left Side:]

                        Lord Abbett Bond Debenture Portfolio


Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

     o debt securities when the trend of interest rates is expected to be down

     o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

     o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

     o    equity securities


         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                Year-by-Year Total Return as of 12/31 of Each Year

------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------

15.63%        6.26%        3.40%       0.87%       3.76%       -0.39%      19.52%      8.43%






97            98           99          00          01          02          03          04
------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------
                         High Quarter: 2nd -2003     + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.





                     --------------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                   ----------- ----------------- ---------- ---------------

                                                                                Since       Inception Date
                                                    1 Year        5 Year      Inception

                                   ----------- ----------------- ---------- ---------------



                     Class A                        8.43%          6.20%        7.93%       5/1/96
                     Class B                        8.17%           __          7.11%       4/3/01
                                                                                             =  =
                     Credit Suisse First            11.96%         8.17%        7.96%*

                        Boston High Yield
                        Index
                     Lehman Aggregate Bond          4.34%          7.71%        7.14%*
                        Index
                     ------------------------- ----------------- ---------- --------------- ---------------
                           * Index performance is from 5/1/96.


[SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 105
               ==

o        For financial highlights
         see page 141]
               ===



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                         -------------------------------- ------------------------ ------------------------
                                                                  Class A                  Class B
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------


                         Management Fee(1)                        0.52%                   0.52%
                                       ===                         =====                    ===

                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------
                         12b-1 Fees                                None                   0.25%
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------
                         Other Expenses                            0.06%                  0.06%
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------

                         Total Annual Portfolio                   0.58%                   0.83%
                                                                   =====                    ===

                         Operating Expenses
                         -------------------------------- ------------------------ ------------------------



(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------------------------------------------
                                Class A             Class B
---------------------------------------------------------------------------
---------------------------------------------------------------------------

1 Year                           $59                $85
                                  ===                 =

---------------------------------------------------------------------------
---------------------------------------------------------------------------

3 Years                          $186               $266
                                  ====                ==

---------------------------------------------------------------------------
---------------------------------------------------------------------------

5 Years                          $325               $462
                                  ====                ==

---------------------------------------------------------------------------
---------------------------------------------------------------------------

10 Years                         $727              $1,029
                                  ====               ====

---------------------------------------------------------------------------

[Left Side:]

                         Lord Abbett Growth and Income Portfolio


Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

         In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

         The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                Year-by-Year Total Return as of 12/31 of Each Year

------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------

29.82%        19.45%     24.31%      12.87%     16.56%      14.68%     -5.77%     -17.95%      31.06%    12.92%






95            96         97          98         99          00         01         02           03        04
------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------
                        High Quarter 2nd - 2003     + 17.86%
                        Low Quarter: 3rd - 2002 - 19.80%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                ------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/04
                                     1 Year       5 Year      10 Year     Inception Date
                                     ------       ------      -------     --------------


                Class A                12.92%       5.58%       12.81%         12/11/89
                Class B                12.65%        ___         ___           3/22/01
                                                                                =  ==
                S&P 500 Index          10.87%       -2.30%      12.07%

                -------------------- ------------ ----------- ----------- --------------------


[SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 105
               ==

o        For financial highlights
         see page 145]
               ===



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                ------------------------------- ------------------------- ---------------------------
                                                         Class A                    Class B
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------

                 Management Fee                           0.52%                      0.52%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 12b-1 Fees                                None                      0.25%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Other Expenses                           0.05%                      0.05%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Total Annual Portfolio                   0.57%                      0.82%
                 Operating Expenses
                 ------------------------------- ------------------------- ---------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-----------------------------------------------------------------------
                              Class A           Class B
-----------------------------------------------------------------------
-----------------------------------------------------------------------
1 Year                          $58               $84
-----------------------------------------------------------------------
-----------------------------------------------------------------------
3 Years                        $181              $258
-----------------------------------------------------------------------
-----------------------------------------------------------------------
5 Years                        $315              $448
-----------------------------------------------------------------------
-----------------------------------------------------------------------
10 Years                       $704              $995
-----------------------------------------------------------------------

[Left Side:]

                        MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

         The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.





                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                  -------------------------- ------------------------- --------------------

                          -11.80%                    32.04%                 19.56%





                             02                         03                     04
                  -------------------------- ------------------------- --------------------
                                     High Quarter: 4th - 2003     +15.97%
                                     Low Quarter: 3rd - 2002      -14.58%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     ---------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since            Inception
                                                      1 Year       Inception            Date


                     Class A                          19.92%         6.17%             5/1/01
                     Class B                          19.56%         4.39%             2/12/01
                     MSCI EAFE Index                  20.70%         3.95%*
                     ----------------------------- -------------- ------------- ----------------------
                           * Index performance is from 2/12/01.


[SIDE BAR:
---------

         Portfolio Management:


o        Massachusetts Financial Services Company
         see page 105
               ==

o        For financial highlights
         see page 149]
               ===



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.77%                       0.77%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.17%                       0.16%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.94%                       1.18%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.06%                       0.07%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.00%                       1.25%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.00% and 1.25%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 1.10% and 1.35%, respectively.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

--------------------------------------------------------------------------
                               Class A             Class B
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1 Year                          $103                $128
--------------------------------------------------------------------------
--------------------------------------------------------------------------
3 Years                         $307                $384
--------------------------------------------------------------------------
--------------------------------------------------------------------------
5 Years                         $528                $659
--------------------------------------------------------------------------
--------------------------------------------------------------------------
10 Years                       $1,164              $1,444
--------------------------------------------------------------------------

[Left Side:]

                       Neuberger Berman Real Estate Portfolio


Investment Objective:

         To provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Portfolio defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITS are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code. REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole.

         REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs, Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

         The Portfolio may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of these, deemed by the Portfolio's Adviser to be of comparable quality.

         The Portfolio's Adviser makes investment decisions through a fundamental analysis of each company. The Adviser reviews each company's current financial condition and industry position, as well as economic and market conditions. In doing so, it evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors. The Adviser believes that its investment approach is distinct in that it uses an objective combination of traditional securities analysis and direct real estate analysis, while placing great emphasis upon the property sector weightings. The Adviser generally adheres to a strict valuation methodology - price to net asset value per share, cash flow multiple versus growth rate and relative valuation - which guide the Adviser's buy and sell decisions.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Real estate investment risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Market capitalization risk

o        Investment style risk


         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Prior Performance:


         The Portfolio commenced operations on April 30, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page124. For information on Neuberger Berman Management, Inc.'s prior performance with a comparable funds see page 106.




SIDE BAR:

         Portfolio Management:


o        Neuberger Berman Management, Inc.
         see page 106
               ==



Fees and Expenses:

         This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)



                 ------------------------------------- ----------------------- ----------------------
                                                              Class A                 Class B
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------

                 Management Fee                                0.70%                   0.70%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 12b-1 Fees                                     None                   0.25%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Other Expenses                                0.14%                   0.03%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Total Annual Portfolio Operating              0.84%                   0.98%
                 Expenses Before Expense
                 Waiver/Repayment to Manager
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Contractual Expense                            ---                     ---
                 (Waiver)/Repayment to Manager*
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Total Annual Portfolio Operating              0.84%                   0.98%
                 Expenses After Expense Waiver/
                 Repayment to Manager
                 ------------------------------------- ----------------------- ----------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.







         Example of Portfolio Expenses

    -------------------------------------------------------------
                             Class A          Class B
    -------------------------------------------------------------
    -------------------------------------------------------------
    1 Year                     $86             $100
    -------------------------------------------------------------
    -------------------------------------------------------------
    3 Years                   $269             $314
    -------------------------------------------------------------
    -------------------------------------------------------------
    5 Years                   $468             $544
    -------------------------------------------------------------
    -------------------------------------------------------------
    10 Years                 $1,040           $1,206
    -------------------------------------------------------------

[Left Side:]

                    Oppenheimer Capital Appreciation Portfolio


Investment Objective:

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:

         The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

         In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

o        Companies with above-average growth potential

o Companies with increasing earnings momentum and a history of positive earnings growth

o        Stocks with low valuations relative to their growth potential

o        Companies with the potential for positive earnings surprises

o        Growth rates that the Adviser believes are sustainable over time

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                      --------------------------- ------------------------- --------------------

                              -24.73%                     28.53%                  6.40%





                                  02                         03                     04
                      --------------------------- ------------------------- --------------------
                                      High Quarter: 2nd - 2003     +14.54%
                                      Low Quarter: 2nd - 2002 -15.52%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           6.70%         1.24%              1/2/02
                     Class B                           6.40%         -3.17%             2/12/01
                     S&P 500 Index                    10.87%        -1.41%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


[SIDE BAR:
---------

         Portfolio Management:


o        OppenheimerFunds, Inc.
         see page 107
               ==

o        For financial highlights
         see page 157]
               ===


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.60%                       0.60%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.09%                       0.06%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.69%                       0.91%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense                            (0.01)%                    0.04%
                                                             =======                     ===

             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.68%                      0.95%
                                                              =====
             Expenses After Expense
             Waiver/Repayment to Manager

             ------------------------------------- --------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.75% and 1.00%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

--------------------------------------------------------------------
                           Class A           Class B
--------------------------------------------------------------------
--------------------------------------------------------------------
1 Year                       $71               $97
--------------------------------------------------------------------
--------------------------------------------------------------------
3 Years                     $221              $295
--------------------------------------------------------------------
--------------------------------------------------------------------
5 Years                     $385              $510
--------------------------------------------------------------------
--------------------------------------------------------------------
10 Years                    $861             $1,127
--------------------------------------------------------------------

                         PIMCO Inflation Protected Bond Portfolio


Investment Objective:

     To provide maximum real return, consistent with preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations (either through cash market purchases, forward commitments or derivative instruments). Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. The average portfolio duration of the Portfolio normally will vary within two years (plus or minus) of the duration of the Lehman Global Real: U.S. TIPS Index, which as of December 31, 2004 was 6.31 years.

         The Portfolio invests at least 80% of its net assets in fixed income securities. The Portfolio also may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques such (such as buy backs or dollar rolls).

[Right side:]

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

     Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Prior Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31


                        ------------------------------

                                   9.01%





                                     04

                          ------------------------------

                          High Quarter: 1st - 2004    +5.93%
                          Low Quarter: 2nd - 2004     -3.03%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Global Real: U.S. TIPS Index, an unmanaged market index which is made up specifically of U.S. Treasury Inflation Linked Securities. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




                     --------------------------------------------------------------------------

                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception         Date


                     Class A                           9.43%         8.96%          5/1/03
                     =======                           =====         =====          ======
                     Class B                           9.01%         8.64%          5/1/03
                     =======                           =====         =====          ======
                     Lehman Brothers Global            8.46%         8.53%
                     =======================           =====         =====
                        Real: U.S. TIPS Index

                     ----------------------------- -------------- ------------- ---------------


     For information on Pacific Investment Management Company LLC's prior performance with a comparable fund, see page 107.

[SIDE BAR:

         Portfolio Management:

o Pacific Investment Management Company LLC see page 107

o        For financial highlights see page 161]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the period ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




             -------------------------------------------- ------------------------- -----------------------------

                                                                  Class A                     Class B

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------


            Management Fee                                        0.50%                       0.50%
             ==============                                        =====                       =====

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             12b-1 Fees                                             None                      0.25%

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             Other Expenses                                        0.12%                      0.06%
             ==============                                        =====                       =====

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             Total Annual Portfolio Operating Expenses             0.62%                      0.81%
             ==========================================            =====                       =====
             Before Expense Waiver/ Repayment to Manager
             ===========================================

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             Contractual Expense (Waiver)/Repayment to              ---                         ---
             ==========================================             ===                         ===
             Manager*
             ========

             -------------------------------------------- ------------------------- -----------------------------
             -------------------------------------------- ------------------------- -----------------------------

             Total Annual Portfolio Operating Expenses             0.62%                       0.81%
             ==========================================            =====                       =====
             After Expense Waiver/ Repayment to Manager
             ==========================================

             -------------------------------------------- ------------------------- -----------------------------



* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.65% and 0.90%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


-----------------------------------------------------------------------

                             Class A            Class B

-----------------------------------------------------------------------
-----------------------------------------------------------------------

1 Year                         $64                $83
======                         ===                ===

-----------------------------------------------------------------------
-----------------------------------------------------------------------

3 Years                       $199               $260
=======                       ====               ====

-----------------------------------------------------------------------
-----------------------------------------------------------------------

5 Years                       $347               $451
=======                       ====               ====

-----------------------------------------------------------------------
-----------------------------------------------------------------------

10 Years                      $776              $1,005
========                      ====              ======

-----------------------------------------------------------------------

[Left Side:]

                            PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                     ----------------------------- ----------------------- -----------------------

                              9.29%                      4.53%                   4.80%





                                02                         03                      04
                     ----------------------------- ----------------------- -----------------------
                                     High Quarter: 3rd - 2002     +3.65%
                                     Low Quarter: 2nd - 2004      -2.03%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     --------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception         Date


                     Class A                           5.25%         7.09%      5/1/01
                     Class B                           4.80%         6.49%      2/12/01
                     Lehman Brothers Aggregate         4.34%         6.46%*
                        Bond Index
                     ----------------------------- -------------- ------------- ---------------
                           * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:


o        Pacific Investment Management Company LLC
         see page 107
               ==

o        For financial highlights see page 165]
                                            ===



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.50%                       0.50%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.07%                       0.06%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.57%                       0.81%
             Expenses
             ------------------------------------- --------------------------- --------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------------------------------------------
                              Class A            Class B
------------------------------------------------------------------------
------------------------------------------------------------------------
1 Year                          $58                $83
------------------------------------------------------------------------
------------------------------------------------------------------------
3 Years                        $183               $260
------------------------------------------------------------------------
------------------------------------------------------------------------
5 Years                        $319               $451
------------------------------------------------------------------------
------------------------------------------------------------------------
10 Years                       $715              $1,005
------------------------------------------------------------------------

[Left Side:]

                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

         The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

         The Portfolio may utilize, primarily for risk management and hedging purposes, short sales (collateralized or uncollateralized), or other derivative instruments such as stock index futures contracts, purchase and sale of put and call options and other option strategies such as spreads and straddles.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Credit risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives and use of short sales can significantly increase the Portfolio's exposure to market risk and credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 14, 2005, RCM Capital Management is the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.





                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


               --------------------------- --------------------------- --------------------------

                      -50.65%                      57.57%                     -4.31%





                           02                          03                         04
               --------------------------- --------------------------- --------------------------
                                     High Quarter: 2nd - 2003     +21.50%
                                     Low Quarter: 3rd - 2002      -34.81%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.





                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                         Since            Inception
                                                      1 Year           Inception             Date




                     Class A                          -4.28%            -14.04%        5/01/01
                                                                                             =
                     Class B                          -4.31%            -18.18%        2/12/01
                     S&P 500 Index                    10.87%            -1.41%*

                     ----------------------------- -------------- -------------------- -----------------
                           * Index performance is from 2/28/01.



         For information on RCM Capital Management LLC's prior performance with a comparable fund, see page 109.


[SIDE BAR:

         Portfolio Management:


o        RCM Capital Management LLC
         see page 109
               ==

o        For financial highlights
         see page 169]
               ===


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee(1)                               0.90%                     0.90%
                           ===                                =====                      ===

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.01%                       0.01%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.91%                     1.16%
                                                              =====                      ===

             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                              ---                         ---
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.91%                     1.16%
                                                              =====                      ===

             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.95%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.10% and 1.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


---------------------------------------- -------------------------------------- --------------------------------------
                                                        Class A                                Class B
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------


1 Year                                                   $93                                   $119
                                                          ===                                    ==

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

3 Years                                                  $291                                  $370
                                                          ====                                   ==

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

5 Years                                                  $506                                  $642
                                                          ====                                   ==

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

10 Years                                                $1,123                                $1,415
                                                         ======                                 ====

---------------------------------------- -------------------------------------- --------------------------------------


[Left Side:]

                     T. Rowe Price Mid-Cap Growth Portfolio

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

         In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's objectives. Investments in futures and options, if any, are subject to additional volatility and potential losses. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

         While most assets will be invested in U.S. common stocks, other securities may also be purchased including foreign stocks.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 72, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.




                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                    ------------------------- -------------------- --------------------

                           -44.04%                 36.64%               17.82%





                               02                     03                   04
                    ------------------------- -------------------- --------------------
                                    High Quarter: 2nd - 2003     +19.34%
                                   Low Quarter: 2nd - 2002 -30.65%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    -------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception        Date


                     Class A                          18.15%         -6.61%     5/1/01
                     Class B                          17.82%         -7.09%     2/12/01
                     Russell Midcap Growth Index
                                                      15.47%        -0.37%*
                     ----------------------------- -------------- ------------- --------------
                           * Index performance is from 2/12/01.


[SIDE BAR:

         Portfolio Management:


o        T. Rowe Price Associates, Inc.
         see page 109
               ==

o        For financial highlights
         see page 173]
               ===

For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 110.


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None







Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                  ---------------------------------- ---------------------- ------------------------
                                                            Class A                 Class B
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Management Fee                             0.75%                   0.75%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  12b-1 Fees                                 None                    0.25%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Other Expenses                             0.08%                   0.07%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.83%                   1.07%
                  Expenses Before Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Contractual Expense                        0.07%                   0.08%
                  (Waiver)/Repayment to Manager*
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.90%                   1.15%
                  Expenses After Expense
                  Waiver/Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 0.95% and 1.20%, respectively. In addition, the Manager has agreed that any subadvisory fee waivers received from the Portfolio's Adviser commencing February 17, 2005 will be passed on to the Portfolio in the form of a voluntary fee waiver.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------------------------------------------
                            Class A              Class B
------------------------------------------------------------------------
------------------------------------------------------------------------
1 Year                        $92                 $118
------------------------------------------------------------------------
------------------------------------------------------------------------
3 Years                      $273                 $350
------------------------------------------------------------------------
------------------------------------------------------------------------
5 Years                      $469                 $601
------------------------------------------------------------------------
------------------------------------------------------------------------
10 Years                    $1,035               $1,318
------------------------------------------------------------------------

[Left Side:]
                     Third Avenue Small Cap Value Portfolio

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

         The Portfolio seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Portfolio expects to invest as least 80% of its net assets in equity securities of small companies. The Portfolio considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of the investment. The Portfolio may continue to hold or buy additional stock in a company that exceeds this range if the stock remains attractive. The Portfolio may also invest up to 25% of its total assets in foreign securities.

         The Portfolio adheres to a strict value discipline in selecting investments. The Portfolio's Adviser identifies investment opportunities through intensive research of individual companies and generally does not focus on stock market conditions and other macro factors. The Portfolio may seek investments in the securities of companies in industries that are temporarily depressed. The Portfolio follows a strategy of "buy and hold." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

         The Portfolio is non-diversified, which means that the Portfolio may have fewer investments than diversified mutual funds of comparable size.

[Right side:]

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk

         In addition, because the Portfolio may invest in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for the full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                                Year-by-Year Total Return as of 12/31 of Each Year
                                                                     =============


                             ------------------------------ ------------------------

                                       41.41%                      26.50%





                                          03                          04
                             ------------------------------ ------------------------
                                  High Quarter: 2nd - 2003  +18.25%
                                  Low Quarter: 1st - 2003   -3.38%



         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell 2000 Value Index, an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                              Average Annual Total
                              Return as of 12/31/04
                                                 Since            Inception
                                 1 Year        Inception             Date


Class A                          26.81%         16.18%              5/1/02
Class B                          26.50%         15.98%              5/1/02
Russell 2000 Value Index
                                 22.25%         13.21%
----------------------------- -------------- -------------- --------------------



         For information on Third Avenue Management LLC's prior performance with a comparable fund, see page 111.


[SIDE BAR:

         Portfolio Management:


o        Third Avenue Management LLC
         see page 111
               ==

o        For financial highlights see page 177]


Fees and Expenses:


         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.


Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                  ---------------------------------- ---------------------- ------------------------
                                                            Class A                 Class B
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Management Fee                             0.75%                   0.75%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  12b-1 Fees                                 None                    0.25%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Other Expenses                             0.12%                   0.07%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.87%                   1.07%
                  Expenses Before Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Contractual Expense                         ---                     ---
                  (Waiver)/Repayment to Manager*
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.87%                   1.07%
                  Expenses After Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------
                            Class A            Class B
----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year                        $89               $110
----------------------------------------------------------------------
----------------------------------------------------------------------
3 Years                      $279               $342
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years                      $484               $593
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years                    $1,076             $1,311
----------------------------------------------------------------------

[Left Side:]

                         Turner Mid-Cap Growth Portfolio


Investment Objective:

         Capital appreciation.

Principal Investment Strategy:

         The Portfolio invests primarily (at least 80% of its net assets) in common stocks and other equity securities of U.S. companies with medium market capitalizations that the Portfolio's Adviser believes have strong earnings growth potential. Midcap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of those market capitalizations of companies included in the Russell Midcap Growth Index ("Midcap Growth Index"). These securities may be traded over the counter or listed on an exchange. It is not expected that the Portfolio will own a substantial amount of securities that pay dividends.

         The Portfolio invests in securities of companies that are diversified across economic sectors, and attempts to maintain sector concentrations that approximate those of the Midcap Growth Index. Investment exposure is generally limited to 5% of assets in any single issuer, subject to exceptions for the most heavily-weighted securities in the Midcap Growth Index.

         The Adviser pursues a bottom-up strategy that blends quantitative and qualitative analysis to find growth companies with superior earnings prospects, reasonable valuations, and favorable trading-volume and price patterns.

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Investment style risk


Prior Performance:


         The Portfolio commenced operations on April 30, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 181. For information on Turner Investment Partners, Inc.'s prior performance with a comparable fund, see page 112.



[SIDE BAR:

         Portfolio Management:

o        Turner Investment Partners, Inc. see page 112.
                                                    ===



Fees and Expenses:


         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.


Shareholder Transaction Expenses - None

Annual Portfolio Operating Expense (expenses that are deducted from Portfolio assets).


              ------------------------------------- ------------------------- -----------------------
                                                            Class A                  Class B
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              Management Fee                                 0.80%                    0.80%
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              12b-1 Fees                                      None                    0.25%
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Other Expenses                                 0.11%                    0.15%
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Total Annual Portfolio Operating               0.91%                    1.10%
              Expenses Before Expense Waiver/
              Repayment to Manager
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Contractual Expense                             ---                      ---
              (Waiver)/Repayment to Manager*
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Total Annual Portfolio Operating               0.91%                    1.10%
              Expenses After Expense
              Waiver/Repayment to Manager
              ------------------------------------- ------------------------- -----------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one-and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------
                             Class A           Class B
----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year                         $93              $113
----------------------------------------------------------------------
----------------------------------------------------------------------
3 Years                       $291              $352
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years                       $506              $609
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years                     $1,123            $1,346
----------------------------------------------------------------------

[Left Side:]
                         Van Kampen Comstock Portfolio

Investment Objective:

         Capital growth and income.

Principal Investment Strategy:


         Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks at the time of investment. The Portfolio may also invest in preferred stocks, indexed securities and securities convertible into common and preferred stocks.


         In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies that are believed by the Adviser to possess the potential for capital growth and income. The Portfolio's Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

         The Portfolio may invest in issuers of any size, although the Adviser focuses on companies with a market capitalization in excess of $2 billion.

         The Portfolio may invest up to 25% of its net assets in securities of foreign issuers. In addition, the Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

Primary Risks:


         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 81, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk

o        Market capitalization risk

o        Foreign investment risk

o        Investment style risk


         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Prior Performance:


         The Portfolio commenced operations on April 29, 2005. No performance information is currently available. For information on Van Kampen's prior composite performance, see page 113.



SIDE BAR:

         Portfolio Management:

o        Morgan Stanley Investment Management, Inc. dba Van Kampen see page 113.
                                                                              ==



Fees and Expenses:


         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.


Shareholder Transaction Expenses - None

Annual Portfolio Operating Expense (expenses that are deducted from Portfolio assets).


                                                            Class A                  Class B

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------


              Management Fee                                 0.65%                    0.65%
              ==============                                 =====                    =====

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              12b-1 Fees                                      None                    0.25%

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              Other Expenses                                 0.13%                    0.13%
              ==============                                 =====                    =====

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Total Annual Portfolio Operating               0.78%                    1.03%
              Expenses Before Expense Waiver/
              Repayment to Manager
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              Contractual Expense                             ---                     ---
              (Waiver)/Repayment to Manager*

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Total Annual Portfolio Operating               0.78%                    1.03%
              Expenses After Expense
              Waiver/Repayment to Manager
              ------------------------------------- ------------------------- -----------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.80% and 1.05% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one-and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------
                             One Year        Three Years
----------------------------------------------------------------------
----------------------------------------------------------------------
Class A                         $80             $254
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B                        $106             $334
----------------------------------------------------------------------





        Primary Risks of Investing in the Portfolios



         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.


Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

         Although the Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

         The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

         In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.



o        Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.





------------- ------- -------- ------- ------ -------- -------- ------ --------

              Met/AIM Met/AIM  Goldman Harris  Janus    Lord     Lord    MFS
              Mid     Small    Sachs   Oakmark Aggres- Abbett   Abbett  Research
              Cap     Cap      Mid-Cap Inter-  sive    Bond    Growth   Inter
              Core    Growth   Value   national Growth Deben-    and    national
              Equity  Portfolio       Portfolio Port-  ture    Income   Port-
              Portfolio                         folio  Port-   Port-    folio
                                                       folio   folio

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Brady Bonds
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Collateralized                                            X
Mortgage
Obligations

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Convertible     X        X       X               X        X       X        X
Securities
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Depositary      X        X       X       X       X        X       X        X
Receipts
              ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Derivatives:
Options         X        X                       X                         X
Futures         X        X                                                 X
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Direct
Participation
in
Corporate
Loans
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Dollar Roll                              X
Transactions
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Foreign                                  X       X                         X
Currency
Transactions
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Foreign                                          X        X                X
Debt
Securities
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Foreign         X        X       X       X       X        X       X        X
Equity
Securities
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Forward                                          X        X                X
Commitments,
When-Issued
and Delayed
Delivery
Securities

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
High            X        X                       X        X                X
Quality
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed
by Bank
Holding
Companies
in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the
World Bank;
Variable
Amount
Master
Demand
Notes and
Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
High                                             X        X
Yield/High
Risk Debt
Securities

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Hybrid                                           X
Instruments
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Illiquid                         X               X                         X
and
Restricted
Securities
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Indexed                          X               X                         X
Securities
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Interest
Rate
Transactions

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Investment                                       X        X                X
Grade Debt
Securities

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Investments                      X       X       X                         X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Mortgage-backed                                           X                X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Municipal
Securities
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Non-mortgage
Asset-backed
Securities

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
PIK                                              X        X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds

------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Preferred       X        X       X               X        X       X        X
Stocks
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Real Estate     X        X       X               X                         X
Investment
Trusts
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Repurchase                               X                X       X
Agreements
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Reverse                                                   X       X
Repurchase
Agreements
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Rights and                               X       X        X       X        X
Warrants
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Securities      X        X       X       X       X        X       X        X
Loans
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Short Sales                                                                X
(Against
the Box)
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
Structured
Notes
------------- ------- -------- ------- ------ -------- -------- ------- ---------
------------- ------- -------- ------- ------ -------- -------- ------- ---------
U.S.            X        X       X               X        X                X
Government
Securities
------------- ------- -------- ------- ------ -------- -------- ------- ---------




               Neuberger Oppenheimer PIMCO   RCM       PIMCO    T.     Third   Turner  Van
               Berman    Capital    Total   Global     Infla-  Rowe   Avenue   Mid-    Kampen
               Real      Apprecia-  Return  Technology tion    Price   Small   Cap     Comstock
               Estate     ion      Port-   Portfolio   Protect- Mid-Cap Cap    Growth  Portfolio
               Income    Port-     folio               Bond            Value   Port-
               Portfolio folio                         Port-          Port-    folio
                                                       folio          folio

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Brady Bonds                          X                  X
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Collateralized              X        X                  X              X
Mortgage
Obligations

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Convertible                 X        X                  X       X      X                 X
Securities
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Depositary                  X                 X                 X      X        X        X
Receipts
              - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Derivatives:
Options                              X        X         X       X                        X
Futures                              X        X         X       X                        X
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Direct                               X
Participation
in
Corporate
Loans
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Dollar Roll                          X                  X
Transactions
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Foreign                              X        X         X       X      X
Currency
Transactions
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Foreign                              X                  X       X      X
Debt
Securities
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Foreign                     X                 X                 X      X                 X
Equity
Securities
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Forward           X                  X                  X       X
Commitments,
When-Issued
and Delayed
Delivery
Securities

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
High              X         X        X                  X       X                        X
Quality
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed
by Bank
Holding
Companies
in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the
World Bank;
Variable
Amount
Master
Demand
Notes and
Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
High              X                  X                  X
Yield/High
Risk Debt
Securities

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Hybrid                               X        X         X       X
Instruments
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Illiquid          X         X        X        X         X       X      X        X
and
Restricted
Securities
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Indexed                              X        X         X                                X
Securities
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Interest                             X                  X
Rate
Transactions

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Investment        X                  X                  X       X                        X
Grade Debt
Securities

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Investments                                   X         X       X      X                 X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Mortgage-backed                      X                  X              X
Securities,
including
GNMA
Certificates,
Mortgage-backe
Bonds

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Municipal                            X                  X
Securities
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Non-mortgage                         X                  X
Asset-backed
Securities

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
PIK                                  X                  X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds

------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Preferred         X         X        X                  X       X      X                 X
Stocks
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Real Estate       X         X                                   X      X        X
Investment
Trusts
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Repurchase                  X        X        X         X       X      X                 X
Agreements
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Reverse                              X        X         X              X
Repurchase
Agreements
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Rights and        X                                             X               X
Warrants
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Securities                  X        X        X         X       X      X
Loans
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Short Sales                          X        X         X
(Against
the Box)
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
Structured                           X                  X       X
Notes
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------
U.S.              X         X        X                  X       X      X                 X
Government
Securities
------------- - ------- ---------- ------- --------- -------- ------ ------- -------- --------


         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

         Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover


         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio, RCM Global Technology Portfolio, PIMCO Inflation Protected Bond Portfolio and Turner Mid-Cap Growth Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio, RCM Global Technology Portfolio, PIMCO Inflation Protected Bond Portfolio and Turner Mid-Cap Growth Portfolio generally will have annual turnover rates of 100% or more.


Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

        Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

        The Manager

         Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Met/AIM  Mid Cap Core Equity Portfolio                         0.75% of first
                                                               $150 million of
                                                               such assets plus
                                                               0.70% of such
                                                               assets over $150
                                                               million up to
                                                               $500 million plus
                                                               0.675% of such
                                                               costs over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                             0.90% of first $500 million of such assets plus 0.85% of
                                                               such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Goldman-Sachs Mid-Cap Value Portfolio                          0.75% of first $200 million of such assets plus 0.70% of
                                                               such assets over $200 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Harris Oakmark International Portfolio                         0.85%
                                                               of first $500
                                                               million of such
                                                               assets plus 0.80%
                                                               of such assets
                                                               over $500 million
                                                               up to $1 billion
                                                               plus 0.75% of
                                                               such assets over
                                                               $1 billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Janus Aggressive Growth Portfolio                              0.75%
                                                               of first $25
                                                               million of such
                                                               assets plus 0.70%
                                                               of such assets
                                                               over $25 million
                                                               up to $250
                                                               million plus
                                                               0.65% of such
                                                               assets over $250
                                                               million up to $1
                                                               billion plus
                                                               0.55% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord  Abbett Bond Debenture Portfolio                          0.60%
                                                               of first $250
                                                               million of such
                                                               assets plus 0.55%
                                                               of such assets
                                                               over $250 million
                                                               up to $500
                                                               million plus
                                                               0.50% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.45% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and Income Portfolio                        0.60% of first
                                                               $800 million of
                                                               such assets plus
                                                               0.55% of such
                                                               assets over $800
                                                               million up to
                                                               $1.5 billion plus
                                                               0.45% of such
                                                               assets over $1.5
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research International Portfolio                           0.80%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.65% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Neuberger Berman Real Estate Portfolio                         0.70% of first
                                                               $200 million of
                                                               such assets plus
                                                               0.65% of such
                                                               assets over $200
                                                               million up to
                                                               $750 million plus
                                                               0.55% of such
                                                               assets over $750
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio                     0.65%
                                                               of first $150
                                                               million of such
                                                               assets plus
                                                               0.625% of such
                                                               assets over $150
                                                               million up to
                                                               $300 million plus
                                                               0.60% of such
                                                               assets over $300
                                                               million up to
                                                               $500 million plus
                                                               0.55% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
RCM Global Technology Portfolio                                0.90% of first $500 million of such assets plus 0.85% of
                                                               such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio                       0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Third Avenue Small Cap Value Portfolio                         0.75% of first $1 billion of such assets plus 0.70% of
                                                               such assets over $1 billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Turner Mid-Cap Growth Portfolio                                0.80% of first $300 million of such assets plus 0.70% of
                                                               such assets over $300 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Van Kampen Comstock Portfolio                                  0.65%
                                                               of first $500
                                                               million of such
                                                               assets plus 0.60%
                                                               of such assets
                                                               over $500 million
                                                               up to $1 billion
                                                               plus 0.525% of
                                                               such assets over
                                                               $1 billion

-------------------------------------------------------------- ----------------------------------------------------------


         A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

----------------------------------------------- -------------------------------
                                                Total Expenses Limited to (% of
Portfolios                                             daily net assets)
----------------------------------------------- -------------------------------
Met/AIM Mid Cap Core Equity                                  0.90%
Met/AIM Small Cap Growth                                     1.05%
Goldman Sachs Mid-Cap Value                                  0.95%
Harris Oakmark International                                 1.10%
Janus Aggressive Growth                                      0.90%
MFS Research International                                   1.00%
Neuberger Berman Real Estate                                 0.90%
Oppenheimer Capital Appreciation                             0.75%
RCM Global Technology                                        1.10%
PIMCO Inflation Protected Bond                               0.65%
T. Rowe Price Mid-Cap Growth                                 0.90%
Third Avenue Small Cap Value                                 0.95%
Turner Mid-Cap Growth                                        0.95%
Van Kampen Comstock                                          0.80%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

        The Advisers


         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.


         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 200 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $ 138 billion as of December 31, 2004.


Met/AIM Mid Cap Core Equity Portfolio

         The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:

o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. He is assisted by the Mid/Large Cap Core Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.


Met/AIM Small Cap Growth Portfolio

         The Adviser uses a team approach to investment management. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are:



o Juliet S. Ellis (lead manager), Senior Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.


o Juan R. Hartsfield, Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

o They are assisted by the Small Cap Core/Growth Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.



GOLDMAN SACHS ASSET MANAGEMENT, L.P. ("Goldman Sachs"), 32 Old Slip, New York, New York 10005, is the Adviser to the Goldman Sachs Mid-Cap Value Portfolio of the Trust. Goldman Sachs, an affiliate of Goldman Sachs & Co., has been an investment manager for over 13 years and as of December 31, 2004 managed, together with its affiliates, approximately $421.7 billion in a family of mutual funds and other advisory accounts.


o The Portfolio is managed by Eileen Rominger, Managing Director and Chief Investment Officer - Value and Andrew Braun. Ms. Rominger joined Goldman Sachs in 1999. From 1981 to 1999, Ms. Rominger worked at Oppenheimer Capital, most recently as a senior portfolio manager. Mr. Braun, Managing Director, joined Goldman Sachs in 1993 and became a portfolio manager in May 2001. Ms. Rominger and Mr. Braun are part of a 15 member value investment team, each with an average of over 14 years of financial experience.



PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Goldman Sachs Mid-Cap Value Portfolio and the Goldman Sachs Mid Cap Value Fund, which is also advised by Goldman Sachs, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2004, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Goldman Sachs, performance information regarding the Goldman Sachs Mid Cap Value Fund is presented. Management fees paid by the Goldman Sachs Mid Cap Value Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Goldman Sachs Mid Cap Value Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid to the Goldman Sachs Mid Cap Value Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Goldman Sachs Mid Cap Value Fund and the Portfolio will vary.

         The table below compares the Goldman Sachs Mid Cap Value's Fund's average annual compounded total returns for the 1- and 5-year periods and since inception of the Institutional shares on August 1, 1995 through 12/31/04 with the Russell Mid Cap Value Index, an unmanaged index that measures the performance of those Russell midcap companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deductions of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



           ----------------------------------- ----------------------------------------------------------------------
                                                            Average Annual Total Return as of 12/31/04
           ----------------------------------- ----------------------------------------------------------------------
           ----------------------------------- ------------- --------------------- ----------------------------------
                                                  1 Year           5 Years                  Since Inception
           ----------------------------------- ------------- --------------------- ----------------------------------
           ----------------------------------- ------------- --------------------- ----------------------------------

          Goldman Sachs Mid Cap Value Fund -     25.79%            17.89%                      14.98%
           Institutional shares
           ----------------------------------- ------------- --------------------- ----------------------------------
           ----------------------------------- ------------- --------------------- ----------------------------------
           Russell Midcap Value Index             23.63%            15.55%                      14.15%
           ----------------------------------- ------------- --------------------- ----------------------------------


HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $60.3 billion of assets as of December 31, 2004.

o David G. Herro, CFA, Partner and Chief Investment Officer-International, and Michael J. Welsh, CFA, CPA and Partner, manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.



PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

         The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

Oakmark International Fund - Class I shares               19.09%                  9.93%                 11.54%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI World ex U.S. Index                                  20.39%                 -0.77%                 5.94%
-------------------------------------------------- ---------------------- ---------------------- ---------------------


JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2004, Janus Capital Group, Inc. managed approximately $139 billion in assets.

     o Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture and Lord Abbett Growth and Income Portfolios of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.






Lord Abbett Growth and Income Portfolio


     o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann who are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.



MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2004.


o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.



o Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

o Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.



NEUBERGER BERMAN MANAGEMENT, INC. ("Neuberger Berman"), 605 Third Avenue, 2nd Floor, New York, New York 10158, is the Adviser to the Neuberger Berman Real Estate Portfolio of the Trust. Neuberger Berman is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly owned company. The firm and its affiliates manage $82.9 billion in total assets as of December 31, 2004 and continue an asset management history that began in 1939. o Steven R. Brown, a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC.
     He joined Neuberger Berman in 2002 and from 1997 to 2002, he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Neuberger Berman Real Estate Portfolio and the Neuberger Berman Real Estate Fund, which is also advised by Neuberger Berman, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2004, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Neuberger Berman, performance information regarding the Neuberger Berman Real Estate Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Neuberger Berman Real Estate Fund and the Portfolio will vary.

         The table below compares the Neuberger Berman Real Estate Fund's average annual compounded total returns for the 1-year period and since inception of the Trust Class shares on 5/01/02 through 12/31/04 with the NAREIT Equity REIT Index, an unmanaged index which tracks the performance of all Equity REITs currently listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- --------------------------------------------------------------
                                                            Average Annual Total Return as of 12/31/04
-------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------
                                                          1 Year                     Since Inception

-------------------------------------------------- ---------------------- ---------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------

Neuberger Berman Real Estate Fund -                       31.68%                          25.47%
Trust Class shares
-------------------------------------------------- ---------------------- ---------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------
NAREIT Equity REIT Index                                  31.58%                          22.37%
-------------------------------------------------- ---------------------- ---------------------------------------


OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts.

     o    Jane  Putnam,  Vice  President  and  Manager.   Ms.  Putnam  has  been
          associated with Oppenheimer as a portfolio manager since July 1995.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.

PIMCO Total Return Portfolio


o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.



PIMCO Inflation Protected Bond Portfolio

     o John B. Brynjolfsson, Managing Director. He joined PIMCO in 1989 and has managed fixed income assets since 1992.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The PIMCO Inflation Protected Bond Portfolio and the PIMCO Real Return Fund, which is also advised by PIMCO, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2003, it does not have a significant operating history. In order to provide you with the information regarding the investment capabilities of PIMCO, performance information regarding the PIMCO Real Return Fund is presented. Management fees paid by the PIMCO Real Return Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the PIMCO Real Return Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the PIMCO Real Return Fund, as a percentage of average net assets, applied to all prior periods Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of PIMCO Real Return Fund and the Portfolio will vary.

         The table below compares the PIMCO Real Return Fund's average annual compounded total returns for the 1- and 5-year periods and since inception of the Class A shares on 1/27/97 through 12/31/04 with the Lehman Global Real: U.S. TIPS Bond Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year            Since Inception

-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------

PIMCO Real Return Fund - Class A shares (without           8.70%                  10.85%                 8.55%
sales charge)
-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
PIMCO Real Return Fund - Class A shares (with              5.44%                  10.18%                 8.13%
sales load)
-------------------------------------------------- ----------------------- ---------------------- --------------------
-------------------------------------------------- ----------------------- ---------------------- --------------------
Lehman Global Real:  U.S. TIPS Index                       8.46%                  10.85%                7.88%*
-------------------------------------------------- ----------------------- ---------------------- --------------------
* Index performance is from 1/31/97.



RCM CAPITAL MANAGEMENT LLC ("RCM"), a subsidiary of AGI LP, Suite 2900, Four Embarcadero Center, San Francisco, California 94111 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the RCM Global Technology Portfolio of the Trust. Originally founded in 1970, RCM provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. RCM is an indirect subsidiary of Allianz AG. As of December 31, 2004, RCM had over $22.7 billion in assets under management.


     o Walter C. Price, CFA, Co-Portfolio Manager, is a Managing Director and Senior Analyst on the Global Technology Team. Mr. Price joined RCM in 1974.


     o Huachen Chen, CFA, Co-Portfolio Manager is a Senior Portfolio Manager with RCM. Mr. Chen joined RCM in ======= 1984.



PRIOR EXPERIENCE WITH COMPARABLE FUND


         The RCM Global Technology Portfolio and the Allianz RCM Global Technology Fund, which is also advised by RCM, have substantially similar investment objectives, policies, and strategies. RCM began managing the Portfolio in January 2005. In order to provide you with information regarding the investment capabilities of RCM, performance information regarding the Allianz RCM Global Technology Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Allianz RCM Global Technology Fund and the Portfolio will vary.

         The table below compares the Allianz RCM Global Technology Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/31/95 through 12/31/04 with the NASDAQ Composite Index, an unmanaged market-value weighted index of all common stocks on the NASDAQ Stock Market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------


Allianz RCM Global Technology Fund - Class I             17.93%                 -9.17%                 18.29%
 shares

-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
NASDAQ Composite Index                                     8.60%                 -11.76%                8.41%
-------------------------------------------------- ---------------------- ---------------------- ---------------------



T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

         The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/04
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year             10 Year
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

T. Rowe Price Mid-Cap Growth Fund                                 18.39%              6.52%              15.73%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       15.48%              -3.36%             11.23%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                           16.48%              9.54%              16.10%
------------------------------------------------------------ ------------------ ------------------- ------------------



THIRD AVENUE MANAGEMENT LLC ("Third Avenue"), 622 Third Avenue, New York, NY 10017, is the Adviser for the Third Avenue Small Cap Value Portfolio of the Trust. Third Avenue is an indirect, majority owned subsidiary of Affiliated Managers Group, Inc. Third Avenue or its predecessor entity has been an investment adviser for mutual funds since its organization in 1986 and as of December 31, 2004 had over $11.7 billion in assets under management.

     o Curtis Jensen, Co-Portfolio Manager and Co-Chief Investment Officer of the Adviser. Mr. Jensen has been employed by the Adviser and its predecessor since 1995 as a portfolio manager and senior research analyst. He has been co-manager of the Third Avenue Small-Cap Value Fund since its inception and became sole manager of that Fund in May 2001.

     o Ian Lapey, Co-Portfolio Manager. Mr. Lapey has been employed by the Adviser and its predecessor since 2001 as a portfolio manager and senior research analyst. Prior to joining the Adviser, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Third Avenue Small Cap Value Portfolio and the Third Avenue Small-Cap Value Fund, which is also advised by Third Avenue, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2002, it does not have a long operating history. In order to provide you with information regarding the investment capabilities of Third Avenue, performance information regarding the Third Avenue Small-Cap Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Third Avenue Small-Cap Value Fund and the Portfolio will vary.

         The table below compares the Third Avenue Small-Cap Value Fund's average annual compounded total returns for the 1- and 5-year periods and since inception on 4/1/97 through 12/31/04 with the Russell 2000 Value Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------ ---------------------------------------------------------------------------------
                                                        Average Annual Total Return as of 12/31/04
------------------------------------ ---------------------------------------------------------------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
                                             1 Year                    5 Year                  Since Inception
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------

Third Avenue Small-Cap Value Fund            21.27%                    15.21%                       12.95%
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
Russell 2000 Value Index                     22.25%                    17.23%                       13.65%
------------------------------------ ------------------------ -------------------------- -----------------------------



TURNER INVESTMENT PARTNERS, INC. ("Turner"), 1205 Westlakes Drive, Suite 100, Berwyn, Pennsylvania 19312, is the Adviser to the Turner Mid-Cap Growth Portfolio of the Trust. Turner has been an investment manager for over 14 years and as of December 31, 2004 managed approximately $15.8 billion in a family of mutual funds and other advisory accounts.

o The Portfolio is managed by a committee composed of Christopher K. McHugh, Bill McVail, CFA, and Robert E. Turner, CFA. Mr. McHugh, Senior Portfolio Manager/Security Analyst, co-founded Turner in 1990 and is the Portfolio's lead manager. Mr. McVail, Senior Portfolio Manager/Security Analyst, joined Turner in 1998. Mr. Turner, Chairman and Chief Investment Officer - Growth Equities, co-founded Turner in 1990.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Turner Mid-Cap Growth Portfolio and the Turner Midcap Growth Fund, which is also advised by Turner, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2004, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Turner, performance information regarding the Turner Midcap Growth Fund is presented. Management fees paid by the Turner Midcap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Turner Midcap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the Turner Midcap Growth Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Turner Midcap Growth Fund and the Portfolio will vary.

         The table below compares the Turner Midcap Growth Fund's average annual compounded total returns for the 1- and 5-year periods and since inception of the Class 1 shares on 10/1/96 through 12/31/04 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell midcap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



           ----------------------------------- ----------------------------------------------------------------------
                                                            Average Annual Total Return as of 12/31/04
           ----------------------------------- ----------------------------------------------------------------------
           ----------------------------------- --------------- ------------------- ----------------------------------
                                                   1 Year           5 Years                 Since Inception
           ----------------------------------- --------------- ------------------- ----------------------------------
           ----------------------------------- --------------- ------------------- ----------------------------------

          Turner Midcap Growth Fund -             11.05%            -5.98%                     14.45%
           Class 1 shares
           ----------------------------------- --------------- ------------------- ----------------------------------
           ----------------------------------- --------------- ------------------- ----------------------------------
           Russell Midcap Growth Index             15.48%            -3.36%                     14.11%
           ----------------------------------- --------------- ------------------- ----------------------------------


MORGAN STANLEY INVESTMENT MANAGEMENT INC., doing business in certain instances (including in its role as Adviser to the Portfolio) under the name Van Kampen ("Van Kampen"), 1221 Avenue of the Americas, New York, New York 10020, is the Adviser to the Van Kampen Comstock Portfolio of the Trust. Van Kampen is a direct wholly-owned subsidiary of Morgan Stanley. As of December 31, 2004, Van Kampen, together with its affiliated asset management companies managed approximately $431.4 billion in assets.


o The Portfolio is managed by Van Kampen's Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt. Mr. Baker is a Managing Director with Van Kampen and has been employed by Van Kampen since 1991. Mr. Leder and Mr. Holt are Executive Directors with Van Kampen and have been employed by Van Kampen since 1995 and 1999, respectively.



PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS
======



         Since the Portfolio commenced operations in April 2005, it doesn't have any operating history. In order to provide you with information regarding the investment capabilities of Van Kampen, performance information regarding the Van Kampen Comstock Composite is presented. This chart does not show you the performance of the Van Kampen Comstock Portfolio - it shows the performance of similar accounts also managed by Van Kampen. This chart shows the historical performance of the Van Kampen Comstock Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of the Van Kampen Comstock Portfolio. As of 12/31/04, the Composite consisted of 22 mutual funds.


         The performance shows the historical track record of the Adviser and is not intended to imply how the Van Kampen Comstock Portfolio will perform. Total returns represent past performance of the Composite and not the Van Kampen Comstock Portfolio.




                                     Annul total returns/Average annual total returns
                                     for the periods ending December 31, 2004
                                                             ================


                                    Van Kampen                                              S&P
        Year/Period            Comstock Composite (%)1           S&P 500                 Barra Value
                                                                Index (%)2               Index (%)2



          2004                         17.36                     10.88                     15.63
                                       =====                     =====                     =====
          2003                         30.67                     28.68                     31.84
                                       =====                     =====                     =====
          2002                        -19.80                     -22.09                   -20.80
                                      ======                     ======                   ======
          2001                         -1.98                     -11.88                   -11.69
                                       =====                     ======                   ======
          2000                         31.73                     -9.12                     6.09
                                       =====                     =====                     ====
          1999                         2.26                      21.04                     12.72
                                       ====                      =====                     =====
          1998                         20.05                     28.57                     14.68
                                       =====                     =====                     =====
          1997                         29.84                     33.36                     29.99
                                       =====                     =====                     =====
          19963                        7.56                       5.42                     5.90
                                       ====                       ====                     ====
          ------------------------------------------------------------

          1 year                       17.36                     10.88                     15.63
                                       =====                     =====                     =====

          5 years                      9.69                      -2.30                     2.49
                                       ====                      =====                     ====
          Since Inception3             13.05                      8.51                     8.94
                                       =====                      ====                     ====


1 This column shows performance after average advisory fees and operating expenses charged to the accounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds. The Van Kampen Comstock Portfolio's fees and expenses are generally expected to be higher than those reflected in this composite, which would reduce performance. The composite does not reflect the deduction of mutual fund sales loads, if applicable.
2 The Standard & Poor's 500 Composite Stock Price Index, an index of the stocks of approximately 500 large- and medium-sized companies traded in U.S. stock markets. Results include reinvested dividends. The S&P/Barra Value Index consists of those S&P 500 companies with lower price to book ratios.

3 The inception date of the composite was 11/1/96. Total returns and expenses are not annualized for the first year of operations.

         Appendix A contains a summary of the performance information set forth in this section with respect to each Adviser or its affiliate's prior experience with comparable funds.

        Distribution Plan

         Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

        YOUR INVESTMENT

        Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

         Disclosure of Portfolio Holdings


Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.


         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.


        Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

        Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.


         The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.


         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing


         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.


         The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.


         Limitations on the Trust's Ability to Detect and Deter Market Timing

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

         Risks Associated With Market Timing Generally


         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.


         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.



        FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares and Class B shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



Met/AIM Mid Cap Core Equity Portfolio*

Class A

                                For the Years Ended December 31,
                                                                    For the period from January
                                                                      2, 2002 (commencement of

                                                                        operations)
                                                                        to
                                                                        December
                                                                        31,
                                                                        2002(a)
                                    2004(a)           2003(a)
                                    -------           ------

NET ASSET VALUE, BEGINNING OF
PERIOD........................
                                    $12.33             $9.85                   $10.98
                                    ------             -----                   ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income.........       0.08              0.01                     0.03
Net realized and unrealized
gains (losses)................
                                     1.72              2.58                    (1.15)
                                     ----              ----                    ------
TOTAL FROM INVESTMENT
OPERATIONS....................
                                     1.80              2.59                    (1.12)
                                     ----              ----                    ------
DISTRIBUTIONS:
Dividends from net investment
income................................---.............(0.01)..               (0.00)+++
Distributions from net
realized capital gains................---.............(0.10)..                 (0.01)
                                      ---             ------                   ------
TOTAL DISTRIBUTIONS...........................................
                                      ---             (0.11)                   (0.01)
                                      ---             ------                   ------
NET ASSET VALUE, END OF PERIOD
                                    $14.13            $12.33                   $9.85
                                    ------            ------                   -----
TOTAL RETURN..................       14.60            26.42%                 (10.18)%+
                                     -----            ------                 --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).....................       $58.8             $4.5                     $4.2
RATIOS TO AVERAGE NET ASSETS
(1):
Expenses......................       0.85%             0.93%                  0.90%++
Net investment income.........       0.59%             0.10%                  0.26%++
PORTFOLIO TURNOVER RATE.......
                                     90.7%             36.2%                   37.1%+

---------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                   0.83%

                                                       0.96%           1.64%++
Ratio of Expenses to
Average Net Assets After
Broker Rebates:
                                    N/A                0.92%           0.86%++


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap
Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.



Met/AIM Mid Cap Core Equity Portfolio*

Class B

                        For the Years Ended December 31,
                                                                                                For the period from
                                                                                                  October 9, 2001
                                                                                                  (commencement of

                                                                                                operations)
                                                                                                to
                                                                                                December
                                                                                                31,
                                                                                                2001(a)

                                          2004(a)            2003(a)             2002(a)
                                          -------            -------             -------

NET ASSET VALUE, BEGINNING OF PERIOD
                                           $12.29             $9.83               $11.02               $10.00
                                           ------             -----               ------               ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income loss..........        0.02              (0.01)             0.00+++              0.00+++
Net realized and unrealized gains
(losses)............................        1.74               2.57               (1.18)                1.03
                                            ----               ----               ------                ----
TOTAL FROM INVESTMENT OPERATIONS....

                                            1.76               2.56               (1.18)                1.03
                                            ----               ----               ------                ----
DISTRIBUTIONS:
Dividends from net investment income........---............... ---              (0.00) +++             (0.01)
Distributions from net realized             ---               (0.10)              (0.01)                ---
                                            ---               ------              ------                ---
capital gains.................................................
TOTAL DISTRIBUTIONS.........................---...............(0.10)              (0.01)               (0.01)
                                            ---               ------              ------               ------
NET ASSET VALUE, END OF PERIOD......
                                           $14.05             $12.29              $9.83                $11.02
                                           ------             ------              -----                ------
TOTAL RETURN........................       14.32%             26.03%             (10.73)%             10.26%+
                                           ------             ------             --------             ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $211.0             $211.8              $32.8                 $4.5
RATIOS TO AVERAGE NET ASSETS (1):
Expenses............................       1.08%              1.19%               1.15%               1.15%++
Net investment income/(loss)........
                                           0.16%             (0.08)%               ---               (0.06)%++
PORTFOLIO TURNOVER RATE.............
                                           90.7%              36.2%               37.1%                18.0%+
______________________

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:

                                           1.03%              1.15%               1.91%               7.18%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                            N/A               1.19%               1.12%                 N/A


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap
Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable.

(a) Net investment income per share was calculated using average shares outstanding.






Met/AIM Small Cap Growth Portfolio

Class A

                        For the Years Ended December 31,

                                                                                       For the period from January
                                                                                         2, 2002 (commencement of

                                                                                           operations)
                                                                                           to
                                                                                           December
                                                                                           31,
                                                                                           2002(a)
                                               2004(a)                2003(a)
                                               -------                -------
NET ASSET VALUE, BEGINNING OF PERIOD..
                                               $12.03                  $8.65                      $11.85
                                               ------                  -----                      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss...................         (0.09)                 (0.08)                      (0.06)
Net realized and unrealized gains
(losses)..............................          0.90                   3.46                       (3.14)
                                                ----                   ----                       ------
TOTAL FROM INVESTMENT OPERATIONS......

                                                0.81                   3.38                       (3.20)
                                                ----                   ----                       ------
NET ASSET VALUE, END OF PERIOD .......
                                               $12.84                 $12.03                      $8.65
                                               ------                 ------                      -----
TOTAL RETURN..........................          6.73%                 39.08%                    (27.00)%+
                                                -----                 ------                    ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................          $92.5                  $6.2                        $6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................          1.03%                  1.04%                     1.05%++
Net investment loss...................         (0.74)                 (0.78%)                   (0.64)%++
PORTFOLIO TURNOVER RATE...............
                                                94.9%                  29.8%                      19.5%+
------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:



                                             1.02%                       1.16%               2.10%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                              N/A                         N/A                1.03%++

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Met/AIM Small Cap Growth Portfolio

Class B

                        For the Years Ended December 31,
                                                                                         For the period from
                                                                                           October 9, 2001
                                                                                          (commencement of

                                                                                        operations)
                                                                                        to
                                                                                        December
                                                                                        31,
                                                                                        2001(a)
                                          2004(a)        2003(a)         2002(a)
                                          -------        -------         -------
NET ASSET VALUE, BEGINNING OF PERIOD.
                                          $11.97          $8.62          $11.89                $10.00
                                          ------          -----          ------                ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................     (0.12)         (0.11)          (0.08)                (0.02)
Net realized and unrealized gains
(losses).............................      0.89           3.46           (3.19)                 1.91
                                           ----           ----           ------                 ----
TOTAL FROM INVESTMENT OPERATIONS.....

                                           0.77           3.35           (3.27)                 1.89
                                           ----           ----           ------                 ----
NET ASSET VALUE, END OF PERIOD......
                                          $12.74         $11.97           $8.62                $11.89
                                          ------         ------           -----                ------
TOTAL RETURN.........................      6.43%         38.86%         (27.50)%               18.90%+
                                           -----         ------         --------               -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)............................     $309.7         $206.3           $47.1                 $7.6
RATIOS TO AVERAGE NET ASSETS(1):
Expenses.............................      1.29%          1.30%           1.30%                1.30%++
Net investment loss..................     (1.03)%        (1.04)%         (0.87)%              (0.92)%++
PORTFOLIO TURNOVER RATE..............
                                           94.9%          29.8%           19.5%                 5.1%+
-----------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:


                                           1.23%          1.36%           2.32%                5.22%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                            N/A            N/A            1.28%                  N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Goldman Sachs Mid-Cap Value Portfolio
Class A

                                                For the period from April
                                                30, 2004 (commencement of
                                               operations) to December 31,
                                                         2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income........................              0.09

Net realized and unrealized gains............
                                                           2.01

TOTAL FROM INVESTMENT OPERATIONS.............
                                                           2.10

DISTRIBUTIONS:

Dividends from net investment income......................(0.05)

Distributions from net realized capital gains.................
                                                          (0.11)

TOTAL DISTRIBUTIONS.......................................(0.16)
                                                          ------

NET ASSET VALUE, END OF PERIOD...............
                                                          $11.94

TOTAL RETURN.................................             20.98%
                                                          ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)......
                                                          $126.0

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.....................................             0.97%+

Net investment income........................             1.19%+

PORTFOLIO TURNOVER RATE......................            40.8%++

---------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                                  0.98%

+........Annualized

++.......Non-annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Goldman Sachs Mid-Cap Value Portfolio
Class B

                                                  For the period from April
                                                  30, 2004 (commencement of
                                                       operations) to December
                                                     31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.05

Net realized and unrealized gains..............
                                                             2.04

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             2.09

DISTRIBUTIONS:

Dividends from net investment income...........
                                                            (0.03)

Distributions from net realized capital
gains........................................               (0.11)

TOTAL DISTRIBUTIONS.........................................(0.14)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $11.95

TOTAL RETURN...................................             20.85%
                                                            ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........             $104.0

RATIOS TO AVERAGE NET ASSETS(1):


Expenses.......................................            1.14%+

Net investment income..........................            0.71%+

PORTFOLIO TURNOVER RATE........................            40.8%++
                                                                =



----------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:

                                                           1.14%+


+........Annualized

++.......Non-annualized




(a)......Net investment income per share was calculated using average shares outstanding.






Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class A

                        For the Years Ended December 31,
                                                                              For the period from January 2,
                                                                                   2002 (commencement of

                                                                                   operations)
                                                                                   to
                                                                                   December
                                                                                   31,
                                                                                   2002(a)
                                          2004(a)             2003(a)
                                          -------             -------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................       $11.89               $8.89                      $10.81
                                          ------               -----                      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income..............        0.04                 0.08                       0.06
Net realized and unrealized gains
(losses)...........................        2.43                 3.06                      (1.97)
                                           ----                 ----                      ------
TOTAL FROM INVESTMENT OPERATIONS...

                                           2.47                 3.14                      (1.91)
                                           ----                 ----                      ------
DISTRIBUTIONS:
Dividends from net investment
income......................................---............... (0.11)                     (0.01)
Distributions from net realized
capital gains...............................---............... (0.03)                       ---
                                            ---                ------                       ---
TOTAL DISTRIBUTIONS.........................---............... (0.14)                     (0.01)
                                            ---                ------                     ------
NET ASSET VALUE, END OF PERIOD.....
                                          $14.36               $11.89                      $8.89
                                          ------               ------                      -----
TOTAL RETURN.......................       20.80%               35.36%                    (17.64)%+
                                          ------               ------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)..........................       $276.4                $8.4                       $4.8
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................        1.04%               1.16%                      1.10%++
Net investment income..............        0.32%               0.80%                      0.68%++
PORTFOLIO TURNOVER RATE............

                                           11.3%               22.1%                      82.0%+
-------------------

Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:



                                           1.04%               1.21%                  2.49%++
Ratio of Expenses to Average Net
Assets  After Broker Rebates:
                                            N/A                1.15%                  1.08%++

*........Effective January 1, 2003, the Portfolio changed its name to
..........Harris Oakmark International Portfolio and Harris Associates L.P.
..........became the Portfolio's Adviser.
..........
+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class B

                        For the Years Ended December 31,


                                                                                       For the period from
                                                                                         October 9, 2001
                                                                                         (commencement of

operations) to
                                      2004(a)         2003(a)          2002(a)         December 31, 2001(a)
                                      -------         -------          -------         -----------------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.84          $8.87           $10.84                 $10.00
                                       ------          -----           ------                 ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income (loss).....
                                        0.16            0.02            0.01                  (0.02)
Net realized and unrealized
gains (losses)...................       2.27            3.08           (1.97)                  0.99
                                        ----            ----           ------                  ----
TOTAL FROM INVESTMENT OPERATIONS.

                                        2.43            3.10           (1.96)                  0.97
                                        ----            ----           ------                  ----
DISTRIBUTIONS:
Dividends from net investment
income..................................---............(0.10).         (0.01)                 (0.01)
Distributions from net realized
capital gains...........................---............(0.03).           ---                  (0.12)
                                        ---            ------            ---                  ------
TOTAL DISTRIBUTIONS...........................................
                                        ---            (0.13)          (0.01)                 (0.13)
                                        ---            ------          ------                 ------
NET ASSET VALUE, END OF PERIOD...
                                       $14.27          $11.84           $8.87                 $10.84
                                       ------          ------           -----                 ------
TOTAL RETURN.....................      20.52%          34.96%         (18.09)%                9.69%+
                                       ------          ------         --------                -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................      $483.9          $288.0           $17.9                  $5.8

RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................      1.23%           1.43%            1.35%                1.35%++
Net investment income (loss).....
                                       1.27%           0.17%            0.15%               (0.07)%++
PORTFOLIO TURNOVER RATE..........
                                       11.3%           22.1%            82.0%                 22.5%+
----------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:


                                      1.23%            1.33%                   2.64%         5.69%++
Ratio of Expenses to Average
Net Assets After Broker
Rebates:                               N/A             1.43%**                  1.31%         N/A

*........Effective January 1, 2003, the Portfolio changed its name to
..........Harris Oakmark International Portfolio and Harris Associates L.P.
..........became the Portfolio's Adviser.

**.......Excludes effect of deferred expense reimbursement by
..........the Portfolio to the Manager.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Janus Aggressive Growth Portfolio

Class A

                        For the Years Ended December 31,

                                                                                        For the period from
                                                                                          January 2, 2002
                                                                                         (commencement of

operations) to
                                             2004(a)               2003(a)             December 31, 2002(a)
                                             -------               -------             --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..
                                              $7.03                 $5.37                      $7.44
                                              -----                 -----                      -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........         0.01                 (0.01)                     0.01
Net realized and unrealized gains
(losses)..............................         0.61                  1.67                     (2.08)
                                               ----                  ----                     ------
TOTAL FROM INVESTMENT OPERATIONS......

                                               0.62                  1.66                     (2.07)
                                               ----                  ----                     ------
DISTRIBUTIONS:

Dividends from net investment income..
                                               ---                   ---                     (0.00)+++
Distributions from net realized
capital gains.........................         ---                   ---                        ---
                                               ---                   ---                        ---


TOTAL DISTRIBUTIONS...................         ---                   ---                     (0.00)+++
                                               ---                   ---                     ------
NET ASSET VALUE, END OF PERIOD........
                                              $7.65                 $7.03                      $5.37
                                              -----                 -----                      -----
TOTAL RETURN..........................        8.82%                 30.91%                   (27.78)%+
                                              -----                 ------                   --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................        $250.8                $19.9                      $2.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................        0.90%                 0.89%                     0.85%++
Net investment income (loss)..........        0.15%                (0.09)%                    0.11%++
PORTFOLIO TURNOVER RATE...............
                                              104.7%                91.5%                     92.7%+
--------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                              0.85%                 0.90%                     1.43%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                               N/A                  0.89%                     0.77%++


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.





Janus Aggressive Growth Portfolio

Class B

                        For the Years Ended December 31,
                                                                                         For the period from
                                                                                          February 12, 2001
                                                                                          (commencement of

operations) to
                                             2004(a)        2003(a)       2002(a)       December 31, 2001(a)
                                             -------        -------       -------       --------------------
NET ASSET VALUE, BEGINNING OF PERIOD....
                                              $6.99          $5.34         $7.40               $10.00
                                              -----          -----         -----               ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)............     (0.01)         (0.02)        (0.01)               0.00+++
Net realized and unrealized gains
(losses)................................      0.60           1.67         (2.05)               (2.60)
                                              ----           ----         ------               ------
TOTAL FROM INVESTMENT OPERATIONS........
                                              0.59           1.65         (2.06)               (2.60)
                                              ----           ----         ------               ------
DISTRIBUTIONS:

Dividends from net investment income....
                                               ---            ---        (0.00)+++               ---
Distributions from net realized capital
gains...................................       ---            ---           ---                  ---
                                               ---            ---           ---                  ---

TOTAL DISTRIBUTIONS.....................       ---            ---        (0.00)+++               ---
                                               ---            ---        ------                  ---
NET ASSET VALUE, END OF PERIOD..........
                                              $7.58          $6.99         $5.34                $7.40
                                              -----          -----         -----                -----
TOTAL RETURN............................      8.44%         30.90%       (27.83)%             (26.00)%+
                                              -----         ------       --------             --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).
                                             $339.5         $252.6         $46.8                $15.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses................................      1.15%          1.14%         1.10%               1.10%++
Net investment loss.....................     (0.11)%        (0.37)%       (0.18)%             (0.11)%++
PORTFOLIO TURNOVER RATE.................
                                             104.7%          91.5%         92.7%               98.4%+
-------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                              1.08%          1.18%         1.69%               4.03%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:
                                               N/A           1.13%         1.00%                 N/A


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Bond Debenture Portfolio*
Class A


                        For the Years Ended December 31,

                                         2004(a)        2003(a)       2002(a)         2001(a)          2000
                                         -------        -------       -------         -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                         $12.04         $10.24         $11.22         $11.75          $12.48
                                         ------         ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............      0.70           0.73           0.77           0.90            1.00
Net realized and unrealized gains
(losses)............................      0.31           1.27          (0.79)         (0.48)          (0.90)
                                          ----           ----          ------         ------          ------
TOTAL FROM INVESTMENT OPERATIONS....

                                          1.01           2.00          (0.02)          0.42            0.10
                                          ----           ----          ------          ----            ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                         (0.42)         (0.20)         (0.96)         (0.95)          (0.83)
Distributions from net realized
capital gains..............................---............---.          ---            ----            ----
                                           ---            ---           ---            ----            ----
TOTAL DISTRIBUTIONS......................(0.42).........(0.20)         (0.96)         (0.95)          (0.83)
                                         ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD......
                                         $12.63         $12.04         $10.24         $11.22          $11.75
                                         ------         ------         ------         ------          ------
TOTAL RETURN........................      8.43%         19.52%        (0.39)%          3.76%          0.87%
                                          -----         ------        -------          -----          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................     $520.3         $234.6         $202.1         $154.2          $155.2
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................      0.63%          0.70%         0.70%           0.72%          0.85%
Net investment income...............      5.65%          6.52%         7.43%           7.76%          7.78%
PORTFOLIO TURNOVER RATE.............
                                          39.8%          36.9%         45.8%           66.2%          64.9%
------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement By
Manager:
                                           N/A          0.67%+         0.77%           0.75%          0.86%

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Bond Debenture Portfolio
Class B

                        For the Years Ended December 31,
                                                                                      For the period from March
                                                                                      22, 2001 (commencement of

                                                                                         operations)
                                                                                         to
                                                                                         December
                                                                                         31,
                                                                                         2001(a)
                                       2004(a)         2003(a)          2002(a)
                                       -------         -------          -------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.97           $10.21           $11.20                 $12.03
                                       ------           ------           ------                 ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.69             0.69             0.72                   0.64

Net realized and unrealized
gains (losses)...................       0.29             1.46            (0.76)                 (0.52)
                                        ----             ----            ------                 ------

TOTAL FROM INVESTMENT OPERATIONS.

                                        0.98             2.15            (0.04)                  0.12
                                        ----             ----            ------                  ----

DISTRIBUTIONS:

Dividends from net investment
income.................................(0.41)...........(0.20)           (0.95)                 (0.95)

Distributions from net realized
capital gains............................---............(0.19)            ---                    ----
                                         ---            ------            ---                    ----

TOTAL DISTRIBUTIONS...........................................
                                       (0.41)           (0.39)           (0.95)                 (0.95)
                                       ------           ------           ------                 ------

NET ASSET VALUE, END OF PERIOD...
                                       $12.54           $11.97           $10.21                 $11.20
                                       ------           ------           ------                 ------

TOTAL RETURN.....................       8.17%           19.15%          (0.57)%                 1.17%+
                                        -----           ------          -------                 -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)........................      $776.0           $758.2           $197.4                 $31.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.........................       0.88%           0.96%            0.95%                 0.95%++

Net investment income............       5.61%           6.11%            7.12%                 7.38%++

PORTFOLIO TURNOVER RATE..........
                                        39.8%           36.9%            45.8%                  66.2%+

------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:


                                         N/A           0.91%+++          1.05%                 0.98%++

+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the      Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





Lord Abbett Growth and Income Portfolio*
Class A

                        For the Years Ended December 31,






                                              2004(a)       2003(a)      2002(a)        2001(a)          2000
                                              -------       -------      -------        -------          ----

NET ASSET VALUE, BEGINNING OF PERIOD.....
                                              $24.41        $18.86        $25.05        $26.82          $24.07
                                              ------        ------        ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income....................      0.33          0.23          0.21          0.25           0.00+
Net realized and unrealized gains
(losses).................................      2.82          5.56         (4.67)        (1.80)           3.26
                                               ----          ----         ------        ------           ----
TOTAL FROM INVESTMENT OPERATIONS.........
                                               3.15          5.79         (4.46)        (1.55)           3.26
                                               ----          ----         ------        ------           ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                              (0.12)        (0.24)        (0.21)        (0.22)          (0.28)
Distributions from net realized capital
gains...........................................---...........---         (1.52)         ----           (0.33)
                                                ---           ---         ------         ----           ------
TOTAL DISTRIBUTIONS...........................(0.12)........(0.24)        (1.73)        (0.22)          (0.51)
                                              ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD...........
                                              $27.44        $24.41        $18.86        $25.05          $26.82
                                              ------        ------        ------        ------          ------
TOTAL RETURN.............................     12.92%        31.06%       (17.95)%       (5.77)%         14.68%
                                              ------        ------       --------       -------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..
                                             $1,867.5      $1,167.7       $890.2       $1,205.5         $944.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.................................      0.57%         0.62%        0.65%          0.64%          0.70%
Net investment income....................      1.30%         1.13%        0.94%          1.04%          1.32%

PORTFOLIO TURNOVER RATE..................
                                               29.7%         37.0%        55.4%          69.7%          51.7%
---------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:

                                              0.56%         0.62%         0.67%          0.64%           N/A
                                                                                                         ===


Ratio of Expenses to Average Net Assets
After Broker Rebates:

                                               N/A          0.61%         0.63%           N/A            N/A
                                                                                                         ===


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Rounds  to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Growth and Income Portfolio
Class B

                        For the Years Ended December 31,
                                                                                    For the period from March
                                                                                    22, 2001 (commencement of
                                                                                     operations) to December
                                                                                           31, 2001(a)
                                       2004(a)         2003(a)         2002(a)
                                       -------         -------         -------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $24.29           $18.78          $25.01                $23.59
                                       ------           ------          ------                ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.27             0.18            0.17                  0.13

Net realized and unrealized
gains (losses) ..................       2.80             5.54           (4.67)                 1.51
                                        ----             ----           ------                 ----

TOTAL FROM INVESTMENT OPERATIONS.

                                        3.07             5.72           (4.50)                 1.64
                                        ----             ----           ------                 ----

DISTRIBUTIONS:

Dividends from net investment
income.................................(0.09)...........(0.21)          (0.21)                (0.22)

Distributions from net realized
capital gains............................---.............---..          (1.52)                 ----
                                         ---             ---            ------                 ----

TOTAL DISTRIBUTIONS...........................................
                                       (0.09)           (0.21)          (1.73)                (0.22)
                                       ------           ------          ------                ------


NET ASSET VALUE, END OF PERIOD...
                                       $27.27           $24.29          $18.78                $25.01
                                       ------           ------          ------                ------

TOTAL RETURN.....................      12.65%           30.73%         (18.12)%               6.96%+
                                       ------           ------         --------               -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)........................     $1,282.3         $1,081.0         $337.3                $98.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.........................       0.82%           0.86%           0.90%                0.89%++

Net investment income............       1.08%           0.87%           0.78%                0.72%++

PORTFOLIO TURNOVER RATE..........
                                        29.7%           37.0%           55.4%                 69.7%+

-----------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:

                                        0.80%           0.86%           0.93%                 0.89%++

Ratio of Expenses to Average Net
Assets After Broker Rebate:
                                         N/A            0.86%           0.88%                   N/A


+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






MFS Research International Portfolio
Class A

                        For the Years Ended December 31,
                                                                                    For the period from May 1,
                                                                                       2001 (commencement of

                                                                                       operations)
                                                                                       to
                                                                                       December
                                                                                       31,
                                                                                       2001(a)
                                  2004(a)          2003(a)            2002(a)
                                  -------          -------            -------

NET ASSET VALUE, BEGINNING
OF PERIOD....................

                                   $9.81            $7.49              $8.48                   $9.55
                                   -----            -----              -----                   -----

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income (loss).
                                   0.08             0.06               0.06                   (0.01)

Net realized and unrealized
gains (losses)...............
                                   1.85             2.34              (1.04)                  (1.04)
                                   ----             ----              ------                  ------

TOTAL FROM INVESTMENT
OPERATIONS...................
                                   1.93             2.40              (0.98)                  (1.05)
                                   ----             ----              ------                  ------

DISTRIBUTIONS:

Dividends from net
investment income...................---............(0.08).....        (0.01)                  (0.02)

Distributions from net
realized capital gains............(0.02).............---......          ---                     ---
                                  ------             ---                ---                     ---

TOTAL DISTRIBUTIONS...........................................
                                  (0.02)           (0.08)             (0.01)                  (0.02)
                                  ------           ------             ------                  ------

NET ASSET VALUE, END OF
PERIOD.......................
                                  $11.72            $9.81              $7.49                   $8.48
                                  ------            -----              -----                   -----

TOTAL RETURN.................     19.72%           32.20%            (11.52)%                (11.04)%+
                                  ------           ------            --------                --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
(In millions)................     $304.0            $67.3              $9.4                    $3.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.....................      1.06%            1.09%              1.00%                  1.00%++

Net investment income (loss).
                                   0.75%            0.68%              0.73%                 (0.01)%++

PORTFOLIO TURNOVER RATE......
                                   98.5%            99.0%             114.1%                  133.6%+

------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:

                                   0.94%               1.11%                  1.86%                 5.08%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                            N/A                1.09%                  1.00%                   N/A

+........Non-annualized

++.......Annualized

N/A......Not Applicable.

(a)......Net investment income per share was calculated using average shares outstanding.






MFS Research International Portfolio
Class B

                        For the Years Ended December 31,
                                                                                        For the period from
                                                                                         February 12, 2001
                                                                                         (commencement of

operations) to
                                    2004(a)          2003(a)          2002(a)          December 31, 2001(a)
                                    -------          -------          -------          --------------------

NET ASSET VALUE, BEGINNING OF
PERIOD.........................
                                     $9.79            $7.47            $8.48                  $10.00
                                     -----            -----            -----                  ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income..........       0.05            0.05              0.03                   0.01

Net realized and unrealized
gains (losses).................
                                      1.86            2.33             (1.03)                 (1.52)
                                      ----            ----             ------                 ------

TOTAL FROM INVESTMENT
OPERATIONS.....................
                                      1.91            2.38             (1.00)                 (1.51)
                                      ----            ----             ------                 ------

DISTRIBUTIONS:

Dividends from net investment
income................................---............(0.06)...         (0.01)                 (0.01)

Distributions from net
realized capital gains...............(0.02)............---....          ---                     ---
                                     ------            ---              ---                     ---

TOTAL DISTRIBUTIONS...........................................
                                     (0.02)          (0.06)            (0.01)                 (0.01)
                                     ------          ------            ------                 ------

NET ASSET VALUE, END OF PERIOD.
                                     $11.68           $9.79            $7.47                   $8.48
                                     ------           -----            -----                   -----

TOTAL RETURN...................      19.56%          32.04%           (11.80)%               (15.14)%+
                                     ------          ------           --------               --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)......................      $396.0          $186.0            $67.1                   $14.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.......................      1.32%            1.33%            1.25%                  1.25%++

Net investment income..........      0.47%            0.56%            0.34%                  0.13%++

PORTFOLIO TURNOVER RATE........
                                     98.5%            99.0%            114.1%                 133.6%+

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                     1.18%            1.39%            2.07%                  5.33%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                              N/A             1.33%            1.25%                    N/A

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.





Neuberger Berman Real Estate Portfolio
Class A

                                                For the period from April
                                                30, 2004 (commencement of
                                               operations) to December 31,
                                                         2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income........................              0.55

Net realized and unrealized gains............              2.42
                                                           ----

TOTAL FROM INVESTMENT OPERATIONS.............
                                                           2.97

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                          (0.22)

Distributions from net realized capital gains.................
                                                          (0.28)

TOTAL DISTRIBUTIONS.......................................(0.50)
                                                          ------

NET ASSET VALUE, END OF PERIOD...............
                                                          $12.47

TOTAL RETURN.................................             29.73%
                                                          ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)......
                                                          $77.1

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.....................................             0.84%+

Net investment income........................             6.76%+

PORTFOLIO TURNOVER RATE......................            52.3%++

---------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                                  0.84%+

+........Annualized

++.......Non-annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Neuberger Berman Real Estate Portfolio
Class B

                                                  For the period from April
                                                  30, 2004 (commencement of
                                                       operations) to December
                                                     31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.26

Net realized and unrealized gains..............              2.69
                                                             ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             2.95

DISTRIBUTIONS:

Dividends from net investment income...........
                                                            (0.20)

Distributions from net realized capital
gains........................................ (0.28)

TOTAL DISTRIBUTIONS.........................................(0.48)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $12.47

TOTAL RETURN...................................             29.55%
                                                            ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........             $167.2

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.98%++

Net investment income..........................            3.45%++

PORTFOLIO TURNOVER RATE........................             52.3%+


----------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:
                                                           0.98%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.











Oppenheimer Capital Appreciation Portfolio

Class A

                                              For the Years Ended December 31,

                                                                                         For the period from
                                                                                           January 2, 2002
                                                                                          (commencement of

operations) to
                                                  2004(a)             2003(a)           December 31, 2002(a)
                                                  -------             -------           -----------------
             NET ASSET VALUE, BEGINNING OF
             PERIOD........................
                                                   $8.33               $6.47                    $8.57
                                                   -----               -----                    -----
             INCOME FROM INVESTMENT
             OPERATIONS:

             Net investment income.........         0.07                0.01                    0.01
             Net realized and unrealized
             gains (losses)................
                                                    0.47                1.85                   (2.11)
                                                    ----                ----                   ------
             TOTAL FROM INVESTMENT
             OPERATIONS....................
                                                    0.54                1.86                   (2.10)
                                                    ----                ----                   ------
             DISTRIBUTIONS:
             Dividends from net investment
             income................................(0.06)...............---                   (0.00)+++
             Distributions from net
             realized capital gains................(0.45)...............---                      ---
                                                   ------               ---                      ---
             TOTAL DISTRIBUTIONS...........................................
                                                   (0.51)               ---                   (0.00)+++
                                                   ------               ---                   ------
             NET ASSET VALUE, END OF PERIOD
                                                   $8.36               $8.33                    $6.47
                                                   -----               -----                    -----
             TOTAL RETURN..................        6.70%               28.75%                 (24.47)%+
                                                   -----               ------                 --------
             RATIOS/SUPPLEMENTAL DATA:
             Net assets, end of period (In
             millions).....................        $298.0               $0.2                    $0.7
             RATIOS TO AVERAGE NET ASSETS
             (1):
             Expenses......................        0.68%               0.72%                   0.75%++
             Net investment income ........        0.90%               0.07%                   0.17%++
             PORTFOLIO TURNOVER RATE.......
                                                   65.3%               36.6%                   20.6%+
             --------------------

             (1) Ratio of Operating Expenses to Average Net Assets Before
             Reimbursement by the Manager:
                                                   0.69%               0.75%                   0.99%++
             Ratio of Expenses to Average
             Net Assets After Broker
             Rebates:                               N/A                0.72%                     N/A

+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

N/A......Not Applicable
(a)......Net investments income per share was calculated using average shares outstanding.







Oppenheimer Capital Appreciation Portfolio

Class B

                                               For the Years Ended December 31,
                                                                                                 For the period from February
                                                                                                   12, 2001 (commencement of

                                                                                                     operations)
                                                                                                     to
                                                                                                     December
                                                                                                     31,
                                                                                                     2001(a)
                                               2004(a)          2003(a)           2002(a)
                                               -------          -------           -------
NET ASSET VALUE, BEGINNING OF PERIOD......
                                                $8.29            $6.45             $8.57                    $10.00
                                                -----            -----             -----                    ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................       0.06             ---             0.00+++                   0.00+++
Net realized and unrealized gains (losses)
                                                 0.46            1.84              (2.12)                   (1.43)
                                                 ----            ----              ------                   ------
TOTAL FROM INVESTMENT OPERATIONS..........
                                                 0.52            1.84              (2.12)                   (1.43)
                                                 ----            ----              ------                   ------
DISTRIBUTIONS:
Dividends from net investment income..........................
                                                (0.05)            ---            (0.00)+++                 (0.00)+++
Distributions from net realized capital
gains...........................................(0.45)........    ---               ---                       ---
                                                ------            ---               ---                       ---
TOTAL DISTRIBUTIONS.............................(0.50)........    ---            (0.00)+++                 (0.00)+++
                                                ------            ---            ------                    ------
NET ASSET VALUE, END OF PERIOD............
                                                $8.31            $8.29             $6.45                     $8.57
                                                -----            -----             -----                     -----
TOTAL RETURN..............................      6.40%           28.53%            (24.73)%                 (14.27)%+
                                                -----           ------            --------                 --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...
                                                $634.6          $551.0             $122.4                    $26.9
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................      0.95%            0.99%             1.00%                    1.00%++
Net investment income (loss)..............      0.67%           (0.03)%           (0.02)%                   0.04%++
PORTFOLIO TURNOVER RATE...................
                                                65.3%            36.6%             20.6%                    29.7%+
---------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                                      0.91%               0.98%*                1.22%       3.21%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:
                                                       N/A                 0.99%                 N/A          N/A

+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

*........Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
..........
N/A......Not Applicable

(a)......Net investments income per share was calculated using average shares outstanding.






PIMCO Inflation Protected Bond Portfolio
Class A

                                                                              For the period from May 1,
                                                                                2003 (commencement of

operations) to December 31,
                                               For the Year Ended December             2003(a)
                                                                  ---------            -------
                                                       31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $10.29                        $10.00
                                                          ------                        ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income........................              0.16                          0.07

Net realized and unrealized gains............              0.81                          0.47
                                                           ----                          ----

TOTAL FROM INVESTMENT OPERATIONS.............
                                                           0.97                          0.54
                                                           ----                          ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                          (0.11)                        (0.04)
                                                          ------                        ------

Distributions from net realized capital gains.................
                                                          (0.51)                        (0.21)
                                                          ------                        ------

TOTAL DISTRIBUTIONS.......................................(0.62)                        (0.25)
                                                          ------                        ------

NET ASSET VALUE, END OF PERIOD...............
                                                          $10.64                        $10.29
                                                          ------                        ------

TOTAL RETURN.................................             9.41%                         5.47%
                                                          -----                         -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)......
                                                          $331.3                         $1.1

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.....................................             0.62%                         0.70%+

Net investment income........................             1.39%                         0.72%+

PORTFOLIO TURNOVER RATE......................            1,173.9%                      935.0%++

---------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                                   N/A                          0.74%

+........Annualized

++.......Non-annualized

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Inflation Protected Bond Portfolio
Class B

                                                                                For the period from May 1,
                                                                                   2003 (commencement of

operations) to
                                                 For the Year Ended December       December 31, 2003(a)
                                                         31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.29                        $10.00
                                                            ------                        ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.08                          0.07

Net realized and unrealized gains..............              0.84                          0.46
                                                             ----                          ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             0.92                          0.53
                                                             ----                          ----

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.07)                        (0.03)
                                                            ------                        ------

Distributions from net realized capital gains..
                                                            (0.51)                        (0.21)
                                                            ------                        ------

TOTAL DISTRIBUTIONS.........................................(0.58)                        (0.24)
                                                            ------                        ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $10.63                        $10.29
                                                            ------                        ------

TOTAL RETURN...................................             8.99%                          5.35%
                                                            -----                          -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........
                                                            $502.3                        $366.2

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................             0.81%                         0.84%++

Net investment income..........................             0.73%                         0.64%++

PORTFOLIO TURNOVER RATE........................            1,173.9%                       935.0%+


----------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                                             N/A                          0.84%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.







PIMCO Total Return Portfolio

Class A

                        For the Years Ended December 31,

                                                                                     For the period from May 1,
                                                                                        2001 (commencement of

                                                                                        operations)
                                                                                        to
                                                                                        December
                                                                                        31,
                                                                                        2001(a)
                                      2004(a)          2003(a)          2002(a)
                                      -------          -------          -------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.61          $11.34           $10.35                 $10.03
                                       ------          ------           ------                 ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.20            0.28             0.33                   0.27
Net realized and unrealized gains
                                        0.40            0.23             0.66                   0.40
                                        ----            ----             ----                   ----
TOTAL FROM INVESTMENT OPERATIONS.

                                        0.60            0.51             0.99                   0.67
                                        ----            ----             ----                   ----
DISTRIBUTIONS:
Dividends from net investment
income.................................(0.81)..........(0.13).            ---                  (0.20)
Distributions from net realized         ---            (0.11)             ---                  (0.15)
                                        ---            ------             ---                  ------
capital gains.................................................
TOTAL DISTRIBUTIONS...........................................
                                       (0.81)          (0.24)             ---                  (0.35)
                                       ------          ------             ---                  ------
NET ASSET VALUE, END OF PERIOD...
                                       $11.40          $11.61           $11.34                 $10.35
                                       ------          ------           ------                 ------
TOTAL RETURN.....................      5.25%            4.53%            9.57%                 6.68%+
                                       -----            -----            -----                 -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................      $578.0          $194.5           $155.0                  $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................      0.57%            0.59%            0.65%                 0.65%++
Net investment income............      1.69%            2.43%            3.06%                 3.76%++
PORTFOLIO TURNOVER RATE..........
                                       416.0%          547.1%           474.4%                 346.0%+
--------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:


                                        N/A            0.57%*           0.64%*                 1.15%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Total Return Portfolio

Class B

                        For the Years Ended December 31,
                                                                                       For the period from February
                                                                                         12, 2001 (commencement of

                                                                                           operations)
                                                                                           to
                                                                                           December
                                                                                           31,
                                                                                           2001(a)
                                     2004(a)           2003(a)           2002(a)
                                     -------           -------           -------
NET ASSET VALUE, BEGINNING OF
PERIOD.........................
                                      $11.54           $11.29            $10.33                   $10.00
                                      ------           ------            ------                   ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income..........        0.19             0.24              0.31                     0.32
Net realized and unrealized
gains..........................        0.38             0.25              0.65                     0.34
                                       ----             ----              ----                     ----
TOTAL FROM INVESTMENT
OPERATIONS.....................
                                       0.57             0.49              0.96                     0.66
                                       ----             ----              ----                     ----
DISTRIBUTIONS:
Distributions in excess of net
investment income.............................................
                                      (0.79)           (0.13)              ---                    (0.18)
Distributions from net
realized capital gains.................---.............(0.11).             ---                    (0.15)
                                       ---             ------              ---                    ------
TOTAL DISTRIBUTIONS...........................................
                                      (0.79)           (0.24)              ---                    (0.33)
                                      ------           ------              ---                    ------
NET ASSET VALUE, END OF PERIOD.
                                      $11.32           $11.54            $11.29                   $10.33
                                      ------           ------            ------                   ------
TOTAL RETURN...................       4.98%             4.53%             9.29%                   6.68%+
                                      -----             -----             -----                   -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)......................      $1,028.5          $893.8            $427.7                    $46.2
RATIOS TO AVERAGE NET ASSETS
(1):
Expenses.......................       0.81%             0.83%             0.90%                   0.90%++
Net investment income..........       1.66%             2.07%             2.85%                   3.48%++
PORTFOLIO TURNOVER RATE........
                                      416.0%           547.1%            474.4%                   346.0%+
----------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:


                                       N/A             0.82%*            0.90%*               1.40%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to
..........the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class A

                                               For the Years Ended December 31,


                                                                                                   For the period from May 1,
                                                                                                      2001 (commencement of

                                                                                                      operations)
                                                                                                      to
                                                                                                      December
                                                                                                      31,
                                                                                                      2001(a)
                                                 2004(a)            2003(a)           2002(a)
                                                 -------            -------           -------
NET ASSET VALUE, BEGINNING OF PERIOD......
                                                  $4.83              $3.06             $6.18                  $8.06
                                                  -----              -----             -----                  -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................       (0.02)              (0.04)            (0.04)                (0.04)
Net realized and unrealized gains (losses)
                                                 (0.19)               1.81             (3.08)                (1.84)
                                                 ------               ----             ------                ------
TOTAL FROM INVESTMENT OPERATIONS..........
                                                 (0.21)               1.77             (3.12)                (1.88)
                                                 ------               ----             ------                ------
NET ASSET VALUE, END OF PERIOD............
                                                  $4.62              $4.83             $3.06                  $6.18
                                                  -----              -----             -----                  -----
TOTAL RETURN..............................       (4.28%)             57.84%           (50.49)%              (23.33)%+
                                                 -------             ------           --------              --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...
                                                  $81.8              $47.2             $13.0                  $16.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................        0.96%              1.10%             1.10%                 1.10%++
Net investment loss.......................       (0.45)%            (0.89)%           (0.90)%               (0.90)%++
PORTFOLIO TURNOVER RATE...................
                                                 173.0%              313.0%            227.2%                346.9%+
-------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                                   N/A               1.26%             1.73%                        3.97%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:                              N/A               1.04%             1.04%                          N/A

*........Effective May 1, 2004, the Portfolio changed its name from PIMCO
Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005,
the Portfolio changed its name to RCM Global Technology Portfolio.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.





RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class B

                                             For the Years Ended December 31,


                                                                                                   For the period from
                                                                                                    February 12, 2001
                                                                                                    (commencement of
                                                                                                operations) to December
                                                 2004(a)          2003(a)         2002(a)              31, 2001(a)
                                                 -------          -------         -------              -----------
NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                  $4.79            $3.04           $6.16                 $10.00
                                                  -----            -----           -----                 ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss........................      (0.02)           (0.05)           (0.04)                (0.06)
Net realized and unrealized gains (losses).
                                                 (0.19)            1.80            (3.08)                (3.78)
                                                 ------            ----            ------                ------
TOTAL FROM INVESTMENT OPERATIONS...........
                                                 (0.21)            1.75            (3.12)                (3.84)
                                                 ------            ----            ------                ------
NET ASSET VALUE, END OF PERIOD.............
                                                  $4.78            $4.79           $3.04                  $6.16
                                                  -----            -----           -----                  -----
TOTAL RETURN...............................      (4.31)%          57.57%          (50.65)%              (38.40)%+
                                                 -------          ------          --------              --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....
                                                 $100.2            $64.8           $15.2                  $9.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................       1.21             1.35%           1.35%                 1.35%++
Net investment loss........................      (0.57)%          (1.14)%         (1.13)%               (1.01)%++
PORTFOLIO TURNOVER RATE....................      173.0%           313.0%           227.2%                346.9%+
------------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement to
the Manager:
                                                   N/A             1.52%           1.96%                 4.21%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:                              N/A             1.29%           1.27%                   N/A


*........Effective May 1, 2004, the Portfolio changed its name from PIMCO
Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005,
the Portfolio changed its name to RCM Global Technology Portfolio.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.






T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                        For the Years Ended December 31,
                                                                                         For the period from May 1,
                                                                                           2001 (commencement of

                                                                                                  operations)
                                                                                                  to
                                                                                                  December
                                                                                                  31,
                                                                                                  2001(a)
                                             2004(a)         2003(a)        2002(a)
                                             -------         -------        -------

NET ASSET VALUE, BEGINNING OF PERIOD....
                                              $6.39           $4.66          $8.37                 $9.76
                                              -----           -----          -----                 -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.....................      (0.03)          (0.02)         (0.02)                (0.02)

Net realized and unrealized gains
(losses)................................       1.19            1.75          (3.66)                (1.37)
                                               ----            ----          ------                ------

TOTAL FROM INVESTMENT OPERATIONS........
                                               1.16            1.73          (3.68)                (1.39)
                                               ----            ----          ------                ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                               ---             ---            ---                   ----

Distributions from net capital realized
gains..........................................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

TOTAL DISTRIBUTIONS............................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

NET ASSET VALUE, END OF PERIOD..........
                                              $7.55           $6.39          $4.66                 $8.37
                                              -----           -----          -----                 -----

TOTAL RETURN............................      18.15%          37.12%        (44.00)%             (14.24)%+
                                              ------          ------        --------             --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).
                                              $145.7          $34.8          $16.0                 $13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses................................      0.83%           0.91%          0.80%                0.80%++

Net investment loss.....................     (0.41)%         (0.37)%        (0.34)%              (0.35)%++

PORTFOLIO TURNOVER RATE.................
                                              51.7%           56.5%          157.2%                86.3%+

--------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:


                                              0.90%           0.92%%          1.10%               2.35%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:
                                               N/A            0.83%%          0.73%                 N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
            Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class B

                                               For the Years Ended December 31,
                                                                                                 For the period from February
                                                                                                  12, 2001 (commencement of

                                                                                                     operations)
                                                                                                     to
                                                                                                     December
                                                                                                     31,
                                                                                                     2001(a)
                                           2004(a)            2003(a)            2002(a)
                                           -------            -------            -------

NET ASSET VALUE, BEGINNING OF PERIOD.
                                            $6.34              $4.64              $8.34                     $10.00
                                            -----              -----              -----                     ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................       (0.05)            (0.04)              (0.03)                    (0.04)

Net realized and unrealized gains
(losses).............................        1.18              1.74               (3.64)                    (1.62)
                                             ----              ----               ------                    ------

TOTAL FROM INVESTMENT OPERATIONS.....

                                             1.13              1.70               (3.67)                    (1.66)
                                             ----              ----               ------                    ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                             ---                ---                ---                       ----

Distributions from net realized
capital gains................................---..............  ---               (0.03)                     ----
                                             ---                ---               ------                     ----

TOTAL DISTRIBUTIONS..........................---..............  ---               (0.03)                     ----
                                             ---                ---               ------                     ----

NET ASSET VALUE, END OF PERIOD.......
                                            $7.47              $6.34              $4.64                     $8.34
                                            -----              -----              -----                     -----

TOTAL RETURN.........................       17.82%            36.64%             (44.04)%                 (16.60)%+
                                            ------            ------             --------                 --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................       $345.0            $307.7              $62.6                     $23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.............................       1.16%              1.18%              1.05%                    1.05%++

Net investment loss..................      (0.69)%            (0.64)%            (0.54)%                  (0.53)%++

PORTFOLIO TURNOVER RATE..............
                                            51.7%              56.5%              157.2%                    86.3%+

---------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:

                                            1.07%            1.16%+++             1.41%                    2.60%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                             N/A               1.12%              0.96%                      N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
..........Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Third Avenue Small Cap Value Portfolio

Class A

                        For the Years Ended December 31,
                                                                                         For the period from May 1,
                                                                                            2002 (commencement of

                                                                                            operations)
                                                                                            to
                                                                                            December
                                                                                            31,
                                                                                            2002(a)
                                            2004(a)                    2003(a)
                                            -------                    -------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                            $11.62                      $8.29                      $10.00
                                            ------                      -----                      ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............            0.16                       0.05                        0.04
Net realized and unrealized
gains (losses)...................            2.96                       3.39                       (1.72)
                                             ----                       ----                       ------
TOTAL FROM INVESTMENT OPERATIONS.

                                             3.12                       3.44                       (1.68)
                                             ----                       ----                       ------
DISTRIBUTIONS:
Dividends from net investment
income......................................(0.08)............         (0.04)                      (0.02)
Distributions from net realized
capital gains...............................(0.28)............         (0.07)                      (0.01)
                                            ------                     ------                      ------
TOTAL DISTRIBUTIONS...........................................
                                            (0.36)                     (0.11)                      (0.03)
                                            ------                     ------                      ------
NET ASSET VALUE, END OF PERIOD...
                                            $14.38                     $11.62                       $8.29
                                            ------                     ------                       -----
TOTAL RETURN.....................           26.81%                     41.52%                     (16.78)%+
                                            ------                     ------                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................           $206.3                      $6.2                        $4.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................            0.87%                      0.93%                      0.95%++
Net investment income............            1.12%                      0.54%                      0.75%++
PORTFOLIO TURNOVER RATE..........            11.3%                      14.6%                      8.0%++
---------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:



                                              N/A                      0.92%*                  2.07%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to the
..........Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





Third Avenue Small Cap Value Portfolio

Class B

                        For the Years Ended December 31,

                                                                                 For the period from May 1,
                                                                                   2002 (commencement of

operations) to
                                         2004(a)               2003(a)              December 31, 2002(a)
                                         -------               ------               -----------------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                         $11.61                 $8.28                      $10.00
                                         ------                 -----                      ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............         0.06                  0.05                        0.04
Net realized and unrealized
gains (losses)...................         3.02                  3.38                       (1.73)
                                          ----                  ----                       ------
TOTAL FROM INVESTMENT OPERATIONS.

                                          3.08                  3.43                       (1.69)
                                          ----                  ----                       ------
DISTRIBUTIONS:
Dividends from net investment
income...................................(0.04)............... (0.03)                      (0.02)
Distributions from net realized
capital gains............................(0.28)............... (0.07)                      (0.01)
                                         ------                ------                      ------
TOTAL DISTRIBUTIONS...........................................
                                         (0.32)                (0.10)                      (0.03)
                                         ------                ------                      ------
NET ASSET VALUE, END OF PERIOD...
                                         $14.37                $11.61                      $8.28
                                         ------                ------                      -----
TOTAL RETURN.....................        26.50%                41.41%                    (16.90)%+
                                         ------                ------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................        $435.5                $307.9                      $33.4
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................         1.07%                 1.18%                     1.20%++
Net investment income............         0.46%                 0.49%                     0.80%++
PORTFOLIO TURNOVER RATE..........
                                          11.3%                 14.6%                      8.0%++
----------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                           N/A                  1.13%*                     1.69%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio
..........to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.






Turner Mid-Cap Growth Portfolio
Class A

                                                For the period from April
                                                30, 2004 (commencement of
                                               operations) to December 31,
                                                         2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income........................             (0.03)

Net realized and unrealized gains............              1.26
                                                           ----

TOTAL FROM INVESTMENT OPERATIONS.............
                                                           1.23

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                           ---

Distributions from net realized capital gains.................
                                                           ---

TOTAL DISTRIBUTIONS........................................---
                                                           ---

NET ASSET VALUE, END OF PERIOD...............
                                                          $11.23

TOTAL RETURN.................................             12.30%
                                                          ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)......
                                                          $76.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.....................................             0.91%+

Net investment income........................            (0.42)%+

PORTFOLIO TURNOVER RATE......................            101.7%++

---------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                                  0.91%+

+........Annualized

++.......Non-annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Turner Mid-Cap Growth Portfolio
Class B

                                                  For the period from April
                                                  30, 2004 (commencement of
                                                       operations) to December
                                                     31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................             (0.05)

Net realized and unrealized gains..............              1.27
                                                             ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             1.22

DISTRIBUTIONS:

Dividends from net investment income...........
                                                             ---

Distributions from net realized capital
gains........................................                ---
                                                             ---

TOTAL DISTRIBUTIONS..........................................---
                                                             ---

NET ASSET VALUE, END OF PERIOD.................
                                                            $11.22

TOTAL RETURN...................................             12.20%
                                                            ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........             $79.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            1.10%++

Net investment income..........................           (0.72)%++

PORTFOLIO TURNOVER RATE........................            101.7%+


----------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:
                                                           1.10%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.



                                     APPENDIX A
              SUMMARY OF ADVISERS' PRIOR EXPERIENCE WITH COMPARABLE FUNDS


         The following chart summarizes the prior performance information of the comparable funds or composite that was previously presented in the discussions of the Advisers beginning on page 102 of this Prospectus. It reflects the historical performance of the comparable fund managed by each Adviser or its affiliate that generally has investment objectives, policies, strategies and risks substantially similar to that of the respective Portfolio(s) of the Trust for which it serves as Adviser. No comparable fund performance history is given if a Portfolio has more than three years of performance history except for those Portfolios whose current Adviser has managed the Portfolio for less than three years. The data is provided to illustrate the past performance of the Advisers or their affiliates in managing substantially similar investment funds and to compare such performance to specified market indices. For Portfolios not included in this Appendix A, see each of these Portfolio's "Past Performance"
section in this Prospectus.

         As discussed previously, the data below does not represent the past performance of any of the Portfolios or an indication of the future performance of any Portfolio or its Adviser. Consequently, potential investors should not consider this performance data as an indication of the future performance of any Portfolio of the Trust or of its Adviser. The summary performance chart below is provided for ease of reference only. Please see the "The Advisers" section of this Prospectus beginning on page 102 for a more detailed discussion and explanation of the information summarized below.

         As noted above, the performance results for the comparable funds or composite presented below should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of each Portfolio and its comparable fund or composite will vary. For further discussion of the comparison between the fees and expenses of each Portfolio and its comparable fund or composite see the "Prior Experience with Comparable Fund" or Prior Performance of Comparable Accounts section, as applicable, relating to that Portfolio's Adviser. The performance results presented below do not reflect any Contract-related expenses and would be reduced if such charges were reflected.


Annual Rates of Return of Comparable Funds Managed by Advisers as of 12/31/04


         The name of the comparable fund or composite managed by the Adviser or its affiliate is shown in bold below the name of its corresponding Portfolio in the Trust. The name of the benchmark is shown in italics.










                                                         Average Annual Total Return as of 12/31/04

                                                                     of Comparable Funds

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
                                                                                              Since Inception  Inception Date
                                                 1 Year          5 Year          10 Year
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


Goldman Sachs Mid-Cap Value Portfolio -            N/A             N/A             N/A            20.85%          4/30/04
                                                                                                   ======
Class B

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Goldman Sachs Mid Cap Value Fund -               25.79%         17.89%           N/A            14.98%          8/1/95
                                                  ======          ======                           ======

Institutional Shares
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Russell Midcap Value Index                       23.63%         15.55%           N/A            14.15%
                                                  ======          ======                           ===

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Harris Oakmark International Portfolio -         20.52%            N/A             N/A            12.47%           10/9/01
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Oakmark International Fund - Class I Shares      19.09%         9.93%          11.54%            N/A
                                                  ======          =====           ======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

MSCI World ex U.S. Index                         20.39%         -0.77%          5.94%            N/A
                                                  ======          ======           =====

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Neuberger Berman Real Estate Portfolio -           N/A             N/A             N/A            29.55%           4/30/04
                                                                                                  ======
Class B

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Neuberger Berman Real Estate Fund - Trust        31.68%            N/A             N/A            25.47%           5/1/02
Class
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
NAREIT Equity REIT  Index                        31.58%            N/A             N/A            22.37%
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
RCM Global Technology Portfolio - Class B        -4.28%            N/A             N/A            -14.04%          2/12/01
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO RCM Global Technology Fund -
Class I shares
                                                 17.83%          -9.17%            N/A            18.29%
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
NASDAQ Composite  Index                           8.60%          -11.76%           N/A             8.41%

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO Inflation Protected Bond Portfolio -        9.01             N/A             N/A             8.64%           5/1/03
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO Real Return Fund -
Class A shares (without sales charge)
                                                  8.70%          10.85%            N/A             8.55%           1/22/97
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
PIMCO Real Return Fund - Class A shares
(with sales load)
                                                  5.44%          10.18%            N/A             8.13%
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Lehman Global Real: U.S. TIPS Index
                                                  8.46%          10.85%            N/A            7.88%+
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
T. Rowe Price Mid-Cap Growth Portfolio -         17.82%            N/A             N/A            -7.09%           2/12/01
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

T. Rowe Price Mid-Cap Growth Fund -              18.39%         6.52%          15.73%            N/A
                                                  ======          =====           ======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Russell Midcap Growth Index                      15.48%         -3.36%         11.23%            N/A
                                                  ======          ======          ======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

S&P Mid Cap 400 Index                            16.48%         9.54%          16.10%            N/A
                                                  ======          =====           ======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Third Avenue Small Cap Value Portfolio -         26.50%            N/A             N/A            15.98%           5/1/02
Class B
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Third Avenue Small-Cap Value Fund                21.27%          15.21%            N/A            12.95%           4/1/97
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell 2000 Value Index                         22.25%          17.23%            N/A            13.65%
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Turner Mid-Cap Growth Portfolio - Class B          N/A             N/A             N/A            12.20%          4/30/04
                                                                                                   ======

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Turner Mid-Cap Growth Fund - Class 1 shares      11.05%          -5.98%            N/A            14.45%           10/1/96
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Russell Midcap Growth Index                      15.48%          -3.36%            N/A            14.11%
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
Van Kampen Comstock Portfolio - Class B            N/A             N/A             N/A              N/A            4/29/05
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

Van Kampen Composite                             17.36%         9.69%            N/A           13.05%          11/1/96
                                                  ======          =====             ===            ======          ===

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

S&P 500 Index                                    10.88%         -2.30%           N/A           8.51%
                                                  ======          ======            ===            =

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------
--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------

S&P 500 Barra Value Index                        15.63%         2.49%            N/A           8.94%
    ====                                          ======          =====             ===            =

--------------------------------------------- -------------- ---------------- --------------- ---------------- ----------------


*   Since 10/31/95
** Since 1/01/96
+   Since 1/31/97








        FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854



Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):


o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for
                  information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.


o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.


                              SEC FILE # 811-10183

                                     [FRONT COVER]





                              Met Investors Series Trust

                         Lord Abbett America's Value Portfolio

                         Lord Abbett Bond Debenture Portfolio
                        Lord Abbett Growth and Income Portfolio

                      Lord Abbett Growth Opportunities Portfolio
                          Lord Abbett Mid-Cap Value Portfolio



                         MFS Research International Portfolio

                      Oppenheimer Capital Appreciation Portfolio

                             PIMCO Total Return Portfolio
                      Met/Putnam Capital Opportunities Portfolio
                        T. Rowe Price Mid-Cap Growth Portfolio

                             Van Kampen Comstock Portfolio


                              Class A and Class B Shares

                                      Prospectus

                                      May 1, 2005

 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                                    TABLE OF CONTENTS

                                                                                                                 Page


INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................6
         Investment Summary.......................................................................................6
             Lord Abbett America's Value Portfolio...........................................................     8
             Lord Abbett Bond Debenture Portfolio..........................................................      13
             Lord Abbett Growth and Income Portfolio.......................................................      18
             Lord Abbett Growth Opportunities Portfolio....................................................      22
             Lord Abbett Mid-Cap Value Portfolio..................................................               26
             MFS Research International Portfolio...........................................................     30
             Oppenheimer Capital Appreciation Portfolio.....................................................     35
             PIMCO Total Return Portfolio..................................................................      39
             Met/Putnam Capital Opportunities Portfolio....................................................      44
             T. Rowe Price Mid-Cap Growth Portfolio........................................................      48
             Van Kampen Comstock Portfolio..................................................................     53
             Primary Risks of Investing in the Portfolios........................................................56
         Additional Investment Strategies...................................................................... .59
         Management............................................................................................. 72
             The Manager...................................................................................      72
             The Advisers..................................................................................      75
             Distribution Plan.............................................................................      83
YOUR INVESTMENT................................................................................................. 83
         Shareholder Information................................................................................ 83
         Dividends, Distributions and Taxes..................................................................... 84
         Sales and Purchases of Shares.......................................................................... 85
FINANCIAL HIGHLIGHTS............................................................................................ 89
FOR MORE INFORMATION.....................................................................................Back Cover



INTRODUCTION

        Understanding the Trust


     Met  Investors  Series  Trust  (the  "Trust")  is  an  open-end  management investment company that offers a selection of thirty managed investment portfolios or mutual funds, only eleven of which are offered through this Prospectus (the "Portfolios"). Each of the eleven Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.


Investing Through a Variable Insurance Contract

     Class A and Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts"). As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

     Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

      Understanding the Portfolios

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

     Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

     Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

     Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.



Before you choose a Portfolio, please consider...
                                                                                                                             Higher


                                                                                                                        Risk/Reward



All of the Portfolios involve risk, but there is also the                      Met/Putnam Capital Opportunities Portfolio
potential for reward.  You can lose money - and you can make
money.  The Portfolios are structured so that each offers a                    Lord Abbett Growth Opportunities Portfolio
different degree of risk and reward than others.
                                                                                   T. Rowe Price Mid-Cap Growth Portfolio
Notice the scale at the right.  It covers, in the opinion of
the Portfolios' Manager, the full spectrum of risk/reward of                          Lord Abbett Mid-Cap Value Portfolio
the Portfolios described in this Prospectus.  Please note that the scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the Portfolios.
What risk/reward level is for you? Ask yourself the following:
                                                                                     MFS Research International Portfolio
(1)      How well do I handle fluctuations in my account value?
     The higher a Portfolio is on the risk/ reward

     spectrum, the more its price is likely to move up                         Oppenheimer Capital Appreciation Portfolio
     and down on a day to day basis.  If this makes
     you uncomfortable, you may prefer an investment
     at the lower end of the scale that may not                                             Van Kampen Comstock Portfolio
     fluctuate in price as much.

(2)      Am I looking for a higher rate of return?                                Lord Abbett Growth and Income Portfolio
     Generally, the higher the potential return, the
     higher the risk.  If you find the potential to
     make money is worth the possibility of losing                                  Lord Abbett America's Value Portfolio
     more, then a Portfolio at the higher end of the
     spectrum may be right for you.

                                                                                             PIMCO Total Return Portfolio
                                                                                                                          Lower
A final note: These Portfolios are designed for long-term investment.

                                                                                                                        Risk/Reward




THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

     o    Investment Objective

          What is the Portfolio's investment goal?

     o    Principal Investment Strategy

          How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

     o    Primary Risks

          What are the specific risks of investing in the Portfolio?

     o    Past Performance

          How well has the Portfolio performed over time?

     o    Fees and Expenses

          What is the cost of investing in the Portfolio?

     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

     In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

     [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

     The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

                            Lord Abbett America's Value Portfolio


Investment Objective:

         To provide current income and capital appreciation.

Principal Investment Strategy:

     The Portfolio normally invests in equity securities of companies with market capitalizations greater than $500 million at the time of purchase and fixed income securities of various types. The Portfolio's Adviser generally uses a value approach to identify particular investments for the Portfolio. The mix of the Portfolio's investments at any time will depend on the Adviser's judgments regarding the degree to which the Adviser believes specific securities are undervalued (that is, with the highest projected total return/yield potential) and is subject to change. Under normal circumstances, the Portfolio invests at least 65% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. The Portfolio invests under normal circumstances at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States.

     In the case of equity securities, the Adviser focuses on companies that are believed have the potential for significant market appreciation due to growing recognition of improvement in their financial results or increasing anticipation of such improvement. The Adviser looks for such factors as:

o        changes in economic and financial environments
o        new or improved products or services
o        new or rapidly expanding markets
o        changes in management or structure of the company
o        price increases for the company's products or services
o improved efficiencies resulting from new technologies or changes in distribution
o        changes in government regulations, political or competitive conditions

     The equity  securities  in which the Portfolio  may invest  include  common
stocks,  preferred  stocks,   convertible  securities,   warrants,  and  similar
instruments.

     The Portfolio may invest in various fixed income securities including investment grade debt securities, mortgage-related or other asset-backed securities, high yield securities ("junk bonds"), U.S. Government securities, and cash equivalents. In selecting investments for the Portfolio the Adviser seeks unusual values, using fundamental, bottom-up research to identify undervalued securities that it is believed will produce a high total return. It is expected that a significant portion of the Portfolio's assets (as much as 30%) may be invested in junk bonds. Through portfolio diversification, credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes investment risks may be reduced although there is no assurance that losses will not occur. Although the Portfolio may purchase securities with maturities of up to 30 years, during normal market conditions its average portfolio maturity is expected to be between 5 and 10 years.

     The Portfolio may invest up to 20% of its net assets, in foreign securities primarily traded outside the United States.

[Right side:]

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Interest rate risk
o        Credit risk
o        High yield debt security risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                      Year-by-Year Total Return as of 12/31


                         ------------------------------

                                     17.73%





                                       04

                         ------------------------------

                        High Quarter: 4th - 2004 + 9.05%
                        Low Quarter:  2nd - 2004    + 2.05%

     The table below compares the Portfolio's Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.






                     ------------------------------------------------------------------------

                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception         Date


                     Class B                          17.73%         23.64%         5/1/03

                     S&P 500
                     Index                            10.87%         20.32%


                     ----------------------------- -------------- ------------- ---------------




[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
         see page 75]

o        For financial highlights see page 90]


For information on Lord, Abbett & Co. LLC's performance with a comparable fund, see page 76.

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the period ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of the those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expense (expenses that are deducted from Portfolio assets).


                      -------------------------------- --------------------

                                                             Class B

                      -------------------------------- --------------------
                      -------------------------------- --------------------

                      Management Fee                          0.65%

                      -------------------------------- --------------------
                      -------------------------------- --------------------

                      12b-1 Fees                              0.25%

                      -------------------------------- --------------------
                      -------------------------------- --------------------

                      Other Expenses                          0.69%

                      -------------------------------- --------------------
                      -------------------------------- --------------------

                      Total Annual Portfolio                  1.59%
                      Operating Expenses Before
                      Expense Waiver/ Repayment to
                      Manager


                      -------------------------------- --------------------
                      -------------------------------- --------------------

                      Contractual Expense                    (0.50)%
                      (Waiver)/Repayment to Manager*

                      -------------------------------- --------------------
                      -------------------------------- --------------------

                      Total Annual Portfolio                  1.09%
                      Operating Expenses After
                      Expense Waiver/ Repayment to
                      Manager


                      -------------------------------- --------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class B shares of the Portfolio will not exceed 1.10% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses


                           --------------------------- -----------------------

                                                                  Class B

                           --------------------------- -----------------------
                           --------------------------- -----------------------

                           1 Year                                  $112

                           --------------------------- -----------------------
                           --------------------------- -----------------------

                           3 Years                                 $456

                           --------------------------- -----------------------
                           --------------------------- -----------------------

                           5 Years                                 $824


                           --------------------------- -----------------------
                           --------------------------- -----------------------

                           10 Years                               $1,858


                           --------------------------- -----------------------

[Left Side:]

                          Lord Abbett Bond Debenture Portfolio


Investment Objective:

     To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

     Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

     The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

     The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

o        debt securities when the trend of interest rates is expected to be down
o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock
o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)
o        equity securities

     The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

     The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Interest rate risk
o        Credit risk
o        High yield debt security risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

     The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                      Year-by-Year Total Return as of 12/31 of Each Year


------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
15.63%        6.26%        3.40%       0.87%       3.76%       -0.39%      19.52%      8.43%






97            98           99          00          01          02          03          04
------------- ------------ ----------- ----------- ----------- ----------- ----------- -----------
                                     High Quarter: 2nd -2003  + 7.25%
                                     Low Quarter: 3rd -1998   - 4.31%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston
High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio; and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.







                     --------------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                   ----------- ----------------- ---------- ---------------

                                                                                Since       Inception Date
                                                    1 Year        5 Year      Inception

                                   ----------- ----------------- ---------- ---------------



                     Class A                        8.43%          6.20%        7.93%       5/1/96
                     Class B                        8.17%           __          7.11%       4/3/01
                                                                                             =  =
                     Credit Suisse First            11.96%         8.17%        7.96%*

                        Boston High Yield
                        Index
                     Lehman Aggregate Bond          4.34%          7.74%        7.14%*
                        Index
                     ------------------------- ----------------- ---------- --------------- ---------------
                           *  Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 75
                            =
o        For financial highlights
         see page 92]
                            ==


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

         ---------------------------------------- ------------------------- ----------------------
                                                          Class A                  Class B
         ---------------------------------------- ------------------------- ----------------------
         ---------------------------------------- ------------------------- ----------------------


        Management Fee (1)                                0.52%                  0.52%
                       ====                                 =====                   ===

         ---------------------------------------- ------------------------- ----------------------
         ---------------------------------------- ------------------------- ----------------------
         12b-1 Fees                                         None                    0.25%
         ---------------------------------------- ------------------------- ----------------------
         ---------------------------------------- ------------------------- ----------------------
         Other Expenses                                    0.06%                    0.06%
         ---------------------------------------- ------------------------- ----------------------
         ---------------------------------------- ------------------------- ----------------------

         Total Annual Portfolio Operating                  0.58%                  0.83%
                                                            =====                   ===

         Expenses
         ---------------------------------------- ------------------------- ----------------------

         (1)  The management fee has been restated to reflect a reduction in the fee effective
         January 1, 2005.  Prior to that date, the management fee was 0.57%.  The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

---------------------------------------- -------------------------------------- --------------------------------------
                                                        Class A                                Class B
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------


1 Year                                                   $59                                   $85
                                                          ===                                    =

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

3 Years                                                  $186                                  $266
                                                          ====                                   ==

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

5 Years                                                  $325                                  $462
                                                          ====                                   ==

---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------

10 Years                                                 $727                                 $1,029
                                                          ====                                  ====

---------------------------------------- -------------------------------------- --------------------------------------



[Left Side:]

                        Lord Abbett Growth and Income Portfolio


Investment Objective:

     To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

     To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

     In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

     The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.





                                Year-by-Year Total Return as of 12/31 of Each Year
------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------


29.82%        19.45%     24.31%      12.87%     16.56%      14.68%     -5.77%     -17.95%      31.06%    12.92%





95            96         97          98         99          00         01         02           03        04
------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------
                                     High Quarter 2nd - 2003 + 17.86%
                                     Low Quarter: 3rd - 2002 - 19.80%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




                ------------------------------------------------------------------------------
                                 Average Annual Total Return as of 12/31/04
                                     1 Year       5 Year      10 Year     Inception Date
                                     ------       ------      -------     --------------


                Class A                12.92%       5.58%       12.81%        12/11/89
                Class B                12.65%        ___         ___          3/22//01
                                                                               =  ===
                S&P 500 Index          10.87%       -2.30%      12.07%

                -------------------- ------------ ----------- ----------- --------------------

[SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 75
                            =
o        For financial highlights
         see page 96]
                            ==


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None




Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                 ------------------------------- ------------------------- ---------------------------
                                                         Class A                    Class B
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------

                 Management Fee                           0.52%                      0.52%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 12b-1 Fees                                None                      0.25%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Other Expenses                           0.05%                      0.05%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Total Annual Portfolio                   0.57%                      0.82%
                 Operating Expenses
                 ------------------------------- ------------------------- ---------------------------


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------------------------------------
                          Class A          Class B
------------------------------------------------------------------
------------------------------------------------------------------
1 Year                      $58              $84
------------------------------------------------------------------
------------------------------------------------------------------
3 Years                    $181             $258
------------------------------------------------------------------
------------------------------------------------------------------
5 Years                    $315             $448
------------------------------------------------------------------
------------------------------------------------------------------
10 Years                   $704             $995
------------------------------------------------------------------

[Left Side:]

                        Lord Abbett Growth Opportunities Portfolio

Investment Objective:

         Capital appreciation.

Principle Investment Strategy:

     The Portfolio invests normally at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for mid-cap stock performance, as of July 1, 2004. As of such date, the market capitalization range of the Russell Midcap Index was approximately $450 million to $12 billion. This market capitalization range will vary in response to changes in the market over time. The Portfolio uses a growth style of investing which means that the Adviser favors companies that show the potential for strong revenue and earnings growth.

     Typically, in choosing stocks, the Adviser looks for mid-sized companies using:

o fundamental research to identify companies likely to produce superior returns over a two to five year time frame, by analyzing the dynamics in each company within its industry and within the economy

o    quantitative   research  to  identify   companies   with  superior   growth
     possibilities


     The Portfolio may also invest in equity securities such as convertible securities warrants, American Depositary Receipts and similar instruments.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.




                                Year-by-Year Total Return as of 12/31 of Each Year



                    ---------------------- ----------------------- --------------------

                          -24.41%                 35.70%                12.45%





                             02                      03                    04
                    ---------------------- ----------------------- --------------------

                                         High Quarter: 2nd - 2003 +17.43%
                                         Low Quarter: 3rd - 2002 -15.77%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.3 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




           ----------------------------------------------------------------------------------------------------------
                                                                 Average Annual
           Total                                         Return as of 12/31/04


                                                   1 Year               Since Inception           Inception Date
           Class A                                 12.76%                    2.34%                    5/1/01
           Class B                                 12.45%                    0.76%                   2/12/01
           Russell Midcap Growth Index

                                                   15.48%                   -0.37%*
                                                                                  =

           ------------------------------ ------------------------- ------------------------- -----------------------
         *  Index performance is from 2/12/01.


[SIDE BAR:

Portfolio Management:


o        Lord, Abbett & Co. LLC
         see page 75

o        For financial highlights see page 100]



Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None




Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                ----------------------------------- ----------------------------- --------------------------
                                                              Class A                      Class B
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------

                Management Fee                                 0.70%                        0.70%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                12b-1 Fees                                      None                        0.25%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Other Expenses                                 0.25%                        0.25%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Total Annual Portfolio Operating               0.95%                        1.20%
                Expenses Before Expense Waiver/
                Repayment to Manager
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Contractual Expense (Waiver)/                 (0.05)%                      (0.05)%
                Repayment to Manager*
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Total Annual Portfolio Operating               0.90%                        1.15%
                Expenses After Expense Waiver/
                Repayment to Manager
                ----------------------------------- ----------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-------------------------------------------------------------------------
                              Class A             Class B
-------------------------------------------------------------------------
-------------------------------------------------------------------------
1 Year                          $92                $118
-------------------------------------------------------------------------
-------------------------------------------------------------------------
3 Years                        $299                $378
-------------------------------------------------------------------------
-------------------------------------------------------------------------
5 Years                        $523                $658
-------------------------------------------------------------------------
-------------------------------------------------------------------------
10 Years                      $1,166              $1,457
-------------------------------------------------------------------------



[Left Side:]

              Lord Abbett Mid-Cap Value Portfolio



Investment Objective:


     The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.


Principal Investment Strategy:


     Under normal circumstances at least 80% of the Portfolio's net assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion. This market capitalization may vary in response to changes in the markets.




     The Portfolio normally will be diversified among many issues representing many different industries. Selection of stocks is based on appreciation potential, without regard to current income. The Portfolio invests primarily in common stocks, including convertible securities, in companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community. This potential for improvement may derive from such factors as:

o        changes in the economic and financial environment
o        new or improved products or services
o        new or rapidly expanding markets
o        changes in management or structure of the company
o        price increases due to shortages of resources or productive capacity
o improved efficiencies resulting from new technologies or changes in distribution
o changes in governmental regulations, political climate or competitive conditions






     The companies represented in the Portfolio will have a strong or, in the perception of the Adviser, an improving financial position. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


       o   Market risk
       o   Market capitalization risk
       o   Investment style risk



Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Mid-Cap Value Portfolio, a series of Cova Series Trust, which commenced operations on August 20, 1997) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

     The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                    Year-by-Year Total Return as of 12/31 of Each Year


------------ ------------ ----------- ----------- ----------- ----------- -----------


1.11%        5.71%        52.87%      8.10%       -9.31%      26.15%      24.82%
=====        =====        ======      =====       ======      ======       =====





98           99           00          01          02          03          04
==           ==           ==          ==          ==          ==

------------ ------------ ----------- ----------- ----------- ----------- -----------


                              High Quarter: 2nd - 1999 +  16.83%
                              Low Quarter: 3rd - 1998 - 17.02%


     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Russell Midcap Index, a widely recognized unmanaged index measuring the broad market performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index, and with the S&P Mid Cap 400/Barra Value Index, a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 Index having low price-to-book ratios. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




                     ------------------------------------------------------------------------------------
                                             Average Annual Total Return as of 12/31/04

                                                  ________________________________________
                     =====================================================================

                                                                               Since      Inception Date

                                                  1 Year         5 Year      Inception


                     Class A                      24.82%         18.74%       14.12%      8/20/97

                     Class B                      24.50%          __         12.94         4/3/01

                     Russell Midcap Index
                                                  20.22%         7.59%        7.59%*

                     S&P Mid Cap 400/Barra

                     Value Index
                                                  18.93%         15.47%      12.93%**


                     ------------------------ ---------------- ----------- -------------- ---------------


                           *  Index performance is from 8/20/97.
                          **  Index performance is from 8/1/97.


[SIDE BAR:

         Portfolio Management:


o        Lord, Abbett & Co. LLC

                  see page 75
                  ===========
o        For financial highlights
                  see page 104]
                            ===



Fees and Expenses:


     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the periodyear ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of the those fees, expenses and charges.


Shareholder Transaction Expenses - None





Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets).


                 ----------------------------------- ------------------------ -----------------------

                                                             Class A                 Class B
                                                             =======                 -------

                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------


                Management Fee                               0.70%                   0.70%
                                                              =====                    ====

                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------

                 12b-1 Fees                                   None                    0.25%
                                                              ====

                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------

                 Other Expenses                               0.08%                   0.08%
                                                              =====                    ====

                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------

                 Total Annual Portfolio Operating             0.78%                   1.03%
                                                              =====                    ====
                 Expenses



Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.


     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses

-------------------------------------------------------------------------

                             Class A              Class B
                             =======              -------

-------------------------------------------------------------------------
-------------------------------------------------------------------------

1 Year                         $80                 $106
                               ===                  ===

-------------------------------------------------------------------------
-------------------------------------------------------------------------

3 Years                       $250                 $329
                              ====                  ===

-------------------------------------------------------------------------
-------------------------------------------------------------------------

5 Years                       $435                 $571
                              ====                  ===

-------------------------------------------------------------------------
-------------------------------------------------------------------------

10 Years                      $969                $1,264
                              ====                 =====

-------------------------------------------------------------------------




[Left Side:]


                           MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

     The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

     The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.






                     Year-by-Year Total Return as of 12/31 of Each Year



                  -------------------------- ------------------------- --------------------

                          -11.80%                    32.04%                 19.56%





                             02                         03                     04
                  -------------------------- ------------------------- --------------------
                                          High Quarter: 4th - 2003  +15.97%
                                          Low Quarter: 3rd - 2002   -14.58%


     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


                    ---------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since            Inception
                                                      1 Year       Inception            Date


                     Class A                          19.92%         6.17%             5/1/01
                     Class B                          19.56%         4.39%             2/12/01
                     MSCI EAFE Index                  20.70%         3.95%*
                     ----------------------------- -------------- ------------- ----------------------
                           * Index performance is from 2/12/01.


[SIDE BAR:
---------

         Portfolio Management:


o        Massachusetts Financial Services Company
         see page 77
                            =
o        For financial highlights
         see page 108]
                            ===



Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None



Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.77%                       0.77%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.17%                       0.16%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.94%                       1.18%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.06%                       0.07%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.00%                       1.25%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio
Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.00% and 1.25%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect.  Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the
Trust's Board of Trustees, be repaid to the Manager.  Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 1.10% and 1.35%, respectively.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses


---------------------------------------------------------------------------

                               Class A              Class B

---------------------------------------------------------------------------
---------------------------------------------------------------------------

1 Year                          $103                 $128
======                          ====                 ====

---------------------------------------------------------------------------
---------------------------------------------------------------------------

3 Years                         $307                 $384
=======                         ====                 ====

---------------------------------------------------------------------------
---------------------------------------------------------------------------

5 Years                         $520                 $666
=======                         ====                 ====

---------------------------------------------------------------------------
---------------------------------------------------------------------------

10 Years                       $1,124               $1,444
========                       ======               ======

---------------------------------------------------------------------------

[Left Side:]

                     Oppenheimer Capital Appreciation Portfolio


Investment Objective:

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:

     The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

     In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

o        Companies with above-average growth potential
o Companies with increasing earnings momentum and a history of positive earnings growth
o        Stocks with low valuations relative to their growth potential
o        Companies with the potential for positive earnings surprises
o        Growth rates that the Adviser believes are sustainable over time

[Right side:]

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                               Year-by-Year Total Return as of 12/31 of Each Year


                      --------------------------- ------------------------- --------------------


                             -24.73%                     28.53%                  6.40%


                               02                         03                     04


                      --------------------------- ------------------------- --------------------

                                          High Quarter: 2nd - 2003 +14.54%
                                          Low Quarter: 2nd - 2002  -15.52%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




                     -----------------------------------------------------------------------------------

                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           6.70%         1.24%              1/2/02
                     =======                           =====         =====              ======
                     Class B                           6.40%         -3.17%             2/12/01
                     =======                           =====         ======             =======
                     S&P 500 Index                    10.87%        -1.41%*
                     =============                    ======        =======

                     ----------------------------- -------------- ------------- ------------------------

   * Index performance is from 2/28/01.


[SIDE BAR:

         Portfolio Management:

o        OppenheimerFunds, Inc.
         see page 78
o        For financial highlights
         see page 112

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




             ------------------------------------- --------------------------- --------------------------

                                                            Class A                     Class B

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------


             Management Fee                                  0.60%                       0.60%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             12b-1 Fees                                       None                       0.25%

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Other Expenses                                  0.09%                       0.06%
             ==============                                  =====                       =====

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.69%                       0.91%
             =================================               =====                       =====
             Expenses Before Expense
             =======================
             Waiver/Repayment to Manager
             ===========================

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Contractual Expense                            (0.01)%                      0.04%
             ====================                           =======                      =====
             (Waiver)/Repayment to Manager*
             ==============================

             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Total Annual Portfolio Operating                0.68%                       0.95%
             =================================               =====                       =====
             Expenses After Expense
             ======================
             Waiver/Repayment to Manager
             ===========================

             ------------------------------------- --------------------------- --------------------------




* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.75% and 1.00%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses

-------------------------------------------------------------------------
                           Class A                Class B
-------------------------------------------------------------------------
-------------------------------------------------------------------------

1 Year                      $71                   $97
                             ===                    =

-------------------------------------------------------------------------
-------------------------------------------------------------------------

3 Years                     $221                  $295
                             ====                   ==

-------------------------------------------------------------------------
-------------------------------------------------------------------------

5 Years                     $385                  $510
                             ====                   ==

-------------------------------------------------------------------------
-------------------------------------------------------------------------

10 Years                    $861                 $1,127
                             ====                  ====

-------------------------------------------------------------------------

[Left Side:]

                             PIMCO Total Return Portfolio


Investment Objective:

     The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

     The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Interest rate risk
o        Credit risk
o        Foreign investment risk

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                            Year-by-Year Total Return as of 12/31 of Each Year



  ----------------------------- ----------------------- -----------------------
             9.29%                      4.53%                   4.80%





               02                         03                      04
  ----------------------------- ----------------------- -----------------------
                      High Quarter: 3rd - 2002     +3.65%
                      Low Quarter: 2nd - 2004      -2.03%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     --------------------------------------------------------------------------
                                                    Average Annual Total
                                                    Return as of 12/31/04
                                                     Since        Inception
                                      1 Year       Inception         Date


     Class A                           5.25%         7.09%      5/1/01
     Class B                           4.80%         6.49%      2/12/01
     Lehman Brothers Aggregate
        Bond Index
                                       4.34%         6.46%*
     ----------------------------- -------------- ------------- ---------------
           * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:


o        Pacific Investment Management Company LLC
         see page 78
                            =
o        For financial highlights see page 116
                                            ==


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None




Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.50%                       0.50%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.07%                       0.06%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating
             Expenses                                        0.57%                       0.81%
             ------------------------------------- --------------------------- --------------------------


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-----------------------------------------------------------------------
                          Class A               Class B
-----------------------------------------------------------------------
-----------------------------------------------------------------------
1 Year                      $58                   $83
-----------------------------------------------------------------------
-----------------------------------------------------------------------
3 Years                    $183                  $260
-----------------------------------------------------------------------
-----------------------------------------------------------------------
5 Years                    $319                  $451
-----------------------------------------------------------------------
-----------------------------------------------------------------------
10 Years                   $715                 $1,005
-----------------------------------------------------------------------

         [Left Side:]


                    Met/Putnam Capital Opportunities Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

     The Portfolio invests mainly in the common stocks of U.S. companies which the Adviser believes have favorable investment potential. For example, the Adviser may purchase stocks of companies with stock prices that reflect a value lower than that the Adviser places on the company. The Adviser may also consider other factors that are believed will cause the stock price to rise. Investments are mainly in small- and mid-sized companies.

     The Portfolio may also invest up to 20% of its assets in foreign securities.

[Right side:]

Primary Risks:


     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Small Cap Stock Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Portfolio's former investment adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. Effective May 1, 2003, Putnam Investment Management, LLC became the Portfolio's Adviser. Performance information prior to that date is attributable to the Portfolio's former investment adviser.

     The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                                Year-by-Year Total Return as of 12/31 of Each Year

-------------- ------------ ------------ ----------- ------------ ------------ ------------ -----------

   20.89%        -5.40%       44.56%      -10.55%      -8.42%       -20.39%      28.73%       18.54%






     97            98           99           00          01           02           03           04
-------------- ------------ ------------ ----------- ------------ ------------ ------------ -----------

                                         High Quarter: 4th - 1999 + 35.13%
                                         Low Quarter: 3rd - 2001 - 23.01%


     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    -----------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                           ------------------------------------------
                                                                               Since        Inception
                                                   1 Year        5 Year      Inception        Date



                     Class A                       18.54%        -0.26%        6.82%      5/1/96
                     Class B                       18.33%         ___          7.62%      4/3/01
                                                                                           =  =
                     Russell 2000 Index

                                                   18.33%        11.48%       8.91%*
                     ------------------------- --------------- ----------- -------------- --------------
                           * Index performance is from 5/1/96.





SIDE BAR:

         Portfolio Management:


o        Putnam Investment Management, LLC
         see page 79
                            =
o        For financial highlights
         see page 120
                            ==


     For information on Putnam Investment Management, LLC's prior performance with a comparable fund, see page 79.


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

              --------------------------------------------------------------
                                          Class A         Class B
              --------------------------------------------------------------
              --------------------------------------------------------------
              Management Fee               0.85%           0.85%
              --------------------------------------------------------------
              --------------------------------------------------------------
              12b-1 Fees                    None           0.25%
              --------------------------------------------------------------
              --------------------------------------------------------------
              Other Expenses               0.34%%          0.35%
              --------------------------------------------------------------
              --------------------------------------------------------------
              Total Annual Portfolio       1.19%           1.45%
              Operating Expenses
              --------------------------------------------------------------


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------
                           Class A             Class B
----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year                      $122                $149
----------------------------------------------------------------------
----------------------------------------------------------------------
3 Years                     $380                $462
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years                     $658                $797
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years                   $1,450              $1,745
----------------------------------------------------------------------

[Left Side:]

                         T. Rowe Price Mid-Cap Growth Portfolio

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

     The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

     In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

     In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's objectives. Investments in futures and options, if any, are subject to additional volatility and potential losses. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The  Portfolio  is  classified  as a  "non-diversified"  company  under the
Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.


[Right Side:]
Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56 ny of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:


o        Market risk
o        Foreign investment risk
o        Market capitalization risk
o        Investment style risk


Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.



                           Year-by-Year Total Return as of 12/31 of Each Year



                    ------------------------- -------------------- --------------------

                          -44.04%                 36.64%               17.82%





                               02                     03                   04
                    ------------------------- -------------------- --------------------
                                   High Quarter: 2nd - 2003     +19.34%
                                   Low Quarter: 2nd - 2002      -30.65%


     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


                    -------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception        Date


                     Class A                          18.15%         -6.61%     5/1/01
                     Class B                          17.82%         -7.09%     2/12/01
                     Russell Midcap Growth Index      15.47%        -0.37%*
                     ----------------------------- -------------- ------------- --------------
                           * Index performance is from 2/12/01.





[SIDE BAR:

         Portfolio Management:


o        T. Rowe Price Associates, Inc.
         see page 80

o        For financial highlights
         see page 124

     For information on T Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 80.


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None





Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                  ---------------------------------- ---------------------- ------------------------
                                                            Class A                 Class B
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Management Fee                             0.75%                   0.75%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  12b-1 Fees                                 None                    0.25%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Other Expenses                             0.08%                   0.07%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.83%                   1.07%
                  Expenses Before Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Contractual Expense                        0.07%                   0.08%
                  (Waiver)/Repayment to Manager*
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.90%                   1.15%
                  Expenses After Expense
                  Waiver/Repayment to Manager

                 ---------------------------------- ---------------------- ------------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 0.95% and 1.20%, respectively. In addition, the Manager has agreed that any subadvisory fee waivers received from the Portfolio's Adviser commencing February 17, 2005, will be passed on to the Portfolio in the form of a voluntary fee waiver.



Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.


         Example of Portfolio Expenses


---------------------------------------------------------------------

                           Class A            Class B

---------------------------------------------------------------------
---------------------------------------------------------------------

1 Year                       $92               $118
======                       ===               ====

---------------------------------------------------------------------
---------------------------------------------------------------------

3 Years                     $273               $350
=======                     ====               ====

---------------------------------------------------------------------
---------------------------------------------------------------------

5 Years                     $469               $601
=======                     ====               ====

---------------------------------------------------------------------
---------------------------------------------------------------------

10 Years                   $1,035             $1,318
========                   ======             ======

---------------------------------------------------------------------

[Left Side:]
                              Van Kampen Comstock Portfolio

Investment Objective:

         Capital growth and income.

Principal Investment Strategy:

     Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks at the time of investment. The Portfolio may also invest in preferred stocks, indexed securities and securities convertible into common and preferred stocks.

     In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies that are believed by the Adviser to possess the potential for capital growth and income. The Portfolio's Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

     The Portfolio may invest in issuers of any size, although the Adviser focuses on companies with a market capitalization in excess of $2 billion.

     The Portfolio may invest up to 25% of its net assets in securities of foreign issuers. In addition, the Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 56, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk
o        Market capitalization risk
o        Foreign investment risk
o        Investment style risk

     The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Prior Performance:

     The Portfolio commenced operations on April 29, 2005. No performance information is currently available. For information on Van Kampen's prior composite performance, see page 81.


SIDE BAR:

         Portfolio Management:

o        Morgan Stanley Investment Management, Inc. dba Van Kampen see page 81.

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expense (expenses that are deducted from Portfolio assets).




              ------------------------------------- ------------------------- -----------------------

                                                            Class A                  Class B

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------


              Management Fee                                 0.65%                    0.65%
              ==============                                 =====                    =====

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              12b-1 Fees                                      None                    0.25%

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              Other Expenses                                 0.13%                    0.13%
              ==============                                 =====                    =====

              ------------------------------------- ------------------------- -----------------------

              ------------------------------------- ------------------------- -----------------------

              Total Annual Portfolio Operating               0.78%                    1.03%
              =================================              =====                    =====
              Expenses Before Expense Waiver/
              ===============================
              Repayment to Manager
              ====================

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              Contractual Expense                             ---                      ---
              ====================                            ===                      ===
              (Waiver)/Repayment to Manager*
              ==============================

              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              Total Annual Portfolio Operating               0.78%                    1.03%
              =================================              =====                    =====
              Expenses After Expense
              ======================
              Waiver/Repayment to Manager
              ===========================

              ------------------------------------- ------------------------- -----------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.80% and 1.05% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one-and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.




         Example of Portfolio Expenses



                            One Year            Three Years

----------------------------------------------------------------------
----------------------------------------------------------------------

Class A                      $80                $254
=======                      ===                ====

----------------------------------------------------------------------
----------------------------------------------------------------------

Class B                     $106                $334
=======                     ====                ====

----------------------------------------------------------------------

        Primary Risks of Investing in the Portfolios


     One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.


Market Risk

     A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

     Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

     The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

     High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o    Foreign   companies  may  not  be  subject  to   accounting   standards  or
     governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o    Costs  of  buying,  selling  and  holding  foreign  securities,   including
     brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

     Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

     Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.


o        Additional Investment Strategies


     In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.



---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------



                       Lord      Lord      Lord      Lord      Lord      MFS      Oppenheimer  PIMCO   Met/Putnam T. Rowe     Van
                      Abbett    Abbett     Abbett   Abbett     Abbett   Research   Capital     Total    Capital     Price    Kampen
                    America's    Bond     Growth   Growth     Mid-Cap   Inter-    Appreciation Return  Opportuni-  Mid-Cap Comstock
                      Value     Debenture   and  Opportunities  Value   national  Portfolio  Portfolio  ties       Growth Portfolio
                   Portfolio   Portfolio   Income Portfolio   Portfolio Portfolio                      Portfolio  Portfolio
                                         Portfolio

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Brady Bonds                                                                                     X
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Collateralized            X         X                                                 X        X
                          =                                                            =

Mortgage Obligations

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Convertible               X         X         X         X        X          X          X        X         X         X         X
                                                                                       =                                      =

Securities
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Depositary Receipts       X         X         X         X        X          X          X                  X         X         X
                                                                                       =                                      =

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Derivatives:




Options                   X                                               X                   X         X         X         X
                          =



Futures                   X                                                 X                   X         X         X         X
                          =                                                                                                   =

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Direct Participation                                                                            X
in Corporate Loans
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Dollar Roll               X                                                                    X
                          =
Transactions

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Foreign Currency          X                                                X                   X         X         X
                          =

Transactions
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Foreign Debt              X         X                                      X                   X                   X
                          =

Securities
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Foreign Equity            X         X         X         X        X          X          X                  X         X         X
                                                                                       =                                      =

Securities
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Forward Commitments,      X         X                                      X                   X                   X
                          =

When-Issued and
Delayed Delivery
Securities

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

High Quality              X         X                                      X          X        X         X         X         X
                          =                                                            =

Short-Term Debt
Obligations
including Bankers'
Acceptances,
Commercial Paper and
Certificates of
Deposit issued or
guaranteed by Bank
Holding Companies in
the U.S., their
Subsidiaries and
Foreign Branches or
of the World Bank;
Variable Amount
Master Demand Notes
and Variable Rate
Notes issued by U.S.
and Foreign
Corporations
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

High Yield/High Risk      X         X                                                          X
                          =
Debt Securities


---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Hybrid Instruments                                                                              X                   X
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Illiquid  and             X                                                X          X        X         X         X
                          =                                                            =

Restricted Securities
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Indexed Securities                                                          X                   X                             X
                                                                                                                              =

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Interest Rate             X                                                                    X
                          =
Transactions


---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Investment Grade          X         X                                      X                   X                   X         X
                          =

Debt Securities

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Investments in Other                                    X                   X                             X         X         X
                                                                                                                              =

Investment Companies
including Passive
Foreign Investment
Companies

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Mortgage-backed           X         X                                      X                   X
                          =

Securities,
including GNMA
Certificates,
Mortgage-backed Bonds

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Municipal Securities                                                                            X
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Non-mortgage              X                                                                    X
                          =

Asset-backed
Securities

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
PIK (pay-in-kind)                   X                                                           X
Debt Securities and
Zero-Coupon Bonds

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Preferred Stocks          X         X         X         X        X          X          X        X         X         X         X
                                                                                       =                                      =

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Real Estate               X                                                X          X                  X         X
                          =                                                            =

Investment Trusts
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Repurchase                X         X         X         X        X                     X        X         X         X         X
                                                                                       =                                      =

Agreements
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Reverse Repurchase        X         X         X         X        X                              X
Agreements
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Rights and Warrants       X         X         X         X        X          X                             X         X
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

Securities Loans          X         X         X         X        X          X          X        X         X         X
                                                                                       =

---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Short Sales (Against                                                        X                   X
the Box)
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
Structured Notes                                                                                X                   X
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------

U.S. Government           X         X                                      X          X        X                   X         X
                          =                                                            =

Securities
---------------------- --------- --------- --------- -------- --------- ---------- ---------- ------- ---------- --------- ---------


     Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

     Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

     CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

     Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

     Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

     Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

     These instruments are subject to market risk and foreign investment risk.

     Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

     Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

     Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

     Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

     Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

     Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

     Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

     Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

     If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

     Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

     These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

     Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

     Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


     Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

     Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

     These instruments are subject to credit risk, interest rate risk and foreign investment risk.

     High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poors Corporation ("S&P"), and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

     High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

     Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

     Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

     Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

     If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

     Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

     There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

     Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

     Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

     Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

     Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

     Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

     Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

     PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

     Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

     These securities are subject to credit risk and interest rate risk.

     Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

     Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

     Real Estate Investment Trusts. Real estate investment trusts ("REITs") are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

     Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

     Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

     Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

     Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

     Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

     The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

     Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

     The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

     Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

     Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

     U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

     Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

     The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Lord Abbett Growth Opportunities Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and Met/Putnam Capital Opportunities Portfolio, generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Lord Abbett Growth Opportunities Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and Met/Putnam Capital Opportunities Portfolio generally will have annual turnover rates of 100% or more.

Downgrades in Fixed Income Debt Securities

     Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

        Management

     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

        The Manager

     Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

     As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:




-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------



-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


Lord Abbett America's Value Portfolio                          0.65% of first $500 million of such assets plus 0.60% of
=====================================                          ========================================================
                                                               such assets over $500 million
                                                               =============================

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60% of first $250 million of such assets plus 0.55% of
                                                               such assets over $250 million up to $500 million plus
                                                               0.50% of such assets over $500 million up to $1 billion
                                                               plus 0.45% of such assets over $1 billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------



-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Lord Abbett Growth and Income Portfolio                        0.60% of first $800 million of such assets plus 0.55% of
                                                               such assets over $800 million up to $1.5 billion plus
                                                               0.45% of such assets over $1.5 billion

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                     0.70% of first $200 million of such assets plus 0.65% of
                                                               such assets over $200 million up to $500 million plus
                                                               0.625% of such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------



-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Lord Abbett Mid-Cap Value Portfolio                            0.70% of first $200 million of such assets plus 0.65% of
                                                               such assets over $200 million up to $500 million plus
                                                               0.625% of such assets over $500 million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research International Portfolio                           0.80% of first $200 million of such assets plus
                                                               0.75% of such assets over $200 million up to $500
                                                               million plus 0.70% of such assets over $500 million up
                                                               to $1 billion plus 0.65% of such assets over $1 billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Oppenheimer Capital Appreciation Portfolio                     0.65% of first $150 million of such assets plus 0.625%
                                                               of such assets over $150 million up to $300 million plus
                                                               0.60% of such assets over $300 million up to $500
                                                               million plus 0.55% of such assets over $500 million

-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/Putnam Capital Opportunities Portfolio                     0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Van Kampen Comstock Portfolio                                  0.65% of first $500 million of such assets plus 0.60% of
                                                               such assets over $500 million up to $1 billion plus
                                                               0.525% of such assets over $1 billion

-------------------------------------------------------------- ----------------------------------------------------------


     A discussion regarding the basis of the decision of the Trust's Board of Trustees to approve the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

     In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

--------------------------------------- ---------------------------------
                                        Total Expenses Limited to (% of
Portfolios                                     daily net assets)
--------------------------------------- ---------------------------------

Lord Abbett America's Value                          0.85%
===========================                          =====
Lord Abbett Growth Opportunities                     0.90%

MFS Research International                           1.00%
Oppenheimer Capital Appreciation                     0.75%
================================                     =====
T. Rowe Price Mid-Cap Growth                         0.90%
Van Kampen Comstock                                  0.80%
===================                                  =====

     Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

     The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

        The Advisers


     Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.


     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

     The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.


LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett America's Value, Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and Lord Abbett Mid-Cap Value Portfolios of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.





Lord Abbett America's Value Portfolio


o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward von der Linde, Partner and Investment Manager of Lord Abbett and Christopher J. Towle, Partner and Investment Manager of Lord Abbett, head the team and are jointly and primarily responsible for the day-to-day management of the Portfolio. Messrs. von der Linde and Towle have been with Lord Abbett since 1988 and 1987, respectively.

PRIOR EXPERIENCE WITH COMPARABLE FUND

     The Lord Abbett America's Value Portfolio and the Lord Abbett America's Value Fund, which is also advised by Lord Abbett, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May, 2003, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Lord Abbett, performance information regarding the Lord Abbett America's Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Lord Abbett America's Value Fund and the Portfolio will vary.

     The table below compares the Lord Abbett America's Value Fund's average annual compounded total returns for the 1- year period and since inception of the Class A shares on 12/27/01 through 12/31/04 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



          ------------------------------------------------- ----------------------------------------------
                                                             Average Annual Total Return as of 12/31/04
          ------------------------------------------------- ----------------------------------------------
          ------------------------------------------------- ------------------ ---------------------------
                                                                 1 Year             Since Inception
          ------------------------------------------------- ------------------ ---------------------------
          ------------------------------------------------- ------------------ ---------------------------

          Lord Abbett America's Value Fund -                      9.98%                  7.32%
          Class A shares (with sales charge)
          ------------------------------------------------- ------------------ ---------------------------
          ------------------------------------------------- ------------------ ---------------------------
          Lord Abbett America's Value Fund -                     16.72%                  9.45%
          Class A shares (without sales charge)
          ------------------------------------------------- ------------------ ---------------------------
          ------------------------------------------------- ------------------ ---------------------------
          S&P 500 Index                                          10.88%                  3.31%*
          ------------------------------------------------- ------------------ ---------------------------

             *  Index performance is from 12/31/01.


Lord Abbett Bond Debenture Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.

Lord Abbett Growth and Income Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio management team is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann who are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.

Lord Abbett Growth Opportunities Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The investment management team is headed by Kevin P. Ferguson who is primarily responsible for the day-to-day management of the Portfolio. Mr. Ferguson, Partner and Mid Cap Growth Investment Manager, joined Lord Abbett in 1999.


Lord Abbett Mid-Cap Value Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward von der Linde, Partner and Investment Manager, heads the team. The other senior members are Eileen Banko, Howard E. Hansen, and David Builder. Mr. von der Linde joined Lord Abbett in 1988. Ms. Banko, Equity Analyst, joined Lord Abbett in 1990. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995. Mr. Builder, Equity Analyst, joined Lord Abbett in 1998. These investment managers are jointly and primarily responsible for the day-to-day management of the Portfolio.




MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services, which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $146.4 billion as of December 31, 2004.

o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

o Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

o Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.


OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts.

o Jane Putnam, Vice President and Manager. Ms. Putnam has been associated with Oppenheimer as a portfolio manager since July 1995.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AIG LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.



o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.


PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam"), One Post Office Square, Boston, Massachusetts 02109, is the Adviser to the Met/Putnam Capital Opportunities Portfolio of the Trust. Putnam has been managing mutual funds since 1937 and is an indirect subsidiary of Marsh & McLennan Companies. As of December 31, 2004, Putnam had over $213 billion in assets under investment management.

o Putnam's U.S. Small- and Mid-Cap Core Team has primary responsibility for the day-to-day management of the Portfolio. The following team members coordinate the team's management of the Portfolio: Joseph P. Joseph, Portfolio Leader, has been with Putnam since 1994; Tinh Bui, Portfolio Member, has been with Putnam since 2001 - prior to 2001, with PPM America; Gerald I. Moore, Portfolio Member, has been with Putnam since 1997.


PRIOR EXPERIENCE WITH COMPARABLE FUND

     The Met/Putnam Capital Opportunities Portfolio and the Putnam Capital Opportunities Fund, which is also advised by Putnam, have substantially similar investment objectives, policies, and strategies. Putnam began managing the Portfolio on May 1, 2003. In order to provide you with information regarding the investment capabilities of Putnam, performance information regarding the Putnam Capital Opportunities Fund is presented. Management fees paid by the Putnam Capital Opportunities Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Putnam Capital Opportunities Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the Putnam Capital Opportunities Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Putnam Research Fund and the Portfolio will vary.


     The table below compares the Putnam Capital Opportunities Fund's average annual compounded total returns for the 1- and 5- year period and since inception on 6/1/98 through 12/31/04 with the Russell 2000 Index and the Russell 2500 Index. The Russell 2500 Index is an unmanaged index that measures the performance of the smallest 2500 companies in the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



             ----------------------------------- ---------------------------------------------------
                                                     Average Annual Total Return as of 12/31/04
             ----------------------------------- ---------------------------------------------------
             ----------------------------------- ----------------- ---------------- ----------------

                                                      1 Year           5 Year       Since Inception
                                                                       ======

             ----------------------------------- ----------------- ---------------- ----------------
             ----------------------------------- ----------------- ---------------- ----------------


             Putnam Capital Opportunities Fund -      18.42%            7.20%            8.58%
                                                                        =====

             Class A shares (with sales charge)
             ----------------------------------- ----------------- ---------------- ----------------
             ----------------------------------- ----------------- ---------------- ----------------

             Putnam Capital Opportunities Fund-        19.86%            8.47%            9.89%
                                                                        =====

             Class A shares (without sales
             charge)
             ----------------------------------- ----------------- ---------------- ----------------
             ----------------------------------- ----------------- ---------------- ----------------

             Russell 2000 Index                       18.33%            6.61%            6.93%
                                                                        =====

             ----------------------------------- ----------------- ---------------- ----------------
             ----------------------------------- ----------------- ---------------- ----------------

             Russell 2500 Index                       18.25%            8.35%            9.00%
                                                                        =====

             ----------------------------------- ----------------- ---------------- ----------------

     T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.


PRIOR EXPERIENCE WITH COMPARABLE FUND

     The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

     The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/04
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year             10 Year
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

T. Rowe Price Mid-Cap Growth Fund                                 18.39%              6.52%              15.73%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       15.48%              -3.36%             11.23%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                           16.48%              9.54%              16.10%
------------------------------------------------------------ ------------------ ------------------- ------------------




MORGAN STANLEY INVESTMENT MANAGEMENT INC., doing business in certain instances (including in its role as Adviser to the Portfolio) under the name Van Kampen ("Van Kampen"), 1221 Avenue of the Americas, New York, New York 10020, is the Adviser to the Van Kampen Comstock Portfolio of the Trust. Van Kampen is a direct wholly-owned subsidiary of Morgan Stanley. As of December 31, 2004, Van Kampen, together with its affiliated asset management companies managed approximately $431.4 billion in assets.

o The Portfolio is managed by Van Kampen's Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt. Mr. Baker is a Managing Director with Van Kampen and has been employed by Van Kampen since 1991. Mr. Leder and Mr. Holt are Executive Directors with Van Kampen and have been employed by Van Kampen since 1995 and 1999, respectively.

PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS

     Since the Portfolio commenced operations in April 2005, it doesn't have any operating history. In order to provide you with information regarding the investment capabilities of Van Kampen, performance information regarding the Van Kampen Comstock Composite is presented. This chart does not show you the performance of the Van Kampen Comstock Portfolio - it shows the performance of similar accounts also managed by Van Kampen. This chart shows the historical performance of the Van Kampen Comstock Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of the Van Kampen Comstock Portfolio. As of 12/31/04, the Composite consisted of 22 mutual funds.

     The performance shows the historical track record of the Adviser and is not intended to imply how the Van Kampen Comstock Portfolio will perform. Total returns represent past performance of the Composite and not the Van Kampen Comstock Portfolio.



                        Annul total returns/Average annual total returns
                          for the periods ending December 31, 2004


                                    Van Kampen                                              S&P
             Year/Period      Comstock Composite (%)1           S&P 500                 Barra Value
                                                               Index (%)2               Index (%)2

          2004                         17.36                     10.88                     15.63
          ====                         =====                     =====                     =====
          2003                         30.67                     28.68                     31.84
          ====                         =====                     =====                     =====
          2002                        -19.80                     -22.09                   -20.80
          ====                        ======                     ======                   ======
          2001                         -1.98                     -11.88                   -11.69
          ====                         =====                     ======                   ======
          2000                         31.73                     -9.12                     6.09
          ====                         =====                     =====                     ====
          1999                         2.26                      21.04                     12.72
          ====                         ====                      =====                     =====
          1998                         20.05                     28.57                     14.68
          ====                         =====                     =====                     =====
          1997                         29.84                     33.36                     29.99
          ====                         =====                     =====                     =====
          19963                        7.56                       5.42                     5.90
          =====                        ====                       ====                     ====
          ------------------------------------------------------------

          1 year                       17.36                     10.88                     15.63
          ======                       =====                     =====                     =====
          5 years                      9.69                      -2.30                     2.49
          =======                      ====                      =====                     ====
          Since Inception3             13.05                      8.51                     8.94
          ================             =====                      ====                     ====

1      This column shows performance after average advisory fees and operating expenses charged to the accounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds.  The Van Kampen Comstock Portfolio's fees and expenses are generally expected to be higher than those reflected in this composite, which would reduce performance.  The composite does not reflect the  deduction of mutual fund sales loads, if applicable.
2     The Standard & Poor's 500 Composite Stock Price Index, an index of the stocks of approximately 500 large-
      and medium-sized companies traded in U.S. stock markets.  Results include reinvested dividends.  The
      S&P/Barra Value Index consists of those S&P 500 companies with lower price to book ratios.
3        The inception date of the composite was 11/1/96.  Total returns and expenses are not annualized for the first year of operations.


Distribution Plan

     Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

     The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

     However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

         Disclosure of Portfolio Holdings


     Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.


     A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

o        Dividends, Distributions and Taxes

Dividends and Distributions

     Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

     All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

     Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

     Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

     Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

     Section  817(h)  of  the  Code  and  the  regulations   thereunder   impose
"diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

     The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

     The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

     MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.


     The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.


     Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing


     The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.


     The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


     If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.


         Limitations on the Trust's Ability to Detect and Deter Market Timing

     The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

         Risks Associated With Market Timing Generally


     While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

     Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.


     A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

     Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

     Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

     Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

     Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

     Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand each Portfolio's Class A shares and Class B shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



Lord Abbett America's Value Portfolio
Class B

                                                                                For the period from May 1,
                                                                                  2003 (commencement of
                                                                                      operations) to
                                                 For the Year Ended December       December 31, 2003(a)
                                                         31, 2004(a)


NET ASSET VALUE, BEGINNING OF PERIOD
                                                            $11.80                        $10.00
                                                            ======                        ======

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                        0.38                          0.28
======================                                       ====                          ====

Net realized and unrealized gains
                                                             1.73                          1.81
                                                             ====                          ====

TOTAL FROM INVESTMENT OPERATIONS
                                                            $2.11                          2.09
                                                            =====                          ====

DISTRIBUTIONS:

Dividends from net investment income
                                                            (0.24)                        (0.19)
                                                            ======                        ======

Distributions from net realized capital gains
                                                            (0.12)                        (0.10)
                                                            ======                        ======

TOTAL DISTRIBUTIONS                                         (0.36)                        (0.29)
====================                                        ======                        ======

NET ASSET VALUE, END OF PERIOD
                                                            $13.55                        $11.80
                                                            ======                        ======

TOTAL RETURN                                                17.73%                        21.05%
=============                                               ======                        ======

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)                     $35.5                          $9.0
========================================                    =====                          ====

RATIOS TO AVERAGE NET ASSETS(1):

Expenses                                                    1.09%                         1.05%++
=========                                                   =====                         =======

Net investment income                                       3.03%                         3.78%++
======================                                      =====                         =======

PORTFOLIO TURNOVER RATE                                     31.2%                         56.2%+
========================                                    =====                         ======


----------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the Manager:
                                                            1.59%                         3.44%++
                                                            =====                         =======


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.
=========================================================================================






Lord Abbett Bond Debenture Portfolio*
Class A


                                       For the Years Ended December 31,

                                         2004(a)        2003(a)       2002(a)         2001(a)          2000
                                         -------        -------       -------         -------          ----

NET ASSET VALUE, BEGINNING OF PERIOD
                                         $12.04         $10.24         $11.22         $11.75          $12.48
                                         ------         ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............      0.70           0.73           0.77           0.90            1.00
Net realized and unrealized gains
(losses)............................      0.31           1.27          (0.79)         (0.48)          (0.90)
                                          ----           ----          ------         ------          ------
TOTAL FROM INVESTMENT OPERATIONS....

                                          1.01           2.00          (0.02)          0.42            0.10
                                          ----           ----          ------          ----            ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                         (0.42)         (0.20)         (0.96)         (0.95)          (0.83)
Distributions from net realized
capital gains..............................---............---.          ---            ----            ----
                                           ---            ---           ---            ----            ----
TOTAL DISTRIBUTIONS......................(0.42).........(0.20)         (0.96)         (0.95)          (0.83)
                                         ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD......
                                         $12.63         $12.04         $10.24         $11.22          $11.75
                                         ------         ------         ------         ------          ------
TOTAL RETURN........................      8.43%         19.52%        (0.39)%          3.76%          0.87%
                                          -----         ------        -------          -----          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................     $520.3         $234.6         $202.1         $154.2          $155.2
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................      0.63%          0.70%         0.70%           0.72%          0.85%
Net investment income...............      5.65%          6.52%         7.43%           7.76%          7.78%
PORTFOLIO TURNOVER RATE.............
                                          39.8%          36.9%         45.8%           66.2%          64.9%
------------------

(1)  Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement By Manager:



                                           N/A          0.67%+         0.77%           0.75%          0.86%

*        On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of
         Cova Series Trust, that followed the same investment objective as the Portfolio.  The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond
         Debenture Portfolio.

+        Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)      Net investment income per share was calculated using average shares outstanding.




Lord Abbett Bond Debenture Portfolio
Class B

                                        For the Years Ended December 31,
                                                                                      For the period from March
                                                                                      22, 2001 (commencement of
                                                                                           operations) to
                                                                                         December 31, 2001(a)
                                       2004(a)         2003(a)          2002(a)
                                       -------         -------          -------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.97           $10.21           $11.20                 $12.03
                                       ------           ------           ------                 ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.69             0.69             0.72                   0.64

Net realized and unrealized
gains (losses)...................       0.29             1.46            (0.76)                 (0.52)
                                        ----             ----            ------                 ------

TOTAL FROM INVESTMENT OPERATIONS.

                                        0.98             2.15            (0.04)                  0.12
                                        ----             ----            ------                  ----

DISTRIBUTIONS:

Dividends from net investment
income.................................(0.41)...........(0.20)           (0.95)                 (0.95)

Distributions from net realized
capital gains............................---............(0.19)            ---                    ----
                                         ---            ------            ---                    ----

TOTAL DISTRIBUTIONS...........................................
                                       (0.41)           (0.39)           (0.95)                 (0.95)
                                       ------           ------           ------                 ------

NET ASSET VALUE, END OF PERIOD...
                                       $12.54           $11.97           $10.21                 $11.20
                                       ------           ------           ------                 ------

TOTAL RETURN.....................       8.17%           19.15%          (0.57)%                 1.17%+
                                        -----           ------          -------                 -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)........................      $776.0           $758.2           $197.4                 $31.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.........................       0.88%           0.96%            0.95%                 0.95%++

Net investment income............       5.61%           6.11%            7.12%                 7.38%++

PORTFOLIO TURNOVER RATE..........
                                        39.8%           36.9%            45.8%                  66.2%+

------------------

(1)  Ratio of Operating Expenses
to Average Net Assets Before
Reimbursement by the Manager:

                                         N/A           0.91%+++          1.05%                 0.98%++

+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the      Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





Lord Abbett Growth and Income Portfolio*
Class A

                                         For the Years Ended December 31,






                                              2004(a)       2003(a)      2002(a)        2001(a)          2000
                                              -------       -------      -------        -------          ----

NET ASSET VALUE, BEGINNING OF PERIOD.....
                                              $24.41        $18.86        $25.05        $26.82          $24.07
                                              ------        ------        ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income....................      0.33          0.23          0.21          0.25           0.00+
Net realized and unrealized gains
(losses).................................      2.82          5.56         (4.67)        (1.80)           3.26
                                               ----          ----         ------        ------           ----
TOTAL FROM INVESTMENT OPERATIONS.........
                                               3.15          5.79         (4.46)        (1.55)           3.26
                                               ----          ----         ------        ------           ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                              (0.12)        (0.24)        (0.21)        (0.22)          (0.28)
Distributions from net realized capital
gains...........................................---...........---         (1.52)         ----           (0.33)
                                                ---           ---         ------         ----           ------
TOTAL DISTRIBUTIONS...........................(0.12)........(0.24)        (1.73)        (0.22)          (0.51)
                                              ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD...........
                                              $27.44        $24.41        $18.86        $25.05          $26.82
                                              ------        ------        ------        ------          ------
TOTAL RETURN.............................     12.92%        31.06%       (17.95)%       (5.77)%         14.68%
                                              ------        ------       --------       -------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..
                                             $1,867.5      $1,167.7       $890.2       $1,205.5         $944.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.................................      0.57%         0.62%        0.65%          0.64%          0.70%
Net investment income....................      1.30%         1.13%        0.94%          1.04%          1.32%

PORTFOLIO TURNOVER RATE..................
                                               29.7%         37.0%        55.4%          69.7%          51.7%
---------------------

(1)  Ratio of Operating Expenses to
Average Net Assets Before Reimbursement
by the Manager:

                                                                                                         N/A

                                              0.56%         0.62%         0.67%          0.64%
Ratio of Expenses to Average Net Assets
After Broker Rebates:

                                               N/A          0.61%         0.63%           N/A            N/A
                                                                                                         ===


*        On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a
         portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor
         Lord Abbett Growth and Income Portfolio.

+        Rounds  to less than $0.005 per share.

N/A      Not applicable

(a)      Net investment income per share was calculated using average shares outstanding.




Lord Abbett Growth and Income Portfolio
Class B

                                       For the Years Ended December 31,
                                                                                    For the period from March
                                                                                    22, 2001 (commencement of
                                                                                     operations) to December
                                                                                           31, 2001(a)
                                       2004(a)         2003(a)         2002(a)
                                       -------         -------         -------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $24.29           $18.78          $25.01                $23.59
                                       ------           ------          ------                ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.27             0.18            0.17                  0.13

Net realized and unrealized
gains (losses) ..................       2.80             5.54           (4.67)                 1.51
                                        ----             ----           ------                 ----

TOTAL FROM INVESTMENT OPERATIONS.

                                        3.07             5.72           (4.50)                 1.64
                                        ----             ----           ------                 ----

DISTRIBUTIONS:

Dividends from net investment
income.................................(0.09)...........(0.21)          (0.21)                (0.22)

Distributions from net realized
capital gains............................---.............---..          (1.52)                 ----
                                         ---             ---            ------                 ----

TOTAL DISTRIBUTIONS...........................................
                                       (0.09)           (0.21)          (1.73)                (0.22)
                                       ------           ------          ------                ------

NET ASSET VALUE, END OF PERIOD...
                                       $27.27           $24.29          $18.78                $25.01
                                       ------           ------          ------                ------

TOTAL RETURN.....................      12.65%           30.73%         (18.12)%               6.96%+
                                       ------           ------         --------               -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)........................     $1,282.3         $1,081.0         $337.3                $98.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.........................       0.82%           0.86%           0.90%                0.89%++

Net investment income............       1.08%           0.87%           0.78%                0.72%++

PORTFOLIO TURNOVER RATE..........
                                        29.7%           37.0%           55.4%                 69.7%+

-----------------

(1)  Ratio of Operating Expenses
to Average Net Assets Before
Reimbursement by the Manager:


                                        0.80%           0.86%           0.93%                 0.89%++

Ratio of Expenses to Average Net
Assets After Broker Rebate:
                                         N/A            0.86%           0.88%                   N/A


+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Lord Abbett Growth Opportunities Portfolio
Class A

                                       For the Years Ended December 31,
                                                                                         For the period from
                                                                                             May 1, 2001
                                                                                           (commencement of
                                                                                            operations) to
                                                                                         December 31, 2001(a)

                                    2004(a)          2003(a)             2002(a)
                                    =======          =======             =======

NET ASSET VALUE, BEGINNING OF
=============================
PERIOD........................
==============================
                                     $9.24            $6.78               $8.95                  $9.58
                                     =====            =====               =====                  =====

INCOME FROM INVESTMENT
OPERATIONS:

Net investment loss                 (0.04)            (0.05)              (0.04)                (0.03)
====================                ======            ======              ======                ======

Net realized and unrealized
gains (losses)
                                     1.23              2.51               (2.13)                (0.60)
                                     ====              ====               ======                ======

TOTAL FROM INVESTMENT
OPERATIONS
                                     1.19              2.46               (2.17)                (0.63)
                                     ====              ====               ======                ======

DISTRIBUTIONS:

Dividends from net investment
income                                ---              ---                 ---                   ----
=======                               ===              ===                 ===                   ====

Distributions from net
realized capital gains                ---              ---                 ---                   ----
=======================               ===              ===                 ===                   ====

TOTAL DISTRIBUTIONS
                                      ---              ---                 ---                   ----

NET ASSET VALUE, END OF
PERIOD                              $10.43            $9.24               $6.78                  $8.95
=======                             ======            =====               =====                  =====

TOTAL RETURN                        12.76%            36.43%             (24.25)%              (6.58)%+
=============                       ======            ======             ========              ========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)                            $26.5            $27.6                $3.8                  $0.9
==========                           =====            =====                ====                  ====

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses                             0.90%            0.90%               0.85%                 0.85%++
=========                            =====            =====               =====                 =======

Net investment loss                 (0.43)%           0.57%              (0.52)%               (0.54)%++
====================                =======           =====              =======               =========

PORTFOLIO TURNOVER RATE
                                     99.5%            119.0%              89.6%                 89.1%+
                                     =====            ======              =====                 ======

------------------

(1)  Ratio of Operating
Expenses to Average Net
Assets Before
Reimbursement by the
Manager:



                                  0.95%               1.04%               1.69%                5.19%++
                                  =====               =====               =====                =======

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.
=========================================================================================





Lord Abbett Growth Opportunities Portfolio
Class B

                                          For the Years Ended December 31,
                                                                                              For the period from
                                                                                               February 12, 2001
                                                                                                (commencement of
                                                                                                 operations) to
                                                                                              December 31, 2001(a)

                                          2004(a)          2003(a)            2002(a)
                                          =======          =======            =======

NET ASSET VALUE, BEGINNING OF PERIOD
                                           $9.16            $6.75              $8.93                 $10.00
                                           =====            =====              =====                 ======

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss                        (0.06)          (0.07)             (0.06)                 (0.06)
====================                       ======          ======             ======                 ======

Net realized and unrealized losses
                                            1.20            2.48              (2.12)                 (1.01)
                                            ====            ====              ======                 ======

TOTAL FROM INVESTMENT OPERATIONS

                                            1.14            2.41              (2.18)                 (1.07)
                                            ====            ====              ======                 ======

DISTRIBUTIONS:

Dividends from net investment income
                                            ---              ---                ---                   ----

Distributions from net realized             ---              ---                ---                   ----
================================            ===              ===                ===                   ====
capital gains
=============

TOTAL DISTRIBUTIONS                         ---              ---                ---                   ----
====================                        ===              ===                ===                   ====

NET ASSET VALUE, END OF PERIOD
                                           $10.30           $9.16              $6.75                  $8.93
                                           ======           =====              =====                  =====

TOTAL RETURN                               12.45%          35.70%            (24.41)%               (10.70)%+
=============                              ======          ======            ========               =========

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)                                  $36.0            $27.6              $13.7                  $8.4
==========                                 =====            =====              =====                  ====

RATIOS TO AVERAGE NET ASSETS(1):

Expenses                                   1.15%            1.14%              1.10%                 1.10%++
=========                                  =====            =====              =====                 =======

Net investment loss                       (0.66)%          (0.83)%            (0.77)%               (0.78)%++
====================                      =======          =======            =======               =========

PORTFOLIO TURNOVER RATE                    99.5%           119.0%              89.6%                 89.1%+
========================                   =====           ======              =====                 ======

------------------

(1)  Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:


                                           1.20%            1.39%              1.98%                 5.44%++
                                           =====            =====              =====                 =======

+........Non-annualized

++.......Annualized


(a)......Net investment income per share was calculated using average shares outstanding.
=========================================================================================



Lord Abbett Mid-Cap Value Portfolio*
Class A


                                          For the Years Ended December 31,

                                           2004(a)       2003(a)        2002(a)        2001(a)           2000
                                           -------       -------        -------        -------           ----
NET ASSET VALUE, BEGINNING OF PERIOD...
                                            $17.80        $14.41        $16.64         $16.92           $11.17
                                            ------        ------        ------         ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.17          0.15          0.16           0.14             0.08
Net realized and unrealized gains......
                                             4.25          3.62         (1.71)          1.14             5.79
                                             ----          ----         ------          ----             ----
TOTAL FROM INVESTMENT OPERATIONS.......

                                             4.42          3.77         (1.55)          1.28             5.87
                                             ----          ----         ------          ----             ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                            (0.10)        (0.11)        (0.07)         (0.08)           (0.04)
Distributions from net realized
capital gains...............................(0.48)........(0.27)        (0.61)         (1.48)           (0.08)
                                            ------        ------        ------         ------           ------
TOTAL DISTRIBUTIONS.........................(0.58)........(0.38)        (0.68)         (1.56)           (0.12)
                                            ------        ------        ------         ------           ------
NET ASSET VALUE, END OF PERIOD.........
                                            $21.64        $17.80        $14.41         $16.64           $16.92
                                            ------        ------        ------         ------           ------
TOTAL RETURN...........................     24.82%        26.15%        (9.31)%         8.10%           52.87%
                                            ------        ------        -------         -----           ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)

                                            $125.1        $90.8          $74.0          $75.1            $60.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...............................     0.78%         0.83%          0.89%          0.92%            1.26%
Net investment income..................     0.86%         0.98%          1.04%          0.86%            0.79%
PORTFOLIO TURNOVER RATE................
                                            19.7%         18.8%          29.0%          40.0%            66.4%
----------------------

(1)  Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:
                                             N/A         0.82%**         0.90%          0.94%             N/A

*        On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Mid-Cap Value Portfolio, a portfolio of
         Cova Series Trust, that followed the same investment objective as the Portfolio.  The information for each of the periods prior to February 12, 2001 is that of the predecessor
         Mid-Cap Value Portfolio.

**       Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A      Not applicable

(a)      Net investment income per share calculated using average shares outstanding.




Lord Abbett Mid-Cap Value Portfolio
Class B

                                       For the Years Ended December 31,
                                                                                           For the period from
                                                                                              April 3, 2001
                                                                                            (commencement of
                                                                                             operations) to
                                                                                          December 31, 2001(a)


                                   2004(a)           2003(a)
                                   -------           -------
                                                                         2002(a)


NET ASSET VALUE, BEGINNING
OF PERIOD....................
                                    $17.70            $14.35              $16.62                 $16.41
                                    ------            ------              ------                 ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income........
                                     0.12              0.11                0.13                   0.08

Net realized and unrealized
gains........................        4.22              3.60               (1.72)                  1.69
                                     ----              ----               ------                  ----

TOTAL FROM INVESTMENT
OPERATIONS...................
                                     4.34              3.71               (1.59)                  1.77
                                     ----              ----               ------                  ----

DISTRIBUTIONS:

Dividends from net
investment income...................(0.08)............(0.09)..            (0.07)                 (0.08)

Distributions from net
realized capital gains..............(0.48)............(0.27)..            (0.61)                 (1.48)
                                    ------            ------              ------                 ------

TOTAL DISTRIBUTIONS...........................................
                                    (0.56)            (0.36)              (0.68)                 (1.56)
                                    ------            ------              ------                 ------

NET ASSET VALUE, END OF
PERIOD.......................       $21.48            $17.70              $14.35                 $16.62
                                    ------            ------              ------                 ------

TOTAL RETURN.................       24.50%            25.87%              (9.58)%                11.33%+
                                    ------            ------              -------                ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
(In millions)................       $179.1            $100.0               $51.6                  $16.9

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.....................       1.03%             1.08%                1.14%                 1.15%++

Net investment income........
                                    0.60%             0.73%                0.83%                 0.68%++

PORTFOLIO TURNOVER RATE......
                                    19.7%             18.8%                29.0%                 40.0%+


--------------


(1)  Ratio of Operating
Expenses to Average Net Assets
Before Reimbursement by the
Manager:


                                        N/A             1.06%+++               1.16%                 1.17%++
+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A......Not applicable.


(a)......Net investment income per share calculated using average shares outstanding.






MFS Research International Portfolio
Class A


                                       For the Years Ended December 31,
                                                                                    For the period from May 1,
                                                                                       2001 (commencement of
                                                                                          operations) to
                                                                                       December 31, 2001(a)
                                  2004(a)          2003(a)            2002(a)
                                  -------          -------            -------

NET ASSET VALUE, BEGINNING
OF PERIOD....................

                                   $9.81            $7.49              $8.48                   $9.55
                                   -----            -----              -----                   -----

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income (loss).
                                   0.08             0.06               0.06                   (0.01)

Net realized and unrealized
gains (losses)...............
                                   1.85             2.34              (1.04)                  (1.04)
                                   ----             ----              ------                  ------

TOTAL FROM INVESTMENT
OPERATIONS...................
                                   1.93             2.40              (0.98)                  (1.05)
                                   ----             ----              ------                  ------

DISTRIBUTIONS:

Dividends from net
investment income...................---............(0.08).....        (0.01)                  (0.02)

Distributions from net
realized capital gains............(0.02).............---......          ---                     ---
                                  ------             ---                ---                     ---

TOTAL DISTRIBUTIONS...........................................
                                  (0.02)           (0.08)             (0.01)                  (0.02)
                                  ------           ------             ------                  ------

NET ASSET VALUE, END OF
PERIOD.......................
                                  $11.72            $9.81              $7.49                   $8.48
                                  ------            -----              -----                   -----

TOTAL RETURN.................     19.72%           32.20%            (11.52)%                (11.04)%+
                                  ------           ------            --------                --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
(In millions)................     $304.0            $67.3              $9.4                    $3.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.....................      1.06%            1.09%              1.00%                  1.00%++

Net investment income (loss).
                                   0.75%            0.68%              0.73%                 (0.01)%++

PORTFOLIO TURNOVER RATE......
                                   0.94%            99.0%             114.1%                  133.6%+

------------------

(1)  Ratio of Operating
Expenses to Average Net Assets
Before Reimbursement by the
Manager:



                                     0.94%               1.11%                   1.86%               5.08%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                              N/A                1.09%                   1.00%                 N/A

+........Non-annualized

++.......Annualized

N/A......Not Applicable.

(a)......Net investment income per share was calculated using average shares outstanding.


MFS Research International Portfolio
Class B




                                       For the Years Ended December 31,
                                                                                        For the period from
                                                                                         February 12, 2001
                                                                                         (commencement of
                                                                                          operations) to
                                    2004(a)          2003(a)          2002(a)          December 31, 2001(a)
                                    -------          -------          -------          --------------------

NET ASSET VALUE, BEGINNING OF
PERIOD.........................
                                     $9.79            $7.47            $8.48                  $10.00
                                     -----            -----            -----                  ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income..........       0.05            0.05              0.03                   0.01

Net realized and unrealized
gains (losses).................
                                      1.86            2.33             (1.03)                 (1.52)
                                      ----            ----             ------                 ------

TOTAL FROM INVESTMENT
OPERATIONS.....................
                                      1.91            2.38             (1.00)                 (1.51)
                                      ----            ----             ------                 ------

DISTRIBUTIONS:

Dividends from net investment
income................................---............(0.06)...         (0.01)                 (0.01)

Distributions from net
realized capital gains...............(0.02)............---....          ---                     ---
                                     ------            ---              ---                     ---

TOTAL DISTRIBUTIONS...........................................
                                     (0.02)          (0.06)            (0.01)                 (0.01)
                                     ------          ------            ------                 ------

NET ASSET VALUE, END OF PERIOD.
                                     $11.68           $9.79            $7.47                   $8.48
                                     ------           -----            -----                   -----

TOTAL RETURN...................      19.56%          32.04%           (11.80)%               (15.14)%+
                                     ------          ------           --------               --------

RATIOS/
SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)......................      $396.0          $186.0            $67.1                   $14.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.......................      1.32%            1.33%            1.25%                  1.25%++

Net investment income..........      0.47%            0.56%            0.34%                  0.13%++

PORTFOLIO TURNOVER RATE........
                                     98.5%            99.0%            114.1%                 133.6%+

(1)  Ratio of Operating
Expenses to Average Net Assets
Before Reimbursement by the
Manager:
                                     1.18%            1.39%            2.07%                  5.33%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                              N/A             1.33%            1.25%                    N/A

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Oppenheimer Capital Appreciation Portfolio

Class A

                                              For the Years Ended December 31,

                                                                                        For the period from
                                                                                          January 2, 2002
                                                                                          (commencement of
                                                                                           operations) to
                                                  2004(a)             2003(a)           December 31, 2002(a)

             NET ASSET VALUE, BEGINNING OF
             PERIOD
                                                   $8.33               $6.47                    $8.57
                                                   =====               =====                    =====
             INCOME FROM INVESTMENT
             OPERATIONS:

             Net investment income.........         0.07                0.01                    0.01
             ==============================         ====                ====                    ====
             Net realized and unrealized
             gains (losses)
                                                    0.47                1.85                   (2.11)
                                                    ====                ====                   ======
             TOTAL FROM INVESTMENT
             OPERATIONS
                                                    0.54                1.86                   (2.10)
                                                    ====                ====                   ======
             DISTRIBUTIONS:
             Dividends from net investment
             income                                (0.06)               ---                   (0.00)+++
             =======                               ======               ===                   =========
             Distributions from net
             realized capital gains                (0.45)               ---                      ---
             =======================               ======               ===                      ===
             TOTAL DISTRIBUTIONS
                                                   (0.51)               ---                   (0.00)+++
                                                   ======               ===                   =========
             NET ASSET VALUE, END OF
             PERIOD                                $8.36               $8.33                    $6.47
             =======                               =====               =====                    =====
             TOTAL RETURN                          6.70%               28.75%                 (24.47)%+
             =============                         =====               ======                 =========
             RATIOS/SUPPLEMENTAL DATA:
             Net assets, end of period (In
             millions)                             $298.0               $0.2                    $0.7
             ==========                            ======               ====                    ====
             RATIOS TO AVERAGE NET ASSETS
             (1):
             Expenses                              0.68%               0.72%                   0.75%++
             =========                             =====               =====                   =======
             Net investment income                 0.90%               0.07%                   0.17%++
             =======================               =====               =====                   =======
             PORTFOLIO TURNOVER RATE
                                                   65.3%               36.6%                   20.6%+
                                                   =====               =====                   ======
             --------------------

             (1)  Ratio of Operating
             Expenses to Average Net
             Assets Before Reimbursement
             by the Manager:
                                                   0.69%               0.75%                   0.99%++
                                                   =====               =====                   =======
             Ratio of Expenses to Average
             Net Assets After Broker
             Rebates:                               N/A                0.72%                     N/A
             ========                               ===                =====                     ===

+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

N/A......Not Applicable
(a)......Net investments income per share was calculated using average shares outstanding.
==========================================================================================





Oppenheimer Capital Appreciation Portfolio

Class B

                                               For the Years Ended December 31,
                                                                                                 For the period from February
                                                                                                  12, 2001 (commencement of
                                                                                                        operations) to
                                                                                                     December 31, 2001(a)
                                               2004(a)          2003(a)           2002(a)
                                               =======          =======           =======

NET ASSET VALUE, BEGINNING OF PERIOD
                                                $8.29            $6.45             $8.57                    $10.00
                                                =====            =====             =====                    ======
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................       0.06             ---             0.00+++                   0.00+++
==========================================       ====             ===             =======                   =======
Net realized and unrealized gains
(losses)                                         0.46            1.84              (2.12)                   (1.43)
=========                                        ====            ====              ======                   ======
TOTAL FROM INVESTMENT OPERATIONS
                                                 0.52            1.84              (2.12)                   (1.43)
                                                 ====            ====              ======                   ======
DISTRIBUTIONS:
Dividends from net investment income
                                                (0.05)            ---            (0.00)+++                 (0.00)+++
                                                ======            ===            =========                 =========
Distributions from net realized capital
gains                                           (0.45)            ---               ---                       ---
======                                          ======            ===               ===                       ===
TOTAL DISTRIBUTIONS                             (0.50)            ---            (0.00)+++                 (0.00)+++
====================                            ======            ===            =========                 =========
NET ASSET VALUE, END OF PERIOD
==============================
                                                $8.31            $8.29             $6.45                     $8.57
                                                =====            =====             =====                     =====
TOTAL RETURN                                    6.40%           28.53%            (24.73)%                 (14.27)%+
=============                                   =====           ======            ========                 =========
RATIOS/SUPPLEMENTAL DATA:
=========================
Net assets, end of period (In millions)
                                                $634.6          $551.0             $122.4                    $26.9
                                                ======          ======             ======                    =====
RATIOS TO AVERAGE NET ASSETS (1):
Expenses                                        0.95%            0.99%             1.00%                    1.00%++
=========                                       =====            =====             =====                    =======
Net investment income (loss)                    0.67%           (0.03)%           (0.02)%                   0.04%++
=============================                   =====           =======           =======                   =======
PORTFOLIO TURNOVER RATE
                                                65.3%            36.6%             20.6%                    29.7%+
                                                =====            =====             =====                    ======
---------------------

(1)  Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:
                                               0.91%            0.98%*             1.22%                    3.21%++
                                               =====            ======             =====                    =======
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                                N/A              0.99%              N/A                       N/A
                                                ===              =====              ===                       ===

+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

*........Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
===========================================================================================

..........

N/A......Not Applicable

(a)......Net investments income per share was calculated using average shares outstanding.
==========================================================================================




PIMCO Total Return Portfolio

Class A

                                        For the Years Ended December 31,

                                                                                     For the period from May 1,
                                                                                        2001 (commencement of
                                                                                           operations) to
                                                                                        December 31, 2001(a)
                                      2004(a)          2003(a)          2002(a)
                                      -------          -------          -------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.61          $11.34           $10.35                 $10.03
                                       ------          ------           ------                 ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.20            0.28             0.33                   0.27
Net realized and unrealized gains
                                        0.40            0.23             0.66                   0.40
                                        ----            ----             ----                   ----
TOTAL FROM INVESTMENT OPERATIONS.

                                        0.60            0.51             0.99                   0.67
                                        ----            ----             ----                   ----
DISTRIBUTIONS:
Dividends from net investment
income.................................(0.81)..........(0.13).            ---                  (0.20)
Distributions from net realized
capital gains...........................---............(0.11).            ---                  (0.15)
                                        ---            ------             ---                  ------
TOTAL DISTRIBUTIONS...........................................
                                       (0.81)          (0.24)             ---                  (0.35)
                                       ------          ------             ---                  ------
NET ASSET VALUE, END OF PERIOD...
                                       $11.40          $11.61           $11.34                 $10.35
                                       ------          ------           ------                 ------
TOTAL RETURN.....................      5.25%            4.53%            9.57%                 6.68%+
                                       -----            -----            -----                 -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................      $578.0          $194.5           $155.0                  $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................      0.57%            0.59%            0.65%                 0.65%++
Net investment income............      1.69%            2.43%            3.06%                 3.76%++
PORTFOLIO TURNOVER RATE..........

                                       416.0%          547.1%           474.4%                 346.0%+
--------------------

(1)  Ratio of Operating Expenses
to Average Net Assets Before
Reimbursement by the Manager:


                                        N/A            0.57%*           0.64%*                 1.15%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.







PIMCO Total Return Portfolio

Class B

                                          For the Years Ended December 31,
                                                                                       For the period from February
                                                                                         12, 2001 (commencement of
                                                                                              operations) to
                                                                                           December 31, 2001(a)
                                     2004(a)           2003(a)           2002(a)
                                     -------           -------           -------

NET ASSET VALUE, BEGINNING OF
PERIOD.........................
                                      $11.54           $11.29            $10.33                   $10.00
                                      ------           ------            ------                   ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income..........        0.19             0.24              0.31                     0.32
Net realized and unrealized
gains..........................        0.38             0.25              0.65                     0.34
                                       ----             ----              ----                     ----
TOTAL FROM INVESTMENT
OPERATIONS.....................
                                       0.57             0.49              0.96                     0.66
                                       ----             ----              ----                     ----
DISTRIBUTIONS:
Distributions in excess of net
investment income.....................(0.79)...........(0.13).             ---                    (0.18)
Distributions from net
realized capital gains.................---.............(0.11).             ---                    (0.15)
                                       ---             ------              ---                    ------
TOTAL DISTRIBUTIONS...........................................
                                      (0.79)           (0.24)              ---                    (0.33)
                                      ------           ------              ---                    ------
NET ASSET VALUE, END OF PERIOD.
                                      $11.32           $11.54            $11.29                   $10.33
                                      ------           ------            ------                   ------
TOTAL RETURN...................       4.98%             4.53%             9.29%                   6.68%+
                                      -----             -----             -----                   -----
RATIOS/
SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)......................      $1,028.5          $893.8            $427.7                    $46.2
RATIOS TO AVERAGE NET ASSETS
(1):
Expenses.......................       0.81%             0.83%             0.90%                   0.90%++
Net investment income..........       1.66%             2.07%             2.85%                   3.48%++
PORTFOLIO TURNOVER RATE........
                                      416.0%           547.1%            474.4%                   346.0%+
----------------------

(1)  Ratio of Operating
Expenses to Average Net Assets
Before Reimbursement by the
Manager:

                                       N/A             0.82%*            0.90%*                   1.40%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to
..........the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





Met/Putnam Capital Opportunities Portfolio
(formerly J.P. Morgan Small Cap Stock Portfolio)*
Class A





                                          For the Years Ended December 31,




                                         2004(a)        2003(a)        2002(a)          2001(a)           2000
                                         -------        -------        -------          -------           ----

NET ASSET VALUE, BEGINNING OF PERIOD
                                         $11.92          $9.26          $11.74          $14.82           $17.27
                                         ------          -----          ------          ------           ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...............      0.04           0.01           0.00+            0.02             0.02
Net realized and unrealized gains
(losses)............................      2.17           2.65           (2.47)          (1.22)           (1.78)
                                          ----           ----           ------          ------           ------
TOTAL FROM INVESTMENT OPERATIONS....

                                          2.21           2.66           (2.47)          (1.20)           (1.76)
                                          ----           ----           ------          ------           ------
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           ---            ---           (0.01)          (0.02)            0.00+
Distributions from net realized
capital gains..............................---............---.           ---            (1.86)           (0.69)
                                           ---            ---            ---            ------           ------
TOTAL DISTRIBUTIONS........................---............---.          (0.01)          (1.88)           (0.69)
                                           ---            ---           ------          ------           ------
NET ASSET VALUE, END OF PERIOD......
                                         $14.13         $11.92          $9.26           $11.74           $14.82
                                         ------         ------          -----           ------           ------
TOTAL RETURN........................     18.54%         28.73%         (21.05)%         (8.42)%         (10.55)%
                                         ------         ------         --------         -------         --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................      $46.9          $50.0          $47.2            $76.8            $97.9
RATIOS TO AVERAGE NET ASSETS:

Expenses............................      1.19%          1.25%          1.20%            1.09%            1.03%
Net investment income...............      0.34%          0.08%          0.01%            0.14%            0.17%
PORTFOLIO TURNOVER RATE.............
                                         84.51%         231.2%          77.6%            79.9%           107.1%

----------------------

*        On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Small Cap Stock Portfolio, a portfolio of
         Cova Series Trust, that followed the same investment objective as the Portfolio.  The information for each of the periods prior to February 12, 2001 is that of the predecessor Small
         Cap Stock Portfolio.  Effective May 1, 2003, the Portfolio changed its name to Met/Putnam
         Capital Opportunities Portfolio and Putnam Investment Management, LLC became the Portfolio's
         Adviser.

+        Less than $.0005 per share

N/A      Not applicable

(a)      Net investment income per share was calculated using average shares outstanding.





Met/Putnam Capital Opportunities Portfolio
(formerly J.P. Morgan Small Cap Stock Portfolio)*
Class B



                                                                                              For the period from
                                                                                                 April 3, 2001
                                                                                               (commencement of
                                                                                                operations) to
                                                2004(a)       2003(a)        2002(a)         December 31, 2001(a)
                                                -------       -------        -------         --------------------

       NET ASSET VALUE, BEGINNING OF PERIOD.
                                                 $11.84        $9.23          $11.72                $12.25
                                                 ------        -----          ------                ------

       INCOME FROM INVESTMENT OPERATIONS:

       Net investment income
         (loss).............................      0.01         (0.02)         (0.02)                 0.00+

       Net realized and unrealized gains
       (losses).............................      2.16          2.63          (2.46)                 1.35
                                                  ----          ----          ------                 ----

       TOTAL FROM INVESTMENT OPERATIONS.....

                                                  2.17          2.61          (2.48)                 1.35
                                                  ----          ----          ------                 ----

       DISTRIBUTIONS:

       Dividends from net investment income..........................
                                                  ---           ---           (0.01)                (0.02)

       Distributions from net realized
       capital gains..............................---...........---..          ---                  (1.86)
                                                  ---           ---            ---                  ------

       TOTAL DISTRIBUTIONS........................---...........---..         (0.01)                (1.88)
                                                  ---           ---           ------                ------

       NET ASSET VALUE, END OF PERIOD.......
                                                 $14.01        $11.84         $9.23                 $11.72
                                                 ------        ------         -----                 ------

       TOTAL RETURN.........................     18.33%        28.28%        (21.19)%              10.61%++
                                                 ------        ------        --------              ------

       RATIOS/SUPPLEMENTAL DATA:

       Net assets, end of period (In
       millions)............................      $4.0          $2.9           $2.1                  $0.9

       RATIOS TO AVERAGE NET ASSETS:

       Expenses.............................     1.45%         1.50%          1.47%                1.40%+++

       Net investment income (loss).........     0.12%        (0.20)%        (0.23)%              (0.10)%+++

       PORTFOLIO TURNOVER RATE..............
                                                 84.5%         231.2%         77.6%                 79.9%++


*        Effective May 1, 2003, the Portfolio changed its name to Met/Putnam Capital Opportunities
         Portfolio and Putnam Investment Management, LLC became the Portfolio's Adviser.

+        Less than $.0005 per share

++       Non-annualized

+++      Annualized

N/A      Not applicable

(a)      Net investment income per share was calculated using average shares outstanding.




T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                                          For the Years Ended December 31,
                                                                                         For the period from May 1,
                                                                                           2001 (commencement of
                                                                                        operations) to December 31,
                                                                                                  2001(a)
                                             2004(a)         2003(a)        2002(a)
                                             -------         -------        -------

NET ASSET VALUE, BEGINNING OF PERIOD....
                                              $6.39           $4.66          $8.37                 $9.76
                                              -----           -----          -----                 -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.....................      (0.03)          (0.02)         (0.02)                (0.02)

Net realized and unrealized gains              1.19            1.75          (3.66)                (1.37)
                                               ----            ----          ------                ------
(losses)................................

TOTAL FROM INVESTMENT OPERATIONS........
                                               1.16            1.73          (3.68)                (1.39)
                                               ----            ----          ------                ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                               ---             ---            ---                   ----

Distributions from net capital realized
gains..........................................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

TOTAL DISTRIBUTIONS............................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

NET ASSET VALUE, END OF PERIOD..........
                                              $7.55           $6.39          $4.66                 $8.37
                                              -----           -----          -----                 -----

TOTAL RETURN............................      18.15%          37.12%        (44.00)%             (14.24)%+
                                              ------          ------        --------             --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).
                                              $145.7          $34.8          $16.0                 $13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses................................      0.83%           0.91%          0.80%                0.80%++

Net investment loss.....................     (0.41)%         (0.37)%        (0.34)%              (0.35)%++

PORTFOLIO TURNOVER RATE.................
                                              51.7%           56.5%          157.2%                86.3%+

--------------------

(1)  Ratio of Operating Expenses to
Average Net Assets Before Reimbursement
by the Manager:                                0.90%              0.92%%             1.10%         2.35%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:
                                               N/A               0.83%%             0.73%            N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
            Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.



T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class B

                                               For the Years Ended December 31,
                                                                                                 For the period from February
                                                                                                  12, 2001 (commencement of
                                                                                                       operations) to
                                                                                                     December 31, 2001(a)
                                           2004(a)            2003(a)            2002(a)
                                           -------            -------            -------


NET ASSET VALUE, BEGINNING OF PERIOD.
                                            $6.34              $4.64              $8.34                     $10.00
                                            -----              -----              -----                     ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................       (0.05)            (0.04)              (0.03)                    (0.04)

Net realized and unrealized gains
(losses).............................        1.18              1.74               (3.64)                    (1.62)
                                             ----              ----               ------                    ------

TOTAL FROM INVESTMENT OPERATIONS.....

                                             1.13              1.70               (3.67)                    (1.66)
                                             ----              ----               ------                    ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                             ---                ---                ---                       ----

Distributions from net realized
capital gains................................---..............  ---               (0.03)                     ----
                                             ---                ---               ------                     ----

TOTAL DISTRIBUTIONS..........................---..............  ---               (0.03)                     ----
                                             ---                ---               ------                     ----

NET ASSET VALUE, END OF PERIOD.......
                                            $7.47              $6.34              $4.64                     $8.34
                                            -----              -----              -----                     -----

TOTAL RETURN.........................       17.82%            36.64%             (44.04)%                 (16.60)%+
                                            ------            ------             --------                 --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................       $345.0            $307.7              $62.6                     $23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.............................       1.16%              1.18%              1.05%                    1.05%++

Net investment loss..................      (0.69)%            (0.64)%            (0.54)%                  (0.53)%++

PORTFOLIO TURNOVER RATE..............
                                            51.7%              56.5%              157.2%                    86.3%+

---------------------

(1)  Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:

                                            1.07%            1.16%+++             1.41%                    2.60%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                             N/A               1.12%              0.96%                      N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
..........Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

     Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

     Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                             Met Investors Series Trust
                              22 Corporate Plaza Drive
                           Newport Beach, California 92660
                                   1-800-848-3854


Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):


oIn person        Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call 202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.


oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.





                                     SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust


                      MetLife Defensive Strategy Portfolio
                       MetLife Moderate Strategy Portfolio
                       MetLife Balanced Strategy Portfolio
                        MetLife Growth Strategy Portfolio
                      MetLife Aggressive Strategy Portfolio


                           Class A and Class B Shares

                                   Prospectus

                                   May 1, 2005



 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                                               Table of Contents

                                                                                                                Page


INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................7
         Investment Summary.......................................................................................7

                  MetLife Defensive Strategy Portfolio............................................................8
                  MetLife Moderate Strategy Portfolio............................................................13
                  MetLife Balanced Strategy Portfolio.......................................................... .18
                                                                                                                 =
                  MetLife Growth Strategy Portfolio............................................................. 23
                                                                                                                 =
                  MetLife Aggressive Strategy Portfolio......................................................... 28
                                                                                                                 =
         Primary Risks of the Underlying Portfolios............................................................. 33
                                                                                                                 =
         Management..............................................................................................37

                  The Manager................................................................................... 38
                                                                                                                 =
                  Distribution Plan............................................................................. 41
                                                                                                                 =
YOUR INVESTMENT................................................................................................. 41
                                                                                                                 =
         Shareholder Information................................................................................ 41
                                                                                                                 =
         Dividends, Distributions and Taxes..................................................................... 42
                                                                                                                 =
         Sales and Purchases of Shares.......................................................................... 43
                                                                                                                 =
FINANCIAL HIGHLIGHTS............................................................................................ 48
                                                                                                                 =
FOR MORE INFORMATION.....................................................................................Back Cover


     INTRODUCTION

     Understanding the Trust

     Met  Investors  Series  Trust  (the  "Trust")  is  an  open-end  management investment  company  that  offers  a  selection  of  thirty  managed  investment portfolios or mutual funds, only five of which are offered through this Prospectus (the "Portfolios"). Each of the five Portfolios described in this
Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

     Class A and Class B shares of the Portfolios are currently only sold to separate accounts of certain affiliates of Metropolitan Life Insurance Company (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

     As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

                  Understanding the Portfolios

     Each Portfolio is well diversified and was designed on established principles of asset allocation and risk tolerance. Each Portfolio will invest substantially all of its assets in other portfolios of the Trust or of Metropolitan Series Fund, Inc. (the "Fund") which invest either in equity securities, fixed income securities or cash equivalent money market securities, as applicable ("Underlying Portfolios"). Each Portfolio has a target allocation among the three types of asset classes (equity, fixed income and cash/money market). Met Investors Advisory LLC (the "Manager") establishes specific target investment percentages for the asset classes and the various components of each asset category and then selects the Underlying Portfolios in which a Portfolio invests based on, among other things, the Manager's investment process, its outlook for the economy, interest rates, financial markets and historical performance of each Underlying Portfolio and/or asset class. In addition, the Manager selects the Underlying Portfolios in which each Portfolio invests. The Manager may add new Underlying Portfolios or replace existing Underlying Portfolios.

     In allocating investments among Underlying Portfolios, the Manager analyzes each Underlying Portfolio's current holdings to determine the Portfolios investment style, i.e., for equities, large cap, mid cap, small cap, growth, value or both growth and value (blend) and, for fixed income, investment grade, high yield, maturity and duration. The Portfolios may invest in an Underlying Portfolio which only invests in money market securities. In addition, through holdings-based analysis, the Manager may determine to achieve the targeted allocation to cash by directly purchasing money market instruments or counting cash held or money market securities purchased in Underlying Portfolios (other than a money market Underlying Portfolio) in which the Portfolios invest. At least annually, the Manager will evaluate each Portfolio's asset allocations among equities, fixed income and cash/money market securities including the allocation within such asset classes and may make changes in the target allocations. It is anticipated that changes among the three asset classes will be within a range of plus or minus 10%. The new target allocations will take effect approximately annually and all of your purchases, redemptions, reinvested income and capital gains throughout the year will be allocated according to these targets.


     At least approximately every 90 days, the Portfolios will be rebalanced to their previously established Portfolio target allocations. Between rebalancings, cash flows and withdrawals will be effected in accordance with the previously established target allocations.





         The Underlying Portfolios in which the Portfolios may currently invest are:

    --------------------------------------------------- --------------------------------------------------------

   Met/AIM Mid-Cap Core Equity Portfolio               Oppenheimer Capital Appreciation Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Met/AIM Small Cap Growth Portfolio                  PIMCO Inflation Protected Bond Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    BlackRock Money Market Portfolio                    PIMCO Total Return Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Davis Venture Value Portfolio                       RCM Global Technology Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Goldman Sachs Mid-Cap Value Portfolio               T. Rowe Price Mid-Cap Growth Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Harris Oakmark Focused Value Portfolio              Third Avenue Small Cap Value Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Harris Oakmark International Portfolio              Turner Mid-Cap Growth Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Janus Aggressive Growth Portfolio                   Van Kampen Comstock Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Jennison Growth Portfolio                           Lehman Brothers Aggregate Bond Index Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Lord Abbett Bond Debenture Portfolio                MetLife Mid Cap Stock Index Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Lord Abbett Growth and Income Portfolio             Morgan Stanley EAFE Index Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    MFS Research International Portfolio                Russell 2000 Index Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Neuberger Berman Real Estate Portfolio              MetLife Stock Index Portfolio
    --------------------------------------------------- --------------------------------------------------------
    --------------------------------------------------- --------------------------------------------------------
    Salomon Brothers U.S. Government Securities
    Portfolio
    --------------------------------------------------- --------------------------------------------------------

     Because each Portfolio invests in certain Underlying Portfolios of the Trust, you should look for information about those Underlying Portfolios in the Trust's prospectus which accompanies this Prospectus. Information on the BlackRock Money Market, Davis Venture Value, Harris Oakmark Focused Value, Jennison Growth, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, Morgan Stanley EAFE Index, Russell 2000 Index and MetLife Stock Index and Salomon Brothers U.S. Government Securities Portfolios can be found in the Fund's prospectus which accompanies this Prospectus.

     Not all of these Underlying Portfolios will be purchased by each Portfolio.

     The following chart describes the current targeted allocation, adjusted as of May 1, 2005, among the range of equities, fixed income and cash/money market securities for the Portfolios. You should note that these percentages do not directly correspond to investment in the Underlying Portfolios since each Underlying Portfolio may contain one or more asset classes (e.g. equity and fixed income) and each Underlying Portfolio may contain various sub-sets of an asset class (e.g. small cap and mid cap equity securities).


------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
         Asset Class              Defensive        Moderate         Balanced      Growth Allocation     Aggressive
                                 Allocation       Allocation       Allocation                           Allocation
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
Range of Equities                    35%             50%               65%               85%                95%
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------


     International                   7%              10%               13%               17%                19%
     Large Cap                      18%              25%               33%               43%                48%
                                     ===              ===              ===               ===
     Mid Cap                         7%               9%               12%               16%                18%
                                      ==                                                 ===
     Small Cap                       3%               6%                7%                9%                10%
                                                      ==                ==                ==

------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
Range of Fixed Income                55%             45%               30%               10%                0%
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------

     Investment Grade                47%             36%               23%                8%                 0%
                                     ===              ===
     High Yield                       8%              9%               7%                 2%                 0%
                                      ==              ==

------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------
Range of  Cash/Money Market          10%              5%               5%                5%                 5%
------------------------------- -------------- ----------------- ---------------- ------------------ ------------------

The Portfolios will invest new assets and reinvested dividends based on the target allocations. However, each Portfolio's allocations could change substantially as the Underlying Portfolios' asset values change due to market movements and portfolio management decisions.


The target allocation of investments in the Underlying Portfolios, as of May 1, 2005, is set forth in the Investment Summary with respect to each Portfolio. Please note that the estimate of the expenses of the Underlying Portfolios, set forth in such Investment Summary, could change as the Underlying Portfolios' asset values change or through the addition or deletion of Underlying Portfolios.


     The current target and actual allocation percentages of each Portfolio's investments in the Underlying Portfolios are available for the Trust at the following website - www.metlifeinvestors.com. Upon accessing the website, click on the MetLife Asset Allocation Program Portfolio Allocations icon where you will find current target and actual allocations for each of the Portfolios. This information will be updated periodically to reflect the target and actual allocations.

     Under adverse market or economic conditions, each Portfolio could invest for temporary defensive purposes some or all of the assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objectives.

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following:

     o    Investment Objective

          What is the Portfolio's investment goal?

     o    Principal Investment Strategy

          How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain?

     o    Primary Risks

          What are the specific risks of investing in the Portfolio and the Underlying Portfolios?

     o    Past Performance

          How well has the Portfolio performed over time?

     o    Fees and Expenses

          What is the cost of investing in the Portfolio?



     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Underlying Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments in the Underlying Portfolios.

     The SAI provides more detailed information regarding the various types of securities that each Portfolio and the Underlying Portfolios may purchase and certain investment techniques and practices of the investment advisers to the Underlying Portfolios.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

                            MetLife Defensive Strategy Portfolio


Investment Objective:

     Seeks a high level of current income with growth of capital, a secondary objective.



Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in fixed income Underlying Portfolios and also invests in large cap, small cap, mid cap and international equity Underlying Portfolios in accordance with targeted allocations of 55% to fixed income securities, 35% to equity securities and 10% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth above in "Understanding the Portfolios."

     The Portfolio seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in foreign bonds denominated in currencies other than U.S. dollars. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

     The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments include Underlying Portfolios that invest in stocks of U.S. or foreign large established companies as well as those that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

     As of the date of this Prospectus, the Portfolio had the following target percentage allocations in the Underlying Portfolios:









             Underlying Portfolio                          Percentage
             ====================                          ==========
             Lord Abbett Growth and Income                 6%
             =============================                 ==
             Van Kampen Comstock                           4%
             ===================                           ==
             Jennison Growth                               2%
             ===============                               ==
             Oppenheimer Capital Appreciation              7%
             ================================              ==
             Davis Venture Value                           3%
             ===================                           ==
             Goldman Sachs Mid-Cap Value                   4%
             ===========================                   ==
             T. Rowe Price Mid-Cap Growth                  2%
             ============================                  ==
             Met/AIM Mid Cap Core Equity                   2%
             ===========================                   ==
             Third Avenue Value Small Cap Value            2%
             ==================================            ==
             Harris Oakmark International                  2%
             ============================                  ==
             MFS Research International                    4%
             ==========================                    ==
             Neuberger Berman Real Estate                  1%
             ============================                  ==
             PIMCO Total Return                            20%
             ==================                            ===
             PIMCO Inflation Protected Bond                16%
             ==============================                ===
             Salomon Brothers U.S. Government              15%
             ================================              ===
             Lord Abbett Bond Debenture                    10%
             ==========================                    ===
                                                           100%



[Side Bar: Target allocations may periodically change and actual investments could change substantially as the Underlying Portfolios' net asset values change due to market movements and portfolio management decisions]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" and in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

               o    Market risk

               o    Interest rate risk

               o    Credit risk

               o    Foreign investment risk

               o    High yield debt security risk

               o    Market capitalization risk

               o    Investment style risk

               o    Real estate investment risk

               o    Mortgage-related securities risk

               o    Derivatives risk

               o    Diversification risk

Prior Performance:


     The Portfolio commenced operations on November 3, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 49. No performance information is currently available on the Portfolio's Class A shares which commenced operations on May 1, 2005.



Fees and Expenses:


     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses of the Portfolio's Class B shares are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's net assets as of December 31, 2004. The fees and expenses of the Portfolio's Class A shares are estimated and based upon the fees and expenses of the Class B shares less Rule 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts but do reflect fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.


Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)





----------------------------------------- -------------------------- -----------------------------
                                                   Class A                     Class B
----------------------------------------- -------------------------- -----------------------------
----------------------------------------- -------------------------- -----------------------------

Management Fee                                      0.10%                       0.10%
----------------------------------------- -------------------------- -----------------------------
----------------------------------------- -------------------------- -----------------------------
12b-1 Fees                                          None                        0.25%
----------------------------------------- -------------------------- -----------------------------
----------------------------------------- -------------------------- -----------------------------
Other Expenses                                      0.36%                       0.36%
----------------------------------------- -------------------------- -----------------------------
----------------------------------------- -------------------------- -----------------------------
Total Annual Portfolio Operating                    0.46%                       0.71%
Expenses Before Expense Waiver/
Reimbursement
----------------------------------------- -------------------------- -----------------------------
----------------------------------------- -------------------------- -----------------------------
Contractual Expense Waiver/                        (0.36)%                     (0.36)%
Reimbursement*
----------------------------------------- -------------------------- -----------------------------
----------------------------------------- -------------------------- -----------------------------
Total Annual Portfolio Operating                    0.10%                       0.35%
Expenses After Expense Waiver/
Reimbursement
----------------------------------------- -------------------------- -----------------------------
----------------------------------------- -------------------------- -----------------------------

Estimated Expenses of Underlying                    0.68%                       0.68%
=================================                   =====                       =====
Portfolios**
============

----------------------------------------- -------------------------- -----------------------------
----------------------------------------- -------------------------- -----------------------------

Total Annual Portfolio Operating                    0.78%                       1.03%
=================================                   =====                       =====
Expenses and Estimated Indirect
===============================
Expenses of Underlying Portfolios
=================================



* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.10% and 0.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


**As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios (after expense waiver and/or repayment to Manager) for the year ended December 31, 2004 (or in the case of an Underlying Portfolio not in existence on December 31, 2004, estimated expenses for the year ended December 31, 2005) according to such Underlying Portfolios' allocation targets in place as of the date of this Prospectus. Before expense waiver and/or repayment to Manager, the estimated weighted average of the total operating expenses of the Underlying Portfolios would be 0.67%.

     Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.



Example

     The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

----------------------------------------------------------------------------
                                Class A              Class B
----------------------------------------------------------------------------
----------------------------------------------------------------------------

1 Year                           $80                 $106
                                  ===                  ==

----------------------------------------------------------------------------
----------------------------------------------------------------------------

3 Years                          $326                $405
                                  ====                 ==

----------------------------------------------------------------------------

                             MetLife Moderate Strategy Portfolio


Investment Objective:

     Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.



Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 50% to equity securities, 45% to fixed income securities and 5% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth in "Understanding the Portfolios."

     The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

     The Portfolio seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers as well as Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest high-yield, high-risk bonds.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

     As of the date of this Prospectus, the Portfolio had the following target percentage allocations in the Underlying Portfolios:









             Underlying Portfolio                       Percentage

             Lord Abbett Growth and Income                   9%
             =============================                   ==
             Van Kampen Comstock                             6%
             ===================                             ==
             Jennison Growth                                 4%
             ===============                                 ==
             Oppenheimer Capital Appreciation                9%
             ================================                ==
             Davis Venture Value                             4%
             ===================                             ==
             Goldman Sachs Mid-Cap Value                     4%
             ===========================                     ==
             T. Rowe Price Mid-Cap Growth                    3%
             ============================                    ==
             Turner Mid-Cap Growth                           1%
             =====================                           ==
             Met/AIM Mid Cap Core Equity                     2%
             ===========================                     ==
             Third Avenue Value Small Cap Value              3%
             ==================================              ==
             Harris Oakmark International                    3%
             ============================                    ==
             MFS Research International                      5%
             ==========================                      ==
             Neuberger Berman Real Estate                    2%
             ============================                    ==
             PIMCO Total Return                              15%
             ==================                              ===
             PIMCO Inflation Protected Bond                  12%
             ==============================                  ===
             Salomon Brothers U.S. Government                8%
             ================================                ==
             Lord Abbett Bond Debenture                      10%
             ==========================                      ===
                                                             100%



[Side Bar: Target allocations may periodically change and actual investments could change substantially as the Underlying Portfolios' net asset values change due to market movements and portfolio management decisions]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" and in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

                    o  Market risk

                    o  Interest rate risk

                    o  Credit risk

                    o  High yield debt security risk

                    o Foreign investment risk

                    o  Market capitalization risk

                    o  Investment style risk

                    o  Real estate investment risk

                    o  Mortgage-related securities risk

                    o  Derivatives risk

                    o  Diversification risk



Prior Performance:


     The Portfolio commenced operations on November 3, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 51. No performance information is currently available on the Portfolio's Class A shares which commenced operations on May 1, 2005.



Fees and Expenses:


     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses for the Portfolio's Class B shares are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's net assets as of December 31, 2004. The fees and expenses of the Portfolio's Class A shares are estimated based upon the fees and expenses of the Class B shares less Rule 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.




Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

----------------------------------------------------- ---------------------- ----------------------
                                                             Class A                Class B
----------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------- ---------------------- ----------------------

Management Fee                                                0.10%                  0.10%
----------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------- ---------------------- ----------------------
12b-1 Fees                                                    None                   0.25%
----------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------- ---------------------- ----------------------
Other Expenses                                                0.10%                  0.10%
----------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------- ---------------------- ----------------------
Total Annual Portfolio Operating Expenses Before              0.20%                  0.45%
Expense Waiver/ Reimbursement
----------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------- ---------------------- ----------------------
Contractual Expense Waiver/ Reimbursement*                   (0.10)%                (0.10)%
----------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------- ---------------------- ----------------------
Total Annual Portfolio Operating Expenses After               0.10%                  0.35%
Expense Waiver/ Reimbursement
----------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------- ---------------------- ----------------------

Estimated Expenses of Underlying Portfolios**                 0.71%                  0.71%
=============================================                 =====                  =====

----------------------------------------------------- ---------------------- ----------------------
----------------------------------------------------- ---------------------- ----------------------

Total Annual Portfolio Operating Expenses and                 0.81%                  1.06%
==============================================                =====                  =====
Estimated Indirect Expenses of Underlying Portfolios
====================================================



* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.10% and 0.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


**As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios (after expense waiver and/or repayment to Manager) for the year ended December 31, 2004 (or in the case of an Underlying Portfolio not in existence on December 31, 2004, estimated expenses for the year ended December 31, 2005) according to such Underlying Portfolios' allocation targets in place as of the date of this Prospectus. Before expense waiver and/or repayment to Manager, the estimated weighted average of the total operating expenses of the Underlying Portfolios would be 0.70%.

     Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-------------------------------------------------------------------------
                               Class A            Class B
-------------------------------------------------------------------------
-------------------------------------------------------------------------

1 Year                          $83               $109
                                 ===                ==

-------------------------------------------------------------------------
-------------------------------------------------------------------------

3 Years                         $279              $358
                                 ====               ==

-------------------------------------------------------------------------

                               MetLife Balanced Strategy Portfolio


Investment Objective:

     Seeks a balance between a high level of current income and growth of capital with a greater emphasis on growth of capital.

Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 65% to equity securities, 30% to fixed income securities and 5% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth in "Understanding the Portfolios."

     The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential.

     The Portfolio seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed income securities. These investments may include Underlying Portfolios that invest exclusively in bonds of U.S. issuers. The Portfolio may invest in Underlying Portfolios that invest in U.S. and foreign investment-grade securities, as well as Underlying Portfolios that invest in high-yield, high-risk bonds.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

     As of the date of this Prospectus, the Portfolio had the following target percentage allocations invested in the Underlying Portfolios:








             Underlying Portfolio                           Percentage

             Lord Abbett Growth and Income                     8%
             =============================                     ==
             Van Kampen Comstock                               9%
             ===================                               ==
             Janus Aggressive Growth                           3%
             =======================                           ==
             Jennison Growth                                   3%
             ===============                                   ==
             Oppenheimer Capital Appreciation                  9%
             ================================                  ==
             Davis Venture Value                               8%
             ===================                               ==
             Goldman Sachs Mid-Cap Value                       3%
             ===========================                       ==
             Harris Oakmark Focused Value                      4%
             ============================                      ==
             T. Rowe Price Mid-Cap Growth                      2%
             ============================                      ==
             Turner Mid-Cap Growth                             2%
             =====================                             ==
             Met/AIM Mid Cap Core Equity                       1%
             ===========================                       ==
             Third Avenue Value Small Cap Value                4%
             ==================================                ==
             Met/AIM Mid Small Cap Growth                      2%
             ============================                      ==
             Harris Oakmark International                      6%
             ============================                      ==
             MFS Research International                        5%
             ==========================                        ==
             Neuberger Berman Real Estate                      2%
             ============================                      ==
             PIMCO Total Return                                8%
             ==================                                ==
             PIMCO Inflation Protected Bond                    7%
             ==============================                    ==
             Salomon Brothers U.S. Government                  5%
             ================================                  ==
             Lord Abbett Bond Debenture                        9%
             ==========================                        ==
                                                             100%



[Side Bar: Target allocations may periodically change and actual investments could change substantially as the Underlying Portfolios' net asset values change due to market movements and portfolio management decisions]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.



     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" and in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

                   o   Market risk

                   o   Interest rate risk

                   o   Credit risk

                   o   High yield debt security risk

                   o   Foreign investment risk

                   o   Market capitalization risk

                   o   Investment style risk

                   o   Mortgage-related securities risk

                   o   Real estate investment risk

                   o   Derivatives risk

                   o   Diversification risk


Prior Performance:


     The Portfolio commenced operations on November 3, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 53. No performance information is currently available on the Portfolio's Class A shares which commenced operations on May 1, 2005.



Fees and Expenses:


     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses of the Portfolio's Class B shares are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's net assets as of December 31, 2004. The fees and expenses of the Portfolio's Class A shares are estimated and based upon the fees and expenses of the Class B shares less Rule 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.





Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

          -------------------------------------------------------- ------------------------ -------------------------
                                                                           Class A                  Class B
          -------------------------------------------------------- ------------------------ -------------------------
          -------------------------------------------------------- ------------------------ -------------------------


          Management Fee (1)                                               0.08%                    0.08%
                        ====                                                =====                     ===

          -------------------------------------------------------- ------------------------ -------------------------
          -------------------------------------------------------- ------------------------ -------------------------
          12b-1 Fees                                                        None                     0.25%
          -------------------------------------------------------- ------------------------ -------------------------
          -------------------------------------------------------- ------------------------ -------------------------
          Other Expenses                                                    0.03%                    0.03%
          -------------------------------------------------------- ------------------------ -------------------------
          -------------------------------------------------------- ------------------------ -------------------------

          Total Annual Portfolio Operating Expenses Before                 0.11%                    0.36%
                                                                            =====                     ===
          Expense Waiver/ Reimbursement

          -------------------------------------------------------- ------------------------ -------------------------
          -------------------------------------------------------- ------------------------ -------------------------

          Contractual Expense Waiver/ Reimbursement*                      (0.01)%                  (0.01)%
                                                                           =======                   =====

          -------------------------------------------------------- ------------------------ -------------------------
          -------------------------------------------------------- ------------------------ -------------------------
          Total Annual Portfolio Operating Expenses After                   0.10%                    0.35%
          Expense Waiver/ Reimbursement
          -------------------------------------------------------- ------------------------ -------------------------
          -------------------------------------------------------- ------------------------ -------------------------

          Estimated Expenses of Underlying Portfolios**                     0.75%                    0.75%
          =============================================                     =====                    =====

          -------------------------------------------------------- ------------------------ -------------------------
          -------------------------------------------------------- ------------------------ -------------------------

          Total Annual Portfolio Operating Expenses and                     0.85%                    1.10%
          ==============================================                    =====                    =====
          Estimated Indirect Expenses of Underlying Portfolios
          ====================================================

          -------------------------------------------------------- ------------------------ -------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective May 1, 2005. Prior to that date, the management fee was 0.10%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


*The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.10% and 0.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


**As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios (after expense waiver and/or repayment to Manager) for the year ended December 31, 2004 (or in the case of an Underlying Portfolio not in existence on December 31, 2004, estimated expenses for the year ended December 31, 2005) according to such Underlying Portfolios' allocation targets in place as of the date of this Prospectus. Before expense waiver and/or repayment to Manager, the estimated weighted average of the total operating expenses of the Underlying Portfolios would be 0.74%.

     Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.




Example

     The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-------------------------------------------------------------------------------
                                   Class A              Class B
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

1 Year                              $87                 $113
                                     ===                  ==

-------------------------------------------------------------------------------
-------------------------------------------------------------------------------

3 Years                             $272                $352
                                     ====                 ==

-------------------------------------------------------------------------------

                          MetLife Growth Strategy Portfolio


Investment Objective:

         Seeks growth of capital.

Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios and also invests in fixed income Underlying Portfolios in accordance with targeted allocations of 85% to equity securities, 10% to fixed income securities and 5% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth in "Understanding the Portfolios."

     The Portfolio seeks to achieve capital growth primarily through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stocks of large established U.S. companies as well, to a lesser extent, in stocks of foreign companies and smaller U.S. companies with above-average growth potential. The Portfolio seeks to achieve capital growth secondarily through its investments in Underlying Portfolios that invest primarily in fixed income securities. The Portfolio may invest in Underlying Portfolios that invest substantially all of their assets in U.S. government securities as well as Underlying Portfolios that invest in investment grade and high yield, high risk bonds.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

     As of the date of this Prospectus, the Portfolio had the following target percentage allocations in the Underlying Portfolios.









             Underlying Portfolio                            Percentage

             Lord Abbett Growth and Income                    12%
             =============================                    ===
             Van Kampen Comstock                              12%
             ===================                              ===
             Janus Aggressive Growth                          8%
             =======================                          ==
             Jennison Growth                                  5%
             ===============                                  ==
             Oppenheimer Capital Appreciation                 5%
             ================================                 ==
             Davis Venture Value                              11%
             ===================                              ===
             Goldman Sachs Mid-Cap Value                      3%
             ===========================                      ==
             Harris Oakmark Focused Value                     4%
             ============================                     ==
             T. Rowe Price Mid-Cap Growth                     1%
             ============================                     ==
             Turner Mid-Cap Growth                            2%
             =====================                            ==
             Third Avenue Value Small Cap Value               7%
             ==================================               ==
             Met/AIM Mid Small Cap Growth                     3%
             ============================                     ==
             Harris Oakmark International                     8%
             ============================                     ==
             MFS Research International                       6%
             ==========================                       ==
             Neuberger Berman Real Estate                     2%
             ============================                     ==
             RCM Global Technology                            2%
             =====================                            ==
             PIMCO Inflation Protected Bond                   5%
             ==============================                   ==
             Lord Abbett Bond Debenture                       4%
             ==========================                       ==
                                                              100%



[Side Bar: Target allocations may periodically change and actual investments could change substantially as the Underlying Portfolios' net asset values change due to market movements and portfolio management decisions]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

        o Market risk

        o Interest rate risk

        o Credit risk

        o Foreign investment risk

        o Market capitalization risk

        o Investment style risk

        o Mortgage-related securities risk

        o Diversification risk

        o Sector risk


Prior Performance:


     The Portfolio commenced operations on November 3, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 55. No performance information is currently available on the Portfolio's Class A shares which commenced operations on May 1, 2005.



Fees and Expenses:


     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses of the Portfolio's Class B shares are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's net assets as of December 31, 2004. The fees and expenses of the Portfolio's Class A shares are estimated and based upon the fees and expenses of the Class B shares less Rule 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.




Shareholder Transaction Expenses - N/A

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

                  ---------------------------------------------- ------------------------- --------------------------
                                                                         Class A                    Class B
                  ---------------------------------------------- ------------------------- --------------------------
                  ---------------------------------------------- ------------------------- --------------------------


                  Management Fee (1)                                      0.08%                    0.08%
                                ====                                       =====                     ===

                  ---------------------------------------------- ------------------------- --------------------------
                  ---------------------------------------------- ------------------------- --------------------------
                  12b-1 Fees                                               None                    0.25%
                  ---------------------------------------------- ------------------------- --------------------------
                  ---------------------------------------------- ------------------------- --------------------------
                  Other Expenses                                          0.04%                    0.04%
                  ---------------------------------------------- ------------------------- --------------------------
                  ---------------------------------------------- ------------------------- --------------------------

                  Total Annual Portfolio Operating Expenses               0.12%                    0.37%
                                                                           =====                     ===

                  Before Expense Waiver/ Reimbursement
                  ---------------------------------------------- ------------------------- --------------------------
                  ---------------------------------------------- ------------------------- --------------------------

                  Contractual Expense Waiver/ Reimbursement*             (0.02)%                  (0.02)%
                                                                          =======                   =====

                  ---------------------------------------------- ------------------------- --------------------------
                  ---------------------------------------------- ------------------------- --------------------------
                  Total Annual Portfolio Operating Expenses               0.10%                     0.35%
                  After Expense Waiver/ Reimbursement
                  ---------------------------------------------- ------------------------- --------------------------
                  ---------------------------------------------- ------------------------- --------------------------

                  Estimated Expenses of Underlying Portfolios**           0.80%                     0.80%
                  =============================================           =====                      =====

                  ---------------------------------------------- ------------------------- --------------------------
                  ---------------------------------------------- ------------------------- --------------------------

                  Total Annual Portfolio Operating Expenses               0.90%                     1.15%
                  ==========================================              =====                      =====
                  and Estimated Indirect Expenses of
                  ==================================
                  Underlying Portfolios
                  =====================

                  ---------------------------------------------- ------------------------- --------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective May 1, 2005. Prior to that date, the management fee was 0.10%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.10% and 0.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


**As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios (after expense waiver and/or repayment to Manager) for the year ended December 31, 2004 (or in the case of an Underlying Portfolio not in existence on December 31, 2004, estimated expenses for the year ended December 31, 2005) according to such Underlying Portfolios' allocation targets in place as of the date of this Prospectus. Before expense waiver and/or repayment to Manager, the estimated weighted average of the total operating expenses of the Underlying Portfolios would be 0.78%.

     Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------------
                                 Class A             Class B
----------------------------------------------------------------------------
----------------------------------------------------------------------------

1 Year                            $92                $118
                                   ===                 ==

----------------------------------------------------------------------------
----------------------------------------------------------------------------

3 Years                           $288               $367
                                   ====                ==

----------------------------------------------------------------------------

                                   MetLife Aggressive Strategy Portfolio


Investment Objective:

         Seeks growth of capital.

Principal Investment Strategy:

     The Portfolio seeks to achieve its objective by investing in Class A shares of a diversified group of Underlying Portfolios of the Trust and of the Fund. Under normal circumstances, the Portfolio primarily invests in large cap, small cap, mid cap and international equity Underlying Portfolios in accordance with targeted allocations of 95% to equity securities and 5% to cash/money market securities. The names of the Underlying Portfolios in which the Portfolio may invest and the approximate percentage of the Portfolio's assets allocated to various types of equity and fixed income securities, as of the date of this Prospectus, are set forth in "Understanding the Portfolios."

     The Portfolio seeks to achieve capital growth through its investments in Underlying Portfolios that invest primarily in equity securities. These investments may include Underlying Portfolios that invest mainly in stock of large established U.S. companies, as well, to a lesser extent, in stocks of foreign companies and small U.S. companies with above-average growth potential.

     The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

     As of the date of this Prospectus, the Portfolio had the following target percentage allocations in the Underlying Portfolios.








             Underlying Portfolio                            Percentage

             Lord Abbett Growth and Income                      12%
             =============================                      ===
             Van Kampen Comstock                                13%
             ===================                                ===
             Janus Aggressive Growth                            12%
             =======================                            ===
             Jennison Growth                                    7%
             ===============                                    ==
             Davis Venture Value                                12%
             ===================                                ===
             Goldman Sachs Mid-Cap Value                        3%
             ===========================                        ==
             Harris Oakmark Focused Value                       5%
             ============================                       ==
             Turner Mid-Cap Growth                              3%
             =====================                              ==
             Third Avenue Value Small Cap Value                 8%
             ==================================                 ==
             Met/AIM Mid Small Cap Growth                       4%
             ============================                       ==
             Harris Oakmark International                       10%
             ============================                       ===
             MFS Research International                         7%
             ==========================                         ==
             RCM Global Technology                              4%
             =====================                              ==
                                                                100%



[Side Bar: Target allocations may periodically change and actual investments could change substantially as the Underlying Portfolios' net asset values change due to market movements and portfolio management decisions]

Primary Risks:

     An investment in the Portfolio is not guaranteed. You can lose money by investing in the Portfolio. There are direct and indirect risks of investing in the Portfolio. Direct risks include:

     o Performance Risk - Substantially all of the assets of the Portfolio are invested in Underlying Portfolios, which means that the investment performance of the Portfolio is directly related to the investment performance of these Underlying Portfolios held by the Portfolio. The ability of the Portfolio to meet its investment objective depends upon the allocation of the Portfolio's assets among the Underlying Portfolios and the ability of an Underlying Portfolio to meet its own investment objective. It is possible that an Underlying Portfolio will fail to execute its investment strategies effectively. As a result, an Underlying Portfolio may not meet its investment objective, which would affect the Portfolio's investment performance. There can be no assurance that the investment objective of any Portfolio or any Underlying Portfolio will be achieved.

     o Non-diversification Risk - The Portfolio is non-diversified which means the Portfolio can invest its assets in a small number of issuers. As a result, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio. This risk is limited because the Portfolio invests its assets in the Underlying Portfolios, each of which generally has diversified holdings.

     Since the Portfolio invests substantially all of its assets in the shares of the Underlying Portfolios, its performance is directly related to the ability of the Underlying Portfolios to meet their respective investment objectives.

     The value of your investment in the Portfolio may be affected by one or more of the following indirect risks of the Underlying Portfolios, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate: Each risk is described in "Primary Risks of Investing in the Underlying Portfolios" and in the Trust's prospectus and the Fund's prospectus with respect to each Underlying Portfolio.

                   o   Market risk

                   o   Interest rate risk

                   o   Credit risk

                   o   High yield debt security risk

                   o   Foreign investment risk

                   o   Market capitalization risk

                   o   Investment style risk

                   o   Diversification risk

                   o   Sector risk


Prior Performance:


     The Portfolio commenced operations on November 3, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 57. No performance information is currently available on the Portfolio's Class A shares which commenced operations on May 1, 2005.



Fees and Expenses:


     This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses of the Portfolio's Class B shares are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's net assets as of December 31, 2004. The fees and expenses of the Portfolio's Class A shares are estimated and based upon the fees and expenses of the Class B shares less Rule 12b-1 fees. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts or the fees and expenses of the Underlying Portfolios. See the Contract prospectus for a description of the fees, expenses and charges imposed by the Contracts.




Shareholder Transaction Expenses - N/A

          Annual Portfolio Operating Expenses,  (expenses that are deducted from
          Portfolio assets)

               ------------------------------------------------------- ---------------------- -----------------------
                                                                              Class A                Class B
               ------------------------------------------------------- ---------------------- -----------------------
               ------------------------------------------------------- ---------------------- -----------------------

               Management Fee                                                  0.10%                  0.10%
               ------------------------------------------------------- ---------------------- -----------------------
               ------------------------------------------------------- ---------------------- -----------------------
               12b-1 Fees                                                      None                   0.25%
               ------------------------------------------------------- ---------------------- -----------------------
               ------------------------------------------------------- ---------------------- -----------------------
               Other Expenses                                                  0.17%                  0.17%
               ------------------------------------------------------- ---------------------- -----------------------
               ------------------------------------------------------- ---------------------- -----------------------
               Total Annual Portfolio Operating Expenses Before                0.27%                  0.52%
               Expense Waiver/ Reimbursement
               ------------------------------------------------------- ---------------------- -----------------------
               ------------------------------------------------------- ---------------------- -----------------------
               Contractual Expense Waiver/ Reimbursement*                     (0.17)%                (0.17)%
               ------------------------------------------------------- ---------------------- -----------------------
               ------------------------------------------------------- ---------------------- -----------------------
               Total Annual Portfolio Operating Expenses After                 0.10%                  0.35%
               Expense Waiver/ Reimbursement
               ------------------------------------------------------- ---------------------- -----------------------
               ------------------------------------------------------- ---------------------- -----------------------

               Estimated Expenses of Underlying Portfolios**                   0.83%                  0.83%
               =============================================                   =====                  =====

               ------------------------------------------------------- ---------------------- -----------------------
               ------------------------------------------------------- ---------------------- -----------------------

               Total Annual Portfolio Operating Expenses and                   0.93%                  1.18%
               ==============================================                  =====                  =====
               Estimated Indirect Expenses of Underlying Portfolios
               ====================================================

               ------------------------------------------------------- ---------------------- -----------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.10% and 0.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


**As an investor in an Underlying Portfolio, the Portfolio also will bear its pro-rata portion of the operating expenses of that Underlying Portfolio, including the management fee. The estimated expenses of the Underlying Portfolios are based upon the weighted average of the total operating expenses of the Underlying Portfolios (after expense waiver and/or repayment to Manager) for the year ended December 31, 2004 (or in the case of an Underlying Portfolio not in existence on December 31, 2004, estimated expenses for the year ended December 31, 2005) according to such Underlying Portfolios' allocation targets in place as of the date of this Prospectus. Before expense waiver and/or repayment to Manager, the estimated weighted average of the total operating expenses of the Underlying Portfolios would be 0.82%.

     Investors may be able to realize lower aggregate expenses by investing directly in the Underlying Portfolios instead of the Portfolio. An investor who chooses to invest directly in the Underlying Portfolios would not, however, receive the asset allocation services provided by the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio including the cost of investing in the Underlying Portfolios with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps for the Portfolio and the Underlying Portfolios remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------------------------------------------
                                    Class A         Class B
---------------------------------------------------------------------------
---------------------------------------------------------------------------
1 Year                                $95            $121
---------------------------------------------------------------------------
---------------------------------------------------------------------------
3 Years                              $330            $409
---------------------------------------------------------------------------

         Primary Risks of the Underlying Portfolios

Risks of the Underlying Portfolios

     One or more of the following primary risks may apply to the Underlying Portfolios. Please see the Investment Summary for your particular Portfolio to determine which risks apply to the Underlying Portfolios. The greater a Portfolio's investment in a particular asset class, the greater the impact to the Portfolio of the risks related to the class. For example, the MetLife Aggressive Strategy Portfolio, the MetLife Growth Strategy Portfolio and the MetLife Balanced Strategy Portfolio will be more impacted by market risk because more of their assets will be invested in U.S. and international stocks while the Met Defensive Strategy Portfolio and MetLife Moderate Strategy Portfolio will be more impacted by credit risk and interest rate risk because 65% and 50% of their assets, respectively, will be invested in debt securities. Please note that there are many other circumstances that could adversely affect your investment and prevent an Underlying Portfolio from reaching its objective, which are not described here.

     Market Risk. An Underlying Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by an Underlying Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. An Underlying Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

     Stocks purchased in IPOs have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Underlying Portfolio's shares.

     Interest Rate Risk. The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If an Underlying Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of the Underlying Portfolio's fixed income investments will affect the volatility of the Underlying Portfolio's share price.

     During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other income-producing investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

     Credit Risk. The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If an Underlying Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. An Underlying Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Underlying Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

     High Yield Debt Security Risk. High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. An Underlying Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, an Underlying Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high yield securities are not generally meant for short-term investing. When an Underlying Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

     Foreign Investment Risk. Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

     Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     Market Capitalization Risk. Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing an Underlying Portfolio that invests in these companies to increase in value more rapidly than an Underlying Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, dependency on a few key personnel for management compared to companies with greater financial resources, and a more limited trading market for their stocks as compared with larger companies.

     In addition, securities of these companies are subject to the risk that during certain periods the liquidity of particular issuers or industries, or all securities in particular investment categories, will shrink or disappear suddenly and without warning as a result of adverse economic or market conditions, or adverse investor perceptions whether or not accurate. Securities of medium and smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies and an Underlying Portfolio may incur losses because it will be required to effect sales at a disadvantageous time and only then at a substantial drop in price. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses. Smaller and medium capitalization issuers may also require substantial additional capital to support their operations, to finance expansion or to maintain their competitive position; and may have substantial borrowings or may otherwise have a weak financial condition, and may be susceptible to bankruptcy. Transaction costs for these investments are often higher than those of larger capitalization companies.

     Investment Style Risk. Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. An Underlying Portfolio may outperform or underperform other funds that employ a different investment style. An Underlying Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

     Real Estate Investment Risk. Although the Neuberger Berman Real Estate Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so an investment in the Underlying Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Underlying Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

     The Underlying Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

     In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended ("1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.

     Mortgage-Related Securities Risk. Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that an Underlying Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose an Underlying Portfolio to a lower rate of return when it reinvests the principal. Further, an Underlying Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Underlying Portfolio to lose a portion of its principal investment represented by the premium the Underlying Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of an Underlying Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

     Derivatives Risk. The PIMCO Total Return and RCM Global Technology Portfolios' investments in derivatives can significantly increase the Underlying Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

     Diversification Risk. Because certain of the Underlying Portfolios (Harris Oakmark Focused Value Portfolio, Harris Oakmark International Portfolio, Neuberger Berman Real Estate Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, Janus Aggressive Growth, PIMCO Inflation Protected Bond and Third Avenue Small Cap Value Portfolios) may invest its assets in a small number of issuers, such Underlying Portfolios are more susceptible to any single economic, political or regulatory event affecting those issues than is a diversified portfolio.

     Sector Risk. Because RCM Global Technology Portfolio concentrates its investments in the technology sector, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

     In addition to other risks, a Portfolio that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

Management

     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager is expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Manager. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Manager

     Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, manages all of the Portfolios. The Manager is responsible for the general management and administration of the Trust and the Portfolios. In addition to its managerial responsibilities, the Manager also is responsible for determining the asset allocation range for the Portfolios and ensuring that the allocations are consistent with the guidelines that have been approved by the Board of Trustees. Within the asset allocation range for the Portfolios, the Manager will periodically establish specific percentage targets for each asset class and each Underlying Portfolio to be held by the Portfolios based on the Manager's investment process as well as its outlook for the economy, financial markets and relative market valuation of each Underlying Portfolio. The Manager also will periodically rebalance each Portfolio's holdings to bring the asset allocation of the Portfolio back into alignment with its asset allocation targets.

     The Portfolios are managed by an Investment Committee composed of Elizabeth
M. Forget, Anthony Dufault, Alan C. Leland, Jr., CFA, Thomas C. McDevitt, CIMA, Bradley D. Rhoads, John Guthrie and Darrel A. Olson.


     Ms. Forget, chair of the Committee, has been President of the Manager since December 2000 and has been Executive Vice President of Met Investors Group, Inc. since July 2000. From June 1996 to July 2000, Ms. Forget was Senior Vice President of Equitable Distributors, Inc. and, more recently, Vice President of Equitable Life Assurance Society of the United States.

     Mr. Dufault, Vice President of the Manager, joined MetLife Investors Group, Inc., an affiliate of the Manager, in May 2001. Prior to his employment with MetLife, he was a Senior Product Manager at Pacific Life Insurance Company in their variable annuity division from May 1998. In addition to his role as a product manager at Pacific Life, he also served as the Senior Portfolio Analyst for the Pacific Select Fund. As a member of the Investment Committee, Mr. Dufault assists in crafting and managing the Committee's investment philosophy as it relates to asset allocation principles.

     Mr. Leland, C.F.A., Vice President of the Manager, joined MetLife in 1974. Prior to becoming Vice President of Metropolitan Life Insurance Company in the Annuity Product Management business unit and Chief Financial Officer of MetLife Advisers, LLC, he worked in both MetLife's Investment Department and Group Pension Department.

     Mr. McDevitt, CIMA, Vice President of the Manager, also is a Vice President of MetLife Advisers, LLC and is primarily responsible for the oversight of the investment functions of Metropolitan Series Fund, Inc.'s subadvisers and performance analyses of Metropolitan Series Fund, Inc.'s portfolios. Mr. McDevitt joined Metropolitan Life Insurance Company in 1980 and was responsible for the development, marketing and servicing of an asset allocation and investment advisory service for group pension clients.


     Mr. Rhoads, CFA, Vice President of the Manager, has been a Managing Director since 2000 and since 2003 head of the Investments Department's Market Strategy Unit at MetLife. He is responsible for developing MetLife's macro views and strategies with regard to the economy, inflation, direction of interest rates and sector allocation. Mr. Rhoads joined MetLife in 1986 and has experience as a portfolio manager including managing MetLife's Public Corporate Bond portfolio and High Yield Bond portfolio.


     Mr. Guthrie, CFA, Vice President of the Manager, is also Senior Vice President of MetLife Advisers, LLC and serves on MetLife Advisers LLC's Board of Managers. He is also a Vice President of Metropolitan Life Insurance Company. Mr. Guthrie joined New England Life Insurance Company (an indirect subsidiary of MetLife, Inc.) in 1969 and has served in various positions since that time.



     Mr. Olson, CFA, Vice President of the Manager, has been with Metropolitan Life Insurance Company for over 25 years and is a Director in the Investments Department. Currently, Mr. Olson manages the assets under MetLife's Employee Benefit Plans. In addition, Mr. Olson serves as Chief of Staff for a review board that oversees all of MetLife's use of unaffiliated managers.

     The Manager has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Portfolios and to investments in the Underlying Portfolios, which may assist the Manager in determining the Underlying Portfolios which may be available for investment and with the selection of and allocation of each Portfolio's investments among the Underlying Portfolios. The Manager is responsible for paying the consulting fees.


     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing investment adviser or as an additional investment adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing investment adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the investment adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new investment adviser that normally is provided in a proxy statement.


     As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:





----------------------------------------------------- ----------------------------------------------------
                     Portfolio                                           Advisory Fee
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------

MetLife Defensive Strategy Portfolio                  0.10% of first $500 million of such assets plus
                                                      0.075% of such assets over $500 million up to $1
                                                      billion plus 0.05% of such assets over $1 billion
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
MetLife Moderate Strategy Portfolio                   0.10% of first $500 million of such assets plus
                                                      0.075% of such assets over $500 million up to $1
                                                      billion plus 0.05% of such assets over $1 billion
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
MetLife Balanced Strategy Portfolio                   0.10% of first $500 million of such assets plus
                                                      0.075% of such assets over $500 million up to $1
                                                      billion plus 0.05% of such assets over $1 billion
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
MetLife Growth Strategy Portfolio                     0.10% of first $500 million of such assets plus
                                                      0.075% of such assets over $500 million up to $1
                                                      billion plus 0.05% of such assets over $1 billion
----------------------------------------------------- ----------------------------------------------------
----------------------------------------------------- ----------------------------------------------------
MetLife Aggressive Strategy Portfolio                 0.10% of first $500 million of such assets plus
                                                      0.075% of such assets over $500 million up to $1
                                                      billion plus 0.05% of such assets over $1 billion
----------------------------------------------------- ----------------------------------------------------



     The SAI provides additional information about each Committee member's compensation, other accounts managed and the member's ownership of securities in the Portfolios.


     A discussion regarding the basis for the decision to the Trust's Board of Trustees to approve the management agreement with the Manager is available in the SAI.

Expense Limitation Agreement

     In the interest of limiting expenses of each Portfolio until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of each Portfolio other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to 0.10% of daily net assets in the case of each Portfolio.

     Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the then existing percentage limits. Consequently, no reimbursement by a Portfolio will be made unless the Portfolio's total annual expense ratio is less than the respective percentages stated above.

     The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

Distribution Plan

     Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan"). Pursuant to the Plan, each Portfolio has entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of each Portfolio, is permitted to pay to various service providers up to 0.50% of the average daily net assets of the Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolio. Currently, payments are limited to 0.25% of average net assets which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.


YOUR INVESTMENT

Shareholder Information

     The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

     However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

Disclosure of Portfolio Holdings


     Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com.htm); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.


     A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

     Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

     All net realized long- or short-term capital gains of each Portfolio are distributed once a year and reinvested in the Portfolio.

Taxes

     Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

     Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

     Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

     Section  817(h)  of  the  Code  and  the  regulations   thereunder   impose
"diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Similarly, an investment in an Underlying Portfolio by a Portfolio is treated not as a single investment but as an investment in each asset owned by the Underlying Portfolio, so long as shares of the Underlying Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios and Underlying Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

     The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports and statements which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

     The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

     MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

     The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

     Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing


     The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all of part of any purchase or exchange order for any reason.


     The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


     If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares separate account and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.


         Limitations on the Trust's Ability to Detect and Deter Market Timing

     The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.


         Risks Associated With Market Timing Generally


     While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

     Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.


     A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

     Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

     Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

     Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

     Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

     Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand each Portfolio's Class B shares financial performance for its period of operation. Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



MetLife Defensive Strategy Portfolio
Class B

                                                     For the period from
                                                       November 4, 2004
                                                       (commencement of
                                                       operations) to
                                                     December 31, 2004(a)


NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.42

Net realized and unrealized losses.............             (0.29)
                                                            ------

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             0.13

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.18)

Distributions from net realized capital gains
                                                             ---

TOTAL DISTRIBUTIONS.........................................(0.18)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................             $9.95
                                                            -----

TOTAL RETURN...................................             1.34%+
                                                            ----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........
                                                            $129.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.35%++

Net investment income..........................            26.11%++

PORTFOLIO TURNOVER RATE........................              N/A


----------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the Manager:
                                                           0.71%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.






MetLife Moderate Strategy Portfolio
Class B

                                                     For the period from
                                                       November 4, 2004
                                                       (commencement of
                                                       operations) to
                                                     December 31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.36

Net realized and unrealized losses.............             (0.11)
                                                            ------

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             0.25

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.14)

Distributions from net realized capital gains
                                                             ---

TOTAL DISTRIBUTIONS.........................................(0.14)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $10.11

TOTAL RETURN...................................             2.55%+
                                                            ----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........             $500.3

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.35%++

Net investment income..........................            22.53%++

PORTFOLIO TURNOVER RATE........................              N/A


----------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the Manager:
                                                           0.45%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





MetLife Balanced Strategy Portfolio
Class B

                                                     For the period from
                                                       November 4, 2004
                                                       (commencement of
                                                       operations) to
                                                     December 31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.28

Net realized and unrealized gains..............              0.14
                                                             ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             0.42

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.11)

Distributions from net realized capital gains
                                                             ---

TOTAL DISTRIBUTIONS.........................................(0.11)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $10.31

TOTAL RETURN...................................             4.19%+
                                                            ----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........            $1,516.2

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.35%++

Net investment income..........................            17.21%++

PORTFOLIO TURNOVER RATE........................              N/A


----------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the Manager:
                                                           0.38%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





MetLife Growth Strategy Portfolio
Class B

                                                     For the period from
                                                       November 4, 2004
                                                       (commencement of
                                                       operations) to
                                                     December 31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.19

Net realized and unrealized gains..............              0.44
                                                             ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             0.63

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.07)

Distributions from net realized capital gains
                                                             ---

TOTAL DISTRIBUTIONS.........................................(0.07)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $10.56

TOTAL RETURN...................................             6.30%+
                                                            ----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........
                                                           $1,379.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.35%++

Net investment income..........................            11.59%++

PORTFOLIO TURNOVER RATE........................              N/A


----------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the Manager:
                                                           0.39%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.





MetLife Aggressive Strategy Portfolio
Class B

                                                     For the period from
                                                       November 4, 2004
                                                       (commencement of
                                                       operations) to
                                                     December 31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.08

Net realized and unrealized gains..............              0.64
                                                             ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             0.72

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                            (0.03)

Distributions from net realized capital gains
                                                             ---

TOTAL DISTRIBUTIONS.........................................(0.03)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $10.69

TOTAL RETURN...................................             7.15%+
                                                            ----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........
                                                            $304.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.35%++

Net investment income..........................            4.77%++

PORTFOLIO TURNOVER RATE........................              N/A


----------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the Manager:
                                                           0.52%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.


                  FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

     Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

     Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                                  Met Investors Series Trust
                                   22 Corporate Plaza Drive
                                Newport Beach, California 92660
                                        1-800-343-8496



Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com.

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):


o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call
                  202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.


o  By mail        Request documents, upon payment of a duplicating fee, by
                  writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.




                                       SEC FILE # 811-10183

                       STATEMENT OF ADDITIONAL INFORMATION

                           MET INVESTORS SERIES TRUST

     This Statement of Additional Information provides supplementary information pertaining to shares of twenty six investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectuses dated May 1, 2005 for, as applicable, the Class A, Class B and Class E shares of the Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Lord Abbett
Mid-Cap Value Portfolio, Lord Abbett Growth and Income Portfolio, Lord Abbett Growth Opportunities Portfolio, Lord Abbett America's Value Portfolio, PIMCO Total Return Portfolio, RCM Global Technology Portfolio (formerly PIMCO PEA Innovation Portfolio), PIMCO Inflation Protected Bond Portfolio, MFS Research International Portfolio, Van Kampen Comstock Portfolio, Janus Aggressive Growth Portfolio, Oppenheimer Capital Appreciation Portfolio, Met/AIM Small Cap Growth Portfolio, Met/AIM Mid Cap Core Equity Portfolio, Met/Putnam Capital Opportunities Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, Third Avenue Small Cap Value Portfolio, Neuberger Berman Real Estate Portfolio, Turner
Mid-Cap  Growth  Portfolio,  Goldman  Sachs  Mid-Cap  Value  Portfolio,  MetLife
Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive Strategy Portfolio which may be obtained by writing the Trust at 22 Corporate Plaza Drive, Newport Beach California 92660 or by calling (800)
848-3854.  (MetLife  Defensive  Strategy  Portfolio,  MetLife Moderate  Strategy
Portfolio, MetLife Balanced Strategy Portfolio, MetLife Growth Strategy Portfolio and MetLife Aggressive Strategy Portfolio are collectively referred to herein as the "Allocation Portfolios" and individually, an "Allocation Portfolio"). Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

     The date of this Statement of Additional Information is May 1, 2005.


     The audited financial statements for the period ended December 31, 2004, including the financial highlights, appearing in the Trust's Annual Report to Shareholders, filed electronically with the Securities and Exchange Commission on March 4, 2005 (File No. 811-10183) are incorporated by reference and made part of this document.









                                             TABLE OF CONTENTS


                                                                                                                Page


INVESTMENT OBJECTIVES AND POLICIES................................................................................4
         Brady Bonds..............................................................................................5
         Collateralized Debt Obligations..........................................................................6
         Convertible Securities...................................................................................6
         Credit Default Swaps.....................................................................................7
         Depositary Receipts......................................................................................8
         Dollar Roll Transactions.................................................................................8
         Event-Linked Bonds.......................................................................................9
         Floaters.................................................................................................9
         Foreign Currency........................................................................................10
         Foreign Securities......................................................................................13
         Forward Commitments.....................................................................................17
         High Yield/High Risk Debt...............................................................................17
         Hybrid..................................................................................................18
         Illiquid................................................................................................18
         Inflation-Indexed.......................................................................................19
         Interest Rate...........................................................................................20
         Investment Grade Corporate Debt.........................................................................21
         Loans and Other Direct Indebtedness.....................................................................21
         Money Market Securities.................................................................................22
         Mortgage-Backed Securities..............................................................................23
         Municipal Fixed Income Securities.......................................................................25
         Options and Futures Strategies..........................................................................26
         Other Investment Companies..............................................................................31
         Portfolio Turnover......................................................................................32
         Preferred Stocks........................................................................................33
         Real Estate Investment Trusts...........................................................................33
         Repurchase Agreements...................................................................................33
         Reverse Repurchase Agreements...........................................................................34
         Rights and Warrants.....................................................................................34
         Securities Loans........................................................................................35
         Short Sales.............................................................................................35
         Structured Notes........................................................................................36
         Swaps................................................................................................. .37
         U.S. Government Securities..............................................................................38
         Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds................................................38
INVESTMENT RESTRICTIONS......................................................................................... 39
          Fundamental Policies...................................................................................39
          Non-Fundamental Policies............................................................. .................40
PERFORMANCE INFORMATION..........................................................................................43
         Total Return............................................................................................43
         Yield.................................................................................. ................44
         Non-Standardized Performance........................................................................... 45

PORTFOLIO TRANSACTIONS...........................................................................................45
MANAGEMENT OF THE TRUST..........................................................................................49
         Trustees and Officers...................................................................................49
         Committees of the Board.................................................................................52
         Compensation of the Trustees............................................................................53
         Proxy Voting Procedures.................................................................................54
         Proxy Voting Records....................................................................................54
         Portfolio Holdings Disclosure Policy....................................................................54
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................55
         The Manager.............................................................................................55
         The Advisers............................................................................................65
         The Administrator.......................................................................................70
         The Distributor.........................................................................................70
         Code of Ethics..........................................................................................74
         Custodian...............................................................................................74
         Transfer Agent..........................................................................................74
         Legal Matters...........................................................................................74
         Independent Auditors....................................................................................74

REDEMPTION OF SHARES.............................................................................................74
NET ASSET VALUE..................................................................................................75
FEDERAL INCOME TAXES.............................................................................................76
ORGANIZATION AND CAPITALIZATION OF THE TRUST.....................................................................78
FINANCIAL STATEMENTS.............................................................................................81
APPENDIX A - SECURITIES RATINGS.................................................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES...............................................................B-1
APPENDIX C - PORTFOLIO MANAGER INFORMATION......................................................................C-1
===================================================================================================================


----------------------

     No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                         INVESTMENT OBJECTIVES AND POLICIES

     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus. If a Portfolio is not identified below in connection with a particular strategy or technique, its Adviser, as of the effective date of this Statement of Additional Information, does not intend to invest any of the Portfolio's assets in that strategy or technique although it has the ability to do so and may do so in the future.

     Each Allocation Portfolio operates under a "fund of funds" structure, investing substantially all of its assets in other mutual funds managed by the Manager or its affiliates (the "Underlying Portfolios"). In addition to investments in shares of the Underlying Portfolios, an Allocation Portfolio may invest for cash management purposes in U.S. government securities and in money market securities. In addition to the fees directly associated with an Allocation Portfolio, an investor in that Portfolio will also directly bear the fees of the Underlying Portfolios in which an Allocation Portfolio invests. This Statement of Additional Information contains information about Underlying Portfolios that are series of the Trust. For additional information about Underlying Portfolios that are series of Metropolitan Series Fund, Inc., please see the May 1, 2005 prospectus and statement of additional information of Metropolitan Series Fund, Inc. (SEC File No. 811-03618).

     Each Allocation  Portfolio  invests in shares of the Underlying  Portfolios and its  performance  is  directly  related  to the  ability  of the  Underlying
Portfolios to meet their respective investment objectives, as well as the Manager's allocation among the Underlying Portfolios. Accordingly, each Allocation Portfolio's investment performance will be influenced by the investment strategies of and risks associated with the Underlying Portfolios, as described below, in direct proportion to the amount of assets each Allocation Portfolio allocates to the Underlying Portfolios utilizing such strategies. However, information in "Money Market Securities", "Other Investment Companies" and "U.S. Government Securities" also applies generally to direct investments that may be made by the Allocation Portfolios.

Asset-Backed Securities (Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, T. Rowe Price
Mid-Cap Growth, Third Avenue Small Cap Value and Goldman Sachs Mid-Cap Value Portfolios).

     Asset-backed securities include interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets.

     Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or government-sponsored entities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. In addition, such securities generally will have remaining estimated lives at the time of purchase of five years or less. Due to the possibility that prepayments (on automobile loans and other collateral) will alter the cash flow on asset-backed securities, it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and shorter prepayments will lengthen it.

     The purchase of asset-backed securities raises considerations peculiar to the financing of the instruments underlying such securities. For example, most organizations that issue asset-backed securities relating to motor vehicle installment purchase obligations perfect their interests in their respective obligations only by filing a financing statement and by having the servicer of the obligations, which is usually the originator, take custody thereof. In such circumstances, if the servicer were to sell the same obligations to another party, in violation of its duty not to do so, there is a risk that such party could acquire an interest in the obligations superior to that of holders of the asset-backed securities. Also, although most such obligations grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to perfect such security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the obligations underlying the asset-backed securities, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the asset-backed securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's obligation certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the related asset-backed securities. Insofar as credit card receivables are concerned, credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing the amounts paid on such receivables. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

     In the case of privately issued asset-backed securities, the Trust takes the position that such instruments do not represent interests in any particular industry or group of industries.

Brady Bonds (Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented to date in Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (the uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Collateralized Debt Obligations (Janus Aggressive Growth, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     A Portfolio may invest in collateralized debt obligations ("CDOs"), which includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

     For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and services to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

     The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Portfolio invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Portfolio as illiquid securities, however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information and the Portfolios' Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Portfolio may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Convertible Securities (All Portfolios except Turner Mid-Cap Growth Portfolio)

     A Portfolio may invest in convertible securities of domestic and, subject to the Portfolio's investment strategy, foreign issuers. The convertible securities in which a Portfolio may invest include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

     Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

     Subsequent to purchase by a Portfolio, convertible securities may cease to be rated or a rating may be reduced below the minimum required for purchase for that Portfolio. Neither event will require the sale of such securities, although a Portfolio's investment adviser will consider such event in its determination of whether the Portfolio should continue to hold the securities.

Credit Default Swaps (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     A Portfolio may enter into credit default swap contracts for investment purposes. As the seller in a credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. As the seller, the Portfolio would be subject to investment exposure on the notional amount of the swap.

     A Portfolio may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case the Portfolio would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk - that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default.

Depositary Receipts (All Portfolios except Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     A Portfolio may purchase foreign securities in the form of American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts or other securities convertible into securities of corporations in which the Portfolio is permitted to invest pursuant to its investment objectives and policies. These securities may not necessarily be denominated in the same currency into which they may be converted. Depositary receipts are receipts typically issued by a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. The Turner Mid-Cap Growth Portfolio does not expect to invest more than 10% of its total assets in American Depositary Receipts. Because American Depositary Receipts are listed on a U.S. securities exchange, the investment advisers of the Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, RCM Global Technology, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios do not treat them as foreign securities. However, like other depositary receipts, American Depositary Receipts are subject to many of the risks of foreign securities such as changes in exchange rates and more limited information about foreign issuers.

Dollar Roll Transactions (Lord Abbett Bond Debenture, Lord Abbett America's Value, PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth, Oppenheimer Capital Appreciation, Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios)

     The Portfolios may enter into "dollar roll" transactions, which consist of the sale by the Portfolio to a bank or broker-dealer (the "counterparty") of Government National Mortgage Association certificates, other mortgage-backed securities or other fixed income securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. A Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a different repurchase price and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which a Portfolio agrees to buy a security on a future date.

     A Portfolio will not use such transactions for leveraging purposes and, accordingly, will segregate cash, U.S. government securities or other liquid assets in an amount sufficient to meet its purchase obligations under the transactions. The Portfolio will also maintain asset coverage of at least 300% for all outstanding firm commitments, dollar rolls and other borrowings.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940, as amended ("1940 Act") as borrowings of a Portfolio because they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by a Portfolio, thereby effectively charging the Portfolio interest on its borrowing. Further, although a Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

     The entry into dollar rolls involves potential risks of loss that are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before a Portfolio is able to purchase them. Similarly, the Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security that the Portfolio is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that a Portfolio's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

Event-Linked Bonds (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     Each Portfolio may invest up to 5% of its net assets in "event-linked bonds," which are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomenon. Some even-linked bonds are commonly referred to as "catastrophe bonds." If a trigger event occurs, the Portfolio may lose a portion or all of its principal invested in the bond. Event-linked bonds often provide for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. Event-linked bonds may also expose the Portfolio to certain unanticipated risks including credit risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds may also be subject to liquidity risk.

Floaters (PIMCO Inflation Protected Bond, PIMCO Total Return, Lord Abbett America's Value, Janus Aggressive Growth, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)

     A Portfolio may invest in floaters, which are fixed income securities with a floating or variable rate of interest, i.e., the rate of interest varies with changes in specified market rates or indices, such as the prime rate, or at specified intervals. Certain floaters may carry a demand feature that permits the holder to tender them back to the issuer of the underlying instrument, or to a third party, at par value prior to maturity. When the demand feature of certain floaters represents an obligation of a foreign entity, the demand feature will be subject to certain risks discussed under "Foreign Securities."

Foreign Currency Transactions (Harris Oakmark International, T. Rowe Price Mid-Cap Growth, MFS Research International, PIMCO Inflation Protected Bond, PIMCO Total Return, RCM Global Technology, Oppenheimer Capital Appreciation, Janus Aggressive Growth, Met/Putnam Research, Met/Putnam Capital Opportunities, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Lord Abbett America's Value, Third Avenue Small Cap Value, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)

     Foreign Currency Exchange Transactions. A Portfolio may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The investment adviser to a Portfolio may engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities ("transaction hedging"), and to protect the value of specific portfolio positions ("position hedging").

     A Portfolio may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date on which the Portfolio contracts to purchase or sell the security and the settlement date, or to "lock in" the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. For that purpose, a Portfolio may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in or exposed to that foreign currency.

     If conditions warrant, a Portfolio may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts as a hedge against changes in foreign currency exchange rates between the trade and settlement dates on particular transactions and not for speculation. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements.

     For transaction hedging purposes, a Portfolio may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Portfolio the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Portfolio the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Portfolio the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Portfolio the right to purchase a currency at the exercise price until the expiration of the option.

     A Portfolio may engage in "position hedging" to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated, or quoted or exposed (or an increase in the value of currency for securities which the Portfolio intends to buy, when it holds cash reserves and short-term investments). For position hedging purposes, a Portfolio may purchase or sell foreign currency futures contracts and foreign currency forward contracts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on exchanges or over-the-counter markets. In connection with position hedging, a Portfolio may also purchase or sell foreign currency on a spot basis.

     The  precise  matching  of  the  amounts  of  foreign   currency   exchange
transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     Hedging transactions involve costs and may result in losses. A Portfolio may write covered call options on foreign currencies to offset some of the costs of hedging those currencies. A Portfolio will engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of the Portfolio's investment adviser, the pricing mechanism and liquidity are satisfactory and the participants are responsible parties likely to meet their contractual obligations. A Portfolio's ability to engage in hedging and related option transactions may be limited by tax considerations.

     Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

     Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission ("CFTC"), such as the New York Mercantile Exchange. A Portfolio would enter into foreign currency futures contracts solely for hedging or other appropriate investment purposes as defined in CFTC regulations. Open positions in forwards used for non-hedging purposes will be covered if the Portfolio earmarks liquid assets or by the segregation with the Trust's custodian of liquid assets and marked to market daily.

     Forwards will be used primarily to adjust the foreign exchange exposure of each Portfolio with a view to protecting against uncertainty in the level of future foreign exchange rates, and the Portfolios might be expected to enter into such contracts under the following circumstances:

     Lock In. When the Adviser desires to lock in the U.S. dollar price on the purchase or sale of a security denominated in a foreign currency.

     Cross Hedge. If a particular currency is expected to decrease against another currency, a Portfolio may sell the currency expected to decrease and purchase a currency which is expected to increase against the currency sold in an amount approximately equal to some or all of the Portfolio's holdings denominated in the currency sold.

     Direct Hedge. If the Adviser wants to eliminate substantially all of the risk of owning a particular currency, and/or if the Adviser thinks that a Portfolio can benefit from price appreciation in a given country's bonds but does not want to hold the currency, it may employ a direct hedge back into the U.S. dollar. In either case, a Portfolio would enter into a forward contract to sell the currency in which a portfolio security is denominated and purchase U.S. dollars at an exchange rate established at the time it initiated the contract. The cost of the direct hedge transaction may offset most, if not all, of the yield advantage offered by the foreign security, but a Portfolio would hope to benefit from an increase (if any) in value of the bond.

     Proxy Hedge. The Adviser might choose to use a proxy hedge, which may be less costly than a direct hedge. In this case, a Portfolio, having purchased a security, will sell a currency whose value is believed to be closely linked to the currency in which the security is denominated. Interest rates prevailing in the country whose currency was sold would be expected to be closer to those in the U.S. and lower than those of securities denominated in the currency of the original holding. This type of hedging entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired as proxies and the relationships can be very unstable at times.

     Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in any given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Portfolio may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Positions in foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although a Portfolio intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there can be no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments of variation margin.

     Foreign Currency Options. Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market, although options on foreign currencies have recently been listed on several exchanges. Such options will be purchased or written only when a Portfolio's Adviser believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

     Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to resell that currency to the dealer.

Foreign Securities (All Portfolios)

     A Portfolio may invest in foreign equity and debt securities or U.S. securities traded in foreign markets. In addition to securities issued by foreign companies, permissible investments may also consist of obligations of foreign branches of U.S. banks and of foreign banks, including European certificates of deposit, European time deposits, Canadian time deposits, Yankee certificates of deposit, Eurodollar bonds and Yankee bonds. The Portfolio may also invest in Canadian commercial paper and Europaper. These instruments may subject the Portfolio to additional investment risks from those related to investments in obligations of U.S. issuers. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     Foreign investments involve certain risks that are not present in domestic securities. For example, foreign securities may be subject to currency risks or to foreign government taxes which reduce their attractiveness. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

     Foreign stock markets are generally not as developed or efficient as, and may be more volatile than, those in the U.S. While growing in volume, they usually have substantially less volume than U.S. markets and a Portfolio's investment securities may be less liquid and subject to more rapid and erratic price movements than securities of comparable U.S. companies. Equity securities may trade at price/earnings multiples higher than comparable U.S. securities and such levels may not be sustainable. There is generally less government supervision and regulation of foreign stock exchanges, brokers, banks and listed companies abroad than in the U.S. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences may include delays beyond periods customary in the U.S. and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement", which can result in losses to a Portfolio.

     The value of foreign investments and the investment income derived from them may also be affected unfavorably by changes in currency exchange control regulations. Although the Portfolios will invest only in securities denominated in foreign currencies that are fully exchangeable into U.S. dollars without legal restriction at the time of investment, there can be no assurance that currency controls will not be imposed subsequently. In addition, the value of foreign fixed income investments may fluctuate in response to changes in U.S. and foreign interest rates.

     Foreign brokerage commissions, custodial expenses and other fees are also generally higher than for securities traded in the U.S. Consequently, the overall expense ratios of international or global funds are usually somewhat higher than those of typical domestic stock funds.

     Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

     The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. A Portfolio may buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruction and Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

     The governmental members of these supra-national entities are "stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

     The Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios do not expect that more than 20%, 10%, 20%, 10% and 10%, respectively, of their total assets will be invested in foreign securities. The Adviser to these Portfolios does not consider securities of companies domiciled outside the U.S. but whose principal trading market is in the U.S. to be "foreign securities."

     The Third Avenue Small Cap Value Portfolio intends to limit its investments in foreign securities to companies issuing U.S. dollar-denominated American Depositary Receipts or which, in the judgment of its Adviser, otherwise provide financial information which provides the Adviser with substantively similar financial information as Securities and Exchange Commission disclosure requirements.

     The T. Rowe Price Mid-Cap Growth Portfolio expects not more than 25% of its total assets will be invested foreign securities. The Met/Putnam Capital
Opportunities and the Met/Putnam Research Portfolios do not expect that more than 20% of their total assets will be invested in foreign securities. The PIMCO Total Return and PIMCO Inflation Protected Bond Portfolios do not expect that more than 30% of their total assets will be invested in securities denominated in foreign currencies. The Oppenheimer Capital Appreciation Portfolio does not expect that more than 35% of its assets will be invested in foreign securities. The RCM Global Technology Portfolio will not invest more than 50% of its assets in foreign securities. The Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios do not expect that more than 25% of their assets will be invested in foreign securities. The Third Avenue Small Cap Value Portfolio does not expect that more than 25% of its assets will be invested in foreign equity securities and does not currently intend to invest in foreign corporate debt securities such as Eurodollar bonds and Yankee bonds. The Neuberger Berman Real Estate Portfolio will not purchase any foreign currency denominated securities if, as a result, more than 10% of its total assets would be invested in foreign currency denominated securities. The Neuberger Berman Real Estate Portfolio does not expect that more than 10% of its assets will be invested in foreign securities. The Turner Mid-Cap Growth Portfolio will only purchase securities that are traded on registered exchanges or the over-the-counter markets in the United States. The Turner Mid-Cap Growth Portfolio does not expect that more than 10% of its assets will be invested in foreign securities. The Goldman Sachs Real Estate and the Van Kampen Comstock Portfolios may each invest up to 25% of their net assets in foreign securities. The Van Kampen Comstock Portfolio does not currently intend to invest in foreign corporate debt securities such as Eurodollar bonds and Yankee bonds.

     Eurodollar bank obligations are U.S. dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee dollar bank obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee dollar obligations are subject to the same risks that pertain to domestic issues, notably credit risk. Additionally, Eurodollar (and to a limited extent, Yankee dollar) obligations are subject to certain sovereign risks in addition to the risks of foreign investments described below.

     Emerging Market Securities. Investments in emerging market country securities involve special risks. Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of such countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of a Portfolio's investments in those countries and the availability to a Portfolio of additional investments in those countries. The small size and inexperience of the securities markets in certain of such countries and the limited volume of trading in securities in those countries may make a Portfolio's investments in such countries illiquid and more volatile than investment in more developed countries, and a Portfolio may be required to establish special custodial or other arrangements before making certain investments in those countries. There may be little financial or accounting information available with respect to issuers located in certain of such countries, and it may be difficult as a result to assess the value or prospects of an investment in such issuers.

     Transaction costs in emerging markets may be higher than in the U.S. and other developed securities markets. As legal systems in emerging markets develop, foreign investors may be adversely affected by new or amended laws and regulations or may not be able to obtain swift and equitable enforcement of existing law.

     A Portfolio may make investments denominated in emerging markets currencies. Some countries in emerging markets also may have managed currencies, which are not free floating against the U.S. dollar. In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which the Portfolio's securities are quoted would reduce the Portfolio's net asset value.

     Certain emerging markets limit, or require governmental approval prior to, investments by foreign persons. Repatriation of investment income and capital from certain emerging markets is subject to certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect the operation of a Portfolio. The MFS Research International Portfolio expects that not more than 25% of its total assets will be invested in emerging market securities.

Forward Commitments, When-Issued and Delayed Delivery Securities (All Portfolios except Neuberger Berman Real Estate and Turner Mid-Cap Growth Portfolios)

     A Portfolio may purchase securities on a when-issued or delayed delivery basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made.

     A Portfolio may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Portfolio may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement.

     Upon making a commitment to purchase a security on a when-issued, delayed delivery or forward commitment basis the Portfolio will hold liquid assets in a segregated account at the Portfolio's custodian bank worth at least the equivalent of the amount due. The liquid assets will be monitored on a daily basis and adjusted as necessary to maintain the necessary value.

     Purchases made under such conditions may involve the risk that yields secured at the time of commitment may be lower than otherwise available by the time settlement takes place, causing an unrealized loss to the Portfolio. In addition, when the Portfolio engages in such purchases, it relies on the other party to consummate the sale. If the other party fails to perform its obligations, the Portfolio may miss the opportunity to obtain a security at a favorable price or yield. Although a Portfolio will generally enter into forward commitments to purchase securities with the intention of actually acquiring the security for its portfolio (or for delivery pursuant to options contracts it has entered into), the Portfolio may dispose of a security prior to settlement if its investment adviser deems it advisable to do so. The Portfolio may realize short-term gains or losses in connection with such sales.


High Yield/High Risk Debt Securities (Lord Abbett Bond Debenture, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/Putnam Capital Opportunities, Third Avenue Small Cap Value, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)


     Certain lower rated securities purchased by a Portfolio, such as those rated Ba or B by Moody's Investors Service, Inc. ("Moody's") or BB or B by Standard & Poor's Ratings Services ("Standard & Poor's") (commonly known as junk bonds), may be subject to certain risks with respect to the issuing entity's ability to make scheduled payments of principal and interest and to greater market fluctuations. While generally providing greater income than investments in higher quality securities, lower quality fixed income securities involve greater risk of loss of principal and income, including the possibility of default or bankruptcy of the issuers of such securities, and have greater price volatility, especially during periods of economic uncertainty or change. These lower quality fixed income securities tend to be affected by economic changes and short-term corporate and industry developments to a greater extent than higher quality securities, which react primarily to fluctuations in the general level of interest rates. To the extent that a Portfolio invests in such lower quality securities, the achievement of its investment objective may be more dependent on the Adviser's own credit analysis.

     Lower quality fixed income securities are affected by the market's perception of their credit quality, especially during times of adverse publicity, and the outlook for economic growth. Economic downturns or an increase in interest rates may cause a higher incidence of default by the issuers of these securities, especially issuers that are highly leveraged. The market for these lower quality fixed income securities is generally less liquid than the market for investment grade fixed income securities. It may be more difficult to sell these lower rated securities to meet redemption requests, to respond to changes in the market, or to value accurately a Portfolio's portfolio securities for purposes of determining the Portfolio's net asset value.

     In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

Hybrid Instruments (Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, T. Rowe Price Mid-Cap Growth, Lord Abbett America's Value, Third Avenue Small Cap Value, RCM Global Technology and Goldman Sachs Mid-Cap Value Portfolios)

     Although there are no percentage limitations on the amount of assets that may be invested in hybrid instruments, the investment advisers to the Portfolios do not anticipate that such investments will exceed 5% (10% with respect to T. Rowe Price Mid-Cap Growth) of each Portfolio's total assets. Hybrid instruments are a form of derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument. Often these hybrid instruments are indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity securities index. Hybrid instruments may take a variety of forms, including, but not limited to, debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time, preferred stock with dividend rates determined by reference to the value of a currency, or convertible securities with the conversion terms related to a particular commodity. Hybrid instruments may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of such an instrument could be zero. Hybrid instruments can have volatile prices and limited liquidity and their use by a Portfolio may not be successful.

Illiquid Securities (All Portfolios except Turner Mid-Cap Growth Portfolio)

     Each Portfolio may invest up to 15% of its net assets in illiquid securities and other securities which are not readily marketable, including non-negotiable time deposits, certain restricted securities not deemed by the Trust's Board of Trustees to be liquid and repurchase agreements with maturities longer than seven days. Securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, which have been determined to be liquid, will not be considered by the Portfolios' investment advisers to be illiquid or not readily marketable and, therefore, are not subject to the 15% limit. The inability of a Portfolio to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair the Portfolio's ability to raise cash for redemptions or other purposes. The liquidity of securities purchased by a Portfolio which are eligible for resale pursuant to Rule 144A will be monitored by the Portfolios' investment advisers on an ongoing basis, subject to the oversight of the Trustees. In the event that such a security is deemed to be no longer liquid, a Portfolio's holdings will be reviewed to determine what action, if any, is required to ensure that the retention of such security does not result in a Portfolio having more than 15% of its assets invested in illiquid or not readily marketable securities.

Inflation-Indexed Bonds (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the Consumer Price Index accruals as part of a semiannual coupon.

     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Portfolio purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolio may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Interest Rate Transactions (PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth, Oppenheimer Capital Appreciation and Neuberger Berman Real Estate Portfolios)

     Among the strategic transactions into which the Portfolios may enter are interest rate swaps and the purchase or sale of related caps and floors. A Portfolio expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. A Portfolio intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser, to the extent that a specific index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such cap. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps and floors are entered into for good faith hedging purposes, the Advisers to the Portfolios and the Trust believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Portfolio will not enter into any swap, cap and floor transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least "A" by Standard & Poor's or Moody's or has an equivalent rating from another nationally recognized statistical rating organization ("NRSRO") or is determined to be of equivalent credit quality by the investment adviser. For a description of the NRSROs and their ratings, see the Appendix. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

     With respect to swaps, a Portfolio will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps and floors require segregation of assets with a value equal to the Portfolio's net obligations, if any.

     For purposes of applying a Portfolio's investment policies and restrictions (as stated in the Prospectus and this Statement of Additional Information) swap agreements are generally valued by the Portfolio at market value. In the case of a credit default swap sold by a Portfolio (i.e., where the Portfolio is selling credit default protection), however, the Portfolio will generally value the swap at its notional amount. The manner in which certain securities or other instruments are valued by the Portfolio for purposes of applying investment policies and restrictions may differ from the manner in which those investments are valued by other types of investors.


Investment Grade Corporate Debt Securities (Lord Abbett Growth and Income, Lord Abbett Bond Debenture, Lord Abbett America's Value, PIMCO Inflation Protected Bond, PIMCO Total Return, RCM Global Technology, Oppenheimer Capital Appreciation, Janus Aggressive Growth, T. Rowe Price Mid-Cap Growth, MFS Research International, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Met/Putnam Capital Opportunities, Third Avenue Small Cap Value, Neuberger Berman Real Estate, Goldman Sachs Mid-Cap Value and Van Kampen Comstock Portfolios)


     Debt securities are rated by NRSROs. Securities rated BBB by Standard & Poor's or Baa by Moody's are considered investment grade securities, but are somewhat riskier than higher rated investment grade obligations because they are regarded as having only an adequate capacity to pay principal and interest, and are considered to lack outstanding investment characteristics and may be speculative. See the Appendix for a description of the various securities ratings.

Loans and Other Direct Indebtedness (PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth and Oppenheimer Capital Appreciation Portfolios)

     By purchasing a loan, a Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. A Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, a Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

Money Market Securities (All Portfolios)

     Money market securities in which the Portfolios may invest include U.S. government securities, U.S. dollar denominated instruments (such as bankers' acceptances, commercial paper, domestic or Yankee certificates of deposit and Eurodollar obligations) issued or guaranteed by bank holding companies in the U.S., their subsidiaries and their foreign branches. These bank obligations may be general obligations of the parent bank holding company or may be limited to the issuing entity by the terms of the specific obligation or by government regulation.

     Other money market securities in which a Portfolio may invest also include certain variable and floating rate instruments and participations in corporate loans to corporations in whose commercial paper or other short-term obligations a Portfolio may invest. Because the bank issuing the participations does not guarantee them in any way, they are subject to the credit risks generally associated with the underlying corporate borrower. To the extent that a Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower under the terms of the loan participation), the Portfolio may also be subject to credit risks associated with the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by a Portfolio will be regarded as illiquid.

     A Portfolio may also invest in bonds and notes with remaining maturities of thirteen months or less, variable rate notes and variable amount master demand notes. A variable amount master demand note differs from ordinary commercial paper in that it is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, it is payable on demand, the rate of interest payable on it varies with an agreed formula and it is typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

     Generally, the Portfolios will invest only in high quality money market instruments, i.e., securities which have been assigned the highest quality ratings by NRSROs such as "A-1" by Standard & Poor's or "Prime-1" by Moody's, or if not rated, determined to be of comparable quality by the Portfolio's investment adviser. The J.P. Morgan Quality Bond, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, PIMCO Total Return and Harris Oakmark International Portfolios may invest in money market instruments rated A-3 by Standard & Poor's and Prime-3 by Moody's. The Goldman Sachs Mid-Cap Value Portfolio may invest in money market instruments rated A-2 by Standard & Poor's and Prime-2 by Moody's.

Mortgage-Backed Securities (Lord Abbett Bond Debenture, Lord Abbett America's Value, PIMCO Inflation Protected Bond, PIMCO Total Return, Janus Aggressive Growth, MFS Research International, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, T. Rowe Price Mid-Cap Growth, Third Avenue Small Cap Value and Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)

     A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Certain Portfolios may invest in CMOs and stripped mortgage-backed securities that represent a participation in, or are secured by, mortgage loans. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties.

     CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities (or "tranches"), each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOs of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by a Portfolio would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of a Portfolio that invests in CMOs.

     The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

     Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their returns. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event, the Portfolios, may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, a Portfolio may not be able to realize the rate of return it expected.

     Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which a Portfolio may invest will have higher than market interest rates and, therefore, will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause a Portfolio to experience a loss equal to any unamortized premium.

     Stripped mortgage-backed securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The securities may be issued by agencies or instrumentalities of the U.S. government and private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The holder of the "principal-only" security ("PO") receives the principal payments made by the underlying mortgage-backed security while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security. The Portfolios may invest in both the IO class and the PO class. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of the principal payments (including prepayments) on the underlying assets. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

     Prepayments may also result in losses on stripped mortgage-backed securities. A rapid rate of principal prepayments may have a measurable adverse effect on a Portfolio's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, a Portfolio may fail to recoup fully its initial investments in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the Portfolios' ability to buy and sell those securities at any particular time.

     In the case of privately issued mortgage-related securities, the Trust takes the position that such instruments do not represent interests in any particular industry or group of industries.

Municipal Fixed Income Securities (PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios)

     A Portfolio may invest in municipal bonds of any state, territory or possession of the U.S., including the District of Columbia. The Portfolio may also invest in municipal bonds of any political subdivision, agency or instrumentality (e.g., counties, cities, towns, villages, districts, authorities) of the U.S. or its possessions. Municipal bonds are debt instruments issued by or for a state or local government to support its general financial needs or to pay for special projects such as airports, bridges, highways, public transit, schools, hospitals, housing and water and sewer works. Interest payments received by holders of these securities are generally tax-free. Municipal bonds may also be issued to refinance public debt.

     Municipal bonds are mainly divided between "general obligation" and "revenue" bonds. General obligation bonds are backed by the full faith and credit of governmental issuers with the power to tax. They are repaid from the issuer's general revenues. Payment, however, may be dependent upon legislative approval and may be subject to limitations on the issuer's taxing power. Enforcement of payments due under general obligation bonds varies according to the law applicable to the issuer. In contrast, revenue bonds are supported only by the revenues generated by the project or facility.

     A Portfolio may also invest in industrial development bonds. Such bonds are usually revenue bonds issued to pay for facilities with a public purpose operated by private corporations. The credit quality of industrial development bonds is usually directly related to the credit standing of the owner or user of the facilities. To qualify as a municipal bond, the interest paid on an industrial development bond must qualify as fully exempt from federal income tax. However, the interest paid on an industrial development bond may be subject to the federal alternative minimum tax.

     The yields on municipal bonds depend on such factors as market conditions, the financial condition of the issuer and the issue's size, maturity date and rating. Municipal bonds are rated by Standard & Poor's, Moody's and Fitch IBCA, Inc. Such ratings, however, are opinions, not absolute standards of quality. Municipal bonds with the same maturity, interest rates and rating may have different yields, while municipal bonds with the same maturity and interest rate, but different ratings, may have the same yield. Once purchased by the Portfolio, a municipal bond may cease to be rated or receive a new rating below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to sell the bond, but the Portfolio's investment adviser would consider such events in determining whether the Portfolio should continue to hold it.

     The ability of the Portfolio to achieve its investment objective depends upon the continuing ability of the issuers of municipal bonds to pay interest and principal when due. Municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Such laws extend the time for payment of principal and/or interest, and may otherwise restrict the Portfolio's ability to enforce its rights in the event of default. Since there is generally less information available on the financial condition of municipal bond issuers compared to other domestic issuers of securities, the Portfolio's investment adviser may lack sufficient knowledge of an issue's weaknesses. Other influences, such as litigation, may also materially affect the ability of an issuer to pay principal and interest when due. In addition, the market for municipal bonds is often thin and can be temporarily affected by large purchases and sales, including those by the Portfolio.

     From time to time, Congress has considered restricting or eliminating the federal income tax exemption for interest on municipal bonds. Such actions could materially affect the availability of municipal bonds and the value of those already owned by the Portfolio. If such legislation were passed, the Trust's Board of Trustees may recommend changes in the Portfolio's investment objectives and policies.

Options and Futures Strategies (All Portfolios except Third Avenue Small Cap Value and Turner Mid-Cap Growth Portfolios)

     A Portfolio may seek to increase the current return on its investments by writing covered call or covered put options. In addition, a Portfolio may at times seek to hedge against either a decline in the value of its portfolio securities or an increase in the price of securities which its Adviser plans to purchase through the writing and purchase of options including options on stock indices and the purchase and sale of futures contracts and related options. The Advisers to the Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth Opportunities and Harris Oakmark International Portfolios do not presently intend to utilize options or futures contracts and related options but may do so in the future. The Adviser to the PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios does not presently intend to engage in options and futures transactions on stock indices, but may do so in the future. Expenses and losses incurred as a result of such hedging strategies will reduce a Portfolio's current return.

     The ability of a Portfolio to engage in the options and futures strategies described below will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to stock indices and U.S. government securities are relatively new and still developing. It is impossible to predict the amount of trading interest that may exist in various types of options or futures. Therefore no assurance can be given that a Portfolio will be able to utilize these instruments effectively for the purposes stated below.

     Writing Covered Options on Securities. A Portfolio may write covered call options and covered put options on optionable securities of the types in which it is permitted to invest from time to time as its investment adviser determines is appropriate in seeking to attain the Portfolio's investment objective. Call options written by a Portfolio give the holder the right to buy the underlying security from the Portfolio at a stated exercise price; put options give the holder the right to sell the underlying security to the Portfolio at a stated price.

     A Portfolio may only write call options on a covered basis or for cross-hedging purposes and will only write covered put options. A put option would be considered "covered" if the Portfolio owns an option to sell the underlying security subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. A call option is covered if the Portfolio owns or has the right to acquire the underlying securities subject to the call option (or comparable securities satisfying the cover requirements of securities exchanges) at all times during the option period. A call option is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against another security which the Portfolio owns or has the right to acquire. In the case of a call written for cross-hedging purposes or a put option, the Portfolio will maintain in a segregated account at the Trust's custodian bank or earmark liquid assets with a value equal to or greater than the Portfolio's obligation under the option. A written call option is also covered if the Portfolio maintains in a segregated bank account at the Trust's custodian bank or earmarks liquid assets with the value equal to or greater than the Portfolio's obligation under the option. A Portfolio may also write combinations of covered puts and covered calls on the same underlying security.

     A Portfolio will receive a premium from writing an option, which increases the Portfolio's return in the event the option expires unexercised or is terminated at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option, the term of the option, and the volatility of the market price of the underlying security. By writing a call option, a Portfolio will limit its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option, a Portfolio will assume the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market price, resulting in a potential capital loss if the purchase price exceeds the market price plus the amount of the premium received.

     A Portfolio may terminate an option which it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written. The Portfolio will realize a profit (or loss) from such transaction if the cost of such transaction is less (or more) than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option may be offset in whole or in part by unrealized appreciation of the underlying security owned by the Portfolio.

     Purchasing Put and Call Options on Securities. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. This protection is provided during the life of the put option since the Portfolio, as holder of the put, is able to sell the underlying security at the exercise price regardless of any decline in the underlying security's market price. For the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, any profit which the Portfolio might otherwise have realized on the underlying security will be reduced by the premium paid for the put option and by transaction costs.

     A Portfolio may also purchase a call option to hedge against an increase in price of a security that it intends to purchase. This protection is provided during the life of the call option since the Portfolio, as holder of the call, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. For the purchase of a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. By using call options in this manner, any profit which the Portfolio might have realized had it bought the underlying security at the time it purchased the call option will be reduced by the premium paid for the call option and by transaction costs.


     Except for the RCM Global Technology, PIMCO Inflation Protected Bond, PIMCO Total Return, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios, no Portfolio intends to purchase put or call options if, as a result of any such transaction, the aggregate cost of options held by the Portfolio at the time of such transaction would exceed 5% of its total assets. There are no specific limitations on the RCM Global Technology Portfolio's, PIMCO Inflation Protected Bond Portfolio's, the PIMCO Total Return Portfolio's, the Neuberger Berman Real Estate Portfolio's or the Goldman Sachs Mid-Cap Value Portfolio's purchases of options on securities.


     Purchase and Sale of Options and Futures on Stock Indices. A Portfolio may purchase and sell options on stock indices and stock index futures contracts either as a hedge against movements in the equity markets or for other investment purposes.

     Options on stock indices are similar to options on specific securities except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock indices are in cash and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks. Currently options traded include the Standard & Poor's 500 Composite Stock Price Index, the NYSE Composite Index, the AMEX Market Value Index, the NASDAQ 100 Index, the Nikkei 225 Stock Average Index, the Financial Times Stock Exchange 100 Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Pharmaceutical Index.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     If a Portfolio's Adviser expects general stock market prices to rise, it might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy for the Portfolio. If in fact the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Portfolio's index option or futures contract resulting from the increase in the index. If, on the other hand, the Portfolio's Adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does in fact decline, the value of some or all of the equity securities held by the Portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Portfolio's position in such put option or futures contract.

     Purchase and Sale of Interest Rate Futures. A Portfolio may purchase and sell interest rate futures contracts on fixed income securities or indices of such securities, including municipal indices and any other indices of fixed income securities that may become available for trading either for the purpose of hedging its portfolio securities against the adverse effects of anticipated movements in interest rates or for other investment purposes.

     A Portfolio may sell interest rate futures contracts in anticipation of an increase in the general level of interest rates. Generally, as interest rates rise, the market value of the securities held by a Portfolio will fall, thus reducing the net asset value of the Portfolio. This interest rate risk can be reduced without employing futures as a hedge by selling such securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. However, this strategy entails increased transaction costs in the form of dealer spreads and brokerage commissions and would typically reduce the Portfolio's average yield as a result of the shortening of maturities.

     The sale of interest rate futures contracts provides a means of hedging against rising interest rates. As rates increase, the value of a Portfolio's short position in the futures contracts will also tend to increase thus offsetting all or a portion of the depreciation in the market value of the Portfolio's investments that are being hedged. While the Portfolio will incur commission expenses in selling and closing out futures positions (which is done by taking an opposite position in the futures contract), commissions on futures transactions are lower than transaction costs incurred in the purchase and sale of portfolio securities.

     A Portfolio may purchase interest rate futures contracts in anticipation of a decline in interest rates when it is not fully invested. As such purchases are made, it is expected that an equivalent amount of futures contracts will be closed out.

     A Portfolio will enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and the underlying financial instrument. Futures exchanges and trading in the U.S. are regulated under the Commodity Exchange Act by the CFTC. Futures are traded in London at the London International Financial Futures Exchange, in Paris at the MATIF, and in Tokyo at the Tokyo Stock Exchange.

     Options on Futures Contracts. A Portfolio may purchase and write call and put options on stock index and interest rate futures contracts. A Portfolio may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and writing options directly on the underlying securities or stock indices or purchasing or selling the underlying futures. For example, a Portfolio may purchase put options or write call options on stock index futures or interest rate futures, rather than selling futures contracts, in anticipation of a decline in general stock market prices or rise in interest rates, respectively, or purchase call options or write put options on stock index or interest rate futures, rather than purchasing such futures, to hedge against possible increases in the price of equity securities or debt securities, respectively, which the Portfolio intends to purchase.

     In connection with transactions in stock index options, stock index futures, interest rate futures and related options on such futures, a Portfolio will be required to deposit as "initial margin" an amount of cash and short-term U.S. government securities. The current initial margin requirements per contract ranges from approximately 2% to 10% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the futures contract. Brokers may establish deposit requirements higher than exchange minimums.

     Limitations. A Portfolio will not purchase or sell futures contracts or options on futures contracts or stock indices for non-hedging purposes if, as a result, the sum of the initial margin deposits on its existing futures contracts and related options positions and premiums paid for options on futures contracts or stock indices would exceed 5% of the net assets of the Portfolio; provided, however, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation. If this limitation is exceeded at any time, the Portfolio will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

     Risks of Options and Futures Strategies. The effective use of options and futures strategies depends, among other things, on a Portfolio's ability to terminate options and futures positions at times when its investment adviser deems it desirable to do so. Although a Portfolio will not enter into an option or futures position unless its Adviser believes that a liquid market exists for such option or future, there can be no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price. The Advisers generally expect that options and futures transactions for the Portfolios will be conducted on recognized exchanges. However, a Portfolio may also purchase and sell options in the over-the-counter market. The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid. A Portfolio's ability to terminate option positions established in the over-the-counter market may be more limited than in the case of exchange traded options and may also involve the risk that securities dealers participating in such transactions would fail to meet their obligations to the Portfolio.

     The use of options and futures involves the risk of imperfect correlation between movements in options and futures prices and movements in the price of the securities that are the subject of the hedge. The successful use of these strategies also depends on the ability of a Portfolio's Adviser to forecast correctly interest rate movements and general stock market price movements. This risk increases as the composition of the securities held by the Portfolio diverges from the composition of the relevant option or futures contract.

Other  Investment   Companies  (All  Portfolios  except  Turner  Mid-Cap  Growth
Portfolios)

     Except as provided below, in connection with its investments in accordance with the various investment disciplines, a Portfolio may invest up to 10% of its total assets in shares of other investment companies (including exchange-traded funds such as Standard & Poor's Depository Receipts ("SPDRs") and iSharesSM as defined below) but may neither invest more than 5% of its total assets in any one investment company nor acquire more than 3% of the voting securities of such other investment company. A Portfolio will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests in addition to the management fees (and other expenses) paid by the Portfolio. Because of restrictions on direct investment by U.S. entities in certain countries, other investment companies may provide the most practical or only way for a Portfolio to invest in certain markets. Such investments may involve the payment of substantial premiums above the net asset value of those investment companies' portfolio securities. A Portfolio also may incur tax liability to the extent it invests in the stock of a foreign issuer that is a "passive foreign investment company" regardless of whether such "passive foreign investment company" makes distributions to the Portfolio. Each Portfolio does not intend to invest in other investment companies unless, in the Adviser's judgment, the potential benefits exceed associated costs.

     Exchange-traded funds are shares of unaffiliated investment companies issuing shares which are traded like traditional equity securities on a national stock exchange or the National Association of Securities Dealers Automated Quotations System ("NASDAQ") National Market System. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT was established to accumulate and hold a portfolio of common stocks that is intended to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"). The UIT is sponsored by a subsidiary of the AMEX. SPDRs may be used for several reasons, including, but not limited to, facilitating the handling of cash flows or trading or reducing transaction costs. The price movement of SPDRs may not perfectly parallel the price activity of the S&P 500. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (i) a portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P 500, (ii) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, a net of expenses and liabilities, and (iii) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of Portfolio Deposit.

     SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, an investor must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, an investor will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolios could result in losses on SPDRs.

     A Portfolio may, subject to the limitations stated above, invest in iSharesSM and similar securities that invest in securities included in specified indices, including the MSCI indices for various countries and regions. iSharesSM are listed on the AMEX and were initially offered to the public in 1996. The market prices of iSharesSM are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and supply and demand of iSharesSM on the AMEX. However, iSharesSM have a limited operating history and information is lacking regarding the actual performance and trading liquidity of iSharesSM for extended periods or over complete market cycles. In addition, there is no assurance that the requirements of the AMEX necessary to maintain the listing of iSharesSM will continue to be met or will remain unchanged. In the event substantial market or other disruptions affecting iSharesSM should occur in the future, the liquidity and value of a Portfolio's shares could also be substantially and adversely affected. If such disruptions were to occur, a Portfolio could be required to reconsider the use of iSharesSM as part of its investment strategy.

     The T. Rowe Price Mid-Cap Growth  Portfolio may invest in the shares of the
T. Rowe Price Reserve Investment Fund and the Goldman Sachs Mid-Cap Value Portfolio may invest in money market funds for which the Adviser or any of its affiliates serves as investment adviser, administrator or distributor.

     Each Allocation Portfolio invests substantially all of its assets in the securities of other investment companies.

Portfolio Turnover


     While it is impossible to predict portfolio turnover rates, the Advisers to the Portfolios, other than the Janus Aggressive Growth, MFS Research International, Met/Putnam Research, Met/Putnam Capital Opportunities, PIMCO Inflation Protected Bond, PIMCO Total Return, RCM Global Technology, Lord Abbett Growth Opportunities and Turner Mid-Cap Growth Portfolios, anticipate that portfolio turnover will generally not exceed 100% per year. The Adviser to the Lord Abbett Growth Opportunities anticipates that portfolio turnover may exceed 200% per year, exclusive of dollar roll transactions. The Advisers to the RCM Global Technology and Turner Mid-Cap Growth Portfolios anticipates that portfolio turnover generally will not exceed 300% per year. The Adviser to the MFS Research International Portfolio anticipates that portfolio turnover generally will not exceed 150% per year. The Advisers to the Janus Aggressive Growth, Met/Putnam Capital Opportunities, Met/Putnam Research, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios anticipate that portfolio turnover generally will exceed 100% per year. Higher portfolio turnover rates usually generate additional brokerage commissions and expenses.


Preferred Stocks (All Portfolios except Turner Mid-Cap Growth Portfolio)

     A Portfolio may purchase preferred stock. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid.

     If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, which can be a negative feature when interest rates decline. Preferred stock also generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. Preferred stock may be "participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

Real  Estate   Investment   Trusts  (All   Portfolios   except  Harris   Oakmark
International and Van Kampen Comstock Portfolios)

     A Portfolio may invest up to 5% of its net assets in investments related to real estate, including real estate investment trusts ("REITs") except that Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth and Oppenheimer Capital Appreciation Portfolios may each invest up to 15% of its assets in REITs and Met/Putnam Capital Opportunities, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios may invest without limit in REITs. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

Repurchase Agreements (All Portfolios)

     Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in illiquid securities, including repurchase agreements having maturities of greater than seven days. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by its investment adviser to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

Reverse Repurchase Agreements (All Portfolios except T. Rowe Price Mid-Cap Growth, Harris Oakmark International, Met/Putnam Capital Opportunities, MFS Research International, Turner Mid-Cap Growth, Goldman Sachs Mid-Cap Value and Van Kampen Comstock Portfolios)

     A Portfolio may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. Leverage may cause any gains or losses of the Portfolio to be magnified. The Portfolio may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Portfolio enters into a reverse repurchase agreement, it will earmark, or establish and maintain a segregated account with an approved custodian containing, cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect the Portfolio's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.

     The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Portfolio's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Portfolio has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Portfolio's obligation to repurchase the securities, and a Portfolio's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

Rights and Warrants (All Portfolios except Lord Abbett Bond Debenture Portfolio)

     A Portfolio may purchase rights and warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.


Securities Loans (All Portfolios)


     All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain all or a portion of the interest received on investment of cash collateral or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially.

     Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities marked-to-market on a daily basis. The collateral received will consist of cash, U.S. government securities, letters of credit or such other collateral as may be permitted under a Portfolio's securities lending program. While the securities are being loaned, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period for purchases and sales of such securities in such foreign markets. A Portfolio will generally not have the right to vote securities while they are being loaned, but its Manager or Adviser will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by a Portfolio's Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

Short Sales (T. Rowe Price Mid-Cap Growth, MFS Research International, Lord Abbett America's Value, Janus Aggressive Growth, PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, RCM Global Technology and Met/Putnam Capital Opportunities Portfolios)

     A Portfolio may enter into a "short sale" of securities in circumstances in which, at the time the short position is open, the Portfolio owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one "against the box," may be entered into by each Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately.

     The PIMCO Total Return, PIMCO Inflation Protected Bond and RCM Global Technology Portfolios may each also make short sales of a security it does not own, in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will segregate with its custodian, or earmark, cash or other liquid assets at such a level that (i) the amount segregated, or earmark, plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Portfolio may be required to pay in connection with a short sale. No more than one third of the Portfolio's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and
(ii) segregated in connection with short sales.

Structured Notes (Lord Abbett Bond Debenture, PIMCO Total Return, PIMCO Inflation Protected Bond, T. Rowe Price Mid-Cap Growth and Goldman Sachs Mid-Cap Value Portfolios)

     Structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated solely for the purpose of restructuring the investment characteristics of debt obligations. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified securities backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured notes to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payment made with respect to structured notes is dependent on the extent of the cash flow on the underlying instruments. Certain issuers of structured notes may be deemed to be "investment companies" as defined in the 1940 Act. As a result, a Portfolio's investment in these structured notes may be limited by restrictions contained in the 1940 Act. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.


Swaps (Lord Abbett America's Value, Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, PIMCO Inflation Protected Bond, PIMCO Total Return, RCM Global Technology Portfolio)


     A Swap contracts are derivatives in the form of a contract or other similar instrument, which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. The term "specified index" includes, but is not limited to, currencies, fixed interest rates, prices and total return on interest rate indices, fixed income indices, stock indices and commodity indices (as well as amounts derived from arithmetic operations on these indices). For example, a Portfolio may agree to swap the return generated by a fixed income index for the return generated by a second fixed income index. The currency swaps in which a Portfolio may enter will generally involve an agreement to pay interest streams in one currency based on a specified index in exchange for receiving interest streams denominated in another currency. Such swaps may involve initial and final exchanges that correspond to the agreed upon notional amount.

     A Portfolio will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. A Portfolio's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued by unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust's custodian, of cash or other liquid assets, to avoid any potential leveraging of a Portfolio. To the extent that the net amounts owed to a swap counterparty are covered with such liquid assets, the Advisers believe such obligations do not constitute "senior securities" under the 1940 Act and accordingly, the Adviser will not treat them as being subject to a Portfolio's borrowing restrictions. A Portfolio may enter into OTC swap transactions with counterparties that are approved by the Advisers in accordance with guidelines established by the Board of Trustees. These guidelines provide for a minimum credit rating for each counterparty and various credit enhancement techniques (for example, collateralization of amounts due from counterparties) to limit exposure to counterparties that have lower credit ratings.

     The swaps in which a Portfolio may engage may include instruments under which one party pays a single or periodic fixed amount(s) (or premium), and the other party pays periodic amounts based on the movement of a specified index. Swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Portfolio is contractually obligated to make. If the other party to a swap defaults, the Portfolio's risk of loss consists of the net amount of payments that the Portfolio contractually is entitled to receive. Currency swaps usually involve the delivery of the entire principal value of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. If there is a default by the counterparty, a Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

     The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If an Adviser is incorrect in its forecasts of market values, interest rates, and currency exchange rates, the investment performance of the Portfolio would be less favorable than it would have been if this investment technique were not used.

U.S. Government Securities (All Portfolios)

     Securities issued or guaranteed as to principal and interest by the U.S. government or its agencies and government-sponsored entities include U.S. Treasury obligations, consisting of bills, notes and bonds, which principally differ in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by agencies and government-sponsored entities which are supported by (i) the full faith and credit of the U.S. Treasury (such as securities of the Government National Mortgage Association), (ii) the limited authority of the issuer to borrow from the U.S. Treasury (such as securities of the Student Loan Marketing Association) or (iii) the authority of the U.S. government to purchase certain obligations of the issuer (such as securities of the Federal National Mortgage Association). No assurance can be given that the U.S. government will provide financial support to U.S. government agencies or government-sponsored entities as described in clauses (ii) or (iii) above in the future, other than as set forth above, since it is not obligated to do so by law.

Zero Coupon Bonds, Deferred Interest Bonds and PIK Bonds (Lord Abbett Bond Debenture, PIMCO Inflation Protected Bond, Lord Abbett America's Value, PIMCO Total Return, Money Market, Oppenheimer Capital Appreciation, Janus Aggressive Growth, Third Avenue Small Cap Value, Neuberger Berman Real Estate and Goldman Sachs Mid-Cap Value Portfolios)

     Zero coupon and deferred interest bonds are debt obligations which are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. Payment-in-kind ("PIK") bonds are debt obligations which provide that the issuer thereof may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. Such investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. A Portfolio will accrue income on such investments for tax and accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

                                INVESTMENT RESTRICTIONS

Fundamental Policies

     The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

     1.   Borrowing

     Each Portfolio may not borrow money, except to the extent permitted by applicable law.

     2.   Diversification

     Except as noted, each Portfolio may not purchase a security if, as a result, with respect to 75% (50% with respect to T. Rowe Price Mid-Cap Growth Portfolio and Janus Aggressive Growth Portfolio) of the value of its total assets (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of a single issuer, except securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, or (ii) more than 10% of the outstanding voting securities of any issuer would be held by the Portfolio, other than securities issued by the U.S. government, its agencies and instrumentalities. (The Harris Oakmark International, PIMCO Inflation Protected Bond, Third Avenue Small Cap Value, Neuberger Berman Real Estate, MetLife Defensive Strategy, MetLife Moderate Strategy, MetLife Balanced Strategy, MetLife Growth Strategy and MetLife Aggressive Strategy Portfolios, as non-diversified funds, are not subject to any fundamental policy which limits their investments in a single issuer.)

     3.   Concentration

     Each Portfolio other than Neuberger Berman Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities, and repurchase agreements secured by such obligations. The Neuberger Berman Real Estate Portfolio may not invest more than 25% of the value of its total assets in any one industry, provided that the Portfolio will invest greater than 25% of its total assets in the real estate industry, and, further provided, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies and instrumentalities and repurchase agreements secured by such obligations.

     4.   Underwriting

     Each Portfolio may not underwrite securities issued by other persons, except to the extent that in connection with the disposition of its portfolio investments it may be deemed to be an underwriter under federal securities laws.

     5.   Real Estate

     Each Portfolio other than Neuberger Berman Real Estate Portfolio may not purchase or sell real estate, although a Portfolio may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate and securities representing interests in real estate; provided, however, that the Portfolio may hold and sell real estate acquired as a result of the ownership of securities. The Neuberger Berman Real Estate Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, except that the Portfolio may (i) invest in securities of issuers that mortgage, invest or deal in real estate or interests there, (ii) invest in securities that are secured by real estate or interests therein, (iii) purchase and sell mortgage-related securities, (iv) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities, and (v) invest in real estate investment trusts of any kind.

     6.   Commodities

     Each Portfolio may not purchase or sell physical commodities, except that it may (i) enter into futures contracts and options thereon in accordance with applicable law and (ii) purchase or sell physical commodities if acquired as a result of ownership of securities or other instruments. No Portfolio will consider stock index futures contracts, currency contracts, hybrid investments, swaps or other similar instruments to be commodities.

     7.   Loans

     Each Portfolio may not make loans, except through the purchase of debt obligations and the entry into repurchase agreements or through lending of its portfolio securities. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Trust's Board of Trustees.

     8.   Senior Securities

     Each  Portfolio  may not issue any senior  security (as defined in the 1940
Act) except in compliance with applicable law.

     Non-Fundamental Policies

     The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.

         Each Portfolio may not:

          (1)  Purchase  securities on margin,  except that each  Portfolio may:
               (a) make use of any short-term credit necessary for clearance of purchases and sales of portfolio securities and (b) make initial or variation margin deposits in connection with futures contracts, options, currencies, or other permissible investments;

          (2) Mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Portfolio as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments; and then such mortgaging, pledging or hypothecating may not exceed 33 1/3 % of the respective total assets of each Portfolio. The deposit of underlying securities and other assets in escrow and collateral arrangements with respect to margin accounts for futures contracts, options, currencies or other permissible investments are not deemed to be mortgages, pledges, or hypothecations for these purposes;

          (3) Purchase participations or other direct interests in or enter into leases with respect to oil, gas, or other mineral explorations or development programs, except that the Portfolio may invest in securities issued by companies that engage in oil, gas or other mineral exploration or development activities or hold mineral leases acquired as a result of its ownership of securities;

          (4) Invest in companies for the purpose of exercising management or control.

     In addition, as a matter of operating policy, the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and Van Kampen Comstock Portfolios will not invest in warrants (other than warrants acquired by the Portfolio as part of a unit or attached to securities at the time of purchase) if, as a result the investments (valued at the lower of cost or market) would exceed 5% of the value of the Portfolio's net assets or if, as a result, more than 2% of the Portfolio's net assets would be invested in warrants not listed on a recognized U.S. or foreign stock exchange.

     The PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios will not invest more than 5% of each Portfolio's net assets in warrants, including those acquired in units or attached to other securities. For purposes of the policy, warrants will be valued at the lower of cost or market, except that warrants acquired by the Portfolio in units with or attached to securities may be deemed to be without value.

     The PIMCO Inflation Protected Bond, PIMCO Total Return and RCM Global Technology Portfolios will not invest more than 5% of each Portfolio's net assets (taken at market value at the time of investment ) in any combination of interest only, principal only, or inverse floating rate securities.

     With respect to borrowing, each Portfolio may borrow from banks and enter into reverse repurchase agreements in an amount up to 33 1/3% of its total assets, taken at market value. A Portfolio may borrow only as a temporary measure for extraordinary or emergency purposes such as the redemption of Portfolio shares. A Portfolio may purchase additional securities so long as borrowings do not exceed 5% of its total assets.

     With respect to loans of portfolio securities, as a matter of operating policy, each Portfolio will limit the aggregate of such loans to 33 1/3% of the value of the Portfolio's total assets.

     With respect to real estate investments, as a matter of operating policy, the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities, Met/Putnam Research and Van Kampen Comstock Portfolios will not invest in real estate limited partnership interests other than partnerships organized as REITS.

     With respect to when-issued and delayed delivery securities, it is the policy of all Portfolios permitted to invest in such securities, to not enter into when-issued commitments exceeding in the aggregate 15% (except for the PIMCO Inflation Protected Bond, PIMCO Total Return, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International, T. Rowe Price Mid-Cap Growth, Turner Mid-Cap Growth, Goldman Sachs Mid-Cap Value and Van Kampen Comstock Portfolios) of the market value of the Portfolio's total assets, less liabilities other than the obligations created by when-issued commitments. The Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios may each invest up to an aggregate of 25% of their total assets in when-issued commitments. There is no current policy limiting the percentage of assets of the PIMCO Inflation Protected Bond, PIMCO Total Return, Harris Oakmark
International, T. Rowe Price Mid-Cap Growth, Turner Mid-Cap Growth, Goldman Sachs Mid-Cap Value and Van Kampen Comstock Portfolios which may be invested in when-issued commitments.

     With respect to foreign currency transactions, a Portfolio may enter into transactions only with counterparties deemed creditworthy by the Portfolio's investment adviser. A Portfolio, other than PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios, will not enter into a transaction to hedge currency exposure to an extent greater, after settling all transactions intended to wholly or partially offset other transactions, than the aggregate market values (at the time of entering into the transaction) of the securities held in its portfolio that are denominated, exposed to or generally quoted in or currently convertible into such currency other than with respect or cross hedging or proxy hedging. PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios may also enter into foreign currency transactions, including the direct purchase of foreign currencies, for non-hedging purposes.

     With respect to swaps, a Portfolio (except for the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios) will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit enhancements, is rated at least A by Standard & Poor's or Moody's or has an equivalent equity rating from an NRSRO or is determined to be of equivalent credit quality of the Portfolio's Adviser.

     80% Investment Policy (Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, T. Rowe Price Mid-Cap Growth, PIMCO Inflation Protected Bond, Third Avenue Small Cap Value, Neuberger Berman Real Estate, Turner Mid-Cap Growth, Goldman Sachs Mid-Cap Value, RCM Global Technology and Van Kampen Comstock Portfolios)

     Under normal circumstances, each of the Portfolios listed above will invest at least 80% of its respective assets (defined as net assets plus the amount of any borrowing for investment purposes) in certain securities as indicated in the current Prospectus. (See the Prospectus for a detailed discussion of these Portfolios' investments.) Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable Securities and Exchange Commission rule then in effect.

     Unless otherwise indicated, all limitations applicable to a Portfolio's investments apply only at the time a transaction is entered into. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, deemed to be of comparable quality), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio's investment portfolio, resulting from market fluctuations or other changes in a Portfolio's total assets will not require a Portfolio to dispose of an investment until the Adviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that ratings services assign different ratings to the same security, the Adviser will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                            PERFORMANCE INFORMATION

         Total return and yield will be computed as described below.

Total Return

     Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                               P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

     The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

     The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.



Yield

     From time to time, the Trust may quote the Lord Abbett Bond Debenture Portfolio's, the PIMCO Inflation Protected Bond Portfolio's, the PIMCO Total Return Portfolio's and the Neuberger Berman Real Estate Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

     The 30-day yield for the Trust's fixed income Portfolios and the Neuberger Berman Real Estate Portfolio will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                        YIELD = 2[a-b+1)6-1]
                                  ---
                                  cd

Where:            a =      dividends and interest earned during the period

                  b =      expenses accrued for the period (net of
                           reimbursement)

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends

                  d = the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Yield information is useful in reviewing a Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in a Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the Portfolios'
investment portfolios, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Portfolio from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Portfolio's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

     In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                                  PORTFOLIO TRANSACTIONS

     The Allocation Portfolios invest primarily in the Underlying Portfolios and do not incur commissions or sales charges in connection with investments in the Underlying Portfolios, but they may incur such costs if they invest directly in other types of securities, and they bear such costs indirectly through their investment in the Underlying Portfolios. Accordingly, the following description is relevant for the Allocation Portfolios and the Underlying Portfolios.

     Subject to the supervision and control of the Manager and the Trustees of the Trust, each Portfolio's Manager or Adviser, as applicable, is responsible for decisions to buy and sell securities for its account and for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. Brokerage commissions are paid on transactions in equity securities traded on a securities exchange and on options, futures contracts and options thereon. Fixed income securities and certain equity securities in which the Portfolios invest are traded in the over-the-counter market. These securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although prices of such securities usually include a profit to the dealer. In over-the-counter transactions, orders are placed directly with a principal market maker unless a better price and execution can be obtained by using a broker. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter generally referred to as the underwriter's concession or discount. Certain money market securities may be purchased directly from an issuer, in which case no commissions or discounts are paid. U.S. government securities are generally purchased from underwriters or dealers, although certain newly-issued U.S. government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality. The Manager or Adviser of each Portfolio, as applicable, is responsible for effecting its portfolio transactions and will do so in a manner deemed fair and reasonable to the Portfolio and not according to any formula. It is not anticipated that the Manager of the Allocation Portfolios will purchase any significant amount of securities other than shares of the Underlying Portfolios. The primary consideration in all portfolio transactions will be prompt execution of orders in an efficient manner at a favorable price. In selecting broker-dealers and negotiating commissions, the Manager or Adviser considers the firm's reliability, the quality of its execution services on a continuing basis, confidentiality, including trade anonymity, and its financial condition. When more than one firm is believed to meet these criteria, preference may be given to brokers that provide the Portfolios, their Manager or Advisers, as applicable, with brokerage and research services within the meaning of Section 28(e) of the Securities Exchange Act of 1934. In doing so, a Portfolio may pay higher commission rates than the lowest available when its Manager or Adviser, as applicable, believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction. Generally, each Portfolio's Manager or Adviser, as applicable, is of the opinion that, because this material must be analyzed and reviewed, its receipt and use does not tend to reduce expenses but may benefit the Portfolio or other accounts managed by the Manager or Adviser by supplementing the Manager's or Adviser's research.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, a Portfolio's Adviser receives and, with respect to the Allocation Portfolios, the Manager may receive research services from many broker-dealers with which the Manager or Adviser places the Portfolio's transactions. The Adviser may also receive research or research credits from brokers which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Portfolio. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities.

     As noted above the Adviser may purchase new issues of securities for the Portfolio in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the Adviser with research in addition to selling the securities (at the fixed public offering price) to the Portfolio or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Portfolio, other investment advisory clients, and the Adviser without incurring additional costs. These arrangements may not fall within the safe harbor of Section 28(e) because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However NASD Regulation, Inc. has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.

     The Board of Trustees has approved a Statement of Directed Brokerage Policies and Procedures for the Trust pursuant to which the Trust may direct the Manager to cause Advisers to effect securities transactions through broker-dealers in a manner that would help to generate resources to pay the cost of certain expenses which the Trust is required to pay or for which the Trust is required to arrange payment pursuant to the management agreement ("Directed Brokerage"). The Trustees will review the levels of Directed Brokerage for each Portfolio on a quarterly basis.

     Under the Directed Brokerage policy, any payments or benefits accrued by or credited to a particular Portfolio are applied against the Portfolio's gross expenses. Accordingly, in the event that the Manager waives or limits its fees or assumes other expenses of a Portfolio in accordance with the Expense Limitation Agreement described herein (collectively, "expense reimbursements"), payments or benefits accrued by or credited to the Portfolio under the Directed Brokerage policy may reduce the expense reimbursements owed by the Manager to the Portfolio.

     An Adviser may effect portfolio transactions for other investment companies and advisory accounts. Research services furnished by broker-dealers through which a Portfolio effects its securities transactions may be used by the Portfolio's Adviser in servicing all of its accounts; not all such services may be used in connection with the Portfolio. In the opinion of each Adviser, it is not possible to measure separately the benefits from research services to each of its accounts, including a Portfolio. Whenever concurrent decisions are made to purchase or sell securities by a Portfolio and another account, the Portfolio's Adviser will attempt to allocate equitably portfolio transactions among the Portfolio and other accounts. In making such allocations between the Portfolio and other accounts, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Portfolio and the other accounts. In some cases this procedure could have an adverse effect on a Portfolio. In the opinion of each Adviser, however, the results of such procedures will, on the whole, be in the best interest of each of the accounts.

     The Advisers to the Portfolios may execute portfolio transactions through certain of their affiliated brokers, if any, acting as agent in accordance with the procedures established by the Board of Trustees, but will not purchase any securities from or sell any securities to any such affiliate acting as principal for its own account. It is anticipated that the Adviser to Third Avenue Small Cap Value Portfolio will execute substantially all of the Portfolio's transactions through an affiliated broker.

     The following table shows the amounts of brokerage commissions paid by the Portfolios during the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002.





                          Portfolio                          2004               2003                2002
                          ---------                          ----               ----                ----

        Met/Putnam Capital Opportunities                   $ 124,095          $343,375            $209,361
        Lord Abbett Bond Debenture                            45,894           21,318              15,978
        Lord Abbett Mid-Cap Value                            168,814           149,450            281,797
        Lord Abbett Growth and Income                      2,110,960          2,279,597          3,010,714
        Lord Abbett Growth Opportunities                     142,121           144,432             55,193
        Lord Abbett America's Value                           19,635          15,168(2)             N/A
        Met/AIM Mid Cap Core Equity                          514,229           269,906             65,498
        Met/AIM Small Cap Growth                           1,059,400           313,513             90,532
        Janus Aggressive Growth                            1,035,197           455,351             81,081
        T. Rowe Price Mid-Cap Growth                         547,621           559,405            392,702
        MFS Research International                         1,757,345           559,145            232,887
        Oppenheimer Capital Appreciation                     958,876           587,084            133,685
        PIMCO Inflation Protected Bond                         7,784           563(4)               N/A
        PIMCO Total Return                                  320,198            150,868             31,455
        RCM Global Technology                              1,332,268          1,154,611           301,981
        Harris Oakmark International                       1,245,587           765,776             65,733
        Third Avenue Small Cap Value                         754,558           758,783           124,291(1)
        Goldman Sachs Mid-Cap Value Portfolio                309,129(3)          N/A                N/A
        Neuberger Berman Real Estate Portfolio               576,961(3)          N/A                N/A
        Turner Mid-Cap Growth Portfolio                      560,452(3)          N/A                N/A
        MetLife Defensive Strategy Portfolio                 0(4)                N/A                N/A
        MetLife Moderate Strategy Portfolio                  0(4)                N/A                N/A
        MetLife Balanced Strategy Portfolio                  0(4)                N/A                N/A
        MetLife Growth Strategy Portfolio                    0(4)                N/A                N/A
        MetLife Aggressive Strategy Portfolio                0(4)                N/A                N/A


-----------------------
(1)      For the period from 5/1/02 through 12/31/02.
(2)      For the period from 5/1/03 through 12/31/03.
(3)      For the period 5/1/04 through 12/31/04.
(4)      For the period 11/4/04 through 12/31/04.

In  2004,   the   following   Portfolios   paid  the  amounts   indicated  to  a
then-affiliated broker of the Adviser:






                                                  Aggregate Brokerage
                                                   Commissions Paid to        Percentage of         Percentage of
                                                               --------
                                Affiliated              Affiliate            Total Brokerage       Commissionable
                                                        ---------
        Portfolio              Broker-Dealer                                   Commissions          Transactions
        ---------              -------------                                   -----------          ------------

Goldman Sachs Mid-Cap       Goldman Sachs & Co.          $ 22,106                 7.15%                 9.67%
Value
Third Avenue Small Cap      M.J. Whitman LLC             $722,205                95.71%                97.48%
Value
Neuberger Berman Real       Lehman Brothers,             $111,718                19.36%                19.36%
Estate                      Inc.
Neuberger Berman Real       Neuberger Berman              $ 470                   0.08%                 0.14%
Estate                      LLC





                                MANAGEMENT OF THE TRUST

     The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

     Trustees and Officers

     The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."

The Trustees




----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------
                                                                                             Number of
                                                                                            Port-folios
                                              Term of                                         in Fund
                                            Office and                                        Complex
                                             Length of                                      overseen by
                              Position(s)   Time Served                                       Trustee     Other Directorships
                               Held with                                                                    Held by Trustee
Name, Age and Address          Registrant                     Principal Occupation(s)
---------------------          ----------                     During Past 5 Years


Elizabeth M. Forget*  (38)    President     Indefinite;  Since December 2000, President     30                    None
                              and Trustee   From         of Met Investors Advisory LLC;
                                            December     since July 2000, Executive Vice
                                            2000 to      President of MetLife Investors

                                            present.     Group, Inc.; from June 1996 to
                                                         July 2000, Senior Vice President
                                                         of Equitable Distributors, Inc.
                                                         and, most recently, Vice
                                                         President of Equitable Life
                                                         Assurance Society of the United
                                                         States.


Dawn M. Vroegop**             Trustee       Indefinite;  From September 1999 to September   30            Director, Caywood
(38)                                        From         2003, Managing Director,                         Scholl Asset
                                            December     Dresdner RCM Global Investors;                   Management;
                                            2000 to      from July 1994 to July 1999,                     Investment
                                            present.     Director, Schroder Capital                       Committee Member of
                                                         Management International.                        City College of San
                                                                                                          Francisco.
-------------------------------------------------------------------------------------------------------------------------------

Disinterested Trustees
-------------------------------------------------------------------------------------------------------------------------------
----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------
Stephen M. Alderman  (44)     Trustee       Indefinite;  Since November 1991, Shareholder   30            None
                                            From         in the law firm of Garfield and
                                            December     Merel, Ltd.
                                            2000 to
                                            present.
Jack R. Borsting  (74)        Trustee       Indefinite;  Since 2001, Professor of           30            Director, Whitman
                                            From         Business Administration and Dean                 Education Group,
                                            December     Emeritus, Marshall School of                     Ivax Diagnostics
                                            2000 to      Business, University of Southern                 and Los Angeles
                                            present.     California (USC); from 1995-2001                 Orthopedic
                                                         Executive Director, Center for                   Hospital.  Trustee,
                                                         Telecommunications Management,                   The Rose Hills
                                                         USC; from 1988 to 1995, Dean of                  Foundation.
                                                         Marshall School of Business,                     Member, Army
                                                         USC.                                             Science Board

Theodore A. Myers  (73)       Trustee       Indefinite;  Since 1993, Financial              30            None
                                            From         Consultant.
                                            December
                                            2000 to
                                            present.
Tod H. Parrott  (66)          Trustee       Indefinite;  Since June 1996, Managing          30            Director, U.S.
                                            From         Partner, Rockaway Partners Ltd.                  Stock Transfer
                                            December     (financial consultants).                         Corporation;
                                            2000 to                                                       Director Bonfire
                                            present.                                                      Foundation.
Roger T. Wickers  (69)        Trustee       Indefinite;  Since 1995, retired; from 1980     30            From 1995 to 1998,
                                            From         to 1995, Senior Vice President                   Chairman of the
                                            December     and General Counsel, Keystone                    Board of Directors
                                            2000 to      Group Inc. and the Keystone                      of two American
                                            present.     Group of Mutual Funds.                           International Group
                                                                                                          mutual funds.

----------------------------- ------------- ------------ ---------------------------------- ------------- ---------------------


The Executive Officers
-------------------------------------------------------------------------------------------------------------------------------
Jeffrey A. Tupper             Vice          From August   Since February 2001, Assistant
(33)                          President,    2002 to       Vice President of MetLife
                              Chief         present       Investors Distribution Company;
                              Financial                   from 1997 to January 2001, Vice
                              Officer,                    President of PIMCO Advisors L.P.
                              Treasurer

Michael K. Farrell            Executive     From August   Since July 2002, Chief
(51)                         Vice          2002 to       Executive Officer of MetLife
 ====

                              President     present       Investors Group, Inc. and Met
                                                          Investors Advisory LLC; since
                                                          April 2001, Chief Executive
                                                          Officer of MetLife Resources
                                                          and Senior Vice President of
                                                          Metropolitan Life Insurance
                                                          Company; since January 1990,
                                                          President of Michael K. Farrell
                                                          Associates, Inc. (qualified
                                                          retirement plans for non-profit
                                                          organizations)
Richard C. Pearson  (60)      Vice          From          Since July 2002, President of
                              President     December      MetLife Investors Distribution
                              and           2000 to       Company; since January, 2002,
                              Secretary     present.      Secretary of Met Investors
                                                          Advisory LLC; since January
                                                          2001, Senior Vice President,
                                                          General Counsel and Secretary
                                                          of MetLife Investors Group,
                                                          Inc.; since November 2000, Vice
                                                          President, General Counsel and
                                                          Secretary of Met Investors
                                                          Advisory LLC; from 1998 to
                                                          November 2000, President,
                                                          Security First Group, Inc.

Mary Moran Zeven              Assistant     From August   Senior Vice President and
One Federal Street            Secretary     2001 to       Senior Managing Counsel (2002
Boston, Massachusetts 02110                 present       to present) and Vice President
(44)                                                      and Associate Counsel (2000 to
                                                          2002), State Street Bank and
                                                          Trust Company; Vice President
                                                          and Counsel, PFPC, Inc.
                                                          (1999-2000).
William C. Cox                Assistant     From          Since 1997, Vice President and
One Federal Street            Treasurer     November      Senior Director, Fund
Boston, Massachusetts                       2004 to       Administration Division, State
02110                                       present       Street Bank and Trust Company
(38)


* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.


** "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Vroegop may be deemed an interested person of the Trust as a result of her prior affiliation with RCM Investment Management LLC, the Adviser to the RCM Global Technology Portfolio.


       Committees of the Board

     The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held four meetings during the fiscal year ended December 31, 2004.

     The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by contract holders. The Nominating and Compensation Committee held two meetings during the fiscal year ended December 31, 2004.

     The Trust has a Valuation Committee consisting of Elizabeth M. Forget, Richard C. Pearson, Jeffrey Tupper, Anthony Dufault and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper or Mr. Dufault from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 15 meetings during the fiscal year ended December 31, 2004.

      Compensation of the Trustees

     Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual retainer of $36,000 ($9,000 per quarter) plus (i) an additional fee of $3,000 for each regularly scheduled Board meeting attended, Committee meetings and private Disinterested Trustee meetings attended, and (ii) $750 for each telephonic/internet interactive Board and Committee meeting attended, plus reimbursement for expenses in attending in-person meetings. In addition, the lead Disinterested Trustee who is also Chair of the Audit Committee receives a supplemental retainer of $10,000 per year ($2,500 per quarter).

     The table below sets forth the compensation paid to each of the Trustees affiliated with the Manager and all other Trustees during the fiscal year ended December 31, 2004. For a portion of 2004, the Trustees were paid under a different compensation schedule.






                                                                   Total Compensation
                                               Aggregate           From Fund Complex
                                               Compensation from   Paid to Trustee
Name of Person, Position                       Trust


Elizabeth M. Forget, Trustee                   None                None


---------------------------------------------- ------------------- --------------------


---------------------------------------------- ------------------- --------------------
Stephen M. Alderman                            $60,250             $60,250
Jack R. Borsting                               $50,250             $50,250
Theodore A. Myers                              $47,250             $47,250
Tod H. Parrott                                 $50,250             $50,250
Dawn M. Vroegop                                $49,500             $49,500
Roger T. Wickers                               $50,250             $50,250


     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

As of December 31, 2004, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.

      Proxy Voting Procedures

     Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio to the applicable Advisers. Appendix B to this Statement of Additional Information contains the proxy voting policies and procedures, or a summary of such policies and procedures, of the Portfolios' Advisers.

       Proxy Voting Records

     The Manager and each of the Advisers, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information regarding how each Portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 has been filed with the Securities and Exchange Commission on Form N-PX and is available (1) without charge, upon request, by calling the Trust, toll-free at 1-800-343-8496 and (2) on the SEC's website at http://www.sec.gov.

       Portfolio Holdings Disclosure Policy

     The Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Trust's portfolio holdings information and to seek to prevent the selective disclosure of such information. The Trust reserves the right to modify these policies and procedures at any time without notice.


     Only the Manager's or, as applicable, an Adviser's Chief Compliance Officer, or persons designated by the Trust's Chief Compliance Officer (each, an "Authorized Person") are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below. Pursuant to these polices and procedures, the Manager or the Adviser may disclose a Portfolio's portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the Securities and Exchange Commission only if an Authorized Person determines that
(i) there is a legitimate business purpose for the disclosure; and (ii) the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the Trust's policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to (i) the Trust's service providers (e.g., custodian, independent  auditors)  in order for the  service  providers  to  fulfill  their contractual duties to the Trust; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired Adviser prior to the Adviser commencing its duties; (iv) the Adviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; and (v) firms that provide pricing services, proxy voting services and research and trading services. The Trust's policies and procedures prohibit the dissemination of non-public portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by the Trust's Chief Compliance Officer as in the best interests of the Trust, and only if such exceptions are reported to the Trust's Board of Trustees at its next regularly scheduled meeting.

     Dissemination of the Trust's portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates portfolio holdings to contract owners only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contract owners or the general public. In addition, approximately the third week after the end of each calendar quarter the Trust publishes the quarterly percentage portfolio holdings for each of the Allocation Portfolios of the Trust. The information is also available quarterly on the Trust's website. In addition, disclosure of portfolio holding information will be made in accordance with applicable law or as requested by governmental authorities.


                    INVESTMENT ADVISORY AND OTHER SERVICES

      The Manager

     The Trust is managed by Met Investors Advisory LLC (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Investors Distribution Company.

     With respect to the Portfolios other than the Allocation Portfolios, the Trust and the Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Original Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. With respect to the Allocation Portfolios, the Trust and the Manager have entered into a Management Agreement dated November 1, 2004 ("Additional Management Agreement"), which was initially approved by the Board of Trustees on August 19, 2004 and by MetLife Investors USA Insurance Company, as initial shareholder of the Allocation Portfolios, on October 29, 2004. Subject always to the supervision and direction of the Trustees of the Trust, under the Original Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional Advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with Advisers;
(iv) full discretion to terminate and replace any Adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by an Adviser. In connection with the Manager's responsibilities under the Original Management Agreement, the Manager will assess each Portfolio's investment focus and will seek to implement decisions with respect to the allocation and reallocation of each Portfolio's assets among one or more current or additional Advisers from time to time, as the Manager deems appropriate, to enable each Portfolio to achieve its investment goals. In addition, the Manager will monitor compliance of each Adviser with the investment objectives, policies and restrictions of any Portfolio or Portfolios (or portions of any Portfolio) under the management of such Adviser, and review and report to the Trustees of the Trust on the performance of each Adviser. The Manager will furnish, or cause the appropriate Adviser(s) to furnish, to the Trust such statistical information, with respect to the investments that a Portfolio (or portions of any Portfolio) may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise, or cause the appropriate Adviser(s) to apprise, the Trust of important developments materially affecting each Portfolio (or any portion of a Portfolio that they advise) and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish, or cause the appropriate Adviser(s) to furnish, to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request. In addition, the Manager agrees to cause the appropriate Adviser(s) to furnish to third-party data reporting services all currently available standardized performance information and other customary data.

     Under the Original Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:


          o    Office space, all necessary office facilities and equipment;


          o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions:

               o related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

               o related to the investment advisory services to be provided by any Adviser pursuant to an investment advisory agreement with the Manager ("Advisory Agreement").

          o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any Adviser under an Advisory Agreement, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

     The Additional Management Agreement is substantially the same as the Original Management Agreement except that the Manager will: (i) provide investment management and advisory services to the Allocation Portfolios; (ii) render investment advice concerning the Underlying Portfolios in which to invest and the appropriate allocations for each of the Allocation Portfolios.

     As compensation for these services the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:



------------------------------------------------------------ ---------------------------------------------------------
                         Portfolio                                                     Fee
------------------------------------------------------------ ---------------------------------------------------------

------------------------------------------------------------ ---------------------------------------------------------

Lord Abbett Bond Debenture                                   0.60% of first $250 million of such assets plus 0.55%
                                                             of such assets over $250 million up to $500 million
                                                             plus 0.50% of such assets over $500 million up to $1
                                                             billion plus 0.45% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Mid-Cap Value                                    0.70% of first $200 million of such assets plus 0.65%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.625% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett America's Value                                  0.65% of first $500 million of such assets plus 0.60%
                                                             of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Growth and Income                                0.60% of first $800 million of such assets plus 0.55%
                                                             of such assets over $800 million up to $1.5 billion
                                                             plus 0.45% of such assets over $1.5 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Lord Abbett Growth Opportunities                             0.70% of first $200 million of such assets plus 0.65%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.625% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PIMCO Total Return                                           0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
RCM Global Technology                                        0.90% of first $500 million of such assets plus 0.85%
                                                             of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
PIMCO Inflation Protected Bond                               0.50%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
T. Rowe Price Mid-Cap Growth                                 0.75%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MFS Research International                                   0.80% of first $200 million of such assets plus 0.75%
                                                             of such assets over $200 million up to $500 million
                                                             plus 0.70% of such assets over $500 million up to $1
                                                             billion plus 0.65% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Janus Aggressive Growth                                      0.75% of first $25 million of such assets plus 0.70% of
                                                             such assets over $25 million up to $250 million plus
                                                             0.65% of such assets over $250 million  up to $1
                                                             billion plus 0.55% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Oppenheimer Capital Appreciation                             0.65% of first $150 million of such assets plus 0.625%
                                                             of such assets over $150 million up to $300 million
                                                             plus 0.60% of such assets over $300 million up to $500
                                                             million plus 0.55% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Met/AIM Small Cap Growth                                     0.90% of first $500 million of such assets plus 0.85%
                                                             of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Met/AIM Mid Cap Core Equity                                  0.75% of first $150 million of such assets plus 0.70%
                                                             of such assets over $150 million up to $500 million
                                                             plus 0.675% of such assets over $500 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Met/Putnam Capital Opportunities                             0.85%
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Harris Oakmark International                                 0.85% of first $500 million of such assets plus 0.80%
                                                             of such assets over $500 million up to $1 billion plus
                                                             0.75% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Third Avenue Small Cap Value                                 0.75% of first $1 billion of such assets plus 0.70% of
                                                             such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Neuberger Berman Real Estate                                 0.70% of first $200 million of such assets plus 0.65%
                                                             of such assets over $200 million up to $750 million
                                                             plus 0.55% of such assets over $750 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Turner Mid-Cap Growth                                        0.80% of first $300 million of such assets plus 0.70%
                                                             of such assets over $300 million%

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
Goldman Sachs Mid-Cap Value                                  0.75% of first $200 million of such assets plus 0.70%
                                                             of such assets over $200 million
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------

Van Kampen Comstock Portfolio                                0.65% of first $500 million of such assets plus 0.60%
                                                             of such assets over $500 million up to $1 billion plus
                                                             0.525% of such assets over $1 billion

------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MetLife Defensive Strategy Portfolio                         0.10% of first $500 million of such assets plus 0.075%
                                                             of such assets over $500 million up to $1 billion plus
                                                             0.05% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MetLife Moderate Strategy Portfolio                          0.10% of first $500 million of such assets plus 0.075%
                                                             of such assets over $500 million up to $1 billion plus
                                                             0.05% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MetLife Balanced Strategy Portfolio                          0.10% of first $500 million of such assets plus 0.075%
                                                             of such assets over $500 million up to $1 billion plus
                                                             0.05% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MetLife Growth Strategy Portfolio                            0.10% of first $500 million of such assets plus 0.075%
                                                             of such assets over $500 million up to $1 billion plus
                                                             0.05% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
MetLife Aggressive Allocation Portfolio                      0.10% of first $500 million of such assets plus 0.075%
                                                             of such assets over $500 million up to $1 billion plus
                                                             0.05% of such assets over $1 billion
------------------------------------------------------------ ---------------------------------------------------------


     From the management fees, the Manager pays the expenses of providing investment advisory services to the Portfolios, including the fees of the Adviser of each applicable Portfolio.

     The Manager and the Trust have also entered into an expense limitation agreement with respect to certain Portfolios ("Expense Limitation Agreement"), pursuant to which the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (with certain exceptions described in the Prospectus) of each such Portfolio are limited to the extent described in the "Management--Expense Limitation Agreement" section of the Prospectus.

     In addition to the management fees, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

     The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

     In approving the Management Agreement with the Manager, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality, and extent of the services to be provided to the funds by the Manager; (2) the performance of comparable funds managed by the Manager as compared to a peer group and an appropriate index; (3) the Manager's personnel and operation; (4) the Manager's financial condition; (5) the level and method of computing each fund's management fee; (6) the anticipated profitability of the Manager under the Management Agreement; (7) "fall-out" benefits to the Manager and its affiliates (i.e., ancillary benefits realized by the Manager or its affiliates from the Manager's relationship with the Trust); (8) the anticipated effect of growth and size on each Portfolio's performance and expenses; and (9) possible conflicts of interest. The Board also considered the nature, quality, and extent of the services to be provided to the Portfolios by the Manager's affiliates, including distribution services.

     The Board, in examining the nature and quality of the services to be provided by the Manager to the Portfolios, recognizes the Manager's experience in serving as an investment manager. The Board also noted the extensive responsibilities that the Manager has as investment manager to the Portfolios, including the provision of investment advice to certain Portfolios, selection of the subadvisers for other Portfolios and oversight of the subadvisers' compliance with fund policies and objectives, review of brokerage matters, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they related to the Portfolios. Based on its consideration and review of the foregoing information, the Board determined that the Portfolios were likely to benefit from the nature and quality of these services, as well as the Manager's ability to render such services based on its experience, operations and resources.

     The Board also evaluated the expertise and performance of the personnel overseeing the subadvisers, and compliance with each Portfolio's investment restrictions, tax and other requirements.

     The Board gave substantial consideration to the fees payable under the Management Agreement. In this connection, the Board evaluated the Manager's costs and profitability in serving as investment manager to the Portfolios, including the costs associated with the personnel, systems and equipment necessary to manage the Trust and the costs associated with compensating the subadvisers. The Board also examined the fees paid by each Portfolio in light of fees paid to other investment managers by comparable funds and the method of computing each Portfolio's fee. The Board also noted the Manager's commitment to the expense limitation agreement with certain of the Portfolios. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by the Manager, the Board concluded that the level of the fees paid to the Manager with respect to each Portfolio was fair and reasonable.

     Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of the Manager, the Board determined approval of the Management Agreement was in the best interests of each Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved the Management Agreement.

     The Manager has hired an independent consultant to provide research and consulting services with respect to the periodic asset allocation targets for each of the Allocation Portfolios and to investments in the Underlying Portfolios, which may assist it with the selection of Underlying Portfolios for inclusion in each Allocation Portfolio. The Manager is responsible for paying the consulting fees.

     The Trust commenced operations in February, 2001. The following table shows the fees paid by the Portfolios to the Manager, any fee waivers or reimbursements and any deferred expense reimbursements during the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002.



                                                                                   2004
                                          Investment         Investment      Other Expenses
                                        Management Fee    Management Fee       Reimbursed        Deferred Expense
                                                   ----              ----      ----------
              Portfolio                      Paid              Waived                             Reimbursement
              ---------                      ----              ------                             -------------

Met/Putnam Capital Opportunities           $426,296             $---              $---                 $---
Lord Abbett America's Value Portfolio       127,243            98,677             ---                  ---
Lord Abbett Bond Debenture                 6,799,252            ---               ---                  ---
Lord Abbett Mid-Cap Value                  1,658,919            ---               ---                  ---
Lord Abbett Growth and Income             13,624,840            ---               ---                415,534
Lord Abbett Growth Opportunities            396,571            29,475             ---                  ---
Met/AIM Mid Cap Core Equity                1,976,021            ---               ---                122,843
Met/AIM Small Cap Growth                   3,190,382            ---               ---                197,306
Janus Aggressive Growth                    3,367,260            ---               ---                286,247
T. Rowe Price Mid-Cap Growth               3,146,034            ---               ---                352,377
MFS Research International                 3,514,055            ---               ---                617,855
Oppenheimer Capital Appreciation           4,327,515            ---               ---                239,658
PIMCO Inflation Protected Bond             3,079,040            ---               ---                  ---
Portfolio
PIMCO Total Return                         6,936,055            ---               ---                  ---
RCM Global Technology                      1,570,194            ---               ---                  ---
Harris Oakmark International               4,799,579            ---               ---                 70,893
Goldman Sachs Mid-Cap                       677,715             876               ---                  ---
Value Portfolio(1)
Neuberger Berman Real Estate                795,451             ---               ---                  ---
Portfolio(1)
Third Avenue Small Cap Value               3,556,948            ---               ---                  ---
Portfolio
Turner Mid-Cap Growth Portfolio(1)          596,531             ---               ---                  ---
MetLife Defensive Strategy                   8,957             8,957             2,4031                ---
Portfolio(2)
MetLife Moderate Strategy                   31,850             31,850            1,138                 ---
Portfolio(2)
MetLife Balanced Strategy                   97,618             32,988             ---                  ---
Portfolio(2)
MetLife Growth Strategy Portfolio(2)        86,163             32,988             ---                  ---
MetLife Aggressive Strategy                 19,094             19,094            13,894                ---
Portfolio(2)
---------------------

(1)   For the period from 5/1/04 through 12/31/04
(2)    For the period from 11/4/04 through 12/31/04




                                                                         2003
                                       Investment         Investment                             Deferred Expense
                                     Management Fee     Management Fee       Other Expenses       Reimbursement
            Portfolio                     Paid              Waived             Reimbursed
            ---------                     ----              ------             ----------
Lord Abbett Bond Debenture              3,971,116             ---                 ---                276,111
Lord Abbett Mid-Cap Value               1,028,597             ---                 ---                 24,528
Lord Abbett Growth and Income           9,092,357             ---                 ---                 96,442
Lord Abbett Growth Opportunities         269,004            78,081                ---                  ---
Lord Abbett America's Value(1)           20,896             20,896               56,089                ---
Met/AIM Mid Cap Core Equity              884,138              ---                 ---                 79,198
Met/AIM Small Cap Growth                1,076,516           55,675                ---                  ---
Janus Aggressive Growth                 1,101,773             ---                 ---                 7,791
T. Rowe Price Mid-Cap Growth            1,356,903             ---                  --                 36,100
MFS Research International              1,262,462           82,173                ---                  ---
Oppenheimer Capital Appreciation        1,814,031             ---                 ---                 70,030
Money Market                             726,163            13,354
PIMCO Inflation Protected Bond(1)        747,433              ---                 ---                  ---
PIMCO Total Return                      4,621,218             ---                 ---                133,278
RCM Global Technology                    623,323             6,135                ---                  ---
Met/Putnam Capital Opportunities         409,728              ---                 ---                  ---
Harris Oakmark International            1,058,799             ---                 ---                134,866
Third Avenue Small Cap Value            1,061,936             ---                 ---                 72,372


-----------------------

(1)  For the period 5/1/03 through 12/31/03

                                                                            2002
                                                  ---------------------------------------------------------
                                                     Investment          Investment       Other Expenses
                                                   Management Fee     Management Fee        Reimbursed
                   Portfolio                            Paid               Waived
                   ---------                            ----               ------
Lord Abbett Bond Debenture                                1,667,067       219,786               ---
Lord Abbett Mid-Cap Value                                   768,497        10,233               ---
Lord Abbett Growth and Income                             7,305,609       261,347               ---
Lord Abbett Growth Opportunities                             99,876        99,876             24,278
Met/AIM Mid Cap Core Equity                                 153,006       153,006              1,238
Met/AIM Small Cap Growth                                    228,091       228,091             32,720
Janus Aggressive Growth                                     216,931       159,172               ---
T. Rowe Price Mid-Cap Growth                                339,766       202,896               ---
MFS Research International                                  316,349       316,349              9,963
Oppenheimer Capital Appreciation                            402,546       132,940               ---
Money Market                                                283,685        78,237
PIMCO Total Return                                        1,480,483         ---                 ---
RCM Global Technology                                       290,673       171,885               ---
Met/Putnam Capital Opportunities                            539,255         ---                 ---
Harris Oakmark International                                 98,278        98,278             53,966
Third Avenue Small Cap Value(1)                              82,684        72,400               ---
------------------


(1)      For the period 5/1/02 through 12/31/02


       The Advisers

     Pursuant to an Advisory Agreement with the Manager, each Adviser to a Portfolio furnishes continuously an investment program for the Portfolio, makes investment decisions on behalf of the Portfolio, places all orders for the purchase and sale of investments for the Portfolio's account with brokers or dealers selected by such Adviser and may perform certain limited related administrative functions in connection therewith. For its services, the Manager pays each Adviser a fee based on a percentage of the average daily net assets of the Portfolios.

     Each Advisory Agreement will continue in force for one year (approximately two years with respect to the Lord Abbett Growth Opportunities, PIMCO Inflation Protected Bond, PIMCO Total Return, RCM Global Technology, T. Rowe Price Mid-Cap Growth, MFS Research International, Janus Aggressive Growth, Oppenheimer Capital Appreciation, Met/AIM Small Cap Growth, Met/AIM Mid Cap Core Equity, Harris Oakmark International, Lord Abbett America's Value, Third Avenue Small Cap Value, Neuberger Berman Real Estate, Turner Mid-Cap Growth, Goldman Sachs Mid-Cap Value and Van Kampen Comstock Portfolios) from its commencement date, and from year to year thereafter, but only so long as its continuation as to a Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees by votes cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement provides that it shall terminate automatically if assigned or if the Management Agreement with respect to the related Portfolio terminates, and that it may be terminated as to a Portfolio without penalty by the Manager, by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio on not less than 60 days' prior written notice to the Adviser or by the Adviser on not less than 90 days' (60 days' with respect to the Janus Aggressive Growth Portfolio) prior written notice to the Manager, or upon such shorter notice as may be mutually agreed upon.

     Each Advisory Agreement provides that the Adviser shall not be subject to any liability to the Trust or the Manager for any act or omission in the course of or connected with rendering services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of the Adviser.

     The Board of Trustees initially approved each Advisory Agreement between the Manager and the respective Adviser on a Portfolio-by-Portfolio basis based on a number of factors relating to the Adviser's ability to perform under its Advisory Agreement. These factors included: the Adviser's management style and long-term performance record with comparable funds or with the Portfolio's predecessor fund, if applicable; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; and the Adviser's compliance systems and any disciplinary history.


     The Board of Trustees reapproved the Advisory Agreements relating to all of the Portfolios except for Goldman Sachs Mid-Cap Value, Neuberger Berman Real Estate and Turner Mid-Cap Growth Portfolios whose initial terms had not expired based on a number of factors relating to each Adviser's ability to perform under its respective Advisory Agreement. These factors included: the Adviser's management style and long-term performance record with respect to each Portfolio; each Portfolio's performance record; the Adviser's current level of staffing and its overall resources; the Adviser's financial condition; the Adviser's compliance systems and any disciplinary history.


     The Board gave substantial consideration to the fees payable under each Investment Advisory Agreement. In this connection, the Board evaluated each Adviser's costs and profitability (to the extent practicable) in serving as an Adviser to the Portfolios, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board also examined the fees paid to each Adviser in light of fees paid to other investment advisers by comparable funds and the method of computing the Adviser's fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided, and the costs to be incurred, by each Adviser, the Board concluded that the fee paid to each Adviser with respect to its Portfolio was fair and reasonable.

     Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of each Adviser, the Board determined approval of each Investment Advisory Agreement was in the best interests of each Portfolio. After full consideration of these and other factors, the Board, including a majority of the Independent Trustees, with the assistance of independent counsel, approved each Investment Advisory Agreement.

     The Board also noted that each Adviser, through its relationship as an Adviser to a Portfolio, may engage in soft dollar transactions. While each Adviser selects brokers primarily on the basis of their execution capabilities, the direction of transactions may at times be based on the quality and amount of research such brokers provide. Further, the Board recognized that many Advisers to the Portfolios are affiliated with registered broker-dealers and these broker-dealers may from time to time execute transactions on behalf of the Portfolios. The Board noted, however, that all Advisers must select brokers who meet the Trust's requirements for best execution. The Board concluded that the benefits accruing to each Adviser and its affiliates by virtue of the Adviser's relationship to the Portfolio are fair and reasonable.

     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional Advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the Advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in
Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of Advisory Agreements, shareholders of a Portfolio continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio.

     Pursuant to the Multi-Manager Order, the Manager, effective January 1, 2003, changed Advisers for the State Street Concentrated International Portfolio (now known as Harris Oakmark International Portfolio and MFS Mid Cap Growth Portfolio (now known as T. Rowe Price Mid-Cap Growth Portfolio). Effective May 1, 2003, the Manager changed the Adviser to the J.P. Morgan Small Cap Stock Portfolio (now known as Met/Putnam Capital Opportunities Portfolio). Effective January 14, 2005, the Manager changed the Adviser to the PIMCO PEA Innovation Portfolio (now known as RCM Global Technology Portfolio). In approving new Advisers for these Portfolios, the Board especially reviewed each Portfolio's performance record and the replacement Adviser's management style and long-term performance record with comparable funds.

     Lord, Abbett & Co. LLC is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Mid-Cap Value, Lord Abbett America's Value, Lord Abbett Growth and Income and Lord Abbett Growth Opportunities Portfolios.

     Neuberger Berman Management, Inc. is the Adviser to the Neuberger Berman Real Estate Portfolio.

     Pacific Investment Management Company LLC is the Adviser to the Money Market, PIMCO Inflation Protected Bond and PIMCO Total Return Portfolios.

     RCM Capital Management LLC is the Adviser to the RCM Global Technology Portfolio.

     Massachusetts Financial Services Company is the Adviser to the MFS Research International Portfolio.

     Janus Capital Management LLC is the Adviser to the Janus Aggressive Growth Portfolio.

     OppenheimerFunds,   Inc.  is  the  Adviser  to  the   Oppenheimer   Capital
Appreciation Portfolio.

     A I M Capital Management, Inc. is the Adviser to the Met/AIM Small Cap Growth and Met/AIM Mid Cap Core Equity Portfolios.

     Putnam Investment Management, LLC is the Adviser to the Met/Putnam Capital Opportunities Portfolios.

     Third Avenue Management LLC is the Adviser to the Third Avenue Small Cap Value Portfolio.

     T. Rowe Price Associates, Inc. is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio.

     Harris Associates L.P. is the Adviser to the Harris Oakmark International Portfolio.

     Turner Investment Partners, Inc. is the Adviser to the Turner Mid-Cap Growth Portfolio.

     Goldman Sachs Asset Management, L.P. is the Adviser to the Goldman Sachs Mid-Cap Value Portfolio.


     Morgan Stanley Investment Management, Inc., dba Van Kampen is the Adviser to the Van Kampen Comstock Portfolio. =


     The following table shows the fees paid with respect to the Portfolios to each Adviser by the Manager for the fiscal years ended December 31, 2004, December 31, 2003 and December 31, 2002.





                  Portfolio                             2004                    2003                    2002
                  ---------                             ----                    ----                    ----


Met/Putnam Capital Opportunities                      $275,838                $265,118                $370,557
Lord Abbett Bond Debenture                           2,756,543               1,698,705                 958,533
Lord Abbett Mid-Cap Value                            1,059,263                661,241                  494,034
Lord Abbett Growth and Income                        6,711,040               4,737,875               4,367,144
Lord Abbett Growth Opportunities                       254,938                 172,931                   64,206
Lord Abbett America's Value                             78,303                  12,859                   ---
Met/AIM Mid Cap Core Equity                           1,247,085                589,425                 102,004
Met/AIM Small Cap Growth                              2,304,165                777,484                 164,733
Janus Aggressive Growth                               2,118,167                705,411                 138,759
T. Rowe Price Mid-Cap Growth                          2,097,356                904,602                 209,087
MFS Research International                           2,370,057                870,184                 217,490
Oppenheimer Capital Appreciation                     2,525,236               1,111,282                247,721
PIMCO Inflation Protected Bond                       1,539,478                373,716                   ---
PIMCO Total Return                                   3,468,028               2,310,609                740,241
RCM Global Technology                                1,074,363                426,484                 211,264
Harris Oakmark International                          3,224,977                759,888                 69,373
Third Avenue Small Cap Value                          2,359,964                707,957                 55,589
Goldman Sachs Mid-Cap Value                            414,903
Neuberger Berman Real Estate                           452,972
Turner Mid-Cap Growth                                  389,359





     Information   regarding  the  committee  members'  or  portfolio  managers'
compensation, other accounts managed and ownership of shares of the Portfolios to the extent applicable is attached in Appendix C.


The Administrator

     Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

     The Administrator was organized as a Massachusetts trust company. Its principal place of business is at One Federal Street, Boston, Massachusetts 02110. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately 0.05% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement is in effect until December 31, 2005 and continues in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party. For the years ended December 31, 2004, December 31, 2003 and December 31, 2002, an aggregate of $6,320,204, $4,527,919 and $4,138,316, respectively, was paid to the Administrator. Each such amount included custody and transfer agent fees.

The Distributor

     The Trust has distribution agreements with MetLife Investors Distribution Company ("MID" or the "Distributor") in which MID serves as the Distributor for the Trust's Class A shares, Class B shares, Class C and Class E shares. MID is an affiliate of Metropolitan Life Insurance Company. MID's address is 22 Corporate Plaza Drive, Newport Beach, California 92660.

     The Trust's distribution agreements with respect to the Class A, Class B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

     The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

     Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E
Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.50% and 0.15% of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.

     Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares, Class C shares and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B
Distribution Plan's, the Class C Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (3) training sales personnel regarding the Class B, Class C and Class E shares of the Trust; and
(f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

     A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the Trust including the Disinterested Trustees unanimously approved the Class E Distribution Plan.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares, Class C shares or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares, Class C shares or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

     The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to qualified pension and profit sharing plans and to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

     The table below shows the amount paid by each Portfolio to the Distributor pursuant to the Class B and Class E Distribution Plans for the year ended December 31, 2004:*





                    Portfolio                           Total Distribution Fee Paid to Distributor
                    ---------                           ------------------------------------------


Met/Putnam Capital Opportunities                                          $8,129
Lord Abbett Bond Debenture                                               2,324,985
Lord Abbett Mid-Cap Value                                                 330,343
Lord Abbett Growth and Income                                            3,371,798
Lord Abbett Growth Opportunities                                          76,235
Lord Abbett America's Value                                               48,939
Met/AIM Mid Cap Core Equity                                               628,091
Met/AIM Small Cap Growth                                                  845,730
Janus Aggressive Growth                                                   964,870
T. Rowe Price Mid-Cap Growth                                              869,559
MFS Research International                                                911,886
Oppenheimer Capital Appreciation                                         1,729,128
PIMCO Inflation Protected Bond                                           1,485,102
PIMCO Total Return                                                       2,741,899
RCM Global Technology                                                     274,750
Harris Oakmark International                                             1,305,222
Third Avenue Small Cap Value                                             1,144,024
Goldman Sachs Mid-Cap Value                                               202,438
Neuberger Berman Real Estate                                              262,813
Turner Mid-Cap Growth                                                     170,724
MetLife Defensive Strategy                                                22,393
MetLife Moderate Strategy                                                 79,625
MetLife Balanced Strategy                                                 244,043
MetLife Growth Strategy                                                   215,408
MetLife Aggressive Strategy                                               47,736
         *The Trust currently does not offer Class C shares.



The amounts received by the Distributor have been used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B and Class E shares.

Code of Ethics

     The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts including securities that may be purchased or held by the Portfolios. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian

     State Street Bank and Trust Company ("State Street Bank"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

Transfer Agent

     State Street Bank also serves as transfer agent for the Trust.

Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

Independent Auditors

     Deloitte  &  Touche  LLC,   located  at  200   Berkeley   Street,   Boston,
Massachusetts 02116, serves as the Trust's independent auditors.

                                   REDEMPTION OF SHARES

     The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

     The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                   NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Portfolio securities for which the primary market is on a domestic or foreign exchange will be valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price, using prices as of the close of trading. Portfolio securities traded over-the-counter and reported on NASDAQ will report the Nasdaq Official Closing Price ("NOCP"). The NOCP will be calculated on each business day at 4:00:02 p.m. Eastern time as follows: (i) if the last traded price of a listed security reported by a Nasdaq member falls within the current best bid and ask price, then the NOCP will be the last traded price; (ii) if the last traded price falls outside of that range, however, the NOCP will be the last bid price (if higher) or the last ask price (if lower). Portfolio securities which are traded over-the-counter and not quoted on the NASDAQ System that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, will be valued at the most recently quoted bid price provided by the principal market makers.

     In the case of any  securities  which  are not  actively  traded,  reliable market quotations may not be considered to be readily available. These investments are stated at fair value as determined under the direction of the Trustees. Such fair value is expected to be determined by utilizing information furnished by a pricing service which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

     If any securities held by a Portfolio are restricted as to resale, their fair value will be determined following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Portfolio in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Notwithstanding the foregoing, short-term debt securities with maturities of 60 days or less will be valued at amortized cost.

     Foreign securities traded outside the United States will be valued daily at their fair value according to procedures decided upon in good faith by the Trust's Board of Trustees. All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars quoted as designated on the Price Source Authorization Agreement between the Trust and its custodian on a valuation date by any recognized dealer.

     The Manager may, from time to time, under the general supervision of the Board of Trustees or the valuation committee, utilize the services of one or more pricing services available in valuating the assets of the Trust. The Manager will continuously monitor the performance of these services.

                                  FEDERAL INCOME TAXES

     Each Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

     In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities, and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. For this purpose, a qualified publicly traded partnership is any publicly traded partnership other than one whose income is derived almost entirely from income which would be qualified income for a regulated investment company (that is, dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and the like) in any event.

     As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

     The Portfolios will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

     The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

     Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, may limit the types and amounts of securities in which the Portfolios may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

     The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

     In certain foreign countries, interest and dividends are subject to a tax which is withheld by the issuer. U.S. income tax treaties with certain countries reduce the rates of these withholding taxes. The Trust intends to provide the documentation necessary to achieve the lower treaty rate of withholding whenever applicable or to seek refund of amounts withheld in excess of the treaty rate.

     Portfolios that invest in foreign securities may purchase the securities of certain foreign investment funds or trusts called passive foreign investment companies. Such trusts have been the only or primary way to invest in certain countries. In addition to bearing their proportionate share of a Portfolio's expenses (management fees and operating expenses), shareholders will also indirectly bear similar expenses of such trusts. Capital gains on the sale of such holdings are considered ordinary income regardless of how long a Portfolio held its investment. In addition, a Portfolio could be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. To avoid such tax and interest, each Portfolio's investment adviser intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; deductions for losses are allowable only to the extent of any gains resulting from these deemed sales for prior taxable years. Such gains will be considered ordinary income, which a Portfolio will be required to distribute even though it has not sold the security.

     Income that Neuberger Berman Real Estate Portfolio derives from a company principally engaged in the real estate industry that is classified for federal tax purposes as a partnership (and not as a corporation, publicly traded partnership or REIT) ("RE Partnership") will be treated under the Code as qualifying income under the income requirement only to the extent that income is attributable to the RE Partnership's income that would be qualifying income if realized directly by the Fund in the same manner as realized by the RE Partnership. The Internal Revenue Service also has issued numerous private letter rulings (which may not be relied on by taxpayers other than the addressees thereof but nevertheless indicate the Service's view of federal tax matters) holding that a regulated investment company that invests in a partnership should be treated as owning a proportionate share of the partnership's assets for purposes of the diversification requirement.

     Neuberger Berman Real Estate Portfolio may invest in REITs that hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued but may apply retroactively, the portion of a REIT's income attributable to its residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax and will be allocated to the REIT's shareholders in proportion to the dividends they receive. These regulations also are expected to provide that excess inclusion income of a regulated investment company, such as the Portfolio, will be allocated to its shareholders in proportion to the dividends they receive, with the same consequences as if they held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders for a taxable year (1) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (2) will constitute unrelated business taxable income ("UBTI") to certain tax-exempt entities (including qualified pension plans, IRAs, Code section 401(k) plans, Keogh plans, and public charities), thereby potentially requiring such an entity that otherwise might not be required to file tax return for that year to file a tax return and pay tax on such income and (3) resulting in tax liability for a segregated asset account of an insurance company to which excess inclusion income is allocated. In addition, if at any time during any taxable year a "disqualified organization" (including governmental units, certain tax-exempt entities, and certain cooperatives) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to the portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization multiplied by the highest federal income tax rate imposed on corporations. The Portfolio does not intend to invest in REITs that have a substantial portion of their assts in residual interests of REMICs.

                      ORGANIZATION AND CAPITALIZATION OF THE TRUST

     The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001. Effective May 1, 2002, Met/AIM Mid Cap Equity Portfolio changed its name to Met/AIM Mid Cap Core Equity Portfolio. Effective January 1, 2003, State Street Research Concentrated International Portfolio changed its name to Harris Oakmark International Portfolio and MFS Mid-Cap Growth Portfolio changed its name to T. Rowe Price Mid-Cap Growth Portfolio. Effective May 1, 2003, J.P. Morgan Small Cap Growth Portfolio changed its name to Met/Putnam Capital Opportunities Portfolio. Effective May 1, 2004, PIMCO Innovation Portfolio changed its name to PIMCO PEA Innovation Portfolio. Effective May 1, 2005, PIMCO PEA Innovation Portfolio changed its name to RCM Global Technology Portfolio.

     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated thirty series, twenty-six of which are currently being offered. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.


     The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. Currently, Class C shares are not currently offered. The Trust currently offers Class A and Class B shares on behalf of each Portfolio. Class E shares are currently offered on behalf of the Lord Abbett Bond Debenture, T. Rowe Price Mid-Cap Growth, MFS Research International, Janus Aggressive Growth, PIMCO Total Return, RCM Global
Technology, Met/AIM Mid Cap Core Equity, Met/AIM Small Cap Growth, Harris Oakmark International, Oppenheimer Capital Appreciation and Neuberger Berman Real Estate Portfolios. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.


     The three classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts. Class A, Class B and Class E shares currently are sold to insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies - Metropolitan Life Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, New England Financial Life Insurance Company, General American Life Insurance Company (collectively, "MetLife"). As of December 31, 2004, MetLife owned substantially all of the Trust's outstanding Class A, Class B and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.

     As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. To the Trust's knowledge, as of December 31, 2004 none of the Contracts currently owned entitled any individual to give voting instructions regarding more than 5% of the outstanding shares of any Portfolio.

     The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

     The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

     Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the
Trustees  have  been  elected  by  shareholders,  at  which  time a  meeting  of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                                    FINANCIAL STATEMENTS

     The financial statements of the Portfolios for the year ended December 31, 2004, including notes to the financial statements and financial highlights and the Report of Deloitte & Touche LLC, Independent Auditors, are included in the Annual Report of the Trust, which is incorporated by reference in this Statement of Additional Information. A copy of the Annual Report accompanies this Statement of Additional Information. The financial statements (including the Report of Independent Auditors) included in the Annual Report are incorporated herein by reference.

                                       APPENDIX A

                                    SECURITIES RATINGS

Standard & Poor's Bond Ratings

     A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

     Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

     "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

     "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings. Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc. Commercial Paper Ratings. Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1- indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch, Inc. ("BankWatch") Commercial Paper Ratings. BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

     Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                                  APPENDIX B

                        PROXY POLICIES AND PROCEDURES









                         A I M CAPITAL MANAGEMENT, INC.


                          PROXY POLICIES AND PROCEDURES


                          As Amended September 16, 2004


Proxy Policies:

Each of A I M Advisors, Inc., A I M Capital Management, Inc., AIM Private Asset Management, Inc. and AIM Alternative Asset Management Company (each an "AIM Advisor" and collectively "AIM") has the fiduciary obligation to, at all times, make the economic best interest of advisory clients the sole consideration when voting proxies of companies held in client accounts. As a general rule, each AIM Advisor shall vote against any actions that would reduce the rights or options of shareholders, reduce shareholder influence over the board of directors and management, reduce the alignment of interests between management and shareholders, or reduce the value of shareholders' investments. At the same time, AIM believes in supporting the management of companies in which it invests, and will accord proper weight to the positions of a company's board of directors, and the AIM portfolio managers who chose to invest in the companies. Therefore, on most issues, our votes have been cast in accordance with the recommendations of the company's board of directors, and we do not currently expect that trend to change. Although AIM's proxy voting policies are stated below, AIM's proxy committee considers all relevant facts and circumstances, and retains the right to vote proxies as deemed appropriate.

I.       Boards Of Directors

     A board that has at least a majority of independent directors is integral to good corporate governance. Key board committees, including audit, compensation and nominating committees, should be completely independent. There are some actions by directors that should result in votes being withheld. These instances include directors who:

     >> Are not independent directors and (a) sit on the board's audit, compensation or nominating committee, or (b) sit on a board where the majority of the board is not independent;

     >> Attend less than 75 percent of the board and committee meetings without a valid excuse;

     >>   Implement or renew a dead-hand or modified dead-hand poison pill;

     >>   Sit on the boards of an excessive number of companies;

     >> Enacted egregious corporate governance or other policies or failed to replace management as appropriate;

     >> Have failed to act on takeover offers where the majority of the shareholders have tendered their shares; or

     >> Ignore a shareholder proposal that is approved by a majority of the shares outstanding.

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

     >> Long-term financial performance of the target company relative to its industry;

     >>   Management's track record;

     >>   Portfolio manager's assessment;

     >>   Qualifications of director nominees (both slates);

     >> Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and

     >>   Background to the proxy contest.

II. Independent Auditors

     A company should limit its relationship with its auditors to the audit engagement, and certain closely related activities that do not, in the aggregate, raise an appearance of impaired independence. We will support the reappointment of the company's auditors unless:

     >> It is not clear that the auditors will be able to fulfill their function;

     >> There is reason to believe the independent auditors have rendered an opinion that is neither accurate nor indicative of the company's financial position; or

     >> The auditors have a significant professional or personal relationship with the issuer that compromises the auditors' independence.

III. Compensation Programs

     Appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. Plans should not substantially dilute shareholders' ownership interests in the company, provide participants with excessive awards or have objectionable structural features. We will consider all incentives, awards and compensation, and compare them to a company-specific adjusted allowable dilution cap and a weighted average estimate of shareholder wealth transfer and voting power dilution.

     >> We will generally vote against equity-based plans where the total dilution (including all equity-based plans) is excessive.

     >> We will support the use of employee stock purchase plans to increase company stock ownership by employees, provided that shares purchased under the plan are acquired for no less than 85% of their market value.

     >> We will vote against plans that have any of the following structural features: ability to re-price underwater options without shareholder approval, ability to issue options with an exercise price below the stock's current market price, ability to issue reload options, or automatic share replenishment ("evergreen") feature.

     >> We will vote for proposals to reprice options if there is a value-for-value (rather than a share-for-share) exchange.

     >> We will generally support the board's discretion to determine and grant appropriate cash compensation and severance packages.

IV. Corporate Matters

     We will review management proposals relating to changes to capital structure, reincorporation, restructuring and mergers and acquisitions on a case by case basis, considering the impact of the changes on corporate governance and shareholder rights, anticipated financial and operating benefits, portfolio manager views, level of dilution, and a company's industry and performance in terms of shareholder returns.

     >> We will vote for merger and acquisition proposals that the proxy committee and relevant portfolio managers believe, based on their review of the materials, will result in financial and operating benefits, have a fair offer price, have favorable prospects for the combined companies, and will not have a negative impact on corporate governance or shareholder rights.

     >> We will vote against proposals to increase the number of authorized shares of any class of stock that has superior voting rights to another class of stock.

     >> We will vote for proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given a company's industry and performance in terms of shareholder returns.

     >> We will vote for proposals to institute open-market share repurchase plans in which all shareholders participate on an equal basis.

V.       Shareholder Proposals

     Shareholder proposals can be extremely complex, and the impact on share value can rarely be anticipated with any high degree of confidence. The proxy committee reviews shareholder proposals on a case-by-case basis, giving careful consideration to such factors as: the proposal's impact on the company's short-term and long-term share value, its effect on the company's reputation, the economic effect of the proposal, industry and regional norms applicable to the company, the company's overall corporate governance provisions, and the reasonableness of the request.

     >> We will generally abstain from shareholder social and environmental proposals.

     >> We will generally support the board's discretion regarding shareholder proposals that involve ordinary business practices.

     >> We will generally vote for shareholder proposals that are designed to protect shareholder rights if the company's corporate governance standards indicate that such additional protections are warranted.

     >> We will generally vote for proposals to lower barriers to shareholder action.

     >> We will generally vote for proposals to subject shareholder rights plans to a shareholder vote. In evaluating these plans, we give favorable consideration to the presence of "TIDE" provisions (short-term sunset provisions, qualified bid/permitted offer provisions, and/or mandatory review by a committee of independent directors at least every three years).


VI. Other

     >> We will vote against any proposal where the proxy materials lack sufficient information upon which to base an informed decision.

     >> We will vote against any proposals to authorize the proxy to conduct any other business that is not described in the proxy statement.

     >> We will vote any matters not specifically covered by these proxy policies and procedures in the economic best interest of advisory clients.

          AIM's proxy policies, and the procedures noted below, may be amended from time to time.

Proxy Committee Procedures:

     The proxy committee currently consists of representatives from the Legal and Compliance Department, the Investments Department and the Finance Department.

     The committee members review detailed reports analyzing the proxy issues and have access to proxy statements and annual reports. Committee members may also speak to management of a company regarding proxy issues and should share relevant considerations with the proxy committee. The committee then discusses the issues and determines the vote. The committee shall give appropriate and significant weight to portfolio managers' views regarding a proposal's impact on shareholders. A proxy committee meeting requires a quorum of three committee members, voting in person or by e-mail.

     AIM's proxy committee shall consider its fiduciary responsibility to all clients when addressing proxy issues and vote accordingly. The proxy committee may enlist the services of reputable outside professionals and/or proxy evaluation services, such as Institutional Shareholder Services or any of its subsidiaries ("ISS"), to assist with the analysis of voting issues and/or to carry out the actual voting process. To the extent the services of ISS or another provider are used, the proxy committee shall periodically review the policies of that provider. The proxy committee shall prepare a report for the Funds' Board of Trustees on a periodic basis regarding issues where AIM's votes do not follow the recommendation of ISS or another provider because AIM's proxy policies differ from those of such provider.

     In addition to the foregoing, the following shall be strictly adhered to unless contrary action receives the prior approval of the Funds' Board of
     Trustees:

     1.   Other  than  by  voting  proxies  and   participating   in  Creditors'
          committees, AIM shall not engage in conduct that involves an attempt to change or influence the control of a company.

     2. AIM will not publicly announce its voting intentions and the reasons therefore.

     3. AIM shall not participate in a proxy solicitation or otherwise seek proxy-voting authority from any other public company shareholder.

     4. All communications regarding proxy issues between the proxy committee and companies or their agents, or with fellow shareholders shall be for the sole purpose of expressing and discussing AIM's concerns for its advisory clients' interests and not for an attempt to influence or control management.

Business/Disaster Recovery:

     If the proxy committee is unable to meet due to a temporary business interruption, such as a power outage, a sub-committee of the proxy committee may vote proxies in accordance with the policies stated herein. If the sub-committee of the proxy committee is not able to vote proxies, the sub-committee shall authorize ISS to vote proxies by default in accordance with ISS' proxy policies and procedures, which may vary slightly from AIM's.

Restrictions Affecting Voting:

     If a country's laws allow a company in that country to block the sale of the company's shares by a shareholder in advance of a shareholder meeting, AIM will not vote in shareholder meetings held in that country, unless the company represents that it will not block the sale of its shares in connection with the meeting. Administrative or other procedures, such as securities lending, may also cause AIM to refrain from voting. Although AIM considers proxy voting to be an important shareholder right, the proxy committee will not impede a portfolio manager's ability to trade in a stock in order to vote at a shareholder meeting.

Conflict of Interest:

     The proxy committee reviews each proxy to assess the extent to which there may be a material conflict between AIM's interests and those of advisory clients. A potential conflict of interest situation may include where AIM or an affiliate manages assets for, administers an employee benefit plan for, provides other financial products or services to, or otherwise has a material business relationship with, a company whose management is soliciting proxies, and failure to vote proxies in favor of management of the company may harm AIM's relationship with the company. In order to avoid even the appearance of impropriety, the proxy committee will not take AIM's relationship with the company into account, and will vote the company's proxies in the best interest of the advisory clients, in accordance with these proxy policies and procedures. In the event that AIM's proxy policies and voting record do not guide the proxy committee's vote in a situation where a conflict of interest exists, the proxy committee will vote the proxy in the best interest of the advisory clients, and will provide information regarding the issue to the Funds' Board of Trustees in the next quarterly report.To the extent that a committee member has any conflict of interest with respect to a company or an issue presented, that committee member should inform the proxy committee of such conflict and abstain from voting on that company or issue.

Fund of Funds:

     When an AIM Fund that invests in another AIM Fund(s) has the right to vote on the proxy of the underlying AIM Fund, AIM will seek guidance from the Board of Trustees of the investing AIM Fund on how to vote such proxy.

                                 APPENDIX B

                                PROXY VOTING

     The Goldman Sachs Group, Inc.


     The Trust, on behalf of the Funds, has delegated the voting of portfolio securities to the Investment Adviser. The Investment Adviser has adopted policies and procedures (the "Policy") for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Funds. Under the Policy, the Investment Adviser's guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company's shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect the Investment Adviser's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

     The principles and positions reflected in the Policy are designed to guide the Investment Adviser in voting proxies, and not necessarily in making investment decisions. Senior management of the Investment Adviser will periodically review the Policy to ensure that it continues to be consistent with the Investment Adviser's guiding principles.

Public Equity Investments. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser follows proxy voting guidelines (the "Guidelines") developed by Institutional Shareholder Services ("ISS"), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. Attached as Appendix B is a summary of the Guidelines.

     ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is the Investment Adviser's policy generally to follow the Guidelines and recommendations from ISS, the Investment Adviser's portfolio management teams ("Portfolio Management Teams") retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

     In addition to assisting the Investment Adviser in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Investment Adviser to determine whether they are consistent with the Investment Adviser's guiding principles. ISS also assists the Investment Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

     The Investment Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Investment Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Investment Adviser currently receives from ISS.

     The Investment Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Investment Adviser's use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS's recommendations, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc.

Fixed Income and Private Investments. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund's managers based on their assessment of the particular transactions or other matters at issue.

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on or through the Funds' website at http://www.gs.com/funds and on the SEC's website at http://www.sec.gov.

                                  APPENDIX B
                  ISS PROXY VOTING GUIDELINES SUMMARY

The following is a summary of certain of the ISS Proxy Voting Guidelines, which form the substantive basis of the Investment Adviser's Policy on Proxy Voting ("Policy") with respect to public equity investments. Unlike the abbreviated nature of this summary, the actual ISS Proxy Voting Guidelines address additional voting matters and provide more discussion regarding the factors that may determine ISS's position on a matter. The Investment Adviser may diverge from the ISS guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

1.   Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent,

o    Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2.   Board of Directors

a.   Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be made on a CASE-BY-CASE basis, examining, among other factors, the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, and whether the chairman is also serving as a CEO.

b.   Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

c.   Independent Chairman (Separate Chairman/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal.

d.   Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3.   Shareholder Rights

a.   Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

b.   Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c.   Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.

Vote FOR proposals to lower supermajority vote requirements.

d.   Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

e.   Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   Proxy Contests

a.   Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include, among others, the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

b.   Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

5.   Poison Pills

Vote FOR shareholder proposals that ask a company to submit its poison pill to shareholder vote or redeem it.

6.   Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions based on such features, among others, as the fairness opinion, pricing, prospects of the combined company, and the negotiating process.

7.       Reincorporation Proposals

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8.       Capital Structure

a.       Common Stock Authorization

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

b.       Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

9.   Executive and Director Compensation

Votes with respect to equity based compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing of underwater stock options without shareholder approval.

a.   Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

o        Historic trading patterns

o        Rationale for the repricing

o        Value-for-value exchange

o        Option vesting

o        Term of the option

o        Exercise price

o        Participation
b.       Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

o    Purchase price is at least 85 percent of fair market value;

o    Offering period is 27 months or less; and

o    Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

c.   Shareholder Proposals on Compensation

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information and shareholder proposals to put option repricings to a shareholder vote. Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10.  Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

Generally, ISS votes CASE-BY-CASE on such proposals. However, there are certain specific topics where ISS generally votes FOR the proposal (e.g., proposals seeking a report on a company's animal welfare standards) or AGAINST the proposal (e.g., reports on foreign military sales or offsets).

                               HARRIS ASSOCIATES L.P.

                                PROXY VOTING POLICIES

Harris Associates L.P. ("Harris") believes that proxy voting rights are valuable portfolio assets and an important part of our investment process, and we exercise our voting responsibilities as a fiduciary solely with the goal of serving the best interests of our clients in their capacity as shareholders of a company. As an investment manager, Harris is primarily concerned with maximizing the value of its clients' investment portfolios. Harris has long been active in voting proxies on behalf of shareholders in the belief that the proxy voting process is a significant means of addressing crucial corporate governance issues and encouraging corporate actions that are believed to enhance shareholder value. We have a Proxy Committee comprised of investment professionals that reviews and recommends policies and procedures regarding our proxy voting and ensures compliance with those policies.

The proxy voting guidelines below summarize Harris' position on various issues of concern to investors and give a general indication of how proxies on portfolio securities will be voted on proposals dealing with particular issues. We will generally vote proxies in accordance with these guidelines, except as otherwise determined by the Proxy Committee, unless the client has specifically instructed us to vote otherwise. These guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies vary, there may be instances when Harris may not vote in strict adherence to these guidelines. Our investment professionals, as part of their ongoing review and analysis of all portfolio holdings, are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders, and notifying the Proxy Committee if they believe the economic interests of shareholders may warrant a vote contrary to these guidelines. In such cases, the Proxy Committee will determine how the proxies will be voted.

In determining the vote on any proposal, the Proxy Committee will consider the proposal's expected impact on shareholder value and will not consider any benefit to Harris, its employees, its affiliates or any other person, other than benefits to the owners of the securities to be voted, as shareholders.

Harris considers the reputation, experience and competence of a company's management when it evaluates the merits of investing in a particular company, and we invest in companies in which we believe management goals and shareholder goals are aligned. When this happens, by definition, voting with management is generally the same as voting to maximize the expected value of our investment. Accordingly, on most issues, our votes are cast in accordance with management's recommendations. This does not mean that we do not care about corporate governance. Rather, it is confirmation that our process of investing with shareholder aligned management is working. Proxy voting is not always black and white, however, and reasonable people can disagree over some matters of business judgment. When we believe management's position on a particular issue is not in the best interests of our clients, we will vote contrary to management's recommendation.

VOTING GUIDELINES

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues

Harris believes that boards should have a majority of independent directors and that audit, compensation and nominating committees should generally consist solely of independent directors.

          1. Harris will normally vote in favor of the slate of directors recommended by the issuer's board provided that a majority of the directors would be independent.

          2. Harris will normally vote in favor of proposals to require a majority of directors to be independent.

          3. Harris will normally vote in favor of proposals that audit, compensation and nominating committees consist solely of independent directors, and will vote against the election of non-independent directors who serve on those committees.

          4. Harris will normally vote in favor of proposals regarding director indemnification arrangements.

          5. Harris will normally vote against proposals advocating classified or staggered boards of directors.

          6. Harris will normally vote in favor of cumulative voting for directors.

Auditors

Harris believes that the relationship between an issuer and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities such as financial statement preparation and tax-related services that do not raise any appearance of impaired independence.

          1. Harris will normally vote in favor of ratification of auditors selected by the board or audit committee, subject to the above.

          2. Harris will normally vote against proposals to prohibit or limit fees paid to auditors for all non-audit services, subject to the above.

          3. Harris will normally vote in favor of proposals to prohibit or limit fees paid to auditors for general management consulting services other than auditing, financial statement preparation and controls, and tax-related services.

Equity Based Compensation Plans

Harris believes that appropriately designed equity-based compensation plans approved by shareholders can be an effective way to align the interests of long-term shareholders and the interests of management, employees and directors. However, we are opposed to plans that substantially dilute our ownership interest in the company, provide participants with excessive awards or have inherently objectionable structural features.

          1.   Harris  will   normally  vote  against  such  plans  where  total
               potential dilution (including all equity-based plans) exceeds 15% of shares outstanding.

          2. Harris will normally vote in favor of plans where total potential dilution (including all equity-based plans) does not exceed 15% of shares outstanding.

          3. Harris will normally vote in favor of proposals to require expensing of options.

          4. Harris will normally vote against proposals to permit repricing of underwater options.

          5.   Harris will normally  vote against  proposals to require that all
               option   plans   have  a   performance-based   strike   price  or
               performance-based vesting.

          6. Harris will normally vote against shareholder proposals that seek to limit directors' compensation to common stock.

          7. Harris will normally vote in favor of proposals for employee stock purchase plans, so long as shares purchased through such plans are sold at no less than 85% of current market value.

     Corporate Structure and Shareholder Rights

     Harris generally believes that all shareholders should have an equal voice and that barriers which limit the ability of shareholders to effect change and to realize full value are not desirable.

          1. Harris will normally vote in favor of proposals to increase authorized shares.

          2. Harris will normally vote in favor of proposals to authorize the repurchase of shares.

          3. Harris will normally vote against proposals creating or expanding supermajority voting rights.

          4. Harris will normally vote against the issuance of poison pill preferred shares.

          5. Harris will normally vote in favor of proposals for stock splits and reverse stock splits.

          6.   Harris  will  normally   vote  against   proposals  to  authorize
               different classes of stock with different voting rights.

     Routine Corporate Matters

     Harris will generally vote in favor of routine business matters such as approving a motion to adjourn the meeting, declaring final payment of dividends, approving a change in the annual meeting date and location, approving the minutes of a previously held meeting, receiving consolidated financial statements, change of corporate name and similar matters.

     Social Responsibility Issues

     Harris believes that matters related to a company's day-to-day business operations are primarily the responsibility of management and should be reviewed and supervised solely by the company's board of directors. Harris is focused on maximizing long-term shareholder value and will typically vote against shareholder proposals requesting that a company disclose or amend certain business practices unless we believe a proposal would have a substantial positive economic impact on the company.


VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated under the laws of countries outside the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing foreign issuers may, in some cases, provide substantially less protection for shareholders. As a result, the foregoing guidelines, which are premised on the existence of a sound corporate governance and disclosure framework, may not be appropriate under some circumstances for foreign issuers. Harris will generally vote proxies of foreign issuers in accordance with the foregoing guidelines where appropriate.

In some non-U.S. jurisdictions, sales of securities voted may be prohibited for some period of time, usually between the record and meeting dates ("share blocking"). Since these time periods are usually relatively short in light of our long-term investment strategy, in most cases, share blocking will not impact our voting decisions. However, there may be occasions where the loss of investment flexibility resulting from share blocking will outweigh the benefit to be gained by voting.

CONFLICTS OF INTEREST

The Proxy Committee, in consultation with the Legal and Compliance Departments, is responsible for monitoring and resolving possible material conflicts of interest with respect to proxy voting. A conflict of interest may exist, for example, when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Harris or Harris is actively soliciting business from the issuer; (ii) when we are aware that a proponent of a proxy proposal has a business relationship with Harris or Harris is actively soliciting such business (e.g., an employee group for which Harris manages money); (iii) when we are aware that Harris has business relationships with participants in proxy contests, corporate directors or director candidates; or (iv) when we are aware that a Harris employee has a personal interest in the outcome of a particular matter before shareholders (e.g., a Harris executive has an immediate family member who serves as a director of a company). Any employee with knowledge of any conflict of interest relating to a particular proxy vote shall disclose that conflict to the Proxy Committee. In addition, if any member of the Proxy Committee has a conflict of interest, he will recuse himself from any consideration of the matter, and an alternate member of the committee will act in his place.

Harris is committed to resolving any such conflicts in its clients' collective best interest, and accordingly, we will vote pursuant to the Guidelines set forth in this Proxy Voting Policy when conflicts of interest arise. When there are proxy voting proposals that give rise to a conflict of interest and are not addressed by the Guidelines, Harris will vote in accordance with the guidance of Institutional Shareholder Services ("ISS"). If ISS has not provided guidance with respect to the proposal or if we believe the recommendation of ISS is not in the best interests of our clients, the Proxy Committee will refer the matter to (1) the Executive Committee of the Board of Trustees of Harris Associates Investment Trust for a determination of how shares held in The Oakmark Family of Funds will be voted, and (2) the Proxy Voting Conflicts Committee consisting of Harris' General Counsel, Director of Compliance and Chief Financial Officer for a determination of how shares held in all other client accounts will be voted. Each of those committees will keep a written record of the basis for its decision.

VOTING PROCEDURES

The following procedures have been established with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Harris, for which Harris has voting responsibility.

Proxy Voting Committee. The Proxy Voting Committee (the "Committee") is responsible for recommending proxy voting guidelines, establishing and maintaining policies and procedures for proxy voting, and ensuring compliance with these policies and procedures. The Committee consists of three investment professionals including one domestic portfolio manager, one domestic research analyst, and one international research analyst. Committee members serve for three years with members replaced on a rotating basis. New Committee members are nominated by the Committee and confirmed by Harris' Chief Executive Officer. The Committee also has two alternate members (one domestic analyst and one international analyst) either of whom may serve in the absence of a regular member of the Committee.

Proxy Administrator. The Proxy Administrator is an employee of Harris reporting to the Director of Compliance and is responsible for ensuring that all votes are cast and that all necessary records are maintained reflecting such voting.

Proxy Voting Services. Harris has engaged two independent proxy voting services to assist in the voting of proxies. These proxy voting services provide the firm with information concerning shareholder meetings, electronic voting, recordkeeping and reporting services, research with respect to companies, and proxy voting guidance and recommendations.

Voting Decisions. As described in the Proxy Voting Policy, the Firm has established proxy voting guidelines on various issues. We will generally vote proxies in accordance with these guidelines except as otherwise determined by the Proxy Committee. The Proxy Administrator is responsible for forwarding proxy proposals to the Firm's research analyst who follows the company. If the analyst believes the proxy should be voted in accordance with the guidelines, he initials the proposal and returns it to the Proxy Administrator. If the analyst believes the proxy should be voted contrary to the guidelines or if the guidelines do not address the issue presented, he submits the proposal and his recommended vote to the Proxy Committee which reviews the proposal and the analyst's recommendation and makes a voting decision by majority vote. That decision is reflected on a form initialed by the analyst and a majority of the Proxy Committee and returned to the Proxy Administrator.

In the case of securities that are not on the firm's Approved Lists of domestic, international or small cap securities approved for purchase in managed accounts, the Proxy Administrator will vote all shares in accordance with the firm's guidelines or, if the guidelines do not address the particular issue, in accordance with Institutional Shareholder Services' guidance.

In the case of a conflict of interest (as described in the Proxy Voting Policy), the Proxy Administrator will vote in accordance with the procedures set forth in the Conflict of Interest provisions described in the Policy.

Voting Ballots. For shares held in The Oakmark Family of Funds, the Proxy Administrator sends a holdings file to the applicable proxy voting service reflecting the holdings in the Funds. The proxy voting service is responsible for reconciling this information with the information it receives from the Funds' custodian and bringing any discrepancies to the attention of the Proxy Administrator. The Proxy Administrator works with the proxy voting service and the Funds' custodian to resolve any discrepancies to ensure that all shares entitled to vote will be voted. For shares held in all other client accounts, the Proxy Administrator downloads electronic files from the applicable proxy voting service that contain information regarding company meetings and proxy proposals and the accounts and shares of record held by Harris clients. The Proxy Administrator reconciles this information with the firm's own records in order to ensure that all shares entitled to vote will be voted.

The Proxy Administrator casts votes electronically through the proxy voting services. Any votes that cannot be cast through either system are voted online by the Proxy Administrator using proxyvote.com and then input to the proxy voting service system for recordkeeping and reporting.

Recordkeeping and Reporting. Harris will maintain records of proxy voting proposals received, records of votes cast on behalf of clients, and any documentation material to a proxy voting decision as required by law. Upon request, or on an annual basis for ERISA accounts, Harris will provide clients with the proxy voting record for that client's account. Beginning in August 2004, on an annual basis, Harris will make available the voting record for The Oakmark Funds for the previous one-year period ended June 30th.

As of December 2004

                          Janus Capital Management LLC
                             Proxy Voting Guidelines


The Janus Proxy Voting Guidelines (the "Guidelines") below summarize Janus Capital Management LLC's ("Janus") positions on various issues of concern to investors and give a general indication of how portfolio securities will be voted on proposals dealing with particular issues. The Guidelines, together with the Janus Proxy Voting Procedures (the "Procedures"), will be used for voting proxies on behalf of all Janus clients (including mutual funds) for which Janus has voting authority. Janus will only accept direction from a client to vote proxies for that client's account pursuant to: 1) the Guidelines; 2) the recommendations of Institutional Shareholder Services ("ISS"); or 3) the recommendations of ISS under their Proxy Voter Services program.


Janus has retained the services of ISS (the "Proxy Voting Service"), an industry expert in proxy issues and corporate governance matters. The Proxy Voting Service provides Janus with in-depth analysis and recommendations on complex proxy issues. While Janus attempts to apply the following Guidelines to proxy proposals, Janus reserves the right to use the Proxy Voting Service's expertise and recommendations on more complex issues, including: executive compensation, foreign issuer proxies, and proposals that may not otherwise be addressed by the Guidelines. The Proxy Voting Service is instructed to vote all proxies relating to portfolio securities in accordance with these Guidelines, except as otherwise instructed by Janus.



The Guidelines are not exhaustive and do not include all potential voting issues. Because proxy issues and the circumstances of individual companies are so varied, there may be instances when Janus may not vote in strict adherence to the Guidelines. In addition, Janus portfolio managers and assistant portfolio managers are responsible for monitoring significant corporate developments, including proxy proposals submitted to shareholders and notifying the Proxy Administrator in the Investment Accounting Group of circumstances where the interests of Janus' clients may warrant a vote contrary to the Guidelines. In such instances, the portfolio manager or assistant portfolio manager will submit a written rationale to the Proxy Voting Committee. The Proxy Voting Committee reviews the rationale to determine: i) whether the rationale appears reasonable; and ii) whether any business relationship with the issuer of the proxy could have created a conflict of interest influencing the vote (see Procedures for additional Conflicts of Interest details).



In many foreign markets, shareholders who vote proxies for shares of a foreign issuer are not able to trade in that company's stock within a given period of time on or around the shareholder meeting date. This practice is known as "share blocking." In countries where share blocking is practiced, Janus will only vote proxies if the portfolio manager or assistant portfolio manager determines that the shareholder benefit of voting the proxies outweighs the risk of not being able to sell the securities. In addition, international issuers may be subject to corporate governance standards and a proxy solicitation process that substantially differs from domestic standards and practices. Janus will generally vote international issuer proxies using the Guidelines unless; the application of the Guidelines is inconsistent with corporate governance standards and practices in the foreign market.


The Janus funds participate in a securities lending program under which shares of an issuer could be on loan while that issuer is conducting a proxy solicitation. As part of the securities lending program, if the securities stay on loan during the proxy solicitation, the fund lending the security cannot vote that proxy. In this situation, the fund will attempt to call back the loan and vote the proxy if time permits.

In circumstances where the Janus funds held a security as of record date, but Janus sells its holdings prior to the shareholder meeting, Janus will abstain from voting that proxy.

The following guidelines are grouped according to the types of proposals generally presented to shareholders.

Board of Directors Issues


The quality of management is a key consideration in the decision to invest in a company. Because management is in the best possible position to evaluate the qualifications and needs of a particular board, Janus considers the recommendation of management to be an important factor in making these decisions.

1. For domestic market and applicable foreign market issuers, Janus will generally vote in favor of slates of director candidates that have a majority independent directors and oppose slates of director candidates that do not have a majority independent director.

2. After taking into consideration country-specific practices, Janus will generally vote in favor of uncontested director candidates, unless they:

o attend less than 75% of the board and committee meetings without a valid excuse;
o ignore shareholder proposals that are approved by a majority of the shares outstanding;
o are non-independent directors and sit on the audit, compensation or nominating committees;
o are non-independent directors and the board does not have an audit, compensation, or nominating committees; or
o are audit committee members and the non-audit fees paid to the auditor are `excessive' (as determined by the Proxy Voting Service).



3. Janus will evaluate proposals relating to contested director candidates and/or contested slates of directors on case-by-case basis.*

4. Janus will generally vote in favor of proposals to increase the minimum number of independent directors.

5. Janus believes that attracting qualified director candidates is important to overall company success and effective corporate governance. As such, Janus will generally vote in favor of proposals regarding director indemnification arrangements.

6. Janus will generally vote in favor of proposals to increase the size of a board of directors so long as the board has a majority independent directors.

7. If the purpose of the proposal is to promote anti-takeover measures, Janus will generally vote against proposals relating to decreasing the size of a board of directors.


8. Janus will generally vote against proposals advocating classified or staggered boards of directors.

9. Janus will generally vote with management regarding proposals to declassify a board.

10. Janus will generally vote in favor of proposals to separate the role of the Chairman from the role of the CEO.

Auditors

11. Janus will vote in favor of proposals asking for approval of auditors, unless: (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) fees for non-audit services are excessive (more than 50% of total fees); or (3) there is reason to believe that the independent auditor has rendered an opinion, which is neither accurate nor indicative of the company's financial position.

12.  Janus  will  evaluate   proposals  relating  to  contested  auditors  on  a
     case-by-case basis.*


13. Janus will generally vote in favor of proposals to appoint internal statutory auditors.


Equity Based Compensation Plans


Equity based compensation plans are important tools in attracting and retaining desirable employees. Janus believes these plans should be carefully applied with the intention of maximizing shareholder value. With this in mind, Janus will evaluate proposals relating to executive and director compensation plans on a case-by-case basis.

Janus will assess the potential cost of an equity based compensation plan using the research provided by the Proxy Voting Service. The research is designed to estimate the total cost of a proposed plan, both in terms of voting dilution cost and transfer of shareholder value. Janus will evaluate whether the estimated cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-based, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is above the allowable cap, Janus will vote against the plan. For foreign issuers, Janus will oppose plans where dilution: i) is in excess of 5 percent for mature companies; and ii) in excess of 10% for growth companies (as determined by research received from the Proxy Voting Service).

In addition, Janus will generally oppose plans that:

o        provide for  repricing of underwater options;
o        provide for automatic replenishment ("evergreen") or reload options;
         and/or
o create an inconsistent relationship between long term share performance and compensation increases.


Other Compensation Related Proposals


14. Janus will generally vote in favor of proposals relating to ESPPs - so long as shares purchased through plans are priced no less than 15% below market value.

15. Janus will generally vote in favor of proposals requiring the expensing of options.

16. Janus will generally oppose proposals requesting approval to make material amendments to equity based compensation plans without shareholder approval.

17. Janus will generally oppose proposals regarding the repricing of underwater options.

18. Janus will generally oppose proposals requesting approval of loans to officers, executives and board members of an issuer.

19. Janus will generally oppose proposals requesting approval of automatic share replenishment ("evergreen") features of equity based compensation plans.

20. Janus will generally oppose the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period).

21. Janus will vote in favor of proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

22. Janus will vote on a case-by-case basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

         o The parachute should be less attractive than an ongoing employment opportunity with the firm;
         o The triggering mechanism should be beyond the control of management; and
         o The amount should not exceed three times base salary plus guaranteed benefits.

23. Janus will generally vote in favor of proposals intended to increase long-term stock ownership by executives, officers and directors. These may include:

         o requiring executive officers and directors to hold a minimum amount of stock in the company;
         o requiring stock acquired through exercised options to be held for a certain period of time; and
         o    using restricted stock grants instead of options.

     Other Corporate Matters

24. Janus will generally vote in favor of proposals relating to the issuance of dividends and stock splits.

25. Janus will generally vote against proposals regarding supermajority voting rights (for example to approve acquisitions or mergers).

26. Janus will generally oppose proposals for different classes of stock with different voting rights.

27. Janus will evaluate proposals relating to issuances with and without preemptive rights on a case-by-case basis. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service.*

28. Janus will generally vote against proposals seeking to implement measures designed to prevent or obstruct corporate takeovers (includes "poison pills").

29. Janus will evaluate proposals seeking to increase the number of shares of common stock authorized for issue on a case-by-case basis. For domestic issuers, Janus will use quantitative criteria provided by the Proxy Voting Service to measure the reasonableness of the proposed share increase as compared against a measure of industry peers. For foreign issuer proxies, Janus will solicit research from the Proxy Voting Service.

30. Janus will evaluate proposals regarding the issuance of debt, including convertible debt, on a case-by-case basis.*

31. Janus will generally vote in favor of proposals regarding the authorization of the issuer's Board of Directors to repurchase shares.

32.  Janus will evaluate plans of reorganization on a case-by-case basis.*

33. Janus will generally vote in favor of proposals regarding changes in the state of incorporation of an issuer.

34. Janus will generally vote in favor of proposals regarding changes in company name.

35. Janus will evaluate proposals relating to the continuance of a company on a case-by-case basis.*

36. Janus will evaluate proposals regarding acquisitions, mergers, tender offers or changes in control on a case-by-case basis.*

37. Janus will generally oppose proposals to authorize preferred stock whose voting, conversion, dividend and other rights are determined at the discretion of the Board of Directors when the stock is issued ("blank check stock").

38. Janus will generally vote in favor of proposals to lower the barriers to shareholder action (i.e., limited rights to call special meetings, limited rights to act by written consents).

39.  Janus will generally vote in favor of proposals to adopt cumulative voting.

40. Janus will generally vote in favor of proposals to require that voting be confidential.

41. Janus will generally oppose proposals requesting authorization of political contributions (mainly foreign).

42.  Janus  will  generally   vote  in  favor  of  proposals   relating  to  the
     administration of an annual shareholder meeting.

43. Janus will vote against proposals to approve "other business" when it appears as voting item.


Shareholder Proposals

Janus Capital is primarily concerned with the economic impact of shareholder proposals on a company's short and long-term share value. Janus will generally apply the Guidelines to shareholder proposals while weighing the following considerations:

44. Janus will generally abstain from voting on shareholder proposals that relate to social, moral or ethical issues, or issues that place arbitrary constraints on the board or management of a company.

45. For shareholder proposals outside the scope of the Guidelines, Janus will solicit additional research and a recommendation from the Proxy Voting Service. Janus will always reserve the right to over-ride a recommendation provided by the Proxy Voting Service.*



-------------------------------------------------------------------------------

* All discretionary votes of this nature are cast solely in the interests of shareholders and without regard to any other Janus relationship, business or otherwise.

                          JANUS CAPITAL MANAGEMENT LLC

                             Proxy Voting Procedures
                                  December 2004

The following represents the procedures for Janus Capital Management LLC ("Janus") with respect to the voting of proxies on behalf of all clients, including mutual funds advised by Janus, for which Janus has voting responsibility and the keeping of records relating to proxy voting.

General Policy. Janus votes proxies in the best interest of if its clients. Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service). Janus will only accept direction from a client to vote proxies for that client's account pursuant to 1) Janus' Proxy Voting Guidelines 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

ERISA Plan Policy. On behalf of client accounts subject to ERISA, Janus seeks to discharge its fiduciary duty by voting proxies solely in the best interest of the participants and beneficiaries of such plans. Janus recognizes that the exercise of voting rights on securities held by ERISA plans for which Janus has voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence. In voting proxies for ERISA accounts, Janus will exercise its fiduciary responsibility to vote all proxies for shares for which it has investment discretion as investment manager unless the power to vote such shares has been retained by the appointing fiduciary as set forth in the documents in which the named fiduciary has appointed Janus as investment manager.

Proxy Voting Committee. The Janus Proxy Voting Committee (the "Committee") develops Janus' positions on all major corporate issues, creates guidelines and oversees the voting process. The Committee is comprised of the Director of Research, the Vice President of Investment Operations, the Vice President of Investment Accounting and the Chief Compliance Officer. Internal legal counsel serves as a consultant to the Committee and is a non-voting member. A quorum is required for all Committee meetings. In creating proxy voting recommendations, the Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Committee establishes its recommendations, they are distributed to Janus' portfolio managers1 for review and comment. Following portfolio manager input on the recommendations, they are implemented as the Janus Proxy Voting Guidelines (the "Guidelines"). While the Committee sets the Guidelines and serves as a resource for Janus portfolio management, it does not have proxy voting authority for any proprietary or non-proprietary mutual fund or any investment advisory client. The portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Guidelines. However, a portfolio manager may choose to vote contrary to the Guidelines. When portfolio managers cast votes which are contrary to the Guidelines, they are required to document their reasons in writing for the Committee. In many cases, a security may be held by multiple portfolio managers. Portfolio managers are not required to cast consistent votes. Annually the Janus Funds Board of Trustees, or a committee thereof, will review Janus' proxy voting process, policies and voting records.

Investment Accounting Operations Group. The Investment Accounting Operations Group is responsible for administering the proxy voting process as set forth in these procedures. The Proxy Administrator in the Investment Accounting Operations Group works with the proxy voting service and is responsible for ensuring that all meeting notices are reviewed against the Guidelines and proxy matters are communicated to the portfolio managers and analysts for consideration pursuant to the Guidelines.

Voting and Use of Proxy Voting Service. Janus has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service is responsible for coordinating with the clients' custodians to ensure that all proxy materials received by the custodians relating to the clients' portfolio securities are processed in a timely fashion. In addition, the Proxy Voting Service is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to Janus upon request.

To the extent applicable, the Proxy Voting Service will process all proxy votes in accordance with the Guidelines. Portfolio managers may decide to vote their proxies consistent with the Guidelines and instruct the Proxy Administrator to vote all proxies accordingly. In such cases, he or she may request to review the vote recommendations and sign-off on all the proxies before the votes are cast, or may choose to only sign-off on those votes cast against management. The portfolio managers are also given the option of reviewing and determining the votes on all proxies without utilizing the Guidelines. In all cases, the portfolio mangers may elect to receive a weekly report summarizing all proxy votes in his or her client accounts. Portfolio managers who vote their proxies inconsistent with the Guidelines are required to document the rationale for their vote. The Proxy Administrator is responsible for maintaining this documentation. If the Proxy Administrator does not receive a voting instruction from a Portfolio Manager, and the Guidelines require Portfolio Manager input on the issue, the vote will be cast by the Chief Investment Officer or the Director of Research.

The Proxy Voting Service will refer proxy questions to the Proxy Administrator for instructions under circumstances where: (1) the application of the Guidelines is unclear; (2) a particular proxy question is not covered by the Guidelines; or (3) the Guidelines call for Janus portfolio manager input. The Proxy Administrator solicits feedback from the Portfolio Manager or the Committee as required. Janus also utilizes research services relating to proxy questions provided by the Proxy Voting Service.

Procedures for Proxy Issues Outside the Guidelines. In situations where the Proxy Voting Service refers a proxy question to the Proxy Administrator, the Proxy Administrator will consult with the portfolio manager regarding how the shares will be voted. The Proxy Administrator will refer such questions, through a written request, to the portfolio manager(s) who holds the security for a voting recommendation. The Proxy Administrator may also refer such questions, through a written request to any member of the Committee, but the Committee cannot direct the Proxy Administrator how to vote. If the proxy issue raises a conflict of interest (see Conflict of Interest discussion below), the portfolio manager will document how the proxy should be voted and the rationale for such recommendation. If the portfolio manager has had any contact with persons outside of Janus (excluding routine communications with proxy solicitors) regarding the proxy issue, the portfolio manager will disclose that contact to the Committee. The Committee will review the portfolio manager's voting recommendation. If the Committee believes a conflict exists and that the portfolio manager's voting recommendation is not in the best interests of the shareholders, the Committee will refer the issue to the Janus Chief Investment Officer (or the Director of Research in his/her absence) to determine how to vote.

Conflicts of Interest. The Committee is responsible for monitoring and resolving possible material conflicts with respect to proxy voting. Because the Guidelines are pre-determined and designed to be in the best interests of shareholders, application of the Guidelines to vote client proxies should, in most cases, adequately address any possible conflicts of interest. In instances where a portfolio manager proposes to vote a proxy inconsistent with the Guidelines, the Committee will review the proxy votes to determine whether the portfolio manager's voting rationale appears reasonable and no material conflict exists.

A conflict of interest may exist, for example, if Janus has a business relationship with (or is actively soliciting business from) either the company soliciting the proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote. In addition, any portfolio manager with knowledge of a personal conflict of interest (i.e., a family member in a company's management) relating to a particular referral item shall disclose that conflict to the Committee and may be required to recuse himself or herself from the proxy voting process. Issues raising possible conflicts of interest are referred by the Proxy Administrator to the Committee for resolution. If the Committee does not agree that the portfolio manager's rationale is reasonable, the Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

Reporting and Record Retention. Upon request, on an annual basis, Janus will provide its non-mutual fund clients with the proxy voting record for that client's account. Starting in August 2004, on an annual basis, Janus will provide its proxy voting record for each proprietary mutual fund for the one-year period ending on June 30th on Janus' website.

Janus retains proxy statements received regarding client securities, records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Janus regarding votes cast in contradiction to the Janus guidelines. In addition, any document prepared by Janus that is material to a proxy voting decision such as the Janus Proxy Voting Guidelines, Proxy Voting Committee materials and other internal research relating to voting decisions will be kept. Proxy statements received from issuers are either available on the SEC's EDGAR database or are kept by a third party voting service and are available on request. All proxy voting materials and supporting documentation are retained for a minimum of 6 years.

                          Janus Capital Management LLC
                                  Proxy Voting
                                  December 2004

Janus seeks to vote proxies in the best interests of if its clients. For any mutual fund advised or subadvised by Janus and for which Janus has proxy voting authority, Janus will vote all proxies pursuant to the Janus Proxy Voting Guidelines (the "Janus Guidelines"). With respect to Janus' non-mutual fund clients, Janus will not accept direction as to how to vote individual proxies for which it has voting responsibility from any other person or organization (other than the research and information provided by the Proxy Voting Service). Janus will only accept direction from its non-mutual fund clients to vote proxies for a client's account pursuant to 1) Janus' Proxy Voting Guidelines (the "Janus Guidelines") 2) the recommendations of Institutional Shareholder Services or 3) the recommendations of Institutional Shareholder Services under their Proxy Voter Services program.

Proxy Voting Procedures

Janus developed the Janus Guidelines to influence how Janus portfolio managers vote proxies on securities held by the portfolios Janus manages. The Janus Guidelines, which include recommendations on most major corporate issues, have been developed by the Janus Proxy Voting Committee (the "Proxy Voting Committee") in consultation with Janus portfolio managers and Janus Capital's Office of the Chief Investment Officer. In creating proxy voting recommendations, the Proxy Voting Committee analyzes proxy proposals from the prior year and evaluates whether those proposals would adversely affect shareholders' interests. Once the Proxy Voting Committee establishes its recommendations, they are distributed to Janus' portfolio managers and Janus Capital's Chief Investment Officer for input. Once agreed upon, the recommendations are implemented as the Janus Guidelines. Janus portfolio managers are responsible for proxy votes on securities they own in the portfolios they manage. Most portfolio managers vote consistently with the Janus Guidelines, however, a portfolio manager may choose to vote differently than the Janus Guidelines.

The role of the Proxy Voting Committee is to work with Janus portfolio management and Janus Capital's Chief Investment Officer to develop the Janus Guidelines. The Proxy Voting Committee also serves as a resource to portfolio management with respect to proxy voting and oversees the proxy voting process. The Proxy Voting Committee's oversight responsibilities include monitoring for and resolving material conflicts of interest with respect to proxy voting. Janus believes that application of the Janus Guidelines to vote mutual fund proxies should, in most cases, adequately address any possible conflicts of interest since the Janus Guidelines are pre-determined. However, for proxy votes that are inconsistent with the Janus Guidelines, the Proxy Voting Committee will review the proxy votes in order to determine whether the portfolio manager's voting rationale appears reasonable and no material conflicts exist. If the Proxy Voting Committee does not agree that the portfolio manager's rationale is reasonable, the Proxy Voting Committee will refer the matter to the Chief Investment Officer (or the Director of Research) to vote the proxy.

Janus has engaged an independent Proxy Voting Service to assist in the voting of proxies. The Proxy Voting Service also provides research and recommendations on proxy issues. Currently, the Proxy Voting Service is Institutional Shareholder Services (ISS), an industry expert in proxy voting issues and corporate governance matters. While Janus attempts to apply the Janus Guidelines to proxy proposals, Janus reserves the right to use ISS' in-depth analysis on more complex issues, including: executive compensation, foreign issuer proxies, and proposals that may not otherwise be addressed by the Guidelines. ISS is instructed to vote all proxies relating to portfolio securities in accordance with the Janus Guidelines, except as otherwise instructed by Janus.

Each Janus fund's proxy voting record for the one-year period ending each June 30th is provided through Janus Capital's website. The proxy voting record for any mutual funds which are subadvised by Janus may be obtained from that fund's adviser. The proxy voting record for non-mutual fund clients is available on an annual basis and only upon request from a client's account representative. Copies of the complete Janus Guidelines and Procedures are also available upon request from a client's account representative and as otherwise displayed on Janus Capital's website (Janus.com).

Proxy Voting Policy Summary

As discussed above, the Proxy Voting Committee has developed the Janus Guidelines for use in voting proxies. Below is a summary of some of the more significant Janus Guidelines.

Board of Directors Issues

Janus will generally vote in favor of slates of director candidates that are comprised of a majority of independent directors. Janus will generally vote in favor of proposals to increase the minimum number of independent directors. Janus will generally oppose non-independent directors who serve on the audit, compensation and/or nominating committees of the board.

Auditor Issues

Janus will generally oppose proposals asking for approval of auditors which have a substantial non-audit relationship with a company.

Executive Compensation Issues

Janus reviews executive compensation plans on a case by case basis using research provided by the Proxy Voting Service Provider. Janus will generally oppose proposed equity-based compensation plans which contain stock option plans that are excessively dilutive. In addition, Janus will generally oppose proposals regarding the issuance of options with an exercise price below market price and the issuance of reload options (stock option that is automatically granted if an outstanding stock option is exercised during a window period). Janus will also generally oppose proposals regarding the repricing of underwater options.


General Corporate Issues

Janus will generally oppose proposals regarding supermajority voting rights. Janus will generally oppose proposals for different classes of stock with different voting rights. Janus will generally oppose proposals seeking to implement measures designed to prevent or obstruct corporate takeovers. Janus will also review proposals relating to mergers, acquisitions, tender offers and other similar actions on a case by case basis.

Shareholder Proposals

If a shareholder proposal is specifically addressed by the Janus Guidelines, Janus will generally vote pursuant to that Janus Guideline. Janus will generally abstain from voting on shareholder proposals that are moral or ethical in nature or place arbitrary constraints on the board or management of a company. Janus will solicit additional research from its proxy voting service provider for proposals outside the scope of the Janus Guidelines.

(Revised December 2004)


--------
1 All references to portfolio managers include assistant portfolio managers.

                                                               November 21, 2003

                                    LORD, ABBETT & CO. LLC

                             PROXY VOTING POLICIES AND PROCEDURES


INTRODUCTION

     Lord Abbett has a Proxy Committee responsible for establishing voting policies and for the oversight of its proxy voting process. Lord Abbett's Proxy Committee consists of the portfolio managers of each investment team and certain members of those teams, the Director of Equity Investments, the Firm's Managing Member and its General Counsel. Once policy is established, it is the responsibility of each investment team leader to assure that each proxy for that team's portfolio is voted in a timely manner in accordance with those policies. A written file memo is delivered to the proxy administrator in each case where an investment team declines to follow a recommendation of a company's management. Lord Abbett has retained Institutional Shareholder Services ("ISS") to analyze proxy issues and recommend voting on those issues, and to provide assistance in the administration of the proxy process, including maintaining complete proxy voting records.

     The Boards of Directors of each of the Lord Abbett Mutual Funds established several years ago a Proxy Committee, composed solely of independent directors. The Funds' Proxy Committee Charter provides that the Committee shall (i) monitor the actions of Lord Abbett in voting securities owned by the Funds; (ii) evaluate the policies of Lord Abbett in voting securities; (iii) meet with Lord Abbett to review the policies in voting securities, the sources of information used in determining how to vote on particular matters, and the procedures used to determine the votes in any situation where there may be a conflict of interest.

     There have unfortunately been far too many examples of corporate governance failures during the last two years, including the failure to deal fairly in conflict of interest situations. Lord Abbett is a privately-held firm, and we conduct only one business: we manage the investment portfolios of our clients. We are not part of a larger group of companies conducting diverse financial operations. We would therefore expect, based on our past experience, that the incidence of an actual conflict of interest involving Lord Abbett's proxy voting process would be quite rare. Nevertheless, if a potential conflict of interest were to arise, involving one or more of the Lord Abbett Funds, where practicable we would disclose this potential conflict to the affected Funds' Proxy Committees as described below under "Specific Procedures for Potential Conflict Situations", and seek instructions from those Committees on how to proceed. If it were not practicable to seek instructions from those Committees, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow a recommendation of ISS. If such a conflict arose with any other client, Lord Abbett would simply follow its proxy voting policies or, if the particular issue was not covered by those policies, we would follow the recommendation of ISS.

SPECIFIC PROCEDURES FOR POTENTIAL CONFLICT SITUATIONS

Situation 1. Fund Independent Board Member on Board (or Nominee for Election to Board) of Publicly Held Company Owned by a Lord Abbett Fund.

     Lord Abbett will compile a list of all publicly held companies where an Independent Board Member serves on the board of directors, or has indicated to Lord Abbett that he is a nominee for election to the board of directors (a "Fund Director Company"). If a Lord Abbett Fund owns stock in a Fund Director Company, and if Lord Abbett has decided not to follow the proxy voting recommendation of ISS, then Lord Abbett shall bring that issue to the Fund's Proxy Committee for instructions on how to vote that proxy issue.

     The Independent Directors have decided that the Director on the board of the Fund Director Company will not participate in any discussion by the Fund's Proxy Committee of any proxy issue for that Fund Director Company or in the voting instruction given to Lord Abbett.

Situation 2. Lord Abbett has a Significant Business Relationship with a Company.


     Lord Abbett will compile a list of all publicly held companies (or which are a subsidiary of a publicly held firm) which have a significant business relationship with Lord Abbett (a "Relationship Firm"). A "significant business relationship" for this purpose means: (a) a broker dealer firm which sells one percent or more of the Lord Abbett Funds' total shares for the last 12 months;
(b) a firm which is a sponsor firm with respect to Lord Abbett's Private Advisory Services business; or (c) an institutional client which has an investment management agreement with Lord Abbett.

     For any proxy issue involving a Relationship Firm, Lord Abbett shall seek instruction from the Fund's Proxy Committee on how to vote.


                        SUMMARY OF PROXY VOTING GUIDELINES

     Lord Abbett generally votes in accordance with management's recommendations on the election of directors, appointment of independent auditors, changes to the authorized capitalization (barring excessive increases) and most shareholder proposals. This policy is based on the premise that a broad vote of confidence on such matters is due the management of any company whose shares we are willing to hold.

Election of Directors

     Lord  Abbett  will   generally   vote  in  accordance   with   management's
recommendations on the election of directors. However, votes on director nominees are made on a case by case basis. Factors that are considered include; current composition of the board and key- board nominees, long-term company performance relative to a market index, and the directors' investment in the company. We also consider whether the Chairman of the board is also serving as CEO, and whether a retired CEO sits on the board, as these situations may create inherent conflicts of interest.

     There are some actions by directors that may result in votes being withheld. These actions include:

1) Attending less than 75% of board and committee meetings without a valid excuse.

2) Ignoring shareholder proposals that are approved by a majority of votes for two consecutive years.

3) Failing to act on takeover offers where a majority of shareholders tendered their shares.

4) Serving as inside directors and sit on an audit, compensation, stock option or nomination committee.

5)   Failing to replace management as appropriate.

     We will generally approve proposals to elect directors annually. The ability to elect directors is the single most important use of the shareholder franchise, and all directors should be accountable on an annual basis. The basic premise of the staggered election of directors is to provide a continuity of experience on the board and to prevent a precipitous change in the composition of the board. Although shareholders need some form of protection from hostile takeover attempts, and boards need tools and leverage in order to negotiate effectively with potential acquirers, a classified board tips the balance of power too much toward incumbent management at the price of potentially ignoring shareholder interests.


Incentive Compensation Plans

     We usually vote with management regarding employee incentive plans and changes in such plans, but these issues are looked at very closely on a case by case basis. We use ISS for guidance on appropriate compensation ranges for various industries and company sizes. In addition to considering the individual expertise of management and the value they bring to the company, we also consider the costs associated with stock-based incentive packages including shareholder value transfer and voting power dilution.

     We  scrutinize   very  closely  the  approval  of  repricing  or  replacing underwater stock options, taking into consideration the following:

1) The stock's volatility, to ensure the stock price will not be back in the money over the near term.

2)   Management's rationale for why the repricing is necessary.

3) The new exercise price, which must be set at a premium to market price to ensure proper employee motivation.

4) Other factors, such as the number of participants, term of option, and the value for value exchange.

     In large-cap companies we would generally vote against plans that promoted short-term performance at the expense of longer-term objectives. Dilution, either actual or potential, is, of course, a major consideration in reviewing all incentive plans. Team leaders in small- and mid-cap companies often view option plans and other employee incentive plans as a critical component of such companies' compensation structure, and have discretion to approve such plans, notwithstanding dilution concerns.

Shareholder Rights

Cumulative Voting

     We generally oppose cumulative voting proposals on the ground that a shareowner or special group electing a director by cumulative voting may seek to have that director represent a narrow special interest rather than the interests of the shareholders as a whole.

Confidential Voting

     There are both advantages and disadvantages to a confidential ballot. Under the open voting system, any shareholder that desires anonymity may register the shares in the name of a bank, a broker or some other nominee. A confidential ballot may tend to preclude any opportunity for the board to communicate with those who oppose management proposals.

     On  balance  we  believe  shareholder   proposals  regarding   confidential
balloting   should   generally   be  approved,   unless  in  a  specific   case,
countervailing arguments appear compelling.

Supermajority Voting

     Supermajority provisions violate the principle that a simple majority of voting shares should be all that is necessary to effect change regarding a company and its corporate governance provisions. Requiring more than this may permit management to entrench themselves by blocking amendments that are in the best interest of shareholders.

Takeover Issues

     Votes on mergers and acquisitions must be considered on a case by case basis. The voting decision should depend on a number of factors, including: anticipated financial and operating benefits, the offer price, prospects of the combined companies, changes in corporate governance and their impact on shareholder rights. It is our policy to vote against management proposals to require supermajority shareholder vote to approve mergers and other significant business combinations, and to vote for shareholder proposals to lower supermajority vote requirements for mergers and acquisitions. We are also opposed to amendments that attempt to eliminate shareholder approval for acquisitions involving the issuance of more that 10% of the company's voting stock. Restructuring proposals will also be evaluated on a case by case basis following the same guidelines as those used for mergers.

     Among the more important issues that we support, as long as they are not tied in with other measures that clearly entrench management, are:

1) Anti-greenmail provisions, which prohibit management from buying back shares at above market prices from potential suitors without shareholder approval.

2) Fair Price Amendments, to protect shareholders from inequitable two-tier stock acquisition offers.

3) Shareholder Rights Plans (so-called "Poison Pills"), usually "blank check" preferred and other classes of voting securities that can be issued without further shareholder approval. However, we look at these proposals on a case by case basis, and we only approve these devices when proposed by companies with strong, effective managements to force corporate raiders to negotiate with management and assure a degree of stability that will support good long-range corporate goals. We vote for shareholder proposals asking that a company submit its poison pill for shareholder ratification.

4) "Chewable Pill" provisions, are the preferred form of Shareholder Rights Plan. These provisions allow the shareholders a secondary option when the Board refuses to withdraw a poison pill against a majority shareholder vote. To strike a balance of power between management and the shareholder, ideally "Chewable Pill" provisions should embody the following attributes, allowing sufficient flexibility to maximize shareholder wealth when employing a poison pill in negotiations:

o Redemption Clause allowing the board to rescind a pill after a potential acquirer has surpassed the ownership threshold.

o    No dead-hand or no-hand pills.

o Sunset Provisions which allow the shareholders to review, and reaffirm or redeem a pill after a predetermined time frame.

o Qualifying Offer Clause which gives shareholders the ability to redeem a poison pill when faced with a bona fide takeover offer.

Social Issues

     It is our general policy to vote as management recommends on social issues, unless we feel that voting otherwise will enhance the value of our holdings. We recognize that highly ethical and competent managements occasionally differ on such matters, and so we review the more controversial issues closely.

                           Met Investors Series Trust
                       Proxy Voting Policies and Procedures

       Trust's Policy Statement

          Met Investors Series Trust (the "Trust") is firmly committed to ensuring that proxies relating to the Trust's portfolio securities are voted in the best interests of the Trust's shareholders. The following procedures have been established to implement the Trust's proxy voting program.

      Trust's Proxy Voting Program

          Met Investors Advisory LLC (the "Manager") serves as the investment manager of the Trust's portfolios. The Manager is responsible for the selection and ongoing monitoring of investment sub-advisers (the "Advisers") who provide the day-to-day portfolio management for each portfolio. The Trust has delegated proxy voting responsibility to the Manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibility with respect to each portfolio to the applicable Adviser. The primary focus of the Trust's proxy voting program, therefore, is to seek to ensure that the Advisers have adequate proxy voting policies and procedures in place and to monitor each Adviser's proxy voting. These policies and procedures may be amended from time to time based on experience as well as changing environments, especially as new and/or differing laws and regulations are promulgated.

     Manager's Due Diligence and Compliance Program

          As part of its ongoing due diligence and compliance responsibilities, the Manager will seek to ensure that each Adviser maintains proxy voting policies and procedures that are reasonably designed to comply with applicable laws and regulations. The Manager will review each Adviser's proxy voting policies and procedures (including any proxy voting guidelines) in connection with the initial selection of the Adviser to manage a portfolio and on at least an annual basis thereafter.

      Advisers' Proxy Voting Policies and Procedures

          Each Adviser will be required to maintain proxy voting policies and procedures that satisfy the following elements:

   Written Policies and Procedures: The Adviser must maintain written proxy voting policies and procedures in accordance with applicable laws and regulations and must provide to the Trust and the Manager upon request, copies of such policies and procedures.

   Fiduciary Duty: The Adviser's policies and procedures must be reasonably designed to ensure that the Adviser votes client securities in the best interest of its clients.

   Conflicts of Interest: The Adviser's policies and procedures must include appropriate procedures to identify and resolve as necessary all material proxy-related conflicts of interest between the Adviser (including its affiliates) and its clients before voting client proxies.

   Voting Guidelines: The Adviser's policies and procedures must address with reasonable specificity how the Adviser will vote proxies, or what factors it will take into account, when voting on particular types of matters, e.g., corporate governance proposals, compensation issues and matters involving social or corporate responsibility.

   Monitoring Proxy Voting: The Adviser must have an established system and/or process that is reasonably designed to ensure that proxies are voted on behalf of its clients in a timely and efficient manner.

   Record  Retention  and  Inspection:  The Adviser  must have an  established system for creating and retaining all appropriate documentation relating to its proxy voting activities as required by applicable laws and regulations. The Adviser must provide to the Trust and the Manager such information and records with respect to proxies relating to the Trust's portfolio securities as required by law and as the Trust or the Manager may reasonably request.

   Disclosure  of Trust's  Proxy  Voting  Policies and  Procedures  and Voting
     Record

     The Manager on behalf of the Trust will take reasonable steps as necessary to seek to ensure that the Trust complies with all applicable laws and regulations relating to disclosure of the Trust's proxy voting policies and procedures and its proxy voting record. The Manager (including, at its option, through third-party service providers) will maintain a system that is reasonably designed to ensure that the actual proxy voting record of the Advisers with respect to the Trust's portfolio securities are collected, processed and filed with the Securities and Exchange Commission and delivered to the Trust's shareholders, as applicable, in a timely and efficient manner and as required by applicable laws and regulations.

      Reports to Trust's Board of Trustees.

     The Manager will periodically (but not less frequently than annually) report to the Board of Trustees with respect to the Trust's implementation of its proxy voting program, including summary information with respect to the proxy voting record of the Advisers with respect to the Trust's portfolio securities and any other information requested by the Board of Trustees.




Adopted:  November 19, 2003

MASSACHUSETTS FINANCIAL SERVICES COMPANY

                           PROXY VOTING POLICIES AND PROCEDURES

     Massachusetts Financial Services Company, MFS Institutional Advisors, Inc. and MFS' other investment adviser subsidiaries (collectively, "MFS") have adopted proxy voting policies and procedures ("Proxy Voting Policies") with respect to securities owned by the clients for which MFS serves as investment adviser and has the power to vote proxies, including the registered investment companies sponsored by MFS (the "MFS Funds").

A. VOTING GUIDELINES

     General Policy; Potential Conflicts of Interest

     MFS' policy is that proxy voting decisions are made in what MFS believes to be the best long-term economic interests of MFS' clients, and not in the interests of any other party or in MFS' corporate interests, including interests such as the distribution of MFS Fund shares, administration of 401(k) plans, and institutional relationships.

     MFS has carefully reviewed matters that in recent years have been presented for shareholder vote by either management or shareholders of public companies. Based on the guiding principle that all votes made by MFS on behalf of its clients must be in what MFS believes to be the best long-term economic interests of such clients, MFS has adopted proxy voting guidelines that govern how MFS generally plans to vote on specific matters presented for shareholder vote. In all cases, MFS will exercise its discretion to vote these items in accordance with this guiding principle. These underlying guidelines are simply that - guidelines. Each proxy item is considered on a case-by-case basis, in light of all relevant facts and circumstances, and there may be instances in which MFS may vote proxies in a manner different from these guidelines.

     As a general matter, MFS maintains a consistent voting position with respect to similar proxy proposals made by various issuers. In addition, MFS generally votes consistently on the same matter when securities of an issuer are held by multiple client accounts. However, MFS recognizes that there are gradations in certain types of proposals that might result in different voting positions being taken with respect to the different proxy statements. There also may be situations involving matters presented for shareholder vote that are not clearly governed by the guidelines, such as proposed mergers and acquisitions. Some items that otherwise would be acceptable will be voted against the proponent when it is seeking extremely broad flexibility without offering a valid explanation. MFS reserves the right to override the guidelines with respect to a particular shareholder vote when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients.

     From time to time, MFS receives comments on the proxy voting guidelines and regarding particular voting issues from its clients. Those comments are reviewed and considered periodically, and the guidelines are reviewed each year with MFS Equity Research Department management, the MFS Proxy Review Group and the MFS Proxy Consultant and are revised as appropriate.

     The Proxy Voting Policies are intended to address any potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. MFS shall be mindful of any and all potential material conflicts of interest that could arise in the voting of these proxies, shall identify, analyze, document and report on any such potential conflicts, and shall ultimately vote these proxies in what MFS believes to be the best long-term economic interests of its clients. The MFS Proxy Review Group is responsible for monitoring and reporting on all potential conflicts of interest.

B. ADMINISTRATIVE PROCEDURES

     1. MFS Proxy Review Group

     The administration of the Proxy Voting Policies is overseen by the MFS Proxy Review Group, which includes senior MFS Legal Department officers and MFS' Proxy Consultant. The MFS Proxy Review Group:

     a. Reviews the Proxy Voting Policies at least annually and recommends any amendments considered to be necessary or advisable;

     b. Determines whether any material conflicts of interest exist with respect to instances in which (i) MFS seeks to override the proxy voting guidelines and (ii) votes not clearly governed by the guidelines; and

     c. Considers special proxy issues as they may arise from time to time.

     The current MFS Proxy Consultant is an independent proxy consultant who performs these services exclusively for MFS.

     2. Potential Conflicts of Interest

     The MFS Proxy Review Group is responsible for monitoring potential material conflicts of interest on the part of MFS or its affiliates that could arise in connection with the voting of proxies on behalf of MFS' clients. Any attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Review Group. The MFS Proxy Consultant will assist the MFS Proxy Review Group in carrying out these responsibilities.

     In cases where proxies are voted in accordance with the Proxy Voting Policies and the proxy voting guidelines, no conflict of interest will be deemed to exist. In cases where (i) MFS is considering overriding the Proxy Voting Policies and the proxy voting guidelines, or (ii) matters presented for vote are not clearly governed by the Proxy Voting Policies and the proxy voting guidelines, the MFS Proxy Review Group and the MFS Proxy Consultant will follow these procedures:

     a. Compare the name of the issuer of such proxy against a list of significant current and potential (i) distributors of MFS Fund shares, (ii) retirement plans administered by MFS, and (iii) MFS institutional clients (the "MFS Significant Client List");

     b. If the name of the issuer does not appear on the MFS Significant Client List, then no material conflict of interest will be deemed to exist, and the proxy will be voted as otherwise determined by the MFS Proxy Review Group;

     c. If the name of the issuer appears on the MFS Significant Client List, then the MFS Proxy Review Group will carefully evaluate the proposed votes in order to ensure that the proxy ultimately is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

     d. For all potential material conflicts of interest identified under clause
     (c) above, the MFS Proxy Review Group will document: the name of the issuer, the issuer's relationship to MFS, the analysis of the matters submitted for proxy vote, and the basis for the determination that the votes ultimately were cast in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests.

     The MFS Proxy Review Group is responsible for creating and maintaining the MFS Significant Client List, in consultation with MFS' distribution, retirement plan administration and institutional business units. The MFS Significant Client List will be reviewed and updated as necessary, but no less frequently than quarterly.

     3. Gathering Proxies

     Nearly all proxies received by MFS originate at Automatic Data Processing Corp. ("ADP"). ADP and issuers send proxies and related material directly to the record holders of the shares beneficially owned by MFS' clients, usually to the client's custodian or, less commonly, to the client itself. Each client's custodian is responsible for forwarding all proxy solicitation materials to MFS (except in the case of certain institutional clients for which MFS does not vote proxies). This material will include proxy cards, reflecting the proper shareholdings of Funds and of clients on the record dates for such shareholder meetings, and proxy statements, the issuer's explanation of the items to be voted upon.

     MFS, on behalf of itself and the Funds, has entered into an agreement with an independent proxy administration firm, Institutional Shareholder Services, Inc. (the "Proxy Administrator"), pursuant to which the Proxy Administrator performs various proxy vote processing and recordkeeping functions for MFS' Fund and institutional client accounts. The Proxy Administrator does not make recommendations to MFS as to how to vote any particular item. The Proxy Administrator receives proxy statements and proxy cards directly from various custodians, logs these materials into its database and matches upcoming meetings with MFS Fund and client portfolio holdings, which are input into the Proxy Administrator's system by an MFS holdings datafeed. Through the use of the Proxy Administrator system, ballots and proxy material summaries for the upcoming shareholders' meetings of over 10,000 corporations are available on-line to certain MFS employees, the MFS Proxy Consultant and the MFS Proxy Review Group and most proxies can be voted electronically. In addition to receiving the hard copies of materials relating to meetings of shareholders of issuers whose securities are held by the Funds and/or clients, the ballots and proxy statements can be printed from the Proxy Administrator's system and forwarded for review.



     4. Analyzing Proxies

     After input into the Proxy Administrator system, proxies which are deemed to be completely routine (e.g., those involving only uncontested elections of directors, appointments of auditors, and/or employee stock purchase plans)1 are automatically voted in favor by the Proxy Administrator without being sent to either the MFS Proxy Consultant or the MFS Proxy Review Group for further review. Proxies that pertain only to merger and acquisition proposals are forwarded initially to an appropriate MFS portfolio manager or research analyst for his or her recommendation. All proxies that are reviewed by either the MFS Proxy Consultant or a portfolio manager or analyst are then forwarded with the corresponding recommendation to the MFS Proxy Review Group.2

     Recommendations with respect to voting on non-routine issues are generally made by the MFS Proxy Consultant in accordance with the policies referred to above and all other relevant materials. His or her recommendation as to how each proxy proposal should be voted is indicated on copies of proxy cards, including his or her rationale on significant items. These cards are then forwarded to the MFS Proxy Review Group.

     As a general matter, portfolio managers and investment analysts are consulted and involved in developing MFS' substantive proxy voting guidelines, but have little or no involvement in or knowledge of proxy proposals or voting positions taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar issues (for the same or for multiple issuers) across all client accounts, and to minimize or remove the potential that proxy solicitors, issuers, and third parties might attempt to exert influence on the vote or might create a conflict of interest that is not in what MFS believes to be the best long-term economic interests of our clients. In limited, specific instances (e.g., mergers), the MFS Proxy Consultant or the MFS Proxy Review Group may consult with or seek recommendations from portfolio managers or analysts. The MFS Proxy Review Group would ultimately determine the manner in which all proxies are voted.

     As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment, consistent with the guiding principle of voting proxies in the best long-term economic interests of MFS' clients. Any such override of the guidelines shall be examined, explained and reported in accordance with the procedures set forth in the Proxy Voting Policies.

     5. Voting Proxies

     After the proxy card copies are reviewed, they are voted electronically through the Proxy Administrator's system. In accordance with its contract with MFS, the Proxy Administrator also generates a variety of reports for the MFS Proxy Consultant and the MFS Proxy Review Group, and makes available on-line various other types of information so that the MFS Proxy Review Group and the MFS Proxy Consultant may monitor the votes cast by the Proxy Administrator on behalf of MFS' clients.

C. MONITORING SYSTEM

     It is  the  responsibility  of  the  Proxy  Administrator  and  MFS'  Proxy
Consultant  to monitor the proxy  voting  process.  As noted  above,  when proxy materials for clients are received, they are forwarded to the Proxy Administrator and are input into the Proxy Administrator's system. Additionally, through an interface with the portfolio holdings database of MFS, the Proxy Administrator matches a list of all MFS Funds and clients who hold shares of a company's stock and the number of shares held on the record date with the Proxy Administrator's listing of any upcoming shareholder's meeting of that company.

     When the Proxy Administrator's system "tickler" shows that the date of a shareholders' meeting is approaching, a Proxy Administrator representative checks that the vote for MFS Funds and clients holding that security has been recorded in the computer system. If a proxy card has not been received from the client's custodian, the Proxy Administrator calls the custodian requesting that the materials be forward immediately. If it is not possible to receive the proxy card from the custodian in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.


D. RECORDS RETENTION

     MFS will retain copies of the Proxy Voting Policies in effect from time to time. Proxy solicitation materials, including electronic versions of the proxy cards completed by the MFS Proxy Consultant and the MFS Proxy Review Group,
together with their respective notes and comments, are maintained in an electronic format by the Proxy Administrator and are accessible on-line by the MFS Proxy Consultant and the MFS Proxy Review Group. All proxy voting materials and supporting documentation, including records generated by the Proxy Administrator's system as to proxies processed, the dates when proxies were received and returned, and the votes on each company's proxy issues, are retained for six years.


E. REPORTS

     At any time, a report can be printed by MFS for each client who has requested that MFS furnish a record of votes cast. The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

     Generally, MFS will not divulge actual voting practices to any party other than the client or its representatives (unless required by applicable law) because we consider that information to be confidential and proprietary to the client.



--------

1 Proxies for foreign companies often contain significantly more voting items than those of U.S. companies. Many of these items on foreign proxies involve repetitive, non-controversial matters that are mandated by local law.
Accordingly, there is an expanded list of items that are deemed routine (and therefore automatically voted in favor) for foreign issuers, including the following: (i) receiving financial statements or other reports from the board;
(ii) approval of declarations of dividends; (iii) appointment of shareholders to sign board meeting minutes; (iv) the discharge of management and supervisory boards; and (v) approval of share repurchase programs.

2 From time to time, due to travel schedules and other commitments, an appropriate portfolio manager or research analyst is not available to provide a recommendation on a merger or acquisition proposal. If such a recommendation cannot be obtained within a few business days prior to the shareholder meeting, the MFS Proxy Review Group will determine the vote in what MFS believes to be the best long-term economic interests of its clients.

                                                                 APPENDIX A


                      MORGAN STANLEY INVESTMENT MANAGEMENT
                       PROXY VOTING POLICY AND PROCEDURES

I.       POLICY STATEMENT

Introduction  - Morgan  Stanley  Investment  Management's  ("MSIM")  policy  and procedures  for voting  proxies  ("Proxy  Voting  Policy and  Procedures")  with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The policy and procedures and general guidelines in this section will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management or Investment Advisory Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians,consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the ISS recommendations in making proxy voting decisions, they are in no way obligated to follow the ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for Certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.      GENERAL PROXY VOTING GUIDELINES

To  ensure  consistency  in  voting  proxies  on  behalf  of its  clients,  MSIM
Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard.

III.     GUIDELINES

A.   Management Proposals

     1. When voting on routine ballot items, unless otherwise determined by the Proxy Review Committee, the following proposals will be voted in support of management.

     o    Selection or ratification of auditors.

     o    Approval of financial statements, director and auditor reports.

     o    General updating/corrective amendments to the charter.

     o Proposals to limit Directors' liability and/or broaden indemnification of Directors.

     o Proposals requiring that a certain percentage (up to 66 2/3%) of the company's Board members be independent Directors.

     o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

     o Proposals recommending set retirement ages or requiring specific levels of stock ownership by Directors.

     o    Proposals to eliminate cumulative voting.

     o    Proposals to eliminate preemptive rights.

     o Proposals for confidential voting and independent tabulation of voting results.

     o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

     2. Election of Directors, In situations where no conflict exists, and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

          Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made where:

          (i) A nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence.;

          (ii) A direct conflict exists between the interests of the nominee and the public shareholders; or

          (iii)Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring Audit, Compensation or Nominating Committees to be composed of independent directors and requiring a majority independent board.

     3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted in support of management.

     Capitalization changes

     o Proposals relating to capitalization changes that eliminate other classes of stock and voting rights.

     o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

     o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

     o    Proposals for share repurchase plans.

     o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

     o    Proposals to effect stock splits.

     o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

          Compensation

     o Proposals relating to Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

     o Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

     o Proposals for the establishment of employee stock option Plans and other employee ownership plans.

     o Proposals for the establishment of employee retirement and severance plans

          Anti-Takeover Matters

     o    Proposals   to  modify  or   rescind   existing   supermajority   vote
          requirements to amend the charters or bylaws.

     o Proposals relating to the adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     4. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted against (notwithstanding management support).

     o Proposals to establish cumulative voting rights in the election of directors.

     o    Proposals relating to capitalization changes that add classes of stock
          which   substantially   dilute  the  voting   interests   of  existing
          shareholders.

     o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

     o    Proposals to create "blank check" preferred stock.

     o    Proposals relating to changes in capitalization by 100% or more.

     o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

     o Proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions.

     o    Proposals to indemnify auditors.

     5. The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

     Corporate Transactions

     o Proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge.

     o Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

     o Proposals relating to shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

     o    Proposals   relating  to   Executive/Director   stock  option   plans.
          Generally, stock option plans should meet the following criteria:

          (i)  The stock option plan should be incentive based;

          (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

          (iii)For growth companies, should be no more than 10% of the issued capital at the time of approval.

          Anti-Takeover Provisions

     o    Proposals requiring shareholder ratification of poison pills.

     o Proposals relating to anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

B.       Shareholder Proposals

     1.   The  following  shareholder   proposals  will  be  supported,   unless
          otherwise determined by the Proxy Review Committee:

     o    Proposals   requiring   auditors  to  attend  the  annual  meeting  of
          shareholders.

     o Proposals requiring non-U.S. companies to have a separate Chairman and CEO.

     o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

     Proposals requiring that a certain percentage of the company's members be comprised of independent and unaffiliated Directors.

     o Proposals requiring diversity of Board membership relating to broad based social, religious or ethnic groups.

     o    Proposals requiring confidential voting.

     o    Proposals to reduce or eliminate supermajority voting requirements.

     o Proposals requiring shareholder approval for a shareholder rights plan or poison pill.

     o    Proposals to require the company to expense stock options.


     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

     o    Proposals that limit tenure of directors.

     o    Proposals to limit golden parachutes.

     o Proposals requiring directors to own large amounts of stock to be eligible for election.

     o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

     o    Proposals that limit retirement benefits or executive compensation.

     o    Proposals  requiring   shareholder   approval  for  bylaw  or  charter
          amendments.

     o    Proposals requiring shareholder approval of executive compensation.

     o    Proposals requiring shareholder approval of golden parachutes.

     o    Proposals to eliminate certain anti-takeover related provisions.

     o    Proposals to prohibit payment of greenmail.

     3. The following shareholder proposals generally will not be supported, unless otherwise determined by the Proxy Review Committee.

     o Proposals to declassify the Board of Directors (if management supports a classified board).

     o Proposals requiring a U.S. company to have a separate Chairman and CEO.

     o Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

     o Proposals to add restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

     Proposals that require  inappropriate  endorsements or corporate actions. o
          Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.


IV.       ADMINISTRATION OF PROXY POLICY AND PROCEDURES

A.       Proxy Review Committee

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them.

          (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's proxy voting policy and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend, as necessary, these Proxy Voting Policy and Procedures and establish and direct voting positions consistent with the Client Proxy Standard.

          (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Proxy Voting Policy and Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in these Policy and Procedures; and
               (3) determine how to vote matters for which specific direction has not been provided in these Policy and Procedures. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS and IRRC recommendations and research as well as any other relevant information they may request or receive.

          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chariman of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

          (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

B.       Identification of Material Conflicts of Interest

     1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.

     2.   A  material   conflict  of  interest  could  exist  in  the  following
          situations, among others:

          (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

          (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or

          (c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed)

C.       Proxy Voting Reports

          (a) MSIM will promptly provide a copy of these Policy and Procedures to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

          (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.

                         NEUBERGER BERMAN, LLC

                   NEUBERGER BERMAN MANAGEMENT INC.

                 PROXY VOTING POLICIES AND PROCEDURES

                    Non-Socially Responsive Clients

Introduction and General Principles

     Neuberger Berman, LLC and Neuberger Berman Management Inc. (collectively, "NB") have been delegated the authority and responsibility to vote the proxies of their respective investment advisory clients, including both ERISA and non-ERISA clients.

     NB understands that proxy voting is an integral aspect of investment management. Accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment manager.

     NB believes that the following policies and procedures are reasonably expected to ensure that proxy matters are conducted in the best interest of clients, in accordance with NB's fiduciary duties, applicable rules under the Investment Advisers Act of 1940 and fiduciary standards and responsibilities for ERISA clients set out in Department of Labor interpretations.

     In instances where NB does not have authority to vote client proxies, it is the responsibility of the client to instruct the relevant custody bank or banks to mail proxy material directly to such client.

     In all circumstances, NB will comply with specific client directions to vote proxies, whether or not such client directions specify voting proxies in a manner that is different from NB's policies and procedures.

     There may be circumstances under which NB may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities). NB understands that it must weigh the costs and benefits of voting proxy proposals relating to foreign securities and make an informed decision with respect to whether voting a given proxy proposal is prudent and solely in the interests of the client and, in the case of an ERISA client, the plan's participants and beneficiaries. NB's decision in such circumstances will take into account the effect that the proxy vote, either by itself or together with other votes, is expected to have on the value of the client's investment and whether this expected effect would outweigh the cost of voting.

Responsibility and Oversight

     NB  has  designated  a  Proxy   Committee  with  the   responsibility   for
     administering and overseeing the proxy voting process, including:

          developing, authorizing, implementing and updating NB's policies and procedures;

          overseeing the proxy voting process; and

          engaging and overseeing any third-party vendors as voting delegate to review, monitor and/or vote proxies.

     Such Proxy Committee will meet as frequently and in such manner as necessary or appropriate to fulfill its responsibilities.

     The members of the Proxy Committee will be appointed from time to time and will include the Chief Investment Officer, a senior portfolio manager and senior members of the Legal and Compliance and Portfolio Administration Departments.

     In the event that one or more members of the Proxy Committee are not independent with respect to a particular matter, the Proxy Committee shall appoint an independent subcommittee of the Proxy Committee, which will have full authority to act upon such matter.

     Proxy Voting Guidelines

     NB has determined that, except as set forth below, proxies will be voted in accordance with the voting recommendations contained in the applicable domestic or global ISS Proxy Voting Manual, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached to these NB Voting Policies and Procedures as Exhibit A.

     Except as set forth below, in the event the foregoing proxy voting guidelines do not address how a proxy should be voted, the proxy will be voted in accordance with ISS recommendations. In the event that ISS refrains from making a recommendation, the Proxy Committee will follow the procedures set forth in Section V, Paragraph D.

     There may be circumstances under which the Chief Investment Officer, a portfolio manager or other NB investment professional ("NB Investment Professional") believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the foregoing proxy voting guidelines or in a manner inconsistent with ISS recommendations. In such event, the procedures set forth in Section V, Paragraph C will be followed.

     Proxy Voting Procedures

     NB will vote client proxies in accordance with a client's specific request even if it is in a manner inconsistent with NB's policies and procedures. Such specific requests must be made in writing by the individual client or by an authorized officer, representative or named fiduciary of a client.

     At the recommendation of the Proxy Committee, NB has engaged ISS as its voting delegate to:

          research and make voting determinations in accordance with the proxy voting guidelines described in Section III;

          vote and submit proxies in a timely manner;

          handle other administrative functions of proxy voting;

          maintain records of proxy statements received in connection with proxy votes and provide copies of such proxy statements promptly upon request;

          maintain records of votes cast; and

          provide recommendations with respect to proxy voting matters in general.

     Except in instances where clients have retained voting authority, NB will instruct custodians of client accounts to forward all proxy statements and materials received in respect of client accounts to ISS.

     Notwithstanding the foregoing, NB retains final authority and fiduciary responsibility for proxy voting.

     Conflicts of Interest

     NB has obtained a copy of ISS Policies, Procedures and Practices regarding potential conflicts of interest that could arise in ISS proxy voting services to NB as a result of business conducted by ISS. NB believes that potential conflicts of interest by ISS are minimized by these Policies, Procedures and Practices, a copy of which is attached hereto as Exhibit B.

     ISS will vote proxies in accordance with the proxy voting guidelines described in Section III or as ISS recommends. NB believes that this process is reasonably designed to address material conflicts of interest that may arise between NB and a client as to how proxies are voted.

     In the event that an NB Investment Professional believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with the proxy voting guidelines described in Section III or in a manner inconsistent with ISS recommendations, such NB Investment Professional will contact a member of the Proxy Committee and complete and sign a questionnaire in the form adopted by the Proxy Committee from time to time. Such questionnaire will require specific information, including the reasons the NB Investment Professional believes a proxy vote in this manner is in the best interest of a client or clients and disclosure of specific ownership, business or personal relationship or other matters that may raise a potential material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner.

The Proxy Committee will review the questionnaire completed by the NB Investment Professional and consider such other matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such other matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client or clients, the Proxy Committee will make a determination whether to vote such proxy as recommended by the NB Investment Professional. In the event of a determination to vote the proxy as recommended by the NB Investment Professional, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that the voting of a proxy as recommended by the NB Investment Professional presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines described in Section III or as ISS recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

     In the event that the proxy voting guidelines described in Section III do not address how a proxy should be voted and ISS refrains from making a recommendation as to how such proxy should be voted, the Proxy Committee will make a determination as to how the proxy should be voted. After determining how it believes the proxy should be voted, the Proxy Committee will consider such matters as it deems appropriate to determine that there is no material conflict of interest between NB and the client or clients with respect to the voting of the proxy in that manner. The Proxy Committee shall document its consideration of such matters in a form adopted by the Proxy Committee from time to time.

In the event that the Proxy Committee determines that such vote will not present a material conflict between NB and the client, an authorized member of the Proxy Committee will instruct ISS to vote in such manner with respect to such client or clients.

In the event that the Proxy Committee determines that such vote presents a material conflict of interest between NB and the client or clients with respect to the voting of the proxy, the Proxy Committee will: (i) disclose such conflict to the client or clients and obtain written direction from the client or clients as to how to vote the proxy; (ii) suggest that the client or clients engage another party to determine how proxies should be voted; or (iii) engage another independent third party to determine how proxies should be voted.

       Material conflicts cannot be resolved by simply abstaining from voting.

  Recordkeeping

NB will maintain records relating to the implementation of these proxy voting policies and procedures, including:

     a copy of these policies and procedures, which shall be made available to clients upon request;

     proxy statements received regarding client securities (which will be satisfied by relying on EDGAR or ISS);

     a record of each vote cast (which ISS maintains on NB's behalf);

     a copy of each questionnaire completed by any NB Investment Professional under Section V above;

     any other document created by NB that was material to making a decision how to vote proxies on behalf of a client or that memorializes the basis for that decision; and

     each written client request for proxy voting records and NB's written response to any client request (written or oral) for such records.

Such proxy voting books and records shall be maintained in an easily accessible place for a period of five years, the first two by the Proxy Committee member who represents the Portfolio Administration Department.

    Disclosure

Except as otherwise required by law or with the consent of the client, NB has a general policy of not disclosing to any issuer or third party how NB or its voting delegate voted a client's proxy.

                                                Effective June 2003

                                                    Exhibit A

                        ISS Proxy Voting Guidelines Summary

The following is a concise summary of ISS's proxy voting policy guidelines.

                                          Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

 o An auditor has a financial interest in or association with the company, and is therefore not independent

 o   Fees for non-audit services are excessive, or

 o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

                                    Board of Directors

Voting on Director Nominees in Uncontested Elections

     Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

Classification/Declassification of the Board

     Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

     Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

Majority of Independent Directors/Establishment of Committees

     Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence. Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

                           Shareholder Rights

Shareholder Ability to Act by Written Consent

     Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent. Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

     Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

     Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

     Vote AGAINST proposals to eliminate cumulative voting. Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

Confidential Voting

     Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived. Vote FOR management proposals to adopt confidential voting.

                                 Proxy Contests

Voting for Director Nominees in Contested Elections

     Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

     Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

                                Poison Pills

     Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

                      Mergers and Corporate Restructurings

     Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

                            Reincorporation Proposals

     Proposals to change a company's state of incorporation should be evaluated on a CASEBY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

                                 Capital Structure

Common Stock Authorization

     Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights. Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

     Vote AGAINST proposals to create a new class of common stock with superior voting rights.

     Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

                       Executive and Director Compensation

     Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

     Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

Management Proposals Seeking Approval to Reprice Options

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

        o    Historic trading patterns

        o    Rationale for the repricing

        o    Value-for-value exchange

        o    Option vesting

        o    Term of the option

        o    Exercise price

        o    Participation

  Employee Stock Purchase Plans

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

        o    Purchase price is at least 85 percent of fair market value

        o    Offering period is 27 months or less, and

        o    Potential voting power dilution (VPD) is ten percent or less.

     Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

  Shareholder Proposals on Compensation

     Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

                          Social and Environmental Issues

     These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

     In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

Concise Global Proxy Voting Guidelines

Following is a concise summary of general policies for voting global proxies. In addition, ISS has country- and market-specific policies, which are not captured below.

    Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

   o  there are concerns about the accounts presented or audit procedures used;
      or

   o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

   o there are serious concerns about the accounts presented or the audit procedures used;

   o  the auditors are being changed without explanation; or

   o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

       Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

   o there are serious concerns about the statutory reports presented or the audit procedures used;

   o  questions exist concerning any of the statutory auditors being appointed;
      or

   o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

   Allocation of Income

Vote FOR approval of the allocation of income, unless:

   o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or

   o    the payout is excessive given the company's financial position.

   Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

     Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

  Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

     Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

     Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

 Amend Quorum Requirements

     Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

  Director Elections

Vote FOR management nominees in the election of directors, unless:

 o there are clear concerns about the past performance of the company or the board; or

 o  the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

Director Compensation

Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

        Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

 o there are serious questions about actions of the board or management for the year in question; or

 o  legal action is being taken against the board by other shareholders.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

    Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances
      (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

   Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders. Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

   Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure. Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

   Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote  proposals  to  increase  blank  check   preferred   authorizations   on  a
CASE-BY-CASE basis.

   Debt Issuance Requests

Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

   Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

   Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans:

Vote FOR share repurchase plans, unless:

  o   clear evidence of past abuse of the authority is available; or

  o   the plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased:

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase In Par Value:

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

  Reorganizations/Restructurings:

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

  Mergers and Acquisitions:

Vote FOR mergers and acquisitions, unless:

   o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

   o the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

   Mandatory Takeover Bid Waivers:

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

   Reincorporation Proposals:

Vote reincorporation proposals on a CASE-BY-CASE basis.

   Expansion of Business Activities:

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

   Related-Party Transactions:

Vote related-party transactions on a CASE-BY-CASE basis.

   Compensation Plans:

Vote compensation plans on a CASE-BY-CASE basis.

   Antitakeover Mechanisms:

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

   Shareholder Proposals:

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote  AGAINST  proposals  that  limit  the  company's  business   activities  or
capabilities or result in significant costs being incurred with little or no benefit.

                                                     Exhibit B

                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]

                 Policies, Procedures and Practices Regarding
                        Potential Conflicts of Interest

     Although ISS's proxy research covers more than 22,000 companies across 80 markets worldwide, it is rare that we encounter potential conflicts of interest that would preclude us from making a vote recommendation. By applying our voting policies consistently across proxy proposals and by issuing vote recommendations strictly according to policy, potential conflicts of interests are minimized.

     Additionally, we believe that shareholders benefit when issuers use ISS products and services to craft proposals that are consistent with ISS's policies, but we are also aware of the potential conflicts of interest that exist between ISS's proxy advisory service, which provides proxy analyses and vote recommendations to institutional investors, and ISS's corporate services, which provides issuers with information on ISS voting policies.

     To neutralize potential conflicts, ISS has adopted a number of policies and practices to guard against any possible conflicts of interest that could arise:

     Regulatory Oversight-ISS is a Registered Investment Advisor and is subject to the regulatory oversight of the Securities and Exchange Commission under the Investment Advisers Act of 1940. Commission staff has performed audits of ISS, including ISS's policies and procedures with respect to potential conflicts.

     Board Policy-The ISS Board of Directors resolved that the development and application of ISS's proxy voting policies, including without limitation the establishment of voting standards and policies and the making of vote recommendations, is and shall remain solely the responsibility of ISS's management and employees who shall at all times act in accordance with the standards set forth in ISS's Code of Conduct.

     Ownership-ISS will recuse itself from making a vote recommendation in rare cases when an ISS ownership party is the sponsor of a shareholder proposal. When possible, ISS will attempt to engage a qualified third party to perform the proxy analysis and issue an independent recommendation to ISS clients.

     Transparency of Voting Policies-ISS makes its proxy voting policies readily available to issuers and investors. The ISS Proxy Voting Manual, which describes all of ISS's policies and the analytical framework for making vote decisions on every major issue, is available to subscribing institutions and corporations.

Page Two

Policies, Procedures and Practices Regarding

     Potential Conflicts of Interest

     Full Disclosure-Sunlight is the best disinfectant. Therefore, each ISS corporate advisory relationship with an issuer is disclosed to all ISS institutional subscribers who receive a relevant proxy analysis. ISS policy requires every ISS proxy analysis to carry a disclosure statement if any goods or services were sold to the issuer (or were purchased on its behalf by any of the company's agents) within the past 12 months. This legend is added to the research document via a software program just prior to the delivery of the document. As such, the existence of the advisory arrangements is not revealed to the research analysts as they prepare vote recommendations for the meeting. This process insures that the analyst's objectivity won't be compromised. Upon request of a client, ISS will provide all of the details concerning the specific goods and services sold to the issuer, including the price.

     Separate Staffs/Physical Separation-ISS maintains separate staffs for its corporate advisory and proxy analysis operations. The Domestic Research department prepares proxy analyses and vote recommendations. The Corporate Programs department analyzes draft proxies and provides issuers with insights regarding how investors may react to the proposal. These two departments are staffed and managed by different groups of individuals. To avoid accidental discovery of a corporate client, Corporate Programs uses segregated office equipment and information databases.

     No Guarantees-Issuers purchasing corporate advisory services or access to a web-based product sign an agreement that acknowledges that utilization of such services in no way guarantees a positive vote recommendation from ISS's Proxy Advisory Service. (In fact, approximately 25 percent of all issuers who use ISS's services subsequently submit proposals that receive a negative recommendation from ISS's Proxy Advisory Service, a sure indicator that there is no quid pro quo.)

     Blackout Period-Corporate Programs staff will only work with issuers or their representatives when no "live" voting issue is pending. Inquiries from issuers or their advisers that are received while ISS is actively preparing a proxy analysis are routed to the Domestic Research department. This "blackout period" runs from immediately after definitive proxy materials are filed with the SEC through the date of the shareholders' meeting.

     No Backroom Deals-ISS requires issuers to provide written documentation-signed by an executive level manager-before it will incorporate any previously undisclosed information or data into a proxy analysis. These executed documents are referenced or reproduced in the proxy analysis and are available to clients upon request.

     We manage all aspects of our business with the highest level of integrity and take extraordinary care to ensure that complete objectivity is maintained within our research and advisory operations.

                                                       Updated: April 2003


         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

         Oppenheimer Funds Portfolio Proxy Voting Policies and Procedures August 1, 2003


     These Portfolio Proxy Voting Policies and Procedures set forth the proxy voting guidelines and procedures adopted by the boards of the Oppenheimer funds to be followed by the Oppenheimer funds in voting proxies relating to securities held by (i) the Oppenheimer funds, and (ii) the funds for which OppenheimerFunds, Inc. ("OFI") is the sub-advisor unless OFI has been directed to the contrary in writing by the fund's adviser.

A.       Accounts for which OFI has Proxy Voting Responsibility

     Under the investment advisory agreement between OFI and each Oppenheimer fund, OFI regularly provides investment advice and recommendations to the fund with respect to its investments, investment policies and the purchase and sale of securities. Voting proxies relating to securities held by the fund ("portfolio proxies") is within OFI's responsibility to supervise the fund's investment program.

     In addition, OFI is the sub-adviser for more than 20 funds across 12 outside fund families. Pursuant to the sub-advisory agreement between OFI and each such fund's advisor, OFI is responsible for portfolio proxy voting unless the adviser has directed OFI to the contrary in writing.

B.       Objective

     o OFI has a fiduciary duty under its investment advisory and sub-advisory agreements to vote portfolio proxies in the best interests of the fund and its shareholders. OFI undertakes to vote portfolio proxies with a view to enhancing the value of the company's stock held by the funds.

     When making proxy voting decisions on behalf of the Funds, OFI adheres to its Proxy Voting Guidelines. These Guidelines set forth OFI's position on routine issues and parameters for assessing non-routine issues.

     In the case of social and political responsibility issues, OFI believes they do not primarily involve financial considerations and OFI abstains from voting on those issues.


C.       Proxy Voting Agent

     OFI has retained Institutional Shareholder Services ("ISS") of Baltimore, Maryland as its proxy voting agent. ISS is a leading proxy research, voting and vote reporting service. OFI has directed the custodian bank for each fund advised or sub-advised by OFI to forward portfolio proxies to ISS.

     ISS apprises OFI electronically via postings to a password-protected website of pending shareholder meetings. ISS votes each fund's portfolio proxies per the Oppenheimer Funds Portfolio Proxy Voting Guidelines. As part of the electronic posting of upcoming shareholder meeting, ISS includes (i) the company's recommended vote for each proposal, (ii) the ISS recommended vote for each proposal, and (iii) any associated ISS research. A designated OFI paralegal is responsible for monitoring the ISS electronic postings, and for conveying the voting instructions of OFI's portfolio managers in those instances where the OFI policy is to vote a particular type of proposal on a case-by-case basis. Although OFI may consider the ISS research and analysis as part of its own review of a proxy proposal, OFI bears ultimate responsibility for how portfolio proxies are voted.

     ISS maintains records of portfolio proxy voting. ISS provides quarterly reports to OFI's Legal Department that include the information required by the SEC rules, including for each voting security owned by each fund:

o        The name of the issuer of the portfolio security;
o        The exchange ticker symbol of the portfolio security;
o        The CUSIP number for the portfolio security;
o        The shareholder meeting date;
o        A brief identification of the matter voted on;
o        Whether the matter was proposed by the issuer or by a security holder;
o        Whether the fund cast its vote on the matter;
o How the fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
o        Whether the fund cast its vote for or against management.

        The ISS reports also include the ISS recommended vote on each proposal.


D.       Proxy Voting Coordinator

     The Proxy Voting Coordinator, who reports to a senior attorney within OFI's Legal Department, is responsible for monitoring proxy voting by the proxy voting agent. The Proxy Voting Coordinator deals directly with the proxy voting agent and, as to questions referred by the proxy voting agent, will solicit recommendations and instructions from OFI's investment professionals, as appropriate. The Proxy Voting Coordinator will review the investment professionals' recommendation with the senior attorney in determining how to vote the portfolio proxy. The Proxy Voting Coordinator is responsible for ensuring that these questions are responded to in a timely fashion and for transmitting appropriate voting instructions to the proxy voting agent.




E.       Conflicts of Interest

     OFI's primary consideration when voting proxies is the financial interests of the Funds and their shareholders. It is possible that a conflict of interest may arise between the interests of the Fund's shareholders and OFI or its directly-controlled affiliates in voting a portfolio proxy. A potential conflict of interest situation may include where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of the company soliciting the proxy, and failure to vote the proxy as recommended by the company's management might harm the OFI affiliate's business relationship with the company. In order to prevent potential conflicts of interest between OFI and its directly-controlled affiliates, OFI and its directly-controlled affiliates each maintain separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. When voting proxies on behalf of Fund shareholders, OFI votes in a manner consistent with the best interest of the Fund and its shareholders, and votes a company's proxies without regard to any other business relationship between OFI (or its directly-controlled affiliates) and the company.



F.       Proxy Voting Guidelines

     The Portfolio Proxy Voting Guidelines adopted by the boards of the Oppenheimer funds are attached. The importance of various issues shifts as political, economic and corporate governance issues come to the forefront and then recede. The Oppenheimer Funds Portfolio Proxy Voting Guidelines address the issues OFI has most frequently encountered in the past several years.

                   Oppenheimer Funds Portfolio Proxy Voting Guidelines
                                   August 1, 2003



Summary

     With reference to the Proxy Voting Guidelines set forth below, highlights of the Oppenheimer funds' current policies on routine and non-routine proxy proposals may be summarized as follows:

o We vote with the recommendation of the company's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.

o In general, we oppose anti-takeover proposals and support elimination of anti-takeover proposals, absent unusual circumstances.

o    We  support   shareholder   proposals  to  reduce  a  super-majority   vote
     requirement.

o    We oppose management proposals to add a super-majority vote requirement.

o We oppose proposals to classify the board of directors. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.

o We support proposals to eliminate cumulative voting. Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

o    We oppose re-pricing of stock options.

o In general, we consider executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect. While we generally support management proposals, we oppose compensation plans we consider to be excessive.

                               Oppenheimer Funds
                            Proxy Voting Guidelines



1.0      The Board of Directors

1.01     Voting on Director Nominees

         Vote FOR each Director Nominee, except:

          Vote against individual Director if he/she attended less than 75% of Board meetings; vote against employee-director who sits on audit, compensation or nominating committee; vote against entire board if company lacks either an audit, compensation or nominating committee; vote against entire Board if company has poor long-term performance (to be reviewed case-by-case).

          Examples  of  poor  long-term  performance  include:  negative  5-year
          annualized  shareholder  return,  or  under-performance   against  the
          company's peer group and/or index for 5 consecutive years.

1.02     Elect Compensation Committee or Audit Committee

         OPPOSE if Committee is not fully composed of Independent Directors.

         An Independent Director is defined as a director that:

     o Has not been employed by the company or any affiliate in an executive capacity within the last five years.

     o Is not a member of a firm that is one of this company's paid advisors or consultants.

     o    Is not employed by a significant customer or supplier of the company.

     o    Does not have a personal services contract with the company.

     o Is not employed by a tax-exempt organization that receives significant contributions from the company.

     o Is not a relative of the management of the company ("relative" defined as a parent, spouse of a parent, child, spouse of a child, spouse, brother or sister, and includes step and adoptive relationships.

     o Has not had any business relationship that would be required to be disclosed under Regulation S-K.

     o a director's fees must be the sole compensation an audit committee member receives from the company.1


1.03     Establish a Nominating Committee

          Oppose if less than all Directors on the Nominating Committee are Independent Directors.

1.04     Limit Composition of Committee(s) to Independent Directors

          Review on a case-by-case basis. Audit, Compensation and Nominating/Corporate Governance Committees shall be fully composed of Independent Directors; a majority of all other Committees shall be composed of Independent Directors.

1.05     Require that Directors' Fees be Paid in Stock

         Vote WITH MANAGEMENT.

1.06     Approve Increase in Board Size

          Consider  on  a  CASE-BY-CASE   basis,  with  consideration  given  to
          maintaining   or   improving   ratio  of   Independent/Non-Independent
          Directors.

1.07     Approve Decrease in Board Size

          SUPPORT     if     maintaining      or     improving      ratio     of
          Independent/Non-Independent Directors.

1.08     Classify Board of Directors

          Vote AGAINST proposal to classify the board of directors.

          Vote FOR proposals to repeal classified boards and to elect all directors annually.

          In addition, if more than 50% of shareholders request repeal of the classified board and the board remains classified, withhold votes for those directors at the next meeting at which directors are elected.

          Discussion. A company that has a classified, or staggered, board is one in which directors are typically divided into three classes, with each class serving three-year terms; each class's reelection occurs in different years. In contrast, all directors of an annually elected board serve one-year terms and the entire board stands for election each year. We believe classified boards inappropriately limit the ability of shareholders to effect change in a board's composition.

1.09     Officers/Directors Liability and Indemnification

         SUPPORT proposal if it conforms to state law.

1.10     Director Age Restrictions

          OPPOSE proposal to impose or lower director age restrictions. We believe management is in the best position to assess whether if a Director is functioning effectively.

1.11     Establish Term Limits for Directors

         Vote WITH MANAGEMENT.

1.12     Mandatory Retirement Age for Directors

         OPPOSE provided there are term limits for Directors.

1.13     Separate CEO & Chairman Positions

          Vote WITH MANAGEMENT. We believe the working relationship between a company and its board is an ordinary business matter to be determined by management in recommending whether to separate the CEO and Chairman positions.

1.14     Require Annual Election of Directors

          Vote FOR. Also support a shareholder proposal that the Independent Directors meet regularly without management.

1.15     Require that a Majority of Directors be Independent

          Vote FOR proposal that a majority of Directors be Independent.

          Consider   proposals  that  more  than  a  majority  of  Directors  be
          Independent on a CASE-BY-CASE basis.

1.16     Establish Director Stock Ownership Requirements

         Vote WITH MANAGEMENT

2.0      Auditors

2.01     Ratify Selection of Auditors

          Vote FOR proposal to ratify selection of auditors, unless the auditor has failed to qualify as independent under the Sarbanes-Oxley Act of 2002. For example, in an effort to reduce conflicts of interest in services performed by audit firms, the Sarbanes-Oxley Act of 2002 prohibits auditors from engaging in nine categories of non-audit services.

2.02     Approve Discharge of Auditors

         Examine on a CASE-BY-CASE  basis.

2.03     Audit Firm Rotation

         Vote AGAINST shareholder proposal asking for audit firm rotation.

     Section 203 of the Sarbanes-Oxley Act adequately addresses rotation, in the context of partner rotation. Section 203 specifies that the lead and concurring partner must be subject to rotation requirements after five years. The rules specify that the lead and concurring partner must rotate after five years and be subject to a five-year "time out" period after rotation. Additionally, certain other significant audit partners are subject to a seven-year rotation requirement with a two-year time out period.

     OFI believes that requiring audit firm rotation, given the few choices remaining among top tier accounting firms, is unduly burdensome.

3.0      Proxy Contest Defenses

3.01     Eliminate Cumulative Voting

         Vote FOR proposal to eliminate cumulative voting.

          Cumulative voting permits a shareholder to amass (cumulate) all his or her votes for directors and apportion these votes among one, a few, or all of the directors on a multi-candidate slate. We believe cumulative voting promotes special interest candidates who may not represent the interests of all shareholders.

3.02     Provide for Confidential Voting

         OPPOSE.

          If a proxy solicitor loses the right to inspect individual proxy cards in advance of a meeting, this could result in many cards being voted improperly (wrong signatures, for example) or not at all, with the result that companies fail to reach a quorum count at their annual meetings, and therefore these companies to incur the expense of second meetings or votes.

4.0      Tender Offer Defenses

4.01     Management Proposal to adopt shareholders rights plan ("poison pill")

          These plans are generally adopted to discourage "hostile" advances on a company. In one common type of plan, shareholders are issued rights to purchase shares at a bargain price if a raider acquires a certain percentage of the company's outstanding shares.

          OFI will generally Oppose adopting "poison pill" plans unless the following factors are present: (1) sunset provision of three years; qualifying clause that permits shareholders to redeem the pill in the face of a bona fide tender offer; and record of giving shareholders an opportunity to consider prior tender offers; and (2) absence of other takeover defenses or provisions for independent director review of poison pill, with option to renew poison pill.

4.02     Submit Poison Pill to Shareholder Vote

         Vote FOR.

4.03 Allow Board to use all outstanding capital authorizations in the event of public tender or share exchange offer

         OPPOSE.

4.04     Super-Majority Vote Requirements

          Vote  FOR   shareholder   proposal  to  reduce   super-majority   vote
          requirement.

         Vote AGAINST management proposal to require supermajority vote.

4.05     Anti-Greenmail Amendments

          Greenmail proposals, submitted by both management and shareholders, are aimed at preventing a company from buying a large block of its own stock at an above-market price in order to prevent a takeover or proxy fight. OFI believes greenmail provides no economic benefit to anyone but the greenmailer.

          Vote FOR proposals to adopt anti-greenmail amendments of the company's bylaws or articles of incorporation or that otherwise restrict a company's ability to make greenmail payments.

5.0      Corporate Governance

5.01     Establish Shareholder Advisory Committee

         Vote WITH MANAGEMENT

5.02     Shareholders' Right to Call a Special Meeting

          Vote FOR shareholder proposal to enable shareholders to call special meeting consistent with state statutes.

6.0      Capital Structure

6.01     Increase Authorized Common Stock

          SUPPORT up to 100% of current authorization, in absence of specific need for additional authorization.

6.02     Issue Tracking Stock

          In these situations, a company creates a new class of stock that is tied to a specific segment of the company. The general assumption is that the company as a whole is undervalued. The rationale for the tracking stock is that it enables investors to more effectively analyze the designated segment of the company, leading to a higher overall value for the company.

          OPPOSE if creation of tracking stock is bundled with adverse corporate governance changes.

6.03     Submit Preferred Stock Issuance to Vote

          SUPPORT shareholder proposal to submit preferred stock issuance to shareholder vote.

6.04     Issue "Blank Check" Preferred Stock

          OPPOSE issuance of "blank check" preferred stock, which could be used for the "poison pill" defense.

6.05     Increase Authorization of "Blank Check"  Preferred Stock

          OPPOSE unless: (i) class of stock has already been approved by shareholders and (ii) the company has a record of issuing preferred stock for legitimate financing purposes.


6.06     Pledge of Assets for Debt (Generally, Foreign Issuers)

          In certain foreign markets, such as France, Latin America and India, companies often propose to pledge assets for debt, or seek to issue bonds which increase debt-to-equity ratios up to 300 percent.

          OFI will consider these proposals on a CASE-BY-CASE basis. Generally, OFI will support increasing the debt-to-equity ratio to 100 percent. Any increase beyond 100 percent will require further assessment, with a comparison of the company to its industry peers or country of origin.

7.0      Compensation

          We review compensation proposals on a CASE-BY-CASE basis.

          In general, OFI considers compensation questions such as stock option plans and bonus plans to be ordinary business activity. We analyze stock option plans, paying particular attention to their dilutive effect (see section 7.04, below). While we generally support management proposals, we oppose compensation proposals we believe are excessive, with consideration of factors including the company's industry, market capitalization, revenues and cash flow.

7.01     Employee Stock Purchase Plan

         Vote FOR unless the offering period exceeds 12 months.


7.02     Cash Bonus Plan

          Consider  on  a  CASE-BY-CASE   basis.   In  general,   OFI  considers
          compensation questions such as cash bonus plans to be ordinary business activity. While we generally support management proposals, we oppose compensation proposals we believe are excessive.

7.03     Non-Employee Director Stock Plans

          Vote in favor if the number of shares reserved is less than 3% of outstanding shares, and the exercise price is 100% of fair market value.

7.04     Executive Stock Based Plans

          OFI generally votes FOR management proposals, unless we believe the proposal is excessive.

          In casting its vote, OFI reviews the ISS recommendation per a "transfer of wealth" binomial formula that determines an appropriate cap for the wealth transfer based upon the company's industry peers.2


7.05     Bonus for Retiring Director

          Examine on a CASE-BY CASE basis. Factors we consider typically include length of service, company's accomplishments during the Director's tenure, and whether we believe the bonus is commensurate with the Director's contribution to the company.

7.06     Proposal to Re-price Stock Options

         OPPOSE.

7.07     Submit Severance Agreement to Shareholder Vote

          Vote AGAINST shareholder proposal to submit severance agreements to shareholder vote.

7.08     Shareholder Proposal to Limit Executive Compensation

         Vote WITH MANAGEMENT

7.09    Shareholder Proposal to Submit Executive Compensation to Shareholder
        Vote

         Vote WITH MANAGEMENT

7.10    Treatment of Stock  Option  Awards:  Require  Expensing of Stock
          Options Awards

          Until there is certainty on the required accounting treatment for expensing of stock options, consider shareholder proposals requiring that stock options be expensed on a CASE-BY-CASE basis. Factors we consider typically include the time period over which the options were granted, the methodology for valuing the options, and the impact on the company's balance sheet.

8.0      State of Incorporation

8.01     Proposal to Change the Company's State of Incorporation

          Examine on a CASE-BY-CASE basis taking into account impact of state takeover statutes.

9.0      Mergers and Restructuring

9.01     Mergers and Acquisitions

          Votes on mergers and acquisitions should be considered on a case-by-case basis. Factors considered typically include: anticipated financial and operating benefits; offer price (cost vs. premium); prospects of the combined companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

9.02     Corporate Restructuring

          Votes  on  corporate  restructuring   proposals,   including  minority
          squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales should be considered on a case-by-case basis.

9.03     Spin-offs

          Votes on spin-offs should be considered on a case-by-case basis. Factors considered typically include: tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

9.04     Asset Sales

          Votes on asset sales should be made on a case-by-case basis. Factors considered typically include: the impact on the balance sheet/working capital, value received for the asset, and potential elimination of non-economies of scale.

9.05     Liquidations

          Votes on liquidations should be made on a case-by-case basis. Factors considered typically include: management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

9.06     Appraisal Rights

          Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

9.07     Changing Corporate Name

          Vote WITH MANAGEMENT. We believe this to be an ordinary business matter to be determined by management.

9.08     Severance Agreements that are Operative in Event of Change of Control


          Review    case-by-case,    with    consideration    given    to    ISS
          "transfer-of-wealth" analysis (see footnote to section 7.04, above).





--------
1 Per the proposed NYSE corporate governance standards for listed companies.

2 As part of its binomial formula, ISS considers long-term corporate performance (both absolute and relative to the industry), cash compensation, categorization of the company as emerging, growth or mature, and administrative features (such as whether the administering committee is permitted to re-price out-of-money options without shareholder approval). If ISS determines that the "transfer of shareholder wealth" (the dollar cost to shareholders of the executive compensation plan) would be excessive under its model, ISS will recommend a vote against the executive stock-based compensation plan.

                     Pacific Investment Management Company LLC
                      Proxy Voting Policies and Procedures


The following are general proxy voting policies and procedures ("Policies and Procedures") adopted by Pacific Investment Management Company LLC ("PIMCO"), an investment adviser registered under the Investment Advisers Act of 1940, as amended ("Advisers Act").1 PIMCO serves as the investment adviser to a wide range of domestic and international clients, including investment companies registered under the Investment Company Act of 1940, as amended ("1940 Act") and separate investment accounts for other clients.2 These Policies and Procedures are adopted to ensure compliance with Rule 206(4)-6 under the Advisers Act, other applicable fiduciary obligations of PIMCO and the applicable rules and regulations of the Securities and Exchange Commission ("SEC") and interpretations of its staff. In addition to SEC requirements governing advisers, PIMCO's Policies and Procedures reflect the long-standing fiduciary standards and responsibilities applicable to investment advisers with respect to accounts subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), as set forth in the Department of Labor's rules and regulations.3

PIMCO will implement these Policies and Procedures for each of its respective clients as required under applicable law, unless expressly directed by a client in writing to refrain from voting that client's proxies. PIMCO's authority to vote proxies on behalf of its clients is established by its advisory contracts, comparable documents or by an overall delegation of discretionary authority over its client's assets. Recognizing that proxy voting is a rare event in the realm of fixed income investing and is typically limited to solicitation of consent to changes in features of debt securities, these Policies and Procedures also apply to any voting rights and/or consent rights of PIMCO, on behalf of its clients, with respect to debt securities, including but not limited to, plans of reorganization, and waivers and consents under applicable indentures.4

Set forth below are PIMCO's Policies and Procedures with respect to any voting or consent rights of advisory clients over which PIMCO has discretionary voting authority. These Policies and Procedures may be revised from time to time.

General Statements of Policy

These Policies and Procedures are designed and implemented in a manner reasonably expected to ensure that voting and consent rights are exercised in the best interests of PIMCO's clients. Each proxy is voted on a case-by-case basis taking into consideration any relevant contractual obligations as well as other relevant facts and circumstances.

PIMCO may abstain from voting a client proxy under the following  circumstances:
(1) when the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant; or (2) when the cost of voting the proxies outweighs the benefits.

Conflicts of Interest

PIMCO seeks to resolve any material conflicts of interest by voting in good faith in the best interest of its clients. If a material conflict of interest should arise, PIMCO will seek to resolve such conflict in the client's best interest by pursuing any one of the following courses of action:

     1.   convening an ad-hoc committee to assess and resolve the conflict;5

     2. voting in accordance with the instructions/consent of a client after providing notice of and disclosing the conflict to that client;

     3.   voting  the  proxy  in  accordance  with  the   recommendation  of  an
          independent third-party service provider;

     4. suggesting that the client engage another party to determine how the proxies should be voted;

     5.   delegating the vote to an independent third-party service provider; or

     6. voting in accordance with the factors discussed in these Policies and Procedures.

PIMCO will document the process of resolving any identified material conflict of interest.





Reporting Requirements and the Availability of Proxy Voting Records

Except to the extent required by applicable law or otherwise approved by PIMCO, PIMCO will not disclose to third parties how it voted a proxy on behalf of a client. However, upon request from an appropriately authorized individual, PIMCO will disclose to its clients or the entity delegating the voting authority to PIMCO for such clients (e.g., trustees or consultants retained by the client), how PIMCO voted such client's proxy. In addition, PIMCO provides its clients with a copy of these Policies and Procedures or a concise summary of these Policies and Procedures: (i) in Part II of Form ADV; (ii) together with a periodic account statement in a separate mailing; or (iii) any other means as determined by PIMCO. The summary will state that these Policies and Procedures are available upon request and will inform clients that information about how PIMCO voted that client's proxies is available upon request.

PIMCO Record Keeping

PIMCO or its agent maintains proxy voting records as required by Rule 204-2(c) of the Advisers Act. These records include: (1) a copy of all proxy voting policies and procedures; (2) proxy statements (or other disclosures accompanying requests for client consent) received regarding client securities (which may be satisfied by relying on obtaining a copy of a proxy statement from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system or a third party provided that the third party undertakes to provide a copy promptly upon request); (3) a record of each vote cast by PIMCO on behalf of a client; (4) a copy of any document created by PIMCO that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (5) a copy of each written client request for proxy voting records and any written response from PIMCO to any (written or oral) client request for such records. Additionally, PIMCO or its agent maintains any documentation related to an identified material conflict of interest.

Proxy voting books and records are maintained by PIMCO or its agent in an easily accessible place for a period of five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the offices of PIMCO or its agent.

Review and Oversight

PIMCO's proxy voting procedures are described below. PIMCO's Compliance Group will provide for the supervision and periodic review, no less than on a quarterly basis, of its proxy voting activities and the implementation of these Policies and Procedures.

Because PIMCO has contracted with State Street Investment Manager Solutions, LLC ("IMS West") to perform portfolio accounting, securities processing and settlement processing on behalf of PIMCO, certain of the following procedures involve IMS West in administering and implementing the proxy voting process. IMS West will review and monitor the proxy voting process to ensure that proxies are voted on a timely basis.

     1. Transmit Proxy to PIMCO. IMS West will forward to PIMCO's Middle Office Group each proxy received from registered owners of record (e.g., custodian bank or other third party service providers).

     2. Conflicts of Interest. PIMCO's Middle Office Group will review each proxy to determine whether there may be a material conflict between PIMCO and its client. As part of this review, the group will determine whether the issuer of the security or proponent of the proposal is a client of PIMCO, or if a client has actively solicited PIMCO to support a particular position. If no conflict exists, this group will forward each proxy to the appropriate portfolio manager for consideration. However, if a conflict does exist, PIMCO's Middle Office Group will seek to resolve any such conflict in accordance with these Policies and Procedures.

     3. Vote. The portfolio manager will review the information, will vote the proxy in accordance with these Policies and Procedures and will return the voted proxy to PIMCO's Middle Office Group.

     4. Review. PIMCO's Middle Office Group will review each proxy that was submitted to and completed by the appropriate portfolio manager. PIMCO's Middle Office Group will forward the voted proxy back to IMS West with the portfolio manager's decision as to how it should be voted.

     5. Transmittal to Third Parties. IMS West will document the portfolio manager's decision for each proxy received from PIMCO's Middle Office Group in a format designated by the custodian bank or other third party service provider. IMS West will maintain a log of all corporate actions, including proxy voting, which indicates, among other things, the date the notice was received and verified, PIMCO's response, the date and time the custodian bank or other third party service provider was notified, the expiration date and any action taken.

     6. Information Barriers. Certain entities controlling, controlled by, or under common control with PIMCO ("Affiliates") may be engaged in banking, investment advisory, broker-dealer and investment banking activities. PIMCO personnel and PIMCO's agents are prohibited from disclosing information regarding PIMCO's voting intentions to any Affiliate. Any PIMCO personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which PIMCO or its delegate intend to vote on a specific issue must terminate the contact and notify the Compliance Group immediately.

Categories of Proxy Voting Issues

In general, PIMCO reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices. PIMCO considers each proposal on a case-by-case basis, taking into consideration various factors and all relevant facts and circumstances at the time of the vote. PIMCO may vote proxies as recommended by management on routine matters related to the operation of the issuer and on matters not expected to have a significant economic impact on the issuer and/or shareholders, because PIMCO believes the recommendations by the issuer generally are in shareholders' best interests, and therefore in the best economic interest of PIMCO's clients. The following is a non-exhaustive list of issues that may be included in proxy materials submitted to clients of PIMCO, and a non-exhaustive list of factors that PIMCO may consider in determining how to vote the client's proxies.

         Board of Directors

     1. Independence. PIMCO may consider the following factors when voting on director independence issues: (i) majority requirements for the board and the audit, nominating, compensation and/or other board committees; and (ii) whether the issuer adheres to and/or is subject to legal and regulatory requirements.

     2. Director Tenure and Retirement. PIMCO may consider the following factors when voting on limiting the term of outside directors: (i) the introduction of new viewpoints on the board; (ii) a reasonable retirement age for the outside directors; and (iii) the impact on the board's stability and continuity.

     3. Nominations in Elections. PIMCO may consider the following factors when voting on uncontested elections: (i) composition of the board;
          (ii) nominee availability and attendance at meetings; (iii) any investment made by the nominee in the issuer; and (iv) long-term corporate performance and the price of the issuer's securities.

     4.   Separation  of Chairman  and CEO  Positions.  PIMCO may  consider  the following factors when voting on proposals requiring that the positions of chairman of the board and the chief executive officer not be filled by the same person: (i) any potential conflict of interest with respect to the board's ability to review and oversee management's actions; and (ii) any potential effect on the issuer's productivity and efficiency.

     5. D&O Indemnification and Liability Protection. PIMCO may consider the following factors when voting on proposals that include director and officer indemnification and liability protection: (i) indemnifying directors for conduct in the normal course of business; (ii) limiting liability for monetary damages for violating the duty of care; (iii) expanding coverage beyond legal expenses to acts that represent more serious violations of fiduciary obligation than carelessness (e.g. negligence); and (iv) providing expanded coverage in cases where a director's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he or she reasonably believed was in the best interests of the company.

     6. Stock Ownership. PIMCO may consider the following factors when voting on proposals on mandatory share ownership requirements for directors:
          (i) the benefits of additional  vested interest in the issuer's stock;
          (ii) the ability of a director to fulfill his duties to the issuer regardless of the extent of his stock ownership; and (iii) the impact of limiting the number of persons qualified to be directors.



         Proxy Contests and Proxy Contest Defenses

     1. Contested Director Nominations. PIMCO may consider the following factors when voting on proposals for director nominees in a contested election: (i) background and reason for the proxy contest; (ii) qualifications of the director nominees; (iii) management's track record; (iv) the issuer's long-term financial performance within its industry; (v) assessment of what each side is offering shareholders;
          (vi) the likelihood that the proposed objectives and goals can be met; and (vii) stock ownership positions of the director nominees.

     2. Reimbursement for Proxy Solicitation Expenses. PIMCO may consider the following factors when voting on reimbursement for proxy solicitation expenses: (i) identity of the persons who will pay the expenses; (ii) estimated total cost of solicitation; (iii) total expenditures to date; (iv) fees to be paid to proxy solicitation firms; and (v) when applicable, terms of a proxy contest settlement.

     3. Ability to Alter the Size of the Board by Shareholders. PIMCO may consider whether the proposal seeks to fix the size of the board and/or require shareholder approval to alter the size of the board.

     4. Ability to Remove Directors by Shareholders. PIMCO may consider whether the proposal allows shareholders to remove directors with or without cause and/or allow shareholders to elect directors and fill board vacancies.

     5. Cumulative Voting. PIMCO may consider the following factors when voting on cumulative voting proposals: (i) the ability of significant stockholders to elect a director of their choosing; (ii) the ability of minority shareholders to concentrate their support in favor of a director(s) of their choosing; and (iii) any potential limitation placed on the director's ability to work for all shareholders.

     6. Supermajority Shareholder Requirements. PIMCO may consider all relevant factors, including but not limited to limiting the ability of shareholders to effect change when voting on supermajority requirements to approve an issuer's charter or bylaws, or to approve a merger or other significant business combination that would require a level of voting approval in excess of a simple majority.

         Tender Offer Defenses

     1. Classified Boards. PIMCO may consider the following factors when voting on classified boards: (i) providing continuity to the issuer;
          (ii) promoting long-term planning for the issuer; and (iii) guarding against unsolicited takeovers.

     2. Poison Pills. PIMCO may consider the following factors when voting on poison pills: (i) supporting proposals to require a shareholder vote on other shareholder rights plans; (ii) ratifying or redeeming a poison pill in the interest of protecting the value of the issuer; and
          (iii) other alternatives to prevent a takeover at a price clearly below the true value of the issuer.

     3. Fair Price Provisions. PIMCO may consider the following factors when voting on proposals with respect to fair price provisions: (i) the vote required to approve the proposed acquisition; (ii) the vote required to repeal the fair price provision; (iii) the mechanism for determining fair price; and (iv) whether these provisions are bundled with other anti-takeover measures (e.g., supermajority voting requirements) that may entrench management and discourage attractive tender offers.

         Capital Structure

     1. Stock Authorizations. PIMCO may consider the following factors to help distinguish between legitimate proposals to authorize increases in common stock for expansion and other corporate purchases and those proposals designed primarily as an anti-takeover device: (i) the purpose and need for the stock increase; (ii) the percentage increase with respect to the authorization currently in place; (iii) voting rights of the stock; and (iv) overall capitalization structure of the issuer.

     2. Issuance of Preferred Stock. PIMCO may consider the following factors when voting on the issuance of preferred stock: (i) whether the new class of preferred stock has unspecified voting, conversion, dividend distribution, and other rights; (ii) whether the issuer expressly states that the stock will not be used as a takeover defense or carry superior voting rights; (iii) whether the issuer specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; and (iv) whether the stated purpose is to raise capital or make acquisitions in the normal course of business.

     3. Stock Splits. PIMCO may consider the following factors when voting on stock splits: (i) the percentage increase in the number of shares with respect to the issuer's existing authorized shares; and (ii) the industry that the issuer is in and the issuer's performance in that industry.

     4. Reversed Stock Splits. PIMCO may consider the following factors when voting on reverse stock splits: (i) the percentage increase in the shares with respect to the issuer's existing authorized stock; and
          (ii) issues related to delisting the issuer's stock.

         Executive and Director Compensation

     1. Stock Option Plans. PIMCO may consider the following factors when voting on stock option plans: (i) whether the stock option plan expressly permits the repricing of options; (ii) whether the plan could result in earnings dilution of greater than a specified percentage of shares outstanding; (iii) whether the plan has an option exercise price below the market price on the day of the grant; (iv) whether the proposal relates to an amendment to extend the term of options for persons leaving the firm voluntarily or for cause; and (v) whether the stock option plan has certain other embedded features.



     2. Director Compensation. PIMCO may consider the following factors when voting on director compensation: (i) whether director shares are at the same market risk as those of the issuer's shareholders; and (ii) how stock option programs for outside directors compare with the standards of internal stock option programs.

     3. Golden and Tin Parachutes. PIMCO may consider the following factors when voting on golden and/or tin parachutes: (i) whether they will be submitted for shareholder approval; and (ii) the employees covered by the plan and the quality of management.

         State of Incorporation

     StateTakeover Statutes. PIMCO may consider the following factors when voting on proposals to opt out of a state takeover statute: (i) the power the statute vests with the issuer's board; (ii) the potential of the statute to stifle bids; and (iii) the potential for the statute to empower the board to negotiate a better deal for shareholders.

         Mergers and Restructurings

     1. Mergers and Acquisitions. PIMCO may consider the following factors when voting on a merger and/or acquisition: (i) anticipated financial and operating benefits as a result of the merger or acquisition; (ii) offer price; (iii) prospects of the combined companies; (iv) how the deal was negotiated; and (v) changes in corporate governance and the potential impact on shareholder rights. PIMCO may also consider what impact the merger or acquisition may have on groups/organizations other than the issuer's shareholders.

     2. Corporate Restructurings. With respect to a proxy proposal that includes a spin-off, PIMCO may consider the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives. With respect to a proxy proposal that includes an asset sale, PIMCO may consider the impact on the balance sheet or working capital and the value received for the asset. With respect to a proxy proposal that includes a liquidation, PIMCO may consider management's efforts to pursue alternatives, the appraisal value of assets, and the compensation plan for executives managing the liquidation.

         Investment Company Proxies

For a client that is invested in an investment company, PIMCO votes each proxy of the investment company on a case-by-case basis and takes all reasonable steps to ensure that proxies are voted consistent with all applicable investment policies of the client and in accordance with any resolutions or other instructions approved by authorized persons of the client.

For a client that is invested in an investment company that is advised by PIMCO or its affiliates, if there is a conflict of interest which may be presented when voting for the client (e.g., a proposal to approve a contract between PIMCO and the investment company), PIMCO will resolve the conflict by doing any one of the following: (i) voting in accordance with the instructions/consent of the client after providing notice of and disclosing the conflict to that client;
(ii) voting the proxy in accordance with the recommendation of an independent third-party service provider; or (iii) delegating the vote to an independent third-party service provider.

     1. Election of Directors or Trustees. PIMCO may consider the following factors when voting on the director or trustee nominees of a mutual fund: (i) board structure, director independence and qualifications, and compensation paid by the fund and the family of funds; (ii) availability and attendance at board and committee meetings; (iii) investments made by the nominees in the fund; and (iv) the fund's performance.

     2. Converting Closed-end Fund to Open-end Fund. PIMCO may consider the following factors when voting on converting a closed-end fund to an open-end fund: (i) past performance as a closed-end fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address any discount of the fund's shares; (iv) past shareholder activism; (v) board activity; and (vi) votes on related proposals.

     3. Proxy Contests. PIMCO may consider the following factors related to a proxy contest: (i) past performance of the fund; (ii) the market in which the fund invests; (iii) measures taken by the board to address past shareholder activism; (iv) board activity; and (v) votes on related proposals.

     4. Investment Advisory Agreements. PIMCO may consider the following factors related to approval of an investment advisory agreement: (i) proposed and current fee arrangements/schedules; (ii) fund category/investment objective; (iii) performance benchmarks; (iv) share price performance as compared with peers; and (v) the magnitude of any fee increase and the reasons for such fee increase.

     5. Policies Established in Accordance with the 1940 Act. PIMCO may consider the following factors: (i) the extent to which the proposed changes fundamentally alter the investment focus of the fund and comply with SEC interpretation; (ii) potential competitiveness; (iii) regulatory developments; and (iv) current and potential returns and risks.

     6. Changing a Fundamental Restriction to a Non-fundamental Restriction. PIMCO may consider the following when voting on a proposal to change a fundamental restriction to a non-fundamental restriction: (i) reasons given by the board and management for the change; and (ii) the projected impact of the change on the fund's portfolio.

     7. Distribution Agreements. PIMCO may consider the following when voting on a proposal to approve a distribution agreement: (i) fees charged to comparably sized funds with similar investment objectives; (ii) the distributor's reputation and past performance; and (iii) competitiveness of the fund among other similar funds in the industry.

     8. Names Rule Proposals. PIMCO may consider the following factors when voting on a proposal to change a fund name, consistent with Rule 35d-1 of the 1940 Act: (i) whether the fund invests a minimum of 80% of its assets in the type of investments suggested by the proposed name; (ii) the political and economic changes in the target market; and (iii) current asset composition.

     9. Disposition of Assets/Termination/Liquidation. PIMCO may consider the following when voting on a proposal to dispose of fund assets, terminate, or liquidate the fund: (i) strategies employed to salvage the fund; (ii) the fund's past performance; and (iii) the terms of the liquidation.

     10. Changes to Charter Documents. PIMCO may consider the following when voting on a proposal to change a fund's charter documents: (i) degree of change implied by the proposal; (ii) efficiencies that could result; (iii) state of incorporation; and (iv) regulatory standards and implications.

     11. Changing the Domicile of a Fund. PIMCO may consider the following when voting on a proposal to change the domicile of a fund: (i) regulations of both states; (ii) required fundamental policies of both states; and
          (iii) the increased flexibility available.

     12. Change in Fund's Subclassification. PIMCO may consider the following when voting on a change in a fund's subclassification from diversified to non-diversified or to permit concentration in an industry: (i) potential competitiveness; (ii) current and potential returns; (iii) risk of concentration; and (iv) consolidation in the target industry.

         Distressed and Defaulted Securities

     1. Waivers and Consents. PIMCO may consider the following when determining whether to support a waiver or consent to changes in provisions of indentures governing debt securities which are held on behalf of clients: (i) likelihood that the granting of such waiver or consent will potentially increase recovery to clients; (ii) potential for avoiding cross-defaults under other agreements; and (iii) likelihood that deferral of default will give the obligor an opportunity to improve its business operations.

     2. Voting on Chapter 11 Plans of Liquidation or Reorganization. PIMCO may consider the following when determining whether to vote for or against a Chapter 11 plan in a case pending with respect to an obligor under debt securities which are held on behalf of clients: (i) other alternatives to the proposed plan; (ii) whether clients are treated appropriately and in accordance with applicable law with respect to their distributions; (iii) whether the vote is likely to increase or decrease recoveries to clients.


        Miscellaneous Provisions

     1. Such Other Business. Proxy ballots sometimes contain a proposal granting the board authority to "transact such other business as may properly come before the meeting." PIMCO may consider the following factors when developing a position on proxy ballots that contain a proposal granting the board authority to "transact such other business as may properly come before the meeting": (i) whether the board is limited in what actions it may legally take within such authority; and
          (ii) PIMCO's responsibility to consider actions before supporting them.

     2. Equal Access. PIMCO may consider the following factors when voting on equal access: (i) the opportunity for significant company shareholders to evaluate and propose voting recommendations on proxy proposals and director nominees, and to nominate candidates to the board; and (ii) the added complexity and burden of providing shareholders with access to proxy materials.

     3. Charitable Contributions. PIMCO may consider the following factors when voting on charitable contributions: (i) the potential benefits to shareholders; and (ii) the potential impact on the issuer's resources that could have been used to increase shareholder value.

     4. Special Interest Issues. PIMCO may consider the following factors when voting on special interest issues: (i) the long-term benefit to shareholders of promoting corporate accountability and responsibility on social issues; (ii) management's responsibility with respect to special interest issues; (iii) any economic costs and restrictions on management; (iv) a client's instruction to vote proxies in a specific manner and/or in a manner different from these Policies and
          Procedures; and (v) the responsibility to vote proxies for the greatest long-term shareholder value.

                                                     * * * * *



     --------

     1 These Policies and Procedures are adopted by PIMCO pursuant to Rule 206(4)-6 under the Advisers Act, effective August 6, 2003. See Proxy Voting by Investment Advisers, IA Release No. 2106 (January 31, 2003).

     2 These Policies and Procedures address proxy voting considerations under U.S. law and regulations and do not address the laws or requirements of other jurisdictions.

     3    Department  of Labor  Bulletin  94-2,  29 C.F.R.  2509.94-2  (July 29,
          1994). If a client is subject to ERISA, PIMCO will be responsible for voting proxies with respect to the client's account, unless the client has expressly retained the right and obligation to vote the proxies, and provided prior written notice to PIMCO of this retention.

     4 For purposes of these Policies and Procedures, proxy voting includes any voting rights, consent rights or other voting authority of PIMCO on behalf of its clients.

     5 Any committee must be comprised of personnel who have no direct interest in the outcome of the potential conflict.

                                                            May 6, 2003


                         Putnam Investments

                     Proxy Voting Procedures


Introduction and Summary

Many of Putnam's investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam's view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors' interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

This memorandum sets forth Putnam's policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts are primarily US and international institutional accounts managed by The Putnam Advisory Company, L.L.C. and Putnam Fiduciary Trust Company. In addition they include sub-advised US mutual funds and smaller separate accounts managed under `wrap fee' programs by Putnam Investment Management, L.L.C. In addition, this memorandum sets forth Putnam's procedures for coordination of proxy voting for the Putnam mutual funds. The Trustees of the Putnam mutual funds have retained authority for voting proxies but refer many proxy issues to Putnam's investment professionals for advice.

Proxy Committee

Putnam has a Proxy Committee composed of senior professionals in the Investment Division. The co-heads of the Investment Division appoint the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

     1. reviews these procedures and the Proxy Guidelines annually and approves any amendments considered to be advisable.

     2    considers special proxy issues as they may from time to time arise.

Proxy Voting Administration

The Putnam Legal and Compliance Department administers Putnam's proxy voting through a Proxy Manager. (The Proxy Manager as of the date of these procedures is Victoria Card). Under the supervision of senior members of the Legal and Compliance Department the Proxy Manager has the following duties:

     1. annually prepares the Proxy Guidelines and distributes them to the Proxy Committee for review.

     2. coordinates the Proxy Committee's review of any new or unusual proxy issues.

     3. manages the process of referring issues to portfolio managers for voting instructions.

     4. oversees the work of any third party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged Institutional Shareholder Services to process proxy votes) and the process of setting up the voting process with ISS and custodial banks for new clients.

     5. coordinates responses to investment professionals' questions on proxy issues and proxy policies, including forwarding specialized proxy research from ISS and other vendors and forwards information to investment professionals prepared by other areas at Putnam.

     6. maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.

     7.   prepares and distributes reports required by Putnam clients.


Proxy Voting Guidelines

     Putnam maintains written voting guidelines ("Guidelines") setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case by case basis. A copy of the Guidelines is attached to this memorandum as Exhibit A.

     Putnam will vote all proxies in accordance with the Guidelines subject to two exceptions as follows:

     1. If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in clients' best interests, they may request the Proxy Manager not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Manager will review any such request with a senior member of the Legal and Compliance Department prior to implementing the request.

     2.   For clients with plan assets  subject to ERISA,  under rules of the U.
          S. Department of Labor ("DOL") Putnam may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of Putnam's regular proxy voting guidelines. However, when in Putnam's judgment voting in accordance with the AFL-CIO guidelines would be inconsistent with ERISA, Putnam will not vote in accordance with those guidelines. Putnam will use the Proxy Voter Services U.S. Proxy Voting Policy Statement and Guidelines to implement voting under the AFL-CIO guidelines. For clients not subject to ERISA, Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

Proxy Voting Referrals

     Under the Guidelines, certain proxy matters will be referred to the Investment Division. The Putnam mutual funds maintain similar proxy procedures which require certain matters to be referred to the investment professionals. The Putnam Proxy Manager and Putnam Funds Proxy Coordinator will coordinate efforts so that in cases where both are referring matters, only one referral will be sent out. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies using the attached Proxy Voting Recommendation Form. (attached as Exhibit B). The Proxy Voting Recommendation Form contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, and
     (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Putnam employee outside Putnam's Investment Division or with any person other than a proxy solicitor acting in the normal course of proxy solicitation.

     The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will return a completed Proxy Voting Recommendation Form. Upon receiving each completed Proxy Voting Recommendation Form received from the Investment Division, the form will be reviewed by the Proxy Manager or the Putnam Funds Proxy Coordinator to be sure it has been completed correctly. If not, the Putnam Manager or Putnam Funds Proxy Coordinator will follow up with representatives of the Investment Division to be sure the form is completed correctly.

Conflicts of Interest

     A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam's policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts the following procedures have been adopted:

     1. The Proxy Committee is composed solely of professionals in the Investment Division. Proxy administration is in the Legal and Compliance Department. Neither the Investment Division nor the Legal and Compliance Department report to Putnam's marketing businesses.

     2. No Putnam employee outside the Investment Division may contact any portfolio manager about any proxy vote without first contacting the Proxy Manager or a senior lawyer in the Legal and Compliance Department. There is no prohibition on Putnam employees seeking to communicate investment related information to investment professionals. However, the Proxy Manager will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.

     3. Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms.

     4. The Proxy Manager will review the name of the issuer of each proxy that contains a referral item against a list of Putnam business relationships maintained by the Legal and Compliance Department for potential material business relationships (i.e., conflicts of interest). If the issuer of the proxy is on the list of Putnam business relationships, the Putnam Proxy Manager will confer with a senior lawyer in the Putnam Investments Legal and Compliance Department prior to voting. In addition, for referrals involving Putnam mutual funds the Proxy Manager will fill out attached Proxy Voting Disclosure Form (attached as Exhibit C) and deliver it to Putnam Fund Administration.

     5. Putnam's Proxy Voting Guidelines may only be overridden with the written recommendation of the Investment Division and concurrence of the Legal and Compliance Department.

Recordkeeping

     The Legal and Compliance Department will retain copies of the following books and records:

     1. A copy of Proxy Procedures and Guidelines as are from time to time in effect;

     2. A copy of each proxy statement received with respect to securities in client accounts;

     3.   Records of each vote cast for each client;

     4. Internal documents generated in connection with a proxy referral to the Investment Division such as emails, memoranda etc.

     5. Written reports to clients on proxy voting and of all client requests for information and Putnam's response.

     All records will be maintained for seven years. A proxy vendor will maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

                                                Exhibit A to Proxy Procedures

                     Putnam Investments Proxy Voting Guidelines

     The proxy voting guidelines below summarize Putnam's positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. The proxy voting service is instructed to vote all proxies relating to client portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager.

     The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company's board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non US issuers.

I.  Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

         A.  Matters Relating to the Board of Directors

     The board of directors has the important role of overseeing management and its performance on behalf of shareholders. Proxies will be voted for the election of the company's nominees for directors and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

     >    Putnam will withhold votes for the entire board of directors if


     o    The board does not have a majority of independent directors; or

     o The board does not have nominating, audit and compensation committees composed solely of independent directors.

     For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the pending NYSE rule proposals (i.e., no material business relationships with the company, no present or recent employment relationship with the company (including employment of immediate family members) and, in the case of audit committee members, no compensation for non-board services). If a board does not meet these independence standards, Putnam may refer board proposed items which would normally be supported for case-by-case basis review.

     >   Putnam  will  withhold  votes  for any  nominee  for  director  who is considered an independent director by the company and who has received compensation from the company other than for service as a director (e.g., investment banking, consulting, legal or financial advisory fees).

     > Putnam will withhold votes for the entire board of directors if the board has more than 19 members or fewer than five members, absent special circumstances.

     >   Putnam will vote on a  case-by-case  basis in  contested  elections of directors.

     >   Putnam will  withhold  votes for any nominee for  director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).

     Putnam is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards. Putnam may withhold votes from such directors on a case-by-case basis where it appears that they may be unable to discharge their duties properly because of excessive commitments.

     >   Putnam will  withhold  votes for any nominee for  director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an "interlocking directorate").

     Board independence depends not only on its members' individual relationships, but also the board's overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. Putnam may withhold votes on a case-by-case basis from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

     >   Putnam will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.


         B.  Executive Compensation

     Putnam will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

     > Except where Putnam would otherwise be withholding votes for the entire board of directors, Putnam will vote for stock option plans which will result in an average annual dilution of 1.67% or less (including all equity-based plans).

     > Putnam will vote against stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).

     > Putnam will vote against stock option plans that permit issuance of options with an exercise price below the stock's current market price.

     > Except where Putnam is otherwise withholding votes for the entire board of directors, Putnam will vote for employee stock purchase plans that have the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3) dilution is 10% or less.

     Putnam may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on proposals relating to executive compensation, Putnam will consider whether the proposal has been approved by an independent compensation committee of the board.

         C.  Capitalization

     Putnam will vote on a case-by-case basis on board-approved proposals involving changes to a company's capitalization.

     > Putnam will vote for proposals relating to the authorization of additional common stock (except where such proposals relate to a specific transaction).

     > Putnam will vote for proposals to effect stock splits (excluding reverse stock splits.)

     >    Putnam will vote for proposals authorizing share repurchase programs.


     D. Acquisitions, Mergers, Reincorporations, Reorganizations and Other Transactions

     Putnam will vote on a case-by-case basis on business transactions such as acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company's assets, except as follows:

     > Putnam will vote for mergers and reorganizations involving business combinations designed solely to reincorporate a company in Delaware.

         E.  Anti-Takeover Measures

     Putnam will vote against board-approved proposals to adopt anti-takeover measures such as a shareholder rights plan, supermajority voting provisions, adoption of fair price provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

     > Putnam will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans (commonly referred to as "poison pills"); and

     > Putnam will vote on a case-by-case basis on proposals to adopt fair price provisions.


         F.  Other Business Matters

     Putnam will vote for board-approved proposals approving routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

     > Putnam will vote on a case-by-case basis on proposals to amend a company's charter or bylaws (except for charter amendments necessary or to effect stock splits to change a company's name or to authorize additional shares of common stock).

     > Putnam will vote against authorization to transact other unidentified, substantive business at the meeting.


II.  Shareholder Proposals

     Putnam will vote in accordance with the recommendation of the company's board of directors on all shareholder proposals, except as follows:

     > Putnam will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

     > Putnam will vote for shareholder proposals to require shareholder approval of shareholder rights plans.

     > Putnam will vote for shareholder proposals that are consistent with Putnam's proxy voting guidelines for board-approved proposals.

III.  Voting Shares of Non US Issuers

     Putnam  recognizes  that  the  laws  governing  non US  issuers  will  vary significantly from US law and from jurisdiction to jurisdiction. Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non US issuers. However, Putnam believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, Putnam will vote proxies of non US issuers in accordance with the foregoing guidelines where applicable, except as follows:

     > Putnam will vote for shareholder proposals calling for a majority of the directors to be independent of management.

     > Putnam will vote for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

     > Putnam will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

     > Putnam will vote on case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company's outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company's outstanding common stock where shareholders have preemptive rights.

     Many non US jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

     (1) Share blocking. Shares must be frozen for certain periods of time to vote via proxy.

     (2) Share re-registration. Shares must be reregistered out of the name of the local custodian or nominee into the name of the client for the meeting and, in may cases, then reregistered back. Shares are normally blocked in this period.

     (3) Powers of Attorney. Detailed documentation from a client must be given to the local sub-custodian. In many cases Putnam is not authorized to deliver this information or sign the relevant documents.

     Putnam's policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of doing so. For example, in a share blocking jurisdiction, it will normally not be in a client's interest to freeze shares simply to participate in a non contested routine meeting. More specifically, Putnam will normally not vote shares in non-US jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

                                             Exhibit B to Proxy Procedures

Proxy Vote Referral Request:  Company XYZ, Vote Due X/X/XX


                  Proxy Voting Referral Request Form

From:  Victoria Card       ext.  1-1168

     Please describe any contacts with any person you may have had, apart from the Investment Division, Putnam's Proxy Administration staff, or proxy soliciting firms regarding the proxy:_________.

Meeting Date:

Vote Recommendation Due Date:

Company Name:  XYZ Inc.

     o    Please  indicate  FOR,   AGAINST  or  ABSTAIN  for  each  agenda  item
          referenced below.

     o Please provide vote rationale when you believe additional information is necessary to explain your vote. Examples: "Stock option plan will create excessive dilution," "Shareholder proposal would be disruptive"


Referral items:                         Putnam Rec.*              ISS
---------------                         ------------------------------
Rec.

1.  [Description of item]
Rationale:  ___________



* Assuming Board meets Putnam Independence Standards for the Board of Directors


Please see attached ISS analysis for information on the proposals.

                                              Exhibit C to Proxy Procedures


                               PUTNAM INVESTMENTS
                              PROXY VOTING CONFLICT
                           OF INTEREST DISCLOSURE FORM


1.   Company name:____________________________________________

2.   Date of Meeting: ___________________________________________

3.   Referral Item(s): ____________________________________________

4. Description of Putnam's Business Relationship with Issuer of Proxy which may give rise to a conflict of interest:________________________________



5. Describe procedures used to address any conflict of interest: Investment professional who was solicited to provide a recommendation was advised that the recommendation must be provided without regard to any client or other business relationship between Putnam and the company. In addition, Putnam has made arrangements that, unless authorized by Putnam's Legal and Compliance Department, contacts from outside parties, except for representatives of the issuing company, with respect to referral items will be handled by Putnam's Legal and Compliance Department to prevent any influence on the investment process. In the case of contact between Putnam investment professionals and representatives of issuing companies, any such contact will be documented and included in the proxy voting files.

6. Describe any contacts from parties outside Putnam Management (other than routine communications from proxy solicitors) with respect to the referral item not otherwise reported in an investment professional's recommendation:

      --------------------------------------------------------------------


      --------------------------------------------------------------------


     CERTIFICATION

     The undersigned officer of Putnam Investments certifies that, to the best of his or her knowledge, any recommendation of an investment professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.

     -------------------------------
     Name:  Victoria R. Card
     Title:  Assistant Vice President, Proxy Voting Project Manager

                       THIRD AVENUE MANAGEMENT LLC ("TAM")

                 SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

GENERAL

     This summary describes TAM's policy and procedures for voting securities held in its investment advisory accounts. If you wish to receive a copy of the full policy and procedures or information on how proxies were voted in your account, please contact your account representative.

     In general, TAM is responsible for voting securities held in its investment advisory accounts. However, in certain cases, in accordance with the agreement governing the account, the client may expressly retain the authority to vote proxies or delegate voting authority to a third party. In such cases, the policy and procedures below would not apply and TAM would advise the client to instruct its custodian where to forward solicitation materials.

POLICY GUIDELINES

     TAM has developed detailed policy guidelines on voting commonly presented proxy issues, which are subject to ongoing review. The guidelines are subject to exceptions on a case-by-case basis, as discussed below. On issues not specifically addressed by the guidelines, TAM would analyze how the proposal may affect the value of the securities held by the affected clients and vote in accordance with what it believes to be the best interests of such clients.

Abstention From Voting

     TAM will normally abstain from voting when it believes the cost of voting will exceed the expected benefit to investment advisory clients. The most common circumstances where that may be the case involve foreign proxies and securities out on loan. In addition, TAM may be restricted from voting proxies of a given issuer during certain periods if it has made certain regulatory filings with respect to that issuer.

PROCEDURES

     TAM's Legal Department oversees the administration of proxy voting. Under its supervision, the Accounting Department is responsible for processing proxies on securities held in mutual funds for which TAM serves as adviser or sub-adviser1 and the Operations Department is responsible for processing proxies on securities held in all other investment advisory accounts for which TAM has voting responsibility.

Sole Voting Responsibility

     The Operations and Accounting Departments forward proxy and other solicitation materials received to the General Counsel or his designee who shall present the proxies to TAM's Proxy Voting Committee. The Proxy Voting Committee, consisting of senior portfolio managers designated by TAM's President, determines how the proxies shall be voted applying TAM's policy guidelines. TAM's General Counsel or his designee attends Proxy Voting Committee meetings to field any potential conflict issues and document voting determinations. The Proxy Voting Committee may seek the input of TAM's Co-Chief Investment Officers or other portfolio managers or research analysts who may have particular familiarity with the matter to be voted. Any exception to policy guidelines shall be fully documented in writing. TAM's General Counsel instructs the Operations and Accounting Departments to vote the proxies in accordance with determinations reached under the process described above. The Operations and Accounting Departments vote the proxies by an appropriate method in accordance with instructions received.

Shared Voting Responsibility

     TAM may share voting responsibility with a client who has retained the right to veto TAM's voting decisions. Under such circumstances, the Operations Department would provide a copy of the proxy material to the client reserving this right, along with TAM's determination of how it plans vote the proxy, unless instructed otherwise by the client prior to the relevant deadline.

Conflicts of Interest

     Should any portfolio manager, research analyst, member of senior management or anyone else at TAM who may have direct or indirect influence on proxy voting decisions become aware of a potential or actual conflict of interest in voting a proxy or the appearance of a conflict of interest, that person shall bring the issue to TAM's General Counsel. TAM's General Counsel shall analyze each potential or actual conflict presented to determine materiality and shall document each situation and its resolution. When presented with an actual or potential conflict in voting a proxy, TAM's General Counsel shall address the matter using an appropriate method to assure that the proxy vote is free from any improper influence, by (1) determining that there is no conflict or that it is immaterial, (2) ensuring that TAM votes in accordance with a predetermined policy, (3) following the published voting policy of Institutional Shareholder Services, (4) engaging an independent third party professional to vote the proxy or advise TAM how to vote or (5) presenting the conflict to one or more of the clients involved and obtaining direction on how to vote.

Recordkeeping

     TAM shall maintain required records relating to votes cast, client requests
     for   information  and  TAM's  proxy  voting  policies  and  procedures  in accordance with applicable law.


--------

     1 Advisers of certain mutual funds sub-advised by TAM have retained their own authority to vote proxies.

On behalf of its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and for which it serves as investment adviser.

Proxy Administration

The T. Rowe Price Proxy Committee develops positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties, such as Institutional Shareholder Services (ISS) and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the chairperson of each fund's Investment Advisory Committee is responsible for deciding and voting on the proxy proposals of companies in his or her fund. Because fund portfolio managers may have differences of opinion on portfolio companies and their proxies, or because their funds may have different investment objectives, these factors, among others, may lead to different votes between funds on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee and the funds' Boards of Directors or Trustees review T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained ISS, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of fund shareholders. Practicalities involved with international investing may make it impossible or disadvantageous to vote proxies in every instance. For example, portfolio managers might refrain from voting if they or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. T. Rowe Price also withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

The goal of T. Rowe Price is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options or to grant options at below market prices.

Anti-Takeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

Monitoring  and  Resolving  Conflicts  of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that the potential for conflicts of interest is relatively low due to the client-focused nature of our investment management business. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

                        TURNER INVESTMENT PARTNERS, INC.

                     Proxy Voting Guidelines and Procedures
                                     Summary



     Turner has an obligation to vote all proxies appurtenant to shares of corporate stock owned by its client accounts in the best interests of those clients. In voting these proxies, Turner will not be motivated by, or subordinate the client's interests to, its own objectives or those of persons or parties unrelated to the client. Turner will exercise all appropriate and lawful care, skill prudence and diligence in voting proxies, and shall vote all proxies relating to shares owned by its client accounts and received by Turner.

     Turner has delegated certain aspects of the proxy voting process to Institutional Shareholder Services, and its Proxy Voting Service (PVS) subsidiary. Under an agreement entered into with Turner, PVS has agreed to vote proxies in accordance with recommendations developed by PVS and overseen by Turner, except in those instances where Turner has provided it with different direction. Turner has the right and the ability to depart from a recommendation made by PVS as to a particular vote, slate of candidates or otherwise, and can direct PVS to vote all or a portion of the shares owned for client accounts in accordance with Turner's preferences. PVS is bound to vote any such shares subject to that direction in strict accordance with all such instructions. Turner, through its Proxy Committee, reviews on a monthly basis the overall shareholder meeting agenda, and seeks to identify shareholder votes that warrant further review. The Turner Proxy committee looks to its view of the best interests of shareholders, and provides direction to PVS only where in Turner's view departing from the PVS recommendation appears to be in the best interests of Turner's clients as shareholders.

     In order to avoid even the appearance of a conflict of interest, the Proxy Committee will determine, by surveying the Firm's employees or otherwise, whether Turner, an affiliate or any of their officers has a business, familial or personal relationship with a participant in a proxy contest, the issuer itself or the issuer's pension plan, corporate directors or candidates for directorships. In the event that any such relationship is found to exist, the Proxy Committee will take appropriate steps to ensure that any such relationship (or other potential conflict of interest), does not influence Turner's or the Committee's decision to provide direction to PVS on a given vote or issue.




                           RCM PROXY VOTING GUIDELINES
                                 AND PROCEDURES


                                  JANUARY 2004

                             Table of Contents



Policy Statement and Voting Procedure...............................page 1

Resolving Conflicts of Interest.....................................page 2

Cost-Benefit Analysis Involving Voting Proxies......................page 2

Proxy Voting Guidelines.............................................page 3

Ordinary Business Matters................................. .........page 3

Auditors............................................................page 3

Board of Directors..................................................page 4

Executive and Director Compensation.................................page 6

Capital Structure...................................................page 7

Mergers and Corporate Restructuring.................................page 8

Antitakeover Defenses and Voting Related Issues     ................page 9

Social and Environmental Issues....................................page 11

                                      Policy Statement


RCM exercises our proxy voting responsibilities as a fiduciary. As a result, in the cases where we have voting authority of our client proxies, we intend to vote such proxies in a manner consistent with the best interest of our clients. Our guidelines are designed to meet applicable fiduciary standards. All votes submitted by RCM on behalf of its clients are not biased by other clients of RCM. Proxy voting proposals are voted with regard to enhancing shareholder wealth and voting power.

A Proxy Committee, including investment, compliance and operations personnel, is responsible for establishing our proxy voting policies and procedures. These guidelines summarize our positions on various issues and give general indication as to how we will vote shares on each issue. However, this listing is not exhaustive and does not include all potential voting issues and for that reason, there may be instances when we may not vote proxies in strict adherence to these Guidelines. To the extent that these guideline policies and procedures do not cover potential voting issues or a case arises of a material conflict between our interest and those of a client with respect to proxy voting, our Proxy Committee will convene to discuss these instances. In evaluating issues, the Proxy Committee may consider information from many sources, including our portfolio management team, our analyst responsible for monitoring the stock of the company at issue, management of a company presenting a proposal, shareholder groups, and independent proxy research services.



                                    Voting Procedure


The voting of all proxies is conducted by the Proxy Specialist in consultation with a Proxy Committee consisting of Analysts, Portfolio Managers, the Proxy Specialist, Client Services personnel and Legal Counsel. The Proxy Specialist performs the initial review of the proxy statement, third-party proxy research provided by ISS, and other relevant material, and makes a vote decision in accordance with RCM Proxy Voting Guidelines. In situations where the Proxy Voting Guidelines do not give clear guidance on an issue, the Proxy Specialist will, at his or her discretion, consult the Analyst or Portfolio Manager and/or the Proxy Committee. In the event that an Analyst or Portfolio Manager wishes to override the Guidelines, the proposal will be presented to the Proxy Committee for a final decision.

RCM retains a third-party proxy voting service, Institutional Shareholder Services, Inc. (ISS), to assist us in processing proxy votes in accordance with RCM's vote decisions. ISS is responsible for notifying RCM of all upcoming meetings, providing a proxy analysis and vote recommendation for each proposal, verifying that all proxies are received, and contacting custodian banks to request missing proxies. ISS sends the proxy vote instructions provided by RCM to the appropriate tabulator. ISS provides holdings reconciliation reports on a monthly basis, and vote summary reports for clients on a quarterly or annual basis. RCM keeps proxy materials used in the vote process on site for at least one year.


                            Resolving Conflicts of Interest

RCM may have conflicts that can affect how it votes its clients' proxies. For example, RCM may manage a pension plan whose management is sponsoring a proxy proposal. RCM may also be faced with clients having conflicting views on the appropriate manner of exercising shareholder voting rights in general or in specific situations. Accordingly, RCM may reach different voting decisions for different clients. Regardless, votes shall only be cast in the best interest of the client affected by the shareholder right. For this reason, RCM shall not vote shares held in one client's account in a manner designed to benefit or accommodate any other client.

In order to ensure that all material conflicts of interest are addressed appropriately while carrying out its obligation to vote proxies, the Proxy Committee shall be responsible for addressing how RCM resolves such material conflicts of interest with its clients.



                        Cost-Benefit Analysis Involving Voting Proxies

RCM shall review various criteria to determine whether the costs associated with voting the proxy exceeds the expected benefit to its clients and may conduct a cost-benefit analysis in determining whether it is in the best economic interest to vote client proxies. Given the outcome of the cost-benefit analysis, RCM may refrain from voting a proxy on behalf of its clients' accounts.

In addition, RCM may refrain from voting a proxy due to logistical considerations that may have a detrimental effect on RCM's ability to vote such a proxy. These issues may include, but are not limited to: 1) proxy statements and ballots being written in a foreign language, 2) untimely notice of a shareholder meeting, 3) requirements to vote proxies in person, 4) restrictions on foreigner's ability to exercise votes, 5) restrictions on the sale of securities for a period of time in proximity to the shareholder meeting, or 6) requirements to provide local agents with power of attorney to facilitate the voting instructions. Such proxies are voted on a best-efforts basis.

                                      Proxy Voting Guidelines




                                         Ordinary Business



Ordinary Business Matters: Case-by-Case

RCM votes FOR management proposals covering routine business matters such as changing the name of the company, routine bylaw amendments, and changing the date, time, or location of the annual meeting.

Routine items that are bundled with non-routine items will be evaluated on a case-by-case basis. Proposals that are not clearly defined other than to transact "other business," will be voted AGAINST, to prevent the passage of significant measures without our express oversight.



                                        Auditors


Ratification of Auditors: Case-by-Case

RCM generally votes FOR proposals to ratify auditors, unless there is reason to believe that there is a conflict of interest, or if the auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

RCM will review, on a case-by-case basis, instances in which the audit firm has substantial non-audit relationships with the company, to determine whether we believe independence has been compromised.


Shareholder Proposals Regarding Rotation of Auditors: Generally FOR

RCM generally will support shareholder proposals asking for audit firm rotation, unless the rotation period is less than five years, which would be unduly burdensome to the company.


Shareholder Proposals Regarding Auditor Independence: Case-by-Case

RCM will evaluate on a case-by-case basis, shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services or to cap the level of non-audit services.

                               Board of Directors


Election of Directors: Case-by-Case

Votes on director nominees are made on a case-by-case basis. RCM favors boards that consist of a substantial majority of independent directors who demonstrate a commitment to creating shareholder value. RCM also believes that key board committees (audit, compensation, and nominating) should include only independent directors to assure that shareholder interests will be adequately addressed. When available information demonstrates a conflict of interest or a poor performance record for specific candidates, RCM may withhold votes from director nominees.



Classified Boards: AGAINST

Classified (or staggered) boards provide for the directors to be divided into three groups, serving a staggered three-year term. Each year one of the groups of directors is nominated for re-election and serves a three-year term. RCM generally opposes classified board structures, as we prefer annual election of directors to discourage entrenchment. RCM will vote FOR shareholder proposals to de-classify the board of directors.


Changing Size of Board: Case-by-Case

RCM votes FOR proposals to change the size of the board of directors, if the proposed number falls between 6 to 15 members. We generally vote AGAINST proposals to increase the number of directors to more than 15, because very large boards may experience difficulty achieving consensus and acting quickly on important items.


Majority of Independent Directors on Board: Case-by-Case

RCM considers how board structure impacts the value of the company and evaluates shareholder proposals for a majority of independent directors on a case-by-case basis. RCM generally votes FOR proposals requiring the board to consist of, at least, a substantial (2/3) majority of independent directors. Exceptions are made for companies with a controlling shareholder and for boards with very long term track records of adding shareholder value based on 3, 5 and 10-year stock performance.


     Minimum Share Ownership by the Board:  AGAINST

Although stockholders may benefit from directors owning stock in a company and having a stake in the profitability and well-being of a company, RCM does not support resolutions that would require directors to make a substantial investment which would effectively exclude them from accepting directorships for purely financial reasons.

Establish Independent Nominating Committee: FOR

RCM votes FOR proposals to establish entirely independent nominating committees. We believe that having an independent Nominating Committee is one way to assure that shareholder interests will be adequately addressed.


Limit Tenure of Directors: AGAINST

RCM does not support shareholder proposals for term limits, as limiting tenure may force valuable, experienced directors to leave the board solely because of their length of service. We prefer to retain the ability to evaluate director performance, and vote on all director nominees once a year.


Director Indemnification and Liability Protection: Case-by-Case

RCM votes AGAINST proposals that would limit or eliminate all liability for monetary damages, for directors and officers who violate the duty of care. RCM will also vote AGAINST proposals that would expand indemnification to cover acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness. If, however, a director was found to have acted in good faith and in a manner that he reasonably believed was in the best interest of the company, and if only the director's legal expenses would be covered, RCM may vote FOR expanded coverage.


Separate Chairman/Chief Executive Officer: Case-by-Case

RCM votes shareholder proposals to separate Chairman and CEO positions on a case-by-case basis, and considers the impact on management credibility and thus the value of the company. RCM generally votes FOR shareholder proposals requiring the position of Chairman to be filled by an independent director, because a combined title can make it difficult for the board to remove a CEO that has underperformed, and harder to challenge a CEO's decisions. We are, however, willing to accept a combined title for companies whose outside directors hold regularly-scheduled non-management meetings with a powerful and independent Lead Director.


Diversity of the Board of Directors: Case-by-Case

RCM reviews shareholder proposals that request a company to increase the representation of women and minorities on the board, on a case-by-case basis. RCM generally votes FOR requests for reports on the company's efforts to diversify the board, unless the board composition is reasonably inclusive of women and minorities in relation to companies of similar size and business, and if the board already reports on its nominating procedures and diversity initiatives.


                        Executive and Director Compensation


Stock Incentive Plans: Case-by-Case

RCM reviews stock incentive plan proposals on a case-by-case basis, to determine whether the plan is in the best interest of shareholders. We generally support stock incentive plans that are designed to attract, retain or encourage executives and employees, while aligning their financial interests with those of investors. We also prefer plans that limit the transfer of shareholder wealth to insiders, and favor stock compensation in the form of performance-based restricted stock over fixed price option plans.

RCM utilizes research from a third-party proxy voting service (ISS) to assist us in analyzing all details of a proposed stock incentive plan. Unless there is evidence that a plan would have a positive economic impact on shareholder value, we generally vote against plans that result in excessive dilution, and vote against plans that contain negative provisions, such as repricing or replacing underwater options without shareholder approval.


Shareholder Proposals Regarding Options Expensing: FOR

RCM generally votes FOR shareholder proposals requesting companies to disclose the cost of stock options as an expense on their income statement, to clarify the company's earnings and profitability to shareholders.


Cash Bonus Plans (OBRA related): Case-by-Case

RCM considers Omnibus Budget and Reconciliation Act (OBRA) Cash Bonus Plan proposals on a case-by-case basis. OBRA regulations require companies to secure shareholder approval for their performance-based cash or cash and stock bonus plans to preserve the tax deduction for bonus compensation exceeding OBRA's $1 million cap.

The primary objective of such proposals is to avoid tax deduction limitations imposed by Section 162(m) of the Internal Revenue Code, and RCM will generally vote FOR plans that have appropriate performance targets and measures in place.

In cases where plans do not meet acceptable standards or we believe executives are over compensated in the context of shareholder value creation, RCM may vote AGAINST the cash bonus plan, and may withhold votes from compensation committee members.


Eliminate Non-Employee Director Retirement Plans: FOR

RCM generally supports proposals to eliminate retirement benefits for non-employee directors, as such plans can create conflicts of interest by their high value. Additionally, such benefits are often redundant, since many directors receive pension benefits from their primary employer.

Employee Stock Purchase Plans: Case-by-Case

Employee Stock Purchase Plans give employees the opportunity to purchase stock of their company, primarily through payroll deductions. Such plans provide performance incentives and lead employees to identify with shareholder interests. RCM will vote FOR Employee Stock Purchase Plans that include: (1) a purchase price of at least 85 percent of fair market value, and (2) an offering period of 27 months or less, and (3) voting power dilution (percentage of outstanding shares)of no more than 10 percent.


Shareholder Proposals Regarding Executive Pay: Case-by-Case

RCM generally votes FOR shareholder proposals that request additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

RCM votes FOR proposals requesting that at least a significant portion of the company's awards are performance-based. Preferably, performance measures should include long term growth metrics.

RCM votes FOR proposals to require option repricings to be put to a shareholder vote, and FOR proposals to require shareholder votes on compensation plans.

RCM votes AGAINST shareholder proposals that seek to set absolute levels on compensation or otherwise dictate the amount of compensation, and AGAINST shareholder proposals requiring director fees to be paid in stock only.

All other shareholder proposals regarding executive and director pay are voted on a case-by-case basis, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.



                             Capital Structure


Capital Stock Authorizations: Case-by-Case

RCM votes proposals for an increase in authorized shares of common or preferred stock on a case-by-case basis, after analyzing the company's industry and performance in terms of shareholder returns. We generally vote AGAINST stock increases that are greater than 100 percent, unless the company has provided a specific reason for the increase. We will also vote AGAINST proposals for increases in which the stated purpose is to reserve additional shares to implement a poison pill. (Note: see page 10, for more on preferred stock).


Stock Splits and Dividends: Case-by-Case

RCM generally votes FOR management proposals to increase common share authorization for a stock split or share dividend, provided that the increase in shares is not excessive. We also generally vote in favor shareholder proposals to initiate a dividend, particularly in the case of poor performing large cap companies with stock option plans result in excessive dilution.

                            Mergers and Corporate Restructuring


Mergers and Restructurings: Case-by-Case

A merger, restructuring, or spin-off in some way affects a change in control of the company's assets. In evaluating the merit such transactions, RCM will consider the terms of each proposal and will analyze the potential long-term value of the investment. RCM will support management proposals for a merger or restructuring if the transaction appears to offer fair value, but may oppose them if they include significant changes to corporate governance and takeover defenses that are not in the best interest of shareholders.


Prevent a Company from Paying Greenmail: FOR

Greenmail is the payment a corporate raider receives for his/her shares. This payment is usually at a premium to the market price, so while greenmail can ensure the continued independence of the company, it discriminates against other shareholders. RCM will generally vote FOR anti-greenmail provisions.


Golden Parachutes: Case-by-Case

RCM votes FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

Proposals to ratify or cancel golden or tin parachutes are evaluated on a case-by-case basis. RCM will vote AGAINST parachute proposals, when the amount exceeds three times base salary plus guaranteed benefits.


Fair Price Provision: AGAINST

Standard fair price provisions require that, absent board or shareholder approval of the acquisition, the bidder must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between five and twenty percent of the outstanding shares) that triggered the provision. An acquirer may avoid such a pricing requirement by obtaining the support of holders of at least a majority of disinterested shares. Such provisions may be viewed as marginally favorable to the remaining disinterested shareholders, since achieving a simple majority vote in favor of an attractive offer may not be difficult.

RCM  will  vote  AGAINST  fair  price   provisions,   if  the  shareholder  vote
requirement,   imbedded  in  the  provision,  is  greater  than  a  majority  of disinterested shares.

RCM  will  vote  FOR  shareholder   proposals  to  lower  the  shareholder  vote
requirements imbedded in existing fair price provisions.


State Antitakeover Statutes: Case-by-Case

RCM evaluates the specific statutes at issue, including their effect on shareholder rights and votes proposals to opt out-of-state takeover statutes on a case-by-case basis.


Reincorporation: Case-by-Case

RCM will evaluate reincorporation proposals case-by-case and will consider a variety of factors including the impact reincorporation might have on the longer-term valuation of the stock, the quality of the company's financial disclosure, the impact on current and potential business with the U.S.
government, M&A opportunities and the risk of being forced to reincorporate in the future. RCM generally supports reincorporation proposals for valid business reasons such as reincorporating in the same state as its corporate headquarters.



                   Anti-takeover Defenses and Voting Related Issues


Poison Pills: Case-by-Case

RCM votes AGAINST poison pills or (or shareholder rights plans) proposed by a company's management. Poison pills are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareholder approval.

RCM will always vote FOR shareholder proposals requesting boards to submit their pills to a shareholder vote or redeem them, as poison pills may lead to management entrenchment and can discourage legitimate tender offers.


Dual Class Capitalization with Unequal Voting Rights: Case-by-Case

RCM will vote AGAINST dual class exchange offers and dual class capitalizations with unequal voting rights as they can contribute to the entrenchment of management and allow for voting power to be concentrated in the hands of management and other insiders. RCM will vote FOR proposals to create a new class of nonvoting or subvoting common stock if intended for purposes with minimal or no dilution to current shareholders or not designed to preserve voting power of insiders or significant shareholders.


Blank Check Preferred Stock: Case-by-Case

Blank check proposals authorize a class of preferred stock for which voting rights are not established in advance, but are left to the discretion of the Board of Directors when issued. Such proposals may give management needed flexibility to accomplish acquisitions, mergers or financings. On the other hand, such proposals also give the board the ability to place a block of stock with a shareholder sympathetic to management, thereby entrenching management or making takeovers more difficult.

RCM generally votes AGAINST proposals authorizing the creation of new classes of preferred stock, unless the company expressly states that the stock that will not be used as a takeover defense. We also vote AGAINST proposals to increase the number of authorized preferred stock shares, when no shares have been issued or reserved for a specific purpose.

RCM will vote FOR proposals to authorize preferred stock, in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.


Supermajority Voting Provisions: AGAINST

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally supermajority provisions require at least 2/3 affirmative vote for passage of issues.

RCM votes AGAINST supermajority voting provisions, as this requirement can make it difficult for shareholders to effect a change regarding a company and its corporate governance provisions. Requiring more than a simple majority voting shares, for mergers or changes to the charter or bylaws, may permit managements to entrench themselves by blocking amendments that are in the best interests of shareholders.


Cumulative Voting: Case-by-Case

Cumulative voting allows shareholders to "stack" their votes behind one or a few directors running for the board, thereby enabling minority shareholders to secure board representation. RCM evaluates management proposals regarding cumulative voting, on a case-by-case basis. We will generally vote FOR shareholder proposals to restore or provide for cumulative voting, absent a record of strong corporate governance policies.


Shareholder Action by Written Consent: Case-by-Case

Written consent allows shareholders to initiate and carry out a shareholder action without waiting until the annual meeting or by calling a special meeting. It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareholder meeting.

RCM will vote FOR shareholder proposals to allow shareholder action by written consent, and we will oppose management proposals that restrict or prohibit shareholder ability to take action by written consent.


Shareholder's Right to Call Special Meeting: FOR

RCM votes FOR proposals to restore or expand shareholder rights to call special meetings. We vote AGAINST management proposals requiring higher vote requirements in order to call special meetings, and AGAINST proposals that prohibit the right to call meetings.


Confidential Voting: FOR

RCM votes for shareholder proposals requesting companies to adopt confidential voting because confidential voting may eliminate undue pressure from company management. Furthermore, RCM maintains records which allow our clients to have access to our voting decisions.


                        Social and Environmental Issues


Shareholder Proposals Regarding Social and Environmental Issues: Case-by-Case

In evaluating social and environmental proposals, RCM first determines whether the issue should be addressed on a company-specific basis. Many social and environmental proposals are beyond the scope of any one company and are more properly the province of government and broader regulatory action. If this is the case, RCM recommends voting against the proposal. Most proposals raising issues of public concern require shareholders to apply subjective criteria in determining their voting decisions. While broad social and environmental issues are of concern to everyone, institutional shareholders acting as representatives of their beneficiaries must consider only the economic impact of the proposal on the target company, which in many cases cannot be clearly demonstrated.

RCM considers the following factors in evaluating proposals that address social and environmental issues:

    o  Cost to implement proposed requirement
    o  Whether any actual abuses exist
    o  Whether the company has taken any action to address the problem
    o The extent, if any, to which the proposal would interfere with the day-to-day management of the company.

RCM generally supports proposals that encourage corporate social responsibility. However, RCM does not support proposals that require a company to cease particular operations, monitor the affairs of other companies with whom it does business, impose quotas, or otherwise interfere with the day-to-day management of a company. In the absence of compelling evidence that a proposal will have a positive economic impact, RCM believes that these matters are best left to the judgment of management.


Sign or Endorse the CERES Principles: Case-by-Case

The CERES Principles represent a voluntary commitment of corporations to continued environmental improvement beyond what is required by government regulation. CERES was formed by the Coalition of Environmentally Responsible Economies in the wake of the March 1989 Exxon Valdez oil spill, to address environmental issues such as protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Endorsers of the CERES Principles are required to pay annual fees based on annual revenue of the company.

RCM generally supports shareholder requests for reports on activities related to the goals of the CERES Principles or other in-house environmental programs. Proposals to adopt the CERES Principles are voted on a case-by-case basis, taking into account the company's current environmental disclosure, its environmental track record, and the practices of peer companies.


Environmental Reporting: FOR

RCM generally supports shareholder requests for reports seeking additional information on activities regarding environmental programs, particularly when it appears that companies have not adequately addressed shareholder's environmental concerns.


Northern Ireland (MacBride Principles): Case-by-Case

The MacBride Principles are aimed at countering anti-Catholic discrimination in employment in the British state of Northern Ireland. These principles require affirmative steps to hire Catholic workers and promote them to management positions, to provide job security and to eliminate inflammatory religious emblems. Divestment of stock is not called for under these principles. RCM takes the following factors into consideration regarding Northern Ireland resolutions:

 o Whether any discrimination charges have been filed against the subject company within the past year;
 o Whether the subject company has subscribed to the Fair Employment Agency's, "Declaration of Principle and Intent." (Northern Ireland governmental regulations); and
 o Whether potentially offensive material is not allowed in the work area (flags, posters, etc.).

                                                                APPENDIX A

                   MORGAN STANLEY INVESTMENT MANAGEMENT
                     PROXY VOTING POLICY AND PROCEDURES

I.       POLICY STATEMENT

Introduction  - Morgan  Stanley  Investment  Management's  ("MSIM")  policy  and procedures  for voting  proxies  ("Proxy  Voting  Policy and  Procedures")  with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which a MSIM entity has authority to vote proxies. The policy and procedures and general guidelines in this section will be reviewed and, updated, as necessary, to address new or revised proxy voting issues. The MSIM entities covered by these policies and procedures currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Morgan Stanley Hedge Fund Partners GP LP, Morgan Stanley Hedge Fund Partners LP, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an "MSIM Affiliate" and collectively referred to as the "MSIM Affiliates").

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds)(collectively referred to as the "MSIM Funds"), each MSIM Affiliate will vote proxies pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors or Trustees of the MSIM Funds. A MSIM Affiliate will not vote proxies if the "named fiduciary" for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the Investment Management or Investment Advisory Agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will, in a prudent and diligent manner, vote proxies in the best interests of clients, including beneficiaries of and participants in a client's benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns ("Client Proxy Standard"). In certain situations, a client or its fiduciary may provide a MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client's policy unless to do so would be inconsistent with applicable laws or regulations or the MSIM Affiliate's fiduciary responsibility.

Proxy Research Services - To assist the MSIM Affiliates in their responsibility for voting proxies and the overall global proxy voting process, Institutional Shareholder Services ("ISS") and the Investor Responsibility Research Center ("IRRC") have been retained as experts in the proxy voting and corporate governance area. ISS and IRRC are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to MSIM Affiliates include in-depth research, global issuer analysis, and voting recommendations. While the MSIM Affiliates may review and utilize the ISS recommendations in making proxy voting decisions, they are in no way obligated to follow the ISS recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping. MSIM's Proxy Review Committee (see Section IV.A. below) will carefully monitor and supervise the services provided by the proxy research services.

Voting Proxies for Certain Non-US Companies - While the proxy voting process is well established in the United States and other developed markets with a number of tools and services available to assist an investment manager, voting proxies of non-US companies located in certain jurisdictions, particularly emerging markets, may involve a number of problems that may restrict or prevent a MSIM Affiliate's ability to vote such proxies. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings;
(iii) restrictions on the ability of holders outside the issuer's jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person,
(v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate the MSIM Affiliate's voting instructions. As a result, clients' non-U.S. proxies will be voted on a best efforts basis only, after weighing the costs and benefits to MSIM's clients of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance to the MSIM Affiliates in connection with voting their clients' non-US proxies.

II.      GENERAL PROXY VOTING GUIDELINES

To  ensure  consistency  in  voting  proxies  on  behalf  of its  clients,  MSIM
Affiliates will follow (subject to any exception set forth herein) these Proxy Voting Policies and Procedures, including the guidelines set forth below. These guidelines address a broad range of issues, including board size and composition, executive compensation, anti-takeover proposals, capital structure proposals and social responsibility issues and are meant to be general voting parameters on issues that arise most frequently. The MSIM Affiliates, however, may, pursuant to the procedures set forth in Section IV. below, vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee and is consistent with the Client Proxy Standard.

III.     GUIDELINES

     A.   Management Proposals

          1. When voting on routine ballot items, unless otherwise determined by the Proxy Review Committee, the following proposals will be voted in support of management.



          o    Selection or ratification of auditors.

          o    Approval of financial statements, director and auditor reports.

          o    General updating/corrective amendments to the charter.


          o    Proposals   to  limit   Directors'   liability   and/or   broaden
               indemnification of Directors.

          o Proposals requiring that a certain percentage (up to 66 2/3%) of the company's Board members be independent Directors.

          o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

          o Proposals recommending set retirement ages or requiring specific levels of stock ownership by Directors.

          o    Proposals to eliminate cumulative voting.

          o    Proposals to eliminate preemptive rights.

          o Proposals for confidential voting and independent tabulation of voting results.

          o Proposals related to the conduct of the annual meeting except those proposals that relate to the "transaction of such other business which may come before the meeting."

          2. Election of Directors, In situations where no conflict exists, and where no specific governance deficiency has been noted, unless otherwise determined by the Proxy Review Committee, proxies will be voted in support of nominees of management.

          Unless otherwise determined by the Proxy Review Committee, a withhold vote will be made where:

          (i) A nominee has, or any time during the previous five years had, a relationship with the issuer (e.g., investment banker, counsel or other professional service provider, or familial relationship with a senior officer of the issuer) that may impair his or her independence.;

          (ii) A direct conflict exists between the interests of the nominee and the public shareholders; or

          (iii)Where the nominees standing for election have not taken action to implement generally accepted governance practices for which there is a "bright line" test. These would include elimination of dead hand or slow hand poison pills, requiring Audit, Compensation or Nominating Committees to be composed of independent directors and requiring a majority independent board.

          3. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted in support of management.

     Capitalization changes

          o Proposals relating to capitalization changes that eliminate other classes of stock and voting rights.

          o Proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if:
               (i) a clear and legitimate business purpose is stated; (ii) the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and (iii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the new authorization will be outstanding.

          o Proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital.

          o    Proposals for share repurchase plans.

          o Proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.

          o    Proposals to effect stock splits.

          o Proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount will generally be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.

          Compensation

          o Proposals relating to Director fees, provided the amounts are not excessive relative to other companies in the country or industry.

          o Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad based employee plan, including all non-executive employees.

          o Proposals for the establishment of employee stock option Plans and other employee ownership plans.

          o Proposals for the establishment of employee retirement and severance plans

         Anti-Takeover Matters

          o Proposals to modify or rescind existing supermajority vote requirements to amend the charters or bylaws.

          o Proposals relating to the adoption of anti-greenmail provisions provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders not made to all shareholders or not approved by disinterested  shareholders;  and
               (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.

     4. The following non-routine proposals, which potentially may have a substantive financial or best interest impact on a shareholder, unless otherwise determined by the Proxy Review Committee, will be voted against (notwithstanding management support).

          o Proposals to establish cumulative voting rights in the election of directors.

          o Proposals relating to capitalization changes that add classes of stock which substantially dilute the voting interests of existing shareholders.

          o Proposals to increase the authorized number of shares of existing classes of stock that carry preemptive rights or supervoting rights.

          o    Proposals to create "blank check" preferred stock.

          o    Proposals relating to changes in capitalization by 100% or more.

          o Compensation proposals that allow for discounted stock options that have not been offered to employees in general.

          o Proposals to amend bylaws to require a supermajority shareholder vote to pass or repeal certain provisions.

          o    Proposals to indemnify auditors.

     5. The following types of non-routine proposals, which potentially may have a substantive financial or best interest impact on an issuer, will be voted as determined by the Proxy Review Committee.

      Corporate Transactions

          o    Proposals  relating to mergers,  acquisitions  and other  special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) will be examined on a case-by-case basis. In all cases, ISS and IRRC research and analysis will be used along with MSIM Affiliates' research and analysis, including, among other things, MSIM internal company-specific knowledge.

          o Proposals relating to change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements that benefit management and would be costly to shareholders if triggered.

          o Proposals relating to shareholders rights plans that allow appropriate offers to shareholders to be blocked by the board or trigger provisions that prevent legitimate offers from proceeding.

          o Proposals relating to Executive/Director stock option plans. Generally, stock option plans should meet the following criteria:

          (i)  The stock option plan should be incentive based;

          (ii) For mature companies, should be no more than 5% of the issued capital at the time of approval;

          (iii)For growth companies, should be no more than 10% of the issued capital at the time of approval.

         Anti-Takeover Provisions

     o    Proposals requiring shareholder ratification of poison pills.

     o Proposals relating to anti-takeover and related provisions that serve to prevent the majority of shareholders from exercising their rights or effectively deter the appropriate tender offers and other offers.

     B.   Shareholder Proposals

     1.   The  following  shareholder   proposals  will  be  supported,   unless
          otherwise determined by the Proxy Review Committee:

     o    Proposals   requiring   auditors  to  attend  the  annual  meeting  of
          shareholders.

     o Proposals requiring non-U.S. companies to have a separate Chairman and CEO.

     o Proposals requiring that members of the company's compensation, nominating and audit committees be comprised of independent or unaffiliated Directors.

     Proposals requiring that a certain percentage of the company's members be comprised of independent and unaffiliated Directors.


     o Proposals requiring diversity of Board membership relating to broad based social, religious or ethnic groups.

     o    Proposals requiring confidential voting.

     o    Proposals to reduce or eliminate supermajority voting requirements.

     o Proposals requiring shareholder approval for a shareholder rights plan or poison pill.

     o    Proposals to require the company to expense stock options.


     2. The following shareholder proposals will be voted as determined by the Proxy Review Committee.

     o    Proposals that limit tenure of directors.

     o    Proposals to limit golden parachutes.

     o Proposals requiring directors to own large amounts of stock to be eligible for election.


     o Proposals that request or require disclosure of executive compensation in addition to the disclosure required by the Securities and Exchange Commission ("SEC") regulations.

     o    Proposals that limit retirement benefits or executive compensation.

     o    Proposals  requiring   shareholder   approval  for  bylaw  or  charter
          amendments.

     o    Proposals requiring shareholder approval of executive compensation.

     o    Proposals requiring shareholder approval of golden parachutes.

     o    Proposals to eliminate certain anti-takeover related provisions.

     o    Proposals to prohibit payment of greenmail.

     3. The following shareholder proposals generally will not be supported, unless otherwise determined by the Proxy Review Committee.

     o Proposals to declassify the Board of Directors (if management supports a classified board).

     o Proposals requiring a U.S. company to have a separate Chairman and CEO.

     o Proposal requiring that the company prepare reports that are costly to provide or that would require duplicative efforts or expenditures that are of a non-business nature or would provide no pertinent information from the perspective of institutional shareholders.

     o Proposals to add restrictions related to social, political or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or best interest impact to the shareholders.

     Proposals that require  inappropriate  endorsements or corporate actions. o
          Proposals requiring adherence to workplace standards that are not required or customary in market(s) to which the proposals relate.


IV.       ADMINISTRATION OF PROXY POLICY AND PROCEDURES

     A.   Proxy Review Committee

     1. The MSIM Proxy Review Committee ("Committee") is responsible for creating and implementing MSIM's Proxy Voting Policy and Procedures and, in this regard, has expressly adopted them.

          (a) The Committee, which is appointed by MSIM's Chief Investment Officer ("CIO"), consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm. The Committee is responsible for establishing MSIM's proxy voting policy and guidelines and determining how MSIM will vote proxies on an ongoing basis.

          (b) The Committee will periodically review and have the authority to amend, as necessary, these Proxy Voting Policy and Procedures and establish and direct voting positions consistent with the Client Proxy Standard.

          (c) The Committee will meet at least monthly to (among other matters): (1) address any outstanding issues relating to MSIM's Proxy Voting Policy and Procedures; and (2) review proposals at upcoming shareholder meetings of MSIM portfolio companies in accordance with this Policy including, as appropriate, the voting results of prior shareholder meetings of the same issuer where a similar proposal was presented to shareholders. The Committee, or its designee, will timely communicate to ISS MSIM's Proxy Voting Policy and Procedures (and any amendments to them and/or any additional guidelines or procedures it may adopt).

          (d) The Committee will meet on an ad hoc basis to (among other matters): (1) authorize "split voting" (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or "override voting" (i.e., voting all MSIM portfolio shares in a manner contrary to the Proxy Voting Policy and Procedures); (2) review and approve upcoming votes, as appropriate, for matters for which specific direction has been provided in these Policy and Procedures; and
               (3) determine how to vote matters for which specific direction has not been provided in these Policy and Procedures. Split votes will generally not be approved within a single Global Investor Group team. The Committee may take into account ISS and IRRC recommendations and research as well as any other relevant information they may request or receive.

          (e) In addition to the procedures discussed above, if the Committee determines that an issue raises a potential material conflict of interest, or gives rise to the appearance of a potential material conflict of interest, the Committee will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question ("Special Committee"). The Special Committee shall be comprised of the Chariman of the Proxy Review Committee, the Compliance Director for the area of the firm involved or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee and MSIM's Chief Investment Officer or his/her designee. The Special Committee may request the assistance of MSIM's General Counsel or his/her designee and will have sole discretion to cast a vote. In addition to the research provided by ISS and IRRC, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

          (f) The Committee and the Special Committee, or their designee(s), will document in writing all of their decisions and actions, which documentation will be maintained by the Committee and the Special Committee, or their designee(s), for a period of at least 6 years. To the extent these decisions relate to a security held by a MSIM U.S. registered investment company, the Committee and Special Committee, or their designee(s), will report their decisions to each applicable Board of Trustees/Directors of those investment companies at each Board's next regularly scheduled Board meeting. The report will contain information concerning decisions made by the Committee and Special Committee during the most recently ended calendar quarter immediately preceding the Board meeting.

          (g) The Committee and Special Committee, or their designee(s), will timely communicate to applicable portfolio managers, the Compliance Departments and, as necessary to ISS, decisions of the Committee and Special Committee so that, among other things, ISS will vote proxies consistent with their decisions.

     B.   Identification of Material Conflicts of Interest

          1. If there is a possibility that a vote may involve a material conflict of interest, the vote must be decided by the Special Committee in consultation with MSIM's General Counsel or his/her designee.

     2.   A  material   conflict  of  interest  could  exist  in  the  following
          situations, among others:

          (a) The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a material matter affecting the issuer;

          (b) The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates; or

          (c) Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed)

     C.   Proxy Voting Reports

          (a) MSIM will promptly provide a copy of these Policy and Procedures to any client requesting them. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client's account.

          (b) MSIM's legal department is responsible for filing an annual Form N-PX on behalf of each registered management investment company for which such filing is required, indicating how all proxies were voted with respect to such investment company's holdings.

On behalf of its clients, T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the investment companies that it sponsors and for which it serves as investment adviser.

Proxy Administration

The T. Rowe Price Proxy Committee develops positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy Committee, composed of portfolio managers, investment operations managers, and internal legal counsel, analyzes proxy policies based on whether they would adversely affect shareholders' interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental research, independent proxy research provided by third parties, such as Institutional Shareholder Services (ISS) and Glass Lewis, and information presented by company managements and shareholder groups.

Once the Proxy Committee establishes its recommendations, they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the chairperson of each fund's Investment Advisory Committee is responsible for deciding and voting on the proxy proposals of companies in his or her fund. Because fund portfolio managers may have differences of opinion on portfolio companies and their proxies, or because their funds may have different investment objectives, these factors, among others, may lead to different votes between funds on the same proxies. When portfolio managers cast votes that are counter to the Proxy Committee's guidelines, they are required to document their reasons in writing to the Proxy Committee. Annually, the Proxy Committee and the funds' Boards of Directors or Trustees review T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained ISS, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance for the handling of proxy voting responsibility and corporate governance-related efforts. While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting guidelines--many of which are consistent with ISS positions--T. Rowe Price may deviate from ISS recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations

T. Rowe Price's decisions with respect to proxy issues are made in light of the anticipated impact of the issue on the desirability of investing in the portfolio company. Proxies are voted solely in the interests of fund shareholders. Practicalities involved with international investing may make it impossible or disadvantageous to vote proxies in every instance. For example, portfolio managers might refrain from voting if they or our agents are required to appear in person at a shareholder meeting or if the exercise of voting rights results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations

When determining whether to invest in a particular company, one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies

Specific voting guidelines have been established by the Proxy Committee for recurring issues that appear on proxies. The following is a summary of the more significant T. Rowe Price policies:

Election of Directors

T. Rowe Price generally supports slates with a majority of independent directors and nominating committees chaired by an independent board member. T. Rowe Price withholds votes for outside directors that do not meet certain criteria relating to their independence. T. Rowe Price also withholds votes for inside directors serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation

The goal of T. Rowe Price is to assure that a company's equity-based compensation plan is aligned with shareholders' long-term interests. While it evaluates most plans on a case-by-case basis, T. Rowe Price generally opposes compensation packages that provide what it views as excessive awards to a few senior executives or that contain excessively dilutive stock option plans. T. Rowe Price bases its review on criteria such as the costs associated with the plan, plan features, dilution to shareholders and comparability to plans in the company's peer group. T. Rowe Price generally opposes plans that give a company the ability to reprice options or to grant options at below market prices.

Anti-Takeover, Capital Structure, and Corporate Governance Issues

T. Rowe Price generally opposes anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions. Such anti-takeover mechanisms include classified boards, supermajority voting requirements, dual share classes, and poison pills. We also oppose proposals that give management a "blank check" to create new classes of stock with disparate rights and privileges. We generally support proposals to permit cumulative voting and those that seek to prevent potential acquirers from receiving a takeover premium for their shares. When voting on corporate governance proposals, T. Rowe Price will consider the dilutive impact to shareholders and the effect on shareholder rights. With respect to proposals for the approval of a company's auditor, we typically oppose auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues

T. Rowe Price generally votes with a company's management on social issues unless they have substantial economic implications for the company's business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest

The Proxy Committee is also responsible for monitoring and resolving possible material conflicts between the interests of T. Rowe Price and those of its clients with respect to proxy voting. We believe that the potential for conflicts of interest is relatively low due to the client-focused nature of our investment management business. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests other than those of our fund shareholders. While membership on the Proxy Committee is diverse, it does not include individuals whose primary duties relate to client relationship management, marketing, or sales. Since T. Rowe Price's voting guidelines are pre-determined by the Proxy Committee using recommendations from ISS, an independent third party, application of the T. Rowe Price guidelines by fund portfolio managers to vote fund proxies should in most instances adequately address any possible conflicts of interest. However, the Proxy Committee reviews all proxy votes that are inconsistent with T. Rowe Price guidelines to determine whether the portfolio manager's voting rationale appears reasonable. The Proxy Committee also assesses whether any business or other relationships between T. Rowe Price and a portfolio company could have influenced an inconsistent vote on that company's proxy. Issues raising possible conflicts of interest are referred to designated members of the Proxy Committee for immediate resolution prior to the time T. Rowe Price casts its vote. With respect to personal conflicts of interest, T. Rowe Price's Code of Ethics and Conduct requires all employees to avoid placing themselves in a "compromising position" in which their interests may conflict with those of our clients and restricts their ability to engage in certain outside business activities. Portfolio managers or Proxy Committee members with a personal conflict of interest regarding a particular proxy vote must recuse themselves and not participate in the voting decisions with respect to that proxy.

                               APPENDIX C


The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
           MetLife Defensive Strategy Portfolio, MetLife Moderate Strategy Portfolio, MetLife Balanced Strategy Portfolio,
                              MetLife Growth Strategy Portfolio, MetLife Aggressive Strategy Portfolio
                                              (together "Asset Allocation Portfolios")
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category  (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each      accounts and the total assets in the accounts with
Manager's       category                                                      respect to which the advisory fee is based on the
Name                                                                          performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                       (B)               (C)               Registered        Other Pooled      Other Accounts
                Registered                Other Pooled      Other Accounts    Investment        Investment
                Investment                Investment                          Companies         Vehicles
                Companies                 Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                    Number            Number            Number            Number            Number
                of            Total       of        Total   of        Total   of        Total   of        Total   of        Total
                Accounts      Assets      Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth M.       5      $3,875,345,494     0        0        0        0        0        0        0        0        0        0
Forget
------------------------------------------------------------------------------------------------------------------------------------
Alan Leland        5      $3,875,345,494     0        0        0        0        0        0        0        0        0        0
------------------------------------------------------------------------------------------------------------------------------------
Bradley D.         5      $3,875,345,494     0        0        0        0        0        0        0        0        0        0
Rhoads
------------------------------------------------------------------------------------------------------------------------------------
Darell A.          5      $3,875,345,494     0        0        0        0        0        0        0        0        0        0
Olson
------------------------------------------------------------------------------------------------------------------------------------
Anthony J.         5      $3,875,345,494     0        0        0        0        0        0        0        0        0        0
Dufault
------------------------------------------------------------------------------------------------------------------------------------
John F.            6      $4,904,728,435     0        0        0        0        0        0        0        0        0        0
Guthrie
------------------------------------------------------------------------------------------------------------------------------------
Thomas C.          5      $3,875,345,494     0        0        0        0        0        0        0        0        0        0
McDevitt
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii) MetLife Advisers is not aware of any material conflicts of interest that may arise in connection with the management of the Asset Allocation Portfolios and the management of the other accounts included in the table above.

(b) Compensation(iv) The portfolio managers for the Asset Allocation Portfolios are compensated following MetLife's compensation methodology, which applies to all employees. Employees receive a salary and are eligible to receive an incentive bonus. The portfolio managers receive a majority of their compensation in the form of base salary. The size of the incentive pool is based on various factors, including MetLife-wide performance and business unit performance. The bonus for each individual is based on a number of qualitative and quantitative performance factors. These factors include performance versus individual goals and objectives, judgment, communications skills, innovation and teamwork. Years of experience and level of responsibility also are factors in determining bonus size. This bonus is not tied directly to the performance of Portfolios or the other accounts included in the tables above. All employees are eligible for participation in MetLife's retirement plan, which applies to all company employees.

The portfolio managers who are officers of MetLife are eligible to participate in its deferred compensation program, which allows officers to elect to defer a portion of their total annual compensation. Certain senior officers of MetLife are also eligible to receive Long-Term Incentive payments (LTIs). LTIs may be comprised of stock options, performance shares and cash. They give eligible employees a stake in MetLife's long-term performance as well as providing such employees with an opportunity for significant financial gain when MetLife experiences financial success. Stock options are granted to eligible employees on an annual basis and provide the potential for financial gain, without personal investment, equal to the increase in the price of MetLife stock from the price on the date of grant. Eligible employees have a ten-year exercise period for vested options. Performance shares are awarded to certain senior officers as part of a three-year plan. At the end of the three-year period, the number of shares awarded is adjusted up or down based on business performance over the period. The primary performance measures are total shareholder return and operating earnings per share. Adjusted performance share awards can range from zero to 200% of the original grant.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Elizabeth M. Forget   X
------------------------------------------------------------------------------------------------------------------------------------
Alan Leland           X
------------------------------------------------------------------------------------------------------------------------------------
Bradley D. Rhoads     X
------------------------------------------------------------------------------------------------------------------------------------
Darell A. Olson       X
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Dufault    X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                 Met-AIM Small Cap Growth Portfolio
                                                   A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category  (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each      accounts and the total assets in the accounts with
Manager's       category                                                      respect to which the advisory fee is based on the
Name                                                                          performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                       (B)               (C)               (A)               (B)               (C)
                Registered                Other Pooled      Other Accounts    Registered        Other Pooled      Other Accounts
                Investment                Investment                          Investment        Investment
                Companies                 Vehicles                            Companies         Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                    Number            Number            Number            Number            Number
                of            Total       of        Total   of        Total   of        Total   of        Total   of        Total
                Accounts      Assets      Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Juliet S.          5      $2,824,970,495     0        0        1     $124,542    0        0        0        0        0        0
Ellis
------------------------------------------------------------------------------------------------------------------------------------
Juan R.            5      $2,824,970,495     0        0        1     $124,542    0        0        0        0        0        0
Hartsfield
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(iii) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Juliet S. Ellis       X
------------------------------------------------------------------------------------------------------------------------------------
Juan R. Hartsfield    X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                Met-AIM Mid Cap Core Equity Portfolio
                                                   A I M Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)      (a)(2) Number of other accounts managed within each category          (a)(3) For each of the categories in(a)(2) Number
Portfolio   and the total assets in the accounts managed within each              of accounts and the total assets in the accounts
Manager's   category                                                              with respect to which the advisory fee is based on
Name                                                                              the performance of the account(v)
(as listed
in
Prospectus)
(iv)
------------------------------------------------------------------------------------------------------------------------------------
            (A)                      (B)                  (C)                     (A)             (B)               (C)
            Registered               Other Pooled         Other Accounts          Registered      Other Pooled      Other Accounts
            Investment               Investment                                   Investment      Investment
            Companies                Vehicles                                     Companies       Vehicles
            ------------------------------------------------------------------------------------------------------------------------
            Number                   Number               Number                  Number          Number            Number
            of           Total       of          Total    of           Total      of       Total  of        Total   of        Total
            Accounts     Assets      Accounts    Assets   Accounts     Assets     Accounts Assets Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Ronald S.      9     $17,363,039,753    2     $55,285,105   8796   $1,925,777,183    0       0       0        0        0        0
Sloan
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(vi) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Ronald S. Sloan       X
------------------------------------------------------------------------------------------------------------------------------------

(b) Description of any material conflicts(vii)

      Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and /or other accounts may be presented with one or more of the following potential conflicts:

      >> The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. AIM seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

      >> If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, AIM and the funds have adopted procedures for allocating portfolio transactions across multiple accounts.

      >> With respect to securities transactions for the funds, AIM determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which AIM or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), AIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

      >> Finally, the appearance of a conflict of interest may arise where AIM has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

      AIM and the funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(c) Compensation(viii)

      AIM seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance. AIM evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager's compensation consists of the following five elements:

>> Base salary. Each portfolio manager is paid a base salary. In setting the base salary, AIM's intention is to be competitive in light of the particular portfolio manager's experience and responsibilities.

>> Annual bonus. Each portfolio manager is eligible to receive an annual cash bonus which has quantitative and non-quantitative components. Generally, 70% of the bonus is quantitatively determined, based typically on a four-year rolling average of pre-tax performance of all registered investment company accounts for which a portfolio manager has day-to-day management responsibilities versus the performance of a pre-determined peer group. In instances where a portfolio manager has responsibility for management of more than one fund, an asset weighted four-year rolling average is used.

      High fund performance (against applicable peer group) would result in compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor fund performance (versus applicable peer group) could result in no bonus. The amount of fund assets under management typically have an impact on the bonus potential (for example, managing more assets increases the bonus potential); however, this factor typically carries less weight than relative performance. The remaining 30% portion of the bonus is discretionary as determined by AIM and takes into account other subjective factors.

>> Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of AMVESCAP stock from pools determined from time to time by the Remuneration Committee of the AMVESCAP Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

>> Participation in group insurance programs. Portfolio managers are provided life insurance coverage in the form of a group variable universal life insurance policy, under which they may make additional contributions to purchase additional insurance coverage or for investment purposes.

>> Participation in deferred compensation plan. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------
(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) For each Portfolio Manager required to be identified in response to
(a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(iv) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(v) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(vi) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(vii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(viii) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(W0122918)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                Goldman Sachs Mid Cap Value Portfolio
                                                Goldman Sachs Asset Management, L.P.
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category  (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each      accounts and the total assets in the accounts with
Manager's       category                                                      respect to which the advisory fee is based on the
Name                                                                          performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                       (B)               (C)               (A)               (B)               (C)
                Registered                Other Pooled      Other Accounts    Registered        Other Pooled      Other Accounts
                Investment                Investment                          Investment        Investment
                Companies                 Vehicles                            Companies         Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                    Number            Number            Number            Number            Number
                of            Total       of        Total   of        Total   of        Total   of        Total   of        Total
                Accounts      Assets      Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Eileen             19     $9.2 billion       0        0        311    $4.7       0        0        0        0        1      $113.6
Rominger                                                              billion                                               billion
------------------------------------------------------------------------------------------------------------------------------------
Andy Braun         13     $6.2 million       0        0        285    $4.1       0        0        0        0        1      $113.6
                                                                      billion                                               billion
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii)

GSAM's portfolio managers are often responsible for managing one or more funds as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected between a Fund and another client account. GSAM conducts periodic reviews of trades for compliance with these policies.

(b) Compensation(iv)

GSAM and the GSAM Value Team's (the "Value Team") compensation package for its portfolio mangers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager's individual performance and his or her contribution to overall team performance. Portfolio Managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team's total revenues for the past year which in part is derived from advisory fees and for certain accounts, performance based fees. Anticipated compensation levels among competitor firms may also be considered, but is not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

      o     Individual performance (relative, absolute)

      o     Team Performance (relative, absolute)

      o     Consistent performance that aligns with clients' objectives

      o     Achievement of top rankings (relative and competitive)

The investment performance mentioned above is considered only on a pre-tax basis. As it relates to relative performance, the benchmark for this Fund is the Russell Mid Cap Value Index. As mentioned above, performance is measured on a 3 year basis.

Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio Managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM Portfolio Managers may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Eileen Rominger       X
------------------------------------------------------------------------------------------------------------------------------------
Andy Braun            X
------------------------------------------------------------------------------------------------------------------------------------

Due to Goldman Sachs Asset Management, L.P.'s ("GSAM") internal policies, GSAM portfolio managers are generally prohibited from purchasing shares of Sub-Advised Funds for which they have primary responsibility.

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

--------------------------------------------------------------------------------
(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122936)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                               Harris Oakmark International Portfolio
                                                       Harris Associates L.P.
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)      (a)(2) Number of other accounts managed within each category             (a)(3) For each of the categories in(a)(2)
Portfolio   and the total assets in the accounts managed within each                 Number of accounts and the total assets in the
Manager's   category                                                                 accounts with respect to which the advisory fee
Name                                                                                 is based on the performance of the account(ii)
(as listed
in
Prospectus)
(i)
------------------------------------------------------------------------------------------------------------------------------------
            (A)                      (B)                     (C)                     Registered      Other Pooled    Other Accounts
            Registered               Other Pooled            Other Accounts          Investment      Investment
            Investment               Investment                                      Companies       Vehicles
            Companies                Vehicles
            ------------------------------------------------------------------------------------------------------------------------
            Number                   Number                  Number                  Number          Number          Number
            of           Total       of           Total      of           Total      of       Total  of       Total  of       Total
            Accounts     Assets      Accounts     Assets     Accounts     Assets     Accounts Assets Accounts Assets Accounts Assets
------------------------------------------------------------------------------------------------------------------------------------
David G.       7     $6,764,953,959     3     $3,758,230,716    11    $3,247,012,519    0       0       0       0       0       0
Herro
------------------------------------------------------------------------------------------------------------------------------------
Robert A.      0                  0     1     $  158,202,517     3    $  315,908,026    0       0       0       0       0       0
Taylor
------------------------------------------------------------------------------------------------------------------------------------
Michael J.     4     $7,734,641,917     1     $  233,085,599     8    $  867,656,278    0       0       0       0       0       0
Welsh
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(iii) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
David G. Herro        X
------------------------------------------------------------------------------------------------------------------------------------
Robert A. Taylor      X
------------------------------------------------------------------------------------------------------------------------------------
Michael J. Welsh      X
------------------------------------------------------------------------------------------------------------------------------------

(b) Description of any material conflicts(iv)

Conflicts of interest may arise in the allocation of investment opportunities and the allocation of aggregated orders among the Trust's account and other accounts managed by the Portfolio Managers, including affiliated client accounts, accounts in which the Portfolio Managers may have personal investments, or accounts for which Harris Associates L.P. (the "Firm") may have a different advisory fee arrangement (including any accounts with respect to which the advisory fee is based on the performance of the account).

Allocation of Investment Opportunities: The Firm makes decisions to recommend, purchase, sell or hold securities for all of its client accounts based on the specific investment objectives, guidelines, restrictions and circumstances of each account. It is the Firm's policy to allocate investment opportunities to each client, including the Trust, over a period of time on a fair and equitable basis relative to its other clients. Where accounts have competing interests in a limited investment opportunity, including participation in initial public offerings, the Firm will allocate those investment opportunities based on a number of factors including cash availability or requirements, the time competing accounts have had funds available for investment or investments for sale, investment objectives and restrictions, an account's participation in other opportunities, tax considerations, and the relative size of portfolio holdings of the same or comparable securities.

Aggregation of Orders and Trade Allocations: When the Firm believes it is desirable, appropriate and feasible to purchase or sell the same security for a number of client accounts at the same time, the Firm may aggregate its clients' orders, in a way that seeks to obtain more favorable executions in terms of the price at which the security is purchased or sold, the costs of execution and the efficiency of the processing of the transactions. Each account that participates in an aggregated order participates at the average share price. Where an aggregated order has not been completely filled, the Firm's traders will allocate securities among the accounts participating in the order, and "product accounts" (i.e. mutual funds, institutional accounts and other similar accounts) will be allocated in proportion to the size of the order placed for each account (i.e. pro rata).

The Firm has compliance policies and procedures in place that it believes are reasonably designed to mitigate these potential conflicts. Those policies and procedures provide, among other things, for periodic review and testing of allocations in order to reasonably ensure that all clients, including the Trust, are treated fairly and equitably and that, over time, no account (including any accounts with respect to which the advisory fee is based on the performance of the account) receives preferential treatment over another.

(c) Compensation(v)

David G. Herro, Robert A. Taylor and Michael J. Welsh are portfolio managers of the Harris Oakmark International Fund (the "Fund"). Each of the portfolio managers is a partner of Harris Associates L.P. (the "Firm"), a subadviser to the Portfolio. The portfolio managers are compensated solely by the Firm.

The Firm's compensation of investment professionals, including the managers of the Fund, is based upon an assessment of each individual's long-term contribution to the investment success of the Firm. Compensation for each of the managers of the Fund is structured as follows:

      (1) Base salary. The base salary is a fixed amount, and all partners of the Firm receive the same base salary.

      (2) Participation in a discretionary bonus pool. A discretionary bonus pool for each of the domestic and international investment groups is divided among the partners of each group and is paid out annually. The size of each pool is based on the overall profitability of that group.

      (3) Participation in a deferred compensation plan. The deferred compensation plan consists of revenue participation units that are awarded to partners and vest and pay out over a period of several years.

The determination of the amount of each individual's participation in the discretionary bonus pool and the deferred compensation plan is based on a variety of qualitative and quantitative factors. The factor given the most significant weight is the subjective assessment of the individual's contribution to the overall investment results of the Firm's international investment, whether as a portfolio manager, a research analyst or both.

Factors considered in evaluating the contribution of portfolio managers, including each of the Portfolio's managers, include the performance of the portfolios managed by that individual relative to benchmarks, peers and other portfolio managers, as well as the manager's assets under management. The managers' compensation is not based solely on an evaluation of the performance of the Portfolio or the assets in the Portfolio. Rather, the Firm considers the performance of all accounts managed by the individual, measuring that performance on both a current year and longer-term basis and on a pre-tax and after-tax basis to the extent such information is available, and the total assets managed by the individual.

In addition to their role as portfolio managers, each of the managers of the Portfolio are research analysts, and their compensation is also based on their contributions made to the Firm in that role. The specific qualitative and quantitative factors considered in evaluating an analyst's contributions include new investment ideas, the performance of investment ideas during the current year as well as over longer-term periods, and an assessment of the quality of analytical work.

In addition to the above factors, an individual's other contributions to the Firm, such as a role in investment thought leadership and management of the Firm, are taken into account in the compensation process.

----------
(i) If a committee, team or other group of persons associated with the Portfolio or an investment adviser of the Portfolio is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) For each Portfolio Manager required to be identified in response to
(a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(iv) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(v) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(W0122898)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                  Janus Aggressive Growth Portfolio
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category    (a)(3) For each of the categories in(a)(2)
Portfolio       and the total assets in the accounts managed within each        Number of accounts and the total assets in the
Manager's       category                                                        accounts with respect to which the advisory fee
Name                                                                            is based on the performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                       (B)               (C)                 Registered        Other Pooled      Other Accounts
                Registered                Other Pooled      Other Accounts      Investment        Investment
                Investment                Investment                            Companies         Vehicles
                Companies                 Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                    Number            Number              Number            Number            Number
                of            Total       of        Total   of        Total     of        Total   of        Total   of        Total
                Accounts      Assets      Accounts  Assets  Accounts  Assets    Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Claire Young       3      $3,075,595,211     0        0        5     $7,998,552    0        0        0        0        0        0
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii)

As shown in the accompanying table, the portfolio manager may manage other accounts with investment strategies similar to the Portfolio. Fees may vary among these accounts and the portfolio manager may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Portfolio. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Portfolio. However, these risks may be mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager may be generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors.

(b) Compensation(iv)

The following describes the structure and method of calculating the portfolio manager's compensation as of January 1, 2005.

The portfolio manager is compensated by Janus Capital for managing the Portfolio and any other funds, portfolios or accounts managed by the portfolio manager (collectively, the "Managed Funds") through two components: fixed compensation and variable compensation.

Fixed Compensation: Fixed compensation is paid in cash and is comprised of an annual base salary and an additional amount calculated based on factors such as the complexity of managing funds and other accounts, scope of responsibility (including assets under management), tenure and long-term performance as a portfolio manager.

Variable Compensation: Variable compensation is paid in the form of cash and long-term incentive awards (consisting of Janus Capital Group Inc. restricted stock, stock options and a cash deferred award aligned with Janus fund shares). Variable compensation is structured to pay the portfolio manager primarily on individual performance, with additional compensation available for team performance and a lesser component based on net asset flows in the Managed Funds. Variable compensation is based on pre-tax performance of the Managed Funds.

The portfolio manager's individual performance compensation is determined by applying a multiplier tied to the Managed Funds' aggregate asset-weighted Lipper peer group performance ranking for one- and three-year performance periods, if applicable, with a greater emphasis on three year results. The multiplier is applied against the portfolio manager's fixed compensation. The portfolio manager is also eligible to receive additional individual performance compensation if the Managed Funds achieve a certain rank in their Lipper peer performance groups in each of three, four, or five consecutive years. The portfolio manager's compensation is also subject to reduction in the event that the Managed Funds incur material negative absolute performance, and the portfolio manager will not be eligible to earn any individual performance compensation if the Managed Funds' performance does not meet or exceed a certain ranking in their Lipper peer performance group.

The portfolio manager is also eligible to participate with other Janus equity portfolio managers in a team performance compensation pool which is derived from a formula tied to the team's aggregate asset-weighted Lipper peer group performance ranking for the one-year performance period. Such compensation is then allocated among eligible individual equity portfolio managers at the discretion of Janus Capital. No team performance compensation is paid to any equity portfolio manager if the aggregate asset-weighted team performance for the one-year period does not meet or exceed a certain rank in the relevant Lipper peer group.

The Portfolio manager may elect to defer payment of a designated percentage of fixed compensation and/or up to all variable compensation in accordance with the Janus Executive Income Deferral Program.

The Portfolio's Lipper peer group for compensation purposes is the Multi-Cap Growth Funds.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Claire Young          X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122902; 1)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                        Portfolio Name - LORD ABBETT BOND DEBENTURE PORTFOLIO
                                                  Adviser - LORD, ABBETT & CO. LLC
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category   (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each       accounts and the total assets in the accounts with
Manager's       category                                                       respect to which the advisory fee is based on the
Name                                                                           performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                      (B)                (C)                Registered        Other Pooled      Other Accounts
                Registered               Other Pooled       Other Accounts     Investment        Investment
                Investment               Investment                            Companies         Vehicles
                Companies                Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                   Number             Number             Number            Number            Number
                of           Total       of        Total    of         Total   of        Total   of        Total   of        Total
                Accounts     Assets      Accounts  Assets   Accounts   Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J.     10      $10,723.2        3      $ 961.5    5,817   $2,437.2    0        0        0        0        0        0
    TOWLE
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(iii) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER           X
J. TOWLE
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                           Portfolio Name - LORD GROWTH & INCOME PORTFOLIO
                                                  Adviser - LORD, ABBETT & CO. LLC
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category   (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each       accounts and the total assets in the accounts with
Manager's       category                                                       respect to which the advisory fee is based on the
Name                                                                           performance of the account(v)
(as listed in
Prospectus)(iv)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                      (B)                (C)                Registered        Other Pooled      Other Accounts
                Registered               Other Pooled       Other Accounts     Investment        Investment
                Investment               Investment                            Companies         Vehicles
                Companies                Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                   Number             Number             Number            Number            Number
                of           Total       of        Total    of         Total   of        Total   of        Total   of        Total
                Accounts     Assets      Accounts  Assets   Accounts   Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
ELI SALZMANN       14      $21,901.8        11     $739.4    49,832  $17,850.5    0        0        0        0        1        $207
------------------------------------------------------------------------------------------------------------------------------------
SHOLOM DINSKY      13      $21,826.5        11     $739.4    49,832  $17,850.5    0        0        0        0        1        $207
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(vi) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
ELI SALZMANN          X
------------------------------------------------------------------------------------------------------------------------------------
SHOLOM DINSKY         X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                            Portfolio Name - LORD MID-CAP VALUE PORTFOLIO
                                                  Adviser - LORD, ABBETT & CO. LLC
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category   (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each       accounts and the total assets in the accounts with
Manager's       category                                                       respect to which the advisory fee is based on the
Name                                                                           performance of the account(viii)
(as listed in
Prospectus)
(vii)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                      (B)                (C)                Registered        Other Pooled      Other Accounts
                Registered               Other Pooled       Other Accounts     Investment        Investment
                Investment               Investment                            Companies         Vehicles
                Companies                Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                   Number             Number             Number            Number            Number
                of           Total       of        Total    of         Total   of        Total   of        Total   of        Total
                Accounts     Assets      Accounts  Assets   Accounts   Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
EDWARD VON DER     10      $11,924.5        1      $ 32.0    6,169    $2,895.4    0        0        0        0        0            0
LINDE
------------------------------------------------------------------------------------------------------------------------------------
HOWARD HANSEN      10      $13,841.0        2      $139.1    6,177    $3,524.8    0        0        0        0        1       $427.6
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(ix) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
EDWARD VON DER        X
LINDE
------------------------------------------------------------------------------------------------------------------------------------
HOWARD HANSEN         X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                     Portfolio Name - LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
                                                  Adviser - LORD, ABBETT & CO. LLC
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category   (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each       accounts and the total assets in the accounts with
Manager's       category                                                       respect to which the advisory fee is based on the
Name                                                                           performance of the account(xi)
(as listed in
Prospectus)(x)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                      (B)                (C)                Registered        Other Pooled      Other Accounts
                Registered               Other Pooled       Other Accounts     Investment        Investment
                Investment               Investment                            Companies         Vehicles
                Companies                Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                   Number             Number             Number            Number            Number
                of           Total       of        Total    of         Total   of        Total   of        Total   of        Total
                Accounts     Assets      Accounts  Assets   Accounts   Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
  KEVIN P.         2        $ 872.0         2      $ 110.0     1        $13.6     0        0        0        0        0       0
  FERGUSON
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(xii) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
KEVIN P.              X
FERGUSON
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                       Portfolio Name - LORD ABBETT AMERICA'S VALUE PORTFOLIO
                                                  Adviser - LORD, ABBETT & CO. LLC
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category   (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each       accounts and the total assets in the accounts with
Manager's       category                                                       respect to which the advisory fee is based on the
Name                                                                           performance of the account(xiv)
(as listed in
Prospectus)
(xiii)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                      (B)                (C)                Registered        Other Pooled      Other Accounts
                Registered               Other Pooled       Other Accounts     Investment        Investment
                Investment               Investment                            Companies         Vehicles
                Companies                Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                   Number             Number             Number            Number            Number
                of           Total       of        Total    of         Total   of        Total   of        Total   of        Total
                Accounts     Assets      Accounts  Assets   Accounts   Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
EDWARD VON DER     10      $12,193.3        1      $ 32.0     6,169   $2,895.4    0        0        0        0        0       0
LINDE
------------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J.     10      $12,019.9        3      $961.5     5,817   $2,437.2    0        0        0        0        0       0
TOWLE
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(xv) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
EDWARD VON DER        X
LINDE
------------------------------------------------------------------------------------------------------------------------------------
CHRISTOPHER J.        X
TOWLE
------------------------------------------------------------------------------------------------------------------------------------

(b) Description of any material conflicts(xvi)

To address potential conflicts of interest that may arise in connection with the portfolio managers' management of the investments of the Portfolios and the investments of the other accounts included in the table above, Lord Abbett has adopted and implemented a number of policies and procedures. Lord Abbett has adopted Policies and Procedures for Evaluating Best Execution of Equity Transactions, as well as Trading Practices/Best Execution Procedures. The objective of these policies and procedures is to ensure the fair and equitable treatment of transactions and allocation of investment opportunities on behalf of all accounts managed by Lord Abbett. Lord Abbett's Code of Ethics sets forth general principles for the conduct of employee personal securities transactions in a manner that avoids any actual or potential conflicts of interest. Moreover, Lord Abbett's Statement of Policy and Procedures on Receipt and Use of Inside Information sets forth procedures for personnel to follow when they have inside information. Lord Abbett is not affiliated with a full service broker-dealer and therefore does not execute any portfolio transactions through such an entity. Lord Abbett does not conduct any investment bank functions and does not manage any hedge funds. Lord Abbett does not believe that any material conflicts of interest exist in connection with the portfolio managers' management of the investments of the Portfolios and the investments of the other accounts referenced in the table above.

(c) Compensation(xvii)

Lord Abbett compensates its investment managers on the basis of salary, bonus and profit sharing plan contributions. Base salaries are assigned at a level that takes into account the investment manager's experience, reputation and competitive market rates.

Fiscal year-end bonuses, which can be a multiple of base salaries, are determined after an evaluation of the portfolio manager's investment results. Investment results are evaluated based on an assessment of the portfolio manager's three- and five-year investment returns vs. both the appropriate style benchmarks and the appropriate peer group rankings. In addition to investment returns, other factors that are taken into consideration are: style consistency, dispersion among portfolios with similar objectives and the risk taken to achieve the portfolio returns. Finally, there is a component of that bonus that reflects leadership and management of the investment team. No part of the bonus payment is based on the portfolio manager's assets under management, the revenues generated by those assets, or the profitability of the portfolio manager's unit. Lord Abbett may designate a bonus payment of a manager who is not a partner of Lord Abbett for participation in the firm's senior incentive compensation plan, which provides for a deferred payout over a five-year period. The plan's earnings are based on the overall asset growth of the firm as a whole. Lord Abbett believes this incentive focuses investment managers on the impact their fund's performance has on the overall reputation of the firm as a whole and encourages exchanges of investment ideas among investment professionals managing different mandates.

Lord Abbett provides a 401(k) profit-sharing plan for all eligible employees. Contributions to an portfolio manager's profit-sharing account are based on a percentage of the portfolio manager's total base and bonus paid during the fiscal year, subject to a specified maximum amount. The assets of this profit-sharing plan are entirely invested in Lord Abbett-sponsored funds.

----------
(i) If a committee, team or other group of persons associated with the Portfolio or an investment adviser of the Portfolio is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) For each Portfolio Manager required to be identified in response to
(a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(iv) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(v) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(vi) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(vii) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------
(viii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(ix) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(x) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(xi) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(xii) For each Portfolio Manager required to be identified in response to
(a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(xiii) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(xiv) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(xv) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(xvi) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

--------------------------------------------------------------------------------

(xvii) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(W0122887)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                           (Met Life) MFS Research International Portfolio
                                              Massachusetts Financial Services Company
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)     (a)(2) Number of other accounts managed within each category        (a)(3) For each of the categories in(a)(2) Number
Portfolio  and the total assets in the accounts managed within each            of accounts and the total assets in the accounts
Manager's  category                                                            with respect to which the advisory fee is based on
Name                                                                           the performance of the account(ii)
(as
listed
in
Prospec-
tus)(i)
------------------------------------------------------------------------------------------------------------------------------------
           (A)                     (B)                  (C)                    Registered      Other Pooled    Other Accounts
           Registered              Other Pooled         Other Accounts         Investment      Investment
           Investment              Investment                                  Companies       Vehicles
           Companies               Vehicles
           -------------------------------------------------------------------------------------------------------------------------
           Number                  Number               Number                 Number          Number          Number
           of           Total      of          Total    of           Total     of       Total  of       Total  of          Total
           Accounts     Assets     Accounts    Assets   Accounts     Assets    Accounts Assets Accounts Assets Accounts    Assets
------------------------------------------------------------------------------------------------------------------------------------
Jose          4     $2,607,489,368    2     $287,335,244   9     $1,769,870,677   0       0       0       0       2     $855,893,706
Luiz
Garcia
------------------------------------------------------------------------------------------------------------------------------------
Thomas        5     $2,749,679,637    2     $287,335,244   9     $1,769,870,677   0       0       0       0       2     $855,893,706
Melendez
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii)

MFS seeks to identify potential conflicts of interest resulting from a portfolio manager's management of both the Portfolio and other accounts and has adopted policies and procedures designed to address potential conflicts.

In certain instances there may be securities which are suitable for the Portfolio's portfolio as well as for accounts with similar investment objectives managed by MFS or the subsidiary of MFS. Securities transactions for the Portfolio and other accounts with similar investment objectives are generally executed on the same day, or the next day. Nevertheless, it may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security.

When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed by MFS to be fair and equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. In most cases, however, MFS believes that the Portfolio's ability to participate in volume transactions will produce better executions for the Portfolio.

MFS does not receive a performance fee for its management of the Portfolio. MFS and/or a portfolio manager may have an incentive to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund--for instance, those that pay a higher advisory fee and/or have a performance fee.

(b) Compensation(iv)

Portfolio manager total cash compensation is a combination of base salary and performance bonus:

      o Base Salary - Base salary represents a relatively smaller percentage of a portfolio manager's total cash compensation (generally below 33%) than the manager's incentive compensation.

      o Performance Bonus - Generally, incentive compensation represents a majority of a portfolio manager's total cash compensation. The performance bonus is based on a combination of quantitative and qualitative factors.

            o The quantitative portion is based on pre-tax performance of all of the accounts managed by the portfolio manager (which includes the Portfolio and any other accounts managed by the portfolio manager) over a one-, three- and five-year period relative to the appropriate Lipper peer group universe and/or one or more disclose indices used with respect to each account. The primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for shorter periods).

            o The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts and traders) and management's assessment of overall portfolio manager contributions to the investment process (distinct from portfolio performance).

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process and other factors.

Finally, portfolio managers are provided with a benefits package, including a defined contribution plan, health coverage and other insurance, which are available to other employees of MFS on substantially similar terms. The percentage of compensation provided by these benefits depends upon the length of the individual's tenure at MFS and salary level as well as other factors.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Jose Luiz Garcia      X
------------------------------------------------------------------------------------------------------------------------------------
Thomas Melendez       X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Portfolio or an investment adviser of the Portfolio is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for

--------------------------------------------------------------------------------
example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122900)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of November 30, 2004. As of November 30, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                               Neuberger Berman Real Estate Portfolio
                                                  Neuberger Berman Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category  (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each      accounts and the total assets in the accounts with
Manager's       category                                                      respect to which the advisory fee is based on the
Name                                                                          performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                       (B)               (C)               Registered        Other Pooled      Other Accounts
                Registered                Other Pooled      Other Accounts    Investment        Investment
                Investment                Investment                          Companies         Vehicles
                Companies                 Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                    Number            Number            Number            Number            Number
                of            Total       of        Total   of        Total   of        Total   of        Total   of        Total
                Accounts      Assets      Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Steven Brown       5         $1,883          7      $322       0         0       0        0        0        0        0        0
                             million                million
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii)

None allocations of transactions is automatic through trading system.

(b) Compensation(iv)

Portfolio Managers managing institutional funds are compensated on a salaried basis and are eligible for discretionary bonuses, which are in the form of cash and conditional equity awards (restricted stock units and/or stock options). Elements of consideration for the discretionary bonuses are overall fund performance in relation to their peers, ability to attract and retain clients, assets under management, the current market conditions and overall contribution to the firm. Managers are also evaluated on their willingness and effectiveness to work with sales staff, their franchise building activities, teamwork, people development and product development.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Steven Brown          X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122910)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                             OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO
                                                       OPPENHEIMER FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category  (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each      accounts and the total assets in the accounts with
Manager's       category                                                      respect to which the advisory fee is based on the
Name                                                                          performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                       (B)               (C)               Registered        Other Pooled      Other Accounts
                Registered                Other Pooled      Other Accounts    Investment        Investment
                Investment                Investment                          Companies         Vehicles
                Companies                 Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                    Number            Number            Number            Number            Number
                of            Total       of        Total   of        Total   of        Total   of        Total   of        Total
                Accounts      Assets      Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Jane Putnam        5        $13,582.4        1      $8.3       0        0        0        0        0        0        0        0
                            million                 million
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii)

As indicated above, the Portfolio Manager also manages other funds and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Portfolio. That may occur whether the investment objectives and strategies of the other funds and accounts are the same as, or different from, the Portfolio's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Portfolio and another fund or account having similar objectives or strategies, or she may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Portfolio. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Portfolio, the Manager could have an incentive to favor the other fund or account. However, the Manager's compliance procedures and Code of Ethics recognize the Manager's fiduciary obligation to treat all of its clients, including the Portfolio, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At different times, the Portfolio's Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or she may manage funds or accounts with different investment objectives and strategies.

(b) Compensation(iv)

The Portfolio's Portfolio Manager is employed and compensated by the Manager, not the Portfolio. Under the Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the Manager. This is intended to align the portfolio managers' and analysts' interests with the success of the funds and accounts and their investors. The Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of December 31, 2004, the Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

The base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions, to help the Manager attract and retain talent. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Portfolio is Lipper U.S. Diversified Equity - Large-Cap Core Funds. Other factors include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Manager's compensation is not based on the total value of the Portfolio's assets, although the Portfolio's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Portfolio and other funds managed by the Portfolio Manager. The compensation structure of the other funds managed by the Portfolio Manager is the same as the compensation structure of the Portfolio, described above.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Jane Putnam           X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Portfolio or an investment adviser of the Portfolio is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122911)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                    PIMCO Total Return Portfolio
                                              Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category  (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each      accounts and the total assets in the accounts with
Manager's       category                                                      respect to which the advisory fee is based on the
Name                                                                          performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                    (B)               (C)                  Registered        Other Pooled      Other Accounts
                Registered             Other Pooled      Other Accounts       Investment        Investment
                Investment             Investment                             Companies         Vehicles
                Companies              Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                 Number            Number               Number            Number            Number
                of            Total    of        Total   of          Total    of        Total   of        Total   of        Total
                Accounts      Assets   Accounts  Assets  Accounts    Assets   Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Pasi               9        $4,625.20     5      $493.60    167    $31,838.90    0        0        0        0        10    $3,316.00
Hamalainen                   billion             million             billion                                               billion
------------------------------------------------------------------------------------------------------------------------------------

(b) Ownership of Securities(iii) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Pasi                  X
Hamalainen
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                              PIMCO Inflation Protected Bond Portfolio
                                              Pacific Investment Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category    (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each        accounts and the total assets in the accounts with
Manager's       category                                                        respect to which the advisory fee is based on the
Name                                                                            performance of the account(v)
(as listed in
Prospectus)
(iv)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                     (B)                 (C)                 Registered       Other Pooled     Other Accounts
                Registered              Other Pooled        Other Accounts      Investment       Investment
                Investment              Investment                              Companies        Vehicles
                Companies               Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                  Number              Number              Number           Number           Number
                of            Total     of         Total    of        Total     of        Total  of        Total  of        Total
                Accounts      Assets    Accounts   Assets   Accounts  Assets    Accounts  Assets Accounts  Assets Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
John B.            14       $25,740.40     8     $1,515.86    26     $3,537.25     0        0       0        0       26    $2,003.49
Brynjolfsson                 billion              billion             billion                                               billion
------------------------------------------------------------------------------------------------------------------------------------

(b) Ownership of Securities(vi) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
John B.               X
Brynjolfsson
------------------------------------------------------------------------------------------------------------------------------------

(c) Description of any material conflicts(vii)

From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Portfolio, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Portfolios, track the same index a Portfolio tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Portfolio. The other accounts might also have different investment objectives or strategies than the Portfolios.

Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Portfolio. Because of their positions with the Portfolios, the portfolio managers know the size, timing and possible market impact of a Portfolio's trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Portfolio.

Investment Opportunities. A potential conflict of interest may arise as result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Portfolio and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Portfolio and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Portfolio and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO's allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO's investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Portfolios and certain pooled investment vehicles, including investment opportunity allocation issues.

Performance Fees. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Portfolio. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between such other accounts and the Portfolios on a fair and equitable basis over time.

(d) Compensation(viii)

PIMCO has adopted a "Total Compensation Plan" for its professional level employees, including its portfolio managers, that is designed to pay competitive compensation and reward performance, integrity and teamwork consistent with the firm's mission statement. The Total Compensation Plan includes a significant incentive component that rewards high performance standards, work ethic and consistent individual and team contributions to the firm. The compensation of portfolio managers consists of a base salary, a bonus, and may include a retention bonus. Portfolio managers who are Managing Directors of PIMCO also receive compensation from PIMCO's profits. Certain employees of PIMCO, including portfolio managers, may elect to defer compensation through PIMCO's deferred compensation plan. PIMCO also offers its employees a non-contributory defined contribution plan through which PIMCO makes a contribution based on the employee's compensation. PIMCO's contribution rate increases at a specified compensation level, which is a level that would include portfolio managers.

Salary and Bonus. Base salaries are determined by considering an individual portfolio manager's experience and expertise and may be reviewed for adjustment annually. Portfolio managers are entitled to receive bonuses, which may be significantly more than their base salary, upon attaining certain performance objectives based on predetermined measures of group or department success. These goals are specific to individual portfolio managers and are mutually agreed upon annually by each portfolio manager and his or her manager. Achievement of these goals is an important, but not exclusive, element of the bonus decision process.

In addition, the following non-exclusive list of qualitative criteria (collectively, the "Bonus Factors") may be considered when determining the bonus for portfolio managers:

      o 3-year, 2-year and 1-year dollar-weighted and account-weighted investment performance as judged against benchmarks and relative to applicable industry peer groups;

      o Appropriate risk positioning that is consistent with PIMCO's investment philosophy and the Investment Committee/CIO approach to the generation of alpha;

      o     Amount and nature of assets managed by the portfolio manager;

      o Consistency of investment performance across portfolios of similar mandate and guidelines (reward low dispersion);

      o Generation and contribution of investment ideas in the context of PIMCO's secular and cyclical forums, portfolio strategy meetings, Investment Committee meetings, and on a day-to-day basis;

      o Absence of defaults and price defaults for issues in the portfolios managed by the portfolio manager;

      o     Contributions to asset retention, gathering and client satisfaction;

      o     Contributions to mentoring, coaching and/or supervising; and

      o     Personal growth and skills added.

Final award amounts are determined by the PIMCO Compensation Committee.

Retention Bonuses. Certain portfolio managers may receive a discretionary, fixed amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO. Each portfolio manager who is a Senior Vice President or Executive Vice President of PIMCO receives a variable amount retention bonus, based upon the Bonus Factors and continued employment with PIMCO.

Investment professionals, including portfolio managers, are eligible to participate in a Long Term Cash Bonus Plan ("Cash Bonus Plan"), which provides cash awards that appreciate or depreciate based upon the performance of PIMCO's parent company, Allianz Global Investors of America L.P. ("AGI"), and PIMCO over a three-year period. The aggregate amount available for distribution to participants is based upon AGI's profit growth and PIMCO's profit growth. Participation in the Cash Bonus Plan is based upon the Bonus Factors, and the payment of benefits from the Cash Bonus Plan, is contingent upon continued employment at PIMCO.

Profit Sharing Plan. Instead of a bonus, portfolio managers who are Managing Directors of PIMCO receive compensation from a non-qualified profit sharing plan consisting of a portion of PIMCO's net profits. Portfolio managers who are Managing Directors receive an amount determined by the Managing Director Compensation Committee, based upon an individual's overall contribution to the firm and the Bonus Factors. Under his employment agreement, William Gross receives a fixed percentage of the profit sharing plan.

Allianz Transaction Related Compensation. In May 2000, a majority interest in the predecessor holding company of PIMCO was acquired by a subsidiary of Allianz AG ("Allianz"). In connection with the transaction, Mr. Gross received a grant of restricted stock of Allianz, the last of which vests on May 5, 2005.

From time to time, under the PIMCO Class B Unit Purchase Plan, Managing Directors and certain executive management (including Executive Vice Presidents) of PIMCO may become eligible to purchase Class B Units of PIMCO. Upon their purchase, the Class B Units are immediately exchanged for Class A Units of PIMCO Partners, LLC, a California limited liability company that holds a minority interest in PIMCO and is owned by the Managing Directors and certain executive management of PIMCO. The Class A Units of PIMCO Partners, LLC entitle their holders to distributions of a portion of the profits of PIMCO. The PIMCO Compensation Committee determines which Managing Directors and executive management may purchase Class B Units and the number of Class B Units that each may purchase. The Class B Units are purchased pursuant to full recourse notes issued to the holder. The base compensation of each Class B Unit holder is increased in an amount equal to the principal amortization applicable to the notes given by the Managing Director or member of executive management.

Portfolio managers who are Managing Directors also have long-term employment contracts, which guarantee severance payments in the event of involuntary termination of a Managing Director's employment with PIMCO.

----------
(i) If a committee, team or other group of persons associated with the Portfolio or an investment adviser of the Portfolio is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) For each Portfolio Manager required to be identified in response to
(a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(iv) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(v) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

--------------------------------------------------------------------------------
(vi) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(vii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(viii) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(W0122916)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                              Met Investors Capital Opportunities Fund
                                                     Adviser: Putnam Investments
-----------------------------------------------------------------------------------------------------------------------------------
(a)(1)     (a)(2) Number of other accounts managed within each category        (a)(3) For each of the categories in(a)(2) Number
Portfolio  and the total assets in the accounts managed within each            of accounts and the total assets in the accounts
Manager's  category                                                            with respect to which the advisory fee is based on
Name                                                                           the performance of the account(ii)
(as listed
in
Prospectus)
(i)
------------------------------------------------------------------------------------------------------------------------------------
           (A)                     (B)                   (C)                   Registered      Other Pooled          Other Accounts
           Registered              Other Pooled          Other Accounts        Investment      Investment
           Investment              Investment                                  Companies       Vehicles
           Companies               Vehicles
           -------------------------------------------------------------------------------------------------------------------------
           Number                  Number                Number                Number          Number                Number
           of           Total      of          Total     of          Total     of       Total  of          Total     of       Total
           Accounts     Assets     Accounts    Assets    Accounts    Assets    Accounts Assets Accounts    Assets    Accounts Assets
------------------------------------------------------------------------------------------------------------------------------------
Joseph P.     17    (6)               3     $110,670,110    3     $468,130,667    0       0       1     $108,995,469
Joseph              $2,913,239,328
------------------------------------------------------------------------------------------------------------------------------------
Tinh D.       9     (5)               2     $110,332,680    2     $185,231,879    0       0       1     $108,995,469
Bui                 $1,654,002,759
------------------------------------------------------------------------------------------------------------------------------------
Gerald I.     8     (5)               2     $110,332,680    2     $185,231,879    0       0       1     $108,995,469
Moore               $1,645,395,828
------------------------------------------------------------------------------------------------------------------------------------
John A.       7     (6)               1     $  1,337,211    1     $113,589,831    0       0       1     $108,995,469
Ferry               $2,878,259,954
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Ownership of Securities(iii) Like other investment professionals with multiple clients, the fund's Portfolio Leader(s) and Portfolio Member(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts referenced above. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management has adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

o The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

o The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

o The trading of other accounts could be used to benefit higher-fee accounts (front- running).

o The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management's policies:

o Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

o All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

o All trading must be effected through Putnam's trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

o     Front running is strictly prohibited.

o No portfolio manager or team may be guaranteed or specifically allocated any portion of a performance fee. All performance fee revenues are paid and allocated under the same process as other Putnam revenues.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Leader(s) or Portfolio Member(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management's investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish "pilot" or "incubator" funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund's Portfolio Leader(s) and Portfolio Member(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Leader(s) and Portfolio Member(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management's policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation - neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management's daily block trades to the same extent as client accounts.

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Leader(s) or Portfolio Member(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management's trade allocation policies generally provide that each day's transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management's opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management's trade oversight procedures in an attempt to ensure fairness over time across accounts.

"Cross trades," in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades could be seen to involve a potential conflict of interest if, for example, one account were permitted to sell a security to another account at a higher price than an independent third party would pay.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account's objectives or other factors, the Portfolio Leader(s) and Portfolio Member(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Leader(s) or Portfolio Member(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund's Portfolio Leader(s) and Portfolio Member(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

(b) Compensation(iv):

Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund is the Mid-Cap Core Funds category as determined by Lipper Inc. The portion of the incentive compensation pool available to your investment management team varies based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time on a before-tax basis.

      o     Consistent performance means being above median over one year.

      o Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

      o Superior performance (which is the largest component of Putnam Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals, including the fund's Portfolio Leader and Portfolio Member(s), as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year, which is influenced by assets under management. Incentive compensation is generally paid as cash bonuses, but a portion of incentive compensation may instead be paid as grants of restricted stock, options or other forms of compensation, based on the factors described above. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. Joseph      X
------------------------------------------------------------------------------------------------------------------------------------
Tinh D. Bui           X
------------------------------------------------------------------------------------------------------------------------------------
Gerald I. Moore       X
------------------------------------------------------------------------------------------------------------------------------------
John A. Ferry         X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) For each Portfolio Manager required to be identified in response to
(a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122904)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of September 30, 2004. As of September 30, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                   RCM Global Technology Portfolio
                                                     RCM Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
(a)(1)     (a)(2) Number of other accounts managed within each category        (a)(3) For each of the categories in(a)(2) Number
Portfolio  and the total assets in the accounts managed within each            of accounts and the total assets in the accounts
Manager's  category                                                            with respect to which the advisory fee is based on
Name                                                                           the performance of the account(ii)
(as listed
in
Prospectus)
(i)
------------------------------------------------------------------------------------------------------------------------------------
           (A)                     (B)                   (C)                   (A)             (B)                   (C)
           Registered              Other Pooled          Other Accounts        Registered      Other Pooled          Other Accounts
           Investment              Investment                                  Investment      Investment
           Companies               Vehicles                                    Companies       Vehicles
           -------------------------------------------------------------------------------------------------------------------------
           Number                  Number                Number                Number          Number                Number
           of           Total      of          Total     of          Total     of       Total  of          Total     of       Total
           Accounts     Assets     Accounts    Assets    Accounts    Assets    Accounts Assets Accounts    Assets    Accounts Assets
------------------------------------------------------------------------------------------------------------------------------------
Walter        8      $828,213,803     4     $246,745,783    16    $113,901,938    0       0       2     $12,948,461     0       0
Price
------------------------------------------------------------------------------------------------------------------------------------
Huachecn      8      $828,213,803     2     $233,797,322    22    $117,201,938    0       0       0               0     0       0
Chen
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii)

RCM Portfolio Managers face inherent conflicts of interest in their day-to-day management because they manage multiple accounts. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for another account. Additionally, some of the accounts managed by Portfolio Managers have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher paying accounts. In particular, Pallas Investment Partners, L.P. (Pallas) a registered investment adviser owned by Walter Price, is the investment adviser to two unregistered investment companies. These unregistered investment companies pay a management fee and an incentive fee to either Pallas or Mr. Price as the general partner.

To minimize the effects of these inherent conflicts of interest, RCM has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients.

RCM's Trade Allocation Policy is designed to ensure fair and equitable allocation of investment opportunities among accounts over time, subject to individual client guidelines and restrictions, and to ensure compliance with applicable regulatory requirements. Accounts are to be treated in a non-preferential manner, such that allocations are not based upon account performance, fee structure or preference of the Portfolio Manager.

Pre-order indications received by the trading desk involving the same investment opportunity will be aggregated, as appropriate, consistent with firm's obligation to seek best execution for its clients and to reduce brokerage commissions or other costs. Specifically, clients who participate in a blocked transaction will receive the average share price for all of the transactions in the blocked order. Securities purchased or sold in a blocked transaction are generally allocated pro-rata to the participating client accounts in proportion to the size of the order placed for the account unless another allocation methodology is approved, in writing, by RCM's Legal and Compliance Department.

RCM will, at all times, seek to execute securities transactions for clients in such a manner that the client's total costs or proceeds in each transaction are most favorable under the circumstances. The firm has adopted procedures for determining and selecting executing broker-dealers. The criteria and information used in selecting brokers is based on firm allocations decided by a qualitative evaluation of the full service provided by the broker-dealer including such factors as: research, execution capability, capital commitment capability, initiation of trades, and securities syndication. The overriding objective in the selection of these broker-dealers is their ability to secure the best possible execution of orders.

Portfolio managers and research analysts vote for their favored broker-dealers from an equitable distribution of available votes. Broker-dealers are then ranked according to the total votes they receive, and are targeted to receive a relative allocation of the firm's total transactions. Factors which influence preference among investment professionals include, but are not limited to; the broker-dealer's research, access to their analysts and access to company management. RCM also assess the overall execution capabilities of broker-dealers including, but not limited to; block orders, confidentiality, and delivery and settlement capabilities.

With regard to testing whether RCM's practices and procedures are effective in seeking best execution, RCM may compare trade results with conventional market sources, trading and pricing execution services and client sponsored reviews such as those performed by outside vendors.

Although we believe that best execution can be achieved at the time of a trade through commission rebate brokers, there may be transactions for an account with such an arrangement where the account's trades may be placed separately from non-directed trades resulting in the directed account receiving a different price from the non-directed accounts. The account that is trading with a commission-rebate broker may also end up paying a higher commission rate than the available commission rate for the non-directed advisory client accounts.

(b) Compensation(iv)

RCM believes that their compensation program is competitively positioned to attract and retain high-caliber investment professionals. RCM compensates its portfolio managers using one of two compensation programs. The first program consists of a base salary, a variable bonus opportunity, stock appreciation right units and a benefits package (the "Bonus Program"). The other program consists of profit sharing relating to the profits generated by the mutual fund managed by a particular portfolio manager (the "Profit Program").

Bonus Program

In the Bonus Program, total cash compensation, as more fully described below, is set for each portfolio manager relative to his or her performance and the market. Portfolio manager compensation is reviewed and modified each year as appropriate to reflect changes in the market, as well as to adjust drivers of compensation to promote good sustained performance.

In the Bonus Program, each portfolio manager's compensation consists of the following elements:

Base salary. Each portfolio manager is paid a base salary which is set at a level determined by RCM to be competitive in the market place, taking into account a particular portfolio manager's experience and responsibilities. RCM reviews third party market data to ensure that salaries remain competitive within our industry

Annual Bonus. All portfolio managers also receive discretionary compensation in the form of a bonus. The discretionary bonus is designed to reward investment professionals for sustained high performance by linking pay to two core elements: quantitatively measured investment results, and firm profitability. At the start of the year, each portfolio manager receives a target bonus. The target bonus is based on the individuals' years of experience and level of responsibility in the organization. Third party compensation data is also consulted to ensure that the level of the target bonus is competitive. The actual bonus amount paid at year-end can be more than the target bonus by as much as 300% or less than the target bonus (to as little as no bonus) - depending on individual, team and firm performance.

Stock Appreciation Rights. Key members of RCM's investment staff are allocated Stock Appreciation Right (SARs) units at the beginning of each year. The SARs vest over five years. Each tranche of SARs are paid-out on the fifth anniversary of their issuance - the amount of which is based on the increase in profitability of the firm during that five-year period.

Participation in group retirement plans. Portfolio managers are eligible to participate in a non-qualified deferred compensation plan, which affords participating employees the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated by the Non-Qualified Deferred Compensation Plan.

Profit Program.

In the Profit Program portfolio managers share in the profits generated by the mutual fund they manage. In this program, portfolio managers receive compensation based on the revenues produced by a mutual fund less designated expenses incurred by RCM to manage the fund. Under this program portfolio managers also are eligible to participate in the Stock Appreciation Rights program and the retirement plans referenced above.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Walter Price          X
------------------------------------------------------------------------------------------------------------------------------------
Huachen Chen          X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

--------------------------------------------------------------------------------
(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122937)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                               Third Avenue Small Cap Value Portfolio
                                                     Third Avenue Management LLC
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)          (a)(2) Number of other accounts managed within each category  (a)(3) For each of the categories in(a)(2) Number of
Portfolio       and the total assets in the accounts managed within each      accounts and the total assets in the accounts with
Manager's       category                                                      respect to which the advisory fee is based on the
Name                                                                          performance of the account(ii)
(as listed in
Prospectus)(i)
------------------------------------------------------------------------------------------------------------------------------------
                (A)                       (B)                  (C)               Registered        Other Pooled      Other Accounts
                Registered                Other Pooled         Other Accounts    Investment        Investment
                Investment                Investment                             Companies         Vehicles
                Companies                 Vehicles
                --------------------------------------------------------------------------------------------------------------------
                Number                    Number               Number            Number            Number            Number
                of            Total       of         Total     of        Total   of        Total   of        Total   of       Total
                Accounts      Assets      Accounts   Assets    Accounts  Assets  Accounts  Assets  Accounts  Assets  Accounts Assets
------------------------------------------------------------------------------------------------------------------------------------
Curtis Jensen      2      $1,226,846,995     0               0    0        0        0        0        0        0        0       0
------------------------------------------------------------------------------------------------------------------------------------
Ian Lapey          4      $  966,296,677     2     $34,104,118    0        0        0        0        0        0        0       0
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii) N/A

(b) Compensation(iv) Each portfolio manager receives a fixed base salary and a cash bonus, payable each year. A portion of the bonus is deferred, pursuant to a deferred compensation plan of the investment adviser, Third Avenue Management LLC (the "Adviser"). The bonus is determined in the discretion of senior management of the Adviser, and is based on a qualitative analysis of several factors, including the profitability of the Adviser and the contribution of the individual employee.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Curtis Jensen         X
------------------------------------------------------------------------------------------------------------------------------------
Ian Lapey             X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Portfolio or an investment adviser of the Portfolio is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122891)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                               T. Rowe Price Mid Cap Growth Portfolio
                                                   T. Rowe Price Associates, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
(a)(1)     (a)(2) Number of other accounts managed within each category        (a)(3) For each of the categories in(a)(2) Number
Portfolio  and the total assets in the accounts managed within each            of accounts and the total assets in the accounts
Manager's  category                                                            with respect to which the advisory fee is based on
Name                                                                           the performance of the account(ii)
(as listed
in
Prospectus)
(i)
------------------------------------------------------------------------------------------------------------------------------------
           (A)                     (B)                   (C)                   Registered        Other Pooled      Other Accounts
           Registered              Other Pooled          Other Accounts        Investment        Investment
           Investment              Investment                                  Companies         Vehicles
           Companies               Vehicles
           -------------------------------------------------------------------------------------------------------------------------
           Number                  Number                Number                Number            Number            Number
           of           Total      of          Total     of          Total     of        Total   of        Total   of        Total
           Accounts     Assets     Accounts    Assets    Accounts    Assets    Accounts  Assets  Accounts  Assets  Accounts  Assets
------------------------------------------------------------------------------------------------------------------------------------
Brian         7       $16,096.0       2       $321.6        5        $283.7       0        0        0         0       0        0
Berghuis              million                 million                million
------------------------------------------------------------------------------------------------------------------------------------

*Please note the information above does not include any of the funds for which
T. Rowe Price serves as subadviser for Met Investors Advisory LLC. The assets have not yet been reconciled, and therefore, are subject to change.

(a)(4) Description of any material conflicts(iii) We are not aware of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Portfolio's investments and the investments of the other account(s) included this response.

(b) Compensation(iv) Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a stock option grant. Occasionally, portfolio managers will also have the opportunity to participate in venture capital partnerships. Compensation is variable and is determined based on the following factors:

Investment performance over one-, three-, five-, and 10-year periods is the most important input. We evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are determined with reference to the broad based index (ex. S&P500) and an applicable Lipper index (ex. Large-Cap Growth), though other benchmarks may be used as well. Investment results are also compared to comparably managed funds of competitive investment management firms. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's performance over time, the higher the compensation opportunity. The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

Contribution to our overall investment process is an important consideration as well. Sharing ideas with other portfolio managers, working effectively with and mentoring our younger analysts, and being good corporate citizens are important components of our long term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis as for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Brian Berghuis        X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------
(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

(W0122930)

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                   Turner Mid Cap Growth Portfolio
                                                  Turner Investment Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)      (a)(2) Number of other accounts managed within each category     (a)(3) For each of the categories in(a)(2) Number
Portfolio   and the total assets in the accounts managed within each         of accounts and the total assets in the accounts
Manager's   category                                                         with respect to which the advisory fee is based on
Name                                                                         the performance of the account(ii)
(as listed
in
Prospectus)
(i)
------------------------------------------------------------------------------------------------------------------------------------
            (A)                   (B)                  (C)                   (A)               (B)                  (C)
            Registered            Other Pooled         Other Accounts        Registered        Other Pooled         Other Accounts
            Investment            Investment                                 Investment        Investment
            Companies             Vehicles                                   Companies         Vehicles
           -------------------------------------------------------------------------------------------------------------------------
            Number                Number               Number                Number            Number               Number
            of          Total     of          Total    of          Total     of        Total   of          Total    of       Total
            Accounts    Assets    Accounts    Assets   Accounts    Assets    Accounts  Assets  Accounts    Assets   Accounts Assets
------------------------------------------------------------------------------------------------------------------------------------
Christopher    20      $2,020        3         $2         59      $3,372        0       $0.00     0        $0.00       1      $35
McHugh                 million               million              million                                                    million
------------------------------------------------------------------------------------------------------------------------------------
Bill           19      $2,360        2        $466        75      $3,455        0       $0.00     0        $0.00       1      $35
McVail,                million              thousand              million                                                    million
CFA
------------------------------------------------------------------------------------------------------------------------------------
Robert E.      28      $3,952        3         $2         106     $4,423        1       $ 768     0        $0.00       1       $7
Turner                 million               million              million                                                    million
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii)

As is typical for many money managers, potential conflicts of interest may arise related to Turner's management of accounts including the Portfolio where not all accounts are able to participate in a desired IPO, or other limited opportunity, relating to use of soft dollars and other brokerage practices, and relating to a variety of other circumstances. In all cases, however, Turner believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please see Turner's Form ADV, Part II for a description of some of its policies and procedures in this regard.

(b) Compensation(iv)

Turner's investment professionals receive a base salary commensurate with their level of experience. Turner's goal is to maintain competitive base salaries through review of industry standards, market conditions, and salary surveys. Bonus compensation, which is a multiple of base salary, is based on the performance of each individual's sector and portfolio assignments relative to appropriate market benchmarks. In addition, each employee is eligible for equity ownership and equity owners share the firm's profits. Most of the members of the Investment Team and all Portfolio Managers for The Funds, are equity owners of Turner. This compensation and ownership structure provides incentives to attract and retain highly qualified people, as each member of the firm has the opportunity to share directly in the accomplishments of the business.

The objective performance criteria noted above accounts for 90% of the bonus calculation. The remaining 10% is based upon subjective, "good will" factors including teamwork, interpersonal relations, the individual's combination to overall success of the firm, media and client relations, presentation skills, and professional development. Portfolio managers/analysts are reviewed on an annual basis. The Chief Investment Officer ("CIO") is responsible for setting base salaries, bonus targets, and making all subjective judgments related to an investment professionals' compensation. The CIO is also responsible for identifying investment professionals that should be considered for equity ownership on an annual basis.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Christopher McHugh    X
------------------------------------------------------------------------------------------------------------------------------------
Bill McVail, CFA      X
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Turner      X
------------------------------------------------------------------------------------------------------------------------------------

(i) If a committee, team or other group of persons associated with the Portfolio or an investment adviser of the Portfolio is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

(ii) For each of the categories in Column (a)(2) of this Item, the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

--------------------------------------------------------------------------------
(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

The subadvisers have provided the Fund with the following information regarding each Portfolio's portfolio managers identified in the Fund's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2004 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the subadvisers have provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The subadvisers have also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2004. As of December 31, 2004, no portfolio manager identified in the Prospectus beneficially owned equity securities of any Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                                     Met Investors Series Trust
                                                    Van Kampen Comstock Portfolio
------------------------------------------------------------------------------------------------------------------------------------
(a)(1)      (a)(2) Number of other accounts managed within each category     (a)(3) For each of the categories in(a)(2) Number
Portfolio   and the total assets in the accounts managed within each         of accounts and the total assets in the accounts
Manager's   category                                                         with respect to which the advisory fee is based on
Name                                                                         the performance of the account(ii)
(as listed
in
Prospectus)
(i)
------------------------------------------------------------------------------------------------------------------------------------
            (A)                   (B)                  (C)                   Registered        Other Pooled         Other Accounts
            Registered            Other Pooled         Other Accounts        Investment        Investment
            Investment            Investment                                 Companies         Vehicles
            Companies             Vehicles
                                                                             (See              (See                 (See
                                                                             footnote ii)      footnote ii)         footnote ii)
           -------------------------------------------------------------------------------------------------------------------------
            Number                Number               Number                Number            Number               Number
            of          Total     of          Total    of          Total     of        Total   of          Total    of       Total
            Accounts    Assets    Accounts    Assets   Accounts    Assets    Accounts  Assets  Accounts    Assets   Accounts Assets
------------------------------------------------------------------------------------------------------------------------------------
B. Robert      10     $20,189.00    1        $32.10       3       $1,716.50     N/A      N/A      N/A        N/A       N/A     N/A
Baker                 million                million              million
------------------------------------------------------------------------------------------------------------------------------------
Jason          10     $20,189.00    1        $32.10       3       $1,716.50     N/A      N/A      N/A        N/A       N/A     N/A
Leder                 million                million              million
------------------------------------------------------------------------------------------------------------------------------------
Kevin          10     $20,189.00    1        $32.10       3       $1,716.50     N/A      N/A      N/A        N/A       N/A     N/A
Holt                  million                million              million
------------------------------------------------------------------------------------------------------------------------------------

(a)(4) Description of any material conflicts(iii) Since the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address conflicts of interest.

(b) Compensation(iv) Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

      o     Cash Bonus;

      o Morgan Stanley's Equity Incentive Compensation Program (EICP) awards--a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions;

      o Investment Management Deferred Compensation Plan (IMDCP) awards--a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio Managers must notionally invest a minimum of 25% to a maximum of 50% of the IMDCP deferral into a combination of the designated funds they manage that are included in the IMDCP fund menu, which may or may not include the Fund;

      o Select Employees' Capital Accumulation Program (SECAP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation and notionally invest the deferred amount across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and

      o Voluntary Equity Incentive Compensation Program (VEICP) awards--a voluntary program that permits employees to elect to defer a portion of their discretionary compensation to invest in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

      o Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups. Generally, the greatest weight is placed on the three- and five-year periods.

      o Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

      o     Contribution to the business objectives of the Investment Adviser.

      o     The dollar amount of assets managed by the portfolio manager.

      o     Market compensation survey research by independent third parties.

      o Other qualitative factors, such as contributions to client objectives.

      o Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the Global Investor Group, a department within Morgan Stanley Investment Management that includes all investment professionals.

Occasionally, to attract new hires or to retain key employees, the total amount of compensation will be guaranteed in advance of the fiscal year end based on current market levels. In limited circumstances, the guarantee may continue for more than one year. The guaranteed compensation is based on the same factors as those comprising overall compensation described above.

(c) Ownership of Securities(v) see attached list of insurance products offered by MetLife.

------------------------------------------------------------------------------------------------------------------------------------
Portfolio Manager     none  $1-$10,000  $10,001-$50,000  $50,001-$100,000  $100,001-$500,000  $500,001-$1,000,000  over $1,000,000
------------------------------------------------------------------------------------------------------------------------------------
B. Robert Baker       X
------------------------------------------------------------------------------------------------------------------------------------
Jason Leder           X
------------------------------------------------------------------------------------------------------------------------------------
Kevin Holt            X
------------------------------------------------------------------------------------------------------------------------------------

----------
(i) If a committee, team or other group of persons associated with the Fund or an investment adviser of the Fund is jointly and primarily responsible for the day-to-day management of the Fund's portfolio, information in response to this
Item is required for each member of such committee, team or other group. For each such member, provide a brief description of the person's role on the committee, team or other group (e.g., lead member), including a description of any limitations on the person's role and the relationship between the person's role and the roles of other persons who have responsibility for the day-to-day management of the Fund's portfolio. If more than five persons are jointly and primarily responsible for the day-to-day management of the Fund's portfolio, the Fund need only provide information for the five persons with the most significant responsibility for the day-to-day management of the Fund's portfolio.

--------------------------------------------------------------------------------
(ii) The Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fees accounts over the Fund.

(iii) Provide a description of any material conflicts of interest that may arise in connection with the Portfolio Manager's management of the Fund's investments, on the one hand, and the investments of the other accounts included in response to Column (a)(2) of this Item, on the other. This description would include, for example, material conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Portfolio Manager and material conflicts in allocation of investment opportunities between the Fund and other accounts managed by the Portfolio Manager.

(iv) Describe the structure of, and the method used to determine, the compensation of each Portfolio Manager required to be identified in response to
Item 5(a)(2). For each type of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements), describe with specificity the criteria on which that type of compensation is based, for example, whether compensation is fixed, whether (and, if so, how) compensation is based on Fund pre- or after-tax performance over a certain time period, and whether (and, if so, how) compensation is based on the value of assets held in the Fund's portfolio.

(v) For each Portfolio Manager required to be identified in response to (a)(1), state the dollar range of equity securities in the Fund beneficially owned by the Portfolio Manager using the following ranges: none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000, $500,001-$1,000,000 or
over $1,000,000.

                                  [FRONT COVER]




                           Met Investors Series Trust

                       Met/AIM Small Cap Growth Portfolio
                        Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                     Lord Abbett Growth and Income Portfolio
                   Lord Abbett Growth Opportunities Portfolio
                       Lord Abbett Mid Cap Value Portfolio
                      MFS Research International Portfolio
                     Neuberger Berman Real Estate Portfolio
                   Oppenheimer Capital Appreciation Portfolio
                          PIMCO Total Return Portfolio
                   Met/Putnam Capital Opportunities Portfolio
                     T. Rowe Price Mid-Cap Growth Portfolio
                     Third Avenue Small Cap Value Portfolio
                          Van Kampen Comstock Portfolio

                           Class A and Class B Shares

                                   Prospectus

                                   May 1, 2005

 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.



                                TABLE OF CONTENTS

                                                                                                                PAGE

INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................6
         Investment Summary.......................................................................................6
                  Met/AIM Small Cap Growth Portfolio..............................................................8
                  Janus Aggressive Growth Portfolio..............................................................12
                  Lord Abbett Bond Debenture Portfolio...........................................................17
                  Lord Abbett Growth and Income Portfolio........................................................23
                  Lord Abbett Growth Opportunities Portfolio.....................................................27
                  Lord Abbett Mid-Cap Value Portfolio............................................................31
                  MFS Research International Portfolio...........................................................35
                  Neuberger Berman Real Estate Portfolio.........................................................40
                  Oppenheimer Capital Appreciation Portfolio.....................................................45
                  PIMCO Total Return Portfolio...................................................................49
                  Met/Putnam Capital Opportunities Portfolio.....................................................54
                  T. Rowe Price Mid-Cap Growth Portfolio.........................................................58
                  Third Avenue Small Cap Value Portfolio.........................................................63
                  Van Kampen Comstock Portfolio..................................................................68
         Primary Risks of Investing in the Portfolios............................................................70
         Additional Investment Strategies........................................................................74
         Management..............................................................................................86
                  The Manager....................................................................................87
                  The Advisers...................................................................................89
                  Distribution Plan..............................................................................99
YOUR INVESTMENT..................................................................................................99
         Shareholder Information.................................................................................99
         Dividends, Distributions and Taxes.....................................................................100
         Sales and Purchases of Shares..........................................................................101
FINANCIAL HIGHLIGHTS............................................................................................104
FOR MORE INFORMATION.....................................................................................Back Cover

         INTRODUCTION

     Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of thirty managed investment portfolios or mutual funds, only fourteen of which are offered through this Prospectus (the "Portfolios"). Each of the fourteen Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

         Class A and Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

                  Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.



Before you choose a Portfolio, please consider...
                                                                                                                          Higher


                                                                                                                        Risk/Reward




All of the Portfolios involve risk, but there is also the
potential for reward.  You can lose money - and you can make
money.  The Portfolios are structured so that each offers a                         Met-AIM Small Cap Growth Portfolio
different degree of risk and reward than others.
Notice the scale at the right.  It covers, in the opinion of the            Met/Putnam Capital Opportunities Portfolio
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus.  Please note that the                       Janus Aggressive Growth Portfolio
scale is for illustration purposes only and is not meant to convey
the precise degree of difference in risk/reward among the                   Lord Abbett Growth Opportunities Portfolio
Portfolios.
                                                                                T. Rowe Price Mid-Cap Growth Portfolio
What risk/reward level is for you? Ask yourself the following:                  Third Avenue Small Cap Value Portfolio

         How well do I handle fluctuations in my account value?                    Lord Abbett Mid Cap Value Portfolio
     The higher a Portfolio is on the risk/ reward spectrum, the
     more its price is likely to move up and down on a day to day                 MFS Research International Portfolio
     basis.  If this makes you uncomfortable, you may prefer an
     investment at the lower end of the scale that may not                  Oppenheimer Capital Appreciation Portfolio
     fluctuate in price as much.
                                                                                         Van Kampen Comstock Portfolio
         Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.
                                                                               Lord Abbett Growth and Income Portfolio

                                                                                Neuberger Berman Real Estate Portfolio

                                                                                  Lord Abbett Bond Debenture Portfolio

                                                                                          PIMCO Total Return Portfolio
A final note: These Portfolios are designed for long-term                                                                 Lower
investment.

                                                                                                                        Risk/Reward



THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                              Met/AIM Small Cap Growth Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

         The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

         In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                Year-by-Year Total Return as of 12/31 of Each Year

  ---------------------------- ------------------------ ---------------------
            -27.50%                    38.86%                  6.43%





              02                         03                      04
  ---------------------------- ------------------------ ---------------------
                               High Quarter: 2nd - 2003     +20.75%
                               Low Quarter:  3rd - 2002   -18.43%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           6.73%         2.71%              1/2/02
                     Class B                           6.43%         7.79%              10/9/01
                     Russell 2000 Index               18.33%        16.68%*
                     Russell 2000 Growth Index        48.54%        11.00%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

         Portfolio Management:

o        A I M Capital Management, Inc.
              see page 89

o        For financial highlights
              see page 105]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee(1)                               0.90%                       0.90%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.12%                       0.08%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.02%                       1.23%
             Expenses Before Expense Waiver/
             Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.01%                       0.06%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.03%                       1.29%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.90%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.05% and 1.30%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------
                     Class A             Class B
----------------------------------------------------------------
----------------------------------------------------------------
1 Year                $106                $132
----------------------------------------------------------------
----------------------------------------------------------------
3 Years               $327                $399
----------------------------------------------------------------
----------------------------------------------------------------
5 Years               $567                $685
----------------------------------------------------------------
----------------------------------------------------------------
10 Years             $1,254              $1,501
----------------------------------------------------------------

[Left Side:]

                        Janus Aggressive Growth Portfolio


Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

         The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

         The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

         Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

         The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.



         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                Year-by-Year Total Return as of 12/31 of Each Year

                --------------------------- --------------------------- ----------------------

                        -27.83%                      30.90%                    8.44%





                            02                          03                       04
                --------------------------- --------------------------- ----------------------
                        High Quarter: 2nd - 2003 +12.90%
                         Low Quarter: 3rd - 2002 -16.13%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           8.82%         0.95%              1/2/02
                     Class B                           8.44%         -6.88%             2/12/01
                     S&P 500 Index                    10.87%        -1.41%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:

o    Janus Capital Management LLC see page 90

o    For financial highlights see page 109]



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee(1)                               0.68%                       0.68%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.09%                       0.07%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.77%                       1.00%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.05%                       0.07%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.82%                       1.07%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.76%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-----------------------------------------------------------------
                   Class A                Class B
-----------------------------------------------------------------
-----------------------------------------------------------------
1 Year               $84                   $110
-----------------------------------------------------------------
-----------------------------------------------------------------
3 Years             $252                   $327
-----------------------------------------------------------------
-----------------------------------------------------------------
5 Years             $434                   $562
-----------------------------------------------------------------
-----------------------------------------------------------------
10 Years            $962                  $1,236
-----------------------------------------------------------------

[Left Side:]

                           Lord Abbett Bond Debenture Portfolio


Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

o    debt securities when the trend of interest rates is expected to be down

o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

o    equity securities


         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.





                                Year-by-Year Total Return as of 12/31 of Each Year

------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------

15.63%        6.26%        3.40%       0.87%       3.76%       -0.39%      19.52%      8.43%






97            98           99          00          01          02          03          04
------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------
                         High Quarter: 2nd -2003     + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     --------------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                   ----------- ----------------- ---------- ---------------

                                                                                Since       Inception Date
                                                    1 Year        5 Year      Inception

                                   ----------- ----------------- ---------- ---------------

                     Class A                        8.43%          6.20%        7.93%       5/1/96
                     Class B                        8.17%           __          7.11%       4/13/01
                     Credit Suisse First            11.96%         8.17%        7.96%*
                        Boston High Yield
                        Index
                     Lehman Aggregate Bond          4.34%          7.71%        7.14%*
                        Index
                     ------------------------- ----------------- ---------- --------------- ---------------
                           * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
              see page 90

o        For financial highlights
              see page 113]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                         -------------------------------- ------------------------ ------------------------
                                                                  Class A                  Class B
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------

                         Management Fee(1)                         0.52%                    0.52%
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------
                         12b-1 Fees                                None                     0.25%
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------
                         Other Expenses                            0.06%                    0.06%
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------
                         Total Annual Portfolio                    0.58%                    0.83%
                         Operating Expenses
                         -------------------------------- ------------------------ ------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-----------------------------------------------------------------
                         Class A          Class B
-----------------------------------------------------------------
-----------------------------------------------------------------
1 Year                     $59              $85
-----------------------------------------------------------------
-----------------------------------------------------------------
3 Years                   $186             $266
-----------------------------------------------------------------
-----------------------------------------------------------------
5 Years                   $325             $462
-----------------------------------------------------------------
-----------------------------------------------------------------
10 Years                  $727            $1,029
-----------------------------------------------------------------

[Left Side:]

                         Lord Abbett Growth and Income Portfolio


Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

Principal Investment Strategy:

         To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

         In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

         The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                                Year-by-Year Total Return as of 12/31 of Each Year

------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------

29.82%        19.45%     24.31%      12.87%     16.56%      14.68%     -5.77%     -17.95%      31.06%    12.92%






95            96         97          98         99          00         01         02           03        04
------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------
                        High Quarter 2nd - 2003     + 17.86%
                        Low Quarter: 3rd - 2002 - 19.80%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                ------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/04
                                     1 Year       5 Year      10 Year     Inception Date
                                     ------       ------      -------     --------------

                Class A                12.92%       5.58%       12.81%         12/11/89
                Class B                12.65%        ___         ___            3/22/01
                S&P 500 Index          10.87%       -2.30%      12.07%
                -------------------- ------------ ----------- ----------- --------------------


[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
              see page 90

o        For financial highlights
              see page 117]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                 ------------------------------- ------------------------- ---------------------------
                                                         Class A                    Class B

                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------

                 Management Fee                           0.52%                      0.52%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 12b-1 Fees                                None                      0.25%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Other Expenses                           0.05%                      0.05%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Total Annual Portfolio                   0.57%                      0.82%
                 Operating Expenses
                 ------------------------------- ------------------------- ---------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

--------------------------------------------------------------
                      Class A          Class B
--------------------------------------------------------------
--------------------------------------------------------------
1 Year                  $58              $84
--------------------------------------------------------------
--------------------------------------------------------------
3 Years                $181             $258
--------------------------------------------------------------
--------------------------------------------------------------
5 Years                $315             $448
--------------------------------------------------------------
--------------------------------------------------------------
10 Years               $704             $995
--------------------------------------------------------------

[Left Side:]

                          Lord Abbett Growth Opportunities Portfolio

Investment Objective:

         Capital appreciation.

Principle Investment Strategy:

         The Portfolio invests normally at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for mid-cap stock performance, as of July 1, 2004. As of such date, the market capitalization range of the Russell Midcap Index was approximately $450 million to $12 billion. This market capitalization range will vary in response to changes in the market over time. The Portfolio uses a growth style of investing which means that the Adviser favors companies that show the potential for strong revenue and earnings growth.

         Typically, in choosing stocks, the Adviser looks for mid-sized companies using:

o fundamental research to identify companies likely to produce superior returns over a two to five year time frame, by analyzing the dynamics in each company within its industry and within the economy

o    quantitative   research  to  identify   companies   with  superior   growth
     possibilities



         The Portfolio may also invest in equity securities such as convertible securities warrants, American Depositary Receipts and similar instruments.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                                Year-by-Year Total Return as of 12/31 of Each Year

                    ---------------------- ----------------------- --------------------

                         -24.41%                 35.70%                12.45%





                             02                      03                    04
                    ---------------------- ----------------------- --------------------

                        High Quarter: 2nd - 2003 +17.43%
                         Low Quarter: 3rd - 2002 -15.77%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.3 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



           ----------------------------------------------------------------------------------------------------------
                                                                 Average Annual Total Return as of 12/31/04

                                                   1 Year               Since Inception           Inception Date
           Class A                                 12.76%                    2.34%                    5/1/01
           Class B                                 12.45%                    0.76%                   2/12/01
           Russell Midcap Growth Index
                                                   15.48%                   -0.37%*
           ------------------------------ ------------------------- ------------------------- -----------------------
         * Index performance is from 2/12/01.


[SIDE BAR:

Portfolio Management:

o        Lord, Abbett & Co. LLC
              see page 90

o        For financial highlights see page 121]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                ----------------------------------- ----------------------------- --------------------------
                                                              Class A                      Class B
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------

               Management Fee                                 0.70%                        0.70%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                12b-1 Fees                                      None                        0.25%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Other Expenses                                 0.25%                        0.25%
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Total Annual Portfolio Operating               0.95%                        1.20%
                Expenses Before Expense Waiver/
                Repayment to Manager
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Contractual Expense (Waiver)/                 (0.05)%                      (0.05)%
                Repayment to Manager*
                ----------------------------------- ----------------------------- --------------------------
                ----------------------------------- ----------------------------- --------------------------
                Total Annual Portfolio Operating               0.90%                        1.15%
                Expenses After Expense Waiver/
                Repayment to Manager
                ----------------------------------- ----------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------------------------------------
                        Class A            Class B
------------------------------------------------------------------
------------------------------------------------------------------
1 Year                    $92               $118
------------------------------------------------------------------
------------------------------------------------------------------
3 Years                  $299               $378
------------------------------------------------------------------
------------------------------------------------------------------
5 Years                  $523               $658
------------------------------------------------------------------
------------------------------------------------------------------
10 Years                $1,166             $1,457
------------------------------------------------------------------

[Left Side:]

                             Lord Abbett Mid-Cap Value Portfolio


Investment Objective:

         The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Principal Investment Strategy:

         Under normal circumstances, at least 80% of the Portfolio's net assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion. This market capitalization may vary in response to changes in the markets.

         The Portfolio normally will be diversified among many issues representing many different industries. Selection of stocks is based on appreciation potential, without regard to current income. The Portfolio invests primarily in common stocks, including convertible securities, in companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community. This potential for improvement may derive from such factors as:

o        changes in the economic and financial environment

o        new or improved products or services

o        new or rapidly expanding markets

o        changes in management or structure of the company

o        price increases due to shortages of resources or productive capacity

o improved efficiencies resulting from new technologies or changes in distribution

o changes in governmental regulations, political climate or competitive conditions



         The companies represented in the Portfolio will have a strong or, in the perception of the Adviser, an improving financial position. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk



Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Mid-Cap Value Portfolio, a series of Cova Series Trust, which commenced operations on August 20, 1997) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                               Year-by-Year Total Return as of 12/31 of Each Year

------------ ------------ ----------- ----------- ----------- ----------- -----------

1.11%        5.71%        52.87%      8.10%       -9.31%      26.15%      24.82%





98           99           00          01          02          03          04
------------ ------------ ----------- ----------- ----------- ----------- -----------

                        High Quarter: 2nd - 1999 + 16.83%
                        Low Quarter: 3rd - 1998 - 17.02%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Russell Midcap Index, a widely recognized unmanaged index measuring the broad market performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index, and with the S&P Mid Cap 400/Barra Value Index, a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 Index having low price-to-book ratios. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    ------------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                                  ----------------------------------------
                                                                               Since      Inception Date
                                                  1 Year         5 Year      Inception


                     Class A                      24.82%         18.74%       14.12%      8/20/97
                     Class B                      24.50%           __          12.94      4/3/01
                     Russell Midcap Index
                                                  20.22%         7.59%        7.59%*
                     S&P Mid Cap 400/Barra
                     Value Index
                                                  18.93%         15.47%      12.93%**
                     ------------------------ ---------------- ----------- -------------- ---------------

                           * Index performance is from 8/20/97. ** Index performance is from 8/1/97.



[SIDE BAR:

         Portfolio Management:

o        Lord, Abbett & Co. LLC
              see page 90

o        For financial highlights
              see page 125]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


                 ----------------------------------- ------------------------ -----------------------
                                                             Class A                 Class B
                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------

                 Management Fee                               0.70%                   0.70%
                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------
                 12b-1 Fees                                   None                    0.25%
                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------
                 Other Expenses                               0.08%                   0.08%
                 ----------------------------------- ------------------------ -----------------------
                 ----------------------------------- ------------------------ -----------------------
                 Total Annual Portfolio Operating             0.78%                   1.03%
                 Expenses
                 ----------------------------------- ------------------------ -----------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------
                            Class A            Class B
----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year                        $80               $106
----------------------------------------------------------------------
----------------------------------------------------------------------
3 Years                      $250               $329
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years                      $435               $571
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years                     $969              $1,264
----------------------------------------------------------------------

[Left Side:]


                            MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

         The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                Year-by-Year Total Return as of 12/31 of Each Year

                  -------------------------- ------------------------- --------------------

                          -11.80%                    32.04%                 19.56%





                             02                         03                     04
                  -------------------------- ------------------------- --------------------
                                  High Quarter: 4th - 2003     +15.97%
                                  Low Quarter: 3rd - 2002      -14.58%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    ---------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since            Inception
                                                      1 Year       Inception            Date


                     Class A                          19.92%         6.17%             5/1/01
                     Class B                          19.56%         4.39%             2/12/01
                     MSCI EAFE Index                  20.70%         3.95%*
                     ----------------------------- -------------- ------------- ----------------------
                           * Index performance is from 2/12/01.


[SIDE BAR:
---------

         Portfolio Management:

o        Massachusetts Financial Services Company
              see page 92

o        For financial highlights
              see page 129]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.77%                       0.77%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.17%                       0.16%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.94%                       1.18%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.06%                       0.07%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.00%                       1.25%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.00% and 1.25%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 1.10% and 1.35%, respectively.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

----------------------------------------------------------------
                      Class A            Class B
----------------------------------------------------------------
----------------------------------------------------------------
1 Year                 $103               $128
----------------------------------------------------------------
----------------------------------------------------------------
3 Years                $307               $384
----------------------------------------------------------------
----------------------------------------------------------------
5 Years                $528               $659
----------------------------------------------------------------
----------------------------------------------------------------
10 Years              $1,164             $1,444
----------------------------------------------------------------

[Left Side:]

                          Neuberger Berman Real Estate Portfolio


Investment Objective:

         To provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Portfolio defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITS are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code. REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole.

         REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs, Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

         The Portfolio may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's Investors Service, Inc. ("Moody's") or by Standard & Poor's Rating Services ("S&P") or, if unrated by either of these, deemed by the Portfolio's Adviser to be of comparable quality.

         The Portfolio's Adviser makes investment decisions through a fundamental analysis of each company. The Adviser reviews each company's current financial condition and industry position, as well as economic and market conditions. In doing so, it evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors. The Adviser believes that its investment approach is distinct in that it uses an objective combination of traditional securities analysis and direct real estate analysis, while placing great emphasis upon the property sector weightings. The Adviser generally adheres to a strict valuation methodology - price to net asset value per share, cash flow multiple versus growth rate and relative valuation - which guide the Adviser's buy and sell decisions.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Real estate investment risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

o        Market capitalization risk

o        Investment style risk


         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Prior Performance:

         The Portfolio commenced operations on April 30, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 133.



SIDE BAR:

         Portfolio Management:

o        Neuberger Berman Management, Inc.
              see page 91

For information on Neuberger Berman Management, Inc.'s prior performance with a comparable fund, see page 91.

Fees and Expenses:

         This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

                 ------------------------------------- ----------------------- ----------------------
                                                              Class A                 Class B
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------

                 Management Fee                                0.70%                   0.70%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 12b-1 Fees                                     None                   0.25%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Other Expenses                                0.14%                   0.03%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Total Annual Portfolio Operating              0.84%                   0.98%
                 Expenses Before Expense
                 Waiver/Repayment to Manager
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Contractual Expense                            ---                     ---
                 (Waiver)/Repayment to Manager*
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Total Annual Portfolio Operating              0.84%                   0.98%
                 Expenses After Expense Waiver/
                 Repayment to Manager
                 ------------------------------------- ----------------------- ----------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.







         Example of Portfolio Expenses

    -------------------------------------------------------
                         Class A        Class B
    -------------------------------------------------------
    -------------------------------------------------------
    1 Year                 $86           $100
    -------------------------------------------------------
    -------------------------------------------------------
    3 Years               $269           $314
    -------------------------------------------------------
    -------------------------------------------------------
    5 Years               $468           $544
    -------------------------------------------------------
    -------------------------------------------------------
    10 Years             $1,040         $1,206
    -------------------------------------------------------

[Left Side:]

                        Oppenheimer Capital Appreciation Portfolio


Investment Objective:

         The Portfolio seeks capital appreciation.

Principal Investment Strategy:

         The Portfolio invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

         In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

o        Companies with above-average growth potential

o Companies with increasing earnings momentum and a history of positive earnings growth

o        Stocks with low valuations relative to their growth potential

o        Companies with the potential for positive earnings surprises

o        Growth rates that the Adviser believes are sustainable over time

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                Year-by-Year Total Return as of 12/31 of Each Year

                      --------------------------- ------------------------- --------------------

                              -24.73%                     28.53%                  6.40%





                                  02                         03                     04
                      --------------------------- ------------------------- --------------------
                                     High Quarter: 2nd - 2003     +14.54%
                                     Low Quarter: 2nd - 2002      -15.52%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           6.70%         1.24%              1/2/02
                     Class B                           6.40%         -3.17%             2/12/01
                     S&P 500 Index                    10.87%        -1.41%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


[SIDE BAR:
---------

         Portfolio Management:

o        OppenheimerFunds, Inc.
              see page 92

o        For financial highlights
              see page 137]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.60%                       0.60%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.09%                       0.06%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.69%                       0.91%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                            (0.01)%                      0.04%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.68%                       0.95%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.75% and 1.00%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

--------------------------------------------------------------------
                         Class A             Class B
--------------------------------------------------------------------
--------------------------------------------------------------------
1 Year                     $71                 $97
--------------------------------------------------------------------
--------------------------------------------------------------------
3 Years                   $221                $295
--------------------------------------------------------------------
--------------------------------------------------------------------
5 Years                   $385                $510
--------------------------------------------------------------------
--------------------------------------------------------------------
10 Years                  $861               $1,127
--------------------------------------------------------------------

[Left Side:]

                            PIMCO Total Return Portfolio


Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.


                                Year-by-Year Total Return as of 12/31 of Each Year

                     ----------------------------- ----------------------- -----------------------

                                9.29%                      4.53%                   4.80%





                                  02                         03                      04
                     ----------------------------- ----------------------- -----------------------
                                        High Quarter: 3rd - 2002     +3.65%
                                        Low Quarter: 2nd - 2004 -2.03%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    --------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception         Date


                     Class A                           5.25%         7.09%      5/1/01
                     Class B                           4.80%         6.49%      2/12/01
                     Lehman Brothers Aggregate         4.34%         6.46%*
                        Bond Index
                     ----------------------------- -------------- ------------- ---------------
                           * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:

o        Pacific Investment Management Company LLC
              see page 92

o        For financial highlights see page 141]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.50%                       0.50%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.07%                       0.06%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.57%                       0.81%
             Expenses
             ------------------------------------- --------------------------- --------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------------------------------------------
                             Class A             Class B
------------------------------------------------------------------------
------------------------------------------------------------------------
1 Year                         $58                 $83
------------------------------------------------------------------------
------------------------------------------------------------------------
3 Years                       $183                $260
------------------------------------------------------------------------
------------------------------------------------------------------------
5 Years                       $319                $451
------------------------------------------------------------------------
------------------------------------------------------------------------
10 Years                      $715               $1,005
------------------------------------------------------------------------

         [Left Side:]


                         Met/Putnam Capital Opportunities Portfolio


Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests mainly in the common stocks of U.S. companies which the Adviser believes have favorable investment potential. For example, the Adviser may purchase stocks of companies with stock prices that reflect a value lower than that the Adviser places on the company. The Adviser may also consider other factors that are believed will cause the stock price to rise. Investments are mainly in small- and mid-sized companies.

         The Portfolio may also invest up to 20% of its assets in foreign securities.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Small Cap Stock Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Portfolio's former investment adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001. Effective May 1, 2003, Putnam Investment Management, LLC became the Portfolio's Adviser. Performance information prior to that date is attributable to the Portfolio's former investment adviser.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                Year-by-Year Total Return as of 12/31 of Each Year

-------------- ------------ ------------ ----------- ------------ ------------ ------------ -----------

   20.89%        -5.40%       44.56%      -10.55%      -8.42%       -20.39%      28.73%       18.54%






     97            98           99           00          01           02           03           04
-------------- ------------ ------------ ----------- ------------ ------------ ------------ -----------

                        High Quarter: 4th - 1999 + 35.13%
                        Low Quarter: 3rd - 2001 - 23.01%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Russell 2000 Index, a widely recognized unmanaged index that measures small company stock performance. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                           ------------------------------------------
                                                                               Since        Inception
                                                   1 Year        5 Year      Inception        Date

                     Class A                       18.54%        -0.26%        6.82%      5/1/96
                     Class B                       18.33%         ___          7.62%      4/3/01
                     Russell 2000 Index
                                                   18.33%        11.48%       8.91%*
                     ------------------------- --------------- ----------- -------------- --------------
                           * Index performance is from 5/1/96.




SIDE BAR:

         Portfolio Management:

o        Putnam Investment Management, LLC
              see page 93

o        For financial highlights
              see page 145]



For information on Putnam Investment Management, LLC's prior performance with a comparable fund, see page 93.

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


              ------------------------------ ------------------------------- ---------------------------
                                                        Class A                       Class B
              ------------------------------ ------------------------------- ---------------------------
              ------------------------------ ------------------------------- ---------------------------

              Management Fee                             0.85%                         0.85%
              ------------------------------ ------------------------------- ---------------------------
              ------------------------------ ------------------------------- ---------------------------
              12b-1 Fees                                  None                         0.25%
              ------------------------------ ------------------------------- ---------------------------
              ------------------------------ ------------------------------- ---------------------------
              Other Expenses                             0.34%%                        0.35%
              ------------------------------ ------------------------------- ---------------------------
              ------------------------------ ------------------------------- ---------------------------
              Total Annual Portfolio                     1.19%                         1.45%
              Operating Expenses
              ------------------------------ ------------------------------- ---------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.





         Example of Portfolio Expenses

-----------------------------------------------------------------------
                             Class A            Class B
-----------------------------------------------------------------------
-----------------------------------------------------------------------
1 Year                        $122               $149
-----------------------------------------------------------------------
-----------------------------------------------------------------------
3 Years                       $380               $462
-----------------------------------------------------------------------
-----------------------------------------------------------------------
5 Years                       $658               $797
-----------------------------------------------------------------------
-----------------------------------------------------------------------
10 Years                     $1,450             $1,745
-----------------------------------------------------------------------

[Left Side:]

                   T. Rowe Price Mid-Cap Growth Portfolio

Investment Objective:

         Long-term growth of capital.

Principal Investment Strategy:

         The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

         In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's objectives. Investments in futures and options, if any, are subject to additional volatility and potential losses. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

         While most assets will be invested in U.S. common stocks, other securities may also be purchased including foreign stocks.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.




                                Year-by-Year Total Return as of 12/31 of Each Year

                    ------------------------- -------------------- --------------------

                            -44.04%                 36.64%               17.82%





                               02                     03                   04
                    ------------------------- -------------------- --------------------
                                    High Quarter: 2nd - 2003  +19.34%
                                    Low Quarter: 2nd - 2002   -30.65%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception        Date


                     Class A                          18.15%         -6.61%     5/1/01
                     Class B                          17.82%         -7.09%     2/12/01
                     Russell Midcap Growth Index
                                                      15.47%        -0.37%*
                     ----------------------------- -------------- ------------- --------------
                           * Index performance is from 2/12/01.


[SIDE BAR:

         Portfolio Management:

o        T. Rowe Price Associates, Inc.
              see page 94

o        For financial highlights
              see page 149]

For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 94.

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None







Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                  ---------------------------------- ---------------------- ------------------------
                                                            Class A                 Class B
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Management Fee                             0.75%                   0.75%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  12b-1 Fees                                 None                    0.25%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Other Expenses                             0.08%                   0.07%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.83%                   1.07%
                  Expenses Before Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Contractual Expense                        0.07%                   0.08%
                  (Waiver)/Repayment to Manager*
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.90%                   1.15%
                  Expenses After Expense
                  Waiver/Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 0.95% and 1.20%, respectively. In addition, the Manager has agreed that any subadvisory fee waivers received from the Portfolio's Adviser commencing February 17, 2005 will be passed on to the Portfolio in the form of a voluntary fee waiver.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

-----------------------------------------------------------------
                          Class A         Class B
-----------------------------------------------------------------
-----------------------------------------------------------------
1 Year                      $92            $118
-----------------------------------------------------------------
-----------------------------------------------------------------
3 Years                    $273            $350
-----------------------------------------------------------------
-----------------------------------------------------------------
5 Years                    $469            $601
-----------------------------------------------------------------
-----------------------------------------------------------------
10 Years                  $1,035          $1,318
-----------------------------------------------------------------

[Left Side:]
                           Third Avenue Small Cap Value Portfolio

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

Principal Investment Strategy:

         The Portfolio seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Portfolio expects to invest as least 80% of its net assets in equity securities of small companies. The Portfolio considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of the investment. The Portfolio may continue to hold or buy additional stock in a company that exceeds this range if the stock remains attractive. The Portfolio may also invest up to 25% of its total assets in foreign securities.

         The Portfolio adheres to a strict value discipline in selecting investments. The Portfolio's Adviser identifies investment opportunities through intensive research of individual companies and generally does not focus on stock market conditions and other macro factors. The Portfolio may seek investments in the securities of companies in industries that are temporarily depressed. The Portfolio follows a strategy of "buy and hold." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

         The Portfolio is non-diversified, which means that the Portfolio may have fewer investments than diversified mutual funds of comparable size.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Investment style risk

o        Foreign investment risk

         In addition, because the Portfolio may invest in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for the full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                Year-by-Year Total Return as of 12/31 of Each Year

                             ------------------------------ ------------------------

                                        41.41%                      26.50%





                                          03                          04
                             ------------------------------ ------------------------
                                       High Quarter: 2nd - 2003  +18.25%
                                       Low Quarter: 1st - 2003 -3.38%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell 2000 Value Index, an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

-------------------------------------------------------------------------------


                              Average Annual Total
                              Return as of 12/31/04
                                                 Since            Inception
                              1 Year Inception Date


Class A                          26.81%         16.18%              5/1/02
Class B                          26.50%         15.98%              5/1/02
Russell 2000 Value Index
                                 22.25%         13.21%
----------------------------- -------------- -------------- -----------------------




[SIDE BAR:

         Portfolio Management:

o        Third Avenue Management LLC
              see page 95

o        For financial highlights
              see page 153]

For information on Third Avenue Management LLC's prior performance with a comparable fund, see page 96.

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                  ---------------------------------- ---------------------- ------------------------
                                                            Class A                 Class B
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Management Fee                             0.75%                   0.75%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  12b-1 Fees                                 None                    0.25%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Other Expenses                             0.12%                   0.07%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.87%                   1.07%
                  Expenses Before Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Contractual Expense                         ---                     ---
                  (Waiver)/Repayment to Manager*
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.87%                   1.07%
                  Expenses After Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-----------------------------------------------------------------
                         Class A          Class B
-----------------------------------------------------------------
-----------------------------------------------------------------
1 Year                     $89             $110
-----------------------------------------------------------------
-----------------------------------------------------------------
3 Years                   $279             $342
-----------------------------------------------------------------
-----------------------------------------------------------------
5 Years                   $484             $593
-----------------------------------------------------------------
-----------------------------------------------------------------
10 Years                 $1,076           $1,311
-----------------------------------------------------------------

[Left Side:]
                            Van Kampen Comstock Portfolio

Investment Objective:

         Capital growth and income.

Principal Investment Strategy:

         Under normal market conditions, the Adviser seeks to achieve the Portfolio's investment objective by investing in equity securities, consisting principally of common stocks. Under normal market conditions, the Portfolio invests at least 80% of its net assets in common stocks at the time of investment. The Portfolio may also invest in preferred stocks, indexed securities and securities convertible into common and preferred stocks.

         In selecting securities for investment, the Portfolio focuses primarily on the security's potential for capital growth and income. The Portfolio emphasizes a value style of investing seeking well-established, undervalued companies that are believed by the Adviser to possess the potential for capital growth and income. The Portfolio's Adviser generally seeks to identify companies that are undervalued and have identifiable factors that might lead to improved valuations. This catalyst could come from within the company in the form of new management, operational enhancements, restructuring or reorganization. It could also be an external factor, such as an improvement in industry conditions or a regulatory change.

         The Portfolio may invest in issuers of any size, although the Adviser focuses on companies with a market capitalization in excess of $2 billion.

         The Portfolio may invest up to 25% of its net assets in securities of foreign issuers. In addition, the Portfolio may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 69, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Market capitalization risk

o        Foreign investment risk

o        Investment style risk


         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Prior Performance:

         The Portfolio commenced operations on April 29, 2005. No performance information is currently available. For information on Van Kampen's prior composite performance, see page 97.


[SIDE BAR:
         Portfolio Management:

o        Morgan Stanley Investment Management, Inc. dba Van Kampen see page 96.]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expense (expenses that are deducted from Portfolio assets).



              ------------------------------------- ------------------------- -----------------------
                                                            Class A                  Class B
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------

              Management Fee                                 0.65%                    0.65%
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              12b-1 Fees                                      None                    0.25%
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Other Expenses                                 0.13%                    0.13%
              ------------------------------------- ------------------------- -----------------------

              ------------------------------------- ------------------------- -----------------------
              Total Annual Portfolio Operating               0.78%                    1.03%
              Expenses Before Expense Waiver/
              Repayment to Manager
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Contractual Expense                             ---                      ---
              (Waiver)/Repayment to Manager*
              ------------------------------------- ------------------------- -----------------------
              ------------------------------------- ------------------------- -----------------------
              Total Annual Portfolio Operating               0.78%                    1.03%
              Expenses After Expense
              Waiver/Repayment to Manager
              ------------------------------------- ------------------------- -----------------------


* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.80% and 1.05% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one-and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-------------------------------------------------------------------------
                               Class A            Class B
-------------------------------------------------------------------------
-------------------------------------------------------------------------
1 Year                           $80               $106
-------------------------------------------------------------------------
-------------------------------------------------------------------------
3 Years                         $254               $334
-------------------------------------------------------------------------


         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o    Foreign   companies  may  not  be  subject  to   accounting   standards  or
     governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o    Costs  of  buying,  selling  and  holding  foreign  securities,   including
     brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

         Although the Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

         The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

         In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.



                  Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.




------------- -------- ------- -------- ------- --------- --------- --------

              Met/AIM  Janus   Lord     Lord    Lord      Lord       MFS
              Small    Aggres- Abbett   Abbett  Abbett    Abbett   Research
              Cap      sive    Bond    Growth  Growth     Mid-Cap   Inter-
              Growth   Growth Deben-    and    Opportuni-  Value   national
              Port-    Port-  ture     Income   ties     Portfolio  Port-
              folio    folio  Port-   Portfolio Port-               folio
                              folio             folio


------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Brady Bonds
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Collateralized                    X
Mortgage
Obligations

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Convertible      X       X        X       X        X         X         X
Securities
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Depositary       X       X        X       X        X         X         X
Receipts
              -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Derivatives:








Options          X       X                                             X
Futures          X                                                     X
------------- -------- ------- -------- ------- --------- --------- -------- -
Direct
Participation
in
Corporate
Loans
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Dollar Roll
Transactions
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Foreign                  X                                             X
Currency
Transactions
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Foreign                  X        X                                    X
Debt
Securities
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Foreign          X       X        X       X        X         X         X
Equity
Securities
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Forward                  X        X                                    X
Commitments,
When-Issued
and Delayed
Delivery
Securities

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
High             X       X        X                                    X
Quality
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed
by Bank
Holding
Companies
in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the
World Bank;
Variable
Amount
Master
Demand
Notes and
Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
High                     X        X
Yield/High
Risk Debt
Securities

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Hybrid                   X
Instruments
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Illiquid                 X                                             X
and
Restricted
Securities
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Indexed                  X                                             X
Securities
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Interest
Rate
Transactions

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Investment               X        X                                    X
Grade Debt
Securities

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Investments              X                         X                   X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Mortgage-backed                   X                                    X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Municipal
Securities
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Non-mortgage
Asset-backed
Securities

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
PIK                      X        X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds

------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Preferred        X       X        X       X        X         X         X
Stocks
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Real Estate      X       X                                             X
Investment
Trusts
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Repurchase                        X       X        X         X
Agreements
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Reverse                           X       X        X         X
Repurchase
Agreements
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Rights and               X        X       X        X         X         X
Warrants
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Securities       X       X        X       X        X         X         X
Loans
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Short Sales                                                            X
(Against
the Box)
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
Structured
Notes
------------- -------- ------- -------- ------- --------- --------- -------- -
------------- -------- ------- -------- ------- --------- --------- -------- -
U.S.             X       X        X                                    X
Government
Securities
------------- -------- ------- -------- ------- --------- --------- -------- -





              Neuberger Oppen-   PIMCO   Met/Putna   T.    Third    Van
              Berman    heimer   Total   Capital  Rowe    Avenue   Kampen
              Real     Capital  Return  Opportuni- Price   Small   Comstock
              Estate  Apprecia-  Port-   ties     Mid-Cap  Cap     Portfolio
              Port-    tion     folio   Port-    Growth    Port-
              folio     Port-           folio     Port-    folio
                        folio                     folio


------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Brady Bonds                       X
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Collateralized           X        X                         X
Mortgage
Obligations

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Convertible              X        X        X       X        X        X
Securities
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Depositary               X                 X       X        X        X
Receipts
              ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Derivatives:



                                           X



                                           X
Options                           X                X                 X
Futures                           X                X                 X
------------- ------ ---------- ------- -------- ------- -------- --------
Direct                            X
Participation
in
Corporate
Loans
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Dollar Roll                       X
Transactions
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Foreign                           X        X       X        X
Currency
Transactions
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Foreign                           X                X        X
Debt
Securities
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Foreign                  X                 X       X        X        X
Equity
Securities
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Forward        X                  X                X
Commitments,
When-Issued
and Delayed
Delivery
Securities

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
High           X         X        X        X       X                 X
Quality
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed
by Bank
Holding
Companies
in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the
World Bank;
Variable
Amount
Master
Demand
Notes and
Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
High           X                  X        X
Yield/High
Risk Debt
Securities

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Hybrid                            X                X
Instruments
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Illiquid       X         X        X                X        X
and
Restricted
Securities
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Indexed                           X                                  X
Securities
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Interest                          X
Rate
Transactions

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Investment     X                  X                X                 X
Grade Debt
Securities

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Investments                                X       X        X        X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Mortgage-backed                   X                         X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Municipal                         X
Securities
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Non-mortgage                      X        X
Asset-backed
Securities

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
PIK                               X        X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds

------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Preferred      X         X        X        X       X        X        X
Stocks
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Real Estate    X         X                         X        X
Investment
Trusts
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Repurchase               X        X        X       X        X        X
Agreements
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Reverse                           X        X                X
Repurchase
Agreements
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Rights and     X                                   X
Warrants
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Securities               X        X                X        X
Loans
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Short Sales                       X
(Against
the Box)
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
Structured                        X                X
Notes
------------- ------ ---------- ------- -------- ------- -------- --------
------------- ------ ---------- ------- -------- ------- -------- --------
U.S.           X         X        X                X        X        X
Government
Securities
------------- ------ ---------- ------- -------- ------- -------- --------




         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by S&P and Ba or lower by Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

         Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio, MFS Research International Portfolio and PIMCO Total Return Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive Growth Portfolio, MFS Research International Portfolio and PIMCO Total Return Portfolio generally will have annual turnover rates of 100% or more.

Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.


         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                  The Manager

         Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------


Met/AIM Small Cap Growth Portfolio                             0.90% of first $500 million of such assets plus 0.85% of
                                                               such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Janus  Aggressive Growth  Portfolio                            0.75%
                                                               of first $25
                                                               million of such
                                                               assets plus 0.70%
                                                               of such assets
                                                               over $25 million
                                                               up to $250
                                                               million plus
                                                               0.65% of such
                                                               assets over $250
                                                               million up to $1
                                                               billion plus
                                                               0.55% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord  Abbett Bond Debenture Portfolio                          0.60%
                                                               of first $250
                                                               million of such
                                                               assets plus 0.55%
                                                               of such assets
                                                               over $250 million
                                                               up to $500
                                                               million plus
                                                               0.50% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.45% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and Income Portfolio                        0.60% of first
                                                               $800 million of
                                                               such assets plus
                                                               0.55% of such
                                                               assets over $800
                                                               million up to
                                                               $1.5 billion plus
                                                               0.45% of such
                                                               assets over $1.5
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                     0.70%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.65%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.625% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research International Portfolio                           0.80%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.65% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Neuberger Berman Real Estate Portfolio
                                                               0.70% of first
                                                               $200 million of
                                                               such assets plus
                                                               0.65% of such
                                                               assets over $200
                                                               million up to
                                                               $750 million plus
                                                               0.55% of such
                                                               assets over $750
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Capital Appreciation  Portfolio                    0.65%
                                                               of first $150
                                                               million of such
                                                               assets plus
                                                               0.625% of such
                                                               assets over $150
                                                               million up to
                                                               $300 million plus
                                                               0.60% of such
                                                               assets over $300
                                                               million up to
                                                               $500 million plus
                                                               0.55% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/Putnam Capital Opportunities Portfolio                     0.85%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Third Avenue Small Cap Value Portfolio                         0.75% of first $1 billion of such assets plus 0.70% of
                                                               such assets over $1 billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Van Kampen Comstock Portfolio                                  0.65%
                                                               of first $500
                                                               million of such
                                                               assets plus 0.60%
                                                               of such assets
                                                               over $500 million
                                                               up to $1 billion
                                                               plus 0.525% of
                                                               such assets over
                                                               $1 billion
-------------------------------------------------------------- ----------------------------------------------------------


         A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:







Expense Limitation Provisions

--------------------------------------- ---------------------------------
                                        Total Expenses Limited to (% of
Portfolios                                     daily net assets)
--------------------------------------- ---------------------------------
Met/AIM Small Cap Growth                             1.05%
Janus Aggressive Growth                              0.90%
Lord Abbett Growth Opportunities                     0.90%
MFS Research International                           1.00%
Neuberger Berman Real Estate                         0.90%
Oppenheimer Capital Appreciation                     0.75%
T. Rowe Price Mid-Cap Growth                         0.90%
Third Avenue Small Cap Value                         0.95%
Van Kampen Comstock                                  0.80%

         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Small Cap Growth Portfolio of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 200 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $ 138 billion as of December 31, 2004.

Met/AIM Small Cap Growth Portfolio

         The Adviser uses a team approach to investment management. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are:


o Juliet S. Ellis (lead manager), Senior Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

o Juan R. Hartsfield, Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

o They are assisted by the Small Cap Core/Growth Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.


JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2004, Janus Capital Group, Inc. managed approximately $139 billion in assets.

o Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Growth and Income, Lord Abbett Growth Opportunities and Lord Abbett Mid-Cap Value Portfolios of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.


Lord Abbett Growth and Income Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann who are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.


Lord Abbett Growth Opportunities Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The investment management team is headed by Kevin P. Ferguson who is primarily responsible for the day-to-day management of the Portfolio. Mr. Ferguson, Partner and Mid Cap Growth Investment Manager, joined Lord Abbett in 1999.


Lord Abbett Mid-Cap Value Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward von der Linde, Partner and Investment Manager, heads the team. The other senior members are Eileen Banko, Howard E. Hansen, and David Builder. Mr. von der Linde joined Lord Abbett in 1988. Ms. Banko, Equity Analyst, joined Lord Abbett in 1990. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995. Mr. Builder, Equity Analyst, joined Lord Abbett in 1998. These investment managers are jointly and primarily responsible for the day-to-day management of the Portfolio.


MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2004.

o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

o Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

o Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.


NEUBERGER BERMAN MANAGEMENT, INC. ("Neuberger Berman"), 605 Third Avenue, 2nd Floor, New York, New York 10158, is the Adviser to the Neuberger Berman Real Estate Portfolio of the Trust. Neuberger Berman is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly owned company. The firm and its affiliates manage $82.9 billion in total assets as of December 31, 2004 and continue an asset management history that began in 1939.

o Steven R. Brown, a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. He joined Neuberger Berman in 2002 and from 1997 to 2002, he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Neuberger Berman Real Estate Portfolio and the Neuberger Berman Real Estate Fund, which is also advised by Neuberger Berman, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2004, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Neuberger Berman, performance information regarding the Neuberger Berman Real Estate Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Neuberger Berman Real Estate Fund and the Portfolio will vary.

         The table below compares the Neuberger Berman Real Estate Fund's average annual compounded total returns for the 1-year period and since inception of the Trust Class shares on 5/01/02 through 12/31/04 with the NAREIT Equity REIT Index, an unmanaged index which tracks the performance of all Equity REITs currently listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- --------------------------------------------------------------
                                                            Average Annual Total Return as of 12/31/04
-------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------
                                                          1 Year                     Since Inception

-------------------------------------------------- ---------------------- ---------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------

Neuberger Berman Real Estate Fund -                       31.68%                          25.47%
Trust Class shares
-------------------------------------------------- ---------------------- ---------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------
NAREIT Equity REIT Index                                  31.58%                          22.37%
-------------------------------------------------- ---------------------- ---------------------------------------


OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts.

o Jane Putnam, Vice President and Manager. Ms. Putnam has been associated with Oppenheimer as a portfolio manager since July 1995.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.

PIMCO Total Return Portfolio

o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.


PUTNAM INVESTMENT MANAGEMENT, LLC ("Putnam"), One Post Office Square, Boston, Massachusetts 02109, is the Adviser to the Met/Putnam Capital Opportunities Portfolio of the Trust. Putnam has been managing mutual funds since 1937 and is an indirect subsidiary of Marsh & McLennan Companies. As of December 31, 2004, Putnam had over $213 billion in assets under investment management.

o Putnam's U.S. Small- and Mid-Cap Core Team has primary responsibility for the day-to-day management of the Portfolio. The following team members coordinate the team's management of the Portfolio: Joseph P. Joseph, Portfolio Leader, has been with Putnam since 1994; Tinh Bui, Portfolio Member, has been with Putnam since 2001 - prior to 2001, with PPM America; Gerald I. Moore, Portfolio Member, has been with Putnam since 1997.



PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Met/Putnam Capital Opportunities Portfolio and the Putnam Capital Opportunities Fund, which is also advised by Putnam, have substantially similar investment objectives, policies and strategies. Putnam began managing the Portfolio on May 1, 2003. In order to provide you with information regarding the investment capabilities of Putnam, performance information regarding the Putnam Capital Opportunities Fund is presented. Management fees paid by the Putnam Capital Opportunities Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the Putnam Capital Opportunities Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the Putnam Capital Opportunities Fund, as a percentage of average net assets, applied to all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Putnam Research Fund and the Portfolio will vary.

         The table below compares the Putnam Capital Opportunities Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 6/1/98 through 12/31/04 with the Russell 2000 Index and the Russell 2500 Index. The Russell 2500 Index is an unmanaged index that measures the performance of the smallest 2500 companies in the Russell 3000 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



             ------------------------------------------------ -------------------------------------------------
                                                                 Average Annual Total Return as of 12/31/04
             ------------------------------------------------ -------------------------------------------------
             ------------------------------------------------ ------------- ------------- ---------------------
                                                                 1 Year        5 Year       Since Inception
             ------------------------------------------------ ------------- ------------- ---------------------
             ------------------------------------------------ ------------- ------------- ---------------------

            Putnam Capital Opportunities Fund -                 18.42%        7.20%             8.58%
             Class A shares (with sales charge)
             ------------------------------------------------ ------------- ------------- ---------------------
             ------------------------------------------------ ------------- ------------- ---------------------
             Putnam Capital Opportunities Fund -                 19.86%        8.47%             9.89%
             Class A shares (without sales charge)
             ------------------------------------------------ ------------- ------------- ---------------------
             ------------------------------------------------ ------------- ------------- ---------------------
             Russell 2000 Index                                  18.33%        6.61%             6.93%
             ------------------------------------------------ ------------- ------------- ---------------------
             ------------------------------------------------ ------------- ------------- ---------------------
             Russell 2500 Index                                  18.25%        8.35%             9.00%
             ------------------------------------------------ ------------- ------------- ---------------------



T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.




PRIOR EXPERIENCE WITH COMPARABLE FUND

         The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

         The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/04
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year             10 Year
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

T. Rowe Price Mid-Cap Growth Fund                                 18.39%              6.52%              15.73%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       15.48%             (3.36%)             11.23%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                           16.48%              9.54%              16.10%
------------------------------------------------------------ ------------------ ------------------- ------------------



THIRD AVENUE MANAGEMENT LLC ("Third Avenue"), 622 Third Avenue, New York, NY 10017, is the Adviser for the Third Avenue Small Cap Value Portfolio of the Trust. Third Avenue is an indirect, majority owned subsidiary of Affiliated Managers Group, Inc. Third Avenue or its predecessor entity has been an investment adviser for mutual funds since its organization in 1986 and as of December 31, 2004 had over $11.7 billion in assets under management.

o Curtis Jensen, Co-Portfolio Manager and Co-Chief Investment Officer of the Adviser. Mr. Jensen has been employed by the Adviser and its predecessor since 1995 as a portfolio manager and senior research analyst. He has been co-manager of the Third Avenue Small-Cap Value Fund since its inception and became sole manager of that Fund in May 2001.

o Ian Lapey, Co-Portfolio Manager. Mr. Lapey has been employed by the Adviser and its predecessor since 2001 as a portfolio manager and senior research analyst. Prior to joining the Adviser, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Third Avenue Small Cap Value Portfolio and the Third Avenue Small-Cap Value Fund, which is also advised by Third Avenue, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2002, it does not have a long operating history. In order to provide you with information regarding the investment capabilities of Third Avenue, performance information regarding the Third Avenue Small-Cap Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Third Avenue Small-Cap Value Fund and the Portfolio will vary.

         The table below compares the Third Avenue Small-Cap Value Fund's average annual compounded total returns for the 1- and 5-year periods and since inception on 4/1/97 through 12/31/04 with the Russell 2000 Value Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------ ---------------------------------------------------------------------------------
                                                        Average Annual Total Return as of 12/31/04
------------------------------------ ---------------------------------------------------------------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
                                             1 Year                    5 Year                  Since Inception
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------

Third Avenue Small-Cap Value Fund            21.27%                    15.21%                       12.95%
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
Russell 2000 Value Index                     22.25%                    17.23%                       13.65%
------------------------------------ ------------------------ -------------------------- -----------------------------



MORGAN STANLEY INVESTMENT MANAGEMENT INC., doing business in certain instances (including in its role as Adviser to the Portfolio) under the name Van Kampen ("Van Kampen"), 1221 Avenue of the Americas, New York, New York 10020, is the Adviser to the Van Kampen Comstock Portfolio of the Trust. Van Kampen is a direct wholly-owned subsidiary of Morgan Stanley. As of December 31, 2004, Van Kampen, together with its affiliated asset management companies managed approximately $431.4 billion in assets.

o The Portfolio is managed by Van Kampen's Multi-Cap Value team. The team is made up of established investment professionals. Current members of the team include B. Robert Baker, Jr., Jason S. Leder and Kevin C. Holt. Mr. Baker is a Managing Director with Van Kampen and has been employed by Van Kampen since 1991. Mr. Leder and Mr. Holt are Executive Directors with Van Kampen and have been employed by Van Kampen since 1995 and 1999, respectively.


PRIOR PERFORMANCE OF COMPARABLE ACCOUNTS

         Since the Portfolio commenced operations in April 2005, it doesn't have any operating history. In order to provide you with information regarding the investment capabilities of Van Kampen, performance information regarding the Van Kampen Comstock Composite is presented. This chart does not show you the performance of the Van Kampen Comstock Portfolio - it shows the performance of similar accounts also managed by Van Kampen. This chart shows the historical performance of the Van Kampen Comstock Composite. The accounts in the Composite have investment objectives, policies and strategies that are substantially similar to those of the Van Kampen Comstock Portfolio. As of 12/31/04, the Composite consisted of 22 mutual funds.

         The performance shows the historical track record of the Adviser and is not intended to imply how the Van Kampen Comstock Portfolio will perform. Total returns represent past performance of the Composite and not the Van Kampen Comstock Portfolio.

                                      Annul total returns/Average annual total returns
                                     for the periods ending December 31, 2004


                                    Van Kampen                                              S&P
             Year/Period      Comstock Composite (%)1           S&P 500                 Barra Value
                                                               Index (%)2               Index (%)2

          2004                         17.36                     10.88                     15.63
          2003                         30.67                     28.68                     31.84
          2002                        -19.80                     -22.09                   -20.80
          2001                         -1.98                     -11.88                   -11.69
          2000                         31.73                     -9.12                     6.09
          1999                         2.26                      21.04                     12.72
          1998                         20.05                     28.57                     14.68
          1997                         29.84                     33.36                     29.99
          19963                        7.56                       5.42                     5.90
          ------------------------------------------------------------

          1 year                       17.36                     10.88                     15.63
          5 years                      9.69                      -2.30                     2.49
          Since Inception3             13.05                      8.51                     8.94

1 This column shows performance after average advisory fees and operating expenses charged to the accounts in the composite have been deducted, including custody fees and other expenses normally paid by mutual funds. The Van Kampen Comstock Portfolio's fees and expenses are generally expected to be higher than those reflected in this composite, which would reduce performance. The composite does not reflect the deduction of mutual fund sales loads, if applicable.
2 The Standard & Poor's 500 Composite Stock Price Index, an index of the stocks of approximately 500 large- and medium-sized companies traded in U.S. stock markets. Results include reinvested dividends. The S&P/Barra Value Index consists of those S&P 500 companies with lower price to book ratios.
3 The inception date of the composite was 11/1/96. Total returns and expenses are not annualized for the first year of operations.

         Distribution Plan

         Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

                  YOUR INVESTMENT

     Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.





         Disclosure of Portfolio Holdings

         Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com);
(i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.


         Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

                  Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.



         Limitations on the Trust's Ability to Detect and Deter Market Timing

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

         Risks Associated With Market Timing Generally

         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

                  FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares and Class B shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.




Met/AIM Small Cap Growth Portfolio

Class A

                        For the Years Ended December 31,

                                                                                       For the period from January
                                                                                         2, 2002 (commencement of
                                                                                         operations)  to
                                                                                           December  31,
                                               2004(a)                2003(a)                   2002(a)
                                               -------                -------                 ----------

NET ASSET VALUE, BEGINNING OF PERIOD..
                                               $12.03                  $8.65                      $11.85
                                               ------                  -----                      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss...................         (0.09)                 (0.08)                      (0.06)
Net realized and unrealized gains
(losses)..............................          0.90                   3.46                       (3.14)
                                                ----                   ----                       ------
TOTAL FROM INVESTMENT OPERATIONS......

                                                0.81                   3.38                       (3.20)
                                                ----                   ----                       ------
NET ASSET VALUE, END OF PERIOD .......
                                               $12.84                 $12.03                      $8.65
                                               ------                 ------                      -----
TOTAL RETURN..........................          6.73%                 39.08%                    (27.00)%+
                                                -----                 ------                    ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................          $92.5                  $6.2                        $6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................          1.03%                  1.04%                     1.05%++
Net investment loss...................         (0.74)                 (0.78%)                   (0.64)%++
PORTFOLIO TURNOVER RATE...............
                                                94.9%                  29.8%                      19.5%+
------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:



                                                1.02%                       1.16%               2.10%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                                N/A                         N/A                1.03%++

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Met/AIM Small Cap Growth Portfolio

Class B

                        For the Years Ended December 31,
                                                                                         For the period from
                                                                                           October 9, 2001
                                                                                          (commencement of

                                                                                        operations)
                                                                                        to
                                                                                        December
                                                                                        31,
                                                                                        2001(a)
                                          2004(a)        2003(a)         2002(a)
                                          -------        -------         -------
NET ASSET VALUE, BEGINNING OF PERIOD.
                                          $11.97          $8.62          $11.89                $10.00
                                          ------          -----          ------                ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................     (0.12)         (0.11)          (0.08)                (0.02)
Net realized and unrealized gains
(losses).............................      0.89           3.46           (3.19)                 1.91
                                           ----           ----           ------                 ----
TOTAL FROM INVESTMENT OPERATIONS.....

                                           0.77           3.35           (3.27)                 1.89
                                           ----           ----           ------                 ----
NET ASSET VALUE, END OF PERIOD......
                                          $12.74         $11.97           $8.62                $11.89
                                          ------         ------           -----                ------
TOTAL RETURN.........................      6.43%         38.86%         (27.50)%               18.90%+
                                           -----         ------         --------               -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)............................     $309.7         $206.3           $47.1                 $7.6
RATIOS TO AVERAGE NET ASSETS(1):
Expenses.............................      1.29%          1.30%           1.30%                1.30%++
Net investment loss..................     (1.03)%        (1.04)%         (0.87)%              (0.92)%++
PORTFOLIO TURNOVER RATE..............
                                           94.9%          29.8%           19.5%                 5.1%+
-----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:


                                           1.23%          1.36%           2.32%                5.22%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                            N/A            N/A            1.28%                  N/A

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Janus Aggressive Growth Portfolio

Class A

                        For the Years Ended December 31,

                                                                                        For the period from
                                                                                          January 2, 2002
                                                                                         (commencement of

operations) to
                                             2004(a)               2003(a)             December 31, 2002(a)
                                             -------               -------             --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..
                                              $7.03                 $5.37                      $7.44
                                              -----                 -----                      -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........         0.01                 (0.01)                     0.01
Net realized and unrealized gains
(losses)..............................         0.61                  1.67                     (2.08)
                                               ----                  ----                     ------
TOTAL FROM INVESTMENT OPERATIONS......

                                               0.62                  1.66                     (2.07)
                                               ----                  ----                     ------
DISTRIBUTIONS:

Dividends from net investment income..
                                               ---                   ---                     (0.00)+++
Distributions from net realized
capital gains.........................         ---                   ---                        ---
                                               ---                   ---                        ---


TOTAL DISTRIBUTIONS...................         ---                   ---                     (0.00)+++
                                               ---                   ---                     ------
NET ASSET VALUE, END OF PERIOD........
                                              $7.65                 $7.03                      $5.37
                                              -----                 -----                      -----
TOTAL RETURN..........................        8.82%                 30.91%                   (27.78)%+
                                              -----                 ------                   --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................        $250.8                $19.9                      $2.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................        0.90%                 0.89%                     0.85%++
Net investment income (loss)..........        0.15%                (0.09)%                    0.11%++
PORTFOLIO TURNOVER RATE...............
                                              104.7%                91.5%                     92.7%+
--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                              0.85%                 0.90%                     1.43%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                               N/A                  0.89%                     0.77%++


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.





Janus Aggressive Growth Portfolio

Class B

                        For the Years Ended December 31,
                                                                                         For the period from
                                                                                          February 12, 2001
                                                                                           (commencement of

operations) to
                                             2004(a)        2003(a)       2002(a)        December 31, 2001(a)
                                             -------        -------       -------        --------------------
NET ASSET VALUE, BEGINNING OF PERIOD....
                                              $6.99          $5.34         $7.40                $10.00
                                              -----          -----         -----                ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)............     (0.01)         (0.02)         (0.01)              0.00+++
Net realized and unrealized gains
(losses)................................      0.60           1.67          (2.05)               (2.60)
                                              ----           ----          ------               ------
TOTAL FROM INVESTMENT OPERATIONS........
                                              0.59           1.65          (2.06)               (2.60)
                                              ----           ----          ------               ------
DISTRIBUTIONS:

Dividends from net investment income....
                                               ---            ---        (0.00)+++               ---
Distributions from net realized capital
gains...................................       ---            ---           ---                  ---
                                               ---            ---           ---                  ---

TOTAL DISTRIBUTIONS.....................       ---            ---        (0.00)+++               ---
                                               ---            ---        ------                  ---
NET ASSET VALUE, END OF PERIOD..........
                                              $7.58          $6.99         $5.34                $7.40
                                              -----          -----         -----                -----
TOTAL RETURN............................      8.44%         30.90%        (27.83)%            (26.00)%+
                                              -----         ------        --------            --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).
                                             $339.5         $252.6         $46.8                $15.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses................................      1.15%          1.14%         1.10%               1.10%++
Net investment loss.....................     (0.11)%        (0.37)%       (0.18)%             (0.11)%++
PORTFOLIO TURNOVER RATE.................
                                             104.7%          91.5%         92.7%                98.4%+
-------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                              1.08%          1.18%         1.69%               4.03%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:
                                               N/A           1.13%         1.00%                 N/A


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Bond Debenture Portfolio*
Class A


                        For the Years Ended December 31,

                                         2004(a)        2003(a)       2002(a)         2001(a)          2000
                                         -------        -------       -------         -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                         $12.04         $10.24         $11.22         $11.75          $12.48
                                         ------         ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............      0.70           0.73           0.77           0.90            1.00
Net realized and unrealized gains
(losses)............................      0.31           1.27          (0.79)         (0.48)          (0.90)
                                          ----           ----          ------         ------          ------
TOTAL FROM INVESTMENT OPERATIONS....

                                          1.01           2.00          (0.02)          0.42            0.10
                                          ----           ----          ------          ----            ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                         (0.42)         (0.20)         (0.96)         (0.95)          (0.83)
Distributions from net realized
capital gains..............................---............---.          ---            ----            ----
                                           ---            ---           ---            ----            ----
TOTAL DISTRIBUTIONS......................(0.42).........(0.20)         (0.96)         (0.95)          (0.83)
                                         ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD......
                                         $12.63         $12.04         $10.24         $11.22          $11.75
                                         ------         ------         ------         ------          ------
TOTAL RETURN........................      8.43%         19.52%        (0.39)%          3.76%          0.87%
                                          -----         ------        -------          -----          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................     $520.3         $234.6         $202.1         $154.2          $155.2
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................      0.63%          0.70%         0.70%           0.72%          0.85%
Net investment income...............      5.65%          6.52%         7.43%           7.76%          7.78%
PORTFOLIO TURNOVER RATE.............
                                          39.8%          36.9%         45.8%           66.2%          64.9%
------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement By
Manager:



                                           N/A          0.67%+         0.77%           0.75%          0.86%

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Bond Debenture Portfolio
Class B

                        For the Years Ended December 31,
                                                                                      For the period from March
                                                                                      22, 2001 (commencement of

                                                                                         operations)
                                                                                         to
                                                                                         December
                                                                                         31,
                                                                                         2001(a)
                                       2004(a)         2003(a)          2002(a)
                                       -------         -------          -------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.97           $10.21           $11.20                 $12.03
                                       ------           ------           ------                 ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.69             0.69             0.72                   0.64

Net realized and unrealized
gains (losses)...................       0.29             1.46            (0.76)                 (0.52)
                                        ----             ----            ------                 ------

TOTAL FROM INVESTMENT OPERATIONS.

                                        0.98             2.15            (0.04)                  0.12
                                        ----             ----            ------                  ----

DISTRIBUTIONS:

Dividends from net investment
income.................................(0.41)...........(0.20)           (0.95)                 (0.95)

Distributions from net realized
capital gains............................---............(0.19)            ---                    ----
                                         ---            ------            ---                    ----

TOTAL DISTRIBUTIONS...........................................
                                       (0.41)           (0.39)           (0.95)                 (0.95)
                                       ------           ------           ------                 ------

NET ASSET VALUE, END OF PERIOD...
                                       $12.54           $11.97           $10.21                 $11.20
                                       ------           ------           ------                 ------

TOTAL RETURN.....................       8.17%           19.15%          (0.57)%                 1.17%+
                                        -----           ------          -------                 -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)........................      $776.0           $758.2           $197.4                 $31.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.........................       0.88%           0.96%            0.95%                 0.95%++

Net investment income............       5.61%           6.11%            7.12%                 7.38%++

PORTFOLIO TURNOVER RATE..........
                                        39.8%           36.9%            45.8%                  66.2%+

------------------

(1) Ratio of Operating Expenses to Average Net
Assets Before Reimbursement by
the Manager:


                                         N/A           0.91%+++          1.05%                 0.98%++

+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





Lord Abbett Growth and Income Portfolio*
Class A

                        For the Years Ended December 31,






                                              2004(a)       2003(a)      2002(a)        2001(a)          2000
                                              -------       -------      -------        -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD.....
                                              $24.41        $18.86        $25.05        $26.82          $24.07
                                              ------        ------        ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income....................      0.33          0.23          0.21          0.25           0.00+
Net realized and unrealized gains
(losses).................................      2.82          5.56         (4.67)        (1.80)           3.26
                                               ----          ----         ------        ------           ----
TOTAL FROM INVESTMENT OPERATIONS.........
                                               3.15          5.79         (4.46)        (1.55)           3.26
                                               ----          ----         ------        ------           ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                              (0.12)        (0.24)        (0.21)        (0.22)          (0.28)
Distributions from net realized capital
gains...........................................---...........---         (1.52)         ----           (0.33)
                                                ---           ---         ------         ----           ------
TOTAL DISTRIBUTIONS...........................(0.12)........(0.24)        (1.73)        (0.22)          (0.51)
                                              ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD...........
                                              $27.44        $24.41        $18.86        $25.05          $26.82
                                              ------        ------        ------        ------          ------
TOTAL RETURN.............................     12.92%        31.06%       (17.95)%       (5.77)%         14.68%
                                              ------        ------       --------       -------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..
                                             $1,867.5      $1,167.7       $890.2       $1,205.5         $944.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.................................      0.57%         0.62%        0.65%          0.64%          0.70%
Net investment income....................      1.30%         1.13%        0.94%          1.04%          1.32%

PORTFOLIO TURNOVER RATE..................
                                               29.7%         37.0%        55.4%          69.7%          51.7%
---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                              0.56%         0.62%         0.67%          0.64%           N/A

Ratio of Expenses to Average Net Assets
After Broker Rebates:
                                               N/A          0.61%         0.63%           N/A            N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Rounds  to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Growth and Income Portfolio
Class B

                        For the Years Ended December 31,
                                                                                    For the period from March
                                                                                    22, 2001 (commencement of
                                                                                     operations) to December
                                                                                           31, 2001(a)
                                       2004(a)         2003(a)         2002(a)
                                       -------         -------         -------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $24.29           $18.78          $25.01                $23.59
                                       ------           ------          ------                ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.27             0.18            0.17                  0.13

Net realized and unrealized
gains (losses) ..................       2.80             5.54           (4.67)                 1.51
                                        ----             ----           ------                 ----

TOTAL FROM INVESTMENT OPERATIONS.

                                        3.07             5.72           (4.50)                 1.64
                                        ----             ----           ------                 ----

DISTRIBUTIONS:

Dividends from net investment
income.................................(0.09)...........(0.21)          (0.21)                (0.22)

Distributions from net realized
capital gains............................---.............---..          (1.52)                 ----
                                         ---             ---            ------                 ----

TOTAL DISTRIBUTIONS...........................................
                                       (0.09)           (0.21)          (1.73)                (0.22)
                                       ------           ------          ------                ------


NET ASSET VALUE, END OF PERIOD...
                                       $27.27           $24.29          $18.78                $25.01
                                       ------           ------          ------                ------

TOTAL RETURN.....................      12.65%           30.73%         (18.12)%               6.96%+
                                       ------           ------         --------               -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)........................     $1,282.3         $1,081.0         $337.3                $98.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.........................       0.82%           0.86%           0.90%                0.89%++

Net investment income............       1.08%           0.87%           0.78%                0.72%++

PORTFOLIO TURNOVER RATE..........
                                        29.7%           37.0%           55.4%                 69.7%+

-----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:

                                        0.80%           0.86%           0.93%                 0.89%++

Ratio of Expenses to Average Net
Assets After Broker Rebate:
                                         N/A            0.86%           0.88%                   N/A


+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.







Lord Abbett Growth Opportunities Portfolio
Class A

                        For the Years Ended December 31,
                                                                                          For the period from
                                                                                              May 1, 2001
                                                                                           (commencement of

                                                                                         operations)
                                                                                         to
                                                                                         December
                                                                                         31,
                                                                                         2001(a)

                                    2004(a)          2003(a)             2002(a)
                                    -------          -------             -------

NET ASSET VALUE, BEGINNING OF
PERIOD........................
                                     $9.24            $6.78               $8.95                  $9.58
                                     -----            -----               -----                  -----

INCOME FROM INVESTMENT
OPERATIONS:

Net investment loss...........      (0.04)            (0.05)              (0.04)                (0.03)

Net realized and unrealized
gains (losses)................
                                     1.23              2.51               (2.13)                (0.60)
                                     ----              ----               ------                ------

TOTAL FROM INVESTMENT
OPERATIONS....................
                                     1.19              2.46               (2.17)                (0.63)
                                     ----              ----               ------                ------

DISTRIBUTIONS:

Dividends from net investment
income................................---..............---....             ---                   ----

Distributions from net
realized capital gains................---..............---....             ---                   ----
                                      ---              ---                 ---                   ----

TOTAL DISTRIBUTIONS...........................................
                                      ---              ---                 ---                   ----

NET ASSET VALUE, END OF PERIOD
                                    $10.43            $9.24               $6.78                  $8.95
                                    ------            -----               -----                  -----

TOTAL RETURN..................      12.76%            36.43%             (24.25)%              (6.58)%+
                                    ------            ------             --------              -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions).....................       $26.5            $27.6                $3.8                  $0.9

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses......................       0.90%            0.90%               0.85%                 0.85%++

Net investment loss...........      (0.43)%           0.57%              (0.52)%               (0.54)%++

PORTFOLIO TURNOVER RATE.......
                                     99.5%            119.0%              89.6%                 89.1%+

------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:



                                  0.95%                  1.04%                  1.69%                 5.19%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.






Lord Abbett Growth Opportunities Portfolio
Class B

                        For the Years Ended December 31,
                                                                                               For the period from
                                                                                                February 12, 2001
                                                                                                (commencement of

                                                                                              operations)
                                                                                              to
                                                                                              December
                                                                                              31,
                                                                                              2001(a)

                                          2004(a)          2003(a)            2002(a)
                                          -------          -------            -------

NET ASSET VALUE, BEGINNING OF PERIOD.
                                           $9.16            $6.75              $8.93                 $10.00
                                           -----            -----              -----                 ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................      (0.06)          (0.07)             (0.06)                 (0.06)

Net realized and unrealized losses...
                                            1.20            2.48              (2.12)                 (1.01)
                                            ----            ----              ------                 ------

TOTAL FROM INVESTMENT OPERATIONS.....

                                            1.14            2.41              (2.18)                 (1.07)
                                            ----            ----              ------                 ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                            ---              ---                ---                   ----

Distributions from net realized             ---              ---                ---                   ----
                                            ---              ---                ---                   ----
capital gains.................................................

TOTAL DISTRIBUTIONS.........................---..............---                ---                   ----
                                            ---              ---                ---                   ----

NET ASSET VALUE, END OF PERIOD.......
                                           $10.30           $9.16              $6.75                  $8.93
                                           ------           -----              -----                  -----

TOTAL RETURN.........................      12.45%          35.70%            (24.41)%               (10.70)%+
                                           ------          ------            --------               --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................      $36.0            $27.6              $13.7                  $8.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.............................      1.15%            1.14%              1.10%                 1.10%++

Net investment loss..................     (0.66)%          (0.83)%            (0.77)%               (0.78)%++

PORTFOLIO TURNOVER RATE..............      99.5%           119.0%              89.6%                 89.1%+

------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:


                                           1.20%            1.39%              1.98%                 5.44%++

+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.







Lord Abbett Mid-Cap Value Portfolio*
Class A


                        For the Years Ended December 31,

                                           2004(a)       2003(a)        2002(a)        2001(a)           2000
                                           -------       -------        -------        -------           ----
NET ASSET VALUE, BEGINNING OF PERIOD...
                                            $17.80        $14.41        $16.64         $16.92           $11.17
                                            ------        ------        ------         ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.17          0.15          0.16           0.14             0.08
Net realized and unrealized gains......
                                             4.25          3.62         (1.71)          1.14             5.79
                                             ----          ----         ------          ----             ----
TOTAL FROM INVESTMENT OPERATIONS.......

                                             4.42          3.77         (1.55)          1.28             5.87
                                             ----          ----         ------          ----             ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                            (0.10)        (0.11)        (0.07)         (0.08)           (0.04)
Distributions from net realized
capital gains...............................(0.48)........(0.27)        (0.61)         (1.48)           (0.08)
                                            ------        ------        ------         ------           ------
TOTAL DISTRIBUTIONS.........................(0.58)........(0.38)        (0.68)         (1.56)           (0.12)
                                            ------        ------        ------         ------           ------
NET ASSET VALUE, END OF PERIOD.........
                                            $21.64        $17.80        $14.41         $16.64           $16.92
                                            ------        ------        ------         ------           ------
TOTAL RETURN...........................     24.82%        26.15%        (9.31)%         8.10%           52.87%
                                            ------        ------        -------         -----           ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)

                                            $125.1        $90.8          $74.0          $75.1            $60.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...............................     0.78%         0.83%          0.89%          0.92%            1.26%
Net investment income..................     0.86%         0.98%          1.04%          0.86%            0.79%
PORTFOLIO TURNOVER RATE................
                                            19.7%         18.8%          29.0%          40.0%            66.4%
----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                             N/A         0.82%**         0.90%          0.94%             N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Mid-Cap Value Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Mid-Cap Value Portfolio.

** Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A      Not applicable

(a) Net investment income per share calculated using average shares outstanding.






Lord Abbett Mid-Cap Value Portfolio
Class B

                        For the Years Ended December 31,
                                                                                           For the period from
                                                                                              April 3, 2001
                                                                                            (commencement of

                                                                                          operations)
                                                                                          to
                                                                                          December
                                                                                          31,
                                                                                          2001(a)

                                   2004(a)           2003(a)              2002(a)
                                   -------           -------              -------

NET ASSET VALUE, BEGINNING
OF PERIOD....................
                                    $17.70            $14.35              $16.62                 $16.41
                                    ------            ------              ------                 ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income........
                                     0.12              0.11                0.13                   0.08

Net realized and unrealized
gains........................        4.22              3.60               (1.72)                  1.69
                                     ----              ----               ------                  ----

TOTAL FROM INVESTMENT
OPERATIONS...................
                                     4.34              3.71               (1.59)                  1.77
                                     ----              ----               ------                  ----

DISTRIBUTIONS:

Dividends from net
investment income...................(0.08)............(0.09)..            (0.07)                 (0.08)

Distributions from net
realized capital gains..............(0.48)............(0.27)..            (0.61)                 (1.48)
                                    ------            ------              ------                 ------

TOTAL DISTRIBUTIONS...........................................
                                    (0.56)            (0.36)              (0.68)                 (1.56)
                                    ------            ------              ------                 ------

NET ASSET VALUE, END OF
PERIOD.......................       $21.48            $17.70              $14.35                 $16.62
                                    ------            ------              ------                 ------

TOTAL RETURN.................       24.50%            25.87%              (9.58)%                11.33%+
                                    ------            ------              -------                ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
(In millions)................       $179.1            $100.0               $51.6                  $16.9

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.....................       1.03%             1.08%                1.14%                 1.15%++

Net investment income........
                                    0.60%             0.73%                0.83%                 0.68%++

PORTFOLIO TURNOVER RATE......
                                    19.7%             18.8%                29.0%                 40.0%+

--------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:

                                   N/A                 1.06%+++             1.16%              1.17%++
+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A......Not applicable.

(a)......Net investment income per share calculated using average shares outstanding.





MFS Research International Portfolio
Class A

                        For the Years Ended December 31,
                                                                                    For the period from May 1,
                                                                                       2001 (commencement of

                                                                                       operations)
                                                                                       to
                                                                                       December
                                                                                       31,
                                                                                       2001(a)
                                  2004(a)          2003(a)            2002(a)
                                  -------          -------            -------

NET ASSET VALUE, BEGINNING
OF PERIOD....................

                                   $9.81            $7.49              $8.48                   $9.55
                                   -----            -----              -----                   -----

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income (loss).
                                   0.08             0.06               0.06                   (0.01)

Net realized and unrealized
gains (losses)...............
                                   1.85             2.34              (1.04)                  (1.04)
                                   ----             ----              ------                  ------

TOTAL FROM INVESTMENT
OPERATIONS...................
                                   1.93             2.40              (0.98)                  (1.05)
                                   ----             ----              ------                  ------

DISTRIBUTIONS:

Dividends from net
investment income...................---............(0.08).....        (0.01)                  (0.02)

Distributions from net
realized capital gains............(0.02).............---......          ---                     ---
                                  ------             ---                ---                     ---

TOTAL DISTRIBUTIONS...........................................
                                  (0.02)           (0.08)             (0.01)                  (0.02)
                                  ------           ------             ------                  ------

NET ASSET VALUE, END OF
PERIOD.......................
                                  $11.72            $9.81              $7.49                   $8.48
                                  ------            -----              -----                   -----

TOTAL RETURN.................     19.72%           32.20%            (11.52)%                (11.04)%+
                                  ------           ------            --------                --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
(In millions)................     $304.0            $67.3              $9.4                    $3.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.....................      1.06%            1.09%              1.00%                  1.00%++

Net investment income (loss).
                                   0.75%            0.68%              0.73%                 (0.01)%++

PORTFOLIO TURNOVER RATE......
                                   98.5%            99.0%             114.1%                  133.6%+

------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:

                                   0.94%            1.11%                  1.86%               5.08%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                            N/A             1.09%                  1.00%                 N/A

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.






MFS Research International Portfolio
Class B

                        For the Years Ended December 31,
                                                                                        For the period from
                                                                                         February 12, 2001
                                                                                         (commencement of

operations) to
                                    2004(a)          2003(a)          2002(a)          December 31, 2001(a)
                                    -------          -------          -------          --------------------

NET ASSET VALUE, BEGINNING OF
PERIOD.........................
                                     $9.79            $7.47            $8.48                  $10.00
                                     -----            -----            -----                  ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income..........       0.05            0.05              0.03                   0.01

Net realized and unrealized
gains (losses).................
                                      1.86            2.33             (1.03)                 (1.52)
                                      ----            ----             ------                 ------

TOTAL FROM INVESTMENT
OPERATIONS.....................
                                      1.91            2.38             (1.00)                 (1.51)
                                      ----            ----             ------                 ------

DISTRIBUTIONS:

Dividends from net investment
income................................---............(0.06)...         (0.01)                 (0.01)

Distributions from net
realized capital gains...............(0.02)............---....          ---                     ---
                                     ------            ---              ---                     ---

TOTAL DISTRIBUTIONS...........................................
                                     (0.02)          (0.06)            (0.01)                 (0.01)
                                     ------          ------            ------                 ------

NET ASSET VALUE, END OF PERIOD.
                                     $11.68           $9.79            $7.47                   $8.48
                                     ------           -----            -----                   -----

TOTAL RETURN...................      19.56%          32.04%           (11.80)%               (15.14)%+
                                     ------          ------           --------               --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)......................      $396.0          $186.0            $67.1                   $14.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.......................      1.32%            1.33%            1.25%                  1.25%++

Net investment income..........      0.47%            0.56%            0.34%                  0.13%++

PORTFOLIO TURNOVER RATE........
                                     98.5%            99.0%            114.1%                 133.6%+

(1) Ratio of Operating Expenses to Average N
et Assets Before Reimbursement by
the Manager:
                                     1.18%            1.39%            2.07%                5.33%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                              N/A             1.33%            1.25%                  N/A

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.





Neuberger Berman Real Estate Portfolio
Class A

                                                For the period from April
                                                30, 2004 (commencement of
                                               operations) to December 31,
                                                         2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income........................              0.55

Net realized and unrealized gains............              2.42
                                                           ----

TOTAL FROM INVESTMENT OPERATIONS.............
                                                           2.97

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                          (0.22)

Distributions from net realized capital gains.................
                                                          (0.28)

TOTAL DISTRIBUTIONS.......................................(0.50)
                                                          ------

NET ASSET VALUE, END OF PERIOD...............
                                                          $12.47

TOTAL RETURN.................................             29.73%
                                                          ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)......
                                                          $77.1

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.....................................             0.84%+

Net investment income........................             6.76%+

PORTFOLIO TURNOVER RATE......................            52.3%++

---------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                                  0.84%+

+........Annualized

++.......Non-annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Neuberger Berman Real Estate Portfolio
Class B

                                                  For the period from April
                                                  30, 2004 (commencement of
                                                       operations) to December
                                                     31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.26

Net realized and unrealized gains..............              2.69
                                                             ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             2.95

DISTRIBUTIONS:

Dividends from net investment income...........
                                                            (0.20)

Distributions from net realized capital
gains........................................               (0.28)

TOTAL DISTRIBUTIONS.........................................(0.48)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $12.47

TOTAL RETURN...................................             29.55%
                                                            ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........             $167.2

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.98%++

Net investment income..........................            3.45%++

PORTFOLIO TURNOVER RATE........................             52.3%+


----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                                           0.98%++


+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.











Oppenheimer Capital Appreciation Portfolio

Class A

                                              For the Years Ended December 31,

                                                                                         For the period from
                                                                                           January 2, 2002
                                                                                          (commencement of

operations) to
                                                  2004(a)             2003(a)           December 31, 2002(a)
                                                  -------             -------           -----------------
             NET ASSET VALUE, BEGINNING OF
             PERIOD........................
                                                   $8.33               $6.47                    $8.57
                                                   -----               -----                    -----
             INCOME FROM INVESTMENT
             OPERATIONS:

             Net investment income.........         0.07                0.01                    0.01
             Net realized and unrealized
             gains (losses)................
                                                    0.47                1.85                   (2.11)
                                                    ----                ----                   ------
             TOTAL FROM INVESTMENT
             OPERATIONS....................
                                                    0.54                1.86                   (2.10)
                                                    ----                ----                   ------
             DISTRIBUTIONS:
             Dividends from net investment
             income................................(0.06)...............---                   (0.00)+++
             Distributions from net
             realized capital gains................(0.45)...............---                      ---
                                                   ------               ---                      ---
             TOTAL DISTRIBUTIONS...........................................
                                                   (0.51)               ---                   (0.00)+++
                                                   ------               ---                   ------
             NET ASSET VALUE, END OF PERIOD
                                                   $8.36               $8.33                    $6.47
                                                   -----               -----                    -----
             TOTAL RETURN..................        6.70%               28.75%                 (24.47)%+
                                                   -----               ------                 --------
             RATIOS/SUPPLEMENTAL DATA:
             Net assets, end of period (In
             millions).....................        $298.0               $0.2                    $0.7
             RATIOS TO AVERAGE NET ASSETS
             (1):
             Expenses......................        0.68%               0.72%                   0.75%++
             Net investment income ........        0.90%               0.07%                   0.17%++
             PORTFOLIO TURNOVER RATE.......
                                                   65.3%               36.6%                   20.6%+
             --------------------

             (1) Ratio of Operating Expenses to
             Average Net Assets Before
             Reimbursement by the Manager:
                                                   0.69%               0.75%                   0.99%++
             Ratio of Expenses to Average
             Net Assets After Broker
             Rebates:                               N/A                0.72%                     N/A

+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

N/A......Not Applicable
(a)......Net investments income per share was calculated using average shares outstanding.







Oppenheimer Capital Appreciation Portfolio

Class B

                                               For the Years Ended December 31,
                                                                                                 For the period from February
                                                                                                   12, 2001 (commencement of

                                                                                                     operations)
                                                                                                     to
                                                                                                     December
                                                                                                     31,
                                                                                                     2001(a)
                                               2004(a)          2003(a)           2002(a)
                                               -------          -------           -------
NET ASSET VALUE, BEGINNING OF PERIOD......
                                                $8.29            $6.45             $8.57                    $10.00
                                                -----            -----             -----                    ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................       0.06             ---             0.00+++                   0.00+++
Net realized and unrealized gains (losses)
                                                 0.46            1.84              (2.12)                   (1.43)
                                                 ----            ----              ------                   ------
TOTAL FROM INVESTMENT OPERATIONS..........
                                                 0.52            1.84              (2.12)                   (1.43)
                                                 ----            ----              ------                   ------
DISTRIBUTIONS:
Dividends from net investment income..........................
                                                (0.05)            ---            (0.00)+++                 (0.00)+++
Distributions from net realized capital
gains...........................................(0.45)........    ---               ---                       ---
                                                ------            ---               ---                       ---
TOTAL DISTRIBUTIONS.............................(0.50)........    ---            (0.00)+++                 (0.00)+++
                                                ------            ---            ------                    ------
NET ASSET VALUE, END OF PERIOD............
                                                $8.31            $8.29             $6.45                     $8.57
                                                -----            -----             -----                     -----
TOTAL RETURN..............................      6.40%           28.53%            (24.73)%                 (14.27)%+
                                                -----           ------            --------                 --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...
                                                $634.6          $551.0             $122.4                    $26.9
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................      0.95%            0.99%             1.00%                    1.00%++
Net investment income (loss)..............      0.67%           (0.03)%           (0.02)%                   0.04%++
PORTFOLIO TURNOVER RATE...................
                                                65.3%            36.6%             20.6%                    29.7%+
---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                               0.91%            0.98%*             1.22%                    3.21%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                                N/A              0.99%              N/A                       N/A

+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

*........Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
..........
N/A......Not Applicable

(a)......Net investments income per share was calculated using average shares outstanding.









PIMCO Total Return Portfolio

Class A

                        For the Years Ended December 31,

                                                                                     For the period from May 1,
                                                                                        2001 (commencement of

                                                                                        operations)
                                                                                        to
                                                                                        December
                                                                                        31,
                                                                                        2001(a)
                                      2004(a)          2003(a)          2002(a)
                                      -------          -------          -------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.61          $11.34           $10.35                 $10.03
                                       ------          ------           ------                 ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.20            0.28             0.33                   0.27
Net realized and unrealized gains
                                        0.40            0.23             0.66                   0.40
                                        ----            ----             ----                   ----
TOTAL FROM INVESTMENT OPERATIONS.

                                        0.60            0.51             0.99                   0.67
                                        ----            ----             ----                   ----
DISTRIBUTIONS:
Dividends from net investment
income........................         (0.81)          (0.13)             ---                  (0.20)
Distributions from net realized         ---            (0.11)             ---                  (0.15)
                                        ---            ------             ---                  ------
capital gains..................
TOTAL DISTRIBUTIONS.............
                                       (0.81)          (0.24)             ---                  (0.35)
                                       ------          ------             ---                  ------
NET ASSET VALUE, END OF PERIOD...
                                       $11.40          $11.61           $11.34                 $10.35
                                       ------          ------           ------                 ------
TOTAL RETURN.....................      5.25%            4.53%            9.57%                 6.68%+
                                       -----            -----            -----                 -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................      $578.0          $194.5           $155.0                  $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................      0.57%            0.59%            0.65%                 0.65%++
Net investment income............      1.69%            2.43%            3.06%                 3.76%++
PORTFOLIO TURNOVER RATE..........
                                       416.0%          547.1%           474.4%                 346.0%+
--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:


                                        N/A            0.57%*           0.64%*                 1.15%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Total Return Portfolio

Class B

                        For the Years Ended December 31,
                                                                                       For the period from February
                                                                                         12, 2001 (commencement of

                                                                                           operations)
                                                                                           to
                                                                                           December
                                                                                           31,
                                                                                           2001(a)
                                     2004(a)           2003(a)           2002(a)
                                     -------           -------           -------
NET ASSET VALUE, BEGINNING OF
PERIOD.........................
                                      $11.54           $11.29            $10.33                   $10.00
                                      ------           ------            ------                   ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income..........        0.19             0.24              0.31                     0.32
Net realized and unrealized
gains..........................        0.38             0.25              0.65                     0.34
                                       ----             ----              ----                     ----
TOTAL FROM INVESTMENT
OPERATIONS.....................
                                       0.57             0.49              0.96                     0.66
                                       ----             ----              ----                     ----
DISTRIBUTIONS:
Distributions in excess of net
investment income.............................................
                                      (0.79)           (0.13)              ---                    (0.18)
Distributions from net
realized capital gains.................---.............(0.11).             ---                    (0.15)
                                       ---             ------              ---                    ------
TOTAL DISTRIBUTIONS...........................................
                                      (0.79)           (0.24)              ---                    (0.33)
                                      ------           ------              ---                    ------
NET ASSET VALUE, END OF PERIOD.
                                      $11.32           $11.54            $11.29                   $10.33
                                      ------           ------            ------                   ------
TOTAL RETURN...................       4.98%             4.53%             9.29%                   6.68%+
                                      -----             -----             -----                   -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)......................      $1,028.5          $893.8            $427.7                    $46.2
RATIOS TO AVERAGE NET ASSETS
(1):
Expenses.......................       0.81%             0.83%             0.90%                   0.90%++
Net investment income..........       1.66%             2.07%             2.85%                   3.48%++
PORTFOLIO TURNOVER RATE........
                                      416.0%           547.1%            474.4%                   346.0%+
----------------------

(1) Ratio of Operating Expenses to Average Net
Assets Before Reimbursement by
the Manager:


                                       N/A             0.82%*            0.90%*               1.40%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to
..........the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.






Met/Putnam Capital Opportunities Portfolio
(formerly J.P. Morgan Small Cap Stock Portfolio)*
Class A





                        For the Years Ended December 31,




                                         2004(a)        2003(a)        2002(a)          2001(a)           2000
                                         -------        -------        -------          -------           ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                         $11.92          $9.26          $11.74          $14.82           $17.27
                                         ------          -----          ------          ------           ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income...............      0.04           0.01           0.00+            0.02             0.02
Net realized and unrealized gains
(losses)............................      2.17           2.65           (2.47)          (1.22)           (1.78)
                                          ----           ----           ------          ------           ------
TOTAL FROM INVESTMENT OPERATIONS....

                                          2.21           2.66           (2.47)          (1.20)           (1.76)
                                          ----           ----           ------          ------           ------
DISTRIBUTIONS:
Dividends from net investment income..........................
                                           ---            ---           (0.01)          (0.02)            0.00+
Distributions from net realized
capital gains..............................---............---.           ---            (1.86)           (0.69)
                                           ---            ---            ---            ------           ------
TOTAL DISTRIBUTIONS........................---............---.          (0.01)          (1.88)           (0.69)
                                           ---            ---           ------          ------           ------
NET ASSET VALUE, END OF PERIOD......
                                         $14.13         $11.92          $9.26           $11.74           $14.82
                                         ------         ------          -----           ------           ------
TOTAL RETURN........................     18.54%         28.73%         (21.05)%         (8.42)%         (10.55)%
                                         ------         ------         --------         -------         --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................      $46.9          $50.0          $47.2            $76.8            $97.9
RATIOS TO AVERAGE NET ASSETS:

Expenses............................      1.19%          1.25%          1.20%            1.09%            1.03%
Net investment income...............      0.34%          0.08%          0.01%            0.14%            0.17%
PORTFOLIO TURNOVER RATE.............
                                         84.51%         231.2%          77.6%            79.9%           107.1%

----------------------

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Small Cap Stock Portfolio, a portfolio of Cova
         Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February
         12, 2001 is that of the predecessor Small Cap Stock Portfolio.
         Effective May 1, 2003, the Portfolio changed its name to Met/Putnam
         Capital Opportunities Portfolio and Putnam Investment Management, LLC became the Portfolio's Adviser.

+        Less than $.0005 per share

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






Met/Putnam Capital Opportunities Portfolio
(formerly J.P. Morgan Small Cap Stock Portfolio)*
Class B



                                                                                              For the period from
                                                                                                 April 3, 2001
                                                                                               (commencement of
                                                                                                operations) to
                                                2004(a)       2003(a)        2002(a)         December 31, 2001(a)
                                                -------       -------        -------         --------------------

       NET ASSET VALUE, BEGINNING OF PERIOD.
                                                 $11.84        $9.23          $11.72                $12.25
                                                 ------        -----          ------                ------

       INCOME FROM INVESTMENT OPERATIONS:

       Net investment income
         (loss).............................      0.01         (0.02)         (0.02)                 0.00+

       Net realized and unrealized gains
       (losses).............................      2.16          2.63          (2.46)                 1.35
                                                  ----          ----          ------                 ----

       TOTAL FROM INVESTMENT OPERATIONS.....

                                                  2.17          2.61          (2.48)                 1.35
                                                  ----          ----          ------                 ----

       DISTRIBUTIONS:

       Dividends from net investment income..........................
                                                  ---           ---           (0.01)                (0.02)

       Distributions from net realized
       capital gains..............................---...........---..          ---                  (1.86)
                                                  ---           ---            ---                  ------

       TOTAL DISTRIBUTIONS........................---...........---..         (0.01)                (1.88)
                                                  ---           ---           ------                ------

       NET ASSET VALUE, END OF PERIOD.......
                                                 $14.01        $11.84         $9.23                 $11.72
                                                 ------        ------         -----                 ------

       TOTAL RETURN.........................     18.33%        28.28%        (21.19)%              10.61%++
                                                 ------        ------        --------              ------

       RATIOS/SUPPLEMENTAL DATA:

       Net assets, end of period (In
       millions)............................      $4.0          $2.9           $2.1                  $0.9

       RATIOS TO AVERAGE NET ASSETS:

       Expenses.............................     1.45%         1.50%          1.47%                1.40%+++

       Net investment income (loss).........     0.12%        (0.20)%        (0.23)%              (0.10)%++ +

       PORTFOLIO TURNOVER RATE..............
                                                 84.5%         231.2%         77.6%                 79.9%++


*        Effective May 1, 2003, the Portfolio changed its name to Met/Putnam
         Capital Opportunities Portfolio and Putnam Investment Management, LLC became the Portfolio's Adviser.

+        Less than $.0005 per share

++       Non-annualized

+++      Annualized

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.







T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                        For the Years Ended December 31,
                                                                                         For the period from May 1,
                                                                                           2001 (commencement of

                                                                                                  operations)
                                                                                                  to
                                                                                                  December
                                                                                                  31,
                                                                                                  2001(a)
                                             2004(a)         2003(a)        2002(a)
                                             -------         -------        -------

NET ASSET VALUE, BEGINNING OF PERIOD....
                                              $6.39           $4.66          $8.37                 $9.76
                                              -----           -----          -----                 -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.....................      (0.03)          (0.02)         (0.02)                (0.02)

Net realized and unrealized gains
(losses)................................       1.19            1.75          (3.66)                (1.37)
                                               ----            ----          ------                ------

TOTAL FROM INVESTMENT OPERATIONS........
                                               1.16            1.73          (3.68)                (1.39)
                                               ----            ----          ------                ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                               ---             ---            ---                   ----

Distributions from net capital realized
gains..........................................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

TOTAL DISTRIBUTIONS............................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

NET ASSET VALUE, END OF PERIOD..........
                                              $7.55           $6.39          $4.66                 $8.37
                                              -----           -----          -----                 -----

TOTAL RETURN............................      18.15%          37.12%        (44.00)%             (14.24)%+
                                              ------          ------        --------             --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).
                                              $145.7          $34.8          $16.0                 $13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses................................      0.83%           0.91%          0.80%                0.80%++

Net investment loss.....................     (0.41)%         (0.37)%        (0.34)%              (0.35)%++

PORTFOLIO TURNOVER RATE.................
                                              51.7%           56.5%          157.2%                86.3%+

--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                  0.90%           0.92%          1.10%                2.35%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:
                                               N/A            0.83%%         0.73%                  N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
         Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class B

                                               For the Years Ended December 31,
                                                                                                 For the period from February
                                                                                                  12, 2001 (commencement of

                                                                                                     operations)
                                                                                                     to
                                                                                                     December
                                                                                                     31,
                                                                                                     2001(a)
                                           2004(a)            2003(a)            2002(a)
                                           -------            -------            -------

NET ASSET VALUE, BEGINNING OF PERIOD.
                                            $6.34              $4.64              $8.34                     $10.00
                                            -----              -----              -----                     ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................       (0.05)            (0.04)              (0.03)                    (0.04)

Net realized and unrealized gains
(losses).............................        1.18              1.74               (3.64)                    (1.62)
                                             ----              ----               ------                    ------

TOTAL FROM INVESTMENT OPERATIONS.....

                                             1.13              1.70               (3.67)                    (1.66)
                                             ----              ----               ------                    ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                             ---                ---                ---                       ----

Distributions from net realized
capital gains................................---..............  ---               (0.03)                     ----
                                             ---                ---               ------                     ----

TOTAL DISTRIBUTIONS..........................---..............  ---               (0.03)                     ----
                                             ---                ---               ------                     ----

NET ASSET VALUE, END OF PERIOD.......
                                            $7.47              $6.34              $4.64                     $8.34
                                            -----              -----              -----                     -----

TOTAL RETURN.........................       17.82%            36.64%             (44.04)%                 (16.60)%+
                                            ------            ------             --------                 --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................       $345.0            $307.7              $62.6                     $23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.............................       1.16%              1.18%              1.05%                    1.05%++

Net investment loss..................      (0.69)%            (0.64)%            (0.54)%                  (0.53)%++

PORTFOLIO TURNOVER RATE..............
                                            51.7%              56.5%              157.2%                    86.3%+

---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                1.07%            1.16%+++             1.41%                    2.60%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                             N/A               1.12%              0.96%                      N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
..........Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Third Avenue Small Cap Value Portfolio

Class A

                        For the Years Ended December 31,
                                                                                         For the period from May 1,
                                                                                            2002 (commencement of

                                                                                            operations)
                                                                                            to
                                                                                            December
                                                                                            31,
                                                                                            2002(a)
                                            2004(a)                    2003(a)
                                            -------                    -------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                            $11.62                      $8.29                      $10.00
                                            ------                      -----                      ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............            0.16                       0.05                        0.04
Net realized and unrealized
gains (losses)...................            2.96                       3.39                       (1.72)
                                             ----                       ----                       ------
TOTAL FROM INVESTMENT OPERATIONS.

                                             3.12                       3.44                       (1.68)
                                             ----                       ----                       ------
DISTRIBUTIONS:
Dividends from net investment
income......................................(0.08)............         (0.04)                      (0.02)
Distributions from net realized
capital gains...............................(0.28)............         (0.07)                      (0.01)
                                            ------                     ------                      ------
TOTAL DISTRIBUTIONS...........................................
                                            (0.36)                     (0.11)                      (0.03)
                                            ------                     ------                      ------
NET ASSET VALUE, END OF PERIOD...
                                            $14.38                     $11.62                       $8.29
                                            ------                     ------                       -----
TOTAL RETURN.....................           26.81%                     41.52%                     (16.78)%+
                                            ------                     ------                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................           $206.3                      $6.2                        $4.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................            0.87%                      0.93%                      0.95%++
Net investment income............            1.12%                      0.54%                      0.75%++
PORTFOLIO TURNOVER RATE..........            11.3%                      14.6%                      8.0%++
---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                  N/A                      0.92%*                      2.07%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to the
..........Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





Third Avenue Small Cap Value Portfolio

Class B

                        For the Years Ended December 31,

                                                                                 For the period from May 1,
                                                                                   2002 (commencement of
                                                                                      operations) to
                                         2004(a)               2003(a)              December 31, 2002(a)
                                         -------               ------               -----------------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                         $11.61                 $8.28                      $10.00
                                         ------                 -----                      ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............         0.06                  0.05                        0.04
Net realized and unrealized
gains (losses)...................         3.02                  3.38                       (1.73)
                                          ----                  ----                       ------
TOTAL FROM INVESTMENT OPERATIONS.

                                          3.08                  3.43                       (1.69)
                                          ----                  ----                       ------
DISTRIBUTIONS:
Dividends from net investment
income...................................(0.04)............... (0.03)                      (0.02)
Distributions from net realized
capital gains............................(0.28)............... (0.07)                      (0.01)
                                         ------                ------                      ------
TOTAL DISTRIBUTIONS...........................................
                                         (0.32)                (0.10)                      (0.03)
                                         ------                ------                      ------
NET ASSET VALUE, END OF PERIOD...
                                         $14.37                $11.61                      $8.28
                                         ------                ------                      -----
TOTAL RETURN.....................        26.50%                41.41%                    (16.90)%+
                                         ------                ------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................        $435.5                $307.9                      $33.4
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................         1.07%                 1.18%                     1.20%++
Net investment income............         0.46%                 0.49%                     0.80%++
PORTFOLIO TURNOVER RATE..........
                                          11.3%                 14.6%                      8.0%++
----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                           N/A                 1.13%*                     1.69%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio
..........to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.




         FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.


                              SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                     Harris Oakmark International Portfolio
                        Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                     Lord Abbett Growth and Income Portfolio
                       Lord Abbett Mid-Cap Value Portfolio
                      MFS Research International Portfolio
                     Neuberger Berman Real Estate Portfolio
                          PIMCO Total Return Portfolio
                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)
                     T. Rowe Price Mid-Cap Growth Portfolio

                                 Class A Shares

                                   Prospectus

                                   May 1, 2005

   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has
               the Securities and Exchange Commission passed upon
                the accuracy or adequacy of this Prospectus. Any
                  representation to the contrary is a criminal
                                    offense.


                                TABLE OF CONTENTS

                                                                                                                PAGE

INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................6
         Investment Summary.......................................................................................6
                  Met/AIM Mid Cap Core Equity Portfolio...........................................................8
                  Met/AIM Small Cap Growth Portfolio.............................................................13
                  Harris Oakmark International Portfolio.........................................................18
                  Janus Aggressive Growth Portfolio..............................................................23
                  Lord Abbett Bond Debenture Portfolio...........................................................28
                  Lord Abbett Growth and Income Portfolio........................................................34
                  Lord Abbett Mid-Cap Value Portfolio............................................................38
                  MFS Research International Portfolio...........................................................42
                  Neuberger Berman Real Estate Portfolio.........................................................47
                  PIMCO Total Return Portfolio...................................................................51
                  RCM Global Technology Portfolio (formerly PIMCO PEA Innovation Portfolio)......................56
                  T. Rowe Price Mid-Cap Growth Portfolio.........................................................61
         Primary Risks of Investing in the Portfolios............................................................66
         Additional Investment Strategies........................................................................69
         Management..............................................................................................82
                  The Manager....................................................................................82
                  The Advisers...................................................................................84
YOUR INVESTMENT..................................................................................................92
Shareholder Information..........................................................................................92
Dividends, Distributions and Taxes...............................................................................93
Sales and Purchases of Shares....................................................................................94
FINANCIAL HIGHLIGHTS.............................................................................................97
FOR MORE INFORMATION.....................................................................................Back Cover






INTRODUCTION

         Understanding the Trust

         Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of thirty managed investment portfolios or mutual funds, only twelve of which are offered through this Prospectus (the "Portfolios"). Each of the twelve Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

         Class A shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

         As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

         A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

         Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

         Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

         Understanding the Portfolios

         After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

         Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

         Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

         Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.



Before you choose a Portfolio, please consider...
                                                                                                                         Higher


                                                                                                                       Risk/Reward



All of the Portfolios involve risk, but there is also the
potential for reward.  You can lose money - and you can make
money.  The Portfolios are structured so that each offers a                            RCM Global Technology Portfolio
different degree of risk and reward than others.
Notice the scale at the right.  It covers, in the opinion of the                    Met-AIM Small Cap Growth Portfolio
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus.  Please note that the                       Janus Aggressive Growth Portfolio
scale is for illustration purposes only and is not meant to convey
the precise degree of difference in risk/reward among the                       T. Rowe Price Mid-Cap Growth Portfolio
Portfolios.
                                                                                Harris Oakmark International Portfolio
What risk/reward level is for you? Ask yourself the following:                   Met/AIM Mid Cap Core Equity Portfolio

1.   How well do I handle  fluctuations in my account value? Lord Abbett Mid-Cap
     Value Portfolio The higher a Portfolio is on the risk/ reward spectrum, the more its price is likely to move up and down on a day to day MFS Research
     International Portfolio basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.

2. Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you. Lord Abbett Growth and Income Portfolio

                                                                                Neuberger Berman Real Estate Portfolio

                                                                                  Lord Abbett Bond Debenture Portfolio

                                                                                          PIMCO Total Return Portfolio
A final note: These Portfolios are designed for long-term                                                               Lower
investment.

                                                                                                                        Risk/Reward




THE PORTFOLIOS

         Investment Summary

Each Portfolio's summary discusses the following:

o        Investment Objective

                  What is the Portfolio's investment goal?

o        Principal Investment Strategy

                  How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

o        Primary Risks

                  What are the specific risks of investing in the Portfolio?

o        Past Performance

                  How well has the Portfolio performed over time?

o        Fees and Expenses

                  What is the cost of investing in the Portfolio?

         [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

         In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

         [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

         Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

         The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

         The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

         [Left Side:]

                      Met/AIM Mid Cap Core Equity Portfolio


         Investment Objective:

         Long-term growth of capital.

         Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

         The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

         In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65 , any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

              o     Market risk

              o     Foreign investment risk

              o     Market capitalization risk

              o     Investment style risk


         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year

                             --------------------------- ----------------------- ----------------------

                                     -10.73%                    26.03%                 14.32%





                                         02                        03                     04
                             --------------------------- ----------------------- ----------------------
                                                     High Quarter: 2nd - 2003 +15.65%
                                                     Low Quarter: 3rd - 2002 -14.33%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                 ------------------------------------------------------------------------------
                                                                Average Annual Total
                                                                Return as of 12/31/04
                                                                     Since      InceptionDate
                                1 Year Inception


                 Class A                              14.60%         9.14%      1/2/02
                 Class B                              14.32%         11.42      10/09/01
                 Russell Midcap Index                 20.22%        16.03%*
                 --------------------------------- -------------- ------------- ---------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

         Portfolio Management:

           o      A I M Capital Management, Inc.
                  see page 84

            o     For financial highlights
                  see page 98

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- ---------------------------
                                                            Class A
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Management Fee(1)                               0.73%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             12b-1 Fees                                       None
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Other Expenses                                  0.10%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                0.83%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Contractual Expense                             0.02%
             (Waiver)/Repayment to Manager*
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                0.85%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.75%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.90% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

     ---------------------------------- ----------------------------
                                                  Class A
     ---------------------------------- ----------------------------
     ---------------------------------- ----------------------------
     1 Year                                         $87
     ---------------------------------- ----------------------------
     ---------------------------------- ----------------------------
     3 Years                                       $268
     ---------------------------------- ----------------------------
     ---------------------------------- ----------------------------
     5 Years                                       $464
     ---------------------------------- ----------------------------
     ---------------------------------- ----------------------------
     10 Years                                     $1,030
     ---------------------------------- ----------------------------

         [Left Side:]

                       Met/AIM Small Cap Growth Portfolio


         Investment Objective:

         Long-term growth of capital.

         Principal Investment Strategy:

         The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

         The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

         In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

               o    Market risk

               o    Market capitalization risk

               o    Investment style risk

               o    Foreign investment risk


         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year

                  ---------------------------- ------------------------ ---------------------

                         -27.50%                    38.86%                  6.43%





                              02                         03                      04
                  ---------------------------- ------------------------ ---------------------
                                             High Quarter: 2nd - 2003 +20.75%
                                             Low Quarter: 3rd - 2002 -18.43%


         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           6.73%         2.71%              1/2/02
                     Class B                           6.43%         7.79%              10/9/01
                     Russell 2000 Index               18.33%        16.68%*
                     Russell 2000 Growth Index        48.54%        11.00%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

         Portfolio Management:

             o    A I M Capital Management, Inc.
                  see page 84

             o    For financial highlights
                  see page 100]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None







Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- ---------------------------
                                                            Class A
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Management Fee(1)                               0.90%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             12b-1 Fees                                       None
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Other Expenses                                  0.12%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                1.02%
             Expenses Before Expense Waiver/
             Repayment to Manager
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Contractual Expense                             0.01%
             (Waiver)/Repayment to Manager*
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                1.03%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.90%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.05% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.





         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                   $106
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $327
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $567
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                $1,254
---------------------------------------- --------------------------------------

                     Harris Oakmark International Portfolio


Investment Objective:

         The Portfolio seeks long-term capital appreciation.

         Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

         The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price that is determined by the cash it generates. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

              o     Market risk

              o     Foreign investment risk

              o     Market capitalization risk

              o     Investment style risk

         Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.



                                          Year-by-Year Total Return as of 12/31 of Each Year

                 ------------------------- ------------------------- -------------------------

                       -18.09%                    34.96%                    20.52%





                            02                        03                        04
                 ------------------------- ------------------------- -------------------------
                        High Quarter: 2nd - 2003 +24.90%
                         Low Quarter: 3rd - 2002 -16.81%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date



                     Class A                          20.80%         10.45%             1/2/02
                     Class B                          20.52%         12.47%             10/9/01
                     MSCI EAFE Index                  20.90%        12.70%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.


         For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 85.

[SIDE BAR:

         Portfolio Management:

               o  Harris Associates L.P.
                  see page 85

               o  For financial highlights
                  see page 102]




Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- ---------------------------
                                                            Class A
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Management Fee(1)                               0.84%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             12b-1 Fees                                       None
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Other Expenses                                  0.19%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                1.03%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Contractual Expense                             0.01%
             (Waiver)/Repayment to Manager*
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                1.04%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.85%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.10% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.





Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                   $107
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $330
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $572
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                $1,265
---------------------------------------- --------------------------------------

[Left Side:]

                        Janus Aggressive Growth Portfolio


Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

         The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

         The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

         The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

         Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

         The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

               o    Market risk

               o   Interest rate risk

               o    Credit risk

               o    High yield debt security risk

               o    Foreign investment risk

               o    Market capitalization risk

               o    Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.



         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year

                --------------------------- --------------------------- ----------------------

                         -27.83%                      30.90%                    8.44%





                            02                          03                       04
                --------------------------- --------------------------- ----------------------
                                         High Quarter: 2nd - 2003  +12.90%
                                         Low Quarter:  3rd - 2002  -16.13%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index the measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           8.82%         0.95%              1/2/02
                     Class B                           8.44%         -6.88%             2/12/01
                     S&P 500 Index                    10.87%        -1.41%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:

       o   Janus Capital Management LLC
           see page 86

       o   For financial highlights
           see page 104]



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- ---------------------------
                                                            Class A
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Management Fee(1)                               0.68%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             12b-1 Fees                                       None
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Other Expenses                                  0.09%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                0.77%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Contractual Expense                             0.05%
             (Waiver)/Repayment to Manager*
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                0.82%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.76%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.90% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.





Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                    $84
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $252
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $434
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                 $962
---------------------------------------- --------------------------------------

         [Left Side:]

                      Lord Abbett Bond Debenture Portfolio


         Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

         Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

          o debt securities when the trend of interest rates is expected to be down

          o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

          o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

          o    equity securities


         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

                o   Market risk

                o   Interest rate risk

                o   Credit risk

                o   High yield debt security risk

                o   Foreign investment risk

                o   Market capitalization risk

                o  Investment style risk


         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                           Year-by-Year Total Return as of 12/31 of Each Year

------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------

15.63%        6.26%        3.40%       0.87%       3.76%       -0.39%      19.52%      8.43%






97            98           99          00          01          02          03          04
------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------
                         High Quarter: 2nd -2003 + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     --------------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                   ----------- ----------------- ---------- ---------------

                                                                                Since       Inception Date
                                                    1 Year        5 Year      Inception

                                   ----------- ----------------- ---------- ---------------

                     Class A                        8.43%          6.20%        7.93%       5/1/96
                     Credit Suisse First            11.96%         8.17%        7.96%*
                        Boston High Yield
                        Index
                     Lehman Aggregate Bond          4.34%          7.71%        7.14%*
                        Index
                     ------------------------- ----------------- ---------- --------------- ---------------
                           * Index performance is from 5/1/96.


[SIDE BAR:

         Portfolio Management:

               o  Lord, Abbett & Co. LLC
                  see page ____

               o  For financial highlights
                  see page ___]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                    -------------------------------- ------------------------
                                                             Class A
                    -------------------------------- ------------------------
                    -------------------------------- ------------------------
                    Management Fee(1)                         0.52%
                    -------------------------------- ------------------------
                    -------------------------------- ------------------------
                    12b-1 Fees                                None
                    -------------------------------- ------------------------
                    -------------------------------- ------------------------
                    Other Expenses                            0.06%
                    -------------------------------- ------------------------
                    -------------------------------- ------------------------
                    Total Annual Portfolio                    0.58%
                    Operating Expenses
                    -------------------------------- ------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                    $59
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $186
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $325
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                 $727
---------------------------------------- --------------------------------------

[Left Side:]

                     Lord Abbett Growth and Income Portfolio


         Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

         Principal Investment Strategy:

         To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

         In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

               o    Market risk

               o    Market capitalization risk

               o    Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

         The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                       Year-by-Year Total Return as of 12/31 of Each Year

------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------

29.82%        19.45%     24.31%      12.87%     16.56%      14.68%     -5.77%     -17.95%      31.06%    12.92%






95            96         97          98         99          00         01         02           03        04
------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------
                                        High Quarter 2nd - 2003     + 17.86%
                                        Low Quarter: 3rd - 2002 - 19.80%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                ------------------------------------------------------------------------------
                                 Average Annual Total Return as of 12/31/04
                                     1 Year       5 Year      10 Year     Inception Date
                                     ------       ------      -------     --------------

                Class A                12.92%       5.58%       12.81%         12/11/89
                S&P 500 Index          10.87%       -2.30%      12.07%
                -------------------- ------------ ----------- ----------- --------------------


[SIDE BAR:

         Portfolio Management:

            o     Lord, Abbett & Co. LLC
                  see page 86

            o     For financial highlights
                  see page 108]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                 ------------------------------- -------------------------
                                                         Class A
                 ------------------------------- -------------------------
                 ------------------------------- -------------------------
                 Management Fee                           0.52%
                 ------------------------------- -------------------------
                 ------------------------------- -------------------------
                 12b-1 Fees                                None
                 ------------------------------- -------------------------
                 ------------------------------- -------------------------
                 Other Expenses                           0.05%
                 ------------------------------- -------------------------
                 ------------------------------- -------------------------
                 Total Annual Portfolio                   0.57%
                 Operating Expenses
                 ------------------------------- -------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                    $58
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $181
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $315
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                 $704
---------------------------------------- --------------------------------------

         [Left Side:]

                       Lord Abbett Mid-Cap Value Portfolio


         Investment Objective:

         The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

         Principal Investment Strategy:

         Under normal circumstances, at least 80% of the Portfolio's net assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion. This market capitalization may vary in response to changes in the markets.

         The Portfolio normally will be diversified among many issues representing many different industries. Selection of stocks is based on appreciation potential, without regard to current income. The Portfolio invests primarily in common stocks, including convertible securities, in companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community. This potential for improvement may derive from such factors as:

          o    changes in the economic and financial environment

          o    new or improved products or services

          o    new or rapidly expanding markets

          o    changes in management or structure of the company

          o price increases due to shortages of resources or productive capacity

          o improved efficiencies resulting from new technologies or changes in distribution

          o    changes  in  governmental   regulations,   political  climate  or
               competitive conditions



         The companies represented in the Portfolio will have a strong or, in the perception of the Adviser, an improving financial position. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

          o    Market risk

          o    Market capitalization risk

          o    Investment style risk



         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Mid-Cap Value Portfolio, a series of Cova Series Trust, which commenced operations on August 20, 1997) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                      Year-by-Year Total Return as of 12/31 of Each Year

------------ ------------ ----------- ----------- ----------- ----------- ------
1.11%        5.71%        52.87%      8.10%       -9.31%      26.15%      24.82%





98           99           00          01          02          03          04
------------ ------------ ----------- ----------- ----------- ----------- ------

                        High Quarter: 2nd - 1999 + 16.83%
                        Low Quarter: 3rd - 1998 - 17.02%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Russell Midcap Index, a widely recognized unmanaged index measuring the broad market performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index, and with the S&P Mid Cap 400/Barra Value Index, a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 Index having low price-to-book ratios. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     ------------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                                  ----------------------------------------
                                                                               Since      Inception Date
                             1 Year 5 Year Inception


                     Class A                      24.82%         18.74%       14.12%      8/20/97
                     Russell Midcap Index
                                                  20.22%         7.59%        7.59%*
                     S&P Mid Cap 400/Barra
                     Value Index
                                                  18.93%         15.47%      12.93%**
                     ------------------------ ---------------- ----------- -------------- ---------------

                           * Index performance is from 8/20/97.

                          ** Index performance is from 8/1/97.



[SIDE BAR:

         Portfolio Management:

          o    Lord, Abbett & Co. LLC see page 86

          o    For financial highlights see page 110]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                 ----------------------------------- ------------------------
                                                              Class A
                 ----------------------------------- ------------------------
                 ----------------------------------- ------------------------
                 Management Fee                               0.70%
                 ----------------------------------- ------------------------
                 ----------------------------------- ------------------------
                 12b-1 Fees                                   None
                 ----------------------------------- ------------------------
                 ----------------------------------- ------------------------
                 Other Expenses                               0.08%
                 ----------------------------------- ------------------------
                 ----------------------------------- ------------------------
                 Total Annual Portfolio Operating             0.78%
                 Expenses
                 ----------------------------------- ------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                    $80
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $250
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $435
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                 $969
---------------------------------------- --------------------------------------

         [Left Side:]


                      MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

         The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

          o    Market risk

          o    Foreign investment risk

          o    Market capitalization risk

          o    Investment style risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                          Year-by-Year Total Return as of 12/31 of Each Year

                  -------------------------- ------------------------- --------------------

                           -11.80%                    32.04%                 19.56%





                             02                         03                     04
                  -------------------------- ------------------------- --------------------
                                       High Quarter: 4th - 2003 +15.97%
                                       Low Quarter: 3rd - 2002 -14.58%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




                     ---------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since            Inception
                                                      1 Year       Inception            Date


                     Class A                          19.92%         6.17%             5/1/01
                     Class B                          19.56%         4.39%             2/12/01
                     MSCI EAFE Index                  20.70%         3.95%*
                     ----------------------------- -------------- ------------- ----------------------

                          * Index performance is from 2/12/01.


[SIDE BAR:
---------

         Portfolio Management:

          o    Massachusetts Financial Services Company see page 87

          o    For financial highlights see page 112]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- ---------------------------
                                                            Class A
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Management Fee                                  0.77%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             12b-1 Fees                                       None
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Other Expenses                                  0.17%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                0.94%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Contractual Expense                             0.06%
             (Waiver)/Repayment to Manager*
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                1.00%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.00% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A shares was 1.10%.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                   $103
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $307
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $528
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                $1,164
---------------------------------------- --------------------------------------

         [Left Side:]

                     Neuberger Berman Real Estate Portfolio


         Investment Objective:

         To provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

         Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Portfolio defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITS are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code. REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole.

         REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

         The Portfolio may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of these, deemed by the Portfolio's Adviser to be of comparable quality.

         The Portfolio's Adviser makes investment decisions through a fundamental analysis of each company. The Adviser reviews each company's current financial condition and industry position, as well as economic and market conditions. In doing so, it evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors. The Adviser believes that its investment approach is distinct in that it uses an objective combination of traditional securities analysis and direct real estate analysis, while placing great emphasis upon the property sector weightings. The Adviser generally adheres to a strict valuation methodology - price to net asset value per share, cash flow multiple versus growth rate and relative valuation - which guide the Adviser's buy and sell decisions.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

               o    Market risk

               o    Real estate investment risk

               o    Interest rate risk

               o    Credit risk

               o    High yield debt security risk

               o    Market capitalization risk

               o    Investment style risk


         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Prior Performance:

         The Portfolio commenced operations on April 30, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 114. For Neuberger Berman Management, Inc.'s prior performance with a comparable fund, see page 88.



[SIDE BAR:

         Portfolio Management:

          o    Neuberger Berman Management, Inc. see page 87]


Fees and Expenses:

         This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

                 ------------------------------------- -----------------------
                                                              Class A
                 ------------------------------------- -----------------------
                 ------------------------------------- -----------------------
                 Management Fee                                0.70%
                 ------------------------------------- -----------------------
                 ------------------------------------- -----------------------
                 12b-1 Fees                                     None
                 ------------------------------------- -----------------------
                 ------------------------------------- -----------------------
                 Other Expenses                                0.14%
                 ------------------------------------- -----------------------
                 ------------------------------------- -----------------------
                 Total Annual Portfolio Operating              0.84%
                 Expenses Before Expense
                 Waiver/Repayment to Manager
                 ------------------------------------- -----------------------
                 ------------------------------------- -----------------------
                 Contractual Expense                            ---
                 (Waiver)/Repayment to Manager*
                 ------------------------------------- -----------------------
                 ------------------------------------- -----------------------
                 Total Annual Portfolio Operating              0.84%
                 Expenses After Expense Waiver/
                 Repayment to Manager
                 ------------------------------------- -----------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.90% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    ----------------------------------- --------------------------------------
                                                       Class A
    ----------------------------------- --------------------------------------
    ----------------------------------- --------------------------------------
    1 Year                                               $86
    ----------------------------------- --------------------------------------
    ----------------------------------- --------------------------------------
    3 Years                                             $269
    ----------------------------------- --------------------------------------
    ----------------------------------- --------------------------------------
    5 Years                                             $468
    ----------------------------------- --------------------------------------
    ----------------------------------- --------------------------------------
    10 Years                                           $1,040
    ----------------------------------- --------------------------------------

         [Left Side:]

                          PIMCO Total Return Portfolio


         Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

         Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

               o    Market risk

               o   Interest rate risk

               o    Credit risk

               o    Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                         Year-by-Year Total Return as of 12/31 of Each Year

                     ----------------------------- ----------------------- -----------------------

                               9.29%                      4.53%                   4.80%





                                  02                         03                      04
                     ----------------------------- ----------------------- -----------------------
                                             High Quarter: 3rd - 2002 +3.65%
                                             Low Quarter: 2nd - 2004 -2.03%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    --------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception         Date


                     Class A                           5.25%         7.09%      5/1/01
                     Class B                           4.80%         6.49%      2/12/01
                     Lehman Brothers Aggregate         4.34%         6.46%*
                        Bond Index
                     ----------------------------- -------------- ------------- ---------------
                           * Index performance is from 2/28/01.



[SIDE BAR:

         Portfolio Management:

          o    Pacific Investment Management Company LLC see page 88

          o    For financial highlights see page 116]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- ---------------------------
                                                            Class A
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Management Fee                                  0.50%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             12b-1 Fees                                       None
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Other Expenses                                  0.07%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                0.57%
             Expenses
             ------------------------------------- ---------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                    $58
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $183
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $319
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                 $715
---------------------------------------- --------------------------------------

[Left Side:]

                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

         The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

         The Portfolio may utilize, primarily for risk management and hedging purposes, short sales (collateralized or uncollateralized), or other derivative instruments such as stock index futures contracts, purchase and sale of put and call options and other option strategies such as spreads and straddles.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

               o    Market risk

               o    Credit risk

               o    Foreign investment risk

               o    Market capitalization risk

               o    Investment style risk

         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives and use of short sales can significantly increase the Portfolio's exposure to market risk and credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 14, 2005, RCM Capital Management is the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.



                          Year-by-Year Total Return as of 12/31 of Each Year

               --------------------------- --------------------------- --------------------------

                        -50.65%                      57.57%                     -4.31%





                           02                          03                         04
               --------------------------- --------------------------- --------------------------
                                       High Quarter: 2nd - 2003 +21.50%
                                       Low Quarter: 3rd - 2002 -34.81%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                         Since            Inception
                                                      1 Year           Inception             Date


                     Class A                          -4.28%            -14.04%        5/01/01
                     Class B                          -4.31%            -18.18%        2/12/01
                     S&P 500 Index                    10.87%            -1.41%*
                     ----------------------------- -------------- -------------------- -----------------
                           * Index performance is from 2/28/01.


         For information on RCM Capital Management LLC's prior performance with a comparable fund, see page 89.

[SIDE BAR:

         Portfolio Management:

       o   RCM Capital Management LLC
           see page 89

       o   For financial highlights
           see page 118]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- ---------------------------
                                                            Class A
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Management Fee(1)                               0.90%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             12b-1 Fees                                       None
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Other Expenses                                  0.01%
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                0.91%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Contractual Expense                              ---
             (Waiver)/Repayment to Manager*
             ------------------------------------- ---------------------------
             ------------------------------------- ---------------------------
             Total Annual Portfolio Operating                0.91%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- ---------------------------
(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.95%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.10% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                    $93
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $291
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $506
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                $1,123
---------------------------------------- --------------------------------------

         [Left Side:]

                     T. Rowe Price Mid-Cap Growth Portfolio

Investment Objective:

         Long-term growth of capital.

         Principal Investment Strategy:

         The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

         In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's objectives. Investments in futures and options, if any, are subject to additional volatility and potential losses. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

         While most assets will be invested in U.S. common stocks, other securities may also be purchased including foreign stocks.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 65, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

          o    Market risk

          o    Foreign investment risk

          o    Market capitalization risk

          o    Investment style risk


         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.



                             Year-by-Year Total Return as of 12/31 of Each Year

                    ------------------------- -------------------- --------------------

                            -44.04%                 36.64%               17.82%





                               02                     03                   04
                    ------------------------- -------------------- --------------------
                                      High Quarter: 2nd - 2003 +19.34%
                                      Low Quarter: 2nd - 2002 -30.65%

         The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception        Date


                     Class A                          18.15%         -6.61%     5/1/01
                     Class B                          17.82%         7.09%      2/12/01
                     Russell Midcap Growth Index      15.47%        -0.37%*
                     ----------------------------- -------------- ------------- --------------
                           * Index performance is from 2/12/01.


[SIDE BAR:

         Portfolio Management:

          o    T. Rowe Price Associates, Inc. see page 90

          o    For financial highlights see page 120]

For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 90.

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None







Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                  ---------------------------------- ----------------------
                                                            Class A
                  ---------------------------------- ----------------------
                  ---------------------------------- ----------------------
                  Management Fee                             0.75%
                  ---------------------------------- ----------------------
                  ---------------------------------- ----------------------
                  12b-1 Fees                                 None
                  ---------------------------------- ----------------------
                  ---------------------------------- ----------------------
                  Other Expenses                             0.08%
                  ---------------------------------- ----------------------
                  ---------------------------------- ----------------------
                  Total Annual Portfolio Operating           0.83%
                  Expenses Before Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ----------------------
                  ---------------------------------- ----------------------
                  Contractual Expense                        0.07%
                  (Waiver)/Repayment to Manager*
                  ---------------------------------- ----------------------
                  ---------------------------------- ----------------------
                  Total Annual Portfolio Operating           0.90%
                  Expenses After Expense
                  Waiver/Repayment to Manager
                  ---------------------------------- ----------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.90% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A shares was 0.95%. In addition, the Manager has agreed that any subadvisory fee waivers received from the Portfolio's Adviser commencing February 17, 2005 will be passed on to the Portfolio in the form of a voluntary fee waiver.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.





         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                    $92
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $273
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $469
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                $1,035
---------------------------------------- --------------------------------------

         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

          o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

          o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

          o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

          o Foreign markets may be less liquid and more volatile than U.S. markets.

          o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

          o    Costs  of  buying,   selling  and  holding  foreign   securities,
               including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

         Although the Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

         The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

         In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.

         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.





------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
              Met/AIM Met/AIM  Harris  Janus   Lord     Lord    Lord      MFS       NeubergePIMCO   RCM       T.
              Mid     Small    Oakmark AggressiAbbett   Abbett   Abbett   Research  Berman  Total   Global    Rowe
              Cap     Cap      Inter-naGrowth   Bond    Growth  Mid-Cap   InternatioReal    Return  TechnologyPrice
              Core    Growth   PortfoliPortfoliDebenture and     Value    Portfolio Estate  PortfoliPortfolio Mid-Cap
              Equity  Portfolio                PortfolioIncome  Portfolio           Portfolio                 Growth
              Portfolio                                 Portfolio                                             Portfolio


------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------

Brady Bonds                                                                                   X
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Collateralized                                    X                                           X
Mortgage
Obligations

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Convertible     X        X               X        X       X        X         X                X                 X
Securities
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Depositary      X        X       X       X        X       X        X         X                         X        X
Receipts
              ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Derivatives:
Options         X        X               X                                   X                X        X        X
Futures         X        X                                                   X                X        X        X
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Direct                                                                                        X
Participation
in
Corporate
Loans
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Dollar Roll                      X                                                            X
Transactions
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Foreign                          X       X                                   X                X        X        X
Currency
Transactions
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Foreign                                  X        X                          X                X                 X
Debt
Securities
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Foreign         X        X       X       X        X       X     X            X                         X        X
Equity
Securities
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Forward                                  X        X                          X        X       X                 X
Commitments,
When-Issued
and Delayed
Delivery
Securities

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
High            X        X               X        X                          X        X       X                 X
Quality
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed
by Bank
Holding
Companies
in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the
World Bank;
Variable
Amount
Master
Demand
Notes and
Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
High                                     X        X                                   X       X
Yield/High
Risk Debt
Securities

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Hybrid                                   X                                                    X        X        X
Instruments
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Illiquid                                 X                                   X        X       X        X        X
and
Restricted
Securities
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Indexed                                  X                                   X                X        X
Securities
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Interest                                                                                      X
Rate
Transactions

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Investment                               X        X                          X        X       X                 X
Grade Debt
Securities

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Investments                      X       X                                   X                         X        X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Mortgage-backed                                   X                          X                X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Municipal                                                                                     X
Securities
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Non-mortgage                                                                                  X
Asset-backed
Securities

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
PIK                                      X        X                                           X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds

------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Preferred       X        X               X        X       X        X         X        X       X                 X
Stocks
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Real Estate     X        X               X                                   X        X                         X
Investment
Trusts
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Repurchase                       X                X       X        X                          X        X        X
Agreements
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Reverse                                           X       X        X                          X        X
Repurchase
Agreements
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Rights and                       X       X        X       X     X            X        X                         X
Warrants
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Securities      X        X       X       X        X       X     X            X                X        X        X
Loans
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Short Sales                                                                  X                X        X
(Against
the Box)
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
Structured                                                                                    X                 X
Notes
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------
U.S.            X        X               X        X                          X        X       X                 X
Government
Securities
------------- ------- -------- ------- ------- -------- ------- --------- --------- ------- ------- --------- -------



         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

         High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Service ("S&P") and Ba or lower by Moody's Investors Services In. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

         Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

         Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

         Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and RCM Global Technology Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and RCM Global Technology Portfolio generally will have annual turnover rates of 100% or more.

         Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                                   The Manager

         Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------------------------------------------------- ----------------------------------------------------------

Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM  Mid Cap Core Equity Portfolio                         0.75% of first
                                                               $150 million of
                                                               such assets plus
                                                               0.70% of such
                                                               assets over $150
                                                               million up to
                                                               $500 million plus
                                                               0.675% of such
                                                               costs over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                             0.90% of first $500 million of such assets plus 0.85% of
                                                               such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Harris  Oakmark International Portfolio                        0.85%
                                                               of first $500
                                                               million of such
                                                               assets plus 0.80%
                                                               of such assets
                                                               over $500 million
                                                               up to $1 billion
                                                               plus 0.75% of
                                                               such assets over
                                                               $1 billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Janus Aggressive Growth Portfolio                              0.75%
                                                               of first $25
                                                               million of such
                                                               assets plus 0.70%
                                                               of such assets
                                                               over $25 million
                                                               up to $250
                                                               million plus
                                                               0.65% of such
                                                               assets over $250
                                                               million up to $1
                                                               billion plus
                                                               0.55% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
                                                               of first $250
                                                               million of such
                                                               assets plus 0.55%
                                                               of such assets
                                                               over $250 million
                                                               up to $500
                                                               million plus
                                                               0.50% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.45% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and Income Portfolio                        0.60% of first
                                                               $800 million of
                                                               such assets plus
                                                               0.55% of such
                                                               assets over $800
                                                               million up to
                                                               $1.5 billion plus
                                                               0.45% of such
                                                               assets over $1.5
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio                            0.70% of first
                                                               $200 million of
                                                               such assets plus
                                                               0.65% of such
                                                               assets over $200
                                                               million up to
                                                               $500 million plus
                                                               0.625% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS  Research International Portfolio                          0.80%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.65% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Neuberger  Berman Real Estate Portfolio                        0.70% of first
                                                               $200 million of
                                                               such assets plus
                                                               0.65% of such
                                                               assets over $200
                                                               million up to
                                                               $750 million plus
                                                               0.55% of such
                                                               assets over $750
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
RCM Global Technology Portfolio                                0.90% of first $500 million of such assets plus 0.85% of
                                                               such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------


         A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:



Expense Limitation Provisions

--------------------------------- ---------------------------------
                                  Total Expenses Limited to (% of
Portfolios                               daily net assets)
--------------------------------- ---------------------------------
Met/AIM Mid Cap Core Equity                    0.90%
Met/AIM Small Cap Growth                       1.05%
Harris Oakmark International                   1.10%
Janus Aggressive Growth                        0.90%
MFS Research International                     1.00%
Neuberger Berman Real Estate                   0.90%
RCM Global Technology                          1.10%
T. Rowe Price Mid-Cap Growth                   0.90%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 200 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $ 138 billion as of December 31, 2004.


         Met/AIM Mid Cap Core Equity Portfolio

         The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:

          o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. He is assisted by the Mid/Large Cap Core Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.


Met/AIM Small Cap Growth Portfolio

         The Adviser uses a team approach to investment management. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are:


          o Juliet S. Ellis (lead manager), Senior Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

          o Juan R. Hartsfield, Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

          o They are assisted by the Small Cap Core/Growth Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.


HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $60.3 billion of assets as of December 31, 2004.

          o David G. Herro, CFA, Partner and Chief Investment Officer-International, and Michael J. Welsh, CFA, CPA and Partner, manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

         The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

Oakmark International Fund - Class I shares               19.09%                  9.93%                 11.54%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI World ex U.S. Index                                  20.39%                 -0.77%                 5.94%
-------------------------------------------------- ---------------------- ---------------------- ---------------------


JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2004, Janus Capital Group, Inc. managed approximately $139 billion in assets.

          o Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Growth and Income and Lord Abbett Mid-Cap Value Portfolios of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

          o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.


Lord Abbett Growth and Income Portfolio

          o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann who are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.



Lord Abbett Mid-Cap Value Portfolio

          o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward von der Linde, Partner and Investment Manager, heads the team. The other senior members are Eileen Banko, Howard E. Hansen, and David Builder. Mr. von der Linde joined Lord Abbett in 1988. Ms. Banko, Equity Analyst, joined Lord Abbett in 1990. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995. Mr. Builder, Equity Analyst, joined Lord Abbett in 1998. These investment managers are jointly and primarily responsible for the day-to-day management of the Portfolio.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2004.

          o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

          o Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

          o Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.


NEUBERGER BERMAN MANAGEMENT, INC. ("Neuberger Berman"), 605 Third Avenue, 2nd Floor, New York, New York 10158, is the Adviser to the Neuberger Berman Real Estate Portfolio of the Trust. Neuberger Berman is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly owned company. The firm and its affiliates manage $82.9 billion in total assets as of December 31, 2004 and continue an asset management history that began in 1939.
         Steven R. Brown, a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. He joined Neuberger Berman in 2002 and from 1997 to 2002, he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Neuberger Berman Real Estate Portfolio and the Neuberger Berman Real Estate Fund, which is also advised by Neuberger Berman, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2004, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Neuberger Berman, performance information regarding the Neuberger Berman Real Estate Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Neuberger Berman Real Estate Fund and the Portfolio will vary.

         The table below compares the Neuberger Berman Real Estate Fund's average annual compounded total returns for the 1-year period and since inception of the Trust Class shares on 5/01/02 through 12/31/04 with the NAREIT Equity REIT Index, an unmanaged index which tracks the performance of all Equity REITs currently listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


-------------------------------------------------- --------------------------------------------------------------
                                                            Average Annual Total Return as of 12/31/04
-------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------
                                                          1 Year                     Since Inception

-------------------------------------------------- ---------------------- ---------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------

Neuberger Berman Real Estate Fund -                       31.68%                          25.47%
Trust Class shares
-------------------------------------------------- ---------------------- ---------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------
NAREIT Equity REIT Index                                  31.58%                          22.37%
-------------------------------------------------- ---------------------- ---------------------------------------


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.


PIMCO Total Return Portfolio

          o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

          o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.


RCM CAPITAL MANAGEMENT LLC ("RCM"), a subsidiary of AGI LP, Suite 2900, Four Embarcadero Center, San Francisco, California 94111 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the RCM Global Technology Portfolio of the Trust. Originally founded in 1970, RCM provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. RCM is an indirect subsidiary of Allianz AG. As of December 31, 2004, RCM had over $22.7 billion in assets under management.

          o Walter C. Price, CFA, Co-Portfolio Manager, is a Managing Director and Senior Analyst on the Global Technology Team. Mr. Price joined RCM in 1974.

          o Huachen Chen, CFA, Co-Portfolio Manager is a Senior Portfolio Manager with RCM. Mr. Chen joined RCM in 1984.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The RCM Global Technology Portfolio and the Allianz RCM Global Technology Fund, which is also advised by RCM, have substantially similar investment objectives, policies, and strategies. RCM began managing the Portfolio in January 2005. In order to provide you with information regarding the investment capabilities of RCM, performance information regarding the Allianz RCM Global Technology Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Allianz RCM Global Technology Fund and the Portfolio will vary.

         The table below compares the Allianz RCM Global Technology Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/31/95 through 12/31/04 with the NASDAQ Composite Index, an unmanaged market-value weighted index of all common stocks on the NASDAQ Stock Market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

Allianz RCM Global Technology Fund - Class I              17.93%                 -9.17%                 18.29%
shares
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
NASDAQ Composite Index                                     8.60%                 -11.76%                8.41%
-------------------------------------------------- ---------------------- ---------------------- ---------------------



T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

          o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

         The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/04
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year             10 Year
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

T. Rowe Price Mid-Cap Growth Fund                                 18.39%              6.52%              15.73%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       15.48%              -3.36%             11.23%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                           16.48%              9.54%              16.10%
------------------------------------------------------------ ------------------ ------------------- ------------------


YOUR INVESTMENT

Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

         Disclosure of Portfolio Holdings

         Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com);
(i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.


Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.



Taxes

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.



Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class B and Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

         Limitations on the Trust's Ability to Detect and Deter Market Timing

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

         Risks Associated With Market Timing Generally

         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.



FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



Met/AIM Mid Cap Core Equity Portfolio*

Class A

                                For the Years Ended December 31,
                                                                    For the period from January
                                                                      2, 2002 (commencement of

                                                                        operations)
                                                                        to
                                                                        December
                                                                        31,
                                                                        2002(a)
                                    2004(a)           2003(a)
                                    -------           ------

NET ASSET VALUE, BEGINNING OF
PERIOD........................
                                    $12.33             $9.85                   $10.98
                                    ------             -----                   ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income.........       0.08              0.01                     0.03
Net realized and unrealized
gains (losses)................
                                     1.72              2.58                    (1.15)
                                     ----              ----                    ------
TOTAL FROM INVESTMENT
OPERATIONS....................
                                     1.80              2.59                    (1.12)
                                     ----              ----                    ------
DISTRIBUTIONS:
Dividends from net investment
income................................---.............(0.01)..               (0.00)+++
Distributions from net
realized capital gains................---.............(0.10)..                 (0.01)
                                      ---             ------                   ------
TOTAL DISTRIBUTIONS...........................................
                                      ---             (0.11)                   (0.01)
                                      ---             ------                   ------
NET ASSET VALUE, END OF PERIOD
                                    $14.13            $12.33                   $9.85
                                    ------            ------                   -----
TOTAL RETURN..................       14.60            26.42%                 (10.18)%+
                                     -----            ------                 --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).....................       $58.8             $4.5                     $4.2
RATIOS TO AVERAGE NET ASSETS
(1):
Expenses......................       0.85%             0.93%                  0.90%++
Net investment income.........       0.59%             0.10%                  0.26%++
PORTFOLIO TURNOVER RATE.......
                                     90.7%             36.2%                   37.1%+

---------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                   0.83%              0.96%                  1.64%++
Ratio of Expenses to
Average Net Assets After
Broker Rebates:
                                    N/A                0.92%                  0.86%++


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap
Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.



Met/AIM Small Cap Growth Portfolio

Class A

                                          For the Years Ended December 31,

                                                                                       For the period from January
                                                                                         2, 2002 (commencement of

                                                                                           operations)
                                                                                           to
                                                                                           December
                                                                                           31,
                                                                                           2002(a)
                                               2004(a)                2003(a)
                                               -------                -------

NET ASSET VALUE, BEGINNING OF PERIOD..
                                               $12.03                  $8.65                      $11.85
                                               ------                  -----                      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss...................         (0.09)                 (0.08)                      (0.06)
Net realized and unrealized gains
(losses)..............................          0.90                   3.46                       (3.14)
                                                ----                   ----                       ------
TOTAL FROM INVESTMENT OPERATIONS......

                                                0.81                   3.38                       (3.20)
                                                ----                   ----                       ------
NET ASSET VALUE, END OF PERIOD .......
                                               $12.84                 $12.03                      $8.65
                                               ------                 ------                      -----
TOTAL RETURN..........................          6.73%                 39.08%                    (27.00)%+
                                                -----                 ------                    ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................          $92.5                  $6.2                        $6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................          1.03%                  1.04%                     1.05%++
Net investment loss...................         (0.74)                 (0.78%)                   (0.64)%++
PORTFOLIO TURNOVER RATE...............
                                                94.9%                  29.8%                      19.5%+
------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:                                   1.02%                  1.16%                     2.10%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                    N/A                    N/A                      1.03%++

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.







Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class A

                                      For the Years Ended December 31,
                                                                              For the period from January 2,
                                                                                   2002 (commencement of

                                                                                   operations)
                                                                                   to
                                                                                   December
                                                                                   31,
                                                                                   2002(a)
                                          2004(a)             2003(a)
                                          -------             -------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................       $11.89               $8.89                      $10.81
                                          ------               -----                      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income..............        0.04                 0.08                       0.06
Net realized and unrealized gains
(losses)...........................        2.43                 3.06                      (1.97)
                                           ----                 ----                      ------
TOTAL FROM INVESTMENT OPERATIONS...

                                           2.47                 3.14                      (1.91)
                                           ----                 ----                      ------
DISTRIBUTIONS:
Dividends from net investment
income......................................---............... (0.11)                     (0.01)
Distributions from net realized
capital gains...............................---............... (0.03)                       ---
                                            ---                ------                       ---
TOTAL DISTRIBUTIONS.........................---............... (0.14)                     (0.01)
                                            ---                ------                     ------
NET ASSET VALUE, END OF PERIOD.....
                                          $14.36               $11.89                      $8.89
                                          ------               ------                      -----
TOTAL RETURN.......................       20.80%               35.36%                    (17.64)%+
                                          ------               ------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)..........................       $276.4                $8.4                       $4.8
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................        1.04%               1.16%                      1.10%++
Net investment income..............        0.32%               0.80%                      0.68%++
PORTFOLIO TURNOVER RATE............

                                           11.3%               22.1%                      82.0%+
-------------------

Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:              1.04%               1.21%                      2.49%++
Ratio of Expenses to Average Net
Assets  After Broker Rebates:               N/A                1.15%                      1.08%++

*........Effective January 1, 2003, the Portfolio changed its name to
..........Harris Oakmark International Portfolio and Harris Associates L.P.
..........became the Portfolio's Adviser.
..........
+........Non-annualized

++.......Annualized

(a)......Net investment income per share was calculated using average shares outstanding.







Janus Aggressive Growth Portfolio

Class A

                                       For the Years Ended December 31,

                                                                                        For the period from
                                                                                          January 2, 2002
                                                                                         (commencement of
                                                                                          operations) to
                                             2004(a)               2003(a)             December 31, 2002(a)
                                             -------               -------             --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..
                                              $7.03                 $5.37                      $7.44
                                              -----                 -----                      -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........         0.01                 (0.01)                     0.01
Net realized and unrealized gains
(losses)..............................         0.61                  1.67                     (2.08)
                                               ----                  ----                     ------
TOTAL FROM INVESTMENT OPERATIONS......

                                               0.62                  1.66                     (2.07)
                                               ----                  ----                     ------
DISTRIBUTIONS:

Dividends from net investment income..
                                               ---                   ---                     (0.00)+++
Distributions from net realized
capital gains.........................         ---                   ---                        ---
                                               ---                   ---                        ---


TOTAL DISTRIBUTIONS...................         ---                   ---                     (0.00)+++
                                               ---                   ---                     ------
NET ASSET VALUE, END OF PERIOD........
                                              $7.65                 $7.03                      $5.37
                                              -----                 -----                      -----
TOTAL RETURN..........................        8.82%                 30.91%                   (27.78)%+
                                              -----                 ------                   --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................        $250.8                $19.9                      $2.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................        0.90%                 0.89%                     0.85%++
Net investment income (loss)..........        0.15%                (0.09)%                    0.11%++
PORTFOLIO TURNOVER RATE...............
                                              104.7%                91.5%                     92.7%+
--------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:                                   0.85%                 0.90%                     1.43%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                               N/A                  0.89%                     0.77%++


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.




Lord Abbett Bond Debenture Portfolio*
Class A


                                       For the Years Ended December 31,

                                         2004(a)        2003(a)       2002(a)         2001(a)          2000
                                         -------        -------       -------         -------          ----

NET ASSET VALUE, BEGINNING OF PERIOD
                                         $12.04         $10.24         $11.22         $11.75          $12.48
                                         ------         ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............      0.70           0.73           0.77           0.90            1.00
Net realized and unrealized gains
(losses)............................      0.31           1.27          (0.79)         (0.48)          (0.90)
                                          ----           ----          ------         ------          ------
TOTAL FROM INVESTMENT OPERATIONS....

                                          1.01           2.00          (0.02)          0.42            0.10
                                          ----           ----          ------          ----            ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                         (0.42)         (0.20)         (0.96)         (0.95)          (0.83)
Distributions from net realized
capital gains..............................---............---.          ---            ----            ----
                                           ---            ---           ---            ----            ----
TOTAL DISTRIBUTIONS......................(0.42).........(0.20)         (0.96)         (0.95)          (0.83)
                                         ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD......
                                         $12.63         $12.04         $10.24         $11.22          $11.75
                                         ------         ------         ------         ------          ------
TOTAL RETURN........................      8.43%         19.52%        (0.39)%          3.76%          0.87%
                                          -----         ------        -------          -----          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................     $520.3         $234.6         $202.1         $154.2          $155.2
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................      0.63%          0.70%         0.70%           0.72%          0.85%
Net investment income...............      5.65%          6.52%         7.43%           7.76%          7.78%
PORTFOLIO TURNOVER RATE.............
                                          39.8%          36.9%         45.8%           66.2%          64.9%
------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement By
Manager:



                                           N/A          0.67%+         0.77%           0.75%          0.86%

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.







Lord Abbett Growth and Income Portfolio*
Class A

                                         For the Years Ended December 31,






                                              2004(a)       2003(a)      2002(a)        2001(a)          2000
                                              -------       -------      -------        -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD.....
                                              $24.41        $18.86        $25.05        $26.82          $24.07
                                              ------        ------        ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income....................      0.33          0.23          0.21          0.25           0.00+
Net realized and unrealized gains
(losses).................................      2.82          5.56         (4.67)        (1.80)           3.26
                                               ----          ----         ------        ------           ----
TOTAL FROM INVESTMENT OPERATIONS.........
                                               3.15          5.79         (4.46)        (1.55)           3.26
                                               ----          ----         ------        ------           ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                              (0.12)        (0.24)        (0.21)        (0.22)          (0.28)
Distributions from net realized capital
gains...........................................---...........---         (1.52)         ----           (0.33)
                                                ---           ---         ------         ----           ------
TOTAL DISTRIBUTIONS...........................(0.12)........(0.24)        (1.73)        (0.22)          (0.51)
                                              ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD...........
                                              $27.44        $24.41        $18.86        $25.05          $26.82
                                              ------        ------        ------        ------          ------
TOTAL RETURN.............................     12.92%        31.06%       (17.95)%       (5.77)%         14.68%
                                              ------        ------       --------       -------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..
                                             $1,867.5      $1,167.7       $890.2       $1,205.5         $944.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.................................      0.57%         0.62%        0.65%          0.64%          0.70%
Net investment income....................      1.30%         1.13%        0.94%          1.04%          1.32%

PORTFOLIO TURNOVER RATE..................
                                               29.7%         37.0%        55.4%          69.7%          51.7%
---------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                              0.56%         0.62%         0.67%          0.64%           N/A

Ratio of Expenses to Average Net Assets
After Broker Rebates:
                                               N/A          0.61%         0.63%           N/A            N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Rounds  to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.








Lord Abbett Mid-Cap Value Portfolio*
Class A


                                          For the Years Ended December 31,

                                           2004(a)       2003(a)        2002(a)        2001(a)           2000
                                           -------       -------        -------        -------           ----
NET ASSET VALUE, BEGINNING OF PERIOD...
                                            $17.80        $14.41        $16.64         $16.92           $11.17
                                            ------        ------        ------         ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income..................      0.17          0.15          0.16           0.14             0.08
Net realized and unrealized gains......
                                             4.25          3.62         (1.71)          1.14             5.79
                                             ----          ----         ------          ----             ----
TOTAL FROM INVESTMENT OPERATIONS.......

                                             4.42          3.77         (1.55)          1.28             5.87
                                             ----          ----         ------          ----             ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                            (0.10)        (0.11)        (0.07)         (0.08)           (0.04)
Distributions from net realized
capital gains...............................(0.48)........(0.27)        (0.61)         (1.48)           (0.08)
                                            ------        ------        ------         ------           ------
TOTAL DISTRIBUTIONS.........................(0.58)........(0.38)        (0.68)         (1.56)           (0.12)
                                            ------        ------        ------         ------           ------
NET ASSET VALUE, END OF PERIOD.........
                                            $21.64        $17.80        $14.41         $16.64           $16.92
                                            ------        ------        ------         ------           ------
TOTAL RETURN...........................     24.82%        26.15%        (9.31)%         8.10%           52.87%
                                            ------        ------        -------         -----           ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)

                                            $125.1        $90.8          $74.0          $75.1            $60.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...............................     0.78%         0.83%          0.89%          0.92%            1.26%
Net investment income..................     0.86%         0.98%          1.04%          0.86%            0.79%
PORTFOLIO TURNOVER RATE................
                                            19.7%         18.8%          29.0%          40.0%            66.4%
----------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                             N/A         0.82%**         0.90%          0.94%             N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Mid-Cap Value Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Mid-Cap Value Portfolio.

** Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A      Not applicable

(a) Net investment income per share calculated using average shares outstanding.







MFS Research International Portfolio
Class A

                                       For the Years Ended December 31,
                                                                                    For the period from May 1,
                                                                                       2001 (commencement of

                                                                                       operations)
                                                                                       to
                                                                                       December
                                                                                       31,
                                                                                       2001(a)
                                  2004(a)          2003(a)            2002(a)
                                  -------          -------            -------

NET ASSET VALUE, BEGINNING
OF PERIOD....................

                                   $9.81            $7.49              $8.48                   $9.55
                                   -----            -----              -----                   -----

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income (loss).
                                   0.08             0.06               0.06                   (0.01)

Net realized and unrealized
gains (losses)...............
                                   1.85             2.34              (1.04)                  (1.04)
                                   ----             ----              ------                  ------

TOTAL FROM INVESTMENT
OPERATIONS...................
                                   1.93             2.40              (0.98)                  (1.05)
                                   ----             ----              ------                  ------

DISTRIBUTIONS:

Dividends from net
investment income..........         ---            (0.08)             (0.01)                  (0.02)

Distributions from net
realized capital gains....         (0.02)            ---                ---                     ---
                                  ------             ---                ---                     ---

TOTAL DISTRIBUTIONS........
                                  (0.02)           (0.08)             (0.01)                  (0.02)
                                  ------           ------             ------                  ------

NET ASSET VALUE, END OF
PERIOD.......................
                                  $11.72            $9.81              $7.49                   $8.48
                                  ------            -----              -----                   -----

TOTAL RETURN.................     19.72%           32.20%            (11.52)%                (11.04)%+
                                  ------           ------            --------                --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
(In millions)................     $304.0            $67.3              $9.4                    $3.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.....................      1.06%            1.09%              1.00%                  1.00%++

Net investment income (loss).
                                   0.75%            0.68%              0.73%                 (0.01)%++

PORTFOLIO TURNOVER RATE......
                                   98.5%            99.0%             114.1%                  133.6%+

------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:

                                   0.94%               1.11%                  1.86%               5.08%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                            N/A                1.09%                  1.00%                 N/A

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.




Neuberger Berman Real Estate Portfolio
Class A

                                                For the period from April
                                                30, 2004 (commencement of
                                               operations) to December 31,
                                                         2004(a)



NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income........................              0.55

Net realized and unrealized gains............              2.42
                                                           ----

TOTAL FROM INVESTMENT OPERATIONS.............
                                                           2.97

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                          (0.22)

Distributions from net realized capital gains.................
                                                          (0.28)

TOTAL DISTRIBUTIONS.......................................(0.50)
                                                          ------

NET ASSET VALUE, END OF PERIOD...............
                                                          $12.47

TOTAL RETURN.................................             29.73%
                                                          ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)......
                                                          $77.1

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.....................................             0.84%+

Net investment income........................             6.76%+

PORTFOLIO TURNOVER RATE......................            52.3%++

---------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                                  0.84%+

+........Annualized

++.......Non-annualized

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Total Return Portfolio

Class A

                                        For the Years Ended December 31,

                                                                                     For the period from May 1,
                                                                                        2001 (commencement of

                                                                                        operations)
                                                                                        to
                                                                                        December
                                                                                        31,
                                                                                        2001(a)
                                      2004(a)          2003(a)          2002(a)
                                      -------          -------          -------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.61          $11.34           $10.35                 $10.03
                                       ------          ------           ------                 ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.20            0.28             0.33                   0.27
Net realized and unrealized gains
                                        0.40            0.23             0.66                   0.40
                                        ----            ----             ----                   ----
TOTAL FROM INVESTMENT OPERATIONS.

                                        0.60            0.51             0.99                   0.67
                                        ----            ----             ----                   ----
DISTRIBUTIONS:
Dividends from net investment
income.................................(0.81)..........(0.13).            ---                  (0.20)
Distributions from net realized         ---            (0.11)             ---                  (0.15)
                                        ---            ------             ---                  ------
capital gains.................................................
TOTAL DISTRIBUTIONS...........................................
                                       (0.81)          (0.24)             ---                  (0.35)
                                       ------          ------             ---                  ------
NET ASSET VALUE, END OF PERIOD...
                                       $11.40          $11.61           $11.34                 $10.35
                                       ------          ------           ------                 ------
TOTAL RETURN.....................      5.25%            4.53%            9.57%                 6.68%+
                                       -----            -----            -----                 -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................      $578.0          $194.5           $155.0                  $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................      0.57%            0.59%            0.65%                 0.65%++
Net investment income............      1.69%            2.43%            3.06%                 3.76%++
PORTFOLIO TURNOVER RATE..........
                                       416.0%          547.1%           474.4%                 346.0%+
--------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:


                                        N/A            0.57%*           0.64%*                 1.15%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.






RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class A

                                               For the Years Ended December 31,


                                                                                                   For the period from May 1,
                                                                                                      2001 (commencement of

                                                                                                      operations)
                                                                                                      to
                                                                                                      December
                                                                                                      31,
                                                                                                      2001(a)
                                                 2004(a)            2003(a)           2002(a)
                                                 -------            -------           -------
NET ASSET VALUE, BEGINNING OF PERIOD......
                                                  $4.83              $3.06             $6.18                  $8.06
                                                  -----              -----             -----                  -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................       (0.02)              (0.04)            (0.04)                (0.04)
Net realized and unrealized gains (losses)
                                                 (0.19)               1.81             (3.08)                (1.84)
                                                 ------               ----             ------                ------
TOTAL FROM INVESTMENT OPERATIONS..........
                                                 (0.21)               1.77             (3.12)                (1.88)
                                                 ------               ----             ------                ------
NET ASSET VALUE, END OF PERIOD............
                                                  $4.62              $4.83             $3.06                  $6.18
                                                  -----              -----             -----                  -----
TOTAL RETURN..............................       (4.28%)             57.84%           (50.49)%              (23.33)%+
                                                 -------             ------           --------              --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...
                                                  $81.8              $47.2             $13.0                  $16.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................        0.96%              1.10%             1.10%                 1.10%++
Net investment loss.......................       (0.45)%            (0.89)%           (0.90)%               (0.90)%++
PORTFOLIO TURNOVER RATE...................
                                                 173.0%              313.0%            227.2%                346.9%+
-------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:
                                                   N/A               1.26%             1.73%                 3.97%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:                              N/A               1.04%             1.04%                   N/A

*........Effective May 1, 2004, the Portfolio changed its name from PIMCO
Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005,
the Portfolio changed its name to RCM Global Technology Portfolio.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.







T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                                          For the Years Ended December 31,
                                                                                         For the period from May 1,
                                                                                           2001 (commencement of

                                                                                                  operations)
                                                                                                  to
                                                                                                  December
                                                                                                  31,
                                                                                                  2001(a)
                                             2004(a)         2003(a)        2002(a)
                                             -------         -------        -------

NET ASSET VALUE, BEGINNING OF PERIOD....
                                              $6.39           $4.66          $8.37                 $9.76
                                              -----           -----          -----                 -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.....................      (0.03)          (0.02)         (0.02)                (0.02)

Net realized and unrealized gains
(losses)................................       1.19            1.75          (3.66)                (1.37)
                                               ----            ----          ------                ------

TOTAL FROM INVESTMENT OPERATIONS........
                                               1.16            1.73          (3.68)                (1.39)
                                               ----            ----          ------                ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                               ---             ---            ---                   ----

Distributions from net capital realized
gains..........................................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

TOTAL DISTRIBUTIONS............................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

NET ASSET VALUE, END OF PERIOD..........
                                              $7.55           $6.39          $4.66                 $8.37
                                              -----           -----          -----                 -----

TOTAL RETURN............................      18.15%          37.12%        (44.00)%             (14.24)%+
                                              ------          ------        --------             --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).
                                              $145.7          $34.8          $16.0                 $13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses................................      0.83%           0.91%          0.80%                0.80%++

Net investment loss.....................     (0.41)%         (0.37)%        (0.34)%              (0.35)%++

PORTFOLIO TURNOVER RATE.................
                                              51.7%           56.5%          157.2%                86.3%+

--------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by
the Manager:                                  0.90%           0.92%%         1.10%                2.35%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                          N/A            0.83%%         0.73%                  N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
            Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.





FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call
                  202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.


                              SEC FILE # 811-10183

                                  [FRONT COVER]

                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                        Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                     Lord Abbett Growth and Income Portfolio
                   Lord Abbett Growth Opportunities Portfolio
                       Lord Abbett Mid-Cap Value Portfolio
                      MFS Research International Portfolio
                     Neuberger Berman Real Estate Portfolio
                     T. Rowe Price Mid-Cap Growth Portfolio
                     Third Avenue Small Cap Value Portfolio

                           Class A and Class B Shares

                                   Prospectus

                                   May 1, 2005

 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                            PAGE

INTRODUCTION .............................................................     3
     Understanding the Trust .............................................     3
     Understanding the Portfolios ........................................     3
THE PORTFOLIOS ...........................................................     6
     Investment Summary ..................................................     6
            Met/AIM Mid Cap Core Equity Portfolio ........................     8
            Met/AIM Small Cap Growth Portfolio ...........................    12
            Janus Aggressive Growth Portfolio ............................    16
            Lord Abbett Bond Debenture Portfolio .........................    21
            Lord Abbett Growth and Income Portfolio ......................    27
            Lord Abbett Growth Opportunities Portfolio ...................    31
            Lord Abbett Mid-Cap Value Portfolio ..........................    35
            MFS Research International Portfolio .........................    39
            Neuberger Berman Real Estate Portfolio .......................    44
            T. Rowe Price Mid-Cap Growth Portfolio .......................    48
            Third Avenue Small Cap Value Portfolio .......................    53
     Primary Risks of Investing in the Portfolios ........................    57
     Additional Investment Strategies ....................................    60
     Management ..........................................................    73
     The Manager .........................................................    74
     The Advisers ........................................................    76
     Distribution Plan ...................................................    83
YOUR INVESTMENT ..........................................................    83
Shareholder Information ..................................................    83
Dividends, Distributions and Taxes .......................................    84
Sales and Purchases of Shares ............................................    85
FINANCIAL HIGHLIGHTS .....................................................    89
FOR MORE INFORMATION .....................................................   134

INTRODUCTION

      Understanding the Trust

      Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of thirty managed investment portfolios or mutual funds, only eleven of which are offered through this Prospectus (the "Portfolios"). Each of the eleven Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

      Class A and Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

      As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

      A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

      Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

      Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

      Understanding the Portfolios

      After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

      Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

      Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

      Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

                                                                                                        Higher
Before you choose a Portfolio, please consider...
                                                                                                   Risk/Reward

All of the Portfolios involve risk, but there is also the potential for                      Met-AIM Small Cap Growth Portfolio
reward. You can lose money - and you can make money. The
Portfolios are structured so that each offers a different degree of risk                      Janus Aggressive Growth Portfolio
and reward than others.

Notice the scale at the right. It covers, in the opinion of the                      Lord Abbett Growth Opportunities Portfolio
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus. Please note that the scale is
for illustration purposes only and is not meant to convey the precise                    T. Rowe Price Mid-Cap Growth Portfolio
degree of difference in risk/reward among the Portfolios.

What risk/reward level is for you? Ask yourself the following:                            Met/AIM Mid Cap Core Equity Portfolio

1.   How well do I handle fluctuations in my account value?
     The higher a Portfolio is on the risk/ reward spectrum, the more                    Third Avenue Small Cap Value Portfolio
     its price is likely to move up and down on a day to day basis. If
     this makes you uncomfortable, you may prefer an investment at                          Lord Abbett Mid-Cap Value Portfolio
     the lower end of the scale that may not fluctuate in price as
     much.                                                                                 MFS Research International Portfolio
2.   Am I looking for a higher rate of return?
     Generally, the higher the potential return, the higher
     the risk. If you find the potential to make money is                               Lord Abbett Growth and Income Portfolio
     worth the possibility of losing more, then a Portfolio at
     the higher end of the spectrum may be right for you.                                Neuberger Berman Real Estate Portfolio

                                                                                           Lord Abbett Bond Debenture Portfolio

A final note: These Portfolios are designed for long-term investment.                                 Lower

                                                                                                   Risk/Reward

THE PORTFOLIOS

      Investment Summary

Each Portfolio's summary discusses the following :

      o     Investment Objective

            What is the Portfolio's investment goal?

      o     Principal Investment Strategy

            How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

      o     Primary Risks

            What are the specific risks of investing in the Portfolio?

      o     Past Performance

            How well has the Portfolio performed over time?

      o     Fees and Expenses

            What is the cost of investing in the Portfolio?

      [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

      In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

      [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

      Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

      The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

      The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

      [Left Side:]

                      Met/AIM Mid Cap Core Equity Portfolio

      Investment Objective:

      Long-term growth of capital.

      Principal Investment Strategy:

      The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

      The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

      In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57 , any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

               ---------------------------------------------------
                 -10.73%              26.03%              14.32%

                   02                   03                  04
               ---------------------------------------------------
                        High Quarter: 2nd - 2003 +15.65%
                         Low Quarter: 3rd - 2002 -14.33%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

        ------------------------------------------------------------------------
                                  Average Annual Total
                                  Return as of 12/31/04
                                  ---------------------
                                                   Since     Inception
                                 1 Year          Inception      Date
                                 ------          ---------      ----

        Class A                  14.60%            9.14%       1/2/02
        Class B                  14.32%           11.42%       10/9/01
        Russell Midcap Index     20.22%           16.03%*
        ------------------------------------------------------------------------

*     Index performance is from 10/9/01.

[SIDE BAR:

      Portfolio Management:

      o     A I M Capital Management, Inc.
            see page 77

      o     For financial highlights
            see page 103]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

         -------------------------------------------------------------------
                                                     Class A      Class B
         -------------------------------------------------------------------
         Management Fee(1)                            0.73%        0.73%
         -------------------------------------------------------------------
         12b-1 Fees                                   None         0.25%
         -------------------------------------------------------------------
         Other Expenses                               0.10%        0.05%
         -------------------------------------------------------------------
         Total Annual Portfolio Operating Expenses    0.83%        1.03%
         Before Expense Waiver/Repayment to Manager
         -------------------------------------------------------------------
         Contractual Expense (Waiver)/Repayment to    0.02%        0.05%
         Manager*
         -------------------------------------------------------------------
         Total Annual Portfolio Operating Expenses    0.85%        1.08%
         After Expense Waiver/Repayment to Manager
         -------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.75%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

      --------------------------------------------------------------
                               Class A                 Class B
      --------------------------------------------------------------
      1 Year                     $87                    $111
      --------------------------------------------------------------
      3 Years                    $268                   $334
      --------------------------------------------------------------
      5 Years                    $464                   $576
      --------------------------------------------------------------
      10 Years                  $1,030                 $1,269
      --------------------------------------------------------------

      [Left Side:]

                       Met/AIM Small Cap Growth Portfolio

      Investment Objective:

      Long-term growth of capital.

      Principal Investment Strategy:

      The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

      The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

      In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Market capitalization risk

      o     Investment style risk

      o     Foreign investment risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

            ------------------------------------------------------
                   -27.50%          38.86%              6.43%

                     02              03                  04
            ------------------------------------------------------
                        High Quarter: 2nd - 2003 +20.75%
                        Low Quarter: 3rd - 2002 -18.43%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    -------------------------------------------------------------------------
                                          Average Annual Total
                                          Return as of 12/31/04
                                          ---------------------
                                                     Since        Inception
                                   1 Year          Inception         Date
                                   ------          ---------         ----

    Class A                         6.73%            2.71%          1/2/02
    Class B                         6.43%            7.79%         10/9/01
    Russell 2000 Index             18.33%           16.68%*
    Russell 2000 Growth Index      48.54%           11.00%*
    -------------------------------------------------------------------------

*     Index performance is from 10/9/01.

[SIDE BAR:

      Portfolio Management:

      o     A I M Capital Management, Inc.
            see page 77

      o     For financial highlights
            see page 94]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   ---------------------------------------------------------------------------
                                                     Class A         Class B
                                                     -------         -------
   ---------------------------------------------------------------------------
   Management Fee(1)                                  0.90%           0.90%
   ---------------------------------------------------------------------------
   12b-1 Fees                                         None            0.25%
   ---------------------------------------------------------------------------
   Other Expenses                                     0.12%           0.08%
   ---------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses          1.02%           1.23%
   Before Expense Waiver/ Repayment to
   Manager
   ---------------------------------------------------------------------------
   Contractual Expense (Waiver)/Repayment to          0.01%           0.06%
   Manager*
   ---------------------------------------------------------------------------
   Total Annual Portfolio Operating Expenses          1.03%           1.29%
   After Expense Waiver/Repayment to Manager
   ---------------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.90%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.05% and 1.30%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-------------------------------------------------------------------------
                                 Class A                Class B
                                 -------                -------
-------------------------------------------------------------------------
1 Year                             $106                  $132
-------------------------------------------------------------------------
3 Years                            $327                  $399
-------------------------------------------------------------------------
5 Years                            $567                  $685
-------------------------------------------------------------------------
10 Years                          $1,254                $1,501
-------------------------------------------------------------------------

[Left Side:]

                        Janus Aggressive Growth Portfolio

Investment Objective:

      The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

      The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

      The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

      The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

      Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

      The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Interest rate risk

      o     Credit risk

      o     High yield debt security risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

      Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

             -----------------------------------------------------
               -27.83%              30.90%              8.44%

                 02                   03                 04
             -----------------------------------------------------
                        High Quarter: 2nd - 2003 +12.90%
                         Low Quarter: 3rd - 2002 -16.13%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index the measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     --------------------------------------------------------------------
                                  Average Annual Total
                                  Return as of 12/31/04
                                  ---------------------
                                            Since         Inception
                          1 Year          Inception          Date
                          ------          ---------          ----

     Class A               8.82%            0.95%           1/2/02
     Class B               8.44%           -6.88%          2/12/01
     S&P 500 Index        10.87%           -1.41%*
     --------------------------------- ----------------------------------

*     Index performance is from 2/28/01.

[SIDE BAR:

      Portfolio Management:

      o     Janus Capital Management LLC
            see page 78

      o     For financial highlights
            see page 98]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      ------------------------------------------------------------------------
                                                    Class A       Class B
                                                    -------       -------
      ------------------------------------------------------------------------
      Management Fee(1)                              0.68%         0.68%
      ------------------------------------------------------------------------
      12b-1 Fees                                     None          0.25%
      ------------------------------------------------------------------------
      Other Expenses                                 0.09%         0.07%
      ------------------------------------------------------------------------
      Total Annual Portfolio Operating Expenses      0.77%         1.00%
      Before Expense Waiver/Repayment to Manager
      ------------------------------------------------------------------------
      Contractual Expense (Waiver)/Repayment to      0.05%         0.07%
      Manager*
      ------------------------------------------------------------------------
      Total Annual Portfolio Operating Expenses      0.82%         1.07%
      After Expense Waiver/Repayment to Manager
      ------------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.76%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

---------------------------------------------------------------------
                              Class A                Class B
                              -------                -------
---------------------------------------------------------------------
1 Year                          $84                   $110
---------------------------------------------------------------------
3 Years                         $252                  $327
---------------------------------------------------------------------
5 Years                         $434                  $562
---------------------------------------------------------------------
10 Years                        $962                 $1,236
---------------------------------------------------------------------

      [Left Side:]

                      Lord Abbett Bond Debenture Portfolio

      Investment Objective:

      To provide high current income and the opportunity for capital appreciation to produce a high total return.

      Principal Investment Strategy:

      Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

      The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

      The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

      Capital appreciation may be obtained by investing in:

      o debt securities when the trend of interest rates is expected to be down

      o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

      o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

      o     equity securities

      The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

      The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57 any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Interest rate risk

      o     Credit risk

      o     High yield debt security risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

      The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

-----------------------------------------------------------------------------------------------------------------
15.63%           6.26%         3.40%         0.87%         3.76%         -0.39%        19.52%        8.43%

97               98            99            00            01            02            03            04
-----------------------------------------------------------------------------------------------------------------

                         High Quarter: 2nd -2003 + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

       --------------------------------------------------------------------------------
                            Average Annual Total Return as of 12/31/04
                       ------------------------------------------------------

                                                                 Since     Inception
                                       1 Year       5 Year     Inception      Date
                                       ------       ------     ---------

                       ------------------------------------------------------
       Class A                          8.43%        6.20%       7.93%        5/1/96
       Class B                          8.17%          --        7.11%        4/3/01
       Credit Suisse First Boston      11.96%        8.17%       7.96%*
          High Yield Index
       Lehman Aggregate Bond Index      4.34%        7.71%       7.14%*
       --------------------------------------------------------------------------------

*     Index performance is from 5/1/96.

[SIDE BAR:

      Portfolio Management:

      o     Lord, Abbett & Co.C
            see page 78

      o     For financial highlights
            see page 102]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   --------------------------------------------------------------------------
                                            Class A             Class B
                                            -------             -------
   --------------------------------------------------------------------------
   Management Fee(1)                         0.52%               0.52%
   --------------------------------------------------------------------------
   12b-1 Fees                                 None               0.25%
   --------------------------------------------------------------------------
   Other Expenses                            0.06%               0.06%
   --------------------------------------------------------------------------
   Total Annual Portfolio Operating          0.58%               0.83%
   Expenses
   --------------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-------------------------------------------------------------------------------
                                    Class A                       Class B
                                    -------                       -------
-------------------------------------------------------------------------------
1 Year                                $59                           $85
-------------------------------------------------------------------------------
3 Years                               $186                         $266
-------------------------------------------------------------------------------
5 Years                               $325                         $462
-------------------------------------------------------------------------------
10 Years                              $727                        $1,029
-------------------------------------------------------------------------------

[Left Side:]

                     Lord Abbett Growth and Income Portfolio

      Investment Objective:

      To achieve long-term growth of capital and income without excessive fluctuation in market value.

      Principal Investment Strategy:

      To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

      In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57 any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Market capitalization risk

      o     Investment style risk

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

      The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

---------------------------------------------------------------------------------------------------------------------------------
29.82%          19.45%       24.31%        12.87%       16.56%       14.68%        -5.77%       -17.95%       31.06%       12.92%

95              96           97            98           99           00            01           02            03           04
---------------------------------------------------------------------------------------------------------------------------------

                        High Quarter 2nd - 2003 + 17.86%
                        Low Quarter: 3rd - 2002 - 19.80%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                    Average Annual Total Return as of 12/31/04

                        1 Year        5 Year        10 Year     Inception Date
                        ------        ------        -------     --------------
 Class A                12.92%         5.58%         12.81%         12/11/89
 Class B                12.65%           --             --          3/22/01
 S&P 500 Index          10.87%         -2.30%        12.07%
 -------------------------------------------------------------------------------

[SIDE BAR:

      Portfolio Management:

      o     Lord, Abbett & Co. LLC
            see page 78

      o     For financial highlights
            see page 106]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   --------------------------------------------------------------------------
                                            Class A               Class B
                                            -------               -------
   --------------------------------------------------------------------------
   Management Fee                            0.52%                 0.52%
   --------------------------------------------------------------------------
   12b-1 Fees                                None                  0.25%
   --------------------------------------------------------------------------
   Other Expenses                            0.05%                 0.05%
   --------------------------------------------------------------------------
   Total Annual Portfolio Operating          0.57%                 0.82%
   Expenses
   --------------------------------------------------------------------------

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

---------------------------------------------------------------------------
                                Class A                      Class B
                                -------                      -------
---------------------------------------------------------------------------
1 Year                            $58                          $84
---------------------------------------------------------------------------
3 Years                           $181                        $258
---------------------------------------------------------------------------
5 Years                           $315                        $448
---------------------------------------------------------------------------
10 Years                          $704                        $995
---------------------------------------------------------------------------

      [Left Side:]

                   Lord Abbett Growth Opportunities Portfolio

      Investment Objective:

      Capital appreciation.

      Principle Investment Strategy:

      The Portfolio invests normally at least 65% of its net assets in equity securities of mid-sized companies. A mid-sized company is defined as a company having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell Midcap Index, a widely used benchmark for mid-cap stock performance, as of July 1, 2004. As of such date, the market capitalization range of the Russell Midcap Index was approximately $450 million to $12 billion. This market capitalization range will vary in response to changes in the market over time. The Portfolio uses a growth style of investing which means that the Adviser favors companies that show the potential for strong revenue and earnings growth.

      Typically, in choosing stocks, the Adviser looks for mid-sized companies using:

      o fundamental research to identify companies likely to produce superior returns over a two to five year time frame, by analyzing the dynamics in each company within its industry and within the economy

      o quantitative research to identify companies with superior growth possibilities

      The Portfolio may also invest in equity securities such as convertible securities warrants, American Depositary Receipts and similar instruments.

[Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57 any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ---------------------------------------------------
               -24.41%             35.70%              12.45%

                  02                 03                  04
              ---------------------------------------------------

                        High Quarter: 2nd - 2003 +17.43%
                        Low Quarter: 3rd - 2002 -15.77%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index. The Russell Midcap Growth Index is an unmanaged index which measures the performance of those companies in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap Index is an unmanaged index which measures the performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.3 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                  Average Annual Total Return as of 12/31/04
                                  ------------------------------------------

                                  1 Year     Since Inception     Inception Date
                                  ------     ---------------     --------------
Class A                           12.76%          2.34%              5/1/01
Class B                           12.45%          0.76%              2/12/01
Russell Midcap Growth Index       15.48%         -0.37%*
--------------------------------------------------------------------------------

*     Index performance is from 2/12/01.

[SIDE BAR:

Portfolio Management:

      o     Lord, Abbett & Co. LLC
            see page 78

      o     For financial highlights
            see page 110]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

 -----------------------------------------------------------------------------
                                              Class A            Class B
                                              -------            -------
 -----------------------------------------------------------------------------
 Management Fee                                0.70%              0.70%
 -----------------------------------------------------------------------------
 12b-1 Fees                                    None               0.25%
 -----------------------------------------------------------------------------
 Other Expenses                                0.25%              0.25%
 -----------------------------------------------------------------------------
 Total Annual Portfolio Operating              0.95%              1.20%
 Expenses Before Expense Waiver/
 Repayment to Manager
 -----------------------------------------------------------------------------
 Contractual Expense (Waiver)/ Repayment      (0.05)%            (0.05)%
 to Manager*
 -----------------------------------------------------------------------------
 Total Annual Portfolio Operating              0.90%              1.15%
 Expenses After Expense Waiver/
 Repayment to Manager
 -----------------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

---------------------------------------------------------------------
                              Class A                 Class B
                              -------                 -------
---------------------------------------------------------------------
1 Year                          $92                    $118
---------------------------------------------------------------------
3 Years                         $299                   $378
---------------------------------------------------------------------
5 Years                         $523                   $658
---------------------------------------------------------------------
10 Years                       $1,166                 $1,457
---------------------------------------------------------------------

      [Left Side:]

                       Lord Abbett Mid-Cap Value Portfolio

      Investment Objective:

      The Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

      Principal Investment Strategy:

      Under normal circumstances, at least 80% of the Portfolio's net assets will consist of investments in mid-sized companies, with market capitalizations of roughly $500 million to $10 billion. This market capitalization may vary in response to changes in the markets.

      The Portfolio normally will be diversified among many issues representing many different industries. Selection of stocks is based on appreciation potential, without regard to current income. The Portfolio invests primarily in common stocks, including convertible securities, in companies with good prospects for improvement in earnings trends or asset values that are not yet fully recognized in the investment community. This potential for improvement may derive from such factors as:

      o     changes in the economic and financial environment

      o     new or improved products or services

      o     new or rapidly expanding markets

      o     changes in management or structure of the company

      o     price increases due to shortages of resources or productive capacity

      o improved efficiencies resulting from new technologies or changes in distribution

      o changes in governmental regulations, political climate or competitive conditions

      The companies represented in the Portfolio will have a strong or, in the perception of the Adviser, an improving financial position. At the time of purchase, the stocks may be largely neglected by the investment community or, if widely followed, they may be out of favor or at least controversial.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Mid-Cap Value Portfolio, a series of Cova Series Trust, which commenced operations on August 20, 1997) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

      The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

---------------------------------------------------------------------------------------------------
1.11%          5.71%          52.87%        8.10%         -9.31%        26.15%        24.82%

98             99             00            01            02            03            04
---------------------------------------------------------------------------------------------------

                        High Quarter: 2nd - 1999 + 16.83%
                        Low Quarter: 3rd - 1998 - 17.02%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Russell Midcap Index, a widely recognized unmanaged index measuring the broad market performance of the 800 smallest companies in the Russell 1000 Index which represents approximately 24% of the total market capitalization of the Russell 1000 Index, and with the S&P Mid Cap 400/Barra Value Index, a market capitalization-weighted index of the stocks in the S&P Mid Cap 400 Index having low price-to-book ratios. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 -------------------------------------------------------------------------------
                      Average Annual Total Return as of 12/31/04

                             --------------------------------------------------
                                                           Since      Inception
                               1 Year      5 Year        Inception       Date
                               ------      ------        ---------       ----

 Class A                       24.82%      18.74%          14.12%       8/20/97
 Class B                       24.50%         --           12.94        4/3/01
 Russell Midcap Index          20.22%      7.59%           7.59%*
 S&P Mid Cap 400/Barra
 Value Index                   18.93%      15.47%         12.93%**
 -------------------------------------------------------------------------------

*     Index performance is from 8/20/97.

**    Index performance is from 8/1/97.

[SIDE BAR:

      Portfolio Management:

      o     Lord, Abbett & Co. LLC
            see page 79

      o     For financial highlights
            see page 114]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      --------------------------------------------------------------------
                                            Class A           Class B
                                            -------           -------
      --------------------------------------------------------------------
      Management Fee                         0.70%             0.70%
      --------------------------------------------------------------------
      12b-1 Fees                             None              0.25%
      --------------------------------------------------------------------
      Other Expenses                         0.08%             0.08%
      --------------------------------------------------------------------
      Total Annual Portfolio Operating       0.78%             1.03%
      Expenses
      --------------------------------------------------------------------

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-----------------------------------------------------------------
                           Class A                Class B
                           -------                -------
-----------------------------------------------------------------
1 Year                       $80                   $106
-----------------------------------------------------------------
3 Years                      $250                  $329
-----------------------------------------------------------------
5 Years                      $435                  $571
-----------------------------------------------------------------
10 Years                     $969                 $1,264
-----------------------------------------------------------------

      [Left Side:]

                      MFS Research International Portfolio

Investment Objective:

      The Portfolio's investment objective is capital appreciation.

Principal Investment Strategy:

      The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

      The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

      In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ----------------------------------------------------
               -11.80%                 32.04%               19.56%

                  02                     03                   04
              ----------------------------------------------------
                        High Quarter: 4th - 2003 +15.97%
                         Low Quarter: 3rd - 2002 -14.58%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    ----------------------------------------------------------------------
                               Average Annual Total
                               Return as of 12/31/04
                               ---------------------
                                         Since               Inception
                       1 Year          Inception               Date
                       ------          ---------               ----

    Class A            19.92%            6.17%                5/1/01
    Class B            19.56%            4.39%                2/12/01
    MSCI EAFE Index    20.70%           3.95%*
    ------------------------------- ---------------- ---------------------

*     Index performance is from 2/12/01.

[SIDE BAR:

      Portfolio Management:

      o Massachusetts Financial Services Company see page 79

      o     For financial highlights
            see page 118]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    --------------------------------------------------------------------------
                                                  Class A         Class B
                                                  -------         -------
    --------------------------------------------------------------------------
    Management Fee                                 0.77%           0.77%
    --------------------------------------------------------------------------
    12b-1 Fees                                     None            0.25%
    --------------------------------------------------------------------------
    Other Expenses                                 0.17%           0.16%
    --------------------------------------------------------------------------
    Total Annual Portfolio Operating Expenses      0.94%           1.18%
    Before Expense Waiver/Repayment to Manager
    --------------------------------------------------------------------------
    Contractual Expense (Waiver)/Repayment to      0.06%           0.07%
    Manager*
    --------------------------------------------------------------------------
    Total Annual Portfolio Operating Expenses      1.00%           1.25%
    After Expense Waiver/Repayment to Manager
    --------------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.00% and 1.25%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 1.10% and 1.35%, respectively.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

------------------------------------------------------------------------------
                                   Class A                        Class B
------------------------------------------------------------------------------
1 Year                              $103                          $128
------------------------------------------------------------------------------
3 Years                             $307                          $384
------------------------------------------------------------------------------
5 Years                             $528                          $659
------------------------------------------------------------------------------
10 Years                           $1,164                        $1,444
------------------------------------------------------------------------------

      [Left Side:]

                     Neuberger Berman Real Estate Portfolio

      Investment Objective:

      To provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

      Principal Investment Strategy:

      The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Portfolio defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITS are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code. REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole.

      REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

      The Portfolio may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of these, deemed by the Portfolio's Adviser to be of comparable quality.

      The Portfolio's Adviser makes investment decisions through a fundamental analysis of each company. The Adviser reviews each company's current financial condition and industry position, as well as economic and market conditions. In doing so, it evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors. The Adviser believes that its investment approach is distinct in that it uses an objective combination of traditional securities analysis and direct real estate analysis, while placing great emphasis upon the property sector weightings. The Adviser generally adheres to a strict valuation methodology - price to net asset value per share, cash flow multiple versus growth rate and relative valuation - which guide the Adviser's buy and sell decisions.

      The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Real estate investment risk

      o     Interest rate risk

      o     Credit risk

      o     High yield debt security risk

      o     Market capitalization risk

      o     Investment style risk

      In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Prior Performance:

      The Portfolio commenced operations on April 30, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 122. For information on Neuberger Berman Management, Inc.'s prior performance with a comparable fund, see page 80.

SIDE BAR:

      Portfolio Management:

      o     Neuberger Berman Management, Inc.
            see page 80

Fees and Expenses:

      This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

      -----------------------------------------------------------------------
                                                   Class A          Class B
      -----------------------------------------------------------------------
      Management Fee                                0.70%            0.70%
      -----------------------------------------------------------------------
      12b-1 Fees                                     None            0.25%
      -----------------------------------------------------------------------
      Other Expenses                                0.14%            0.03%
      -----------------------------------------------------------------------
      Total Annual Portfolio Operating Expenses     0.84%            0.98%
      Before Expense Waiver/Repayment to Manager
      -----------------------------------------------------------------------
      Contractual Expense (Waiver)/Repayment to       --               --
      Manager*
      -----------------------------------------------------------------------
      Total Annual Portfolio Operating Expenses     0.84%            0.98%
      After Expense Waiver/ Repayment to Manager
      -----------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

    ----------------------------------------------------------------------
                                   Class A                Class B
    ----------------------------------------------------------------------
    1 Year                           $86                    $100
    ----------------------------------------------------------------------
    3 Years                         $269                    $314
    ----------------------------------------------------------------------
    5 Years                         $468                    $544
    ----------------------------------------------------------------------
    10 Years                       $1,040                  $1,206
    ----------------------------------------------------------------------

      [Left Side:]

                              T. Rowe Price Mid-Cap

Growth Portfolio

Investment Objective:

      Long-term growth of capital.

      Principal Investment Strategy:

      The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

      In selecting investments, the Adviser generally favors companies that:

            o     have proven products or services;

            o     have a record of above-average earnings growth;

            o     have demonstrated potential to sustain earnings growth;

            o     operate in industries experiencing increasing demand; or

            o have stock prices that appear to undervalue their growth prospects.

      In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

      While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's objectives. Investments in futures and options, if any, are subject to additional volatility and potential losses. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

      While most assets will be invested in U.S. common stocks, other securities may also be purchased including foreign stocks.

      The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the

Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

             -----------------------------------------------------
              -44.04%                36.64%               17.82%

                 02                    03                   04
             -----------------------------------------------------
                        High Quarter: 2nd - 2003 +19.34%
                         Low Quarter: 2nd - 2002 -30.65%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     -------------------------------------------------------------------------
                                              Average Annual Total
                                              Return as of 12/31/04
                                              ---------------------
                                                        Since     Inception
                                      1 Year          Inception      Date
                                      ------          ---------      ----

     Class A                          18.15%           -6.61%       5/1/01
     Class B                          17.82%           -7.09%       2/12/01
     Russell Midcap Growth Index      15.47%           -0.37%*
     -------------------------------------------------------------------------

*     Index performance is from 2/12/01.

[SIDE BAR:

      Portfolio Management:

      o     T. Rowe Price Associates, Inc.
            see page 81

      o     For financial highlights
            see page 126]

For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 81

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      ----------------------------------------------------------------------
                                               Class A           Class B
                                               -------           -------
      ----------------------------------------------------------------------
      Management Fee                            0.75%             0.75%
      ----------------------------------------------------------------------
      12b-1 Fees                                None              0.25%
      ----------------------------------------------------------------------
      Other Expenses                            0.08%             0.07%
      ----------------------------------------------------------------------
      Total Annual Portfolio Operating          0.83%             1.07%
      Expenses Before Expense Waiver/
      Repayment to Manager
      ----------------------------------------------------------------------
      Contractual Expense (Waiver)/Repayment    0.07%             0.08%
      to Manager*
      ----------------------------------------------------------------------
      Total Annual Portfolio Operating          0.90%             1.15%
      Expenses After Expense
      Waiver/Repayment to Manager
      ----------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 0.95% and 1.20%, respectively. In addition, the Manager has agreed that any subadvisory fee waivers received from the Portfolio's Adviser commencing February 17, 2005 will be passed on to the Portfolio in the form of a voluntary fee waiver.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

---------------------------------------------------------------------------
                                    Class A                    Class B
                                    -------                    -------
---------------------------------------------------------------------------
1 Year                                $92                       $118
---------------------------------------------------------------------------
3 Years                               $273                      $350
---------------------------------------------------------------------------
5 Years                               $469                      $601
---------------------------------------------------------------------------
10 Years                             $1,035                    $1,318
---------------------------------------------------------------------------

[Left Side:]

                     Third Avenue Small Cap Value Portfolio

Investment Objective:

      The Portfolio seeks long-term capital appreciation.

      Principal Investment Strategy:

      The Portfolio seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Portfolio expects to invest as least 80% of its net assets in equity securities of small companies. The Portfolio considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of the investment. The Portfolio may continue to hold or buy additional stock in a company that exceeds this range if the stock remains attractive. The Portfolio may also invest up to 25% of its total assets in foreign securities.

      The Portfolio adheres to a strict value discipline in selecting investments. The Portfolio's Adviser identifies investment opportunities through intensive research of individual companies and generally does not focus on stock market conditions and other macro factors. The Portfolio may seek investments in the securities of companies in industries that are temporarily depressed. The Portfolio follows a strategy of "buy and hold." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

      The Portfolio is non-diversified, which means that the Portfolio may have fewer investments than diversified mutual funds of comparable size.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 57, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Market capitalization risk

      o     Investment style risk

      o     Foreign investment risk

      In addition, because the Portfolio may invest in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for the full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              -----------------------------------------------------
                      41.41%                           26.50%

                        03                               04
              ------------------------------------------------------
                        High Quarter: 2nd - 2003 +18.25%
                         Low Quarter: 1st - 2003 -3.38%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell 2000 Value Index, an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

-----------------------------------------------------------------------------
                                        Average Annual Total
                                        Return as of 12/31/04
                                        ---------------------
                                                  Since          Inception
                                 1 Year         Inception          Date
                                 ------         ---------          ----

Class A                          26.81%           16.18%          5/1/02
Class B                          26.50%           15.98%          5/1/02
Russell 2000 Value Index         22.25%           13.21%
-----------------------------------------------------------------------------

      For information on Third Avenue Management LLC's prior performance with a comparable fund, see page 82.

[SIDE BAR:

      Portfolio Management:

      o     Third Avenue Management LLC
            see page 82

      o     For financial highlights
            see page 130.]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

For information on Third Avenue Management LLC's prior performance with a comparable fund, see page 82.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      --------------------------------------------------------------------
                                               Class A        Class B
                                               -------        -------
      --------------------------------------------------------------------
      Management Fee                            0.75%          0.75%
      --------------------------------------------------------------------
      12b-1 Fees                                None           0.25%
      --------------------------------------------------------------------
      Other Expenses                            0.12%          0.07%
      --------------------------------------------------------------------
      Total Annual Portfolio Operating          0.87%          1.07%
      Expenses Before Expense Waiver/
      Repayment to Manager
      --------------------------------------------------------------------
      Contractual Expense (Waiver)/Repayment     ---            ---
      to Manager*
      --------------------------------------------------------------------
      Total Annual Portfolio Operating          0.87%          1.07%
      Expenses After Expense Waiver/
      Repayment to Manager
      --------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-------------------------------------------------------------------------------
                                      Class A                   Class B
                                      -------                   -------
-------------------------------------------------------------------------------
1 Year                                  $89                      $110
-------------------------------------------------------------------------------
3 Years                                 $279                     $342
-------------------------------------------------------------------------------
5 Years                                 $484                     $593
-------------------------------------------------------------------------------
10 Years                               $1,076                   $1,311
-------------------------------------------------------------------------------

      Primary Risks of Investing in the Portfolios

      One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

      A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

      Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

      The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

      Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

      The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

      High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

      You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

      Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

      o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

      o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

      o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

      o     Foreign markets may be less liquid and more volatile than U.S.
            markets.

      o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

      o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

      Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

      Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

      Although the Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

      The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

      In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.

      Additional Investment Strategies

      In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

------------------------------------------------------------------------------------------------------------------------------------
                Met/AIM   Met/AIM     Janus     Lord      Lord       Lord        Lord        MFS      Neuberger             Third
                Mid Cap    Small    Aggressive  Abbett   Abbett     Abbett      Abbett     Research     Berman   T. Rowe    Avenue
                  Core      Cap       Growth    Bond     Growth     Growth      Mid-Cap  International   Real     Price     Small
                 Equity    Growth   Portfolio Debenture   and    Opportunities   Value     Portfolio    Estate   Mid-Cap     Cap
                Portfolio Portfolio           Portfolio  Income    Portfolio   Portfolio              Portfolio   Growth     Value
                                                        Portfolio                                                Portfolio Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Brady Bonds

------------------------------------------------------------------------------------------------------------------------------------
Collateralized                                   X                                                                             X
Mortgage
Obligations

------------------------------------------------------------------------------------------------------------------------------------
Convertible        X         X         X         X         X            X           X           X                   X          X
Securities

------------------------------------------------------------------------------------------------------------------------------------
Depositary         X         X         X         X         X            X           X           X                   X          X
Receipts

------------------------------------------------------------------------------------------------------------------------------------
Derivatives:
Options            X         X         X                                                        X                   X
Futures            X         X                                                                  X                   X

------------------------------------------------------------------------------------------------------------------------------------
Direct
Participation
in Corporate
Loans

------------------------------------------------------------------------------------------------------------------------------------
Dollar Roll
Transactions

------------------------------------------------------------------------------------------------------------------------------------
Foreign                                X                                                        X                   X          X
Currency
Transactions

------------------------------------------------------------------------------------------------------------------------------------
Foreign Debt                           X         X                      x       x               X                   X          X
Securities

------------------------------------------------------------------------------------------------------------------------------------
Foreign            X         X         X         X         X                                    X                   X          X
Equity
Securities

------------------------------------------------------------------------------------------------------------------------------------
Forward                                X         X                                              X         X         X
Commitments,
When-Issued
and Delayed
Delivery
Securities

------------------------------------------------------------------------------------------------------------------------------------
High Quality       X         X         X         X                                              X         X         X
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed by
Bank Holding
Companies in
the U.S.,
their
Subsidiaries
and Foreign
Branches or
of the World
Bank;
Variable
Amount Master
Demand Notes
and Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Met/AIM   Met/AIM     Janus     Lord      Lord       Lord        Lord        MFS      Neuberger             Third
                Mid Cap    Small    Aggressive  Abbett   Abbett     Abbett      Abbett     Research     Berman   T. Rowe    Avenue
                  Core      Cap       Growth    Bond     Growth     Growth      Mid-Cap  International   Real     Price     Small
                 Equity    Growth   Portfolio Debenture   and    Opportunities   Value     Portfolio    Estate   Mid-Cap     Cap
                Portfolio Portfolio           Portfolio  Income    Portfolio   Portfolio              Portfolio   Growth     Value
                                                        Portfolio                                                Portfolio Portfolio

------------------------------------------------------------------------------------------------------------------------------------
High                                   X         X                                                        X
Yield/High
Risk Debt
Securities

------------------------------------------------------------------------------------------------------------------------------------
Hybrid                                 X                                                                            X
Instruments

------------------------------------------------------------------------------------------------------------------------------------
Illiquid  and                          X                                                        X         X         X          X
Restricted
Securities

------------------------------------------------------------------------------------------------------------------------------------
Indexed                                X                                                        X
Securities

------------------------------------------------------------------------------------------------------------------------------------
Interest Rate
Transactions

------------------------------------------------------------------------------------------------------------------------------------
Investment                             X         X                                              X         X         X
Grade Debt
Securities

------------------------------------------------------------------------------------------------------------------------------------
Investments                            X                            x                           X                   X          X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies

------------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed                                  X                                              X                              X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds

------------------------------------------------------------------------------------------------------------------------------------
Municipal
Securities

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                Met/AIM   Met/AIM     Janus     Lord     Lord        Lord        Lord        MFS      Neuberger             Third
                Mid Cap    Small    Aggressive  Abbett   Abbett     Abbett      Abbett     Research     Berman   T. Rowe   Avenue
                  Core      Cap       Growth    Bond     Growth     Growth      Mid-Cap  International   Real     Price     Small
                 Equity    Growth   Portfolio Debenture   and    Opportunities   Value     Portfolio    Estate   Mid-Cap     Cap
                Portfolio Portfolio           Portfolio  Income    Portfolio   Portfolio              Portfolio   Growth     Value
                                                        Portfolio                                                Portfolio Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Non-mortgage
Asset-backed
Securities

------------------------------------------------------------------------------------------------------------------------------------
PIK                                    X         X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds

------------------------------------------------------------------------------------------------------------------------------------
Preferred          X         X         X         X         X            X           X           X         X         X          X
Stocks

------------------------------------------------------------------------------------------------------------------------------------
Real Estate        X         X         X                                                        X         X         X          X
Investment
Trusts

------------------------------------------------------------------------------------------------------------------------------------
Repurchase                                       X         X            X           X                               X          X
Agreements

------------------------------------------------------------------------------------------------------------------------------------
Reverse                                          X         X            X           X                                          X
Repurchase
Agreements

------------------------------------------------------------------------------------------------------------------------------------
Rights and                             X         X         X            X       X               X         X         X
Warrants

------------------------------------------------------------------------------------------------------------------------------------
Securities         X         X         X         X         X            X       X               X                   X          X
Loans

------------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                                                     X
(Against the
Box)

------------------------------------------------------------------------------------------------------------------------------------
Structured                                                                                                          X
Notes

------------------------------------------------------------------------------------------------------------------------------------
U.S.               X         X         X         X                                              X         X         X          X
Government
Securities
------------------------------------------------------------------------------------------------------------------------------------

      Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

      Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

      CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

      Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

      Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

      Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

      These instruments are subject to market risk and foreign investment risk.

      Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

      Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

      Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

      Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

      Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

      Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

      Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

      The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

      Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

      If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

      Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

      These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

      Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

      Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

      Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

      Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

      Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

      High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

      Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

      Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

      These instruments are subject to credit risk, interest rate risk and foreign investment risk.

      High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Corporation ("S&P") and Ba or lower by Moody's Investors Services, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

      High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

      Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

      Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

      Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

      If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

      Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

      There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

      Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

      Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

      Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

      These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

      Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

      Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

      The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

      PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

      Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

      These securities are subject to credit risk and interest rate risk.

      Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

      Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

      Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

      Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

      Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

      Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

      Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

      Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

      Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

      The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

      Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

      The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

      Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

      Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

      U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

      U.S. Government securities are subject to interest rate risk. Credit risk is remote.

      Defensive Investments

      Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

      Portfolio Turnover

      The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio and MFS Research International Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive Growth Portfolio and MFS Research International Portfolio generally will have annual turnover rates of 100% or more.

      Downgrades in Fixed Income Debt Securities

      Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

      Management

      The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                                   The Manager

      Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

      As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

-----------------------------------------------------------------------------------------------
Portfolio                                      Advisory Fee
-----------------------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity Portfolio          0.75% of first $150 million of such assets plus
                                               0.70% of such assets over $150 million up to
                                               $500 million plus 0.675% of such costs over
                                               $500 million

-----------------------------------------------------------------------------------------------
Met/AIM Small Cap Growth Portfolio             0.90% of first $500 million of such assets plus
                                               0.85% of such assets over $500 million

-----------------------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio              0.75% of first $25 million of such assets plus
                                               0.70% of such assets over $25 million up to
                                               $250 million plus 0.65% of such assets over
                                               $250 million up to $1 billion plus 0.55% of
                                               such assets over $1 billion

-----------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio           0.60% of first $250 million of such assets plus
                                               0.55% of such assets over $250 million up to
                                               $500 million plus 0.50% of such assets over
                                               $500 million up to $1 billion plus 0.45% of
                                               such assets over $1 billion

-----------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio        0.60% of first $800 million of such assets plus
                                               0.55% of such assets over $800 million up to
                                               $1.5 billion plus 0.45% of such assets over $1.5
                                               billion

-----------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio     0.70% of first $200 million of such assets plus
                                               0.65% of such assets over $200 million up to
                                               $500 million plus 0.625% of such assets over
                                               $500 million

-----------------------------------------------------------------------------------------------
Lord Abbett Mid-Cap Value Portfolio            0.70% of first $200 million of such assets plus
                                               0.65% of such assets over $200 million up to
                                               $500 million plus 0.625% of such assets over
                                               $500 million
-----------------------------------------------------------------------------------------------
MFS Research International Portfolio           0.80% of first $200 million of such assets plus
                                               0.75% of such assets over $200 million up to
                                               $500 million plus 0.70% of such assets over
                                               $500 million up to $1 billion plus 0.65% of
                                               such assets over $1 billion
-----------------------------------------------------------------------------------------------
Neuberger Berman Real Estate Portfolio         0.70% of first $200 million of such assets plus
                                               0.65% of such assets over $200 million up to
                                               $750 million plus 0.55% of such assets over
                                               $750 million
-----------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio         0.75%
-----------------------------------------------------------------------------------------------
Third Avenue Small Cap Value Portfolio         0.75% of first $1 billion of such assets plus
                                               0.70% of such assets over $1 billion
-----------------------------------------------------------------------------------------------

      A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

      In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

------------------------------------------------------------------------------
                                               Total Expenses Limited to
Portfolios                                      (% of daily net assets)
------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity                                 0.90%

Met/AIM Small Cap Growth                                    1.05%

Janus Aggressive Growth                                     0.90%

Lord Abbett Growth Opportunities                            0.90%

MFS Research International                                  1.00%

Neuberger Berman Real Estate                                0.90%

T. Rowe Price Mid-Cap Growth                                0.90%

Third Avenue Small Cap Value                                0.95%

      Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

      The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

      The Advisers

      Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

      The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

      The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 200 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $ 138 billion as of December 31, 2004.

      Met/AIM Mid Cap Core Equity Portfolio

      The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:

      o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. He is assisted by the Mid/Large Cap Core Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.

Met/AIM Small Cap Growth Portfolio

      The Adviser uses a team approach to investment management. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

      o Juliet S. Ellis (lead manager), Senior Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

      o Juan R. Hartsfield, Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset

            Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

      o They are assisted by the Small Cap Core/Growth Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.

JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2004, Janus Capital Group, Inc. managed approximately $139 billion in assets.

      o Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture, Lord Abbett Mid Cap Value, Lord Abbett Growth Opportunities and Lord Abbett Growth and Income Portfolios of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

      o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.

Lord Abbett Mid-Cap Value Portfolio

      o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Edward von der Linde, Partner and Investment Manager, heads the team. The other senior members are Eileen Banko, Howard E. Hansen, and David Builder. Mr. von der Linde joined Lord

            Abbett in 1988. Ms. Banko, Equity Analyst, joined Lord Abbett in 1990. Mr. Hansen, Partner and Investment Manager, joined Lord Abbett in 1995. Mr. Builder, Equity Analyst, joined Lord Abbett in 1998. These investment managers are jointly and primarily responsible for the day-to-day management of the Portfolio.

Lord Abbett Growth Opportunities Portfolio

      o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The investment management team is headed by Kevin P. Ferguson who is primarily responsible for the day-to-day management of the Portfolio. Mr. Ferguson, Partner and Mid Cap Growth Investment Manager, joined Lord Abbett in 1999.

Lord Abbett Growth and Income Portfolio

      o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann who are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2004.

      o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

      o Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

      o Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of

            Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.

NEUBERGER BERMAN MANAGEMENT, INC. ("Neuberger Berman"), 605 Third Avenue, 2nd Floor, New York, New York 10158, is the Adviser to the Neuberger Berman Real Estate Portfolio of the Trust. Neuberger Berman is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly owned company. The firm and its affiliates manage $82.9 billion in total assets as of December 31, 2004 and continue an asset management history that began in 1939.

      o Steven R. Brown, a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. He joined Neuberger Berman in 2002 and from 1997 to 2002, he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

PRIOR EXPERIENCE WITH COMPARABLE FUND

      The Neuberger Berman Real Estate Portfolio and the Neuberger Berman Real Estate Fund, which is also advised by Neuberger Berman, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2004, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Neuberger Berman, performance information regarding the Neuberger Berman Real Estate Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Neuberger Berman Real Estate Fund and the Portfolio will vary.

      The table below compares the Neuberger Berman Real Estate Fund's average annual compounded total returns for the 1-year period and since inception of the Trust Class shares on 5/01/02 through 12/31/04 with the NAREIT Equity REIT Index, an unmanaged index which tracks the performance of all Equity REITs currently listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

----------------------------------------------------------------------------------------
                                            Average Annual Total Return as of 12/31/04
----------------------------------------------------------------------------------------
                                                1 Year           Since Inception
----------------------------------------------------------------------------------------
Neuberger Berman Real Estate Fund -             31.68%                25.47%
Trust Class shares
----------------------------------------------------------------------------------------
NAREIT Equity REIT Index                        31.58%                22.37%
----------------------------------------------------------------------------------------

T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

      o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.

PRIOR EXPERIENCE WITH COMPARABLE FUND

      The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

      The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

------------------------------------------------------------------------------
                                    Average Annual Total Return as of 12/31/04
                                    ------------------------------------------
------------------------------------------------------------------------------
                                       1 Year        5 Year          10 Year
------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Fund      18.39%        6.52%           15.73%
------------------------------------------------------------------------------
Russell Midcap Growth Index            15.48%        -3.36%          11.23%
------------------------------------------------------------------------------
S & P Mid Cap 400 Index                16.48%        9.54%           16.10%
------------------------------------------------------------------------------

THIRD AVENUE MANAGEMENT LLC ("Third Avenue"), 622 Third Avenue, New York, NY 10017, is the Adviser for the Third Avenue Small Cap Value Portfolio of the Trust. Third Avenue is an indirect, majority owned subsidiary of Affiliated Managers Group, Inc. Third Avenue or its predecessor entity has been an investment adviser for mutual funds since its organization in 1986 and as of December 31, 2004 had over $11.7 billion in assets under management.

           Curtis Jensen, Co-Portfolio Manager and Co-Chief Investment
                     Officer of the Adviser. Mr. Jensen has been employed by the Adviser and its predecessor since 1995 as a portfolio manager and senior research analyst. He has been co-manager of the Third Avenue Small-Cap Value Fund since its inception and became sole manager of that Fund in May 2001.

           Ian Lapey, Co-Portfolio Manager. Mr. Lapey has been employed by the Adviser and its predecessor since 2001 as a portfolio manager and senior research analyst. Prior to joining the Adviser, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

      The Third Avenue Small Cap Value Portfolio and the Third Avenue Small-Cap Value Fund, which is also advised by Third Avenue, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2002, it does not have a long operating history. In order to provide you with information regarding the investment capabilities of Third Avenue, performance information regarding the Third Avenue Small-Cap Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Third Avenue Small-Cap Value Fund and the Portfolio will vary.

      The table below compares the Third Avenue Small-Cap Value Fund's average annual compounded total returns for the 1- and 5-year periods and since inception on 4/1/97 through 12/31/04 with the Russell 2000 Value Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.


------------------------------------------------------------------------------------------
                                          Average Annual Total Return as of 12/31/04
                                          ------------------------------------------
------------------------------------------------------------------------------------------
                                         1 Year          5 Year        Since Inception
------------------------------------------------------------------------------------------
Third Avenue Small-Cap Value Fund        21.27%          15.21%            12.95%
------------------------------------------------------------------------------------------
Russell 2000 Value Index                 22.25%          17.23%            13.65%
------------------------------------------------------------------------------------------

      Distribution Plan

      Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

      The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

      However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

      Disclosure of Portfolio Holdings

      Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

      A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

      Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

      All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

      Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

      Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

      Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

      Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

      The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

      The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

      The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

      MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

      The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

      Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a

Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

      The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

      The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

      If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

      Limitations on the Trust's Ability to Detect and Deter Market Timing

      The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

      Risks Associated With Market Timing Generally

      While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

      Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

      A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

      Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

      Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

      Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

      Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

      Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand each Portfolio's Class A shares and Class B shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.

Met/AIM Mid Cap Core Equity Portfolio*

Class A

                                For the Years Ended December 31,
                                --------------------------------
                                                                        For the period from
                                                                         January 2, 2002
                                                                          (commencement of
                                                                           operations) to
                                               2004(a)     2003(a)       December 31, 2002(a)
                                               -------     ------        -----------------
NET ASSET VALUE, BEGINNING OF
PERIOD .....................................   $ 12.33     $  9.85             $ 10.98
                                               -------     -------             -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ......................      0.08        0.01                0.03

Net realized and unrealized gains
(losses) ...................................      1.72        2.58               (1.15)
                                               -------     -------             -------

TOTAL FROM INVESTMENT OPERATIONS ...........      1.80        2.59               (1.12)
                                               -------     -------             -------
DISTRIBUTIONS:

Dividends from net investment
income .....................................        --       (0.01)              (0.00)+++

Distributions from net realized
capital gains ..............................        --       (0.10)              (0.01)
                                               -------     -------             -------

TOTAL DISTRIBUTIONS ........................        --       (0.11)              (0.01)
                                               -------     -------             -------

NET ASSET VALUE, END OF PERIOD .............   $ 14.13     $ 12.33             $  9.85
                                               -------     -------             -------

TOTAL RETURN ...............................     14.60       26.42%             (10.18)%+
                                               -------     -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions) ..................................   $  58.8     $   4.5             $   4.2

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ...................................      0.85%       0.93%               0.90%++

Net investment income ......................      0.59%       0.10%               0.26%++

PORTFOLIO TURNOVER RATE ....................      90.7%       36.2%               37.1%+

--------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                      0.83%       0.96%               1.64%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                                           N/A        0.92%               0.86%++

* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap Equity Portfolio.

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Mid Cap Core Equity Portfolio*

Class B

                                           For the Years Ended December 31,
                                           --------------------------------
                                                                                          For the period
                                                                                          from October 9,
                                                                                               2001
                                                                                           (commencement
                                                                                         of operations) to
                                                                                            December 31,
                                                                                            ------------
                                                2004(a)      2003(a)       2002(a)             2001(a)
                                                -------      -------       -------             -------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $ 12.29      $  9.83       $ 11.02             $ 10.00
                                                -------      -------       -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income loss ..................      0.02        (0.01)         0.00+++             0.00+++

Net realized and unrealized gains (losses) ..      1.74         2.57         (1.18)               1.03
                                                -------      -------       -------             -------

TOTAL FROM INVESTMENT OPERATIONS ............      1.76         2.56         (1.18)               1.03
                                                -------      -------       -------             -------
DISTRIBUTIONS:
Dividends from net investment income ........        --           --       (0.00) +++            (0.01)
Distributions from net realized capital gains        --        (0.10)        (0.01)                 --
                                                -------      -------       -------             -------

TOTAL DISTRIBUTIONS .........................        --        (0.10)        (0.01)              (0.01)
                                                -------      -------       -------             -------
NET ASSET VALUE, END OF PERIOD ..............   $ 14.05      $ 12.29       $  9.83             $ 11.02
                                                -------      -------       -------             -------
TOTAL RETURN ................................     14.32%       26.03%       (10.73)%             10.26%+
                                                -------      -------       -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .....   $ 211.0      $ 211.8       $  32.8             $   4.5

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ....................................      1.08%        1.19%         1.15%               1.15%++

Net investment income/(loss) ................      0.16%       (0.08)%          --               (0.06)%++

PORTFOLIO TURNOVER RATE .....................      90.7%        36.2%         37.1%               18.0%+

--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                       1.03%        1.15%         1.91%               7.18%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                               N/A         1.19%         1.12%                N/A

* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap Equity Portfolio.

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

N/A   Not applicable.

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

Class A

                                       For the Years Ended December 31,
                                       --------------------------------

                                                                        For the period from
                                                                          January 2, 2002
                                                                          (commencement of
                                                                           operations) to
                                               2004(a)     2003(a)       December 31, 2002(a)
                                               -------     -------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $ 12.03     $  8.65             $ 11.85
                                               -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss ........................     (0.09)      (0.08)              (0.06)

Net realized and unrealized gains (losses) .      0.90        3.46               (3.14)
                                               -------     -------             -------
TOTAL FROM INVESTMENT OPERATIONS ...........      0.81        3.38               (3.20)
                                               -------     -------             -------
NET ASSET VALUE, END OF PERIOD .............   $ 12.84     $ 12.03             $  8.65
                                               -------     -------             -------
TOTAL RETURN ...............................      6.73%      39.08%             (27.00)%+
                                               -------     -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ....   $  92.5     $   6.2             $   6.7

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...................................      1.03%       1.04%               1.05%++

Net investment loss ........................     (0.74)      (0.78%)             (0.64)%++

PORTFOLIO TURNOVER RATE ....................      94.9%       29.8%               19.5%+

-----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                      1.02%       1.16%               2.10%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                       N/A         N/A                1.03%++

+     Non-annualized

++    Annualized

N/A   Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

Class B

                                           For the Years Ended December 31,
                                           --------------------------------
                                                                                     For the period from
                                                                                       October 9, 2001
                                                                                       (commencement of
                                                                                         operations) to
                                                                                          December 31,
                                                                                          ------------
                                              2004(a)       2003(a)       2002(a)           2001(a)
                                              -------       -------       -------           -------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $ 11.97       $  8.62       $ 11.89           $ 10.00
                                              -------       -------       -------           -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .......................     (0.12)        (0.11)        (0.08)            (0.02)
Net realized and unrealized gains (losses)       0.89          3.46         (3.19)             1.91
                                              -------       -------       -------           -------
TOTAL FROM INVESTMENT OPERATIONS ..........      0.77          3.35         (3.27)             1.89
                                              -------       -------       -------           -------
NET ASSET VALUE, END OF PERIOD ............   $ 12.74       $ 11.97       $  8.62           $ 11.89
                                              -------       -------       -------           -------
TOTAL RETURN ..............................      6.43%        38.86%       (27.50)%           18.90%+
                                              -------       -------       -------           -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ...   $ 309.7       $ 206.3       $  47.1           $   7.6

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ..................................      1.29%         1.30%         1.30%             1.30%++

Net investment loss .......................     (1.03)%       (1.04)%       (0.87)%           (0.92)%++

PORTFOLIO TURNOVER RATE ...................      94.9%         29.8%         19.5%              5.1%+

-------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     1.23%         1.36%         2.32%             5.22%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                             N/A           N/A          1.28%              N/A

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Janus Aggressive Growth Portfolio

Class A

                                           For the Years Ended December 31,
                                           --------------------------------

                                                                       For the period from
                                                                         January 2, 2002
                                                                         (commencement of
                                                                          operations) to
                                               2004(a)     2003(a)      December 31, 2002(a)
                                               -------     -------      --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $  7.03     $  5.37             $  7.44
                                               -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) ...............      0.01       (0.01)               0.01

Net realized and unrealized gains (losses) .      0.61        1.67               (2.08)
                                               -------     -------             -------
TOTAL FROM INVESTMENT OPERATIONS ...........      0.62        1.66               (2.07)
                                               -------     -------             -------
DISTRIBUTIONS:

Dividends from net investment income .......        --          --               (0.00)+++

Distributions from net realized capital gains       --          --                  --

TOTAL DISTRIBUTIONS ........................        --          --               (0.00)+++
                                               -------     -------             -------
NET ASSET VALUE, END OF PERIOD .............   $  7.65     $  7.03             $  5.37
                                               -------     -------             -------
TOTAL RETURN ...............................      8.82%      30.91%             (27.78)%+
                                               -------     -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ....   $ 250.8     $  19.9             $   2.7

RATIOS TO AVERAGE NET ASSETS (1):

Expenses ...................................      0.90%       0.89%               0.85%++

Net investment income (loss) ...............      0.15%      (0.09)%              0.11%++

PORTFOLIO TURNOVER RATE ....................     104.7%       91.5%               92.7%+

-------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                      0.85%       0.90%               1.43%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                              N/A        0.89%               0.77%++

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.

Janus Aggressive Growth Portfolio

Class B

                                            For the Years Ended December 31,
                                            --------------------------------

                                                                                    For the period from
                                                                                     February 12, 2001
                                                                                     (commencement of
                                                                                       operations) to
                                                  2004(a)     2003(a)     2002(a)    December 31, 2001(a)
                                                  -------     -------     -------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $  6.99     $  5.34     $  7.40            $ 10.00
                                                  -------     -------     -------            -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) ..................     (0.01)      (0.02)      (0.01)              0.00+++

Net realized and unrealized gains (losses) ....      0.60        1.67       (2.05)             (2.60)
                                                  -------     -------     -------            -------

TOTAL FROM INVESTMENT OPERATIONS ..............      0.59        1.65       (2.06)             (2.60)
                                                  -------     -------     -------            -------
DISTRIBUTIONS:

Dividends from net investment income ..........        --          --       (0.00)+++             --

Distributions from net realized capital gains .        --          --          --                 --

TOTAL DISTRIBUTIONS ...........................        --          --       (0.00)+++             --
                                                  -------     -------     -------            -------
NET ASSET VALUE, END OF PERIOD ................   $  7.58     $  6.99     $  5.34            $  7.40
                                                  -------     -------     -------            -------
TOTAL RETURN ..................................      8.44%      30.90%     (27.83)%           (26.00)%+
                                                  -------     -------     -------            -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .......   $ 339.5     $ 252.6     $  46.8            $  15.2

RATIOS TO AVERAGE NET ASSETS (1):

Expenses ......................................      1.15%       1.14%       1.10%              1.10%++

Net investment loss ...........................     (0.11)%     (0.37)%     (0.18)%            (0.11)%++

PORTFOLIO TURNOVER RATE .......................     104.7%       91.5%       92.7%              98.4%+

----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                         1.08%       1.18%       1.69%              4.03%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                       N/A        1.13%       1.00%               N/A

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Bond Debenture Portfolio*
Class A

                                        For the Years Ended December 31,
                                        --------------------------------

                                             2004(a)       2003(a)       2002(a)       2001(a)     2000
                                             -------       -------       -------       -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $ 12.04       $ 10.24       $ 11.22       $ 11.75     $ 12.48
                                             -------       -------       -------       -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................      0.70          0.73          0.77          0.90        1.00

Net realized and unrealized gains (losses)      0.31          1.27         (0.79)        (0.48)      (0.90)
                                             -------       -------       -------       -------     -------

TOTAL FROM INVESTMENT OPERATIONS .........      1.01          2.00         (0.02)         0.42        0.10
                                             -------       -------       -------       -------     -------
DISTRIBUTIONS:

Dividends from net investment income .....     (0.42)        (0.20)        (0.96)        (0.95)      (0.83)

Distributions from net realized capital
gains ....................................        --            --            --            --          --
                                             -------       -------       -------       -------     -------

TOTAL DISTRIBUTIONS ......................     (0.42)        (0.20)        (0.96)        (0.95)      (0.83)
                                             -------       -------       -------       -------     -------

NET ASSET VALUE, END OF PERIOD ...........   $ 12.63       $ 12.04       $ 10.24       $ 11.22     $ 11.75
                                             -------       -------       -------       -------     -------

TOTAL RETURN .............................      8.43%        19.52%        (0.39)%        3.76%       0.87%
                                             -------       -------       -------       -------     -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ..   $ 520.3       $ 234.6       $ 202.1       $ 154.2     $ 155.2

RATIOS TO AVERAGE NET ASSETS(1):
Expenses .................................      0.63%         0.70%         0.70%         0.72%       0.85%

Net investment income ....................      5.65%         6.52%         7.43%         7.76%       7.78%

PORTFOLIO TURNOVER RATE ..................      39.8%         36.9%         45.8%         66.2%       64.9%

-----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement By
Manager: .................................       N/A          0.67%+        0.77%         0.75%       0.86%

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Bond Debenture Portfolio
Class B

                                          For the Years Ended December 31,
                                          --------------------------------
                                                                                   For the period from
                                                                                      March 22, 2001
                                                                                     (commencement of
                                                                                      operations) to
                                             2004(a)     2003(a)        2002(a)     December 31, 2001(a)
                                             -------     -------        -------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $ 11.97     $ 10.21        $ 11.20            $ 12.03
                                             -------     -------        -------            -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ....................      0.69        0.69           0.72               0.64

Net realized and unrealized gains
(losses) .................................      0.29        1.46          (0.76)             (0.52)
                                             -------     -------        -------            -------

TOTAL FROM INVESTMENT OPERATIONS .........      0.98        2.15          (0.04)              0.12
                                             -------     -------        -------            -------

DISTRIBUTIONS:

Dividends from net investment income .....     (0.41)      (0.20)         (0.95)             (0.95)

Distributions from net realized
capital gains ............................        --       (0.19)            --                 --
                                             -------     -------        -------            -------

TOTAL DISTRIBUTIONS ......................     (0.41)      (0.39)         (0.95)             (0.95)
                                             -------     -------        -------            -------

NET ASSET VALUE, END OF PERIOD ...........   $ 12.54     $ 11.97        $ 10.21            $ 11.20
                                             -------     -------        -------            -------

TOTAL RETURN .............................      8.17%      19.15%         (0.57)%             1.17%+
                                             -------     -------        -------            -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ..   $ 776.0     $ 758.2        $ 197.4            $  31.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................      0.88%       0.96%          0.95%              0.95%++

Net investment income ....................      5.61%       6.11%          7.12%              7.38%++

PORTFOLIO TURNOVER RATE ..................      39.8%       36.9%          45.8%              66.2%+

------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     N/A        0.91%+++       1.05%              0.98%++

+     Non-annualized

++    Annualized

+++ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Growth and Income Portfolio*
Class A

                                        For the Years Ended December 31,
                                        --------------------------------

                                                 2004(a)        2003(a)        2002(a)        2001(a)       2000
                                                --------       --------       --------       --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  24.41       $  18.86       $  25.05       $  26.82     $  24.07
                                                --------       --------       --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income .......................       0.33           0.23           0.21           0.25         0.00+

Net realized and unrealized gains
(losses) ....................................       2.82           5.56          (4.67)         (1.80)        3.26
                                                --------       --------       --------       --------     --------
TOTAL FROM INVESTMENT OPERATIONS ............       3.15           5.79          (4.46)         (1.55)        3.26
                                                --------       --------       --------       --------     --------
DISTRIBUTIONS:

Dividends from net investment income ........      (0.12)         (0.24)         (0.21)         (0.22)       (0.28)

Distributions from net realized capital gains         --             --          (1.52)            --        (0.33)
                                                --------       --------       --------       --------     --------

TOTAL DISTRIBUTIONS .........................      (0.12)         (0.24)         (1.73)         (0.22)       (0.51)
                                                --------       --------       --------       --------     --------

NET ASSET VALUE, END OF PERIOD ..............   $  27.44       $  24.41       $  18.86       $  25.05     $  26.82
                                                --------       --------       --------       --------     --------

TOTAL RETURN ................................      12.92%         31.06%        (17.95)%        (5.77)%      14.68%
                                                --------       --------       --------       --------     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .....   $1,867.5       $1,167.7       $  890.2       $1,205.5     $  944.6

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ....................................       0.57%          0.62%          0.65%          0.64%        0.70%

Net investment income .......................       1.30%          1.13%          0.94%          1.04%        1.32%

PORTFOLIO TURNOVER RATE .....................       29.7%          37.0%          55.4%          69.7%        51.7%

-----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                        0.56%          0.62%          0.67%          0.64%         N/A

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                      N/A           0.61%          0.63%           N/A          N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+     Rounds to less than $0.005 per share.

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Growth and Income Portfolio
Class B

                                       For the Years Ended December 31,
                                       --------------------------------
                                                                               For the period from
                                                                                   March 22, 2001
                                                                                  (commencement of
                                                                                    operations) to
                                             2004(a)      2003(a)      2002(a)   December 31, 2001(a)
                                             -------      -------      -------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $  24.29     $  18.78     $ 25.01         $ 23.59
                                             --------     --------     -------         -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ....................       0.27         0.18        0.17            0.13

Net realized and unrealized gains
(losses) .................................       2.80         5.54       (4.67)           1.51
                                             --------     --------     -------         -------

TOTAL FROM INVESTMENT OPERATIONS .........       3.07         5.72       (4.50)           1.64
                                             --------     --------     -------         -------

DISTRIBUTIONS:

Dividends from net investment income .....      (0.09)       (0.21)      (0.21)          (0.22)

Distributions from net realized
capital gains ............................         --           --       (1.52)             --
                                             --------     --------     -------         -------

TOTAL DISTRIBUTIONS ......................      (0.09)       (0.21)      (1.73)          (0.22)
                                             --------     --------     -------         -------

NET ASSET VALUE, END OF PERIOD ...........   $  27.27     $  24.29     $ 18.78         $ 25.01
                                             --------     --------     -------         -------

TOTAL RETURN .............................      12.65%       30.73%     (18.12)%          6.96%+
                                             --------     --------     -------         -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ..   $1,282.3     $1,081.0     $ 337.3         $  98.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................       0.82%        0.86%       0.90%           0.89%++

Net investment income ....................       1.08%        0.87%       0.78%           0.72%++

PORTFOLIO TURNOVER RATE ..................       29.7%        37.0%       55.4%           69.7%+

------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     0.80%        0.86%       0.93%           0.89%++

Ratio of Expenses to Average Net
Assets After Broker Rebate:                       N/A         0.86%       0.88%            N/A

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Growth Opportunities Portfolio
Class A

                                    For the Years Ended December 31,
                                    --------------------------------
                                                                                         For the period
                                                                                           from May 1,
                                                                                              2001
                                                                                          (commencement
                                                                                        of operations) to
                                                                                           December 31,
                                              2004(a)        2003(a)        2002(a)            2001(a)
                                             --------       --------       --------           --------

NET ASSET VALUE, BEGINNING OF
PERIOD ...................................   $   9.24       $   6.78       $   8.95           $   9.58
                                             --------       --------       --------           --------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss ......................      (0.04)         (0.05)         (0.04)             (0.03)

Net realized and unrealized gains
(losses) .................................       1.23           2.51          (2.13)             (0.60)
                                             --------       --------       --------           --------

TOTAL FROM INVESTMENT OPERATIONS .........       1.19           2.46          (2.17)             (0.63)

DISTRIBUTIONS:

Dividends from net investment
income ...................................         --             --             --                 --

Distributions from net realized
capital gains ............................         --             --             --                 --
                                             --------       --------       --------           --------

TOTAL DISTRIBUTIONS ......................         --             --             --                 --
                                             --------       --------       --------           --------

NET ASSET VALUE, END OF PERIOD ...........   $  10.43       $   9.24       $   6.78           $   8.95
                                             --------       --------       --------           --------

TOTAL RETURN .............................      12.76%         36.43%        (24.25)%            (6.58)%+
                                             --------       --------       --------           --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions) ................................   $   26.5       $   27.6       $    3.8           $    0.9

RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................       0.90%          0.90%          0.85%              0.85%++

Net investment loss ......................      (0.43)%         0.57%         (0.52)%            (0.54)%++

PORTFOLIO TURNOVER RATE ..................       99.5%         119.0%          89.6%              89.1%+

--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     0.95%          1.04%          1.69%              5.19%++

+     Non-annualized

++    .Annualized

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Growth Opportunities Portfolio
Class B

                                      For the Years Ended December 31,
                                      --------------------------------
                                                                                         For the period
                                                                                        from February 12,
                                                                                               2001
                                                                                         (commencement of
                                                                                          operations) to
                                                                                            December 31,
                                                 2004(a)        2003(a)        2002(a)        2001(a)
                                                --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $   9.16       $   6.75       $   8.93       $  10.00
                                                --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .........................      (0.06)         (0.07)         (0.06)         (0.06)

Net realized and unrealized losses ..........       1.20           2.48          (2.12)         (1.01)
                                                --------       --------       --------       --------

TOTAL FROM INVESTMENT OPERATIONS ............       1.14           2.41          (2.18)         (1.07)
                                                --------       --------       --------       --------

DISTRIBUTIONS:

Dividends from net investment income ........         --             --             --             --

Distributions from net realized capital gains         --             --             --             --
                                                --------       --------       --------       --------

TOTAL DISTRIBUTIONS .........................         --             --             --             --
                                                --------       --------       --------       --------

NET ASSET VALUE, END OF PERIOD ..............   $  10.30       $   9.16       $   6.75       $   8.93
                                                --------       --------       --------       --------

TOTAL RETURN ................................      12.45%         35.70%        (24.41)%       (10.70)%+
                                                --------       --------       --------       --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) .....   $   36.0       $   27.6       $   13.7       $    8.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ....................................       1.15%          1.14%          1.10%          1.10%++

Net investment loss .........................      (0.66)%        (0.83)%        (0.77)%        (0.78)%++

PORTFOLIO TURNOVER RATE .....................       99.5%         119.0%          89.6%          89.1%+

----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                        1.20%          1.39%          1.98%          5.44%++

+     Non-annualized

++    Annualized

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Mid-Cap Value Portfolio*
Class A

                                          For the Years Ended December 31,
                                          --------------------------------

                                                 2004(a)        2003(a)        2002(a)        2001(a)      2000
                                                --------       --------       --------       --------     --------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  17.80       $  14.41       $  16.64       $  16.92     $  11.17
                                                --------       --------       --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................       0.17           0.15           0.16           0.14         0.08
Net realized and unrealized gains ...........       4.25           3.62          (1.71)          1.14         5.79
                                                --------       --------       --------       --------     --------
TOTAL FROM INVESTMENT OPERATIONS ............       4.42           3.77          (1.55)          1.28         5.87
                                                --------       --------       --------       --------     --------
DISTRIBUTIONS:

Dividends from net investment income ........      (0.10)         (0.11)         (0.07)         (0.08)       (0.04)

Distributions from net realized capital gains      (0.48)         (0.27)         (0.61)         (1.48)       (0.08)
                                                --------       --------       --------       --------     --------

TOTAL DISTRIBUTIONS .........................      (0.58)         (0.38)         (0.68)         (1.56)       (0.12)
                                                --------       --------       --------       --------     --------

NET ASSET VALUE, END OF PERIOD ..............   $  21.64       $  17.80       $  14.41       $  16.64     $  16.92
                                                --------       --------       --------       --------     --------

TOTAL RETURN ................................      24.82%         26.15%         (9.31)%         8.10%       52.87%
                                                --------       --------       --------       --------     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)
                                                $  125.1       $   90.8       $   74.0       $   75.1     $   60.0
RATIOS TO AVERAGE NET ASSETS (1):
Expenses ....................................       0.78%          0.83%          0.89%          0.92%        1.26%

Net investment income .......................       0.86%          0.98%          1.04%          0.86%        0.79%

PORTFOLIO TURNOVER RATE .....................       19.7%          18.8%          29.0%          40.0%        66.4%

----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                         N/A           0.82%**        0.90%          0.94%         N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Mid-Cap Value Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Mid-Cap Value Portfolio.

** Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A   Not applicable

(a) Net investment income per share calculated using average shares outstanding.

Lord Abbett Mid-Cap Value Portfolio
Class B

                                     For the Years Ended December 31,
                                     --------------------------------
                                                                                   For the period
                                                                                    from April 3,
                                                                                        2001
                                                                                    (commencement
                                                                                  of operations) to
                                                                                     December 31,
                                             2004(a)       2003(a)        2002(a)       2001(a)
                                             -------       -------        -------       -------
NET ASSET VALUE, BEGINNING OF
PERIOD ...................................   $ 17.70       $ 14.35        $ 16.62       $ 16.41
                                             -------       -------        -------       -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ....................      0.12          0.11           0.13          0.08

Net realized and unrealized gains ........      4.22          3.60          (1.72)         1.69
                                             -------       -------        -------       -------

TOTAL FROM INVESTMENT OPERATIONS .........      4.34          3.71          (1.59)         1.77
                                             -------       -------        -------       -------

DISTRIBUTIONS:

Dividends from net investment
income ...................................     (0.08)        (0.09)         (0.07)        (0.08)

Distributions from net realized
capital gains ............................     (0.48)        (0.27)         (0.61)        (1.48)
                                             -------       -------        -------       -------

TOTAL DISTRIBUTIONS ......................     (0.56)        (0.36)         (0.68)        (1.56)
                                             -------       -------        -------       -------

NET ASSET VALUE, END OF PERIOD ...........   $ 21.48       $ 17.70        $ 14.35       $ 16.62
                                             -------       -------        -------       -------

TOTAL RETURN .............................     24.50%        25.87%         (9.58)%       11.33%+
                                             -------       -------        -------       -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions) ................................   $ 179.1       $ 100.0        $  51.6       $  16.9

RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................      1.03%         1.08%          1.14%         1.15%++

Net investment income ....................      0.60%         0.73%          0.83%         0.68%++

PORTFOLIO TURNOVER RATE ..................      19.7%         18.8%          29.0%         40.0%+

-----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     N/A          1.06%+++       1.16%         1.17%++

+     Non-annualized

++    .Annualized

+++ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A   Not applicable.

(a) Net investment income per share calculated using average shares outstanding.

MFS Research International Portfolio
Class A

                                       For the Years Ended December 31,
                                       --------------------------------
                                                                              For the period from
                                                                                 May 1, 2001
                                                                              (commencement of
                                                                                operations) to
                                             2004(a)     2003(a)     2002(a)  December 31, 2001(a)
                                             -------     -------     -------  --------------------
NET ASSET VALUE, BEGINNING OF
PERIOD ...................................   $  9.81     $  7.49     $  8.48         $  9.55
                                             -------     -------     -------         -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) .............      0.08        0.06        0.06           (0.01)

Net realized and unrealized gains
(losses) .................................      1.85        2.34       (1.04)          (1.04)
                                             -------     -------     -------         -------

TOTAL FROM INVESTMENT OPERATIONS .........      1.93        2.40       (0.98)          (1.05)
                                             -------     -------     -------         -------

DISTRIBUTIONS:

Dividends from net investment
income ...................................        --       (0.08)      (0.01)          (0.02)

Distributions from net realized
capital gains ............................     (0.02)         --          --              --
                                             -------     -------     -------         -------

TOTAL DISTRIBUTIONS ......................     (0.02)      (0.08)      (0.01)          (0.02)
                                             -------     -------     -------         -------

NET ASSET VALUE, END OF PERIOD ...........   $ 11.72     $  9.81     $  7.49         $  8.48
                                             -------     -------     -------         -------

TOTAL RETURN .............................     19.72%      32.20%     (11.52)%        (11.04)%+
                                             -------     -------     -------         -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions) ................................   $ 304.0     $  67.3     $   9.4         $   3.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................      1.06%       1.09%       1.00%           1.00%++

Net investment income (loss) .............      0.75%       0.68%       0.73%          (0.01)%++

PORTFOLIO TURNOVER RATE ..................      98.5%       99.0%      114.1%          133.6%+

------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                    0.94%       1.11%       1.86%           5.08%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                     N/A        1.09%       1.00%            N/A

+     Non-annualized

++    .Annualized

N/A   Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.

MFS Research International Portfolio
Class B

                                     For the Years Ended December 31,
                                     --------------------------------
                                                                                  For the period from
                                                                                   February 12, 2001
                                                                                    (commencement of
                                                                                     operations) to
                                              2004(a)     2003(a)     2002(a)      December 31, 2001(a)
                                              -------     -------     -------      --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $  9.79     $  7.47     $  8.48            $ 10.00
                                              -------     -------     -------            -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income .....................      0.05        0.05        0.03               0.01

Net realized and unrealized gains
(losses) ..................................      1.86        2.33       (1.03)             (1.52)
                                              -------     -------     -------            -------

TOTAL FROM INVESTMENT OPERATIONS ..........      1.91        2.38       (1.00)             (1.51)
                                              -------     -------     -------            -------

DISTRIBUTIONS:

Dividends from net investment income ......        --       (0.06)      (0.01)             (0.01)

Distributions from net realized
capital gains .............................     (0.02)         --          --                 --
                                              -------     -------     -------            -------

TOTAL DISTRIBUTIONS .......................     (0.02)      (0.06)      (0.01)             (0.01)
                                              -------     -------     -------            -------

NET ASSET VALUE, END OF PERIOD ............   $ 11.68     $  9.79     $  7.47            $  8.48
                                              -------     -------     -------            -------

TOTAL RETURN ..............................     19.56%      32.04%     (11.80)%           (15.14)%+
                                              -------     -------     -------            -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions) .................................   $ 396.0     $ 186.0     $  67.1            $  14.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ..................................      1.32%       1.33%       1.25%              1.25%++

Net investment income .....................      0.47%       0.56%       0.34%              0.13%++

PORTFOLIO TURNOVER RATE ...................      98.5%       99.0%      114.1%             133.6%+

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     1.18%       1.39%       2.07%              5.33%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                      N/A        1.33%       1.25%               N/A

+     Non-annualized

++    Annualized

N/A   Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.

Neuberger Berman Real Estate Portfolio
Class A

                                                            For the period from
                                                              April 30, 2004
                                                             (commencement of
                                                              operations) to
                                                           December 31, 2004(a)
                                                           --------------------

NET ASSET VALUE, BEGINNING OF PERIOD .....................         $10.00
                                                                   ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ....................................           0.55

Net realized and unrealized gains ........................           2.42
                                                                   ------

TOTAL FROM INVESTMENT OPERATIONS .........................           2.97
                                                                   ------

DISTRIBUTIONS:

Dividends from net investment income .....................          (0.22)
                                                                   ------

Distributions from net realized capital gains ............          (0.28)
                                                                   ------

TOTAL DISTRIBUTIONS ......................................          (0.50)
                                                                   ------

NET ASSET VALUE, END OF PERIOD ...........................         $12.47
                                                                   ------

TOTAL RETURN .............................................          29.73%
                                                                   ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ..................         $ 77.1

RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................................           0.84%+

Net investment income ....................................           6.76%+

PORTFOLIO TURNOVER RATE ..................................           52.3%++

-------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                                                     0.84%+

+     Annualized

++    Non-annualized

(a) Net investment income per share was calculated using average shares outstanding.

Neuberger Berman Real Estate Portfolio
Class B

                                                           For the period from
                                                              April 30, 2004
                                                             (commencement of
                                                             operations) to
                                                           December 31, 2004(a)
                                                           --------------------

NET ASSET VALUE, BEGINNING OF PERIOD ..................          $ 10.00
                                                                 -------


INCOME FROM INVESTMENT OPERATIONS:

Net investment income .................................             0.26

Net realized and unrealized gains .....................             2.69
                                                                 -------

TOTAL FROM INVESTMENT OPERATIONS ......................             2.95
                                                                 -------

DISTRIBUTIONS:

Dividends from net investment income ..................            (0.20)
                                                                 -------

Distributions from net realized capital
gains .................................................            (0.28)
                                                                 -------

TOTAL DISTRIBUTIONS ...................................            (0.48)
                                                                 -------

NET ASSET VALUE, END OF PERIOD ........................          $ 12.47
                                                                 -------

TOTAL RETURN ..........................................            29.55%
                                                                 -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ...............          $ 167.2

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ..............................................             0.98%++

Net investment income .................................             3.45%++

PORTFOLIO TURNOVER RATE ...............................             52.3%+

----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                                        0.98%++

+     Non-annualized

++    Annualized

(a) Net investment income per share was calculated using average shares outstanding.

T. Rowe Price Mid-Cap Growth Portfolio (formerly MFS Mid Cap Growth Portfolio)* Class A

                                            For the Years Ended December 31,
                                            --------------------------------

                                                                                  For the period from
                                                                                     May 1, 2001 |
                                                                                    (commencement of
                                                                                     operations) to
                                                2004(a)     2003(a)      2002(a)   December 31, 2001(a)
                                                -------     -------      -------   --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  6.39     $  4.66      $  8.37         $  9.76
                                                -------     -------      -------         -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .........................     (0.03)      (0.02)       (0.02)          (0.02)

Net realized and unrealized gains (losses) ..      1.19        1.75        (3.66)          (1.37)
                                                -------     -------      -------         -------

TOTAL FROM INVESTMENT OPERATIONS ............      1.16        1.73        (3.68)          (1.39)
                                                -------     -------      -------         -------

DISTRIBUTIONS:

Dividends from net investment income ........        --          --           --              --

Distributions from net capital realized gains        --          --        (0.03)             --
                                                -------     -------      -------         -------

TOTAL DISTRIBUTIONS .........................        --          --        (0.03)             --
                                                -------     -------      -------         -------

NET ASSET VALUE, END OF PERIOD ..............   $  7.55     $  6.39      $  4.66         $  8.37
                                                -------     -------      -------         -------

TOTAL RETURN ................................     18.15%      37.12%      (44.00)%        (14.24)%+
                                                -------     -------      -------         -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) .....   $ 145.7     $  34.8      $  16.0         $  13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ....................................      0.83%       0.91%        0.80%           0.80%++

Net investment loss .........................     (0.41)%     (0.37)%      (0.34)%         (0.35)%++

PORTFOLIO TURNOVER RATE .....................      51.7%       56.5%       157.2%           86.3%+

-------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                       0.90%       0.92%%       1.10%           2.35%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                     N/A        0.83%%       0.73%            N/A

* Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

T. Rowe Price Mid-Cap Growth Portfolio (formerly MFS Mid Cap Growth Portfolio)*

Class B


                                      For the Years Ended December 31,
                                      --------------------------------
                                                                                 For the period from
                                                                                   February 12, 2001
                                                                                   (commencement of
                                                                                     operations) to
                                             2004(a)      2003(a)     2002(a)     December 31, 2001(a)
                                              -------     -------     -------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $  6.34     $  4.64     $  8.34            $ 10.00
                                              -------     -------     -------            -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .......................     (0.05)      (0.04)      (0.03)             (0.04)

Net realized and unrealized gains (losses) .     1.18        1.74       (3.64)             (1.62)
                                              -------     -------     -------            -------

TOTAL FROM INVESTMENT OPERATIONS ..........      1.13        1.70       (3.67)             (1.66)
                                              -------     -------     -------            -------

DISTRIBUTIONS:

Dividends from net investment income ......        --          --          --                 --

Distributions from net realized capital
gains .....................................        --          --       (0.03)                --
                                              -------     -------     -------            -------

TOTAL DISTRIBUTIONS .......................        --          --       (0.03)                --
                                              -------     -------     -------            -------

NET ASSET VALUE, END OF PERIOD ............   $  7.47     $  6.34     $  4.64            $  8.34
                                              -------     -------     -------            -------

TOTAL RETURN ..............................     17.82%      36.64%     (44.04)%           (16.60)%+
                                              -------     -------     -------            -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ...   $ 345.0     $ 307.7     $  62.6            $  23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ..................................      1.16%       1.18%       1.05%              1.05%++

Net investment loss .......................     (0.69)%     (0.64)%     (0.54)%            (0.53)%++

PORTFOLIO TURNOVER RATE ...................      51.7%       56.5%      157.2%              86.3%+

-----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     1.07%       1.16%+++    1.41%              2.60%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                             N/A        1.12%       0.96%               N/A

* Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+     Non-annualized

++    Annualized

+++ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Third Avenue Small Cap Value Portfolio

Class A

                                    For the Years Ended December 31,
                                    --------------------------------
                                                                        For the period from
                                                                            May 1, 2002
                                                                         (commencement of
                                                                           operations) to
                                               2004(a)     2003(a)       December 31, 2002(a)
                                               -------     -------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $ 11.62     $  8.29             $ 10.00
                                               -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income ......................      0.16        0.05                0.04

Net realized and unrealized gains
(losses) ...................................      2.96        3.39               (1.72)
                                               -------     -------             -------
TOTAL FROM INVESTMENT OPERATIONS ...........      3.12        3.44               (1.68)
                                               -------     -------             -------
DISTRIBUTIONS:

Dividends from net investment income .......     (0.08)      (0.04)              (0.02)

Distributions from net realized
capital gains ..............................     (0.28)      (0.07)              (0.01)
                                               -------     -------             -------

TOTAL DISTRIBUTIONS ........................     (0.36)      (0.11)              (0.03)
                                               -------     -------             -------

NET ASSET VALUE, END OF PERIOD .............   $ 14.38     $ 11.62             $  8.29
                                               -------     -------             -------

TOTAL RETURN ...............................     26.81%      41.52%             (16.78)%+
                                               -------     -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)
                                               $ 206.3     $   6.2             $   4.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses ...................................      0.87%       0.93%               0.95%++

Net investment income ......................      1.12%       0.54%               0.75%++

PORTFOLIO TURNOVER RATE ....................      11.3%       14.6%                8.0%++

---------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                       N/A        0.92%*              2.07%++

+     Non-annualized

++    Annualized

* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

Third Avenue Small Cap Value Portfolio

Class B

                                     For the Years Ended December 31,
                                     --------------------------------

                                                                      For the period from May
                                                                        1, 2002 (commencement
                                                                          of operations) to
                                               2004(a)     2003(a)       December 31, 2002(a)
                                               -------     -------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $ 11.61     $  8.28             $ 10.00
                                               -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income ......................      0.06        0.05                0.04

Net realized and unrealized gains
(losses) ...................................      3.02        3.38               (1.73)
                                               -------     -------             -------
TOTAL FROM INVESTMENT OPERATIONS ...........      3.08        3.43               (1.69)
                                               -------     -------             -------
DISTRIBUTIONS:

Dividends from net investment income .......     (0.04)      (0.03)              (0.02)

Distributions from net realized
capital gains ..............................     (0.28)      (0.07)              (0.01)
                                               -------     -------             -------

TOTAL DISTRIBUTIONS ........................     (0.32)      (0.10)              (0.03)
                                               -------     -------             -------

NET ASSET VALUE, END OF PERIOD .............   $ 14.37     $ 11.61             $  8.28
                                               -------     -------             -------

TOTAL RETURN ...............................     26.50%      41.41%             (16.90)%+
                                               -------     -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions) ..................................   $ 435.5     $ 307.9             $  33.4

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ...................................      1.07%       1.18%               1.20%++

Net investment income ......................      0.46%       0.49%               0.80%++

PORTFOLIO TURNOVER RATE ....................      11.3%       14.6%                8.0%++

-------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                       N/A        1.13%*              1.69%++

+     Non-annualized

++    Annualized

* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

      Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

      Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854

Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person  Review and copy documents in the SEC's Public Reference Room in
              Washington, D.C. (for information call 202-942-8090).

o  On line    Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

o  By mail    Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.


                             SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                     Harris Oakmark International Portfolio
                        Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                     Lord Abbett Growth and Income Portfolio
                      MFS Research International Portfolio
                     Neuberger Berman Real Estate Portfolio
                   Oppenheimer Capital Appreciation Portfolio
                          PIMCO Total Return Portfolio
                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)
                     T. Rowe Price Mid-Cap Growth Portfolio
                     Third Avenue Small Cap Value Portfolio

                           Class A and Class B Shares

                                   Prospectus

                                   May 1, 2005

   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                                TABLE OF CONTENTS

                                                                                                                 PAGE

INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................6
         Investment Summary.......................................................................................6
                  Met/AIM Mid Cap Core Equity Portfolio...........................................................8
                  Met/AIM Small Cap Growth Portfolio.............................................................12
                  Harris Oakmark International Portfolio.........................................................16
                  Janus Aggressive Growth Portfolio..............................................................21
                  Lord Abbett Bond Debenture Portfolio...........................................................26
                  Lord Abbett Growth and Income Portfolio........................................................32
                  MFS Research International Portfolio...........................................................36
                  Neuberger Berman Real Estate Portfolio.........................................................41
                  Oppenheimer Capital Appreciation Portfolio.....................................................45
                  PIMCO Total Return Portfolio...................................................................49
                  RCM Global Technology Portfolio (formerly PIMCO PEA Innovation Portfolio)......................54
                  T. Rowe Price Mid-Cap Growth Portfolio.........................................................59
                  Third Avenue Small Cap Value Portfolio.........................................................64
         Primary Risks of Investing in the Portfolios............................................................68
         Additional Investment Strategies........................................................................71
         Management..............................................................................................83
                  The Manager....................................................................................84
                  The Advisers...................................................................................87
                  Distribution Plan..............................................................................95
YOUR INVESTMENT..................................................................................................95
         Shareholder Information.................................................................................95
         Dividends, Distributions and Taxes......................................................................96
         Sales and Purchases of Shares...........................................................................97
FINANCIAL HIGHLIGHTS............................................................................................101
FOR MORE INFORMATION.....................................................................................Back Cover


INTRODUCTION

         Understanding the Trust

     Met  Investors  Series  Trust  (the  "Trust")  is  an  open-end  management investment company that offers a selection of thirty managed investment portfolios or mutual funds, only thirteen of which are offered through this Prospectus (the "Portfolios"). Each of the thirteen Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

     Class A and Class B shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

     As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

     Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

         Understanding the Portfolios

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

     Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

     Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

     Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.



Before you choose a Portfolio, please consider...

All of the Portfolios involve risk, but there is also the                                                               Higher
potential for reward.  You can lose money - and you can make                                                         Risk/Reward
money.  The Portfolios are structured so that each offers a                            RCM Global Technology Portfolio
different degree of risk and reward than others.
Notice the scale at the right.  It covers, in the opinion of the                    Met-AIM Small Cap Growth Portfolio
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus.  Please note that the                       Janus Aggressive Growth Portfolio
scale is for illustration purposes only and is not meant to convey
the precise degree of difference in risk/reward among the                       T. Rowe Price Mid-Cap Growth Portfolio
Portfolios.
                                                                                Harris Oakmark International Portfolio
What risk/reward level is for you? Ask yourself the following:                   Met/AIM Mid Cap Core Equity Portfolio

1.   How well do I handle fluctuations in my account value?                      Third Avenue Small Cap Value Portfolio
     The higher a Portfolio is on the risk/ reward spectrum, the
     more its price is likely to move up and down on a day to day                 MFS Research International Portfolio
     basis.  If this makes you uncomfortable, you may prefer an
     investment at the lower end of the scale that may not                  Oppenheimer Capital Appreciation Portfolio
     fluctuate in price as much.
                                                                               Lord Abbett Growth and Income Portfolio
2.   Am I looking for a higher rate of return?
     Generally, the higher the potential return, the                           Neuberger Berman Real Estate Portfolio
     higher the risk.  If you find the potential to make
     money is worth the possibility of losing more, then                       Lord Abbett Bond Debenture Portfolio
     a Portfolio at the higher end of the spectrum may be
     right for you.                                                             PIMCO Total Return Portfolio

A final note: These Portfolios are designed for long-term                                                                Lower
investment.                                                                                                            Risk/Reward



THE PORTFOLIOS

         Investment Summary

Each Portfolio's summary discusses the following :

        o      Investment Objective

               What is the Portfolio's investment goal?

        o      Principal Investment Strategy

               How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

        o      Primary Risks

              What are the specific risks of investing in the Portfolio?

        o     Past Performance

              How well has the Portfolio performed over time?

        o     Fees and Expenses

              What is the cost of investing in the Portfolio?

     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

     In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

     [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

     The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                      Met/AIM Mid Cap Core Equity Portfolio


         Investment Objective:

         Long-term growth of capital.

         Principal Investment Strategy:

     The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

     The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

     In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

         [Right side:]

         Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68 , any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o   Market risk

      o   Foreign investment risk

      o   Market capitalization risk

      o   Investment style risk


         Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

    --------------------------- ----------------------- ----------------------
               -10.73%                    26.03%                 14.32%




                 02                        03                     04
    --------------------------- ----------------------- ----------------------
                        High Quarter: 2nd - 2003 +15.65%
                         Low Quarter: 3rd - 2002 -14.33%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  ------------------------------------------------------------------------------
                                                   Average Annual Total
                                                   Return as of 12/31/04
                                                      Since           Inception
                                       1 Year       Inception            Date


   Class A                              14.60%         9.14%            1/2/02
   Class B                              14.32%         11.42%          10/9/01
   Russell Midcap Index                 20.22%        16.03%*
  --------------------------------- -------------- ------------- ---------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

        Portfolio Management:

o    A I M Capital Management, Inc. see page 87

o    For financial highlights see page 102

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Management Fee(1)                               0.73%                       0.73%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.10%                       0.05%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.83%                       1.03%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.02%                       0.05%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.85%                       1.08%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.75%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses




     ---------------------------------- ---------------------------- -----------------------------------
                                                  Class A                         Class B
     ---------------------------------- ---------------------------- -----------------------------------
     ---------------------------------- ---------------------------- -----------------------------------
     1 Year                                         $87                             $111
     ---------------------------------- ---------------------------- -----------------------------------
     ---------------------------------- ---------------------------- -----------------------------------
     3 Years                                       $268                             $334
     ---------------------------------- ---------------------------- -----------------------------------
     ---------------------------------- ---------------------------- -----------------------------------
     5 Years                                       $464                             $576
     ---------------------------------- ---------------------------- -----------------------------------
     ---------------------------------- ---------------------------- -----------------------------------
     10 Years                                     $1,030                           $1,269
     ---------------------------------- ---------------------------- -----------------------------------


         [Left Side:]

                       Met/AIM Small Cap Growth Portfolio


         Investment Objective:

         Long-term growth of capital.

         Principal Investment Strategy:

     The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

     The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

     In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

         [Right side:]

         Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

   o   Market risk

   o   Market capitalization risk

   o   Investment style risk

   o   Foreign investment risk


         Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                     Year-by-Year Total Return as of 12/31 of Each Year

     ---------------------------- ------------------------ ---------------------
               -27.50%                    38.86%                  6.43%



                 02                         03                      04
     ---------------------------- ------------------------ ---------------------
                        High Quarter: 2nd - 2003 +20.75%
                         Low Quarter: 3rd - 2002 -18.43%


     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                                           Average Annual Total
                                           Return as of 12/31/04
                                                    Since             Inception
                                       1 Year       Inception             Date


      Class A                           6.73%         2.71%              1/2/02
      Class B                           6.43%         7.79%              10/9/01
      Russell 2000 Index               18.33%        16.68%*
      Russell 2000 Growth Index        48.54%        11.00%*
-------------------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

                Portfolio Management:

o    A I M Capital Management, Inc. see page 87

o    For financial highlights see page 106]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Management Fee(1)                               0.90%                       0.90%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.12%                       0.08%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.02%                       1.23%
             Expenses Before Expense Waiver/
             Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.01%                       0.06%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.03%                       1.29%
             Expenses After Expense
             Waiver/Repayment to Manager
            ------------------------------------- --------------------------- --------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.90%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.05% and 1.30%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-------------------------------------------------------------------------
                            Class A               Class B
-------------------------------------------------------------------------
-------------------------------------------------------------------------
1 Year                       $106                  $132
-------------------------------------------------------------------------
-------------------------------------------------------------------------
3 Years                      $327                  $399
-------------------------------------------------------------------------
-------------------------------------------------------------------------
5 Years                      $567                  $685
-------------------------------------------------------------------------
-------------------------------------------------------------------------
10 Years                    $1,254                $1,501
-------------------------------------------------------------------------


                     Harris Oakmark International Portfolio


Investment Objective:

         The Portfolio seeks long-term capital appreciation.

         Principal Investment Strategy:

         Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

         The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price that is determined by the cash it generates. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

         Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.



                             Year-by-Year Total Return as of 12/31 of Each Year

                 ------------------------- ------------------------- -------------------------

                        -18.09%                    34.96%                    20.52%





                            02                        03                        04
                 ------------------------- ------------------------- -------------------------
                        High Quarter: 2nd - 2003 +24.90%
                         Low Quarter: 3rd - 2002 -16.81%


         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.




                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                          20.80%         10.45%             1/2/02
                     Class B                          20.52%         12.47%             10/9/01
                     MSCI EAFE Index                  20.90%        12.70%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 10/9/01.


[SIDE BAR:

         Portfolio Management:

     o    Harris Associates L.P. see page 88

     o    For financial highlights see page 110]

For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 88.


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee(1)                               0.84%                       0.84%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.19%                       0.13%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.03%                       1.22%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.01%                       0.01%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.04%                       1.23%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------


(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.85%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.10% and 1.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

--------------------------------------------------------------------
                           Class A           Class B
--------------------------------------------------------------------
--------------------------------------------------------------------
1 Year                      $107              $126
--------------------------------------------------------------------
--------------------------------------------------------------------
3 Years                     $330              $390
--------------------------------------------------------------------
--------------------------------------------------------------------
5 Years                     $572              $675
--------------------------------------------------------------------
--------------------------------------------------------------------
10 Years                   $1,265            $1,485
--------------------------------------------------------------------

[Left Side:]

                        Janus Aggressive Growth Portfolio


Investment Objective:

         The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

     The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

     The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

     The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

     Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

     The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    High yield debt security risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.



         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                         Year-by-Year Total Return as of 12/31 of Each Year

                --------------------------- --------------------------- ----------------------

                       -27.83%                      30.90%                    8.44%





                            02                          03                       04
                --------------------------- --------------------------- ----------------------
                                        High Quarter: 2nd - 2003  +12.90%
                                         Low Quarter:  3rd - 2002  -16.13%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index the measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           8.82%         0.95%              1/2/02
                     Class B                           8.44%         -6.88%             2/12/01
                     S&P 500 Index                    10.87%        -1.41%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


[SIDE BAR:

         Portfolio Management:

     o    Janus Capital Management LLC see page 89

     o    For financial highlights see page 114]



Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)




             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

            Management Fee(1)                               0.68%                       0.68%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.09%                       0.07%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.77%                       1.00%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.05%                       0.07%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.82%                       1.07%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.76%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.





Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------------------------------------------
                                 Class A            Class B
---------------------------------------------------------------------------
---------------------------------------------------------------------------
1 Year                             $84               $110
---------------------------------------------------------------------------
---------------------------------------------------------------------------
3 Years                           $252               $327
---------------------------------------------------------------------------
---------------------------------------------------------------------------
5 Years                           $434               $562
---------------------------------------------------------------------------
---------------------------------------------------------------------------
10 Years                          $962              $1,236
---------------------------------------------------------------------------

         [Left Side:]

                      Lord Abbett Bond Debenture Portfolio


         Investment Objective:

         To provide high current income and the opportunity for capital appreciation to produce a high total return.

         Principal Investment Strategy:

         Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

         The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

         The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

         Capital appreciation may be obtained by investing in:

     o debt securities when the trend of interest rates is expected to be down

     o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

     o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

     o    equity securities


         The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

         The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    High yield debt security risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk


         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

         The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year

------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------

15.63%        6.26%        3.40%       0.87%       3.76%       -0.39%      19.52%      8.43%






97            98           99          00          01          02          03          04
------------- ------------ ----------- ----------- ----------- ----------- ----------- ----------
                         High Quarter: 2nd -2003 + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     --------------------------------------------------------------------------------------
                                       Average Annual Total Return as of 12/31/04
                                   ----------- ----------------- ---------- ---------------

                                                                                Since       Inception Date
                                                    1 Year        5 Year      Inception

                                   ----------- ----------------- ---------- ---------------


                     Class A                        8.43%          6.20%        7.93%       5/1/96
                     Class B                        8.17%           __          7.11%       4/3/01
                     Credit Suisse First            11.96%         8.17%        7.96%*
                        Boston High Yield
                        Index
                     Lehman Aggregate Bond          4.34%          7.71%        7.14%*
                        Index
                     ------------------------- ----------------- ---------- --------------- ---------------
                           * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

     o    Lord, Abbett & Co. LLC see page 89

     o    For financial highlights see page 118]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                        -------------------------------- ------------------------ ------------------------
                                                                  Class A                  Class B
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------

                         Management Fee(1)                         0.52%                    0.52%
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------
                         12b-1 Fees                                None                     0.25%
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------
                         Other Expenses                            0.06%                    0.06%
                         -------------------------------- ------------------------ ------------------------
                         -------------------------------- ------------------------ ------------------------
                         Total Annual Portfolio                    0.58%                    0.83%
                         Operating Expenses
                         -------------------------------- ------------------------ ------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-----------------------------------------------------------------------
                              Class A           Class B
-----------------------------------------------------------------------
-----------------------------------------------------------------------
1 Year                          $59               $85
-----------------------------------------------------------------------
-----------------------------------------------------------------------
3 Years                        $186              $266
-----------------------------------------------------------------------
-----------------------------------------------------------------------
5 Years                        $325              $462
-----------------------------------------------------------------------
-----------------------------------------------------------------------
10 Years                       $727             $1,029
-----------------------------------------------------------------------

[Left Side:]

                     Lord Abbett Growth and Income Portfolio


         Investment Objective:

         To achieve long-term growth of capital and income without excessive fluctuation in market value.

         Principal Investment Strategy:

         To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

         In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Market capitalization risk

     o    Investment style risk

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

         The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year

------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------

29.82%        19.45%     24.31%      12.87%     16.56%      14.68%     -5.77%     -17.95%      31.06%    12.92%






95            96         97          98         99          00         01         02           03        04
------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------
                        High Quarter 2nd - 2003     + 17.86%
                        Low Quarter: 3rd - 2002     - 19.80%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                ------------------------------------------------------------------------------
                                 Average Annual Total Return as of 12/31/04
                                     1 Year       5 Year      10 Year     Inception Date
                                     ------       ------      -------     --------------

                Class A                12.92%       5.58%       12.81%         12/11/89
                Class B                12.65%        ___         ___            3/22/01
                S&P 500 Index          10.87%       -2.30%      12.07%
                -------------------- ------------ ----------- ----------- --------------------


[SIDE BAR:

         Portfolio Management:

     o    Lord, Abbett & Co. LLC see page 89

     o    For financial highlights see page 122]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                 ------------------------------- ------------------------- ---------------------------
                                                         Class A                    Class B
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------

                 Management Fee                           0.52%                      0.52%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 12b-1 Fees                                None                      0.25%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Other Expenses                           0.05%                      0.05%
                 ------------------------------- ------------------------- ---------------------------
                 ------------------------------- ------------------------- ---------------------------
                 Total Annual Portfolio                   0.57%                      0.82%
                 Operating Expenses
                 ------------------------------- ------------------------- ---------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

------------------------------------------------------------------
                           Class A         Class B
------------------------------------------------------------------
------------------------------------------------------------------
1 Year                       $58             $84
------------------------------------------------------------------
------------------------------------------------------------------
3 Years                     $181            $258
------------------------------------------------------------------
------------------------------------------------------------------
5 Years                     $315            $448
------------------------------------------------------------------
------------------------------------------------------------------
10 Years                    $704            $995
------------------------------------------------------------------

         [Left Side:]


                      MFS Research International Portfolio


Investment Objective:

         The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

         The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

         The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

         The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year

                  -------------------------- ------------------------- --------------------
                           -11.80%                    32.04%                 19.56%





                             02                         03                     04
                  -------------------------- ------------------------- --------------------
                        High Quarter: 4th - 2003 +15.97%
                        Low Quarter: 3rd - 2002 -14.58%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    ---------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since            Inception
                                                      1 Year       Inception            Date


                     Class A                          19.92%         6.17%             5/1/01
                     Class B                          19.56%         4.39%             2/12/01
                     MSCI EAFE Index                  20.70%         3.95%*
                     ----------------------------- -------------- ------------- ----------------------
                           * Index performance is from 2/12/01.


[SIDE BAR:
---------

         Portfolio Management:

     o    Massachusetts Financial Services Company see page 90

     o    For financial highlights see page 126]


Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

            Management Fee                                  0.77%                       0.77%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.17%                       0.16%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.94%                       1.18%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                             0.06%                       0.07%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                1.00%                       1.25%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.00% and 1.25%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 1.10% and 1.35%, respectively.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------------
                               Class A               Class B
----------------------------------------------------------------------------
----------------------------------------------------------------------------
1 Year                          $103                  $128
----------------------------------------------------------------------------
----------------------------------------------------------------------------
3 Years                         $307                  $384
----------------------------------------------------------------------------
----------------------------------------------------------------------------
5 Years                         $528                  $659
----------------------------------------------------------------------------
----------------------------------------------------------------------------
10 Years                       $1,164                $1,444
----------------------------------------------------------------------------

         [Left Side:]

                     Neuberger Berman Real Estate Portfolio


         Investment Objective:

     To provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

         Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Portfolio defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITS are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code. REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole.

         REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

         The Portfolio may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of these, deemed by the Portfolio's Adviser to be of comparable quality.

         The Portfolio's Adviser makes investment decisions through a fundamental analysis of each company. The Adviser reviews each company's current financial condition and industry position, as well as economic and market conditions. In doing so, it evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors. The Adviser believes that its investment approach is distinct in that it uses an objective combination of traditional securities analysis and direct real estate analysis, while placing great emphasis upon the property sector weightings. The Adviser generally adheres to a strict valuation methodology - price to net asset value per share, cash flow multiple versus growth rate and relative valuation - which guide the Adviser's buy and sell decisions.

         The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Real estate investment risk

     o    Interest rate risk

     o    Credit risk

     o    High yield debt security risk

     o    Market capitalization risk

     o    Investment style risk


         In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Prior Performance:

         The Portfolio commenced operations on April 30, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 130. For information on Neuberger Berman Management, Inc.'s prior performance with a comparable fund, see page 90.



[SIDE BAR:

         Portfolio Management:

     o    Neuberger Berman Management, Inc. see page 90]


Fees and Expenses:

         This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

                 ------------------------------------- ----------------------- ----------------------
                                                              Class A                 Class B
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------

                Management Fee                                0.70%                   0.70%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 12b-1 Fees                                     None                   0.25%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Other Expenses                                0.14%                   0.03%
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Total Annual Portfolio Operating              0.84%                   0.98%
                 Expenses Before Expense
                 Waiver/Repayment to Manager
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Contractual Expense                            ---                     ---
                 (Waiver)/Repayment to Manager*
                 ------------------------------------- ----------------------- ----------------------
                 ------------------------------------- ----------------------- ----------------------
                 Total Annual Portfolio Operating              0.84%                   0.98%
                 Expenses After Expense Waiver/
                 Repayment to Manager
                 ------------------------------------- ----------------------- ----------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

    -----------------------------------------------------------------
                               Class A            Class B
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    1 Year                       $86               $100
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    3 Years                     $269               $314
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    5 Years                     $468               $544
    -----------------------------------------------------------------
    -----------------------------------------------------------------
    10 Years                   $1,040             $1,206
    -----------------------------------------------------------------

         [Left Side:]

                   Oppenheimer Capital Appreciation Portfolio


         Investment Objective:

         The Portfolio seeks capital appreciation.

         Principal Investment Strategy:

         The Portfolio invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

         In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

     o    Companies with above-average growth potential

     o Companies with increasing earnings momentum and a history of positive earnings growth

     o    Stocks with low valuations relative to their growth potential

     o    Companies with the potential for positive earnings surprises

     o    Growth rates that the Adviser believes are sustainable over time

[Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk


         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year

                      --------------------------- ------------------------- --------------------

                              -24.73%                     28.53%                  6.40%





                                  02                         03                     04
                      --------------------------- ------------------------- --------------------
                                         High Quarter: 2nd - 2003 +14.54%
                                         Low Quarter: 2nd - 2002 -15.52%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since             Inception
                                                      1 Year       Inception             Date


                     Class A                           6.70%         1.24%              1/2/02
                     Class B                           6.40%         -3.17%             2/12/01
                     S&P 500 Index                    10.87%        -1.41%*
                     ----------------------------- -------------- ------------- ------------------------
                           * Index performance is from 2/28/01.


[SIDE BAR:
---------

         Portfolio Management:

     o    OppenheimerFunds, Inc. see page 91

     o    For financial highlights see page 134]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)


            ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.60%                       0.60%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.09%                       0.06%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.69%                       0.91%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                            (0.01)%                      0.04%
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.68%                       0.95%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.75% and 1.00%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

--------------------------------------------------------------------------
                             Class A               Class B
--------------------------------------------------------------------------
--------------------------------------------------------------------------
1 Year                         $71                   $97
--------------------------------------------------------------------------
--------------------------------------------------------------------------
3 Years                       $221                  $295
--------------------------------------------------------------------------
--------------------------------------------------------------------------
5 Years                       $385                  $510
--------------------------------------------------------------------------
--------------------------------------------------------------------------
10 Years                      $861                 $1,127
--------------------------------------------------------------------------

         [Left Side:]

                          PIMCO Total Return Portfolio


         Investment Objective:

         The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

         Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

         The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

         The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    Foreign investment risk

         Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

         Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

         If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

         Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

         In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.



                                          Year-by-Year Total Return as of 12/31 of Each Year

                     ----------------------------- ----------------------- -----------------------

                             9.29%                      4.53%                   4.80%





                                  02                         03                      04
                     ----------------------------- ----------------------- -----------------------
                                           High Quarter: 3rd - 2002 +3.65%
                                           Low Quarter: 2nd - 2004 -2.03%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     --------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception         Date


                     Class A                           5.25%         7.09%      5/1/01
                     Class B                           4.80%         6.49%      2/12/01
                     Lehman Brothers Aggregate         4.34%         6.46%*
                        Bond Index
                     ----------------------------- -------------- ------------- ---------------
                           * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:

     o    Pacific Investment Management Company LLC see page 91

     o    For financial highlights see page 138]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee                                  0.50%                       0.50%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.07%                       0.06%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.57%                       0.81%
             Expenses
             ------------------------------------- --------------------------- --------------------------


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------
                           Class A             Class B
----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year                       $58                 $83
----------------------------------------------------------------------
----------------------------------------------------------------------
3 Years                     $183                $260
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years                     $319                $451
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years                    $715               $1,005
----------------------------------------------------------------------

[Left Side:]

                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)

Investment Objective:

         The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

         The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

         The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

         The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

         The Portfolio may utilize, primarily for risk management and hedging purposes, short sales (collateralized or uncollateralized), or other derivative instruments such as stock index futures contracts, purchase and sale of put and call options and other option strategies such as spreads and straddles.

[Right side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Credit risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

         Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

         In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

         Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

         The Portfolio's investments in derivatives and use of short sales can significantly increase the Portfolio's exposure to market risk and credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.



Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 14, 2005, RCM Capital Management is the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.



                                          Year-by-Year Total Return as of 12/31 of Each Year

               --------------------------- --------------------------- --------------------------

                       -50.65%                      57.57%                     -4.31%





                           02                          03                         04
               --------------------------- --------------------------- --------------------------
                                           High Quarter: 2nd - 2003 +21.50%
                                           Low Quarter: 3rd - 2002 -34.81%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                    -----------------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                         Since            Inception
                                                      1 Year           Inception             Date


                     Class A                          -4.28%            -14.04%            5/01/05
                     Class B                          -4.31%            -18.18%            2/12/01
                     S&P 500 Index                    10.87%            -1.41%*
                     ----------------------------- -------------- -------------------- -----------------
                           * Index performance is from 2/28/01.


         For information on RCM Capital Management LLC's prior performance with a comparable fund, see page 92.

[SIDE BAR:

         Portfolio Management:

     o    RCM Capital Management LLC see page 92

     o    For financial highlights see page 142]

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



             ------------------------------------- --------------------------- --------------------------
                                                            Class A                     Class B
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------

             Management Fee(1)                               0.90%                       0.90%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             12b-1 Fees                                       None                       0.25%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Other Expenses                                  0.01%                       0.01%
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.91%                       1.16%
             Expenses Before Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Contractual Expense                              ---                         ---
             (Waiver)/Repayment to Manager*
             ------------------------------------- --------------------------- --------------------------
             ------------------------------------- --------------------------- --------------------------
             Total Annual Portfolio Operating                0.91%                       1.16%
             Expenses After Expense
             Waiver/Repayment to Manager
             ------------------------------------- --------------------------- --------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.95%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 1.10% and 1.35%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.



Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------------
                           Class A             Class B
----------------------------------------------------------------------
----------------------------------------------------------------------
1 Year                       $93                $119
----------------------------------------------------------------------
----------------------------------------------------------------------
3 Years                     $291                $370
----------------------------------------------------------------------
----------------------------------------------------------------------
5 Years                     $506                $642
----------------------------------------------------------------------
----------------------------------------------------------------------
10 Years                   $1,123              $1,415
----------------------------------------------------------------------

         [Left Side:]

                     T. Rowe Price Mid-Cap Growth Portfolio

Investment Objective:

         Long-term growth of capital.

         Principal Investment Strategy:

         The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

         In selecting investments, the Adviser generally favors companies that:

o        have proven products or services;
o        have a record of above-average earnings growth;
o        have demonstrated potential to sustain earnings growth;
o        operate in industries experiencing increasing demand; or
o        have stock prices that appear to undervalue their growth prospects.

         In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

         While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's objectives. Investments in futures and options, if any, are subject to additional volatility and potential losses. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

         While most assets will be invested in U.S. common stocks, other securities may also be purchased including foreign stocks.

         The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]

Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

                  Market risk

                  Foreign investment risk

                  Market capitalization risk

                  Investment style risk


         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.



                                         Year-by-Year Total Return as of 12/31 of Each Year

                    ------------------------- -------------------- --------------------

                           -44.04%                 36.64%               17.82%





                               02                     03                   04
                    ------------------------- -------------------- --------------------
                                       High Quarter: 2nd - 2003 +19.34%
                                       Low Quarter: 2nd - 2002 -30.65%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



                     -------------------------------------------------------------------------
                                                                    Average Annual Total
                                                                    Return as of 12/31/04
                                                                     Since        Inception
                                                      1 Year       Inception        Date


                     Class A                          18.15%         -6.61%         5/1/01
                     Class B                          17.82%         -7.09%         2/12/01
                     Russell Midcap Growth Index      15.47%         -0.37%*
                     ----------------------------- -------------- ------------- --------------
                           * Index performance is from 2/12/01.


[SIDE BAR:

         Portfolio Management:

                o   T. Rowe Price Associates, Inc. see page 93

                o   For financial highlights
                    see page 146]

For information on T Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 93.

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None







Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

                  ---------------------------------- ---------------------- ------------------------
                                                            Class A                 Class B
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Management Fee                             0.75%                   0.75%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  12b-1 Fees                                 None                    0.25%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Other Expenses                             0.08%                   0.07%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.83%                   1.07%
                  Expenses Before Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Contractual Expense                        0.07%                   0.08%
                  (Waiver)/Repayment to Manager*
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.90%                   1.15%
                  Expenses After Expense
                  Waiver/Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.90% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A and Class B shares were 0.95% and 1.20%, respectively. In addition, the Manager has agreed that any subadvisory fee waivers received from the Portfolio's Adviser commencing February 17, 2005 will be passed on to the Portfolio in the form of a voluntary fee waiver.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

---------------------------------------------------------------
                         Class A        Class B
---------------------------------------------------------------
---------------------------------------------------------------
1 Year                     $92           $118
---------------------------------------------------------------
---------------------------------------------------------------
3 Years                   $273           $350
---------------------------------------------------------------
---------------------------------------------------------------
5 Years                   $469           $601
---------------------------------------------------------------
---------------------------------------------------------------
10 Years                 $1,035         $1,318
---------------------------------------------------------------

[Left Side:]

                     Third Avenue Small Cap Value Portfolio

Investment Objective:

         The Portfolio seeks long-term capital appreciation.

         Principal Investment Strategy:

         The Portfolio seeks to achieve its objective by acquiring common stocks of well-financed small companies at a substantial discount to what the Adviser believes is their intrinsic value. Under normal circumstances, the Portfolio expects to invest as least 80% of its net assets in equity securities of small companies. The Portfolio considers a "small company" to be one whose market capitalization is no greater than nor less than the range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time of the investment. The Portfolio may continue to hold or buy additional stock in a company that exceeds this range if the stock remains attractive. The Portfolio may also invest up to 25% of its total assets in foreign securities.

         The Portfolio adheres to a strict value discipline in selecting investments. The Portfolio's Adviser identifies investment opportunities through intensive research of individual companies and generally does not focus on stock market conditions and other macro factors. The Portfolio may seek investments in the securities of companies in industries that are temporarily depressed. The Portfolio follows a strategy of "buy and hold." The Portfolio will generally sell an investment only when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment's inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

         The Portfolio is non-diversified, which means that the Portfolio may have fewer investments than diversified mutual funds of comparable size.

         [Right side:]

         Primary Risks:

         The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 68, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Market capitalization risk

     o    Investment style risk

     o    Foreign investment risk

         In addition, because the Portfolio may invest in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

         Past Performance:

         The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

         The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for the full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                     Year-by-Year Total Return as of 12/31 of Each Year

          ------------------------------ ------------------------
                     41.41%                      26.50%




                       03                          04
          ------------------------------ ------------------------
                       High Quarter: 2nd - 2003 +18.25%
                       Low Quarter: 1st - 2003 -3.38%

         The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell 2000 Value Index, an unmanaged index that measures the stock performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.



-----------------------------------------------------------------------------------
                                               Average Annual Total
                                               Return as of 12/31/04
                                                 Since            Inception
                                 1 Year        Inception             Date


Class A                          26.81%         16.18%              5/1/02
Class B                          26.50%         15.98%              5/1/02
Russell 2000 Value Index
                                 22.25%         13.21%
----------------------------- -------------- -------------- -----------------------


[SIDE BAR:

         Portfolio Management:

     o    Third Avenue Management LLC see page 94

     o    For financial highlights see page 150]

For information on Third Avenue Management LLC's prior performance with a comparable fund, see page 94.

Fees and Expenses:

         The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)



                  ---------------------------------- ---------------------- ------------------------
                                                            Class A                 Class B
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------

                  Management Fee                             0.75%                   0.75%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  12b-1 Fees                                 None                    0.25%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Other Expenses                             0.12%                   0.07%
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.87%                   1.07%
                  Expenses Before Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Contractual Expense                         ---                     ---
                  (Waiver)/Repayment to Manager*
                  ---------------------------------- ---------------------- ------------------------
                  ---------------------------------- ---------------------- ------------------------
                  Total Annual Portfolio Operating           0.87%                   1.07%
                  Expenses After Expense Waiver/
                  Repayment to Manager
                  ---------------------------------- ---------------------- ------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A and Class B shares of the Portfolio will not exceed 0.95% and 1.20%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.


Example

         The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

         The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

----------------------------------------------------------------
                        Class A          Class B
----------------------------------------------------------------
----------------------------------------------------------------
1 Year                    $89             $110
----------------------------------------------------------------
----------------------------------------------------------------
3 Years                  $279             $342
----------------------------------------------------------------
----------------------------------------------------------------
5 Years                  $484             $593
----------------------------------------------------------------
----------------------------------------------------------------
10 Years                $1,076           $1,311
----------------------------------------------------------------



         Primary Risks of Investing in the Portfolios


         One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

         A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

         Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

         The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

         Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

         The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

         High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

         You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

         Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

         Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

         Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

         Although the Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

         The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

         In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.



         Additional Investment Strategies

         In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.




------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
              Met/AIM Met/AIM  Harris  Janus   Lord     Lord    MFS       Neuberger Oppenheimer PIMCO   RCM       T.    Third
              Mid     Small    Oakmark Aggres- Abbett   Abbett  Research  Berman    Capital     Total  Global    Rowe   Avenue
              Cap     Cap      Inter-  sive    Bond    Growth   Inter-    Real      Apprecia-   Return Tech-    Price   Small
              Core    Growth   nation- Growth  Deben-   and     national  Estate    tion        Port-  nology  Mid-Cap  Cap
              Equity  Port-    al      Port-   ture    Income   Port-    Portfolio  Port-       folio  Port-    Growth  Value
              Port-   folio    Port-   folio   Port-   Port-    folio               folio              folio    Port-   Portfolio
              folio            folio           folio   folio                                                    folio

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------

Brady Bonds                                                                                     X
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Collateralized                                    X                                    X        X                        X
Mortgage
Obligations

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Convertible     X        X               X        X       X        X                   X        X                X       X
Securities
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Depositary      X        X       X       X        X       X        X                   X                X        X       X
Receipts
              ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Derivatives:
Options         X        X               X                         X                            X       X        X
Futures         X        X                                         X                            X       X        X
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Direct                                                                                          X
Participation
in
Corporate
Loans
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Dollar Roll                      X                                                              X
Transactions
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Foreign                          X       X                         X                            X       X        X       X
Currency
Transactions
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Foreign                                  X        X                X                            X                X       X
Debt
Securities
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Foreign         X        X       X       X        X       X        X                   X                X        X       X
Equity
Securities
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Forward                                  X        X                X         X                  X                X
Commitments,
When-Issued
and Delayed
Delivery
Securities

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
High            X        X               X        X                X         X         X        X                X
Quality
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed
by Bank
Holding
Companies
in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the
World Bank;
Variable
Amount
Master
Demand
Notes and
Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
High                                     X        X                          X                  X
Yield/High
Risk Debt
Securities

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Hybrid                                   X                                                      X       X        X
Instruments
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Illiquid                                 X                         X         X         X        X       X        X       X
and
Restricted
Securities
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Indexed                                  X                         X                            X       X
Securities
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Interest                                                                                        X
Rate
Transactions

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Investment                               X        X                X         X                  X                X
Grade Debt
Securities

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Investments                      X       X                         X                                    X        X       X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Mortgage-backed                                   X                X                            X                        X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Municipal                                                                                       X
Securities
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Non-mortgage                                                                                    X
Asset-backed
Securities

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
PIK                                      X        X                                             X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds

------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Preferred       X        X               X        X       X        X         X         X        X                X       X
Stocks
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Real Estate     X        X               X                         X         X         X                         X       X
Investment
Trusts
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Repurchase                       X                X       X                            X        X       X        X       X
Agreements
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Reverse                                           X       X                                     X       X                X
Repurchase
Agreements
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Rights and                       X       X        X       X        X         X                                   X
Warrants
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Securities      X        X       X       X        X       X        X                   X        X       X        X       X
Loans
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Short Sales                                                        X                            X       X
(Against
the Box)
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
Structured                                                                                      X                X
Notes
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------
U.S.            X        X               X        X                X         X         X        X                X       X
Government
Securities
------------- ------- -------- ------- ------- -------- ------- --------- -------- ---------- ------ --------- ------- -------

         Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

         Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

         CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

         Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

         Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

         Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

         These instruments are subject to market risk and foreign investment risk.

         Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

         Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

         Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

         Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

         Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

         Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

         Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

         The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

         Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

         If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

         Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

         These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

         Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

         Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

         Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

         Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

         Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

         High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

         Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

         Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

         These instruments are subject to credit risk, interest rate risk and foreign investment risk.

         High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Rating Services (S&P) and Ba or lower by Moody's Investors Services (Moody's). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

         High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

         Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

         Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

         Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

         If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

         Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

         There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

         Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

         Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

         Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

         Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

         Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

         Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

         The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

         PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

         Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

         These securities are subject to credit risk and interest rate risk.

         Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

         Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

         Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

         Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

         Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

         Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

         Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

         Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

         Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

         The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

         Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

         The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

         Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

         Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

         U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

         U.S. Government securities are subject to interest rate risk. Credit risk is remote.

         Defensive Investments

         Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

         Portfolio Turnover

         The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and RCM Global Technology Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and RCM Global Technology Portfolio generally will have annual turnover rates of 100% or more.

         Downgrades in Fixed Income Debt Securities

         Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.


         Management

         The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                                   The Manager

         Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

         As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:



-------------------------------------------------------------- ----------------------------------------------------------
Portfolio                                                      Advisory Fee
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------

Met/AIM  Mid Cap Core Equity Portfolio
                                                               0.75% of first
                                                               $150 million of
                                                               such assets plus
                                                               0.70% of such
                                                               assets over $150
                                                               million up to
                                                               $500 million plus
                                                               0.675% of such
                                                               costs over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                             0.90% of first $500 million of such assets plus 0.85% of
                                                               such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Harris Oakmark International Portfolio                         0.85%
                                                               of first $500
                                                               million of such
                                                               assets plus 0.80%
                                                               of such assets
                                                               over $500 million
                                                               up to $1 billion
                                                               plus 0.75% of
                                                               such assets over
                                                               $1 billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Janus Aggressive Growth Portfolio                              0.75%
                                                               of first $25
                                                               million of such
                                                               assets plus 0.70%
                                                               of such assets
                                                               over $25 million
                                                               up to $250
                                                               million plus
                                                               0.65% of such
                                                               assets over $250
                                                               million up to $1
                                                               billion plus
                                                               0.55% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio                           0.60%
                                                               of first $250
                                                               million of such
                                                               assets plus 0.55%
                                                               of such assets
                                                               over $250 million
                                                               up to $500
                                                               million plus
                                                               0.50% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.45% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and Income Portfolio                        0.60% of first
                                                               $800 million of
                                                               such assets plus
                                                               0.55% of such
                                                               assets over $800
                                                               million up to
                                                               $1.5 billion plus
                                                               0.45% of such
                                                               assets over $1.5
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
MFS Research International Portfolio                           0.80%
                                                               of first $200
                                                               million of such
                                                               assets plus 0.75%
                                                               of such assets
                                                               over $200 million
                                                               up to $500
                                                               million plus
                                                               0.70% of such
                                                               assets over $500
                                                               million up to $1
                                                               billion plus
                                                               0.65% of such
                                                               assets over $1
                                                               billion
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Neuberger Berman Real Estate Portfolio                         0.70% of first
                                                               $200 million of
                                                               such assets plus
                                                               0.65% of such
                                                               assets over $200
                                                               million up to
                                                               $750 million plus
                                                               0.55% of such
                                                               assets over $750
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio                     0.65%
                                                               of first $150
                                                               million of such
                                                               assets plus
                                                               0.625% of such
                                                               assets over $150
                                                               million up to
                                                               $300 million plus
                                                               0.60% of such
                                                               assets over $300
                                                               million up to
                                                               $500 million plus
                                                               0.55% of such
                                                               assets over $500
                                                               million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                                   0.50%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
RCM Global Technology Portfolio                                0.90% of first $500 million of such assets plus 0.85% of
                                                               such assets over $500 million
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio                         0.75%
-------------------------------------------------------------- ----------------------------------------------------------
-------------------------------------------------------------- ----------------------------------------------------------
Third Avenue Small Cap Value Portfolio                         0.75% of first $1 billion of such assets plus 0.70% of
                                                               such assets over $1 billion
-------------------------------------------------------------- ----------------------------------------------------------


         A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

         In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:







Expense Limitation Provisions

--------------------------------------------- ---------------------------------
                                             Total Expenses Limited to (% of
Portfolios                                     daily net assets)
--------------------------------------- ---------------------------------
Met/AIM Mid Cap Core Equity                          0.90%
Met/AIM Small Cap Growth                             1.05%
Harris Oakmark International                         1.10%
Janus Aggressive Growth                              0.90%
MFS Research International                           1.00%
Neuberger Berman Real Estate                         0.90%
Oppenheimer Capital Appreciation                     0.75%
RCM Global Technology                                1.10%
T. Rowe Price Mid-Cap Growth                         0.90%
Third Avenue Small Cap Value                         0.95%


         Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

         The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.









                                  The Advisers

         Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

         The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

         The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 200 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $ 138 billion as of December 31, 2004.


         Met/AIM Mid Cap Core Equity Portfolio

         The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:

     o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. He is assisted by the Mid/Large Cap Core Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.


Met/AIM Small Cap Growth Portfolio

         The Adviser uses a team approach to investment management. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are:


     o Juliet S. Ellis (lead manager), Senior Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

     o Juan R. Hartsfield, Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

     o They are assisted by the Small Cap Core/Growth Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.


HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $60.3 billion of assets as of December 31, 2004.

     o David G. Herro, CFA, Partner and Chief Investment Officer-International, and Michael J. Welsh, CFA, CPA and Partner, manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

         The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

Oakmark International Fund - Class I shares               19.09%                  9.93%                 11.54%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI World ex U.S. Index                                  20.39%                 -0.77%                 5.94%
-------------------------------------------------- ---------------------- ---------------------- ---------------------


JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2004, Janus Capital Group, Inc. managed approximately $139 billion in assets.

     o Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture and Lord Abbett Growth and Income Portfolios of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

     o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.



Lord Abbett Growth and Income Portfolio

     o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann who are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2004.

     o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

               Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

               Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.


NEUBERGER BERMAN MANAGEMENT, INC. ("Neuberger Berman"), 605 Third Avenue, 2nd Floor, New York, New York 10158, is the Adviser to the Neuberger Berman Real Estate Portfolio of the Trust. Neuberger Berman is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly owned company. The firm and its affiliates manage $82.9 billion in total assets as of December 31, 2004 and continue an asset management history that began in 1939.

     o Steven R. Brown, a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. He joined Neuberger Berman in 2002 and from 1997 to 2002, he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

PRIOR EXPERIENCE WITH COMPARABLE FUND

         The Neuberger Berman Real Estate Portfolio and the Neuberger Berman Real Estate Fund, which is also advised by Neuberger Berman, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2004, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Neuberger Berman, performance information regarding the Neuberger Berman Real Estate Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Neuberger Berman Real Estate Fund and the Portfolio will vary.

         The table below compares the Neuberger Berman Real Estate Fund's average annual compounded total returns for the 1-year period and since inception of the Trust Class shares on 5/01/02 through 12/31/04 with the NAREIT Equity REIT Index, an unmanaged index which tracks the performance of all Equity REITs currently listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.




-------------------------------------------------- --------------------------------------------------------------
                                                            Average Annual Total Return as of 12/31/04
-------------------------------------------------- --------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------
                                                          1 Year                     Since Inception

-------------------------------------------------- ---------------------- ---------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------

Neuberger Berman Real Estate Fund -                       31.68%                          25.47%
Trust Class shares
-------------------------------------------------- ---------------------- ---------------------------------------
-------------------------------------------------- ---------------------- ---------------------------------------
NAREIT Equity REIT Index                                  31.58%                          22.37%
-------------------------------------------------- ---------------------- ---------------------------------------


OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts.

     o    Jane  Putnam,  Vice  President  and  Manager.   Ms.  Putnam  has  been
          associated with Oppenheimer as a portfolio manager since July 1995.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.

PIMCO Total Return Portfolio

     o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

     o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.


RCM CAPITAL MANAGEMENT LLC ("RCM"), a subsidiary of AGI LP, Suite 2900, Four Embarcadero Center, San Francisco, California 94111 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the RCM Global Technology Portfolio of the Trust. Originally founded in 1970, RCM provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. RCM is an indirect subsidiary of Allianz AG. As of December 31, 2004, RCM had over $22.7 billion in assets under management.

     o Walter C. Price, CFA, Co-Portfolio Manager, is a Managing Director and Senior Analyst on the Global Technology Team. Mr. Price joined RCM in 1974.

     o Huarchen Chen, CFA, Co-Portfolio Manager is a Senior Portfolio Manager with RCM. Mr. Chen joined RCM in 1984.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The RCM Global Technology Portfolio and the Allianz RCM Global Technology Fund, which is also advised by RCM, have substantially similar investment objectives, policies, and strategies. RCM began managing the Portfolio in January 2005. In order to provide you with information regarding the investment capabilities of RCM, performance information regarding the Allianz RCM Global Technology Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Allianz RCM Global Technology Fund and the Portfolio will vary.

         The table below compares the Allianz RCM Global Technology Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/31/95 through 12/31/04 with the NASDAQ Composite Index, an unmanaged market-value weighted index of all common stocks on the NASDAQ Stock Market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- -------------------------------------------------------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year            Since Inception
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------

Allianz RCM Global Technology Fund - Class I              17.93%                 -9.17%                 18.29%
shares
-------------------------------------------------- ---------------------- ---------------------- ---------------------
-------------------------------------------------- ---------------------- ---------------------- ---------------------
NASDAQ Composite Index                                     8.60%                 -11.76%                8.41%
-------------------------------------------------- ---------------------- ---------------------- ---------------------



T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

     o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.


PRIOR EXPERIENCE WITH COMPARABLE FUND

         The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

         The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------------------------------ ---------------------------------------------------------
                                                             Average Annual Total Return as of 12/31/04
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
                                                                  1 Year              5 Year             10 Year
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------

T. Rowe Price Mid-Cap Growth Fund                                 18.39%              6.52%              15.73%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
Russell Midcap Growth Index                                       15.48%              -3.36%             11.23%
------------------------------------------------------------ ------------------ ------------------- ------------------
------------------------------------------------------------ ------------------ ------------------- ------------------
S & P Mid Cap 400 Index                                           16.48%              9.54%              16.10%
------------------------------------------------------------ ------------------ ------------------- ------------------



THIRD AVENUE MANAGEMENT LLC ("Third Avenue"), 622 Third Avenue, New York, NY 10017, is the Adviser for the Third Avenue Small Cap Value Portfolio of the Trust. Third Avenue is an indirect, majority owned subsidiary of Affiliated Managers Group, Inc. Third Avenue or its predecessor entity has been an investment adviser for mutual funds since its organization in 1986 and as of December 31, 2004 had over $11.7 billion in assets under management.

     o Curtis Jensen, Co-Portfolio Manager and Co-Chief Investment Officer of the Adviser. Mr. Jensen has been employed by the Adviser and its predecessor since 1995 as a portfolio manager and senior research analyst. He has been co-manager of the Third Avenue Small-Cap Value Fund since its inception and became sole manager of that Fund in May 2001.

     o Ian Lapey, Co-Portfolio Manager. Mr. Lapey has been employed by the Adviser and its predecessor since 2001 as a portfolio manager and senior research analyst. Prior/ to joining the Adviser, Mr. Lapey was an equity research analyst with Credit Suisse First Boston from 1997 to 2001.

PRIOR PERFORMANCE WITH A COMPARABLE FUND

         The Third Avenue Small Cap Value Portfolio and the Third Avenue Small-Cap Value Fund, which is also advised by Third Avenue, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in May 2002, it does not have a long operating history. In order to provide you with information regarding the investment capabilities of Third Avenue, performance information regarding the Third Avenue Small-Cap Value Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Third Avenue Small-Cap Value Fund and the Portfolio will vary.

         The table below compares the Third Avenue Small-Cap Value Fund's average annual compounded total returns for the 1- and 5-year periods and since inception on 4/1/97 through 12/31/04 with the Russell 2000 Value Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.



------------------------------------ ---------------------------------------------------------------------------------
                                                        Average Annual Total Return as of 12/31/04
------------------------------------ ---------------------------------------------------------------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
                                             1 Year                    5 Year                  Since Inception
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------

Third Avenue Small-Cap Value Fund            21.27%                    15.21%                       12.95%
------------------------------------ ------------------------ -------------------------- -----------------------------
------------------------------------ ------------------------ -------------------------- -----------------------------
Russell 2000 Value Index                     22.25%                    17.23%                       13.65%
------------------------------------ ------------------------ -------------------------- -----------------------------


Distribution Plan

         Each Portfolio has adopted for its Class B shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% of the average daily net assets of each Portfolio as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments are limited to 0.25% of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

         The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

         However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

         Disclosure of Portfolio Holdings

         Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com);
(i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

         A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.


Dividends, Distributions and Taxes

Dividends and Distributions

         Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

         All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

         Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

         Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

         Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

         Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

         The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

         The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares and Class B shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

         MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

         Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

         The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

         The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

         If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

         Limitations on the Trust's Ability to Detect and Deter Market Timing

         The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

         Risks Associated With Market Timing Generally

         While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

         Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

         A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

         Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

         Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

         Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

         Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

         Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

         The following financial highlights tables are intended to help you understand each Portfolio's Class A shares and Class B shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



Met/AIM Mid Cap Core Equity Portfolio*

Class A

                                For the Years Ended December 31,
                                                                               For the period from
                                                                                 January 2, 2002
                                                                               (commencement of
                                                                                 operations) to
                                                                                 December 31,

                                    2004(a)           2003(a)                  2002(a)
                                    -------           ------

NET ASSET VALUE, BEGINNING OF
PERIOD........................      $12.33             $9.85                   $10.98
                                    ------             -----                   ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income.........       0.08              0.01                     0.03
Net realized and unrealized
gains (losses)................       1.72              2.58                    (1.15)
                                     ----              ----                    ------
TOTAL FROM INVESTMENT
OPERATIONS....................       1.80              2.59                    (1.12)
                                     ----              ----                    ------
DISTRIBUTIONS:
Dividends from net investment
income................................---.............(0.01)..               (0.00)+++

Distributions from net
realized capital gains................---.............(0.10)..                 (0.01)
                                      ---             ------                   ------
TOTAL DISTRIBUTIONS...........................................
                                      ---             (0.11)                   (0.01)
                                      ---             ------                   ------

NET ASSET VALUE, END OF PERIOD      $14.13            $12.33                   $9.85
                                    ------            ------                   -----

TOTAL RETURN..................       14.60            26.42%                 (10.18)%+
                                     -----            ------                 --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).....................       $58.8             $4.5                     $4.2

RATIOS TO AVERAGE NET ASSETS
(1):
Expenses......................       0.85%             0.93%                  0.90%++

Net investment income.........       0.59%             0.10%                  0.26%++

PORTFOLIO TURNOVER RATE.......       90.7%             36.2%                   37.1%+

---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                   0.83%               0.96%                   1.64%++
Ratio of Expenses to
Average Net Assets After
Broker Rebates:                     N/A                0.92%                   0.86%++


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap
Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.



Met/AIM Mid Cap Core Equity Portfolio*

Class B

                                          For the Years Ended December 31,
                                                                                                      For the period from
                                                                                                        October 9, 2001
                                                                                                       (commencement of
                                                                                                          operations)
                                                                                                       to December 31,
                                          2004(a)            2003(a)             2002(a)                   2001(a)
                                          -------            -------             -------                  -------

NET ASSET VALUE, BEGINNING OF PERIOD
                                           $12.29             $9.83               $11.02               $10.00
                                           ------             -----               ------               ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income loss..........        0.02              (0.01)             0.00+++              0.00+++

Net realized and unrealized gains
(losses)............................        1.74               2.57               (1.18)                1.03
                                            ----               ----               ------                ----
TOTAL FROM INVESTMENT OPERATIONS....        1.76               2.56               (1.18)                1.03
                                            ----               ----               ------                ----
DISTRIBUTIONS:

Dividends from net investment income........---............... ---              (0.00) +++             (0.01)

Distributions from net realized             ---               (0.10)              (0.01)                ---
capital gains...............................

TOTAL DISTRIBUTIONS.........................---...............(0.10)              (0.01)               (0.01)
                                            ---               ------              ------               ------
NET ASSET VALUE, END OF PERIOD......      $14.05             $12.29              $9.83                $11.02
                                           ------             ------              -----                ------

TOTAL RETURN........................       14.32%             26.03%             (10.73)%             10.26%+
                                           ------             ------             --------             ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................       $211.0             $211.8              $32.8                 $4.5

RATIOS TO AVERAGE NET ASSETS (1):
Expenses............................        1.08%              1.19%               1.15%               1.15%++

Net investment income/(loss)........       0.16%             (0.08)%               ---               (0.06)%++

PORTFOLIO TURNOVER RATE.............       90.7%              36.2%               37.1%                18.0%+
______________________

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                              1.03%              1.15%               1.91%               7.18%++\
Ratio of Expenses to Average Net
Assets After Broker Rebates:               N/A               1.19%               1.12%                 N/A


* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap
Equity Portfolio.

+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable.

(a) Net investment income per share was calculated using average shares outstanding.






Met/AIM Small Cap Growth Portfolio

Class A

                                          For the Years Ended December 31,

                                                                                         For the period from January
                                                                                           2, 2002 (commencement of
                                                                                              operations)  to
                                                                                            December  31,
                                               2004(a)                2003(a)                   2002(a)
                                               -------                -------                   -------
NET ASSET VALUE, BEGINNING OF PERIOD..
                                               $12.03                  $8.65                      $11.85
                                               ------                  -----                      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss...................         (0.09)                 (0.08)                      (0.06)
Net realized and unrealized gains
(losses)..............................          0.90                   3.46                       (3.14)
                                                ----                   ----                       ------
TOTAL FROM INVESTMENT OPERATIONS......

                                                0.81                   3.38                       (3.20)
                                                ----                   ----                       ------
NET ASSET VALUE, END OF PERIOD .......
                                               $12.84                 $12.03                      $8.65
                                               ------                 ------                      -----
TOTAL RETURN..........................          6.73%                 39.08%                    (27.00)%+
                                                -----                 ------                    ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................          $92.5                  $6.2                        $6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................          1.03%                  1.04%                     1.05%++
Net investment loss...................         (0.74)                 (0.78%)                   (0.64)%++
PORTFOLIO TURNOVER RATE...............
                                                94.9%                  29.8%                      19.5%+
------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                    1.02%                  1.16%                     2.10%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                    N/A                     N/A                      1.03%++

+........Non-annualized

++.......Annualized

N/A......Not Applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Met/AIM Small Cap Growth Portfolio

Class B

                                       For the Years Ended December 31,
                                                                                         For the period from
                                                                                           October 9, 2001
                                                                                          (commencement of
                                                                                           operations) to
                                                                                            December 31,
                                          2004(a)        2003(a)         2002(a)              2001(a)
                                          -------        -------         -------
NET ASSET VALUE, BEGINNING OF PERIOD.
                                          $11.97          $8.62          $11.89                $10.00
                                          ------          -----          ------                ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................     (0.12)         (0.11)          (0.08)                (0.02)
Net realized and unrealized gains
(losses).............................      0.89           3.46           (3.19)                 1.91
                                           ----           ----           ------                 ----
TOTAL FROM INVESTMENT OPERATIONS.....

                                           0.77           3.35           (3.27)                 1.89
                                           ----           ----           ------                 ----
NET ASSET VALUE, END OF PERIOD......
                                          $12.74         $11.97           $8.62                $11.89
                                          ------         ------           -----                ------
TOTAL RETURN.........................      6.43%         38.86%         (27.50)%               18.90%+
                                           -----         ------         --------               -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)............................     $309.7         $206.3           $47.1                 $7.6
RATIOS TO AVERAGE NET ASSETS(1):
Expenses.............................      1.29%          1.30%           1.30%                1.30%++
Net investment loss..................     (1.03)%        (1.04)%         (0.87)%              (0.92)%++
PORTFOLIO TURNOVER RATE..............
                                           94.9%          29.8%           19.5%                 5.1%+
-----------------

(1) Ratio of Operating Expenses
to Average Net Assets Before Reimbursement by
the Manager:                               1.23%          1.36%           2.32%                5.22%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                N/A            N/A            1.28%                  N/A

+        Non-annualized

++       Annualized

N/A      Not applicable

(a)      Net investment income per share was calculated using average shares outstanding.






Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class A

                                      For the Years Ended December 31,
                                                                                    For the period from January 2,
                                                                                       2002 (commencement of
                                                                                        operations) to
                                                                                         December 31,
                                         2004(a)             2003(a)                        2002(a)
                                          -------             -------                    -----------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................       $11.89               $8.89                      $10.81
                                          ------               -----                      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income..............        0.04                 0.08                       0.06
Net realized and unrealized gains
(losses)...........................        2.43                 3.06                      (1.97)
                                           ----                 ----                      ------
TOTAL FROM INVESTMENT OPERATIONS...

                                           2.47                 3.14                      (1.91)
                                           ----                 ----                      ------
DISTRIBUTIONS:
Dividends from net investment
income......................................---............... (0.11)                     (0.01)
Distributions from net realized
capital gains...............................---............... (0.03)                       ---
                                            ---                ------                       ---
TOTAL DISTRIBUTIONS.........................---............... (0.14)                     (0.01)
                                            ---                ------                     ------
NET ASSET VALUE, END OF PERIOD.....
                                          $14.36               $11.89                      $8.89
                                          ------               ------                      -----
TOTAL RETURN.......................       20.80%               35.36%                    (17.64)%+
                                          ------               ------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)..........................       $276.4                $8.4                       $4.8
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................        1.04%               1.16%                      1.10%++
Net investment income..............        0.32%               0.80%                      0.68%++
PORTFOLIO TURNOVER RATE............

                                           11.3%               22.1%                      82.0%+
-------------------

Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:              1.04%               1.21%                     2.49%++

Ratio of Expenses to Average Net
Assets  After Broker Rebates:
                                            N/A                1.15%                     1.08%++

*        Effective January 1, 2003, the Portfolio changed its name to
         Harris Oakmark International Portfolio and Harris Associates L.P.
         became the Portfolio's Adviser.

+        Non-annualized

++       Annualized

(a)      Net investment income per share was calculated using average shares outstanding.





Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class B

                                       For the Years Ended December 31,


                                                                                       For the period from
                                                                                         October 9, 2001
                                                                                         (commencement of
                                                                                       operations) to
                                      2004(a)         2003(a)          2002(a)         December 31, 2001(a)
                                      -------         -------          -------         -----------------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.84          $8.87           $10.84                 $10.00
                                       ------          -----           ------                 ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income (loss).....
                                        0.16            0.02            0.01                  (0.02)
Net realized and unrealized
gains (losses)...................       2.27            3.08           (1.97)                  0.99
                                        ----            ----           ------                  ----
TOTAL FROM INVESTMENT OPERATIONS.

                                        2.43            3.10           (1.96)                  0.97
                                        ----            ----           ------                  ----
DISTRIBUTIONS:
Dividends from net investment
income..................................---............(0.10).         (0.01)                 (0.01)
Distributions from net realized
capital gains...........................---............(0.03).           ---                  (0.12)
                                        ---            ------            ---                  ------
TOTAL DISTRIBUTIONS...........................................
                                        ---            (0.13)          (0.01)                 (0.13)
                                        ---            ------          ------                 ------
NET ASSET VALUE, END OF PERIOD...
                                       $14.27          $11.84           $8.87                 $10.84
                                       ------          ------           -----                 ------
TOTAL RETURN.....................      20.52%          34.96%         (18.09)%                9.69%+
                                       ------          ------         --------                -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................      $483.9          $288.0           $17.9                  $5.8

RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................      1.23%           1.43%            1.35%                1.35%++
Net investment income (loss).....
                                       1.27%           0.17%            0.15%               (0.07)%++
PORTFOLIO TURNOVER RATE..........
                                       11.3%           22.1%            82.0%                 22.5%+
----------------

(1) Ratio of Operating Expenses
to Average Net Assets Before
Reimbursement by the Manager:          1.23%            1.33%            2.64%                5.69%++
Ratio of Expenses to Average
Net Assets After Broker
Rebates:                               N/A            1.43%**           1.31%                  N/A

*        Effective January 1, 2003, the Portfolio changed its name to
         Harris Oakmark International Portfolio and Harris Associates L.P.
         became the Portfolio's Adviser

** Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

+        Non-annualized

++       Annualized

N/A      Not applicable

(a)      Net investment income per share was calculated using average shares outstanding.






Janus Aggressive Growth Portfolio

Class A

                                       For the Years Ended December 31,

                                                                                        For the period from
                                                                                          January 2, 2002
                                                                                         (commencement of
                                                                                          operations) to
                                             2004(a)               2003(a)             December 31, 2002(a)
                                             -------               -------             --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..
                                              $7.03                 $5.37                      $7.44
                                              -----                 -----                      -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)..........         0.01                 (0.01)                     0.01
Net realized and unrealized gains
(losses)..............................         0.61                  1.67                     (2.08)
                                               ----                  ----                     ------
TOTAL FROM INVESTMENT OPERATIONS......

                                               0.62                  1.66                     (2.07)
                                               ----                  ----                     ------
DISTRIBUTIONS:

Dividends from net investment income..
                                               ---                   ---                     (0.00)+++
Distributions from net realized
capital gains.........................         ---                   ---                        ---
                                               ---                   ---                        ---


TOTAL DISTRIBUTIONS...................         ---                   ---                     (0.00)+++
                                               ---                   ---                     ------
NET ASSET VALUE, END OF PERIOD........
                                              $7.65                 $7.03                      $5.37
                                              -----                 -----                      -----
TOTAL RETURN..........................        8.82%                 30.91%                   (27.78)%+
                                              -----                 ------                   --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................        $250.8                $19.9                      $2.7
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..............................        0.90%                 0.89%                     0.85%++
Net investment income (loss)..........        0.15%                (0.09)%                    0.11%++
PORTFOLIO TURNOVER RATE...............
                                              104.7%                91.5%                     92.7%+
--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                              0.85%                 0.90%                     1.43%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                               N/A                  0.89%                     0.77%++


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.





Janus Aggressive Growth Portfolio

Class B

                                        For the Years Ended December 31,
                                                                                         For the period from
                                                                                          February 12, 2001
                                                                                          (commencement of
                                                                                           operations) to
                                             2004(a)        2003(a)       2002(a)       December 31, 2001(a)
                                             -------        -------       -------       --------------------
NET ASSET VALUE, BEGINNING OF PERIOD....
                                              $6.99          $5.34         $7.40               $10.00
                                              -----          -----         -----               ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss)............     (0.01)         (0.02)        (0.01)               0.00+++
Net realized and unrealized gains
(losses)................................      0.60           1.67         (2.05)               (2.60)
                                              ----           ----         ------               ------
TOTAL FROM INVESTMENT OPERATIONS........
                                              0.59           1.65         (2.06)               (2.60)
                                              ----           ----         ------               ------
DISTRIBUTIONS:

Dividends from net investment income....
                                               ---            ---        (0.00)+++               ---
Distributions from net realized capital
gains...................................       ---            ---           ---                  ---
                                               ---            ---           ---                  ---

TOTAL DISTRIBUTIONS.....................       ---            ---        (0.00)+++               ---
                                               ---            ---        ------                  ---
NET ASSET VALUE, END OF PERIOD..........
                                              $7.58          $6.99         $5.34                $7.40
                                              -----          -----         -----                -----
TOTAL RETURN............................      8.44%         30.90%       (27.83)%             (26.00)%+
                                              -----         ------       --------             --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions).
                                             $339.5         $252.6         $46.8                $15.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses................................      1.15%          1.14%         1.10%               1.10%++
Net investment loss.....................     (0.11)%        (0.37)%       (0.18)%             (0.11)%++
PORTFOLIO TURNOVER RATE.................
                                             104.7%          91.5%         92.7%               98.4%+
-------------------

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:
                                              1.08%          1.18%         1.69%               4.03%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:                          N/A           1.13%         1.00%                 N/A


+        Non-annualized

++       Annualized

+++      Rounds to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Bond Debenture Portfolio*
Class A


                                       For the Years Ended December 31,

                                         2004(a)        2003(a)       2002(a)         2001(a)          2000
                                         -------        -------       -------         -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                         $12.04         $10.24         $11.22         $11.75          $12.48
                                         ------         ------         ------         ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income...............      0.70           0.73           0.77           0.90            1.00
Net realized and unrealized gains
(losses)............................      0.31           1.27          (0.79)         (0.48)          (0.90)
                                          ----           ----          ------         ------          ------
TOTAL FROM INVESTMENT OPERATIONS....

                                          1.01           2.00          (0.02)          0.42            0.10
                                          ----           ----          ------          ----            ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                         (0.42)         (0.20)         (0.96)         (0.95)          (0.83)
Distributions from net realized
capital gains..............................---............---.          ---            ----            ----
                                           ---            ---           ---            ----            ----
TOTAL DISTRIBUTIONS......................(0.42).........(0.20)         (0.96)         (0.95)          (0.83)
                                         ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD......
                                         $12.63         $12.04         $10.24         $11.22          $11.75
                                         ------         ------         ------         ------          ------
TOTAL RETURN........................      8.43%         19.52%        (0.39)%          3.76%          0.87%
                                          -----         ------        -------          -----          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................     $520.3         $234.6         $202.1         $154.2          $155.2
RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................      0.63%          0.70%         0.70%           0.72%          0.85%
Net investment income...............      5.65%          6.52%         7.43%           7.76%          7.78%
PORTFOLIO TURNOVER RATE.............
                                          39.8%          36.9%         45.8%           66.2%          64.9%
------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement By
Manager:                                   N/A          0.67%+         0.77%           0.75%          0.86%

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Bond Debenture Portfolio
Class B

                                        For the Years Ended December 31,
                                                                                      For the period from March
                                                                                      22, 2001 (commencement of
                                                                                          operations) to
                                                                                         December  31,
                                       2004(a)         2003(a)          2002(a)              2001(a)
                                       -------         -------          -------             ------------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $11.97           $10.21           $11.20                 $12.03
                                       ------           ------           ------                 ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.69             0.69             0.72                   0.64

Net realized and unrealized
gains (losses)...................       0.29             1.46            (0.76)                 (0.52)
                                        ----             ----            ------                 ------

TOTAL FROM INVESTMENT OPERATIONS.

                                        0.98             2.15            (0.04)                  0.12
                                        ----             ----            ------                  ----

DISTRIBUTIONS:

Dividends from net investment
income.................................(0.41)...........(0.20)           (0.95)                 (0.95)

Distributions from net realized
capital gains............................---............(0.19)            ---                    ----
                                         ---            ------            ---                    ----

TOTAL DISTRIBUTIONS...........................................
                                       (0.41)           (0.39)           (0.95)                 (0.95)
                                       ------           ------           ------                 ------

NET ASSET VALUE, END OF PERIOD...
                                       $12.54           $11.97           $10.21                 $11.20
                                       ------           ------           ------                 ------

TOTAL RETURN.....................       8.17%           19.15%          (0.57)%                 1.17%+
                                        -----           ------          -------                 -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)........................      $776.0           $758.2           $197.4                 $31.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.........................       0.88%           0.96%            0.95%                 0.95%++

Net investment income............       5.61%           6.11%            7.12%                 7.38%++

PORTFOLIO TURNOVER RATE..........       39.8%           36.9%            45.8%                  66.2%+

------------------

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:                             N/A           0.91%+++          1.05%                 0.98%++

+        Non-annualized

++       Annualized

+++      Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)      Net investment income per share was calculated using average shares outstanding.





Lord Abbett Growth and Income Portfolio*
Class A

                                         For the Years Ended December 31,

                                              2004(a)       2003(a)      2002(a)        2001(a)          2000
                                              -------       -------      -------        -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD.....
                                              $24.41        $18.86        $25.05        $26.82          $24.07
                                              ------        ------        ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income....................      0.33          0.23          0.21          0.25           0.00+
Net realized and unrealized gains
(losses).................................      2.82          5.56         (4.67)        (1.80)           3.26
                                               ----          ----         ------        ------           ----
TOTAL FROM INVESTMENT OPERATIONS.........
                                               3.15          5.79         (4.46)        (1.55)           3.26
                                               ----          ----         ------        ------           ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                              (0.12)        (0.24)        (0.21)        (0.22)          (0.28)
Distributions from net realized capital
gains...........................................---...........---         (1.52)         ----           (0.33)
                                                ---           ---         ------         ----           ------
TOTAL DISTRIBUTIONS...........................(0.12)........(0.24)        (1.73)        (0.22)          (0.51)
                                              ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD...........
                                              $27.44        $24.41        $18.86        $25.05          $26.82
                                              ------        ------        ------        ------          ------
TOTAL RETURN.............................     12.92%        31.06%       (17.95)%       (5.77)%         14.68%
                                              ------        ------       --------       -------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..
                                             $1,867.5      $1,167.7       $890.2       $1,205.5         $944.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.................................      0.57%         0.62%        0.65%          0.64%          0.70%
Net investment income....................      1.30%         1.13%        0.94%          1.04%          1.32%

PORTFOLIO TURNOVER RATE..................
                                               29.7%         37.0%        55.4%          69.7%          51.7%
---------------------

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:                                   0.56%         0.62%         0.67%          0.64%           N/A

Ratio of Expenses to Average Net Assets
After Broker Rebates:                           N/A          0.61%         0.63%           N/A            N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+        Rounds  to less than $0.005 per share.

N/A      Not applicable

(a) Net investment income per share was calculated using average shares outstanding.






Lord Abbett Growth and Income Portfolio
Class B

                                       For the Years Ended December 31,
                                                                                    For the period from March
                                                                                    22, 2001 (commencement of
                                                                                       operations)  to
                                                                                       December  31,
                                       2004(a)         2003(a)         2002(a)             2001(a)
                                       -------         -------         -------            --------

NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                       $24.29           $18.78          $25.01                $23.59
                                       ------           ------          ------                ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.27             0.18            0.17                  0.13

Net realized and unrealized
gains (losses) ..................       2.80             5.54           (4.67)                 1.51
                                        ----             ----           ------                 ----

TOTAL FROM INVESTMENT OPERATIONS.

                                        3.07             5.72           (4.50)                 1.64
                                        ----             ----           ------                 ----

DISTRIBUTIONS:

Dividends from net investment
income.................................(0.09)...........(0.21)          (0.21)                (0.22)

Distributions from net realized
capital gains............................---.............---..          (1.52)                 ----
                                         ---             ---            ------                 ----

TOTAL DISTRIBUTIONS...........................................
                                       (0.09)           (0.21)          (1.73)                (0.22)
                                       ------           ------          ------                ------


NET ASSET VALUE, END OF PERIOD...
                                       $27.27           $24.29          $18.78                $25.01
                                       ------           ------          ------                ------

TOTAL RETURN.....................      12.65%           30.73%         (18.12)%               6.96%+
                                       ------           ------         --------               -----

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)........................     $1,282.3         $1,081.0         $337.3                $98.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.........................       0.82%           0.86%           0.90%                0.89%++

Net investment income............       1.08%           0.87%           0.78%                0.72%++

PORTFOLIO TURNOVER RATE..........       29.7%           37.0%           55.4%                 69.7%+

-----------------

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:                            0.80%           0.86%           0.93%                 0.89%++

Ratio of Expenses to Average Net
Assets After Broker Rebate:              N/A            0.86%           0.88%                   N/A


+        Non-annualized

++       Annualized

N/A      Not applicable

(a)      Net investment income per share was calculated using average shares outstanding.






MFS Research International Portfolio
Class A

                                       For the Years Ended December 31,
                                                                                    For the period from May 1,
                                                                                       2001 (commencement of
                                                                                         operations)  to
                                                                                        December  31,
                                   2004(a)          2003(a)            2002(a)             2001(a)
                                  -------          -------            -------            ----------

NET ASSET VALUE, BEGINNING
OF PERIOD....................

                                   $9.81            $7.49              $8.48                   $9.55
                                   -----            -----              -----                   -----

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income (loss).
                                   0.08             0.06               0.06                   (0.01)

Net realized and unrealized
gains (losses)...............
                                   1.85             2.34              (1.04)                  (1.04)
                                   ----             ----              ------                  ------

TOTAL FROM INVESTMENT
OPERATIONS...................
                                   1.93             2.40              (0.98)                  (1.05)
                                   ----             ----              ------                  ------

DISTRIBUTIONS:

Dividends from net
investment income...................---............(0.08).....        (0.01)                  (0.02)

Distributions from net
realized capital gains............(0.02).............---......          ---                     ---
                                  ------             ---                ---                     ---

TOTAL DISTRIBUTIONS...........................................
                                  (0.02)           (0.08)             (0.01)                  (0.02)
                                  ------           ------             ------                  ------

NET ASSET VALUE, END OF
PERIOD.......................
                                  $11.72            $9.81              $7.49                   $8.48
                                  ------            -----              -----                   -----

TOTAL RETURN.................     19.72%           32.20%            (11.52)%                (11.04)%+
                                  ------           ------            --------                --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
(In millions)................     $304.0            $67.3              $9.4                    $3.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.....................      1.06%            1.09%              1.00%                  1.00%++

Net investment income (loss).
                                   0.75%            0.68%              0.73%                 (0.01)%++

PORTFOLIO TURNOVER RATE......
                                   98.5%            99.0%             114.1%                  133.6%+

------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                       0.94%           1.11%               1.86%                 5.08%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                            N/A            1.09%               1.00%                   N/A

+        Non-annualized

++       Annualized

N/A      Not Applicable

(a)      Net investment income per share was calculated using average shares outstanding.






MFS Research International Portfolio
Class B

                                       For the Years Ended December 31,
                                                                                        For the period from
                                                                                         February 12, 2001
                                                                                         (commencement of
                                                                                          operations) to
                                    2004(a)          2003(a)          2002(a)          December 31, 2001(a)
                                    -------          -------          -------          --------------------

NET ASSET VALUE, BEGINNING OF
PERIOD.........................
                                     $9.79            $7.47            $8.48                  $10.00
                                     -----            -----            -----                  ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income..........       0.05            0.05              0.03                   0.01

Net realized and unrealized
gains (losses).................
                                      1.86            2.33             (1.03)                 (1.52)
                                      ----            ----             ------                 ------

TOTAL FROM INVESTMENT
OPERATIONS.....................
                                      1.91            2.38             (1.00)                 (1.51)
                                      ----            ----             ------                 ------

DISTRIBUTIONS:

Dividends from net investment
income................................---............(0.06)...         (0.01)                 (0.01)

Distributions from net
realized capital gains...............(0.02)............---....          ---                     ---
                                     ------            ---              ---                     ---

TOTAL DISTRIBUTIONS...........................................
                                     (0.02)          (0.06)            (0.01)                 (0.01)
                                     ------          ------            ------                 ------

NET ASSET VALUE, END OF PERIOD.
                                     $11.68           $9.79            $7.47                   $8.48
                                     ------           -----            -----                   -----

TOTAL RETURN...................      19.56%          32.04%           (11.80)%               (15.14)%+
                                     ------          ------           --------               --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)......................      $396.0          $186.0            $67.1                   $14.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.......................      1.32%            1.33%            1.25%                  1.25%++

Net investment income..........      0.47%            0.56%            0.34%                  0.13%++

PORTFOLIO TURNOVER RATE........
                                     98.5%            99.0%            114.1%                 133.6%+

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:
                                     1.18%            1.39%            2.07%                5.33%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                              N/A             1.33%            1.25%                  N/A

+        Non-annualized

++       Annualized

N/A      Not Applicable

(a)     Net investment income per share was calculated using average shares outstanding.





Neuberger Berman Real Estate Portfolio
Class A

                                                For the period from April
                                                30, 2004 (commencement of
                                               operations) to December 31,
                                                         2004(a)


NET ASSET VALUE, BEGINNING OF PERIOD.........
                                                          $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income........................              0.55

Net realized and unrealized gains............              2.42
                                                           ----

TOTAL FROM INVESTMENT OPERATIONS.............
                                                           2.97

DISTRIBUTIONS:

Dividends from net investment income..........................
                                                          (0.22)

Distributions from net realized capital gains.................
                                                          (0.28)

TOTAL DISTRIBUTIONS.......................................(0.50)
                                                          ------

NET ASSET VALUE, END OF PERIOD...............
                                                          $12.47

TOTAL RETURN.................................             29.73%
                                                          ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)......
                                                          $77.1

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.....................................             0.84%+

Net investment income........................             6.76%+

PORTFOLIO TURNOVER RATE......................            52.3%++

---------------------

(1)  Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                                  0.84%+

+........Annualized

++.......Non-annualized

(a)......Net investment income per share was calculated using average shares outstanding.





Neuberger Berman Real Estate Portfolio
Class B

                                                  For the period from April
                                                  30, 2004 (commencement of
                                                       operations) to December
                                                     31, 2004(a)

NET ASSET VALUE, BEGINNING OF PERIOD...........
                                                            $10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income..........................              0.26

Net realized and unrealized gains..............              2.69
                                                             ----

TOTAL FROM INVESTMENT OPERATIONS...............
                                                             2.95

DISTRIBUTIONS:

Dividends from net investment income...........
                                                            (0.20)

Distributions from net realized capital
gains........................................               (0.28)

TOTAL DISTRIBUTIONS.........................................(0.48)
                                                            ------

NET ASSET VALUE, END OF PERIOD.................
                                                            $12.47

TOTAL RETURN...................................             29.55%
                                                            ------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions)........             $167.2

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.......................................            0.98%++

Net investment income..........................            3.45%++

PORTFOLIO TURNOVER RATE........................             52.3%+


----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                                           0.98%++


+   Non-annualized

++  Annualized

(a) Net investment income per share was calculated using average shares outstanding.







Oppenheimer Capital Appreciation Portfolio

Class A

                                              For the Years Ended December 31,

                                                                                         For the period from
                                                                                           January 2, 2002
                                                                                          (commencement of
                                                                                           operations) to
                                                  2004(a)             2003(a)           December 31, 2002(a)
                                                  -------             -------           -----------------

           NET ASSET VALUE, BEGINNING OF
             PERIOD........................
                                                   $8.33               $6.47                    $8.57
                                                   -----               -----                    -----
             INCOME FROM INVESTMENT
             OPERATIONS:

             Net investment income.........         0.07                0.01                    0.01
             Net realized and unrealized
             gains (losses)................
                                                    0.47                1.85                   (2.11)
                                                    ----                ----                   ------
             TOTAL FROM INVESTMENT
             OPERATIONS....................
                                                    0.54                1.86                   (2.10)
                                                    ----                ----                   ------
             DISTRIBUTIONS:
             Dividends from net investment
             income................................(0.06)...............---                   (0.00)+++
             Distributions from net
             realized capital gains................(0.45)...............---                      ---
                                                   ------               ---                      ---
             TOTAL DISTRIBUTIONS...........................................
                                                   (0.51)               ---                   (0.00)+++
                                                   ------               ---                   ------
             NET ASSET VALUE, END OF PERIOD
                                                   $8.36               $8.33                    $6.47
                                                   -----               -----                    -----
             TOTAL RETURN..................        6.70%               28.75%                 (24.47)%+
                                                   -----               ------                 --------
             RATIOS/SUPPLEMENTAL DATA:
             Net assets, end of period (In
             millions).....................        $298.0               $0.2                    $0.7
             RATIOS TO AVERAGE NET ASSETS
             (1):
             Expenses......................        0.68%               0.72%                   0.75%++
             Net investment income ........        0.90%               0.07%                   0.17%++
             PORTFOLIO TURNOVER RATE.......
                                                   65.3%               36.6%                   20.6%+
             --------------------

             (1) Ratio of Operating Expenses to
             Average Net Assets Before
             Reimbursement by the Manager:
                                                   0.69%               0.75%                   0.99%++
             Ratio of Expenses to Average
             Net Assets After Broker
             Rebates:                               N/A                0.72%                     N/A

+........Non-annualized

++.......Annualized

+++......Rounds to less than $0.005 per share.

N/A......Not Applicable
(a)......Net investments income per share was calculated using average shares outstanding.




Oppenheimer Capital Appreciation Portfolio

Class B

                                               For the Years Ended December 31,
                                                                                                 For the period from February
                                                                                                   12, 2001 (commencement of
                                                                                                         operations)  to
                                                                                                        December  31,
                                               2004(a)          2003(a)           2002(a)                  2001(a)
                                               -------          -------           -------                  --------

NET ASSET VALUE, BEGINNING OF PERIOD......
                                                $8.29            $6.45             $8.57                    $10.00
                                                -----            -----             -----                    ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income.....................       0.06             ---             0.00+++                   0.00+++
Net realized and unrealized gains (losses)
                                                 0.46            1.84              (2.12)                   (1.43)
                                                 ----            ----              ------                   ------
TOTAL FROM INVESTMENT OPERATIONS..........
                                                 0.52            1.84              (2.12)                   (1.43)
                                                 ----            ----              ------                   ------
DISTRIBUTIONS:
Dividends from net investment income..........................
                                                (0.05)            ---            (0.00)+++                 (0.00)+++
Distributions from net realized capital
gains...........................................(0.45)........    ---               ---                       ---
                                                ------            ---               ---                       ---
TOTAL DISTRIBUTIONS.............................(0.50)........    ---            (0.00)+++                 (0.00)+++
                                                ------            ---            ------                    ------
NET ASSET VALUE, END OF PERIOD............
                                                $8.31            $8.29             $6.45                     $8.57
                                                -----            -----             -----                     -----
TOTAL RETURN..............................      6.40%           28.53%            (24.73)%                 (14.27)%+
                                                -----           ------            --------                 --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...
                                                $634.6          $551.0             $122.4                    $26.9
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................      0.95%            0.99%             1.00%                    1.00%++
Net investment income (loss)..............      0.67%           (0.03)%           (0.02)%                   0.04%++
PORTFOLIO TURNOVER RATE...................
                                                65.3%            36.6%             20.6%                    29.7%+
---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                               0.91%            0.98%*             1.22%                    3.21%++
Ratio of Expenses to Average Net
Assets After Broker Rebates:
                                                N/A              0.99%              N/A                       N/A

+   Non-annualized

++  Annualized

+++ Rounds to less than $0.005 per share.

*   Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.
..........
N/A Not Applicable

(a) Net investments income per share was calculated using average shares outstanding.







PIMCO Total Return Portfolio

Class A

                                        For the Years Ended December 31,

                                                                                     For the period from May 1,
                                                                                        2001 (commencement of
                                                                                         operations) to
                                                                                        December 31,
                                        2004(a)        2003(a)          2002(a)             2001(a)
                                        -------        -------          -------            -----------
NET ASSET VALUE, BEGINNING OF PERIOD.

                                         $11.61        $11.34           $10.35                 $10.03
                                         ------        ------           ------                 ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income................     0.20          0.28             0.33                   0.27
Net realized and unrealized gains....
                                          0.40          0.23             0.66                   0.40
                                          ----          ----             ----                   ----
TOTAL FROM INVESTMENT OPERATIONS.....

                                          0.60          0.51             0.99                   0.67
                                          ----          ----             ----                   ----
DISTRIBUTIONS:
Dividends from net investment income..........................
                                         (0.81)        (0.13)             ---                  (0.20)
Distributions from net realized           ---          (0.11)             ---                  (0.15)
                                          ---          ------             ---                  ------
capital gains.................................................
TOTAL DISTRIBUTIONS...........................................
                                         (0.81)        (0.24)             ---                  (0.35)
                                         ------        ------             ---                  ------
NET ASSET VALUE, END OF PERIOD.......
                                         $11.40        $11.61           $11.34                 $10.35
                                         ------        ------           ------                 ------
TOTAL RETURN.........................    5.25%          4.53%            9.57%                 6.68%+
                                         -----          -----            -----                 -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)............................    $578.0        $194.5           $155.0                  $59.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.............................    0.57%          0.59%            0.65%                 0.65%++
Net investment income................    1.69%          2.43%            3.06%                 3.76%++
PORTFOLIO TURNOVER RATE..............
                                         416.0%        547.1%           474.4%                 346.0%+
--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                              N/A          0.57%*           0.64%*                 1.15%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





PIMCO Total Return Portfolio

Class B

                                          For the Years Ended December 31,
                                                                                       For the period from February
                                                                                         12, 2001 (commencement of
                                                                                             operations) to
                                                                                              December  31,
                                         2004(a)        2003(a)           2002(a)               2001(a)
                                        -------        -------           -------               -----------
NET ASSET VALUE, BEGINNING OF PERIOD.

                                         $11.54        $11.29            $10.33                   $10.00
                                         ------        ------            ------                   ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income................     0.19          0.24              0.31                     0.32
Net realized and unrealized gains....
                                          0.38          0.25              0.65                     0.34
                                          ----          ----              ----                     ----
TOTAL FROM INVESTMENT OPERATIONS.....

                                          0.57          0.49              0.96                     0.66
                                          ----          ----              ----                     ----
DISTRIBUTIONS:
Distributions in excess of net
investment income.............................................
                                         (0.79)        (0.13)              ---                    (0.18)
Distributions from net realized
capital gains.............................---..........(0.11).             ---                    (0.15)
                                          ---          ------              ---                    ------
TOTAL DISTRIBUTIONS...........................................
                                         (0.79)        (0.24)              ---                    (0.33)
                                         ------        ------              ---                    ------
NET ASSET VALUE, END OF PERIOD.......
                                         $11.32        $11.54            $11.29                   $10.33
                                         ------        ------            ------                   ------
TOTAL RETURN.........................    4.98%          4.53%             9.29%                   6.68%+
                                         -----          -----             -----                   -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)............................   $1,028.5       $893.8            $427.7                    $46.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.............................    0.81%          0.83%             0.90%                   0.90%++
Net investment income................    1.66%          2.07%             2.85%                   3.48%++
PORTFOLIO TURNOVER RATE..............
                                         416.0%        547.1%            474.4%                   346.0%+
----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                              N/A          0.82%*            0.90%*                   1.40%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to
..........the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class A

                                               For the Years Ended December 31,


                                                                                                   For the period from May 1,
                                                                                                      2001 (commencement of
                                                                                                         operations to
                                                                                                          December 31,
                                                 2004(a)            2003(a)           2002(a)               2001(a)
                                                 -------            -------           -------              ----------
NET ASSET VALUE, BEGINNING OF PERIOD......
                                                  $4.83              $3.06             $6.18                  $8.06
                                                  -----              -----             -----                  -----
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.......................       (0.02)              (0.04)            (0.04)                (0.04)
Net realized and unrealized gains (losses)
                                                 (0.19)               1.81             (3.08)                (1.84)
                                                 ------               ----             ------                ------
TOTAL FROM INVESTMENT OPERATIONS..........
                                                 (0.21)               1.77             (3.12)                (1.88)
                                                 ------               ----             ------                ------
NET ASSET VALUE, END OF PERIOD............
                                                  $4.62              $4.83             $3.06                  $6.18
                                                  -----              -----             -----                  -----
TOTAL RETURN..............................       (4.28%)             57.84%           (50.49)%              (23.33)%+
                                                 -------             ------           --------              --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)...
                                                  $81.8              $47.2             $13.0                  $16.1
RATIOS TO AVERAGE NET ASSETS (1):
Expenses..................................        0.96%              1.10%             1.10%                 1.10%++
Net investment loss.......................       (0.45)%            (0.89)%           (0.90)%               (0.90)%++
PORTFOLIO TURNOVER RATE...................
                                                 173.0%              313.0%            227.2%                346.9%+
-------------------

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:
                                                   N/A               1.26%             1.73%                 3.97%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:                              N/A               1.04%             1.04%                   N/A

*........Effective May 1, 2004, the Portfolio changed its name from PIMCO
Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005,
the Portfolio changed its name to RCM Global Technology Portfolio.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.





RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class B

                                             For the Years Ended December 31,


                                                                                                   For the period from
                                                                                                    February 12, 2001
                                                                                                    (commencement of
                                                                                                   operations) to December
                                                 2004(a)          2003(a)         2002(a)              31, 2001(a)
                                                 -------          -------         -------              -----------
NET ASSET VALUE, BEGINNING OF PERIOD.......
                                                  $4.79            $3.04           $6.16                 $10.00
                                                  -----            -----           -----                 ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss........................      (0.02)           (0.05)           (0.04)                (0.06)
Net realized and unrealized gains (losses).
                                                 (0.19)            1.80            (3.08)                (3.78)
                                                 ------            ----            ------                ------
TOTAL FROM INVESTMENT OPERATIONS...........
                                                 (0.21)            1.75            (3.12)                (3.84)
                                                 ------            ----            ------                ------
NET ASSET VALUE, END OF PERIOD.............
                                                  $4.78            $4.79           $3.04                  $6.16
                                                  -----            -----           -----                  -----
TOTAL RETURN...............................      (4.31)%          57.57%          (50.65)%              (38.40)%+
                                                 -------          ------          --------              --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)....
                                                 $100.2            $64.8           $15.2                  $9.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses...................................       1.21             1.35%           1.35%                 1.35%++
Net investment loss........................      (0.57)%          (1.14)%         (1.13)%               (1.01)%++
PORTFOLIO TURNOVER RATE....................      173.0%           313.0%           227.2%                346.9%+
------------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement to
the Manager:
                                                   N/A             1.52%           1.96%                 4.21%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:                              N/A             1.29%           1.27%                   N/A


*........Effective May 1, 2004, the Portfolio changed its name from PIMCO
Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005,
the Portfolio changed its name to RCM Global Technology Portfolio.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment loss per share was calculated using average shares outstanding.






T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                                          For the Years Ended December 31,
                                                                                         For the period from May 1,
                                                                                           2001 (commencement of
                                                                                                operations) to
                                                                                                 December 31,
                                             2004(a)         2003(a)        2002(a)               2001(a)
                                             -------         -------        -------              --------

NET ASSET VALUE, BEGINNING OF PERIOD....
                                              $6.39           $4.66          $8.37                 $9.76
                                              -----           -----          -----                 -----

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss.....................      (0.03)          (0.02)         (0.02)                (0.02)

Net realized and unrealized gains
(losses)................................       1.19            1.75          (3.66)                (1.37)
                                               ----            ----          ------                ------

TOTAL FROM INVESTMENT OPERATIONS........
                                               1.16            1.73          (3.68)                (1.39)
                                               ----            ----          ------                ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                               ---             ---            ---                   ----

Distributions from net capital realized
gains..........................................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

TOTAL DISTRIBUTIONS............................---............ ---           (0.03)                 ----
                                               ---             ---           ------                 ----

NET ASSET VALUE, END OF PERIOD..........
                                              $7.55           $6.39          $4.66                 $8.37
                                              -----           -----          -----                 -----

TOTAL RETURN............................      18.15%          37.12%        (44.00)%             (14.24)%+
                                              ------          ------        --------             --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions).
                                              $145.7          $34.8          $16.0                 $13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses................................      0.83%           0.91%          0.80%                0.80%++

Net investment loss.....................     (0.41)%         (0.37)%        (0.34)%              (0.35)%++

PORTFOLIO TURNOVER RATE.................
                                              51.7%           56.5%          157.2%                86.3%+

--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                  0.90%           0.92%         1.10%                2.35%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                          N/A            0.83%         0.73%                  N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
            Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class B

                                               For the Years Ended December 31,
                                                                                                 For the period from February
                                                                                                   12, 2001 (commencement of
                                                                                                      operations) to
                                                                                                        December 31,
                                            2004(a)            2003(a)            2002(a)               2001(a)
                                           -------            -------            -------              -------------

NET ASSET VALUE, BEGINNING OF PERIOD.
                                            $6.34              $4.64              $8.34                     $10.00
                                            -----              -----              -----                     ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss..................       (0.05)            (0.04)              (0.03)                    (0.04)

Net realized and unrealized gains
(losses).............................        1.18              1.74               (3.64)                    (1.62)
                                             ----              ----               ------                    ------

TOTAL FROM INVESTMENT OPERATIONS.....

                                             1.13              1.70               (3.67)                    (1.66)
                                             ----              ----               ------                    ------

DISTRIBUTIONS:

Dividends from net investment income..........................
                                             ---                ---                ---                       ----

Distributions from net realized
capital gains................................---..............  ---               (0.03)                     ----
                                             ---                ---               ------                     ----

TOTAL DISTRIBUTIONS..........................---..............  ---               (0.03)                     ----
                                             ---                ---               ------                     ----

NET ASSET VALUE, END OF PERIOD.......
                                            $7.47              $6.34              $4.64                     $8.34
                                            -----              -----              -----                     -----

TOTAL RETURN.........................       17.82%            36.64%             (44.04)%                 (16.60)%+
                                            ------            ------             --------                 --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions)............................       $345.0            $307.7              $62.6                     $23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses.............................       1.16%              1.18%              1.05%                    1.05%++

Net investment loss..................      (0.69)%            (0.64)%            (0.54)%                  (0.53)%++

PORTFOLIO TURNOVER RATE..............
                                            51.7%              56.5%              157.2%                    86.3%+

---------------------

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:                                1.07%            1.16%+++             1.41%                    2.60%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                 N/A               1.12%              0.96%                      N/A

*........Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap
..........Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+........Non-annualized

++.......Annualized

+++......Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A......Not applicable

(a)......Net investment income per share was calculated using average shares outstanding.






Third Avenue Small Cap Value Portfolio

Class A

                                          For the Years Ended December 31,
                                                                                         For the period from May 1,
                                                                                            2002 (commencement of
                                                                                              operations) to
                                                                                               December 31,
                                            2004(a)                    2003(a)                   2002(a)
                                            -------                    -------                  -----------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                            $11.62                      $8.29                      $10.00
                                            ------                      -----                      ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............            0.16                       0.05                        0.04
Net realized and unrealized
gains (losses)...................            2.96                       3.39                       (1.72)
                                             ----                       ----                       ------
TOTAL FROM INVESTMENT OPERATIONS.

                                             3.12                       3.44                       (1.68)
                                             ----                       ----                       ------
DISTRIBUTIONS:
Dividends from net investment
income......................................(0.08)............         (0.04)                      (0.02)
Distributions from net realized
capital gains...............................(0.28)............         (0.07)                      (0.01)
                                            ------                     ------                      ------
TOTAL DISTRIBUTIONS...........................................
                                            (0.36)                     (0.11)                      (0.03)
                                            ------                     ------                      ------
NET ASSET VALUE, END OF PERIOD...
                                            $14.38                     $11.62                       $8.29
                                            ------                     ------                       -----
TOTAL RETURN.....................           26.81%                     41.52%                     (16.78)%+
                                            ------                     ------                     --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................           $206.3                      $6.2                        $4.2
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................            0.87%                      0.93%                      0.95%++
Net investment income............            1.12%                      0.54%                      0.75%++
PORTFOLIO TURNOVER RATE..........            11.3%                      14.6%                      8.0%++
---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                 N/A                      0.92%*                      2.07%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio to the
..........Manager.

(a)......Net investment income per share was calculated using average shares outstanding.





Third Avenue Small Cap Value Portfolio

Class B

                                      For the Years Ended December 31,

                                                                                 For the period from May 1,
                                                                                  2002 (commencement of
                                                                                     operations) to
                                         2004(a)               2003(a)              December 31, 2002(a)
                                         -------               ------               -----------------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................
                                         $11.61                 $8.28                      $10.00
                                         ------                 -----                      ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............         0.06                  0.05                        0.04
Net realized and unrealized
gains (losses)...................         3.02                  3.38                       (1.73)
                                          ----                  ----                       ------
TOTAL FROM INVESTMENT OPERATIONS.

                                          3.08                  3.43                       (1.69)
                                          ----                  ----                       ------
DISTRIBUTIONS:
Dividends from net investment
income...................................(0.04)............... (0.03)                      (0.02)
Distributions from net realized
capital gains............................(0.28)............... (0.07)                      (0.01)
                                         ------                ------                      ------
TOTAL DISTRIBUTIONS...........................................
                                         (0.32)                (0.10)                      (0.03)
                                         ------                ------                      ------
NET ASSET VALUE, END OF PERIOD...
                                         $14.37                $11.61                      $8.28
                                         ------                ------                      -----
TOTAL RETURN.....................        26.50%                41.41%                    (16.90)%+
                                         ------                ------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................        $435.5                $307.9                      $33.4
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................         1.07%                 1.18%                     1.20%++
Net investment income............         0.46%                 0.49%                     0.80%++
PORTFOLIO TURNOVER RATE..........
                                          11.3%                 14.6%                      8.0%++
----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                N/A                 1.13%*                     1.69%++

+........Non-annualized

++.......Annualized

*........Excludes effect of deferred expense reimbursement by the Portfolio
..........to the Manager.

(a)......Net investment income per share was calculated using average shares outstanding.




FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

         Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

         Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com
                   -------------------------

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person      Review and copy documents in the SEC's Public Reference
                  Room in Washington, D.C.  (for information call
                  202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.
                               ------------------

o  By mail         Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.
                                                   ------------------

                              SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                     Harris Oakmark International Portfolio
                      Lord Abbett Bond Debenture Portfolio
                     Lord Abbett Growth and Income Portfolio
                      MFS Research International Portfolio
                          PIMCO Total Return Portfolio

                                 Class A Shares

                                   Prospectus

                                   May 1, 2005

Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
  Commission passed upon the accuracy or adequacy of this Prospectus.
         Any representation to the contrary is a criminal offense.

INTRODUCTION

         Understanding the Trust

     Met  Investors  Series  Trust  (the  "Trust")  is  an  open-end  management investment  company  that  offers  a  selection  of  thirty  managed  investment portfolios or mutual funds, only seven of which are offered through this Prospectus (the "Portfolios"). Each of the seven Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

     Class A shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

     As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

     Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

     Understanding the Portfolios

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

     Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

     Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

     Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.


Before you choose a Portfolio, please consider...
                                                                                                                        Higher


                                                                                                                        Risk/Reward



All of the Portfolios involve risk, but there is also the                           Met-AIM Small Cap Growth Portfolio
potential for reward.  You can lose money - and you can make money.  The Portfolios are structured so that each offers a
different degree of risk and reward than others.                                Harris Oakmark International Portfolio

Notice the scale at the right.  It covers, in the opinion of the
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus.  Please note that the                   Met/AIM Mid Cap Core Equity Portfolio
scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the
Portfolios.                                                                       MFS Research International Portfolio

What risk/reward level is for you? Ask yourself the following:                  Lord Abbett Growth and Income Portfolio

1.   How  well do I  handle  fluctuations  in my  account  value?  The  higher a Lord Abbett Bond Debenture Portfolio
     Portfolio  is on the risk/ reward  spectrum,  the   more  its  price is
     likely  to move up and down on a day to day basis. If this makes you        PIMCO Total Return Portfolio
     uncomfortable, you may prefer an investment at the
     lower end of the scale that may not   fluctuate
     in price as much.

2. Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.


A final note: These Portfolios are designed for long-term investment.                                                         Lower


                                                                                                                        Risk/Reward



THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

     o    Investment Objective

          What is the Portfolio's investment goal?

     o    Principal Investment Strategy

          How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

     o    Primary Risks

          What are the specific risks of investing in the Portfolio?

     o    Past Performance

          How well has the Portfolio performed over time?

     o    Fees and Expenses

          What is the cost of investing in the Portfolio?

     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

     In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

     [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

     The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

     [Left Side:]

                      Met/AIM Mid Cap Core Equity Portfolio


     Investment Objective:

     Long-term growth of capital.

     Principal Investment Strategy:

     The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

     The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

     In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

     [Right side:]

     Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43 , any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk


     Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

               Year-by-Year Total Return as of 12/31 of Each Year

     --------------------------- ----------------------- ----------------------
             -10.73%                    26.03%                 14.32%





               02                        03                     04
     --------------------------- ----------------------- ----------------------
                        High Quarter: 2nd - 2003 +15.65%
                         Low Quarter: 3rd - 2002 -14.33%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 ------------------------------------------------------------------------------
                                           Average Annual Total
                                           Return as of 12/31/04
                                                     Since      Inception
                                1 Year            Inception     Date


Class A                              14.60%         9.14%        1/2/02
Class B                              14.32%        11.42%       10/9/02
Russell Midcap Index                 20.22%        16.03%*
 --------------------------------- -------------- ------------- ---------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

     Portfolio Management:

     o    A I M Capital Management, Inc.
          see page 61

     o    For financial highlights
          see page 71

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    ------------------------------------- ---------------------------
                                                            Class A
    ------------------------------------- ---------------------------
    Management Fee(1)                               0.73%
    ------------------------------------- ---------------------------
    12b-1 Fees                                       None
    ------------------------------------- ---------------------------
    Other Expenses                                  0.10%
    ------------------------------------- ---------------------------
    Total Annual Portfolio Operating                0.83%
    Expenses Before Expense
    Waiver/Repayment to Manager
    ------------------------------------- ---------------------------
    Contractual Expense                             0.02%
    (Waiver)/Repayment to Manager*
    ------------------------------------- ---------------------------
    Total Annual Portfolio Operating                0.85%
    Expenses After Expense
    Waiver/Repayment to Manager
    ------------------------------------- ---------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.75%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.90% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



     Example of Portfolio Expenses

     ---------------------------------- ----------------------------
                                                  Class A
     ---------------------------------- ----------------------------
     1 Year                                         $87
     ---------------------------------- ----------------------------
     3 Years                                       $268
     ---------------------------------- ----------------------------
     5 Years                                       $464
     ---------------------------------- ----------------------------
     10 Years                                     $1,030
     ---------------------------------- ----------------------------

     [Left Side:]

                       Met/AIM Small Cap Growth Portfolio


     Investment Objective:

     Long-term growth of capital.

     Principal Investment Strategy:

     The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

     The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

     In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

     [Right side:]

     Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Market capitalization risk

     o    Investment style risk

     o    Foreign investment risk


     Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

               Year-by-Year Total Return as of 12/31 of Each Year

    ---------------------------- ------------------------ ---------------------
             -27.50%                    38.86%                  6.43%





              02                         03                      04
    ---------------------------- ------------------------ ---------------------
                        High Quarter: 2nd - 2003 +20.75%
                         Low Quarter: 3rd - 2002 -18.43%


     The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

-------------------------------------------------------------------------------
                                          Average Annual Total
                                          Return as of 12/31/04
                                                Since             Inception
                                 1 Year       Inception             Date


Class A                           6.73%         2.71%              1/2/02
Class B                           6.43%         7.79%              10/9/01
Russell 2000 Index               18.33%        16.68%*
Russell 2000 Growth Index        48.54%        11.00%*
 ------------------------------------------------------------------------------
                           * Index performance is from 10/9/01.

[SIDE BAR:

     Portfolio Management:

     o    A I M Capital Management, Inc.
          see page 61

     o    For financial highlights
          see page 73]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      ------------------------------------- ---------------------------
                                                     Class A
      ------------------------------------- ---------------------------
      Management Fee(1)                               0.90%
      ------------------------------------- ---------------------------
      12b-1 Fees                                       None
      ------------------------------------- ---------------------------
      Other Expenses                                  0.12%
      ------------------------------------- ---------------------------
      Total Annual Portfolio Operating                1.02%
      Expenses Before Expense Waiver/
      Repayment to Manager
      ------------------------------------- ---------------------------
      Contractual Expense                             0.01%
      (Waiver)/Repayment to Manager*
      ------------------------------------- ---------------------------
      Total Annual Portfolio Operating                1.03%
      Expenses After Expense
      Waiver/Repayment to Manager
      ------------------------------------- ---------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.90%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.05% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.





     Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
1 Year                                                   $106
---------------------------------------- --------------------------------------
3 Years                                                  $327
---------------------------------------- --------------------------------------
5 Years                                                  $567
---------------------------------------- --------------------------------------
10 Years                                                $1,254
---------------------------------------- --------------------------------------

                     Harris Oakmark International Portfolio


Investment Objective:

     The Portfolio seeks long-term capital appreciation.

     Principal Investment Strategy:

     Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

     The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price that is determined by the cash it generates. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

     The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

     [Right side:]

     Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

     Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.



               Year-by-Year Total Return as of 12/31 of Each Year

  ------------------------- ------------------------- -------------------------
         -18.09%                    34.96%                    20.52%





            02                        03                        04
  ------------------------- ------------------------- -------------------------
                        High Quarter: 2nd - 2003 +24.90%
                         Low Quarter: 3rd - 2002 -16.81%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

-------------------------------------------------------------------------------
                                           Average Annual Total
                                           Return as of 12/31/04
                                                Since             Inception
                                 1 Year       Inception             Date


Class A                          20.80%         10.45%             1/2/02
Class B                          20.52%         12.47%             10/9/01
MSCI EAFE Index                  20.90%        12.70%*
-------------------------------------------------------------------------------
                           * Index performance is from 10/9/01.


     For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 63.

[SIDE BAR:

     Portfolio Management:

     o    Harris Associates L.P.
          see page 62

     o    For financial highlights
          see page 75]




Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   ------------------------------------- ---------------------------
                                                  Class A
   ------------------------------------- ---------------------------
   Management Fee(1)                               0.84%
   ------------------------------------- ---------------------------
   12b-1 Fees                                       None
   ------------------------------------- ---------------------------
   Other Expenses                                  0.19%
   ------------------------------------- ---------------------------
   Total Annual Portfolio Operating                1.03%
   Expenses Before Expense
   Waiver/Repayment to Manager
   ------------------------------------- ---------------------------
   Contractual Expense                             0.01%
   (Waiver)/Repayment to Manager*
   ------------------------------------- ---------------------------
   Total Annual Portfolio Operating                1.04%
   Expenses After Expense
   Waiver/Repayment to Manager
   ------------------------------------- ---------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.85%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.10% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.





Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
1 Year                                                   $107
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
3 Years                                                  $330
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
5 Years                                                  $572
---------------------------------------- --------------------------------------
---------------------------------------- --------------------------------------
10 Years                                                $1,265
---------------------------------------- --------------------------------------

     [Left Side:]

                      Lord Abbett Bond Debenture Portfolio


     Investment Objective:

     To provide high current income and the opportunity for capital appreciation to produce a high total return.

     Principal Investment Strategy:

     Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

     The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

     The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

     Capital appreciation may be obtained by investing in:

     o debt securities when the trend of interest rates is expected to be down

     o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

     o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

     o    equity securities


     The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

     The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

     [Right side:]

     Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    High yield debt security risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk


     Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

     The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

---------- --------- ----------- ----------- -------- -------- -------- -------
15.63%     6.26%     3.40%       0.87%       3.76%    -0.39%   19.52%   8.43%






97         98        99          00          01       02       03       04
---------- --------- ----------- ----------- -------- -------- -------- -------
                         High Quarter: 2nd -2003 + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

     The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


-------------------------------------------------------------------------------
              Average Annual Total Return as of 12/31/04
          -----------------------------------------------------

                                                          Since       Inception
                              1 Year        5 Year      Inception       Date

          ----------------------------------------------------

Class A                        8.43%          6.20%        7.93%       5/1/96
Credit Suisse First           11.96%         8.17%        7.96%*
   Boston High Yield
   Index
Lehman Aggregate Bond          4.34%          7.71%        7.14%*
   Index
-------------------------------------------------------------------------------
                           * Index performance is from 5/1/96.

[SIDE BAR:

     Portfolio Management:

     o    Lord, Abbett & Co. LLC
          see page 63

     o    For financial highlights
          see page 77]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      -------------------------------- ------------------------
                                               Class A
      -------------------------------- ------------------------
      Management Fee(1)                         0.52%
      -------------------------------- ------------------------
      12b-1 Fees                                None
      -------------------------------- ------------------------
      Other Expenses                            0.06%
      -------------------------------- ------------------------
      Total Annual Portfolio                    0.58%
      Operating Expenses
      -------------------------------- ------------------------
(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
1 Year                                                    $59
---------------------------------------- --------------------------------------
3 Years                                                  $186
---------------------------------------- --------------------------------------
5 Years                                                  $325
---------------------------------------- --------------------------------------
10 Years                                                 $727
---------------------------------------- --------------------------------------

[Left Side:]

                     Lord Abbett Growth and Income Portfolio


     Investment Objective:

     To achieve long-term growth of capital and income without excessive fluctuation in market value.

     Principal Investment Strategy:

     To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

     In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

     [Right side:]

     Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Market capitalization risk

     o    Investment style risk

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

     The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------
29.82%        19.45%     24.31%      12.87%     16.56%      14.68%     -5.77%     -17.95%      31.06%    12.92%






95            96         97          98         99          00         01         02           03        04
------------- ---------- ----------- ---------- ----------- ---------- ---------- ------------ --------- ----------
                        High Quarter 2nd - 2003     + 17.86%
                        Low Quarter: 3rd - 2002 - 19.80%



     The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

   ----------------------------------------------------------------------------
                    Average Annual Total Return as of 12/31/04

                        1 Year       5 Year      10 Year     Inception Date
                        ------       ------      -------     --------------
   Class A                12.92%       5.58%       12.81%         12/11/89

   S&P 500 Index          10.87%       -2.30%      12.07%
   ----------------------------------------------------------------------------


[SIDE BAR:

     Portfolio Management:

     o    Lord, Abbett & Co. LLC
          see page 63

     o    For financial highlights
          see page 79]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.



Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      ------------------------------- -------------------------
                                              Class A
      ------------------------------- -------------------------
      Management Fee                           0.52%
      ------------------------------- -------------------------
      12b-1 Fees                                None
      ------------------------------- -------------------------
      Other Expenses                           0.05%
      ------------------------------- -------------------------
      Total Annual Portfolio                   0.57%
      Operating Expenses
      ------------------------------- -------------------------


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

     Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
1 Year                                                    $58
---------------------------------------- --------------------------------------
3 Years                                                  $181
---------------------------------------- --------------------------------------
5 Years                                                  $315
---------------------------------------- --------------------------------------
10 Years                                                 $704
---------------------------------------- --------------------------------------

         [Left Side:]


                      MFS Research International Portfolio


Investment Objective:

     The Portfolio's investment objective is capital appreciation.


Principal Investment Strategy:

     The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

     The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk

     The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.



               Year-by-Year Total Return as of 12/31 of Each Year

      -------------------------- ------------------------- --------------------
               -11.80%                    32.04%                 19.56%





                02                         03                     04
      -------------------------- ------------------------- --------------------
                        High Quarter: 4th - 2003 +15.97%
                        Low Quarter: 3rd - 2002 -14.58%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                                             Average Annual Total
                                             Return as of 12/31/04
                                                  Since            Inception
                                   1 Year       Inception            Date


  Class A                          19.92%         6.17%             5/1/01
  Class B                          19.56%         4.39%             2/12/01
  MSCI EAFE Index                  20.70%         3.95%*
  ----------------------------- -------------- ------------- ------------------
                           * Index performance is from 2/12/01.
[SIDE BAR:


     Portfolio Management:

     o Massachusetts Financial Services Company see page 64

     o    For financial highlights
          see page 81]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    ------------------------------------- ---------------------------
                                                   Class A
    ------------------------------------- ---------------------------
    Management Fee                                  0.77%
    ------------------------------------- ---------------------------
    12b-1 Fees                                       None
    ------------------------------------- ---------------------------
    Other Expenses                                  0.17%
    ------------------------------------- ---------------------------
    Total Annual Portfolio Operating                0.94%
    Expenses Before Expense
    Waiver/Repayment to Manager
    ------------------------------------- ---------------------------
    Contractual Expense                             0.06%
    (Waiver)/Repayment to Manager*
    ------------------------------------- ---------------------------
    Total Annual Portfolio Operating                1.00%
    Expenses After Expense
    Waiver/Repayment to Manager
    ------------------------------------- ---------------------------
* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.00% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A shares was 1.10%.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.



     Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
1 Year                                                   $103
---------------------------------------- --------------------------------------
3 Years                                                  $307
---------------------------------------- --------------------------------------
5 Years                                                  $528
---------------------------------------- --------------------------------------
10 Years                                                $1,164
---------------------------------------- --------------------------------------

     [Left Side:]

                          PIMCO Total Return Portfolio


     Investment Objective:

     The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

     Principal Investment Strategy:

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

     The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

     Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 43, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    Foreign investment risk

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

     Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

               Year-by-Year Total Return as of 12/31 of Each Year

   ----------------------------- ----------------------- ----------------------
              9.29%                      4.53%                   4.80%





                02                         03                      04
   ----------------------------- ----------------------- ----------------------
                         High Quarter: 3rd - 2002 +3.65%
                         Low Quarter: 2nd - 2004 -2.03%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    --------------------------------------------------------------------------
                                                   Average Annual Total
                                                   Return as of 12/31/04
                                                     Since         Inception
                                      1 Year       Inception         Date


    Class A                           5.25%         7.09%         5/1/01
    Class B                           4.80%         6.49%         2/12/01
    Lehman Brothers Aggregate         4.34%         6.46%*
       Bond Index
    ----------------------------- -------------- ------------- ---------------
                           * Index performance is from 2/28/01.

[SIDE BAR:

     Portfolio Management:

     o Pacific Investment Management Company LLC see page 64

     o    For financial highlights
          see page 83]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    ------------------------------------- ---------------------------
                                                   Class A
    ------------------------------------- ---------------------------
    Management Fee                                  0.50%
    ------------------------------------- ---------------------------
    12b-1 Fees                                       None
    ------------------------------------- ---------------------------
    Other Expenses                                  0.07%
    ------------------------------------- ---------------------------
    Total Annual Portfolio Operating                0.57%
    Expenses
    ------------------------------------- ---------------------------


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

     Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
1 Year                                                    $58
---------------------------------------- --------------------------------------
3 Years                                                  $183
---------------------------------------- --------------------------------------
5 Years                                                  $319
---------------------------------------- --------------------------------------
10 Years                                                 $715
---------------------------------------- --------------------------------------

     Primary Risks of Investing in the Portfolios


     One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

     A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

     Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

     The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

     High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

     Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

     Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

     Although the Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

     The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

     In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.



     Additional Investment Strategies

     In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

-----------------------   -------------------   ---------   ---------   -------   -------------   ---------
              Met/AIM         Met/AIM            Harris      Lord        Lord      MFS             PIMCO
              Mid             Small Cap          Oakmark     Abbett      Abbett    Research        Total
              Cap             Growth             Inter-      Bond        Growth    International   Return
              Core            Portfolio          national    Debenture   and       Portfolio       Portfolio
              Equity                            Portfolio    Portfolio   Income
              Portfolio                                                  Portfolio
------------ -----------   -------------------   ---------   ---------   -------   -------------   ---------
Brady Bonds                                                                                          X
------------ -----------   -------------------   ---------   ---------   -------   -------------   ---------
Collateralized                                                 X                                     X
Mortgage
Obligations
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Convertible      X               X                               X           X         X              X
Securities
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Depositary       X               X                 X              X           X         X
Receipts
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Derivatives:

Options          X               X                                                        X           X

Futures          X               X                                                        X           X
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Direct                                                                                                X
Participation
in
Corporate
Loans
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Dollar Roll                                         X                                                  X
Transactions
-------------- ---------   -------------------   ---------   ---------   -------   -------------   ---------
Foreign                                             X                                     X           X
Currency
Transactions
-------------- ---------   -------------------   ---------   ---------   -------   -------------   ---------
Foreign                                                          X                       X           X
Debt
Securities
-------------- ---------   -------------------   ---------   ---------   -------   -------------   ---------
Foreign          X                X                  X           X         X             X
Equity
Securities
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Forward                                                         X                        X           X
Commitments,
When-Issued
and Delayed
Delivery
Securities
------------ -----------   -------------------   ---------   ---------   -------   -------------   ---------
High            X                  X                            X                         X         X
Quality
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed
by Bank
Holding
Companies
in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the
World Bank;
Variable
Amount
Master
Demand
Notes and
Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
High                                                             X                                     X
Yield/High
Risk Debt
Securities
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Hybrid                                                                                                 X
Instruments
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Illiquid                                                                                 X             X
and
Restricted
Securities
------------- -----------   -------------------   ---------   ---------   -------   -------------   ---------
Indexed                                                                                  X            X
Securities
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Interest                                                                                              X
Rate
Transactions
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Investment                                                        X                      X            X
Grade Debt
Securities
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Investments                                          X                                   X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Mortgage-backed                                                 X                         X           X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds
-------------- ---------   -------------------   ---------   ---------   -------   -------------   ---------
Municipal                                                                                              X
Securities
-------------- ---------   -------------------   ---------   ---------   -------   -------------   ---------
Non-mortgage                                                                                           X
Asset-backed
Securities
-------------- ---------   -------------------   ---------   ---------   -------   -------------   ---------
PIK                                                             X                                      X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Preferred         X               X                             X            X          X               X
Stocks
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Real Estate       X               X                                                     X
Investment
Trusts
------------ -----------   -------------------   ---------   ---------   -------   -------------   ---------
Repurchase                                           X           X           X                          X
Agreements
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Reverse                                                          X           X                          X
Repurchase
Agreements
------------- ----------   -------------------   ---------   ---------   -------   -------------   ---------
Rights and                                           X           X           X           X
Warrants
------------ -----------   -------------------   ---------   ---------   -------   -------------   ---------
Securities        X                X                 X           X         X             X             X
Loans
------------ -----------   -------------------   ---------   ---------   -------   -------------   ---------
Short Sales                                                                              X             X
(Against
the Box)
------------ -----------   -------------------   ---------   ---------   -------   -------------   ---------
Structured                                                                                             X
Notes
------------ -----------   -------------------   ---------   ---------   -------   -------------   ---------
U.S.             X                X                             X                        X             X
Government
Securities
-----------------------   -------------------   ---------   ---------   -------   -------------    ---------


     Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

     Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

     CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

     Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

     Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

     Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

     These instruments are subject to market risk and foreign investment risk.

     Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

     Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

     Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

     Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

     Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

     Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

     Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

     Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

     If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

     Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

     These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

     Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

     Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

     Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

     Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

     These instruments are subject to credit risk, interest rate risk and foreign investment risk.

     High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Services, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

     High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

     Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

     Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

     Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

     If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

     Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

     There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

     Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

     Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

     Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

     Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

     Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

     Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

     PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

     Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

     These securities are subject to credit risk and interest rate risk.

     Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

     Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

     Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

     Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

     Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

     Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

     Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

     Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

     The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

     Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

     The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

     Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

     Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

     U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

     Defensive Investments

     Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

     Portfolio Turnover

     The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of MFS Research International Portfolio and PIMCO Total Return Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. MFS Research International Portfolio and PIMCO Total Return Portfolio generally will have annual turnover rates of 100% or more.

     Downgrades in Fixed Income Debt Securities

     Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

     Management

     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                                   The Manager

     Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

     As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

------------------------------------------------- ----------------------------------------------------------
Portfolio                                         Advisory Fee
------------------------------------------------- ----------------------------------------------------------
Met/AIM Mid Cap Core Equity Portfolio             0.75% of first $150 million of such assets plus
                                                  0.70% of such assets over $150 million up to
                                                  $500 million plus 0.675% of such costs over $500
                                                  million
------------------------------------------------- ----------------------------------------------------------
Met/AIM Small Cap Growth Portfolio                0.90% of first $500 million of such assets plus 0.85% of
                                                  such assets over $500 million
------------------------------------------------- ----------------------------------------------------------
Harris Oakmark International Portfolio            0.85% of first $500 million of such assets plus 0.80%
                                                  of such assets over $500 million up to $1 billion
                                                  plus 0.75% of such assets over $1 billion
------------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio              0.60% of first $250 million of such assets plus 0.55%
                                                  of such assets over $250 million up to $500 million plus
                                                  0.50% of such assets over $500 million up to $1
                                                  billion plus 0.45% of such assets over $1 billion
------------------------------------------------- ----------------------------------------------------------
Lord Abbett Growth and Income Portfolio           0.60% of first $800 million of such assets plus 0.55%
                                                  of such assets over $800 million up to $1.5 billion plus
                                                  0.45% of such assets over $1.5 billion
------------------------------------------------- ----------------------------------------------------------
MFS Research International Portfolio              0.80% of first $200 million of such assets plus 0.75%
                                                  of such assets over $200 million up to $500
                                                  million plus 0.70% of such assets over $500 million
                                                  up to $1 billion plus 0.65% of such assets over $1
                                                  billion
------------------------------------------------- ----------------------------------------------------------
PIMCO Total Return Portfolio                      0.50%
------------------------------------------------- ----------------------------------------------------------


     A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

     In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

------------------------------------ ---------------------------------
                                     Total Expenses Limited to (% of
Portfolios                                  daily net assets)
------------------------------------ ---------------------------------
Met/AIM Mid Cap Core Equity                     0.90%
Met/AIM Small Cap Growth                        1.05%
Harris Oakmark International                    1.10%
MFS Research International                      1.00%


     Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

     The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

The Advisers

     Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

     The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 200 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $ 138 billion as of December 31, 2004.





     Met/AIM Mid Cap Core Equity Portfolio

     The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:

     o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. He is assisted by the Mid/Large Cap Core Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.


Met/AIM Small Cap Growth Portfolio

     The Adviser uses a team approach to investment management. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are:


     o Juliet S. Ellis (lead manager), Senior Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

     o Juan R. Hartsfield, Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

     o They are assisted by the Small Cap Core/Growth Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.


HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $60.3 billion of assets as of December 31, 2004.

     o David G. Herro, CFA, Partner and Chief Investment Officer-International, and Michael J. Welsh, CFA, CPA and Partner, manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.



PRIOR EXPERIENCE WITH COMPARABLE FUND

     The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

     The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- ---------------------- ---------------------- ---------------------
                                                          1 Year                 5 Year                10 Year
-------------------------------------------------- ---------------------- ---------------------- ---------------------
Oakmark International Fund - Class I shares               19.09%                  9.93%                 11.54%
-------------------------------------------------- ---------------------- ---------------------- ---------------------
MSCI World ex U.S. Index                                  20.39%                 -0.77%                 5.94%
-------------------------------------------------- ---------------------- ---------------------- ---------------------

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture and Lord Abbett Growth and Income Portfolios of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

     o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.



Lord Abbett Growth and Income Portfolio

     o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann who are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2004.

     o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

     o Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

     o Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.

PIMCO Total Return Portfolio

     o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

     o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.


YOUR INVESTMENT

Shareholder Information

     The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

     However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

     Disclosure of Portfolio Holdings

     Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

     A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.


Dividends, Distributions and Taxes

Dividends and Distributions

     Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

     All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

     Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

     Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

     Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

     Section  817(h)  of  the  Code  and  the  regulations   thereunder   impose
"diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

         The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

     The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

     The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class B and Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

     MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

     The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

     Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

     The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

     The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

     If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

     Limitations on the Trust's Ability to Detect and Deter Market Timing

     The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

     Risks Associated With Market Timing Generally

     While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

     Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

     A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

     Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

     Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

     Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

     Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

     Money market instruments maturing in 60 days or less are valued on the amortized cost basis.





FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand each Portfolio's Class A shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.


Met/AIM Mid Cap Core Equity Portfolio*

Class A

                                   For the Years Ended December 31,
                                                                          For the period from
                                                                            January 2, 2002
                                                                           (commencement of
                                                                            operations) to
                                    2004(a)           2003(a)            December 31, 2002(a)
                                    -------           ------             --------------------
NET ASSET VALUE, BEGINNING OF
PERIOD........................
                                    $12.33             $9.85                   $10.98
                                    ------             -----                   ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income.........       0.08              0.01                     0.03

Net realized and unrealized
gains (losses)................       1.72              2.58                    (1.15)
                                     ----              ----                    ------
TOTAL FROM INVESTMENT
OPERATIONS....................       1.80              2.59                    (1.12)
                                     ----              ----                    ------
DISTRIBUTIONS:

Dividends from net investment
income........................       ----             (0.01)                   (0.00)+++

Distributions from net
realized capital gains........        ---             (0.10)                   (0.01)
                                      ---             ------                   ------

TOTAL DISTRIBUTIONS...........        ---             (0.11)                   (0.01)
                                      ---             ------                   ------
NET ASSET VALUE,
END OF PERIOD.................      $14.13            $12.33                   $9.85
                                    ------            ------                   -----

TOTAL RETURN..................       14.60            26.42%                 (10.18)%+
                                     -----            ------                 --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).....................       $58.8             $4.5                     $4.2

RATIOS TO AVERAGE NET ASSETS
(1):
Expenses......................       0.85%             0.93%                  0.90%++

Net investment income.........       0.59%             0.10%                  0.26%++

PORTFOLIO TURNOVER RATE.......       90.7%             36.2%                   37.1%+

---------------------

(1) Ratio of Operating
Expenses to Average
Net Assets Before
Reimbursement by
the Manager:                        0.83%              0.96%                  1.64%++




Ratio of Expenses to Average
Net Assets After Broker
Rebates:
                                      N/A              0.92%                  0.86%++


*    Effective May 1, 2002, the Portfolio  changed its name from Met/AIM Mid Cap
     Equity Portfolio.

+    Non-annualized

++   Annualized

+++  Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.





Met/AIM Small Cap Growth Portfolio

Class A

                                          For the Years Ended December 31,

                                                                                       For the period from
                                                                                         January 2, 2002
                                                                                       (commencement of
                                                                                         operations) to
                                               2004(a)                2003(a)         December 31, 2002(a)
                                               -------                -------         --------------------
NET ASSET VALUE, BEGINNING OF PERIOD..
                                               $12.03                  $8.65                      $11.85
                                               ------                  -----                      ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss...................         (0.09)                 (0.08)                      (0.06)

Net realized and unrealized gains
(losses)..............................          0.90                   3.46                       (3.14)
                                                ----                   ----                       ------
TOTAL FROM
INVESTMENT
OPERATIONS............................          0.81                   3.38                       (3.20)
                                                ----                   ----                       ------
NET ASSET VALUE,
END OF PERIOD ........................         $12.84                 $12.03                      $8.65
                                               ------                 ------                      -----
TOTAL RETURN..........................          6.73%                 39.08%                    (27.00)%+
                                                -----                 ------                    ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions).............................          $92.5                  $6.2                        $6.7

RATIOS TO AVERAGE NET ASSETS(1):
Expenses..............................          1.03%                  1.04%                     1.05%++

Net investment loss...................         (0.74)                 (0.78%)                   (0.64)%++

PORTFOLIO TURNOVER RATE...............
                                                94.9%                  29.8%                      19.5%+
------------------

(1) Ratio of Operating
Expenses to Average Net
Assets Before
Reimbursement by
the Manager:                                    1.02%                       1.16%               2.10%++

Ratio of Expenses to
Average Net
Assets After
Broker Rebates:
                                                 N/A                         N/A                1.03%++

+    Non-annualized

++   Annualized

N/A  Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.







Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class A

                                      For the Years Ended December 31,
                                                                             For the period from
                                                                               January 2, 2002
                                                                             (commencement of
                                                                                operations) to
                                                                               December  31,

                                          2004(a)             2003(a)               2002(a)
                                          -------             -------              --------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................       $11.89               $8.89                      $10.81
                                          ------               -----                      ------
INCOME FROM
INVESTMENT
OPERATIONS:

Net investment income..............        0.04                 0.08                       0.06

Net realized and unrealized gains
(losses)...........................        2.43                 3.06                      (1.97)
                                           ----                 ----                      ------
TOTAL FROM
INVESTMENT
OPERATIONS...                              2.47                 3.14                      (1.91)
                                           ----                 ----                      ------
DISTRIBUTIONS:
Dividends from net investment
income.............................         ---                (0.11)                     (0.01)

Distributions from net realized
capital gains......................         ---                (0.03)                       ---
                                            ---                ------                       ---

TOTAL DISTRIBUTIONS................         ---                (0.14)                     (0.01)
                                            ---                ------                     ------

NET ASSET VALUE,
END OF PERIOD.....                        $14.36               $11.89                      $8.89
                                          ------               ------                      -----
TOTAL RETURN.......................       20.80%               35.36%                    (17.64)%+
                                          ------               ------                    --------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)..........................       $276.4                $8.4                       $4.8

RATIOS TO AVERAGE NET ASSETS (1):
Expenses...........................        1.04%               1.16%                      1.10%++

Net investment income..............        0.32%               0.80%                      0.68%++

PORTFOLIO TURNOVER RATE............        11.3%               22.1%                      82.0%+


-------------------

Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:              1.04%               1.21%                  2.49%++


Ratio of Expenses to Average Net
Assets  After Broker Rebates:               N/A                1.15%                  1.08%++


*    Effective January 1, 2003, the Portfolio changed its name to Harris Oakmark
     International  Portfolio and Harris  Associates L.P. became the Portfolio's
     Adviser.

+    Non-annualized

++   Annualized

(a) Net investment income per share was calculated using average shares outstanding.







Lord Abbett Bond Debenture Portfolio*
Class A


                                       For the Years Ended December 31,

                                         2004(a)        2003(a)       2002(a)         2001(a)          2000
                                         -------        -------       -------         -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                         $12.04         $10.24         $11.22         $11.75          $12.48
                                         ------         ------         ------         ------          ------
INCOME FROM
INVESTMENT
OPERATIONS:
Net investment income...............      0.70           0.73           0.77           0.90            1.00

Net realized and unrealized gains
(losses)............................      0.31           1.27          (0.79)         (0.48)          (0.90)
                                          ----           ----          ------         ------          ------
TOTAL FROM INVESTMENT OPERATIONS....

                                          1.01           2.00          (0.02)          0.42            0.10
                                          ----           ----          ------          ----            ----
DISTRIBUTIONS:
Dividends from net
investment income...................
                                         (0.42)         (0.20)         (0.96)         (0.95)          (0.83)
Distributions from net realized
capital gains........................      ---            ---           ---            ----            ----
                                           ---            ---           ---            ----            ----

TOTAL DISTRIBUTIONS..................    (0.42)         (0.20)         (0.96)         (0.95)          (0.83)
                                         ------         ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD......
                                         $12.63         $12.04         $10.24         $11.22          $11.75
                                         ------         ------         ------         ------          ------

TOTAL RETURN........................      8.43%         19.52%        (0.39)%          3.76%          0.87%
                                          -----         ------        -------          -----          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................     $520.3         $234.6         $202.1         $154.2          $155.2

RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................      0.63%          0.70%         0.70%           0.72%          0.85%

Net investment income...............      5.65%          6.52%         7.43%           7.76%          7.78%

PORTFOLIO TURNOVER RATE.............      39.8%          36.9%         45.8%           66.2%          64.9%


------------------

(1) Ratio of Operating
Expenses to Average Net
Assets Before Reimbursement By
Manager:                                  N/A          0.67%+         0.77%           0.75%          0.86%

*    On  February  12,  2001,  the  Portfolio   received,   through  a  plan  of
     reorganization, all of the assets and assumed the identified liabilities of the Bond  Debenture  Portfolio,  a  portfolio  of Cova Series  Trust,  that followed the same  investment  objective as the Portfolio.  The information for  each  of the  periods  prior  to  February  12,  2001  is  that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.







Lord Abbett Growth and Income Portfolio*
Class A

                                         For the Years Ended December 31,






                                              2004(a)       2003(a)      2002(a)        2001(a)          2000
                                              -------       -------      -------        -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD.....
                                              $24.41        $18.86        $25.05        $26.82          $24.07
                                              ------        ------        ------        ------          ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income....................      0.33          0.23          0.21          0.25           0.00+

Net realized and unrealized gains
(losses).................................      2.82          5.56         (4.67)        (1.80)           3.26
                                               ----          ----         ------        ------           ----
TOTAL FROM INVESTMENT OPERATIONS.........
                                               3.15          5.79         (4.46)        (1.55)           3.26
                                               ----          ----         ------        ------           ----
DISTRIBUTIONS:
Dividends from net investment income.....     (0.12)        (0.24)        (0.21)        (0.22)          (0.28)

Distributions from net realized capital
gains....................................       ---           ---         (1.52)         ----           (0.33)
                                                ---           ---         ------         ----           ------
TOTAL DISTRIBUTIONS......................     (0.12)        (0.24)        (1.73)        (0.22)          (0.51)
                                              ------        ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD...........
                                              $27.44        $24.41        $18.86        $25.05          $26.82
                                              ------        ------        ------        ------          ------

TOTAL RETURN.............................     12.92%        31.06%       (17.95)%       (5.77)%         14.68%
                                              ------        ------       --------       -------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)..
                                             $1,867.5      $1,167.7       $890.2       $1,205.5         $944.6
RATIOS TO AVERAGE NET ASSETS (1):
Expenses.................................      0.57%         0.62%        0.65%          0.64%          0.70%

Net investment income....................      1.30%         1.13%        0.94%          1.04%          1.32%

PORTFOLIO TURNOVER RATE..................      29.7%         37.0%        55.4%          69.7%          51.7%



---------------------

(1) Ratio of Operating Expenses
to Average Net Assets Before
Reimbursement by
the Manager:                                   0.56%         0.62%         0.67%          0.64%           N/A


Ratio of Expenses to Average Net Assets
After Broker Rebates:                           N/A          0.61%         0.63%           N/A            N/A

*    On  February  12,  2001,  the  Portfolio   received,   through  a  plan  of
     reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett  Growth and Income  Portfolio,  a portfolio  of Cova Series
     Trust,  that followed the same investment  objective as the Portfolio.  The information  for each of the periods  prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+    Rounds to less than $0.005 per share.

N/A  Not applicable

(a) Net investment income per share was calculated using average shares outstanding.







MFS Research International Portfolio
Class A

                                       For the Years Ended December 31,
                                                                                      For the period from
                                                                                        May 1, 2001
                                                                                       (commencement of
                                                                                       operations) to
                                  2004(a)          2003(a)            2002(a)         December 31, 2001(a)
                                 -------          -------            -------         ---------------------

NET ASSET VALUE, BEGINNING
OF PERIOD....................      $9.81            $7.49              $8.48                   $9.55
                                   -----            -----              -----                   -----
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income
(loss).......................      0.08             0.06               0.06                   (0.01)

Net realized and unrealized
gains (losses)...............      1.85             2.34              (1.04)                  (1.04)
                                   ----             ----              ------                  ------

TOTAL FROM INVESTMENT
OPERATIONS...................      1.93             2.40              (0.98)                  (1.05)
                                   ----             ----              ------                  ------

DISTRIBUTIONS:

Dividends from net
investment income............       ---             (0.08)            (0.01)                  (0.02)

Distributions from net
realized capital gains.......     (0.02)             ---                ---                     ---
                                  ------             ---                ---                     ---

TOTAL DISTRIBUTIONS..........     (0.02)           (0.08)             (0.01)                  (0.02)
                                  ------           ------             ------                  ------

NET ASSET VALUE, END OF
PERIOD.......................     $11.72            $9.81              $7.49                   $8.48
                                  ------            -----              -----                   -----

TOTAL RETURN.................     19.72%           32.20%            (11.52)%                (11.04)%+
                                  ------           ------            --------                --------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period
(In millions)................     $304.0            $67.3              $9.4                    $3.7

RATIOS TO AVERAGE NET
ASSETS(1):

Expenses.....................      1.06%            1.09%              1.00%                  1.00%++

Net investment income
(loss).......................      0.75%            0.68%              0.73%                 (0.01)%++

PORTFOLIO TURNOVER RATE......      98.5%            99.0%             114.1%                  133.6%+

------------------

(1) Ratio of Operating
Expenses to Average
Net Assets Before
Reimbursement by
the Manager:                       0.94%               1.11%           1.86%                 5.08%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                            N/A                1.09%           1.00%                   N/A

+    Non-annualized

++   Annualized

N/A  Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.








PIMCO Total Return Portfolio

Class A

                                        For the Years Ended December 31,

                                                                                     For the period from
                                                                                         May 1, 2001
                                                                                       (commencement of
                                                                                       operations) to
                                      2004(a)          2003(a)          2002(a)      December 31, 2001(a)
                                      -------          -------          -------      --------------------

NET ASSET VALUE,
BEGINNING OF
PERIOD...........................     $11.61          $11.34           $10.35                 $10.03
                                       ------          ------           ------                 ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.20            0.28             0.33                   0.27

Net realized and unrealized
gains............................       0.40            0.23             0.66                   0.40
                                        ----            ----             ----                   ----
TOTAL FROM
INVESTMENT
OPERATIONS.......................       0.60            0.51             0.99                   0.67
                                        ----            ----             ----                   ----
DISTRIBUTIONS:
Dividends from net investment
income...........................      (0.81)          (0.13)             ---                  (0.20)

Distributions from net realized         ---            (0.11)             ---                  (0.15)
capital gains...................        ---            ------             ---                  ------

TOTAL DISTRIBUTIONS.............       (0.81)          (0.24)             ---                  (0.35)
                                       ------          ------             ---                  ------
NET ASSET VALUE,
END OF PERIOD...................       $11.40          $11.61           $11.34                 $10.35
                                       ------          ------           ------                 ------

TOTAL RETURN.....................      5.25%            4.53%            9.57%                 6.68%+
                                       -----            -----            -----                 -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................      $578.0          $194.5           $155.0                  $59.1

RATIOS TO AVERAGE NET ASSETS (1):
Expenses.........................      0.57%            0.59%            0.65%                 0.65%++

Net investment income............      1.69%            2.43%            3.06%                 3.76%++

PORTFOLIO TURNOVER RATE..........
                                       416.0%          547.1%           474.4%                 346.0%+
--------------------

(1) Ratio of Operating
Expenses to Average Net
Assets Before Reimbursement by
the Manager:                            N/A            0.57%*           0.64%*                 1.15%++

+    Non-annualized

++   Annualized

* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.


FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

     Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

     Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com
                   ------------------------
Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C. (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's
                  web site at: http://www.sec.gov.
                               ------------------

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183


                                TABLE OF CONTENTS

PAGE

INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................6
         Investment Summary.......................................................................................6
                  Met/AIM Mid Cap Core Equity Portfolio...........................................................8
                  Met/AIM Small Cap Growth Portfolio.............................................................12
                  Harris Oakmark International Portfolio.........................................................17
                  Lord Abbett Bond Debenture Portfolio...........................................................22
                  Lord Abbett Growth and Income Portfolio........................................................28
                  MFS Research International Portfolio...........................................................32
                  PIMCO Total Return Portfolio...................................................................37
         Primary Risks of Investing in the Portfolios............................................................42
         Additional Investment Strategies........................................................................45
         Management..............................................................................................58
                  The Manager....................................................................................58
The Advisers.....................................................................................................60
YOUR INVESTMENT..................................................................................................64
Shareholder Information..........................................................................................64
Dividends, Distributions and Taxes...............................................................................65
Sales and Purchases of Shares....................................................................................66
FINANCIAL HIGHLIGHTS.............................................................................................70
FOR MORE INFORMATION.....................................................................................Back Cover


                                  [FRONT COVER]




                           Met Investors Series Trust

                      Lord Abbett Bond Debenture Portfolio
                          PIMCO Total Return Portfolio

                                 Class A Shares

                                   Prospectus

                                   May 1, 2005

    Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INTRODUCTION

     Understanding the Trust

     Met  Investors  Series  Trust  (the  "Trust")  is  an  open-end  management investment  company  that  offers  a  selection  of  thirty  managed  investment portfolios or mutual funds, only two of which are offered through this Prospectus (the "Portfolios"). Each of the two Portfolios described in this
Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

     Class A shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

     As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

     Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.

     Understanding the Portfolios

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

     Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

     Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

     Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.


Before you choose a Portfolio, please consider...
                                                                                                                        Higher


                                                                                                                        Risk/Reward



All of the Portfolios involve risk, but there is also the
potential for reward.  You can lose money - and you can make
money.  The Portfolios are structured so that each offers a                       Lord Abbett Bond Debenture Portfolio
different degree of risk and reward than others.

Notice the scale at the right.  It covers, in the opinion of the                          PIMCO Total Return Portfolio
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus.  Please note that the scale is for illustration purposes only and is not meant to convey the precise degree of difference in risk/reward among the
Portfolios.

What risk/reward level is for you? Ask yourself the following:

1. How well do I handle fluctuations in my account value? The higher a Portfolio is on the risk/ reward spectrum, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.

2. Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.

                                                                                                                        Lower


                                                                                                                        Risk/Reward
A final note: These Portfolios are designed for long-term investment.



THE PORTFOLIOS

         Investment Summary

Each Portfolio's summary discusses the following:

     o    Investment Objective

          What is the Portfolio's investment goal?

     o    Principal Investment Strategy

          How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

     o    Primary Risks

          What are the specific risks of investing in the Portfolio?

     o    Past Performance

          How well has the Portfolio performed over time?

     o    Fees and Expenses

          What is the cost of investing in the Portfolio?

     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

     In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

     [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

     The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                      Lord Abbett Bond Debenture Portfolio


     Investment Objective:

     To provide high current income and the opportunity for capital appreciation to produce a high total return.

     Principal Investment Strategy:

     Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

     The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

     The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

     Capital appreciation may be obtained by investing in:

     o debt securities when the trend of interest rates is expected to be down

     o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

     o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

     o    equity securities


     The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

     The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

     [Right side:]

     Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    High yield debt security risk

     o    Foreign investment risk

     o    Market capitalization risk

     o    Investment style risk


     Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

     The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

--------- --------- -------- -------- -------- ----------- --------- ----------
15.63%    6.26%     3.40%    0.87%    3.76%    -0.39%      19.52%    8.43%






97        98        99       00       01       02          03        04
--------- --------- -------- -------- -------- ----------- --------- ----------
                         High Quarter: 2nd -2003     + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

     The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


-------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/04
              -----------------------------------------------------

                                                            Since     Inception
                               1 Year        5 Year      Inception       Date

              -----------------------------------------------------

Class A                        8.43%          6.20%        7.93%       5/1/96
Credit Suisse First            11.96%         8.17%        7.96%*
Boston High Yield
Index
Lehman Aggregate Bond          4.34%          7.71%        7.14%*
Index


-------------------------------------------------------------------------------
                           * Index performance is from 5/1/96.

[SIDE BAR:

         Portfolio Management:

          o    Lord, Abbett & Co. LLC
               see page 35

          o    For financial highlights
               see page 42


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

               -------------------------------- ------------------------
                                                        Class A
               -------------------------------- ------------------------
               Management Fee(1)                         0.52%
               -------------------------------- ------------------------
                12b-1 Fees                                None
               -------------------------------- ------------------------
               Other Expenses                            0.06%
               -------------------------------- ------------------------
               Total Annual Portfolio                    0.58%
               Operating Expenses
               -------------------------------- ------------------------
             (1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

--------------------------      ------------------------------------
                                           Class A
--------------------------      ------------------------------------
1 Year                                       $59
--------------------------      ------------------------------------
3 Years                                     $186
--------------------------      ------------------------------------
5 Years                                     $325
--------------------------      ------------------------------------
10 Years                                    $727
--------------------------      ------------------------------------

     [Left Side:]

                          PIMCO Total Return Portfolio


     Investment Objective:

     The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

     Principal Investment Strategy:

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

     The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

     Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     o    Interest rate risk

     o    Credit risk

     o    Foreign investment risk

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

     Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

               Year-by-Year Total Return as of 12/31 of Each Year

       ---------------------------- ----------------------- -------------------
               9.29%                      4.53%                   4.80%





               02                         03                      04
      ------------------------- ----------------------- -----------------------
                         High Quarter: 3rd - 2002     +3.65%
                         Low Quarter: 2nd - 2004 -2.03%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     --------------------------------------------------------------------------
                                             Average Annual Total
                                             Return as of 12/31/04
                                                 Since        Inception
                                   1 Year       Inception       Date


     Class A                       5.25%         7.09%         5/1/01
     Class B                       4.80%         6.49%        2/12/01
     Lehman Brothers               4.34%         6.46%*
       Aggregate Bond
       Index
  -----------------------------------------------------------------------------
         * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:

     o Pacific Investment Management Company LLC see page 35

     o    For financial highlights
          see page 43]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

             ------------------------------------- ---------------------------
                                                            Class A
             ------------------------------------- ---------------------------
             Management Fee                                  0.50%
             ------------------------------------- ---------------------------
             12b-1 Fees                                       None
             ------------------------------------- ---------------------------
             Other Expenses                                  0.07%
             ------------------------------------- ---------------------------
             Total Annual Portfolio                          0.57%
             Operating Expenses
             ------------------------------------- ---------------------------


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
1 Year                                                    $58
---------------------------------------- --------------------------------------
3 Years                                                  $183
---------------------------------------- --------------------------------------
5 Years                                                  $319
---------------------------------------- --------------------------------------
10 Years                                                 $715
---------------------------------------- --------------------------------------

     Primary Risks of Investing in the Portfolios


     One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

     A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

     Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

     The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

     High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

     Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

     Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

     Additional Investment Strategies

     In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

------------- --------   ------
                Lord     PIMCO
               Abbett    Total
                Bond     Return
              Debenture Portfolio
              Portfolio
------------- --------   ------
Brady Bonds                X
------------- --------   ------
Collateralized   X         X
Mortgage
Obligations

------------- --------   ------
Convertible      X         X
Securities
------------- --------   ------
Depositary       X
Receipts
              --------   ------
Derivatives:


Options                    X


Futures                    X
------------- --------  ------
Direct                     X
Participation
in
Corporate
Loans
------------- --------  ------
Dollar Roll                X
Transactions
------------- --------  ------
Foreign                    X
Currency
Transactions
------------- --------  ------
Foreign          X         X
Debt
Securities
------------- --------  ------
Foreign          X
Equity
Securities
------------- -------- ------
Forward          X         X
Commitments,
When-Issued
and Delayed
Delivery
Securities
------------- -------- ------
High             X         X
Quality
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed
by Bank
Holding
Companies
in the
U.S., their
Subsidiaries
and Foreign
Branches or
of the
World Bank;
Variable
Amount
Master
Demand
Notes and
Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
------------- --------  ------
High             X         X
Yield/High
Risk Debt
Securities
------------- --------  ------
Hybrid                     X
Instruments
------------- --------  ------
Illiquid                   X
and
Restricted
Securities
------------- --------  ------
Indexed                    X
Securities
------------- --------  ------
Interest                   X
Rate
Transactions
------------- --------  ------
Investment       X         X
Grade Debt
Securities
------------- --------   ------
Investments
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies
------------- --------   ------
Mortgage-backed  X         X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds
------------- --------   ------
Municipal                  X
Securities
------------- --------   ------
Non-mortgage               X
Asset-backed
Securities
------------- --------   ------
PIK              X         X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds
------------- --------   ------
Preferred        X         X
Stocks
------------- --------   ------
Real Estate
Investment
Trusts
------------- --------   ------
Repurchase       X         X
Agreements
------------- --------   ------
Reverse          X         X
Repurchase
Agreements
------------- --------   ------
Rights and       X
Warrants
------------- --------   ------
Securities       X         X
Loans
------------- --------   ------
Short Sales                X
(Against
the Box)
------------- --------   ------
Structured                 X
Notes
------------- --------   ------
U.S.             X         X
Government
Securities
------------- --------   ------

     Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

     Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

     CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

     Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

     Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

     Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

     These instruments are subject to market risk and foreign investment risk.

     Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

     Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

     Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

     Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

     Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

     Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

     Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

     Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

     If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

     Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

     These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

     Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

     Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.


     Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

     Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

     These instruments are subject to credit risk, interest rate risk and foreign investment risk.

     High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Services, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

     High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

     Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

     Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

     Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

     If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

     Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

     There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

     Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

     Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

     Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

     Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

     Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

     Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

     PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

     Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

     These securities are subject to credit risk and interest rate risk.

     Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

     Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

     Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

     Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

     Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

     Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

     Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

     Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

     The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

     Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

     The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

     Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

     Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

     U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.



     Defensive Investments

     Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

     Portfolio Turnover

     The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of PIMCO Total Return Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. PIMCO Total Return Portfolio generally will have annual turnover rates of 100% or more.

     Downgrades in Fixed Income Debt Securities

     Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.


     Management

     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                                   The Manager

     Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

     As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:


----------------------------------------------- ----------------------------------------------------------
Portfolio                                       Advisory Fee
----------------------------------------------- ----------------------------------------------------------
Lord Abbett Bond Debenture Portfolio            0.60% of first $250 million of such assets plus
                                                0.55% of such assets over $250 million up to $500
                                                million plus 0.50% of such assets over $500
                                                million up to $1 billion plus 0.45% of such
                                                assets over $1 billion
------------------------------------------------ ---------------------------------------------------------
PIMCO Total Return Portfolio                    0.50%
----------------------------------------------- ----------------------------------------------------------



     A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.



The Advisers

     Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

     The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.


LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture Portfolio of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

     o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.

PIMCO Total Return Portfolio

     o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

     o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.


YOUR INVESTMENT

Shareholder Information

     The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

     However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

     Disclosure of Portfolio Holdings

     Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

     A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.


Dividends, Distributions and Taxes

Dividends and Distributions

     Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

     All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

     Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

     Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

     Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

     Section  817(h)  of  the  Code  and  the  regulations   thereunder   impose
"diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

     The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

     The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class B and Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

     MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

     The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

     Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

     The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

     The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

     If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

     Limitations on the Trust's Ability to Detect and Deter Market Timing

     The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

     Risks Associated With Market Timing Generally

     While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

     Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

     A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

     Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

     Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

     Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

     Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

     Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

     The following financial highlights tables are intended to help you understand each Portfolio's Class A shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.



Lord Abbett Bond Debenture Portfolio*
Class A


                                        For the Years Ended December 31,
                                        --------------------------------

                                         2004(a)        2003(a)       2002(a)         2001(a)          2000
                                         -------        -------       -------         -------          ----
NET ASSET VALUE, BEGINNING OF PERIOD
                                         $12.04         $10.24         $11.22         $11.75          $12.48
                                         ------         ------         ------         ------          ------
INCOME FROM
INVESTMENT O
PERATIONS:
Net investment income...............      0.70           0.73           0.77           0.90            1.00

Net realized and unrealized gains
(losses)............................      0.31           1.27          (0.79)         (0.48)          (0.90)
                                          ----           ----          ------         ------          ------
TOTAL FROM
INVESTMENT
OPERATIONS..........................      1.01           2.00          (0.02)          0.42            0.10
                                          ----           ----          ------          ----            ----
DISTRIBUTIONS:

Dividends from net
investment income...................     (0.42)         (0.20)         (0.96)         (0.95)          (0.83)

Distributions from net realized
capital gains.......................       ---            ---           ---            ----            ----
                                           ---            ---           ---            ----            ----

TOTAL DISTRIBUTIONS.................     (0.42)         (0.20)         (0.96)         (0.95)          (0.83)
                                         ------         ------         ------         ------          ------
NET ASSET VALUE,
END OF PERIOD.......................     $12.63         $12.04         $10.24         $11.22          $11.75
                                         ------         ------         ------         ------          ------

TOTAL RETURN........................      8.43%         19.52%        (0.39)%          3.76%          0.87%
                                          -----         ------        -------          -----          -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)...........................     $520.3         $234.6         $202.1         $154.2          $155.2

RATIOS TO AVERAGE NET ASSETS(1):
Expenses............................      0.63%          0.70%         0.70%           0.72%          0.85%

Net investment income...............      5.65%          6.52%         7.43%           7.76%          7.78%

PORTFOLIO TURNOVER RATE.............
                                          39.8%          36.9%         45.8%           66.2%          64.9%

------------------

(1) Ratio of Operating
Expenses to Average Net
Assets Before Reimbursement By
Manager:                                   N/A          0.67%+         0.77%           0.75%          0.86%


* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series
         Trust, that followed the same investment objective as the Portfolio.
         The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.








PIMCO Total Return Portfolio

Class A

                        For the Years Ended December 31,
                        --------------------------------
                                                                                     For the period from
                                                                                        May 1, 2001
                                                                                      (commencement of
                                                                                       operations) to
                                      2004(a)          2003(a)          2002(a)     December 31, 2001(a)
                                      -------          -------          -------     --------------------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................      $11.61          $11.34           $10.35                 $10.03
                                       ------          ------           ------                 ------
INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.20            0.28             0.33                   0.27

Net realized and
unrealized gains.................       0.40            0.23             0.66                   0.40
                                        ----            ----             ----                   ----
TOTAL FROM
INVESTMENT
OPERATIONS.......................       0.60            0.51             0.99                   0.67
                                        ----            ----             ----                   ----
DISTRIBUTIONS:
Dividends from net investment
income...........................      (0.81)          (0.13)             ---                  (0.20)

Distributions from net realized         ---            (0.11)             ---                  (0.15)
capital gains....................       ---            ------             ---                  ------

TOTAL DISTRIBUTIONS..............      (0.81)          (0.24)             ---                  (0.35)
                                       ------          ------             ---                  ------
NET ASSET VALUE,
END OF PERIOD....................      $11.40          $11.61           $11.34                 $10.35
                                       ------          ------           ------                 ------
TOTAL RETURN.....................      5.25%            4.53%            9.57%                 6.68%+
                                       -----            -----            -----                 -----
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions)........................      $578.0          $194.5           $155.0                  $59.1

RATIOS TO AVERAGE NET ASSETS (1):

Expenses.........................      0.57%            0.59%            0.65%                 0.65%++

Net investment income............      1.69%            2.43%            3.06%                 3.76%++

PORTFOLIO TURNOVER RATE..........
                                       416.0%          547.1%           474.4%                 346.0%+
--------------------

(1) Ratio of Operating Expenses to Average Net Assets Before Reimbursement by the Manager:


                                        N/A            0.57%*           0.64%*                 1.15%++

+        Non-annualized

++       Annualized

*        Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)      Net investment income per share was calculated using average shares outstanding.



FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

     Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

     Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854


Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com
                   ------------------------

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.
                           ------------------

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.









                              SEC FILE # 811-10183



                                TABLE OF CONTENTS

                                                                                                               PAGE

INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................6
         Investment Summary.......................................................................................6
                  Lord Abbett Bond Debenture Portfolio............................................................8
                  PIMCO Total Return Portfolio...................................................................14
         Primary Risks of Investing in the Portfolios............................................................19
         Additional Investment Strategies........................................................................22
         Management..............................................................................................33
                  The Manager....................................................................................34
The Advisers.....................................................................................................34
YOUR INVESTMENT..................................................................................................36
Shareholder Information..........................................................................................36
Dividends, Distributions and Taxes...............................................................................36
Sales and Purchases of Shares....................................................................................37
FINANCIAL HIGHLIGHTS.............................................................................................41
FOR MORE INFORMATION.............................................................................................46


                                  [FRONT COVER]




                           Met Investors Series Trust


                          PIMCO Total Return Portfolio

                                 Class A Shares

                                   Prospectus

                                   May 1, 2005

   Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INTRODUCTION

     Understanding the Trust

     Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of thirty managed investment portfolios or mutual funds. Only one of these portfolios, the PIMCO Total Return Portfolio, is offered through this Prospectus (the "Portfolio"). Please see the Investment Summary section of this Prospectus for specific information on the Portfolio.

Investing Through a Variable Insurance Contract

     Class A shares of the Portfolio are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

     As a Contract owner, your premium payments are allocated to the Portfolio in accordance with your Contract.

     The prospectus for the Contracts shows the investment options available to you. Please read this Prospectus carefully. It provides information to assist you in your decision. If you would like additional information about the Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

     The Portfolio's name and investment objective are very similar to that of a certain publicly available mutual fund that is managed by the same investment adviser. The Portfolio in this Prospectus is not that publicly available mutual fund and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolio, different fees, and different asset sizes.

[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

     Understanding the Portfolio

     After this Introduction you will find an Investment Summary for the Portfolio. The Investment Summary presents important facts about the Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.



THE PORTFOLIO

         Investment Summary

The Portfolio's summary discusses the following :

          o    Investment Objective

                  What is the Portfolio's investment goal?

          o    Principal Investment Strategy

               How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

          o    Primary Risks

               What are the specific risks of investing in the Portfolio?

          o    Past Performance

               How well has the Portfolio performed over time?

          o    Fees and Expenses

               What is the cost of investing in the Portfolio?

     [SIDE BAR: The Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. The Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective.]

     In addition to its principal investment strategy, the Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which the Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

     [SIDE BAR: The Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolio" which lists some of the factors that may affect the value of the Portfolio's investments.

     The SAI provides more detailed information regarding the various types of securities that the Portfolio may purchase and certain investment techniques and practices of its Adviser.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

[Left Side:]

                          PIMCO Total Return Portfolio


Investment Objective:

     The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

Principal Investment Strategy:

     The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

     The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

     The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

     o    Market risk

     A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

     Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

     o    Interest rate risk

     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.



     o    Credit risk

     The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

     o    Foreign investment risk

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

     o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

     o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

     o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

     o    Foreign  markets  may be less  liquid  and  more  volatile  than  U.S.
          markets.

     o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

     o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.





     o    Other Risks

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

     Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

     In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

     The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

     The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

     The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

               Year-by-Year Total Return as of 12/31 of Each Year

  ----------------------------- ----------------------- -----------------------
               9.29%                   4.53%                     4.80%





                02                      03                        04
  ----------------------------- ----------------------- -----------------------
                         High Quarter: 3rd - 2002 +3.65%
                         Low Quarter: 2nd - 2004 -2.03%

     The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

 ------------------------------------------------------------------------------
                                                        Average Annual Total
                                                        Return as of 12/31/04
                                                           Since      Inception
                                            1 Year       Inception      Date


              Class A                        5.25%         7.09%      5/1/01
              Class B                        4.80%         6.49%      2/12/01
              Lehman Brothers                4.34%         6.46%*
                Aggregate Bond
                Index
-------------------------------------------------------------------------------
                           * Index performance is from 2/28/01.

[SIDE BAR:

         Portfolio Management:

          o    Pacific Investment Management Company LLC see page 23

          o    For financial highlights see page 31]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   ------------------------------------- ---------------------------
                                                     Class A
   -------------------------------------- --------------------------
    Management Fee                                    0.50%
   ------------------------------------- ---------------------------
    12b-1 Fees                                        None
   ------------------------------------- ---------------------------
    Other Expenses                                    0.07%
   ------------------------------------- ---------------------------
    Total Annual Portfolio                            0.57%
    Operating Expenses
   ------------------------------------- ---------------------------


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

---------------------------------------- --------------------------------------
                                                        Class A
---------------------------------------- --------------------------------------
1 Year                                                    $58
---------------------------------------- --------------------------------------
3 Years                                                  $183
----------------------------------------- --------------------------------------
5 Years                                                  $319
---------------------------------------- --------------------------------------
10 Years                                                 $715
---------------------------------------- --------------------------------------

     Additional Investment Strategies

     In addition to the principal investment strategies discussed in the Portfolio's Investment Summary, the Portfolio may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if the Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

     Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

     Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

     CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

     Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

     Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

     Derivatives. Derivatives are used to limit risk in the Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

     Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

     Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

     Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

     Derivatives may be used to hedge against an opposite position that the Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

     Derivatives may also be used to maintain the Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by the Portfolio if it invests in foreign securities.

     Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

     The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

     Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

     If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

     Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

     These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

     Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

     Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

     Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

     High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

     Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

     Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by the Portfolio will be regarded as an illiquid security.

     These instruments are subject to credit risk, interest rate risk and foreign investment risk.

     High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Corporation ("S&P"), and Ba or lower by Moody's Investors Service, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

     High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolio" above.

     Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

     Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

     Illiquid and Restricted Securities. The Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

     If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     Indexed Securities. The Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

     Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by the Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

     There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

     Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

     Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

     Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

     Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

     The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

     PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

     Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

     These securities are subject to credit risk and interest rate risk.

     Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

     Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

     Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

     Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

     Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

     Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

     Securities Loans. For purposes of realizing additional income, the Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

     The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

     Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

     The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

     Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

     Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

     U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

     U.S. Government securities are subject to interest rate risk. Credit risk is remote.

Defensive Investments

     Under adverse market or economic conditions, the Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with the Portfolio's principal investment strategy. Although the Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.





Portfolio Turnover

     The Portfolio's Advisers will sell a security when they believe it is appropriate to do so, regardless of how long the Portfolio has owned that security. Buying and selling securities generally involves some expense to the Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher the Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect the Portfolio's performance. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolio. The Portfolio generally will have annual turnover rate of 100% or more.

Downgrades in Fixed Income Debt Securities

     Unless required by applicable law, the Portfolio is not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after the Portfolio purchases the security.

     Management

     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolio's assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Manager

     Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolio. The Manager selects and pays the fees of the Adviser for the Portfolio and monitors the Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

     As compensation for its services to the Portfolio, the Manager receives monthly compensation at an annual rate of 0.50% of' the average daily net assets of the Portfolio.

The Adviser

     Under the terms of the agreement between the Adviser and the Manager, the Adviser will develop a plan for investing the assets of the Portfolio, select the assets to be purchased and sold by the Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. The Adviser follows the investment policies set by the Manager and the Board of Trustees for the Portfolio. Day-to-day management of the investments in the Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of the Portfolio are indicated below following a brief description of the Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for the existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of the existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

     The Manager pays the Adviser a fee based on the Portfolio's average daily net assets. The Portfolio is not responsible for the fees paid to the Adviser.


PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AIG LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.


     o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.


     o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.




YOUR INVESTMENT

     Shareholder Information

     The separate accounts of MetLife are the record owners of the Portfolio's shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

     However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

     Disclosure of Portfolio Holdings

     Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of the Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

     A description of the Portfolio's policies and procedures with respect to the disclosure of the Portfolio's portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

     The Portfolio intends to distribute substantially all of its net investment income, if any. The Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that the Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

     All net realized long- or short-term capital gains of the Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

     Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

     The Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, the Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is the Portfolio's intention to distribute all such income and gains.

     Shares of the Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

     Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. The Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in the Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolio are and will be so owned. Thus so long as the Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

     The fiscal year of the Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolio's composition and other information. An annual report, with audited information, will be sent to you each year.

     Sales and Purchases of Shares

     The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares of the Portfolio only to the separate accounts of MetLife to fund Contracts. Class B and Class E shares of the Portfolio are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

     MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of the Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for the Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

     The Portfolio is available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for the Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

     Shares of the Portfolio are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

     The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to the portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in the Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

     The Trust requires that the insurance company separate accounts that invest in the Portfolio have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to the Portfolios, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

     If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or Portfolio may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or the Portfolio. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

     Limitations on the Trust's Ability to Detect and Deter Market Timing

     The  Portfolio  is  available  as an  investment  option  under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

     Risks Associated With Market Timing Generally

     While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

     Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

     A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

     The Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

     Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

     Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolio are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolio may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolio may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolio's calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price the Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of the Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

     The Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolio and periodically report to the Board on the pricing services' performance.

     Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

     The following financial highlights table is intended to help you understand the Portfolio's Class A shares financial performance since its inception. Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in the Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.


PIMCO Total Return Portfolio

Class A

                                        For the Years Ended December 31,

                                                                                       For the period from
                                                                                           May 1, 2001
                                                                                         (commencement of
                                                                                          operations) to
                                       2004(a)          2003(a)          2002(a)      December 31, 2001(a)
                                      -------          -------          -------       --------------------
NET ASSET VALUE,
BEGINNING OF
PERIOD...........................      $11.61          $11.34           $10.35                 $10.03
                                       ------          ------           ------                 ------

INCOME FROM INVESTMENT
OPERATIONS:

Net investment income............       0.20            0.28             0.33                   0.27

Net realized and
unrealized gains.................       0.40            0.23             0.66                   0.40
                                        ----            ----             ----                   ----
TOTAL FROM
INVESTMENT
OPERATIONS.......................       0.60            0.51             0.99                   0.67
                                        ----            ----             ----                   ----
DISTRIBUTIONS:

Dividends from net investment
income...........................      (0.81)          (0.13)             ---                  (0.20)

Distributions from net realized
capital gains....................       ---            (0.11)             ---                  (0.15)
                                        ---            ------             ---                  ------
TOTAL
DISTRIBUTIONS....................      (0.81)          (0.24)             ---                  (0.35)
                                       ------          ------             ---                  ------
NET ASSET VALUE, END OF PERIOD...
                                       $11.40          $11.61           $11.34                 $10.35
                                       ------          ------           ------                 ------

TOTAL RETURN.....................      5.25%            4.53%            9.57%                 6.68%+
                                       -----            -----            -----                 -----
RATIOS/SUPPLEMENTAL
DATA:

Net assets, end of period (In
millions)........................      $578.0          $194.5           $155.0                  $59.1

RATIOS TO AVERAGE NET
ASSETS (1):
Expenses.........................      0.57%            0.59%            0.65%                 0.65%++

Net investment income............      1.69%            2.43%            3.06%                 3.76%++

PORTFOLIO TURNOVER RATE..........     416.0%           547.1%           474.4%                 346.0%+
--------------------

(1) Ratio of Operating
Expenses to Average Net
Assets Before
Reimbursement by
the Manager:

                                        N/A            0.57%*           0.64%*                 1.15%++

+        Non-annualized

++       Annualized

*        Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a)      Net investment income per share was calculated using average shares outstanding.



FOR MORE INFORMATION

If you would like more information about the Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

     Contain additional information about the Portfolio's performance. In the Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

     Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about the Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854

Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com
                    ------------------------

Information about the Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

oIn person        Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call 202-942-8090).

oOn line Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.
                            ------------------

oBy mail Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.





                              SEC FILE # 811-10183





                                TABLE OF CONTENTS

PAGE INTRODUCTION.................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolio..............................................................................3
THE PORTFOLIO.....................................................................................................4
         Investment Summary.......................................................................................4
                  PIMCO Total Return Portfolio....................................................................6
         Additional Investment Strategies........................................................................13
         Management..............................................................................................22
                  The Manager....................................................................................22
                  The Adviser....................................................................................22
YOUR INVESTMENT..................................................................................................24
         Shareholder Information.................................................................................24
         Dividends, Distributions and Taxes......................................................................24
         Sales and Purchases of Shares...........................................................................25
FINANCIAL HIGHLIGHTS.............................................................................................30
FOR MORE INFORMATION.....................................................................................Back Cover


                                  [FRONT COVER]

                           Met Investors Series Trust

                      Met/AIM Mid Cap Core Equity Portfolio
                       Met/AIM Small Cap Growth Portfolio
                     Harris Oakmark International Portfolio
                        Janus Aggressive Growth Portfolio
                      Lord Abbett Bond Debenture Portfolio
                      MFS Research International Portfolio
                     Neuberger Berman Real Estate Portfolio
                   Oppenheimer Capital Appreciation Portfolio
                          PIMCO Total Return Portfolio
                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)
                     T. Rowe Price Mid-Cap Growth Portfolio

                       Class A, Class B and Class E Shares

                                   Prospectus

                                   May 1, 2005

 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                     PAGE
INTRODUCTION ........................................................................    3
     Understanding the Trust ........................................................    3
     Understanding the Portfolios ...................................................    3
THE PORTFOLIOS ......................................................................    6
     Investment Summary .............................................................    6
            Met/AIM Mid Cap Core Equity Portfolio ...................................    8
            Met/AIM Small Cap Growth Portfolio ......................................   13
            Harris Oakmark International Portfolio ..................................   18
            Janus Aggressive Growth Portfolio .......................................   23
            Lord Abbett Bond Debenture Portfolio ....................................   28
            MFS Research International Portfolio ....................................   34
            Neuberger Berman Real Estate Portfolio ..................................   39
            Oppenheimer Capital Appreciation Portfolio ..............................   43
            PIMCO Total Return Portfolio ............................................   47
            RCM Global Technology Portfolio (formerly PIMCO PEA Innovation Portfolio)   52
            T. Rowe Price Mid-Cap Growth Portfolio ..................................   57
     Primary Risks of Investing in the Portfolios ...................................   62
     Additional Investment Strategies ...............................................   65
     Management .....................................................................   78
            The Manager .............................................................   78
            The Advisers ............................................................   80
     Distribution Plans .............................................................   88
YOUR INVESTMENT .....................................................................   88
Shareholder Information .............................................................   88
Dividends, Distributions and Taxes ..................................................   89
Sales and Purchases of Shares .......................................................   90
FINANCIAL HIGHLIGHTS ................................................................   94
FOR MORE INFORMATION ........................................................   Back Cover

INTRODUCTION

      Understanding the Trust

      Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of thirty managed investment portfolios or mutual funds, only eleven of which are offered through this Prospectus (the "Portfolios"). Each of the eleven Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

      Class A, Class B and Class E shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

      As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

      A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

      Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

      Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

      Understanding the Portfolios

      After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

      Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

      Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

      Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

Before you choose a Portfolio, please consider...                                                    Higher

                                                                                                   Risk/Reward

All of the Portfolios involve risk, but there is also the potential for reward.  You can lose money - and you can make money.  The Portfolios are structured so that each offers a different degree of risk and reward than
others.                                                                                       RCM Global Technology Portfolio

Notice the scale at the right.  It covers, in the opinion of the Portfolios'               Met-AIM Small Cap Growth Portfolio
Manager, the full spectrum of risk/ reward of the Portfolios described in this
Prospectus.  Please note that the scale is for illustration purposes only and               Janus Aggressive Growth Portfolio
is not meant to convey the precise degree of difference in risk/reward among
the Portfolios.                                                                        T. Rowe Price Mid-Cap Growth Portfolio

                                                                                       Harris Oakmark International Portfolio

What risk/reward level is for you? Ask yourself the following:                          Met/AIM Mid Cap Core Equity Portfolio

1.    How well do I handle fluctuations in my account value?                             MFS Research International Portfolio
      The higher a Portfolio is on the risk/ reward spectrum, the more its
      price is likely to move up and down on a day to day basis.  If this          Oppenheimer Capital Appreciation Portfolio
      makes you uncomfortable, you may prefer an investment at the lower end
      of the scale that may not fluctuate in price as much.                            Neuberger Berman Real Estate Portfolio

2.    Am I looking for a higher rate of return? Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.
                                                                                         Lord Abbett Bond Debenture Portfolio

                                                                                                 PIMCO Total Return Portfolio

A final note: These Portfolios are designed for long-term investment.                                   Lower

                                                                                                     Risk/Reward

THE PORTFOLIOS

      Investment Summary

Each Portfolio's summary discusses the following :

      o     Investment Objective

            What is the Portfolio's investment goal?

      o     Principal Investment Strategy

            How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

      o     Primary Risks

            What are the specific risks of investing in the Portfolio?

      o     Past Performance

            How well has the Portfolio performed over time?

      o     Fees and Expenses

            What is the cost of investing in the Portfolio?

      [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

      In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

      [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

      Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

      The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

      The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

      [Left Side:]

                      Met/AIM Mid Cap Core Equity Portfolio

      Investment Objective:

      Long-term growth of capital.

      Principal Investment Strategy:

      The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in equity securities, including convertible securities, of mid-cap companies. In complying with this 80% investment requirement, the Portfolio's investments may include synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a mid-cap company if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized companies included in the Russell Midcap Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Russell Midcap Index measures the performance of the 800 companies in the Russell 1000 Index with the lowest market capitalization. These companies are considered representative of medium-sized companies.

      The Portfolio may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges and in investment grade debt securities. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

      In selecting investments, the portfolio managers seek to identify those companies that are, in their view, undervalued relative to current or projected earnings, or the current market value of assets owned by the company. The primary emphasis of the portfolio managers' search for undervalued equity securities is in four categories: (1) out-of-favor cyclical growth companies;
(2) established growth companies that are undervalued compared to historical relative valuation parameters; (3) companies where there is early but tangible evidence of improving prospects which are not yet reflected in the value of the companies' equity securities; and (4) companies whose equity securities are selling at prices that do not yet reflect the current market value of their assets.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62 , any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              -----------------------------------------------------
                   -10.73%            26.03%           14.32%

                     02                 03               04
              -----------------------------------------------------
                        High Quarter: 2nd - 2003 +15.65%
                         Low Quarter: 3rd - 2002 -14.33%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell Midcap Index, which measures the performance of the 800 smallest companies in the Russell 1000 Index which represent approximately 24% of the total market capitalization of the Russell 1000 Index. The median market capitalization is approximately $3.2 billion. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      ---------------------------------------------------------------
                                   Average Annual Total
                                   Return as of 12/31/04
                                   ---------------------
                                              Since     Inception
                                   1 Year   Inception      Date
                                   ------   ---------      ----

      Class A                      14.60%     9.14%       1/2/02
      Class B                      14.32%    11.42%       10/9/01
      Class E                      14.45%     7.71%       4/2/02
      Russell Midcap Index         20.22%    16.03%*
      ---------------------------------------------------------------

*     Index performance is from 10/9/01.

[SIDE BAR:

      Portfolio Management:

      o     A I M Capital Management, Inc.
            see page 81

      o     For financial highlights
            see page 95]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

        -------------------------------------------------------------------------------------
                                                       Class A         Class B     Class E
                                                       -------         -------     -------
        -------------------------------------------------------------------------------------
        Management Fee(1)                               0.73%           0.73%       0.73%
        -------------------------------------------------------------------------------------
        12b-1 Fees                                      None            0.25%       0.15%
        -------------------------------------------------------------------------------------
        Other Expenses                                  0.10%           0.05%       0.06%
        -------------------------------------------------------------------------------------
        Total Annual Portfolio Operating
        Expenses Before Expense                         0.83%           1.03%       0.94%
        Waiver/Repayment to Manager
        -------------------------------------------------------------------------------------
        Contractual Expense (Waiver)/Repayment          0.02%           0.05%       0.04%
        to Manager*
        -------------------------------------------------------------------------------------
        Total Annual Portfolio Operating                0.85%           1.08%       0.98%
        Expenses After Expense Waiver/Repayment
        to Manager
        -------------------------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.75%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* Met Investors Advisory LLC (the "Manager") and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.90%, 1.15% and 1.05%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

           Example of Portfolio Expenses

      -----------------------------------------------------------------
                            Class A          Class B         Class E
                            -------          -------         -------
      -----------------------------------------------------------------
      1 Year                  $87             $111            $100
      -----------------------------------------------------------------
      3 Years                 $268            $334            $305
      -----------------------------------------------------------------
      5 Years                 $464            $576            $526
      -----------------------------------------------------------------
      10 Years               $1,030          $1,269          $1,162
      -----------------------------------------------------------------

      [Left Side:]

                       Met/AIM Small Cap Growth Portfolio

      Investment Objective:

      Long-term growth of capital.

      Principal Investment Strategy:

      The Portfolio seeks to meet its objective by investing, normally, at least 80% of its net assets in securities of small-cap companies. In complying with this 80% investment requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments. Synthetic instruments are investments that have economic characteristics similar to the Portfolio's direct investments, and may include warrants, futures, options, exchange-traded funds and American Depositary Receipts. The Portfolio considers a company to be a small-cap company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month, within the range of market capitalizations of companies included in the Russell 2000 Index.

      The Portfolio may invest up to 20% of its net assets in equity securities of issuers that have market capitalizations, at the time of purchase, outside of the range of market capitalizations of companies included in the Russell 2000 Index, and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. The Portfolio may also invest up to 25% of its total assets in foreign securities. For risk management purposes, the Portfolio may hold a portion of its assets in cash or cash equivalents including money market instruments.

      In selecting investments, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the Portfolio, when fully invested, will generally be comprised of companies that are currently experiencing a greater than anticipated increase in earnings.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Market capitalization risk

      o     Investment style risk

      o     Foreign investment risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

               --------------------------------------------------
                  -27.50%             38.86%        6.43%

                    02                 03            04
               --------------------------------------------------
                        High Quarter: 2nd - 2003 +20.75%
                         Low Quarter: 3rd - 2002 -18.43%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Russell 2000 Index and the Russell 2000 Growth Index. The Russell 2000 Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 Index which represent approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 2000 Growth Index is an unmanaged index which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

        ----------------------------------------------------------------
                                         Average Annual Total
                                         Return as of 12/31/04
                                         ---------------------
                                                 Since       Inception
                                     1 Year    Inception        Date
                                     ------    ---------        ----

        Class A                      6.73%       2.71%         1/2/02
        Class B                      6.43%       7.79%        10/9/01
        Class E                      6.58%       3.84%         4/2/02
        Russell 2000 Index          18.33%      16.68%*
        Russell 2000 Growth Index   48.54%      11.00%*
        ----------------------------------------------------------------

*     Index performance is from 10/9/01.

[SIDE BAR:

      Portfolio Management:

      o     A I M Capital Management, Inc.
            see page 81

      o     For financial highlights
            see page 101]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

               ----------------------------------------------------------------------------------
                                                         Class A        Class B        Class E
                                                         -------        -------        -------
               ----------------------------------------------------------------------------------
               Management Fee(1)                          0.90%          0.90%          0.90%
               ----------------------------------------------------------------------------------
               12b-1 Fees                                 None           0.25%          0.15%
               ----------------------------------------------------------------------------------
               Other Expenses                             0.12%          0.08%          0.08%
               ----------------------------------------------------------------------------------
               Total Annual Portfolio Operating           1.02%          1.23%          1.13%
               Expenses Before Expense Waiver/
               Repayment to Manager
               ----------------------------------------------------------------------------------
               Contractual Expense (Waiver)/Repayment     .01%           .06%           0.05%
               to Manager*
               ----------------------------------------------------------------------------------
               Total Annual Portfolio Operating           1.03%          1.29%          1.18%
               Expenses After Expense Waiver/Repayment
               to Manager
               ----------------------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.90%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.05%, 1.30% and 1.20%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-------------------------------------------------------------------------------
                    Class A               Class B               Class E
                    -------               -------               -------
-------------------------------------------------------------------------------
1 Year               $106                  $132                   $121
-------------------------------------------------------------------------------
3 Years              $327                  $399                   $366
-------------------------------------------------------------------------------
5 Years              $567                  $685                   $630
-------------------------------------------------------------------------------
10 Years            $1,254                $1,501                 $1,385
-------------------------------------------------------------------------------

                     Harris Oakmark International Portfolio

Investment Objective:

      The Portfolio seeks long-term capital appreciation.

      Principal Investment Strategy:

      Under normal market conditions, the Portfolio invests primarily in common stocks of non-U.S. companies. The Portfolio may invest in mature markets (examples are Japan, Canada, and the United Kingdom) and in less developed markets (examples are Mexico, Brazil, and Korea). Ordinarily, the Portfolio will invest in the securities of at least five countries outside the U.S. There are no geographic limits on the Portfolio's foreign investments, but the Portfolio does not expect to invest more than 35% of its assets in securities of companies based in emerging markets. The Portfolio may invest in the equity securities of companies of any market capitalization.

      The Portfolio's Adviser uses a value investment style in selecting equity securities for the Portfolio. The Adviser believes that over time, a company's stock price converges with its true business value. By "true business value" the Adviser means its estimate of the price that is determined by the cash it generates. The Adviser believes that investing in equity securities priced significantly below what is believed to be the true business value presents the best opportunity to achieve the Portfolio's investment objective. The Adviser uses this value philosophy to identify companies that it believes have discounted stock prices compared to the companies' true business values.

      The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. The Adviser expects to invest in 30 to 60 companies. Although the Adviser expects the Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

      In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, Harris Associates L.P. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

               ---------------------------------------------------
                -18.09%            34.96%            20.52%

                   02                03                04
               ---------------------------------------------------
                        High Quarter: 2nd - 2003 +24.90%
                         Low Quarter: 3rd - 2002 -16.81%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

             -------------------------------------------------------
                                        Average Annual Total
                                       Return as of 12/31/04
                                       ---------------------
                                               Since     Inception
                                   1 Year    Inception      Date
                                   ------    ---------      ----

             Class A               20.80%     10.45%       1/2/02
             Class B               20.52%     12.47%      10/9/01
             Class E               20.69%     11.66%       4/2/02
             MSCI EAFE Index       20.90%     12.70%*
             -------------------------------------------------------

*     Index performance is from 10/9/01.

      For information on Harris Associates L.P.'s prior performance with a comparable fund, see page 82.

[SIDE BAR:

      Portfolio Management:

      o     Harris Associates L.P.
            see page 82

      o     For financial highlights
            see page 107]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

               ----------------------------------------------------------------------------------
                                                           Class A       Class B      Class E
                                                           -------       -------      -------
               ----------------------------------------------------------------------------------
               Management Fee(1)                            0.84%         0.84%        0.84%
               ----------------------------------------------------------------------------------
               12b-1 Fees                                   None          0.25%        0.15%
               ----------------------------------------------------------------------------------
               Other Expenses                               0.19%         0.13%        0.13%
               ----------------------------------------------------------------------------------
               Total Annual Portfolio Operating             1.03%         1.22%        1.12%
               Expenses Before Expense
               Waiver/Repayment to Manager
               ----------------------------------------------------------------------------------
               Contractual Expense (Waiver)/Repayment       0.01%         0.01%        0.02%
               to Manager*
               ----------------------------------------------------------------------------------
               Total Annual Portfolio Operating             1.04%         1.23%        1.14%
               Expenses After Expense Waiver/Repayment
               to Manager
               ----------------------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.85%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.10%, 1.35% and 1.25%%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

--------------------------------------------------------------------------------
                          Class A                 Class B              Class E
                          -------                 -------              -------
--------------------------------------------------------------------------------
1 Year                     $107                    $126                  $117
--------------------------------------------------------------------------------
3 Years                    $330                    $390                  $360
--------------------------------------------------------------------------------
5 Years                    $572                    $675                  $622
--------------------------------------------------------------------------------
10 Years                  $1,265                  $1,485                $1,371
--------------------------------------------------------------------------------

[Left Side:]

                        Janus Aggressive Growth Portfolio

Investment Objective:

      The Portfolio seeks long-term growth of capital.

Principal Investment Strategy:

      The Portfolio invests primarily in common stocks selected for their growth potential. The Portfolio may also invest to a lesser degree in other types of securities, including preferred stocks, warrants, convertible securities and debt securities. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio is non-diversified which means that it can invest a greater portion of it assets in a small number of issuers.

      The Portfolio may invest without limit in foreign equity and debt securities including American Depositary Receipts. Such foreign securities may include those of emerging market issuers. Less than 35% of the Portfolio's net assets may be invested in high-yield/high-risk bonds.

      The Adviser applies a "bottom up" approach in choosing investments. In other words, the Adviser looks for companies with earnings growth potential one at a time. If the Adviser is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

      Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

      The Adviser actively manages foreign currency exposure, in conjunction with stock selection, in an attempt to protect and possibly enhance the Portfolio's market value. Through the use of forward foreign currency exchange contracts, the Adviser will adjust the Portfolio's foreign currency weightings to reduce its exposure to currencies deemed unattractive and, in certain circumstances, increase exposure to currencies deemed attractive, as market conditions warrant.

[Right side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Interest rate risk

      o     Credit risk

      o     High yield debt security risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

      Furthermore, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ----------------------------------------------------
               -27.83%               30.90%              8.44%

                 02                    03                 04
              ----------------------------------------------------
                        High Quarter: 2nd - 2003 +12.90%
                         Low Quarter: 3rd - 2002 -16.13%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), a widely recognized unmanaged index the measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

          ------------------------------------------------------------------
                                     Average Annual Total
                                     Return as of 12/31/04
                                     ---------------------
                                               Since            Inception
                             1 Year          Inception             Date
                             ------          ---------             ----

          Class A            8.82%             0.95%              1/2/02
          Class B            8.44%            -6.88%             2/12/01
          Class E            8.58%            18.87%             4/17/03
          S&P 500 Index      10.87%           -1.41%*
          ------------------------------- ----------------------------------

*     Index performance is from 2/28/01.

[SIDE BAR:

      Portfolio Management:

      o     Janus Capital Management LLC
            see page 83

      o     For financial highlights
            see page 113]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

               ----------------------------------------------------------------------------------
                                                            Class A       Class B       Class E
                                                            -------       -------       -------
               ----------------------------------------------------------------------------------
               Management Fee(1)                             0.68%         0.67%         0.67%
               ----------------------------------------------------------------------------------
               12b-1 Fees                                    None          0.25%         0.15%
               ----------------------------------------------------------------------------------
               Other Expenses                                0.09%         0.07%         0.07%
               ----------------------------------------------------------------------------------
               Total Annual Portfolio Operating              0.77%         1.00%         0.89%
               Expenses Before Expense
               Waiver/Repayment to Manager
               ----------------------------------------------------------------------------------
               Contractual Expense (Waiver)/Repayment        0.05%         0.06%         0.07%
               to Manager*
               ----------------------------------------------------------------------------------
               Total Annual Portfolio Operating              0.82%         1.06%         0.96%
               Expenses After Expense Waiver/Repayment
               to Manager
               ----------------------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.76%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.90%, 1.15% and 1.05%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

---------------------------------------------------------------------------
                         Class A            Class B           Class E
                         -------            -------           -------
---------------------------------------------------------------------------
1 Year                     $84               $109               $98
---------------------------------------------------------------------------
3 Years                   $252               $324               $292
---------------------------------------------------------------------------
5 Years                   $434               $556               $502
---------------------------------------------------------------------------
10 Years                  $962              $1,224             $1,106
---------------------------------------------------------------------------

      [Left Side:]

                      Lord Abbett Bond Debenture Portfolio

      Investment Objective:

      To provide high current income and the opportunity for capital appreciation to produce a high total return.

      Principal Investment Strategy:

      Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

      The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

      The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

      Capital appreciation may be obtained by investing in:

      o debt securities when the trend of interest rates is expected to be down

      o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

      o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

      o     equity securities

      The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

      The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Interest rate risk

      o     Credit risk

      o     High yield debt security risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

      The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

-----------------------------------------------------------------------------------------------------------------
15.63%           6.26%         3.40%         0.87%         3.76%         -0.39%        19.52%        8.43%

97               98            99            00            01            02            03            04
-----------------------------------------------------------------------------------------------------------------

                         High Quarter: 2nd -2003 + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    ----------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/04
               ----------------------------------------------------

                                                            Since      Inception
                                   1 Year     5 Year      Inception       Date
                                   ------     ------      ---------       ----

                    ------------------------------------------------

    Class A                         8.43%      6.20%        7.93%        5/1/96
    Class B                         8.17%        --         7.11%        4/3/01
    Class E                         8.25%        --         9.36%        4/2/02
    Credit Suisse First Boston     11.96%      8.17%        7.96%*
       High Yield Index
    Lehman Aggregate Bond Index     4.34%      7.71%        7.14%*
    ----------------------------------------------------------------------------

*     Index performance is from 5/1/96.

[SIDE BAR:

      Portfolio Management:

      o     Lord, Abbett & Co. LLC
            see page 83

      o     For financial highlights
            see page 119]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

        -----------------------------------------------------------------------
                                            Class A      Class B      Class E
                                            -------      -------      -------
        -----------------------------------------------------------------------
        Management Fee(1)                    0.52%        0.52%        0.52%
        -----------------------------------------------------------------------
        12b-1 Fees                           None         0.25%        0.15%
        -----------------------------------------------------------------------
        Other Expenses                       0.06%        0.06%        0.06%
        -----------------------------------------------------------------------
        Total Annual Portfolio Operating     0.58%        0.83%        0.73%
        Expenses
        -----------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-------------------------------------------------------------------------------
                          Class A           Class B              Class E
                          -------           -------              -------
-------------------------------------------------------------------------------
1 Year                      $59               $85                  $75
-------------------------------------------------------------------------------
3 Years                    $186              $266                  $234
-------------------------------------------------------------------------------
5 Years                    $325              $462                  $407
-------------------------------------------------------------------------------
10 Years                   $727             $1,029                 $909
-------------------------------------------------------------------------------

      [Left Side:]

                      MFS Research International Portfolio

Investment Objective:

      The Portfolio's investment objective is capital appreciation.

Principal Investment Strategy:

      The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

      The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

      In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

               ---------------------------------------------------
                -11.80%            32.04%            19.56%

                   02                03                04
               ---------------------------------------------------
                        High Quarter: 4th - 2003 +15.97%
                         Low Quarter: 3rd - 2002 -14.58%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

      -------------------------------------------------------------------------
                                    Average Annual Total
                                    Return as of 12/31/04
                                    ---------------------
                                              Since               Inception
                            1 Year          Inception               Date
                            ------          ---------               ----

      Class A               19.92%            6.17%                5/1/01
      Class B               19.56%            4.39%                2/12/01
      Class E               19.64%           12.58%               10/31/01
      MSCI EAFE Index       20.70%            3.95%*
      -------------------------------------------------------------------------

*     Index performance is from 2/12/01.

[SIDE BAR:

      Portfolio Management:

      o Massachusetts Financial Services Company see page 84

      o     For financial highlights
            see page 125]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

               ----------------------------------------------------------------------------------
                                                           Class A        Class B      Class E
                                                           -------        -------      -------
               ----------------------------------------------------------------------------------
               Management Fee                               0.77%          0.77%        0.77%
               ----------------------------------------------------------------------------------
               12b-1 Fees                                   None           0.25%        0.15%
               ----------------------------------------------------------------------------------
               Other Expenses                               0.17%          0.16%        0.17%
               ----------------------------------------------------------------------------------
               Total Annual Portfolio Operating             0.94%          1.18%        1.09%
               Expenses Before Expense
               Waiver/Repayment to Manager
               ----------------------------------------------------------------------------------
               Contractual Expense (Waiver)/Repayment       0.06%          0.07%        0.06%
               to Manager*
               ----------------------------------------------------------------------------------
               Total Annual Portfolio Operating             1.00%          1.25%        1.15%
               Expenses After Expense Waiver/Repayment
               to Manager
               ----------------------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 1.00%, 1.25% and 1.15%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A, Class B and Class E shares were 1.10%, 1.35% and 1.25% respectively.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-------------------------------------------------------------------------------
                        Class A                Class B            Class E
                        -------                -------            -------
-------------------------------------------------------------------------------
1 Year                   $103                   $128                $118
-------------------------------------------------------------------------------
3 Years                  $307                   $384                $354
-------------------------------------------------------------------------------
5 Years                  $528                   $659                $610
-------------------------------------------------------------------------------
10 Years                $1,164                 $1,444              $1,340
-------------------------------------------------------------------------------

      [Left Side:]

                     Neuberger Berman Real Estate Portfolio

      Investment Objective:

      To provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.

      Principal Investment Strategy:

      The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies. The Portfolio defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a pooled investment vehicle that invests primarily in income producing real estate or real estate related loans or interests. REITS are not taxed on income distributed to shareholders, provided they comply with the requirements of the Internal Revenue Code. REITs tend to be small- to mid-cap companies in relation to the equity markets as a whole.

      REITs are generally classified as Equity REITs, Mortgage REITs and Hybrid REITs, Equity REITs invest the majority of their assets directly in real property, derive their income primarily from rents and can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

      The Portfolio may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of purchase, they are rated at least B by Moody's or S&P or, if unrated by either of these, deemed by the Portfolio's Adviser to be of comparable quality.

      The Portfolio's Adviser makes investment decisions through a fundamental analysis of each company. The Adviser reviews each company's current financial condition and industry position, as well as economic and market conditions. In doing so, it evaluates the company's growth potential, earnings estimates and quality of management, as well as other factors. The Adviser believes that its investment approach is distinct in that it uses an objective combination of traditional securities analysis and direct real estate analysis, while placing great emphasis upon the property sector weightings. The Adviser generally adheres to a strict valuation methodology - price to net asset value per share, cash flow multiple versus growth rate and relative valuation - which guide the Adviser's buy and sell decisions.

      The Portfolio is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified portfolio.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Real estate investment risk

      o     Interest rate risk

      o     Credit risk

      o     High yield debt security risk

      o     Market capitalization risk

      o     Investment style risk

      In addition, because the Portfolio may invest its assets in a small number of issuers, the Portfolio is more susceptible to any single economic, political or regulatory event affecting those issuers than is a diversified portfolio.

Prior Performance:

      The Portfolio commenced operations on April 30, 2004. As a result, it does not have a significant operating history. For performance information for the period ended December 31, 2004, see "Financial Highlights" on page 131. For information on Neuberger Berman Management, Inc.'s prior performance with a comparable fund, see page 84.

[SIDE BAR:

      Portfolio Management:

      o     Neuberger Berman Management, Inc.
            see page 84]

Fees and Expenses:

      This following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses, (expenses that are deducted from Portfolio assets)

    ----------------------------------------------------------------------------
                                                Class A     Class B     Class E
                                                -------     -------     -------
    ----------------------------------------------------------------------------
    Management Fee                               0.70%       0.70%       0.70%
    ----------------------------------------------------------------------------
    12b-1 Fees                                    None       0.25%       0.15%
   ----------------------------------------------------------------------------
    Other Expenses                               0.14%       0.03%       0.06%
    ----------------------------------------------------------------------------
    Total Annual Portfolio Operating             0.84%       0.98%       0.91%
    Expenses Before Expense Waiver/Repayment
    to Manager
    ----------------------------------------------------------------------------
    Contractual Expense (Waiver)/Repayment        ---         ---         ---
    to Manager*
    ----------------------------------------------------------------------------
    Total Annual Portfolio Operating             0.84%       0.98%       0.91%
    Expenses After Expense Waiver/ Repayment
    to Manager
    ----------------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.90%, 1.15% and 1.00% respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over one- and three-year periods. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The

Example also assumes that total annual operating expenses remain the same and that all expense caps remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

--------------------------------------------------------------------------------
                       Class A               Class B              Class E
                       -------               -------              -------
--------------------------------------------------------------------------------
1 Year                   $86                  $100                  $93
--------------------------------------------------------------------------------
3 Years                  $269                 $314                 $291
--------------------------------------------------------------------------------
5 Years                  $468                 $544                 $506
--------------------------------------------------------------------------------
10 Years                $1,040               $1,206               $1,123
--------------------------------------------------------------------------------

      [Left Side:]

                   Oppenheimer Capital Appreciation Portfolio

      Investment Objective:

      The Portfolio seeks capital appreciation.

      Principal Investment Strategy:

      The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

      In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

      o     Companies with above-average growth potential

      o Companies with increasing earnings momentum and a history of positive earnings growth

      o     Stocks with low valuations relative to their growth potential

      o     Companies with the potential for positive earnings surprises

      o     Growth rates that the Adviser believes are sustainable over time

[Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Class E shares commenced operations on the date of this Portfolio.

               Year-by-Year Total Return as of 12/31 of Each Year

             -----------------------------------------------------
               -24.73%             28.53%            6.40%

                  02                 03                04
             -----------------------------------------------------
                        High Quarter: 2nd - 2003 +14.54%
                         Low Quarter: 2nd - 2002 -15.52%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     --------------------------------------------------------------
                                Average Annual Total
                                Return as of 12/31/04
                                ---------------------
                                          Since         Inception
                        1 Year          Inception          Date
                        ------          ---------          ----

     Class A            6.70%             1.24%           1/2/02
     Class B            6.40%            -3.17%          2/12/01
     S&P 500 Index     10.87%            -1.41%*
     --------------------------------------------------------------

*     Index performance is from 2/28/01.

[SIDE BAR:

      Portfolio Management:

      o     OppenheimerFunds, Inc.
            see page 85

      o     For financial highlights
            see page 137]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. For Class A and Class B shares of these fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. For Class E Shares, the fees and expenses are estimated for the period ended December 31, 2005. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

  ------------------------------------------------------------------------------
                                              Class A      Class B     Class E
                                              -------      -------     -------
  ------------------------------------------------------------------------------
  Management Fee                               0.60%        0.60%       0.60%
  ------------------------------------------------------------------------------
  12b-1 Fees                                   None         0.25%       0.15%
  ------------------------------------------------------------------------------
  Other Expenses                               0.09%        0.06%       0.06%
  ------------------------------------------------------------------------------
  Total Annual Portfolio Operating             0.69%        0.91%       0.81%
  Expenses Before Expense
  Waiver/Repayment to Manager
  ------------------------------------------------------------------------------
  Contractual Expense (Waiver)/Repayment      (0.01)%       0.04%       0.04%
  to Manager*
  ------------------------------------------------------------------------------
  Total Annual Portfolio Operating             0.68%        0.95%       0.85%
  Expenses After Expense Waiver/Repayment
  to Manager
  ------------------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.75%, 1.00% and 0.90%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-----------------------------------------------------------------------------
                       Class A           Class B         Class E
                       -------           -------         -------
-----------------------------------------------------------------------------
1 Year                   $71               $97             $87
-----------------------------------------------------------------------------
3 Years                 $221              $295             $264
-----------------------------------------------------------------------------
5 Years                 $385              $510             $455
-----------------------------------------------------------------------------
10 Years                $861             $1,127           $1,008

      [Left Side:]

                          PIMCO Total Return Portfolio

      Investment Objective:

      The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

      Principal Investment Strategy:

      The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

      The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

      The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Interest rate risk

      o     Credit risk

      o     Foreign investment risk

      Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

      Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

      In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

      The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

              ----------------------------------------------------
                9.29%             4.53%               4.80%

                  02                03                 04
              ----------------------------------------------------
                         High Quarter: 3rd - 2002 +3.65%
                         Low Quarter: 2nd - 2004 -2.03%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

   --------------------------------------------------------------------------
                                               Average Annual Total
                                              Return as of 12/31/04
                                              ---------------------
                                                     Since      Inception
                                          1 Year   Inception      Date
                                          ------   ---------      ----

   Class A                                5.25%      7.09%       5/1/01
   Class B                                4.80%      6.49%       2/12/01
   Class E                                5.06%      5.32%       10/31/01
   Lehman Brothers Aggregate Bond         4.34%      6.46%*
      Index
   --------------------------------------------------------------------------

*     Index performance is from 2/28/01.

[SIDE BAR:

      Portfolio Management:

      o Pacific Investment Management Company LLC see page 85

      o     For financial highlights
            see page 141]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

    --------------------------------------------------------------------------
                                        Class A        Class B       Class E
                                        -------        -------       -------
    --------------------------------------------------------------------------
    Management Fee                       0.50%          0.50%         0.50%
    --------------------------------------------------------------------------
    12b-1 Fees                            None          0.25%         0.15%
    --------------------------------------------------------------------------
    Other Expenses                       0.07%          0.06%         0.06%
    --------------------------------------------------------------------------
    Total Annual Portfolio Operating     0.57%          0.81%         0.71%
    Expenses
    --------------------------------------------------------------------------

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

--------------------------------------------------------------------------
                          Class A           Class B           Class E
                          -------           -------           -------
--------------------------------------------------------------------------
1 Year                      $58               $83               $73
--------------------------------------------------------------------------
3 Years                    $183              $260               $228
--------------------------------------------------------------------------
5 Years                    $319              $451               $396
--------------------------------------------------------------------------
10 Years                   $715             $1,005              $885
--------------------------------------------------------------------------

[Left Side:]

                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)

Investment Objective:

      The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

      The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

      The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

      The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

      The Portfolio may utilize, primarily for risk management and hedging purposes, short sales (collateralized or uncollateralized), or other derivative instruments such as stock index futures contracts, purchase and sale of put and call options and other option strategies such as spreads and straddles.

[Right side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Credit risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

      In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

      Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

      The Portfolio's investments in derivatives and use of short sales can significantly increase the Portfolio's exposure to market risk and credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 14, 2005, RCM Capital Management is the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

            -----------------------------------------------------
             -50.65%               57.57%              -4.31%

               02                    03                  04
            -----------------------------------------------------
                        High Quarter: 2nd - 2003 +21.50%
                         Low Quarter: 3rd - 2002 -34.81%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    --------------------------------------------------------------------
                                 Average Annual Total
                                 Return as of 12/31/04
                                 ---------------------
                                        Since          Inception
                         1 Year       Inception           Date
                         ------       ---------           ----

    Class A              -4.28%        -14.04%          5/01/01
    Class B              -4.31%        -18.18%          2/12/01
    Class E              -4.30%         -4.07%          10/31/01
    S&P 500 Index        10.87%        -1.41%*
    --------------------------------------------------------------------

*     Index performance is from 2/28/01.

      For information on RCM Capital Management LLC's prior performance with a comparable fund, see page 86.

[SIDE BAR:

      Portfolio Management:

      o     RCM Capital Management LLC
            see page 86

      o     For financial highlights
            see page 147]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

   ----------------------------------------------------------------------------
                                             Class A     Class B      Class E
                                             -------     -------      -------
   ----------------------------------------------------------------------------
   Management Fee(1)                          0.90%       0.90%        0.90%
   ----------------------------------------------------------------------------
   12b-1 Fees                                 None        0.25%        0.15%
   ----------------------------------------------------------------------------
   Other Expenses                             0.01%       0.01%        0.01%
   ----------------------------------------------------------------------------
   Total Annual Portfolio Operating           0.91%       1.16%        1.06%
   Expenses Before Expense
   Waiver/Repayment to Manager
   ----------------------------------------------------------------------------
   Contractual Expense (Waiver)/Repayment      ---         ---          ---
   to Manager*
   ----------------------------------------------------------------------------
   Total Annual Portfolio Operating           0.91%       1.16%        1.06%
   Expenses After Expense Waiver/Repayment
   to Manager
   ----------------------------------------------------------------------------
   Manager
   ----------------------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.95%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class C shares of the Portfolio will not exceed 1.10%, 1.35% and 1.25%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

--------------------------------------------------------------------------------
                        Class A               Class B             Class E
                        -------               -------             -------
--------------------------------------------------------------------------------
1 Year                    $93                  $119                 $109
--------------------------------------------------------------------------------
3 Years                  $291                  $370                 $339
--------------------------------------------------------------------------------
5 Years                  $506                  $642                 $587
--------------------------------------------------------------------------------
10 Years                $1,123                $1,415               $1,299
--------------------------------------------------------------------------------

      [Left Side:]

                     T. Rowe Price Mid-Cap Growth Portfolio

Investment Objective:

      Long-term growth of capital.

      Principal Investment Strategy:

      The Portfolio will invest, under normal market conditions, at least 80% of its net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings the Adviser expects to grow at a faster rate than the average company. The Adviser defines mid-cap companies as those whose market capitalization falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies and the S&P and Russell indices changes over time. The Portfolio will not automatically sell or cease to purchase stock of a company it already owns because the company's market capitalization grows or falls outside this range.

      In selecting investments, the Adviser generally favors companies that:

            o     have proven products or services;

            o     have a record of above-average earnings growth;

            o     have demonstrated potential to sustain earnings growth;

            o     operate in industries experiencing increasing demand; or

            o have stock prices that appear to undervalue their growth prospects.

      In pursuing its investment objective, the Adviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Adviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

      While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures and options, in keeping with the Portfolio's objectives. Investments in futures and options, if any, are subject to additional volatility and potential losses. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.

      While most assets will be invested in U.S. common stocks, other securities may also be purchased including foreign stocks.

      The Portfolio is classified as a "non-diversified" company under the Investment Company Act of 1940, as amended, which means that it could concentrate its investments in a smaller number of companies than many other funds. Although the Adviser expects the

Portfolio to operate as a diversified investment company, the Portfolio will retain its "non-diversified" classification to give the Adviser the flexibility to pursue a more selective investment strategy.

[Right Side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 62, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

      o     Market risk

      o     Foreign investment risk

      o     Market capitalization risk

      o     Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class B shares, the Portfolio's oldest Class. The Portfolio's Class A shares commenced operations on May 1, 2001.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Effective January 1, 2003, T. Rowe Price Associates, Inc. became the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

             ----------------------------------------------------
                  -44.04%         36.64%             17.82%

                     02             03                 04
             ----------------------------------------------------
                        High Quarter: 2nd - 2003 +19.34%
                        Low Quarter: 2nd - 2002 -30.65%

      The table below compares the Portfolio's Class A, Class B and Class E shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Russell Midcap Growth Index, an unmanaged index that measures the performance of those Russell mid cap companies with higher price-to-book ratios and higher forecasted growth values. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

    ----------------------------------------------------------------------
                                             Average Annual Total
                                             Return as of 12/31/04
                                             ---------------------
                                                  Since      Inception
                                     1 Year     Inception       Date
                                     ------     ---------       ----

    Class A                          18.15%      -6.61%       5/1/01
    Class B                          17.82%      -7.09%       2/12/01
    Class E                          17.92%       0.52%       10/31/01
    Russell Midcap Growth Index
                                     15.47%      -0.37%*
    ----------------------------------------------------------------------

*     Index performance is from 2/12/01.

[SIDE BAR:

      Portfolio Management:

      o     T. Rowe Price Associates, Inc.
            see page 87

      o     For financial highlights
            see page 153]

For information on T. Rowe Price Associates, Inc.'s prior performance with a comparable fund, see page 87.

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

 -------------------------------------------------------------------------------
                                       Class A          Class B        Class E
                                       -------          -------        -------
 -------------------------------------------------------------------------------
 Management Fee                         0.75%            0.75%          0.75%

 -------------------------------------------------------------------------------
 12b-1 Fees                              None            0.25%          0.15%

 -------------------------------------------------------------------------------
 Other Expenses                         0.08%            0.07%          0.07%

 -------------------------------------------------------------------------------
 Total Annual Portfolio Operating       0.83%            1.07%          0.97%
 Expenses Before Expense Waiver/
 Repayment to Manager

 -------------------------------------------------------------------------------
 Contractual Expense                    0.07%            0.08%          0.08%
 (Waiver)/Repayment to Manager*

 -------------------------------------------------------------------------------
 Total Annual Portfolio Operating       0.90%            1.15%          1.05%
 Expenses After Expense
 Waiver/Repayment to Manager

 -------------------------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A, Class B and Class E shares of the Portfolio will not exceed 0.90%, 1.15% and 1.05%, respectively, for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A, Class B and Class E shares were 0.95%, 1.20% and 1.10%, respectively. In addition, the Manager has agreed that any subadvisory fee waivers received from the Portfolio's Adviser commencing February 17, 2005 will be passed on to the Portfolio in the form of a voluntary fee waiver.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

-------------------------------------------------------------------------------
                          Class A            Class B             Class E
                          -------            -------             -------
-------------------------------------------------------------------------------
1 Year                      $92               $118                 $108
-------------------------------------------------------------------------------
3 Years                    $273               $350                 $318
-------------------------------------------------------------------------------
5 Years                    $469               $601                 $546
-------------------------------------------------------------------------------
10 Years                  $1,035             $1,318               $1,201
-------------------------------------------------------------------------------

      Primary Risks of Investing in the Portfolios

      One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

      A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

      Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

      The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

      Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

      The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

      High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

      You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

      Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

      o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

      o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

      o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

      o     Foreign markets may be less liquid and more volatile than U.S.
            markets.

      o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

      o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

      Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

      Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor.

Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Real Estate Investment Risk

      Although the Portfolio will not invest in real estate directly, it concentrates its assets in the real estate industry, so your investment in the Portfolio will be closely linked to the performance of the real estate markets. Property values may decrease due to increasing vacancies or declining rents resulting from unanticipated economic, legal, cultural or technological developments or because of overbuilding or lack of mortgage funds. The value of an individual property may also decline because of environmental liabilities or losses due to casualty or condemnation. Because of this concentration in the real estate industry, the value of the Portfolio's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

      The Portfolio may at times be more concentrated in particular sub-sectors of the real estate business - e.g. apartments, retail, hotels, offices, industrial, health care, etc. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

      In addition, Equity REITs may be affected by changes in the value of the underlying property they own, while Mortgage REITs may be affected by the quality of any credit they extend. Equity and Mortgage REITs are dependent upon management skills and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, and to maintain exemption from the Investment Company Act of 1940, as amended (the "1940 Act"). In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REIT could end up holding the underlying real estate.

      Additional Investment Strategies

      In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    MFS     Neuberger
                Met/AIM   Met/AIM   Harris     Janus      Lord    Research   Berman    Oppenheimer   PIMCO   RCM Global  T. Rowe
                Mid Cap  Small Cap  Oakmark  Aggressive  Abbett    Inter-     Real       Capital     Total   Technology   Price
                 Core      Growth   Inter-     Growth     Bond    national   Estate    Appreciation  Return   Portfolio   Mid-Cap
                Equity   Portfolio national  Portfolio  Debenture Portfolio  Portfolio   Portfolio  Portfolio             Growth
               Portfolio           Portfolio            Portfolio                                                        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Brady Bonds                                                                                            X

-----------------------------------------------------------------------------------------------------------------------------------
Collateralized                                            X                                 X          X
Mortgage
Obligations

-----------------------------------------------------------------------------------------------------------------------------------
Convertible        X         X                  X         X          X                      X          X                    X
Securities

-----------------------------------------------------------------------------------------------------------------------------------

Depositary         X         X         X        X         X          X                      X                    X          X
Receipts

-----------------------------------------------------------------------------------------------------------------------------------
Derivatives:
Options            X         X                  X                    X                                 X         X          X
Futures            X         X                                       X                                 X         X          X

-----------------------------------------------------------------------------------------------------------------------------------
Direct                                                                                                 X
Participation
in Corporate
Loans

-----------------------------------------------------------------------------------------------------------------------------------
Dollar Roll                            X                                                               X
Transactions

-----------------------------------------------------------------------------------------------------------------------------------
Foreign                                X        X                    X                                 X         X          X
Currency
Transactions

-----------------------------------------------------------------------------------------------------------------------------------
Foreign Debt                                    X         X          X                                 X                    X
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Foreign            X         X         X        X         X          X                      X                    X          X
Equity
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Forward                                         X         X          X          X                      X                    X
Commitments,
When-Issued
and Delayed
Delivery
Securities

-----------------------------------------------------------------------------------------------------------------------------------
High Quality       X         X                  X         X          X          X           X          X                    X
Short-Term
Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates
of Deposit
issued or
guaranteed by
Bank Holding
Companies in
the U.S.,
their
Subsidiaries
and Foreign
Branches or
of the World
Bank;
Variable
Amount Master
Demand Notes
and Variable
Rate Notes
issued by
U.S. and
Foreign
Corporations
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    MFS     Neuberger
                Met/AIM   Met/AIM   Harris     Janus      Lord    Research   Berman    Oppenheimer   PIMCO   RCM Global  T. Rowe
                Mid Cap  Small Cap  Oakmark  Aggressive  Abbett    Inter-     Real       Capital     Total   Technology   Price
                 Core      Growth   Inter-     Growth     Bond    national   Estate    Appreciation  Return   Portfolio   Mid-Cap
                Equity   Portfolio national  Portfolio  Debenture Portfolio  Portfolio   Portfolio  Portfolio             Growth
               Portfolio           Portfolio            Portfolio                                                        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
High                                            X         X                     X                      X
Yield/High
Risk Debt
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Hybrid                                          X                                                      X         X          X
Instruments

-----------------------------------------------------------------------------------------------------------------------------------
Illiquid  and                                   X                    X          X           X          X         X          X
Restricted
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Indexed                                         X                    X                                 X         X
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Interest Rate                                                                                          X
Transactions

-----------------------------------------------------------------------------------------------------------------------------------
Investment                                      X         X          X          X                      X                    X
Grade Debt
Securities

-----------------------------------------------------------------------------------------------------------------------------------
Investments                            X        X                    X                                           X          X
in Other
Investment
Companies
including
Passive
Foreign
Investment
Companies

-----------------------------------------------------------------------------------------------------------------------------------
Mortgage-backed                                           X          X                                 X
Securities,
including
GNMA
Certificates,
Mortgage-backed
Bonds

-----------------------------------------------------------------------------------------------------------------------------------
Municipal                                                                                              X
Securities

-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                    MFS     Neuberger
                Met/AIM   Met/AIM   Harris     Janus      Lord    Research   Berman    Oppenheimer   PIMCO   RCM Global  T. Rowe
                Mid Cap  Small Cap  Oakmark  Aggressive  Abbett    Inter-     Real       Capital     Total   Technology   Price
                 Core      Growth   Inter-     Growth     Bond    national   Estate    Appreciation  Return   Portfolio   Mid-Cap
                Equity   Portfolio national  Portfolio  Debenture Portfolio  Portfolio   Portfolio  Portfolio             Growth
               Portfolio           Portfolio            Portfolio                                                        Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Non-mortgage                                                                                           X
Asset-backed
Securities

-----------------------------------------------------------------------------------------------------------------------------------
PIK                                             X         X                                            X
(pay-in-kind)
Debt
Securities
and
Zero-Coupon
Bonds

-----------------------------------------------------------------------------------------------------------------------------------
Preferred          X         X                  X         X          X          X           X          X                    X
Stocks

-----------------------------------------------------------------------------------------------------------------------------------
Real Estate        X         X                  X                    X          X           X                               X
Investment
Trusts

-----------------------------------------------------------------------------------------------------------------------------------
Repurchase                             X                  X                                 X          X         X          X
Agreements

-----------------------------------------------------------------------------------------------------------------------------------
Reverse                                                   X                                            X         X
Repurchase
Agreements

-----------------------------------------------------------------------------------------------------------------------------------
Rights and                             X        X         X          X          X                                           X
Warrants

-----------------------------------------------------------------------------------------------------------------------------------
Securities         X         X         X        X         X          X                      X          X         X          X
Loans

-----------------------------------------------------------------------------------------------------------------------------------
Short Sales                                                          X                                 X         X
(Against the
Box)

-----------------------------------------------------------------------------------------------------------------------------------
Structured                                                                                             X                    X
Notes

-----------------------------------------------------------------------------------------------------------------------------------
U.S.               X         X                  X         X          X          X           X          X                    X
Government
Securities
-----------------------------------------------------------------------------------------------------------------------------------

      Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

      Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

      CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

      Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

      Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

      Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

      These instruments are subject to market risk and foreign investment risk.

      Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

      Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

      Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

      Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

      Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

      Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

      Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

      The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

      Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

      If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

      Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

      These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

      Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

      Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

      Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

      Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

      Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

      High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

      Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

      Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

      These instruments are subject to credit risk, interest rate risk and foreign investment risk.

      High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Ratings Services ("S&P") and Ba or lower by Moody's Investors Services, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

      High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

      Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

      Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

      Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

      If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

      Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

      There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

      Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

      Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

      Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

      These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

      Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

      Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

      The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

      PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

      Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

      These securities are subject to credit risk and interest rate risk.

      Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

      Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

      Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

      Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

      Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

      Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

      Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

      Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

      Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

      The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

      Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

      The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

      Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

      Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

      U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

      U.S. Government securities are subject to interest rate risk. Credit risk is remote.

      Defensive Investments

      Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

      Portfolio Turnover

      The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and RCM Global Technology Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. Janus Aggressive Growth Portfolio, MFS Research International Portfolio, PIMCO Total Return Portfolio and RCM Global Technology Portfolio generally will have annual turnover rates of 100% or more.

      Downgrades in Fixed Income Debt Securities

      Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

      Management

      The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                                   The Manager

      Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

      As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

--------------------------------------------------------------------------------------------------
Portfolio                                       Advisory Fee
--------------------------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity Portfolio           0.75% of first $150 million of such assets plus
                                                0.70% of such assets over $150 million up to
                                                $500 million plus 0.675% of such costs over
                                                $500 million

--------------------------------------------------------------------------------------------------
Met/AIM Small Cap Growth Portfolio              0.90% of first $500 million of such assets plus
                                                0.85% of such assets over $500 million

--------------------------------------------------------------------------------------------------
Harris Oakmark International Portfolio          0.85% of first $500 million of such assets plus
                                                0.80% of such assets over $500 million up to $1
                                                billion plus 0.75% of such assets over $1 billion

--------------------------------------------------------------------------------------------------
Janus Aggressive Growth Portfolio               0.75% of first $25 million of such assets plus
                                                0.70% of such assets over $25 million up to
                                                $250 million plus 0.65% of such assets over
                                                $250 million up to $1 billion plus 0.55% of
                                                such assets over $1 billion

--------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio            0.60% of first $250 million of such assets plus
                                                0.55% of such assets over $250 million up to
                                                $500 million plus 0.50% of such assets over
                                                $500 million up to $1 billion plus 0.45% of
                                                such assets over $1 billion

--------------------------------------------------------------------------------------------------
MFS Research International Portfolio            0.80% of first $200 million of such assets plus
                                                0.75% of such assets over $200 million up to
                                                $500 million plus 0.70% of such assets over
                                                $500 million up to $1 billion plus 0.65% of
                                                such assets over $1 billion
--------------------------------------------------------------------------------------------------
Neuberger Berman Real Estate Portfolio          0.70% of first $200 million of such assets plus
                                                0.65% of such assets over $200 million up to
                                                $750 million plus 0.55% of such assets over
                                                $750 million
--------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio      0.65% of first $150 million of such assets plus
                                                0.625% of such assets over $150 million up to
                                                $300 million plus 0.60% of such assets over
                                                $300 million up to $500 million plus 0.55% of
                                                such assets over $500 million
--------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                    0.50%
--------------------------------------------------------------------------------------------------
RCM Global Technology Portfolio                 0.90% of first $500 million of such assets plus
                                                0.85% of such assets over $500 million
--------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Portfolio          0.75%
--------------------------------------------------------------------------------------------------

      A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

      In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

--------------------------------------------------------------------------------
                                                    Total Expenses Limited to
Portfolios                                           (% of daily net assets)
--------------------------------------------------------------------------------
Met/AIM Mid Cap Core Equity                                    0.90%

Met/AIM Small Cap Growth                                       1.05%

Harris Oakmark International                                   1.10%

Janus Aggressive Growth                                        0.90%

MFS Research International                                     1.00%

Neuberger Berman Real Estate                                   0.90%

Oppenheimer Capital Appreciation                               0.75%

RCM Global Technology                                          1.10%

T. Rowe Price Mid-Cap Growth                                   0.90%

      Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

      The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                                  The Advisers

      Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

      The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

      The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

A I M CAPITAL MANAGEMENT, INC. ("AIM"), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the Adviser to the Met/AIM Mid Cap Core Equity and Met/AIM Small Cap Growth Portfolios of the Trust. AIM has acted as an investment adviser since its organization in 1986. Today, AIM, together with its affiliates, advises or manages over 200 investment portfolios, including the Portfolios, encompassing a broad range of investment objectives. AIM is an indirect wholly owned subsidiary of AMVESCAP PLC, London, England. Total net assets under the management of AIM and its affiliates was approximately $ 138 billion as of December 31, 2004.

      Met/AIM Mid Cap Core Equity Portfolio

      The Adviser uses a team approach to investment management. The individual member of the team who is primarily responsible for the day-to-day management of the Portfolio is:

      o Ronald S. Sloan, Senior Portfolio Manager, who has been responsible for the AIM Mid Cap Core Equity Fund since 1998 and has been associated with the Adviser and/or its affiliates since 1998. He is assisted by the Mid/Large Cap Core Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.

Met/AIM Small Cap Growth Portfolio

      The Adviser uses a team approach to investment management. The members of the team who are primarily responsible for the day-to-day management of the Portfolio are:

      o Juliet S. Ellis (lead manager), Senior Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with Aim and/or its affiliates since 2004. From 2000 to 2004, she was Managing Director and from 1993 to 2004, she was a senior portfolio manager with JPMorgan Fleming Asset Management.

      o Juan R. Hartsfield, Portfolio Manager, has been responsible for the portfolio since 2004 and has been associated with AIM and/or its affiliates since 2004. From 2000 to 2004, he was a co-portfolio manager with JPMorgan Fleming Asset Management. From 1999 to 2000, he was a management consultant with Booz Allen & Hamilton.

      o They are assisted by the Small Cap Core/Growth Team which may be comprised of portfolio managers, research analysts and other investment professionals of the advisor. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the Team may change from time to time.

HARRIS ASSOCIATES L.P. ("Harris"), Two North Lasalle Street, Suite 500, Chicago, Illinois 60602, is the Adviser to the Harris Oakmark International Portfolio of the Trust. Harris is a Delaware limited partnership organized in 1995. The general partnership interest in Harris is owned by Harris Associates Inc., which in turn is a wholly-owned subsidiary of Paris-based IXIS Management Holdings, LLC. Together with its predecessor, Harris has managed mutual funds since 1970 and manages more than $60.3 billion of assets as of December 31, 2004.

      o     David G. Herro, CFA, Partner and Chief Investment
            Officer-International, and Michael J. Welsh, CFA, CPA and Partner, manage the Portfolio. Mr. Herro joined Harris in 1992 as a portfolio manager and analyst. Mr. Welsh joined Harris in 1992 as an international analyst.

PRIOR EXPERIENCE WITH COMPARABLE FUND

      The Harris Oakmark International Portfolio and the Oakmark International Fund, which is also advised by Harris, have substantially similar investment objectives, policies and strategies. Harris began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of Harris, performance information regarding the Oakmark International Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Oakmark International Fund and the Portfolio will vary.

      The table below compares the Oakmark International Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Morgan Stanley Capital International World ex U.S. Index, an unmanaged index which includes countries throughout the world, excluding the U.S. and Canada, in proportion to world stock market capitalization. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

--------------------------------------------------------------------------------------------------
                                                    Average Annual Total Return as of 12/31/04
--------------------------------------------------------------------------------------------------
                                                   1 Year             5 Year            10 Year
--------------------------------------------------------------------------------------------------
Oakmark International Fund - Class I shares        19.09%              9.93%             11.54%
--------------------------------------------------------------------------------------------------
MSCI World ex U.S. Index                           20.39%             -0.77%              5.94%
--------------------------------------------------------------------------------------------------

JANUS CAPITAL MANAGEMENT LLC ("Janus"), 151 Detroit Street, Denver, Colorado 80206, is the Adviser to the Janus Aggressive Growth Portfolio of the Trust. Janus began serving as an investment adviser in 1969 and currently serves as investment adviser to all of the Janus funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Janus is a subsidiary of Janus Capital Group Inc. As of December 31, 2004, Janus Capital Group, Inc. managed approximately $139 billion in assets.

      o Claire Young, CFA, Vice President of the Adviser. Ms. Young has been the portfolio manager of the Janus Olympus Fund since August, 1997. Ms. Young joined Janus in January, 1992.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture Portfolio of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

      o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2004.

      o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

      o Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

      o Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.

NEUBERGER BERMAN MANAGEMENT, INC. ("Neuberger Berman"), 605 Third Avenue, 2nd Floor, New York, New York 10158, is the Adviser to the Neuberger Berman Real Estate Portfolio of the Trust. Neuberger Berman is a wholly-owned subsidiary of Lehman Brothers Holdings, Inc., a publicly owned company. The firm and its affiliates manage $82.9 billion in total assets as of December 31, 2004 and continue an asset management history that began in 1939.

      o Steven R. Brown, a Vice President of Neuberger Berman and a Managing Director of Neuberger Berman, LLC. He joined Neuberger Berman in 2002 and from 1997 to 2002, he was a portfolio co-manager of a comparable fund at an investment firm specializing in securities of REITs.

PRIOR EXPERIENCE WITH COMPARABLE FUND

      The Neuberger Berman Real Estate Portfolio and the Neuberger Berman Real Estate Fund, which is also advised by Neuberger Berman, have substantially similar investment objectives, policies, and strategies. Since the Portfolio commenced operations in April 2004, it does not have a significant operating history. In order to provide you with information regarding the investment capabilities of Neuberger Berman, performance information regarding the Neuberger Berman Real Estate Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Neuberger Berman Real Estate Fund and the Portfolio will vary.

      The table below compares the Neuberger Berman Real Estate Fund's average annual compounded total returns for the 1-year period and since inception of the Trust Class shares on 5/01/02 through 12/31/04 with the NAREIT Equity REIT Index, an unmanaged index which tracks the performance of all Equity REITs currently listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. REITs are classified as Equity if 75% or more of their gross invested book assets are invested directly or indirectly in equity of commercial properties. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

------------------------------------------------------------------------------------------
                                             Average Annual Total Return as of 12/31/04
------------------------------------------------------------------------------------------
                                              1 Year             Since Inception

------------------------------------------------------------------------------------------
Neuberger Berman Real Estate Fund -           31.68%                  25.47%
Trust Class shares
------------------------------------------------------------------------------------------
NAREIT Equity REIT Index                      31.58%                  22.37%
------------------------------------------------------------------------------------------

OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts.

      o Jane Putnam, Vice President and Manager. Ms. Putnam has been associated with Oppenheimer as a portfolio manager since July 1995.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.

PIMCO Total Return Portfolio

      o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

      o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.

RCM CAPITAL MANAGEMENT LLC ("RCM"), a subsidiary of AGI LP, Suite 2900, Four Embarcadero Center, San Francisco, California 94111 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the RCM Global Technology Portfolio of the Trust. Originally founded in 1970, RCM provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. RCM is an indirect subsidiary of Allianz AG. As of December 31, 2004, RCM had over $22.7 billion in assets under management.

      o Walter C. Price, CFA, Co-Portfolio Manager, is a Managing Director and Senior Analyst on the Global Technology Team. Mr. Price joined RCM in 1974.

      o Huachen Chen, CFA, Co-Portfolio Manager is a Senior Portfolio Manager with RCM. Mr. Chen joined RCM in 1984.

PRIOR EXPERIENCE WITH COMPARABLE FUND

      The RCM Global Technology Portfolio and the Allianz RCM Global Technology Fund, which is also advised by RCM, have substantially similar investment objectives, policies, and strategies. RCM began managing the Portfolio in January 2005. In order to provide you with information regarding the investment capabilities of RCM, performance information regarding the Allianz RCM Global Technology Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Allianz RCM Global Technology Fund and the Portfolio will vary.

      The table below compares the Allianz RCM Global Technology Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/31/95 through 12/31/04 with the NASDAQ Composite Index, an unmanaged market-value weighted index of all common stocks on the NASDAQ Stock Market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

------------------------------------------------------------------------------------------------------------------
                                                              Average Annual Total Return as of 12/31/04
                                                              ------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                          1 Year                5 Year            Since Inception
------------------------------------------------------------------------------------------------------------------
Allianz RCM Global Technology Fund - Class I shares       17.93%                -9.17%                 18.29%
------------------------------------------------------------------------------------------------------------------
NASDAQ Composite Index                                     8.60%               -11.76%                  8.41%
------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE ASSOCIATES, INC. ("T. Rowe Price"), 100 East Pratt Street, Baltimore, Maryland 21202, is the Adviser to the T. Rowe Price Mid-Cap Growth Portfolio of the Trust. T. Rowe Price was founded in 1937. As of December 31, 2004, T. Rowe Price and its affiliates managed over $235 billion in assets for individual and institutional investor accounts. T. Rowe Price is a wholly-owned subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company.

      o The investment management decisions for the Portfolio are made by an Investment Advisory Committee. Brian W. H. Berghuis acts as Chairman of the Committee. The Committee Chairman has day-to-day responsibility for managing the Portfolio and works with the Committee in developing and executing the Portfolio's investment program. Mr. Berghuis has been chairman of the T. Rowe Price Mid-Cap Growth Fund's committee since 1992. He joined T. Rowe Price in 1985 and has been managing investments since 1988.

PRIOR EXPERIENCE WITH COMPARABLE FUND

      The T. Rowe Price Mid-Cap Growth Portfolio and the T. Rowe Price Mid-Cap Growth Fund, which is also advised by T. Rowe Price, have substantially similar investment objectives, policies, and strategies. T. Rowe Price began managing the Portfolio on January 1, 2003. In order to provide you with information regarding the investment capabilities of T. Rowe Price, performance information regarding the T. Rowe Price Mid-Cap Growth Fund is presented. Management fees paid by the T. Rowe Price Mid-Cap Growth Fund are less than the fees paid by the Portfolio. If the same level of management fees charged to the Portfolio had been charged to the T. Rowe Price Mid-Cap Growth Fund, the average annual return during the periods would have been lower than the numbers set forth below. This result assumes that the current management fee paid by the T. Rowe Price Mid-Cap Growth Fund, as a percentage of average net assets, applied in all prior periods. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of T. Rowe Price Mid-Cap Growth Fund and the Portfolio will vary.

      The table below compares the T. Rowe Price Mid-Cap Growth Fund's average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04 with the Russell Midcap Growth Index and the S&P Mid Cap 400 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.
'

------------------------------------------------------------------------------------------------
                                                   Average Annual Total Return as of 12/31/04
                                                   ------------------------------------------

------------------------------------------------------------------------------------------------
                                                 1 Year           5 Year            10 Year
------------------------------------------------------------------------------------------------
T. Rowe Price Mid-Cap Growth Fund                18.39%            6.52%             15.73%
------------------------------------------------------------------------------------------------
Russell Midcap Growth Index                      15.48%           -3.36%             11.23%
------------------------------------------------------------------------------------------------
S & P Mid Cap 400 Index                          16.48%            9.54%             16.10%
------------------------------------------------------------------------------------------------





`     Distribution Plans

      Each Portfolio has adopted for its Class B and Class E shares a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the Portfolios. Under the Plan, the Trust, on behalf of the Portfolios, is permitted to pay to various service providers up to 0.50% for Class B shares and up to .0.25% for Class E shares of the average daily net assets of each Portfolio allocated, as applicable, to Class B and Class E shares as payment for services rendered in connection with the distribution of the shares of the Portfolios. Currently, payments with respect to Class B and Class E shares are limited to 0.25% and 0.15% respectively, of average net assets, which amount may be increased to the full Plan amount by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

Shareholder Information

      The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

      However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

      Disclosure of Portfolio Holdings

      Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

      A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

      Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

      All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

      Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

      Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

      Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

      Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

      The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

      The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

      The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares, Class B shares and Class E shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

      MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

      The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

      Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets, and Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

      The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

      The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

      If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

      Limitations on the Trust's Ability to Detect and Deter Market Timing

      The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

      Risks Associated With Market Timing Generally

      While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

      Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

      A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

Valuation of Shares

      Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

      Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

      Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

      Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

      Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand each Portfolio's Class A shares, Class B and Class E shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.

Met/AIM Mid Cap Core Equity Portfolio*

Class A

                                       For the Years Ended December 31,
                                       --------------------------------

                                                                          For the period from
                                                                            January 2, 2002
                                                                            (commencement of
                                                                             operations) to
                                                  2004(a)    2003(a)      December 31, 2002(a)
                                                  -------    -------      --------------------
NET ASSET VALUE, BEGINNING OF
PERIOD ........................................   $ 12.33    $  9.85            $ 10.98
                                                  -------    -------            -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income .........................      0.08       0.01               0.03

Net realized and unrealized gains
(losses) ......................................      1.72       2.58              (1.15)
                                                  -------    -------            -------

TOTAL FROM INVESTMENT OPERATIONS ..............      1.80       2.59              (1.12)
                                                  -------    -------            -------
DISTRIBUTIONS:

Dividends from net investment
income ........................................        --      (0.01)             (0.00)+++

Distributions from net realized
capital gains .................................        --      (0.10)             (0.01)
                                                  -------    -------            -------

TOTAL DISTRIBUTIONS ...........................        --      (0.11)             (0.01)
                                                  -------    -------            -------

NET ASSET VALUE, END OF PERIOD ................   $ 14.13    $ 12.33            $  9.85
                                                  -------    -------            -------

TOTAL RETURN ..................................     14.60      26.42%            (10.18)%+
                                                  -------    -------            -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions) .....................................   $  58.8    $   4.5            $   4.2

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ......................................      0.85%      0.93%              0.90%++

Net investment income .........................      0.59%      0.10%              0.26%++

PORTFOLIO TURNOVER RATE .......................      90.7%      36.2%              37.1%+

--------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the Manager:      0.83%      0.96%              1.64%++

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                                              N/A       0.92%              0.86%++

* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap Equity Portfolio.

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Mid Cap Core Equity Portfolio*

Class B

                                              For the Years Ended December 31,
                                              --------------------------------

                                                                                       For the period
                                                                                       from October 9,
                                                                                              2001
                                                                                       (commencement of
                                                                                         operations) to
                                                                                          December 31,
                                                                                          ------------
                                                   2004(a)    2003(a)     2002(a)           2001(a)
                                                   -------    -------     -------           -------
NET ASSET VALUE, BEGINNING OF PERIOD ...........   $ 12.29    $  9.83     $ 11.02           $ 10.00
                                                   -------    -------     -------           -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income loss .....................      0.02      (0.01)       0.00+++           0.00+++
Net realized and unrealized gains (losses) .....      1.74       2.57       (1.18)             1.03
                                                   -------    -------     -------           -------
TOTAL FROM INVESTMENT OPERATIONS ...............      1.76       2.56       (1.18)             1.03
                                                   -------    -------     -------           -------
DISTRIBUTIONS:
Dividends from net investment income ...........        --         --     (0.00) +++          (0.01)
Distributions from net realized capital
gains ..........................................        --      (0.10)      (0.01)               --
                                                   -------    -------     -------           -------
TOTAL DISTRIBUTIONS ............................        --      (0.10)      (0.01)            (0.01)
                                                   -------    -------     -------           -------
NET ASSET VALUE, END OF PERIOD .................   $ 14.05    $ 12.29     $  9.83           $ 11.02
                                                   -------    -------     -------           -------
TOTAL RETURN ...................................     14.32%     26.03%     (10.73)%           10.26%+
                                                   -------    -------     -------           -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ........   $ 211.0    $ 211.8     $  32.8           $   4.5
RATIOS TO AVERAGE NET ASSETS (1):
Expenses .......................................      1.08%      1.19%       1.15%             1.15%++
Net investment income/(loss) ...................      0.16%     (0.08)%        --             (0.06)%++


PORTFOLIO TURNOVER RATE ........................      90.7%      36.2%       37.1%             18.0%+
                                                                                            -------
----------
(1) Ratio of Operating Expenses to Average
 Net Assets Before Reimbursement by the Manager:      1.03%      1.15%       1.91%             7.18%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                                  N/A       1.19%       1.12%              N/A

* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap Equity Portfolio.

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

N/A   Not applicable.

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Mid Cap Core Equity Portfolio*

Class E

                                      For the Years Ended December 31,
                                      --------------------------------

                                                                        For the period from
                                                                            April 1, 2002
                                                                          (commencement of
                                                                           operations) to
                                              2004(a)      2003(a)      December 31, 2002(a)
                                              -------      -------      --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $ 12.32      $  9.84            $ 11.60
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................      0.04         0.00+++            0.01
Net realized and unrealized gains (losses)       1.74         2.58              (1.76)
TOTAL FROM INVESTMENT OPERATIONS ..........      1.78         2.58              (1.75)
DISTRIBUTIONS:
Dividends from net investment income ......      0.00+++      0.00+++            0.00+++
Distributions from net realized capital
gains .....................................        --        (0.10)             (0.01)
TOTAL DISTRIBUTIONS .......................        --        (0.10)             (0.01)
NET ASSET VALUE, END OF PERIOD ............   $ 14.10      $ 12.32            $  9.84
TOTAL RETURN ..............................     14.45%       26.35%            (15.17)%+
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ...   $  30.5      $  19.8            $   4.3
RATIOS TO AVERAGE NET ASSETS (1):

Expenses ..................................      0.98%        1.09%              1.05%++

Net investment income .....................      0.29%        0.02%              0.13%++
PORTFOLIO TURNOVER RATE ...................      90.7%        36.2%              37.1%

---------------

(1) Ratio of Operating                             94%**      1.07%**            1.75%++
Expenses to Average Net Assets
Before Reimbursement by the
Manager:

Ratio of Expenses to Average
Net Assets After Broker
Rebates:                                          N/A         1.08%              1.02%++

* Effective May 1, 2002, the Portfolio changed its name from Met/AIM Mid Cap Equity Portfolio.

** Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

Class A

                          For the Years Ended December 31,
                          --------------------------------

                                                                        For the period from
                                                                          January 2, 2002
                                                                          (commencement of
                                                                           operations) to
                                               2004(a)     2003(a)      December 31, 2002(a)
                                               -------     -------      --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $ 12.03     $  8.65             $ 11.85
                                               -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ........................     (0.09)      (0.08)              (0.06)
Net realized and unrealized gains (losses) .      0.90        3.46               (3.14)
                                               -------     -------             -------

TOTAL FROM INVESTMENT OPERATIONS ...........      0.81        3.38               (3.20)
                                               -------     -------             -------

NET ASSET VALUE, END OF PERIOD .............   $ 12.84     $ 12.03             $  8.65
                                               -------     -------             -------


TOTAL RETURN ...............................      6.73%      39.08%             (27.00)%+
                                               -------     -------             -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ....   $  92.5     $   6.2             $   6.7
RATIOS TO AVERAGE NET ASSETS(1):
Expenses ...................................      1.03%       1.04%               1.05%++
Net investment loss ........................     (0.74)      (0.78%)             (0.64)%++
PORTFOLIO TURNOVER RATE ....................      94.9%       29.8%               19.5%+

----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                                  1.02%       1.16%               2.10%++
Ratio of Expenses to Average Net
Assets After Broker Rebates: ...............       N/A         N/A                1.03%++

+     Non-annualized

++    Annualized

N/A   Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

Class B

                                   For the Years Ended December 31,
                                   --------------------------------

                                                                                For the period from
                                                                                  October 9, 2001
                                                                                  (commencement of
                                                                                   operations) to
                                              2004(a)     2003(a)     2002(a)    December 31, 2001(a)
                                              -------     -------     -------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $ 11.97     $  8.62     $ 11.89           $ 10.00
                                              -------     -------     -------           -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .......................     (0.12)      (0.11)      (0.08)            (0.02)

Net realized and unrealized gains (losses)       0.89        3.46       (3.19)             1.91
                                              -------     -------     -------           -------

TOTAL FROM INVESTMENT OPERATIONS ..........      0.77        3.35       (3.27)             1.89
                                              -------     -------     -------           -------

NET ASSET VALUE, END OF PERIOD ............   $ 12.74     $ 11.97     $  8.62           $ 11.89
                                              -------     -------     -------           -------

TOTAL RETURN ..............................      6.43%      38.86%     (27.50)%           18.90%+
                                              -------     -------     -------           -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ...   $ 309.7     $ 206.3     $  47.1           $   7.6

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ..................................      1.29%       1.30%       1.30%             1.30%++

Net investment loss .......................     (1.03)%     (1.04)%     (0.87)%           (0.92)%++

PORTFOLIO TURNOVER RATE ...................      94.9%       29.8%       19.5%              5.1%+

--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     1.23%       1.36%       2.32%             5.22%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                             N/A         N/A        1.28%              N/A

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Met/AIM Small Cap Growth Portfolio

Class E

                                         For the Years Ended December 31,
                                         --------------------------------

                                                                        For the period from
                                                                            April 1, 2002
                                                                          (commencement of
                                                                           operations) to
                                               2004(a)     2003(a)      December 31, 2002(a)
                                               -------     -------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $ 12.01     $  8.64             $ 11.54

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss ........................     (0.11)      (0.10)              (0.05)

Net realized and unrealized gains (losses) .      0.90        3.47               (2.85)

TOTAL FROM INVESTMENT OPERATIONS ...........      0.79        3.37               (2.90)

NET ASSET VALUE, END OF PERIOD .............     12.80       12.01                8.64

TOTAL RETURN ...............................      6.58%      39.00%             (25.13)%+

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ....   $  12.4     $   8.6             $   1.8

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ...................................      1.18%       1.20%               1.20%++

Net investment loss ........................     (0.93)%     (0.94)%             (0.77)%++

PORTFOLIO TURNOVER RATE ....................      94.9%       29.8%               19.5%+

---------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                      1.13%       1.25%               2.23%++
Ratio of Expenses to Average Net Assets
After Broker Rebates:                              N/A         N/A                1.18%+

+     Non-annualized

++    Annualized

N/A   Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.

Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class A

                                        For the Years Ended December 31,
                                        --------------------------------
                                                                        For the period from
                                                                          January 2, 2002
                                                                         (commencement of
                                                                           operations) to
                                               2004(a)     2003(a)       December 31, 2002(a)
                                               -------     -------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $ 11.89     $  8.89             $ 10.81
                                               -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income ......................      0.04        0.08                0.06

Net realized and unrealized gains
(losses) ...................................      2.43        3.06               (1.97)
                                               -------     -------             -------

TOTAL FROM INVESTMENT OPERATIONS ...........      2.47        3.14               (1.91)
                                               -------     -------             -------
DISTRIBUTIONS:

Dividends from net investment income .......        --       (0.11)              (0.01)

Distributions from net realized capital
gains ......................................        --       (0.03)                 --
                                               -------     -------             -------

TOTAL DISTRIBUTIONS ........................        --       (0.14)              (0.01)
                                               -------     -------             -------

NET ASSET VALUE, END OF PERIOD .............   $ 14.36     $ 11.89             $  8.89
                                               -------     -------             -------

TOTAL RETURN ...............................     20.80%      35.36%             (17.64)%+
                                               -------     -------             -------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)  ...   $ 276.4     $   8.4             $   4.8

RATIOS TO AVERAGE NET ASSETS (1):

Expenses ...................................      1.04%       1.16%               1.10%++

Net investment income ......................      0.32%       0.80%               0.68%++

PORTFOLIO TURNOVER RATE ....................      11.3%       22.1%               82.0%+

-------------------

Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                          1.04%       1.21%               2.49%++

Ratio of Expenses to Average Net
Assets  After Broker Rebates:                      N/A        1.15%               1.08%++

* Effective January 1, 2003, the Portfolio changed its name to Harris Oakmark International Portfolio and Harris Associates L.P. became the Portfolio's Adviser.

+     Non-annualized

++    Annualized

(a) Net investment income per share was calculated using average shares outstanding.

Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class B

                        For the Years Ended December 31,
                        --------------------------------

                                                                                 For the period from
                                                                                    October 9, 2001
                                                                                   (commencement of
                                                                                     operations) to
                                              2004(a)     2003(a)     2002(a)     December 31, 2001(a)
                                              -------     -------     -------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $ 11.84     $  8.87     $ 10.84           $ 10.00
                                              -------     -------     -------           -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) ..............      0.16        0.02        0.01             (0.02)
Net realized and unrealized gains
(losses) ..................................      2.27        3.08       (1.97)             0.99
                                              -------     -------     -------           -------

TOTAL FROM INVESTMENT OPERATIONS ..........      2.43        3.10       (1.96)             0.97
                                              -------     -------     -------           -------
DISTRIBUTIONS:

Dividends from net investment income ......        --       (0.10)      (0.01)            (0.01)

Distributions from net realized
capital gains .............................        --       (0.03)         --             (0.12)
                                              -------     -------     -------           -------

TOTAL DISTRIBUTIONS .......................        --       (0.13)      (0.01)            (0.13)
                                              -------     -------     -------           -------

NET ASSET VALUE, END OF PERIOD ............   $ 14.27     $ 11.84     $  8.87           $ 10.84
                                              -------     -------     -------           -------

TOTAL RETURN ..............................     20.52%      34.96%     (18.09)%            9.69%+
                                              -------     -------     -------           -------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions) .................................   $ 483.9     $ 288.0     $  17.9           $   5.8

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ..................................      1.23%       1.43%       1.35%             1.35%++

Net investment income (loss) ..............      1.27%       0.17%       0.15%            (0.07)%++

PORTFOLIO TURNOVER RATE ...................      11.3%       22.1%       82.0%             22.5%+

----------
(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     1.23%       1.33%       2.64%             5.69%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                      N/A        1.43%**     1.31%              N/A

* Effective January 1, 2003, the Portfolio changed its name to Harris Oakmark International Portfolio and Harris Associates L.P. became the Portfolio's Adviser.

** Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Harris Oakmark International Portfolio
(formerly State Street Research Concentrated International Portfolio)*

Class E

                                           For the Years Ended December 31,
                                           --------------------------------

                                                                         For the period from
                                                                            April 1, 2002
                                                                           (commencement of
                                                                            operations) to
                                                 2004(a)       2003(a)   December 31, 2002(a)
                                                 -------       -------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $ 11.85       $  8.87          $ 10.70

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ........................      0.17          0.03            (0.01)

Net realized and unrealized gains
(losses) .....................................      2.28          3.08            (1.81)

TOTAL FROM INVESTMENT OPERATIONS .............      2.45          3.11            (1.82)

DISTRIBUTIONS:

Dividends from net investment income .........        --+++      (0.10)           (0.01)

Distributions from net realized capital
gains ........................................        --         (0.03)              --

TOTAL DISTRIBUTIONS ..........................        --         (0.13)           (0.01)

NET ASSET VALUE, END OF PERIOD ...............   $ 14.30       $ 11.85          $  8.87

TOTAL RETURN .................................     20.69%        35.14%           16.99%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions)  .....   $  75.5       $  23.6          $   1.5

RATIOS TO AVERAGE NET ASSETS (1):

Expenses .....................................      1.14%         1.33%            1.25%++

Net investment income ........................      1.31%         0.24%           (0.16)%++

PORTFOLIO TURNOVER RATE ......................      11.3%         22.1%            82.0%+

------------------

Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the
Manager:                                     .      1.12%**       1.25%            2.42%++

Ratio of Expenses to Average Net
Assets  After Broker Rebates: ................       N/A           N/A             1.22%++

* Effective January 1, 2003, the Portfolio changed its name to Harris Oakmark International Portfolio and Harris Associates L.P. became the Portfolio's Adviser.

** Excludes Effect of deferred expense reimbursement by the Portfolio to the Manager.

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share

(a) Net investment income per share was calculated using average shares outstanding.

Janus Aggressive Growth Portfolio

Class A

                                        For the Years Ended December 31,
                                        --------------------------------
                                                                        For the period from
                                                                          January 2, 2002
                                                                         (commencement of
                                                                           operations) to
                                               2004(a)     2003(a)       December 31, 2002(a)
                                               -------     -------       -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $  7.03     $  5.37             $  7.44
                                               -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) ...............      0.01       (0.01)               0.01
Net realized and unrealized gains (losses) .      0.61        1.67               (2.08)
                                               -------     -------             -------
TOTAL FROM INVESTMENT OPERATIONS ...........      0.62        1.66               (2.07)
                                               -------     -------             -------
DISTRIBUTIONS:

Dividends from net investment income .......        --          --               (0.00)+++
Distributions from net realized capital gains
                                               -------     -------             -------

TOTAL DISTRIBUTIONS ........................        --          --               (0.00)+++
                                               -------     -------             -------
NET ASSET VALUE, END OF PERIOD .............   $  7.65     $  7.03             $  5.37
                                               -------     -------             -------
TOTAL RETURN ...............................      8.82%      30.91%             (27.78)%+
                                               -------     -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ....   $ 250.8     $  19.9             $   2.7
RATIOS TO AVERAGE NET ASSETS (1):


Expenses ...................................      0.90%       0.89%               0.85%++
Net investment income (loss) ...............      0.15%      (0.09)%              0.11%++
PORTFOLIO TURNOVER RATE ....................     104.7%       91.5%               92.7%+
                                                                               -------

----------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager: ...............................      0.85%       0.90%               1.43%++

Ratio of Expenses to Average Net Assets
After Broker Rebates: ......................       N/A        0.89%               0.77%++

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.

Janus Aggressive Growth Portfolio

Class B

                                               For the Years Ended December 31,
                                               --------------------------------
                                                                                     For the period from
                                                                                       February 12, 2001
                                                                                       (commencement of
                                                                                        operations) to
                                                  2004(a)     2003(a)     2002(a)     December 31, 2001(a)
                                                  -------     -------     -------     -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $  6.99     $  5.34     $  7.40             $ 10.00
                                                  -------     -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) ..................     (0.01)      (0.02)      (0.01)               0.00+++

Net realized and unrealized gains (losses) ....      0.60        1.67       (2.05)              (2.60)
                                                  -------     -------     -------             -------
TOTAL FROM INVESTMENT OPERATIONS ..............      0.59        1.65       (2.06)              (2.60)
                                                  -------     -------     -------             -------
DISTRIBUTIONS:

Dividends from net investment income ..........        --          --       (0.00)+++              --

Distributions from net realized capital gains .        --          --          --                  --

TOTAL DISTRIBUTIONS ...........................        --          --       (0.00)+++              --
                                                  -------     -------     -------             -------
NET ASSET VALUE, END OF PERIOD ................   $  7.58     $  6.99     $  5.34             $  7.40
                                                  -------     -------     -------             -------
TOTAL RETURN ..................................      8.44%      30.90%     (27.83)%            (26.00)%+
                                                  -------     -------     -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .......   $ 339.5     $ 252.6     $  46.8             $  15.2

RATIOS TO AVERAGE NET ASSETS (1):

Expenses ......................................      1.15%       1.14%       1.10%               1.10%++

Net investment loss ...........................     (0.11)%     (0.37)%     (0.18)%             (0.11)%++

PORTFOLIO TURNOVER RATE .......................     104.7%       91.5%       92.7%               98.4%+

--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                         1.08%       1.18%       1.69%               4.03%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                       N/A        1.13%       1.00%                N/A

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

Janus Aggressive Growth Portfolio

Class E

                                                                            For the period from
                                                                              April 17, 2003
                                                                             (commencement of
                                                                               operations) to
                                                             2004(a)        December 31, 2003(a)
                                                             -------        --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....................      6.99                 5.65
                                                             -------              -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) .............................        --                (0.01)

Net realized and unrealized gains (losses) ...............      0.60                 1.35
                                                             -------              -------

TOTAL FROM INVESTMENT OPERATIONS .........................      0.60                 1.34
                                                             -------              -------
DISTRIBUTIONS:

Dividends from net investment income .....................        --                   --

Distributions from net realized capital gains ............        --                   --

TOTAL DISTRIBUTIONS ......................................        --                   --

NET ASSET VALUE, END OF PERIOD ...........................   $  7.59              $  6.99
                                                             -------              -------

TOTAL RETURN .............................................      8.58%               23.72%+
                                                             -------              -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ..................   $   5.5              $   4.1

RATIOS TO AVERAGE NET ASSETS (1):

Expenses .................................................      1.05%                1.05%++

Net investment income (loss) .............................     (0.05)%               (.26)++

PORTFOLIO TURNOVER RATE ..................................     104.7%                91.5+
--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                                    0.98%*            1.04%++ *

Ratio of Expenses to Average Net Assets
After Broker Rebates:                                            N/A              1.05%++

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

(a) Net investment income per share was calculated using average shares outstanding.

* Excludes effect of deferred expense reimbursement by the portfolio to the Manager.

Lord Abbett Bond Debenture Portfolio*
Class A

                                               For the Years Ended December 31,
                                               --------------------------------

                                              2004(a)       2003(a)       2002(a)       2001(a)     2000
                                             -------       -------       -------       -------     -------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $ 12.04       $ 10.24       $ 11.22       $ 11.75     $ 12.48
                                             -------       -------       -------       -------     -------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................      0.70          0.73          0.77          0.90        1.00

Net realized and unrealized gains (losses)      0.31          1.27         (0.79)        (0.48)      (0.90)
                                             -------       -------       -------       -------     -------

TOTAL FROM INVESTMENT OPERATIONS .........      1.01          2.00         (0.02)         0.42        0.10
                                             -------       -------       -------       -------     -------

DISTRIBUTIONS:

Dividends from net investment income .....     (0.42)        (0.20)        (0.96)        (0.95)      (0.83)

Distributions from net realized capital
gains ....................................        --            --            --            --          --
                                             -------       -------       -------       -------     -------

TOTAL DISTRIBUTIONS ......................     (0.42)        (0.20)        (0.96)        (0.95)      (0.83)
                                             -------       -------       -------       -------     -------

NET ASSET VALUE, END OF PERIOD ...........   $ 12.63       $ 12.04       $ 10.24       $ 11.22     $ 11.75
                                             -------       -------       -------       -------     -------

TOTAL RETURN .............................      8.43%        19.52%        (0.39)%        3.76%       0.87%
                                             -------       -------       -------       -------     -------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ..   $ 520.3       $ 234.6       $ 202.1       $ 154.2     $ 155.2

RATIOS TO AVERAGE NET ASSETS(1):
Expenses .................................      0.63%         0.70%         0.70%         0.72%       0.85%

Net investment income ....................      5.65%         6.52%         7.43%         7.76%       7.78%

PORTFOLIO TURNOVER RATE ..................      39.8%         36.9%         45.8%         66.2%       64.9%

--------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement By
Manager:                                         N/A          0.67%+        0.77%         0.75%       0.86%

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Bond Debenture Portfolio
Class B

                                            For the Years Ended December 31,
                                            --------------------------------
                                                                                     For the period from
                                                                                         March 22, 2001
                                                                                       (commencement of
                                                                                        operations) to
                                             2004(a)     2003(a)        2002(a)      December 31, 2001(a)
                                             -------     -------        -------      --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $ 11.97     $ 10.21        $ 11.20             $ 12.03
                                             -------     -------        -------             -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ....................      0.69        0.69           0.72                0.64

Net realized and unrealized gains
(losses) .................................      0.29        1.46          (0.76)              (0.52)
                                             -------     -------        -------             -------

TOTAL FROM INVESTMENT OPERATIONS .........      0.98        2.15          (0.04)               0.12
                                             -------     -------        -------             -------

DISTRIBUTIONS:

Dividends from net investment income .....     (0.41)      (0.20)         (0.95)              (0.95)

Distributions from net realized
capital gains ............................        --       (0.19)            --                  --
                                             -------     -------        -------             -------

TOTAL DISTRIBUTIONS ......................     (0.41)      (0.39)         (0.95)              (0.95)
                                             -------     -------        -------             -------

NET ASSET VALUE, END OF PERIOD ...........   $ 12.54     $ 11.97        $ 10.21             $ 11.20
                                             -------     -------        -------             -------

TOTAL RETURN .............................      8.17%      19.15%         (0.57)%              1.17%+
                                             -------     -------        -------             -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ..   $ 776.0     $ 758.2        $ 197.4             $  31.8
RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................      0.88%       0.96%          0.95%               0.95%++

Net investment income ....................      5.61%       6.11%          7.12%               7.38%++

PORTFOLIO TURNOVER RATE ..................      39.8%       36.9%          45.8%               66.2%+

-------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     N/A        0.91%+++       1.05%               0.98%++

+     Non-annualized

++    Annualized

+++ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Bond Debenture Portfolio*
Class E

                                                                        For the period from
                                                                           April 1, 2002
                                                                          (commencement of
                                                                           operations) to
                                              2004(a)     2003(a)        December 31, 2002(a)
                                              -------     -------        --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $ 12.00     $ 10.22             $ 11.27

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .....................      0.70        0.70                0.53

Net realized and unrealized gains (losses)       0.29        1.28               (0.62)

TOTAL FROM INVESTMENT OPERATIONS ..........      0.99        1.98               (0.09)

DISTRIBUTIONS:

Dividends from net investment income ......     (0.42)      (0.20)              (0.96)

Distributions from net realized capital
gains .....................................        --          --                  --

TOTAL DISTRIBUTIONS .......................     (0.42)      (0.20)              (0.96)

NET ASSET VALUE, END OF PERIOD ............   $ 12.57     $ 12.00             $ 10.22

TOTAL RETURN ..............................      8.24%      19.35%              (1.03)%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ...   $  35.2     $  22.8             $   2.5

RATIOS TO AVERAGE NET ASSETS(1):
Expenses ..................................      0.78%       0.86%               0.85%++

Net investment income .....................      5.67%       6.10%               7.12%++

PORTFOLIO TURNOVER RATE ...................      39.8%       36.9%               45.8%+

-------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement By
Manager:                                          N/A        0.81%+++            0.98%++

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

++    Annualized.

+++ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

MFS Research International Portfolio
Class A

                                              For the Years Ended December 31,
                                              --------------------------------
                                                                                 For the period from
                                                                                     May 1, 2001
                                                                                  (commencement of
                                                                                    operations) to
                                             2004(a)     2003(a)     2002(a)     December 31, 2001(a)
                                             -------     -------     -------     --------------------
NET ASSET VALUE, BEGINNING OF
PERIOD ...................................   $  9.81     $  7.49     $  8.48           $  9.55
                                             -------     -------     -------           -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) .............      0.08        0.06        0.06             (0.01)

Net realized and unrealized gains
(losses) .................................      1.85        2.34       (1.04)            (1.04)
                                             -------     -------     -------           -------

TOTAL FROM INVESTMENT OPERATIONS .........      1.93        2.40       (0.98)            (1.05)
                                             -------     -------     -------           -------

DISTRIBUTIONS:

Dividends from net investment
income ...................................        --       (0.08)      (0.01)            (0.02)

Distributions from net realized
capital gains ............................     (0.02)         --          --                --
                                             -------     -------     -------           -------

TOTAL DISTRIBUTIONS ......................     (0.02)      (0.08)      (0.01)            (0.02)
                                             -------     -------     -------           -------

NET ASSET VALUE, END OF PERIOD ...........   $ 11.72     $  9.81     $  7.49           $  8.48
                                             -------     -------     -------           -------

TOTAL RETURN .............................     19.72%      32.20%     (11.52)%          (11.04)%+
                                             -------     -------     -------           -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions) ................................   $ 304.0     $  67.3     $   9.4           $   3.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................      1.06%       1.09%       1.00%             1.00%++

Net investment income (loss) .............      0.75%       0.68%       0.73%            (0.01)%++

PORTFOLIO TURNOVER RATE ..................      98.5%       99.0%      114.1%            133.6%+

-----------------

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:                                    0.94%       1.11%       1.86%             5.08%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                     N/A        1.09%       1.00%              N/A

+     Non-annualized

++    Annualized

N/A   Not Applicable.

(a) Net investment income per share was calculated using average shares outstanding.

MFS Research International Portfolio
Class B

                                           For the Years Ended December 31,
                                           --------------------------------
                                                                               For the period from
                                                                                 February 12, 2001
                                                                                 (commencement of
                                                                                  operations) to
                                             2004(a)     2003(a)     2002(a)    December 31, 2001(a)
                                             -------     -------     -------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $  9.79     $  7.47     $  8.48           $ 10.00
                                             -------     -------     -------           -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income ....................      0.05        0.05        0.03              0.01

Net realized and unrealized gains
(losses) .................................      1.86        2.33       (1.03)            (1.52)
                                             -------     -------     -------           -------

TOTAL FROM INVESTMENT OPERATIONS .........      1.91        2.38       (1.00)            (1.51)
                                             -------     -------     -------           -------

DISTRIBUTIONS:

Dividends from net investment income .....        --       (0.06)      (0.01)            (0.01)

Distributions from net realized
capital gains ............................     (0.02)         --          --                --
                                             -------     -------     -------           -------

TOTAL DISTRIBUTIONS ......................     (0.02)      (0.06)      (0.01)            (0.01)
                                             -------     -------     -------           -------

NET ASSET VALUE, END OF PERIOD ...........   $ 11.68     $  9.79     $  7.47           $  8.48
                                             -------     -------     -------           -------

TOTAL RETURN .............................     19.56%      32.04%     (11.80)%          (15.14)%+
                                             -------     -------     -------           -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions) ................................   $ 396.0     $ 186.0     $  67.1           $  14.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses .................................      1.32%       1.33%       1.25%             1.25%++

Net investment income ....................      0.47%       0.56%       0.34%             0.13%++

PORTFOLIO TURNOVER RATE ..................      98.5%       99.0%      114.1%            133.6%+

(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:                                    1.18%       1.39%       2.07%             5.33%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                     N/A        1.33%       1.25%              N/A

+     Non-annualized

++    Annualized

N/A   Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.

MFS Research International Portfolio
Class E

                                             For the Years Ended December 31,
                                                                                  For the period from
                                                                                    October 31, 2001
                                                                                    (commencement of
                                                                                     operations) to
                                             2004(a)         2003(a)     2002(a)   December 31, 2001(a)
                                             -------         -------     -------   --------------------
NET ASSET VALUE, BEGINNING OF
PERIOD ....................................   $  9.80        $  7.48     $  8.48         $  8.15

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) ..............      0.07           0.05        0.03           (0.01)

Net realized and unrealized gains
(losses) ..................................      1.85           2.34       (1.02)           0.35

TOTAL FROM INVESTMENT OPERATIONS ..........      1.92           2.39       (0.99)           0.34

DISTRIBUTIONS:

Dividends from net investment
income ....................................        --          (0.07)      (0.01)          (0.01)

Distributions from net realized
capital gains .............................     (0.02)            --          --              --

TOTAL DISTRIBUTIONS .......................     (0.02)         (0.07)      (0.01)          (0.01)

NET ASSET VALUE, END OF PERIOD ............   $ 11.70        $  9.80     $  7.48         $  8.48

TOTAL RETURN ..............................     19.64%         32.09%     (11.65)%          4.22%+

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In
millions) .................................   $  11.3        $   6.8     $   1.8         $    --

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ..................................      1.22%          1.23%       1.15%           1.15%++

Net investment income (loss) ..............      0.72%          0.59%       0.34%          (1.02)%++

PORTFOLIO TURNOVER RATE ...................      98.5%          99.0%      114.1%          133.6%+

--------------

(1) Ratio of Operating Expenses to
 Average Net Assets Before Reimbursement by
the Manager:                                     1.09%+++       1.28%       1.82%           5.23%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                      N/A           1.23%       1.15%          N/A++

+     Non-annualized

++    Annualized

+++ Excludes effects of deferred expense reimbursement by the Portfolio to the Manager.

N/A   Not Applicable.

(a) Net investment income per share was calculated using average shares outstanding.

Neuberger Berman Real Estate Portfolio
Class A

                                                    For the period from
                                                      April 30, 2004
                                                     (commencement of
                                                      operations) to
                                                    December 31, 2004(a)
                                                    --------------------

NET ASSET VALUE, BEGINNING OF PERIOD ........             $ 10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income .......................                0.55

Net realized and unrealized gains ...........                2.42
                                                          -------

TOTAL FROM INVESTMENT OPERATIONS ............                2.97

DISTRIBUTIONS:

Dividends from net investment income ........               (0.22)

Distributions from net realized capital gains               (0.28)

TOTAL DISTRIBUTIONS .........................               (0.50)
                                                          -------

NET ASSET VALUE, END OF PERIOD ..............             $ 12.47

TOTAL RETURN ................................               29.73%
                                                          -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) .....             $  77.1

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ....................................                0.84%+

Net investment income .......................                6.76%+

PORTFOLIO TURNOVER RATE .....................                52.3%++

----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:
                                                             0.84%+

+     Annualized

++    .Non-annualized

(a) Net investment income per share was calculated using average shares outstanding.

Neuberger Berman Real Estate Portfolio
Class B

                                                    For the period from
                                                      April 30, 2004
                                                     (commencement of
                                                      operations) to
                                                    December 31, 2004(a)
                                                    --------------------

NET ASSET VALUE, BEGINNING OF PERIOD ........             $ 10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income .......................                0.26

Net realized and unrealized gains ...........                2.69
                                                          -------

TOTAL FROM INVESTMENT OPERATIONS ............                2.95
                                                          -------

DISTRIBUTIONS:

Dividends from net investment income ........               (0.20)
                                                          -------

Distributions from net realized capital
gains .......................................               (0.28)
                                                          -------

TOTAL DISTRIBUTIONS .........................               (0.48)
                                                          -------

NET ASSET VALUE, END OF PERIOD ..............             $ 12.47

TOTAL RETURN ................................               29.55%
                                                          -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) .....             $ 167.2

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ....................................                0.98%++

Net investment income .......................                3.45%++

PORTFOLIO TURNOVER RATE .....................                52.3%+

----------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                                 0.98%++

+     Non-annualized

++    Annualized

(a) Net investment income per share was calculated using average shares outstanding.

Neuberger Berman Real Estate Portfolio
Class E

                                                    For the period from
                                                      April 30, 2004
                                                     (commencement of
                                                      operations) to
                                                    December 31, 2004(a)
                                                    --------------------

NET ASSET VALUE, BEGINNING OF PERIOD ........             $ 10.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income .......................                0.33

Net realized and unrealized gains ...........                2.64

TOTAL FROM INVESTMENT OPERATIONS ............                2.97

DISTRIBUTIONS:

Dividends from net investment income ........               (0.22)

Distributions from net realized capital gains               (0.28)

TOTAL DISTRIBUTIONS .........................               (0.50)

NET ASSET VALUE, END OF PERIOD ..............               12.47

TOTAL RETURN ................................               29.69%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) .....             $  20.9

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ....................................                0.91%+

Net investment income .......................                4.19%+

PORTFOLIO TURNOVER RATE .....................                52.3%

----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                                 0.91%+

+     Annualized

++    Non-annualized

(a) Net investment income per share was calculated using average shares outstanding.

Oppenheimer Capital Appreciation Portfolio

Class A

                                       For the Years Ended December 31,
                                       --------------------------------

                                                                       For the period from
                                                                          January 2, 2002
                                                                          (commencement of
                                                                           operations) to
                                               2004(a)     2003(a)      December 31, 2002(a)
                                               -------     -------      -----------------
NET ASSET VALUE, BEGINNING OF
PERIOD .....................................   $  8.33     $  6.47             $  8.57
                                               -------     -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income ......................      0.07        0.01                0.01

Net realized and unrealized gains
(losses) ...................................      0.47        1.85               (2.11)
                                               -------     -------             -------
TOTAL FROM INVESTMENT OPERATIONS ...........      0.54        1.86               (2.10)
                                               -------     -------             -------
DISTRIBUTIONS:

Dividends from net investment
income .....................................     (0.06)         --               (0.00)+++

Distributions from net realized
capital gains ..............................     (0.45)         --                  --
                                               -------     -------             -------
TOTAL DISTRIBUTIONS ........................     (0.51)         --               (0.00)+++
                                               -------     -------             -------
NET ASSET VALUE, END OF PERIOD .............   $  8.36     $  8.33             $  6.47
                                               -------     -------             -------
TOTAL RETURN ...............................      6.70%      28.75%             (24.47)%+
                                               -------     -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions) ..................................   $ 298.0     $   0.2             $   0.7

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ...................................      0.68%       0.72%               0.75%++

Net investment income ......................      0.90%       0.07%               0.17%++

PORTFOLIO TURNOVER RATE ....................      65.3%       36.6%               20.6%+

-----------------

(1) Ratio of Operating Expenses to
Average Net Assets Before
Reimbursement by the Manager:                     0.69%       0.75%               0.99%++

Ratio of Expenses to Average Net
Assets After Broker Rebates:                       N/A        0.72%                N/A

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

N/A Not Applicable (a) Net investments income per share was calculated using average shares outstanding.

Oppenheimer Capital Appreciation Portfolio

Class B

                                             For the Years Ended December 31,
                                             --------------------------------
                                                                                      For the period from
                                                                                        February 12, 2001
                                                                                        (commencement of
                                                                                         operations) to
                                                2004(a)     2003(a)      2002(a)      December 31, 2001(a)
                                                -------     -------      -------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  8.29     $  6.45      $  8.57             $ 10.00
                                                -------     -------      -------             -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income .......................      0.06          --         0.00+++             0.00+++

Net realized and unrealized gains (losses) ..      0.46        1.84        (2.12)              (1.43)
                                                -------     -------      -------             -------

TOTAL FROM INVESTMENT OPERATIONS ............      0.52        1.84        (2.12)              (1.43)
                                                -------     -------      -------             -------
DISTRIBUTIONS:

Dividends from net investment income ........     (0.05)         --        (0.00)+++           (0.00)+++

Distributions from net realized capital gains     (0.45)         --           --                  --
                                                -------     -------      -------             -------

TOTAL DISTRIBUTIONS .........................     (0.50)         --        (0.00)+++           (0.00)+++
                                                -------     -------      -------             -------

NET ASSET VALUE, END OF PERIOD ..............   $  8.31     $  8.29      $  6.45             $  8.57
                                                -------     -------      -------             -------

TOTAL RETURN ................................      6.40%      28.53%      (24.73)%            (14.27)%+
                                                -------     -------      -------             -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .....   $ 634.6     $ 551.0      $ 122.4             $  26.9

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ....................................      0.95%       0.99%        1.00%               1.00%++

Net investment income (loss) ................      0.67%      (0.03)%      (0.02)%              0.04%++

PORTFOLIO TURNOVER RATE .....................      65.3%       36.6%        20.6%               29.7%+

----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                       0.91%       0.98%*       1.22%               3.21%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                     N/A        0.99%         N/A                 N/A

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A   Not Applicable

(a) Net investments income per share was calculated using average shares outstanding.

PIMCO Total Return Portfolio

Class A

                                            For the Years Ended December 31,
                                            --------------------------------

                                                                                   For the period from
                                                                                      May 1, 2001
                                                                                    (commencement of
                                                                                     operations) to
                                             2004(a)     2003(a)      2002(a)      December 31, 2001(a)
                                             -------     -------      -------      -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .....   $ 11.61     $ 11.34      $ 10.35            $ 10.03
                                             -------     -------      -------            -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income ....................      0.20        0.28         0.33               0.27

Net realized and unrealized gains ........      0.40        0.23         0.66               0.40
                                             -------     -------      -------            -------

TOTAL FROM INVESTMENT OPERATIONS .........      0.60        0.51         0.99               0.67
                                             -------     -------      -------            -------
DISTRIBUTIONS:

Dividends from net investment income .....     (0.81)      (0.13)          --              (0.20)

Distributions from net realized
capital gains ............................        --       (0.11)          --              (0.15)

TOTAL DISTRIBUTIONS ......................     (0.81)      (0.24)          --              (0.35)
                                             -------     -------      -------            -------

NET ASSET VALUE, END OF PERIOD ...........   $ 11.40     $ 11.61      $ 11.34            $ 10.35
                                             -------     -------      -------            -------

TOTAL RETURN .............................      5.25%       4.53%        9.57%              6.68%+
                                             -------     -------      -------            -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions) ................................   $ 578.0     $ 194.5      $ 155.0            $  59.1

RATIOS TO AVERAGE NET ASSETS (1):

Expenses .................................      0.57%       0.59%        0.65%              0.65%++

Net investment income ....................      1.69%       2.43%        3.06%              3.76%++

PORTFOLIO TURNOVER RATE ..................     416.0%      547.1%       474.4%             346.0%+

---------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     N/A        0.57%*       0.64%*             1.15%++

+     Non-annualized

++    Annualized

* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

PIMCO Total Return Portfolio

Class B

                                             For the Years Ended December 31,
                                             --------------------------------
                                                                               For the period from
                                                                                 February 12, 2001
                                                                                  (commencement of
                                                                                  operations) to
                                              2004(a)     2003(a)     2002(a)   December 31, 2001(a)
                                              -------     -------     -------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $ 11.54     $ 11.29     $ 10.33          $ 10.00
                                              -------     -------     -------          -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income .....................      0.19        0.24        0.31             0.32

Net realized and unrealized gains .........      0.38        0.25        0.65             0.34
                                              -------     -------     -------          -------

TOTAL FROM INVESTMENT OPERATIONS ..........      0.57        0.49        0.96             0.66
                                              -------     -------     -------          -------
DISTRIBUTIONS:

Distributions in excess of net
investment income .........................     (0.79)      (0.13)         --            (0.18)

Distributions from net realized
capital gains .............................        --       (0.11)         --            (0.15)
                                              -------     -------     -------          -------

TOTAL DISTRIBUTIONS .......................     (0.79)      (0.24)         --            (0.33)
                                              -------     -------     -------          -------

NET ASSET VALUE, END OF PERIOD ............   $ 11.32     $ 11.54     $ 11.29          $ 10.33
                                              -------     -------     -------          -------

TOTAL RETURN ..............................      4.98%       4.53%       9.29%            6.68%+
                                              -------     -------     -------          -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions) .................................   $1,028.5    $ 893.8     $ 427.7          $  46.2

RATIOS TO AVERAGE NET ASSETS (1):

Expenses ..................................      0.81%       0.83%       0.90%            0.90%++

Net investment income .....................      1.66%       2.07%       2.85%            3.48%++

PORTFOLIO TURNOVER RATE ...................     416.0%      547.1%      474.4%           346.0%+

----------------



(1) Ratio of Operating Expenses to
Average Net Assets Before Reimbursement by
the Manager:                                      N/A        0.82%*      0.90%*           1.40%++

+     Non-annualized

++    Annualized

* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

PIMCO Total Return Portfolio

Class E

                                             For the Years Ended December 31,
                                             --------------------------------

                                                                                 For the period from
                                                                                   October 31, 2001
                                                                                   (commencement of
                                                                                    operations) to
                                              2004(a)     2003(a)     2002(a)     December 31, 2001(a)
                                              -------     -------     -------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $ 11.56     $ 11.30     $ 10.33            $ 10.65

INCOME FROM INVESTMENT OPERATIONS:

Net investment income .....................      0.21        0.23        0.33               0.07

Net realized and unrealized gains .........      0.37        0.27        0.64              (0.26)

TOTAL FROM INVESTMENT OPERATIONS ..........      0.58        0.50        0.97              (0.19)

DISTRIBUTIONS:

Dividends from net investment income ......     (0.80)      (0.13)        --               (0.09)

Distributions from net realized
capital gains .............................        --       (0.11)        --               (0.04)

TOTAL DISTRIBUTIONS .......................     (0.80)      (0.24)        --               (0.13)

NET ASSET VALUE, END OF PERIOD ............   $ 11.34     $ 11.56     $ 11.30            $ 10.33

TOTAL RETURN ..............................   $  5.06        4.44%       9.39%             (1.81)%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In
millions) .................................   $ 146.6     $119.03     $  29.2            $   0.1

RATIOS TO AVERAGE NET ASSETS (1):

Expenses ..................................      0.71%       0.73%       0.80%              0.80%++

Net investment income .....................      1.76%       2.02%       3.00%              3.71%++

PORTFOLIO TURNOVER RATE ...................     416.0%      547.1%      474.4%             346.0%+

---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager: ..............................       N/A        0.71%+++    0.80%+++           1.30%++

+     Non-annualized

++    Annualized

+++ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class A

                                           For the Years Ended December 31,
                                           --------------------------------

                                                                                   For the period from
                                                                                        May 1, 2001
                                                                                      (commencement of
                                                                                       operations) to
                                                2004(a)     2003(a)     2002(a)     December 31, 2001(a)
                                                -------     -------     -------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  4.83     $  3.06     $  6.18            $  8.06
                                                -------     -------     -------            -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .........................     (0.02)      (0.04)      (0.04)             (0.04)

Net realized and unrealized gains (losses) ..     (0.19)       1.81       (3.08)             (1.84)
                                                -------     -------     -------            -------

TOTAL FROM INVESTMENT OPERATIONS ............     (0.21)       1.77       (3.12)             (1.88)
                                                -------     -------     -------            -------

NET ASSET VALUE, END OF PERIOD ..............   $  4.62     $  4.83     $  3.06            $  6.18
                                                -------     -------     -------            -------

TOTAL RETURN ................................     (4.28%)     57.84%     (50.49)%           (23.33)%+
                                                -------     -------     -------            -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .....   $  81.8     $  47.2     $  13.0            $  16.1

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ....................................      0.96%       1.10%       1.10%              1.10%++

Net investment loss .........................     (0.45)%     (0.89)%     (0.90)%            (0.90)%++

PORTFOLIO TURNOVER RATE .....................     173.0%      313.0%      227.2%             346.9%+

-----------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                        N/A        1.26%       1.73%              3.97%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                     N/A        1.04%       1.04%               N/A

* Effective May 1, 2004, the Portfolio changed its name from PIMCO Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005, the Portfolio changed its name to RCM Global Technology Portfolio.

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment loss per share was calculated using average shares outstanding.

RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class B

                                        For the Years Ended December 31,
                                        --------------------------------

                                                                                   For the period from
                                                                                     February 12, 2001
                                                                                     (commencement of
                                                                                      operations) to
                                                2004(a)     2003(a)     2002(a)     December 31, 2001(a)
                                                -------     -------     -------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  4.79     $  3.04     $  6.16            $ 10.00
                                                -------     -------     -------            -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .........................     (0.02)      (0.05)      (0.04)             (0.06)

Net realized and unrealized gains (losses) ..     (0.19)       1.80       (3.08)             (3.78)
                                                -------     -------     -------            -------

TOTAL FROM INVESTMENT OPERATIONS ............     (0.21)       1.75       (3.12)             (3.84)
                                                -------     -------     -------            -------

NET ASSET VALUE, END OF PERIOD ..............   $  4.78     $  4.79     $  3.04            $  6.16
                                                -------     -------     -------            -------

TOTAL RETURN ................................     (4.31)%     57.57%     (50.65)%           (38.40)%+
                                                -------     -------     -------            -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .....   $ 100.2     $  64.8     $  15.2            $   9.6

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ....................................      1.21        1.35%       1.35%              1.35%++

Net investment loss .........................     (0.57)%     (1.14)%     (1.13)%            (1.01)%++

PORTFOLIO TURNOVER RATE .....................     173.0%      313.0%      227.2%             346.9%+

---------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement to
the Manager:                                        N/A        1.52%       1.96%              4.21%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                     N/A        1.29%       1.27%               N/A

* Effective May 1, 2004, the Portfolio changed its name from PIMCO Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005, the Portfolio changed its name to RCM Global Technology Portfolio.

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment loss per share was calculated using average shares outstanding.

RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class E

                                         For the Years Ended December 31,
                                         --------------------------------

                                                                                  For the period from
                                                                                    October 31, 2001
                                                                                    (commencement of
                                                                                     operations) to
                                                2004(a)     2003(a)     2002(a)    December 31, 2001(a)
                                                -------     -------     -------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  4.80     $  3.05     $  6.17           $  5.24

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .........................     (0.02)      (0.05)      (0.03)            (0.01)

Net realized and unrealized gains (losses) ..     (0.19)       1.80       (3.09)             0.94

TOTAL FROM INVESTMENT OPERATIONS ............     (0.21)       1.75       (3.12)             0.93

NET ASSET VALUE, END OF PERIOD ..............   $  4.59     $  4.80     $  3.05           $  6.17

TOTAL RETURN ................................     (4.30)%     57.88%     (50.57)%           17.75%+

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .....   $  20.3     $  15.5     $   1.2           $   0.1

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ....................................      1.10%       1.25%       1.25%             1.25%++

Net investment loss .........................     (0.55)%     (1.07)%     (0.97)%           (1.18)%++

PORTFOLIO TURNOVER RATE .....................     173.0%      313.0%      227.2%            346.9%+

------------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                        N/A        1.37%       1.83              4.11%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                     N/A        1.22%       1.12%              N/A

* Effective May 1, 2004, the Portfolio changed its name from PIMCO Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005, the Portfolio changed its name to RCM Global Technology Portfolio.

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment loss per share was calculated using average shares outstanding.

T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class A

                                     For the Years Ended December 31,
                                     --------------------------------
                                                                                    For the period from
                                                                                         May 1, 2001
                                                                                      (commencement of
                                                                                       operations) to
                                                2004(a)     2003(a)      2002(a)     December 31, 2001(a)
                                                -------     -------      -------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ........   $  6.39     $  4.66      $  8.37            $  9.76
                                                -------     -------      -------            -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .........................     (0.03)      (0.02)       (0.02)             (0.02)

Net realized and unrealized gains (losses) ..      1.19        1.75        (3.66)             (1.37)
                                                -------     -------      -------            -------

TOTAL FROM INVESTMENT OPERATIONS ............      1.16        1.73        (3.68)             (1.39)
                                                -------     -------      -------            -------

DISTRIBUTIONS:

Dividends from net investment income ........        --          --           --                 --

Distributions from net capital realized gains        --          --        (0.03)                --
                                                -------     -------      -------            -------

TOTAL DISTRIBUTIONS .........................        --          --        (0.03)                --
                                                -------     -------      -------            -------

NET ASSET VALUE, END OF PERIOD ..............   $  7.55     $  6.39      $  4.66            $  8.37
                                                -------     -------      -------            -------

TOTAL RETURN ................................     18.15%      37.12%      (44.00)%           (14.24)%+
                                                -------     -------      -------            -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) .....   $ 145.7     $  34.8      $  16.0            $  13.5

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ....................................      0.83%       0.91%        0.80%              0.80%++

Net investment loss .........................     (0.41)%     (0.37)%      (0.34)%            (0.35)%++

PORTFOLIO TURNOVER RATE .....................      51.7%       56.5%       157.2%              86.3%+

-----------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                       0.90%       0.92%%       1.10%              2.35%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                     N/A        0.83%%       0.73%               N/A

* Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*

Class B

                                           For the Years Ended December 31,
                                           --------------------------------
                                                                                     For the period from
                                                                                      February 12, 2001
                                                                                       (commencement of
                                                                                        operations) to
                                               2004(a)     2003(a)        2002(a)     December 31, 2001(a)
                                               -------     -------        -------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD .......   $  6.34     $  4.64        $  8.34            $ 10.00
                                               -------     -------        -------            -------

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss ........................     (0.05)      (0.04)         (0.03)             (0.04)

Net realized and unrealized gains (losses) .      1.18        1.74          (3.64)             (1.62)
                                               -------     -------        -------            -------

TOTAL FROM INVESTMENT OPERATIONS ...........      1.13        1.70          (3.67)             (1.66)
                                               -------     -------        -------            -------

DISTRIBUTIONS:

Dividends from net investment income .......        --          --             --                 --

Distributions from net realized capital
gains ......................................        --          --          (0.03)                --
                                               -------     -------        -------            -------

TOTAL DISTRIBUTIONS ........................        --          --          (0.03)                --
                                               -------     -------        -------            -------

NET ASSET VALUE, END OF PERIOD .............   $  7.47     $  6.34        $  4.64            $  8.34
                                               -------     -------        -------            -------

TOTAL RETURN ...............................     17.82%      36.64%        (44.04)%           (16.60)%+
                                               -------     -------        -------            -------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ....   $ 345.0     $ 307.7        $  62.6            $  23.4

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ...................................      1.16%       1.18%          1.05%              1.05%++

Net investment loss ........................     (0.69)%     (0.64)%        (0.54)%            (0.53)%++

PORTFOLIO TURNOVER RATE ....................      51.7%       56.5%         157.2%              86.3%+

---------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                      1.07%       1.16%+++       1.41%              2.60%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                              N/A        1.12%          0.96%               N/A

* Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+     Non-annualized

++    Annualized

+++ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

T. Rowe Price Mid-Cap Growth Portfolio
(formerly MFS Mid Cap Growth Portfolio)*
Class E

                                     For the Years Ended December 31,
                                     --------------------------------

                                                                                 For the period from
                                                                                   October 31, 2001
                                                                                   (commencement of
                                                                                    operations) to
                                              2004(a)     2003(a)     2002(a)     December 31, 2001(a)
                                              -------     -------     -------     --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ......   $  6.36     $  4.65     $  8.36            $  7.42

INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .......................     (0.04)      (0.03)      (0.02)             (0.01)

Net realized and unrealized gains (losses)       1.18        1.74       (3.66)              0.95

TOTAL FROM INVESTMENT OPERATIONS ..........      1.14        1.71       (3.68)              0.94

DISTRIBUTIONS:

Dividends from net investment income ......        --          --          --                 --

Distributions from net capital realized gains      --          --       (0.03)                --

TOTAL DISTRIBUTIONS .......................        --          --       (0.03)                --

NET ASSET VALUE, END OF PERIOD ............   $  7.50     $  6.36     $  4.65            $  8.36

TOTAL RETURN ..............................     17.92%      36.71%     (44.05)%            12.67%+

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (In millions) ...   $  21.5     $  10.8     $   2.1            $    --

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ..................................      0.97%       1.08%       0.95%              0.95%++

Net investment loss .......................     (0.57)      (0.54)%     (0.38)%            (0.70)%++

PORTFOLIO TURNOVER RATE ...................      51.7        56.5%      157.2%              86.3%+

--------------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     1.05%+++    1.06%+++    1.34%              2.49%++

Ratio of Expenses to Average Net Assets After
Broker Rebates:                                   N/A        1.01%       0.84%               N/A

* Effective January 1, 2003, the Portfolio changed its name to T. Rowe Price Mid-Cap Growth Portfolio and T. Rowe Price Associates, Inc. became the Portfolio's Adviser.

+     Non-annualized

++    Annualized

+++ Excludes effect of deferred expense reimbursement by the portfolio to the manager.

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

      Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

      Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854

Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person   Review and copy documents in the SEC's Public Reference Room in
               Washington, D.C. (for information call 202-942-8090).

o  On line     Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.


o  By mail     Request documents, upon payment of a duplicating fee, by writing to SEC, Public Reference Section, Washington, D.C. 20549 or by e-mailing the SEC at publicinfo@sec.gov.



                              SEC FILE # 811-10183

                                 [FRONT COVER]

                           Met Investors Series Trust

                      Lord Abbett Bond Debenture Portfolio
                    Lord Abbett Growth and Income Portfolio
                      MFS Research International Portfolio
                   Oppenheimer Capital Appreciation Portfolio
                          PIMCO Total Return Portfolio
                        RCM Global Technology Portfolio
                   (formerly PIMCO PEA Innovation Portfolio)

                                 Class A Shares

                                   Prospectus

                                  May 1, 2005

 Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange
    Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                      PAGE
INTRODUCTION .......................................................................    3
     Understanding the Trust .......................................................    3
     Understanding the Portfolios ..................................................    3
THE PORTFOLIOS .....................................................................    6
     Investment Summary ............................................................    6
           Lord Abbett Bond Debenture Portfolio ....................................    8
           Lord Abbett Growth and Income Portfolio .................................   14
           MFS Research International Portfolio ....................................   18
           Oppenheimer Capital Appreciation Portfolio ..............................   23
           PIMCO Total Return Portfolio ............................................   27
           RCM Global Technology Portfolio (formerly PIMCO PEA Innovation Portfolio)   32
     Primary Risks of Investing in the Portfolios ..................................   37
     Additional Investment Strategies ..............................................   40
     Management ....................................................................   53
           The Manager .............................................................   53
           The Advisers ............................................................   55
YOUR INVESTMENT ....................................................................   58
     Shareholder Information .......................................................   58
     Dividends, Distributions and Taxes ............................................   58
     Sales and Purchases of Shares .................................................   60
FINANCIAL HIGHLIGHTS ...............................................................   63
FOR MORE INFORMATION ...............................................................   76

INTRODUCTION

      Understanding the Trust

      Met Investors Series Trust (the "Trust") is an open-end management investment company that offers a selection of thirty managed investment portfolios or mutual funds, only six of which are offered through this Prospectus (the "Portfolios"). Each of the six Portfolios described in this Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

      Class A shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

      As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

      A particular Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

      Some of the Portfolios have names and investment objectives that are very similar to certain publicly available mutual funds that are managed by the same investment advisers. The Portfolios in this Prospectus are not those publicly available mutual funds and will not have the same performance. Different performance will result from such factors as different implementation of investment policies, different investment restrictions, different cash flows into and out of the Portfolios, different fees, and different asset sizes.

[SIDE BAR:

      Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

      Understanding the Portfolios

      After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

      Each of the Portfolios falls into one of two categories of funds. A particular type of Portfolio may be more appropriate for you depending upon your investment needs. Please see the Risk/Reward spectrum on the next page which lists the Portfolios in order of risk/reward from highest to lowest.

Description of Types of Funds:

Equity Funds

      Although they may involve more risk, historically, equity securities such as common stocks have offered higher returns than bonds or other investments over the long term. A domestic equity fund principally invests in equity securities of U.S. companies and may also, to a minor extent, invest in securities of companies located outside the United States. An international equity fund principally invests in the equity securities of companies located outside the United States.

Fixed Income Funds

      Fixed income securities are securities that pay a specified rate of return. Historically, fixed income funds are not as volatile as equity funds. These funds may lend stability to a portfolio made up primarily of stocks.

                                                                                                       Higher
Before you choose a Portfolio, please consider...
                                                                                                     Risk/Reward
All of the Portfolios involve risk, but there is also the potential for reward. You can lose money - and you can make money. The
Portfolios are structured so that each offers a different degree of risk                         RCM Global Technology Portfolio
and reward than others.

Notice the scale at the right. It covers, in the opinion of the                             MFS Research International Portfolio
Portfolios' Manager, the full spectrum of risk/ reward of the
Portfolios described in this Prospectus. Please note that the scale is
for illustration purposes only and is not meant to convey the precise                 Oppenheimer Capital Appreciation Portfolio
degree of difference in risk/reward among the Portfolios.

What risk/reward level is for you? Ask yourself the following:                           Lord Abbett Growth and Income Portfolio

  1.    How well do I handle fluctuations in my account value?
        The higher a Portfolio is on the risk/ reward spectrum, the more                    Lord Abbett Bond Debenture Portfolio
        its price is likely to move up and down on a day to day basis. If
        this makes you uncomfortable, you may prefer an investment at                               PIMCO Total Return Portfolio
        the lower end of the scale that may not fluctuate in price as much.

  2.    Am I looking for a higher rate of return?
        Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a Portfolio at the higher end of the spectrum may be right for you.

A final note: These Portfolios are designed for long-term investment.                                   Lower

                                                                                                    Risk/Reward

THE PORTFOLIOS

Investment Summary

Each Portfolio's summary discusses the following:

      o     Investment Objective

            What is the Portfolio's investment goal?

      o     Principal Investment Strategy

            How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

      o     Primary Risks

            What are the specific risks of investing in the Portfolio?

      o     Past Performance

            How well has the Portfolio performed over time?

      o     Fees and Expenses

            What is the cost of investing in the Portfolio?

      [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

      In addition to its principal investment strategy, each Portfolio may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus.

      [SIDE BAR: A Portfolio's Adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Portfolio must meet redemptions, or for other investment reasons.]

      Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments.

      The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of its Adviser.

      The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

      [Left Side:]

                      Lord Abbett Bond Debenture Portfolio

      Investment Objective:

      To provide high current income and the opportunity for capital appreciation to produce a high total return.

      Principal Investment Strategy:

      Under normal circumstances, the Portfolio invests substantially all (at least 80%) of its net assets in debt securities of various types. To pursue its goal, the Portfolio normally invests substantially all of its net assets in high yield and investment grade debt securities, but may also invest in securities convertible into common stocks. The Portfolio may invest up to 80% of its total assets in high yield/high risk debt securities (junk bonds). Debt securities normally will consist of secured debt obligations of the issuer (i.e., bonds), general unsecured debt obligations of the issuer (i.e., debentures) and debt securities which are subordinate in right of payment to other debt of the issuer. In no event will the Portfolio invest more than 10% of its gross assets at the time of investment in debt securities which are in default as to interest or principal. At least 20% of the Portfolio's assets must be invested in any combination of investment grade debt securities, U.S. Government securities and cash equivalents. The Portfolio may also invest up to 20% of its net assets in equity securities including common stocks, preferred stocks, convertible preferred stocks, warrants and similar instruments. The Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value.

      The Adviser will actively manage the Portfolio and seek unusual values, particularly in lower-rated debt securities, some of which are convertible into common stocks or have warrants attached to purchase common stocks. In selecting lower-rated bonds for investment, the Adviser does not rely upon ratings, which evaluate only the safety of principal and interest, not market value risk, and which, furthermore, may not accurately reflect an issuer's current financial condition. The Portfolio does not have any minimum rating criteria for its investments in bonds and some issuers may default as to principal and/or interest payments subsequent to the purchase of their securities. Through portfolio diversification, good credit analysis and attention to current developments and trends in interest rates and economic conditions, the Adviser believes that investment risk may be reduced, although there is no assurance that losses will not occur.

      The Portfolio normally invests in long-term debt securities when the Adviser believes that interest rates in the long run will decline and prices of such securities generally will be high. When the Adviser believes that long-term interest rates will rise, it may shift the Portfolio into short-term debt. Under normal circumstances, the duration of the Portfolio's debt securities will be between 3 to 7 years with an average maturity of 5 to 12 years.

      Capital appreciation may be obtained by investing in:

o  debt securities when the trend of interest rates is expected to be down

o convertible debt securities or debt securities with warrants attached entitling the holder to purchase common stock

o debt securities of issuers in financial difficulties when, in the view of the Adviser, the problems giving rise to such difficulties can be successfully resolved, with a consequent improvement in the credit standing of the issuers (such investments involve corresponding risks that interest and principal payments may not be made if such difficulties are not resolved)

o  equity securities

      The Portfolio may invest up to 20% of its net assets, at market value, in debt and equity securities primarily traded in foreign countries.

      The Portfolio may hold or sell any property or securities which it may obtain through the exercise of conversion rights or warrants or as a result of any reorganization, recapitalization or liquidation proceedings for any issuer of securities owned by it. In no event will the Portfolio voluntarily purchase any securities other than debt securities, if, at the time of such purchase or acquisition, the value of the property and securities, other than debt securities, in the Portfolio is greater than 20% of the value of its net assets.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 37, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o  Market risk

o  Interest rate risk

o  Credit risk

o  High yield debt security risk

o  Foreign investment risk

o  Market capitalization risk

o  Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor fund (Bond Debenture Portfolio, a series of Cova Series Trust, which commenced operations on May 1, 1996) managed by the Adviser using the same investment objective and strategy as the Portfolio. The assets of the predecessor fund were transferred to the Portfolio on February 12, 2001.

      The bar chart below shows you the performance of the Portfolio's Class A shares for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

--------------------------------------------------------------------------------
15.63%   6.26%       3.40%       0.87%       3.76%    -0.39%     19.52%   8.43%

97       98          99          00          01       02         03       04
--------------------------------------------------------------------------------
                         High Quarter: 2nd -2003 + 7.25%
                         Low Quarter: 3rd -1998 - 4.31%

      The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1- and 5-year periods and from inception through 12/31/04, as applicable, with the Credit Suisse First Boston High Yield Index, which is representative of the lower rated debt (including non-convertible-preferred stocks) investments in the Portfolio, and with the Lehman Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/04
            -----------------------------------------------------

                                                            Since     Inception
                                    1 Year     5 Year     Inception      Date
                                    ------     ------     ---------

Class A                             8.43%       6.20%       7.93%       5/1/96
Credit Suisse First Boston High     11.96%      8.17%       7.96%*
   Yield Index
Lehman Aggregate Bond Index         4.34%       7.71%       7.14%*
--------------------------------------------------------------------------------

*     Index performance is from 5/1/96.

[SIDE BAR:

      Portfolio Management:

o  Lord, Abbett & Co. LLC
   see page 55

o  For financial highlights
   see page 64]

Fees and Expenses:

   The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

      ------------------------------------------------------------
                                                    Class A
      ------------------------------------------------------------
      Management Fee(1)                              0.52%
      ------------------------------------------------------------
      12b-1 Fees                                     None
      ------------------------------------------------------------
      Other Expenses                                 0.06%
      ------------------------------------------------------------
      Total Annual Portfolio Operating Expenses      0.58%
      ------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.57%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

                --------------------------------------------------
                                                    Class A
                --------------------------------------------------
                1 Year                                $59
                --------------------------------------------------
                3 Years                              $186
                --------------------------------------------------
                5 Years                              $325
                --------------------------------------------------
                10 Years                             $727
                --------------------------------------------------

[Left Side:]

                     Lord Abbett Growth and Income Portfolio

      Investment Objective:

      To achieve long-term growth of capital and income without excessive fluctuation in market value.

      Principal Investment Strategy:

      To pursue this objective, the Portfolio primarily purchases equity securities of large, seasoned, U.S. and multinational companies that the Adviser believes are undervalued. The Portfolio may invest in equity securities such as common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets.

      In selecting investments, the Portfolio attempts to invest in securities selling at reasonable prices in relation to the Adviser's assessment of their potential value. While there is the risk that an investment may never reach what the Adviser believes is its full value or may go down in value, the Adviser's emphasis on large, seasoned company value stocks may limit the Portfolio's downside risk because value stocks are believed to be underpriced, and large, seasoned company stocks tend to be less volatile than the stocks of smaller companies.

      [Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 37, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o  Market risk

o  Market capitalization risk

o  Investment style risk

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The performance shown below for the period February 12, 2001 through December 31, 2004 is the performance of the Portfolio's Class A shares, the Portfolio's oldest Class. The historical performance shown for the Portfolio's Class A shares prior to February 12, 2001 is the performance of the Portfolio's predecessor funds managed by the Adviser using the same investment objective and strategy as the Portfolio. On January 8, 1999 substantially all of the assets of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. were transferred to the Lord Abbett Growth and Income Portfolio, a series of Cova Series Trust. The assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Portfolio on February 12, 2001. The performance shown below for the Portfolio's Class A shares is the historical performance of the Lord Abbett Growth and Income Portfolio of Cova Series Trust (from January 8, 1999 through February 11, 2001) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

      The bar chart below shows you the performance of the Portfolio's Class A shares for the last ten calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

               Year-by-Year Total Return as of 12/31 of Each Year

-----------------------------------------------------------------------------------------------
29.82%    19.45%    24.31%    12.87%    16.56%    14.68%    -5.77%   -17.95%  31.06%    12.92%

95        96        97        98        99        00        01       02       03        04
-----------------------------------------------------------------------------------------------

                        High Quarter 2nd - 2003 + 17.86%
                        Low Quarter: 3rd - 2002 - 19.80%

      The table below compares the Portfolio's Class A shares' average annual compounded total returns for the 1-, 5- and 10-year periods through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large - and medium - sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

  -----------------------------------------------------------------------------
                   Average Annual Total Return as of 12/31/04

                     1 Year           5 Year          10 Year   Inception Date
                     ------           ------          -------   --------------
  Class A            12.92%            5.58%           12.81%      12/11/89
  S&P 500 Index      10.87%           -2.30%           12.07%
  -----------------------------------------------------------------------------

[SIDE BAR:

      Portfolio Management:

o  Lord, Abbett & Co. LLC
   see page 55

o  For financial highlights
   see page 66]

Fees and Expenses:

   The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

        ---------------------------------------------------------
                                                    Class A
        ---------------------------------------------------------
        Management Fee                               0.52%
        ---------------------------------------------------------
        12b-1 Fees                                    None
        ---------------------------------------------------------
        Other Expenses                               0.05%
        ---------------------------------------------------------
        Total Annual Portfolio Operating             0.57%
        Expenses
        ---------------------------------------------------------

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

             ------------------------------------------------------
                                               Class A
             ------------------------------------------------------
             1 Year                              $58
             ------------------------------------------------------
             3 Years                            $181
             ------------------------------------------------------
             5 Years                            $315
             ------------------------------------------------------
             10 Years                           $704
             ------------------------------------------------------

      [Left Side:]

                      MFS Research International Portfolio

Investment Objective:

      The Portfolio's investment objective is capital appreciation.

Principal Investment Strategy:

      The Portfolio invests, under normal market conditions, at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts of foreign companies. The Portfolio focuses on foreign companies (including up to 25% of its net assets in emerging market issues) that the Portfolio's Adviser believes have favorable growth prospects and attractive valuations based on current and expected earnings or cash flow. The Portfolio may invest in companies of any size. The Portfolio does not emphasize any particular country and, under normal market conditions, will be invested in at least five countries. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

      The Portfolio's assets are allocated among various sectors. A committee of investment research analysts selects securities for the Portfolio. The committee includes investment analysts employed by the Adviser and its affiliates.

[Right side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 37, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o  Market risk

o  Foreign investment risk

o  Market capitalization risk

o  Investment style risk

      The Portfolio may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Portfolio focuses its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance.

      In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economics based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the Shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

               Year-by-Year Total Return as of 12/31 of Each Year

           -------------------------------------------------------
             -11.80%            32.04%             19.56%

               02                 03                 04
           -------------------------------------------------------
                        High Quarter: 4th - 2003 +15.97%
                         Low Quarter: 3rd - 2002 -14.58%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Morgan Stanley Capital International Europe, Australia and Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

        ------------------------------------------------------------------
                              Average Annual Total
                              Return as of 12/31/04
                              ---------------------
                                                 Since      Inception
                            1 Year             Inception      Date
                            ------             ---------      ----

        Class A             19.92%               6.17%       5/1/01
        Class B             19.56%               4.39%      2/12/01
        MSCI EAFE Index     20.70%               3.95%*
        ------------------------------------------------------------------

*     Index performance is from 2/12/01.

[SIDE BAR:

      Portfolio Management:

o  Massachusetts Financial Services Company see page 56

o  For financial highlights see page 68]

Fees and Expenses:

   The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expense limitations and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

         --------------------------------------------------------------
                                                              Class A
         --------------------------------------------------------------
         Management Fee                                        0.77%
         --------------------------------------------------------------
         12b-1 Fees                                            None
         --------------------------------------------------------------
         Other Expenses                                        0.17%
         --------------------------------------------------------------
         Total Annual Portfolio Operating Expenses Before      0.94%
         Expense Waiver/Repayment to Manager
         --------------------------------------------------------------
         Contractual Expense (Waiver)/Repayment to             0.06%
         Manager*
         --------------------------------------------------------------
         Total Annual Portfolio Operating Expenses After       1.00%
         Expense Waiver/Repayment to Manager
         --------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.00% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager. Prior to May 1, 2005, the expense limitations for Class A shares were 1.10%.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends.

The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

                -------------------------------------------------
                                                 Class A
                -------------------------------------------------
                1 Year                            $103
                -------------------------------------------------
                3 Years                           $307
                -------------------------------------------------
                5 Years                           $528
                -------------------------------------------------
                10 Years                         $1,164
                -------------------------------------------------

      [Left Side:]

                   Oppenheimer Capital Appreciation Portfolio

      Investment Objective:

      The Portfolio seeks capital appreciation.

      Principal Investment Strategy:

      The Portfolio invests mainly in common stocks of "growth companies". These may be newer companies or established companies of any capitalization range that the Adviser believes may appreciate in value over the long term. The Portfolio currently focuses mainly on mid-cap and large-cap domestic companies. The Portfolio may also purchase the securities of foreign issuers.

      In deciding what securities to buy or sell, the Portfolio's Adviser looks for growth companies that are believed to have reasonably priced stock in relation to overall stock market valuations. The Adviser focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Portfolio's investments among industries and market sectors. Currently, the Adviser looks for:

o  Companies with above-average growth potential

o Companies with increasing earnings momentum and a history of positive earnings growth

o  Stocks with low valuations relative to their growth potential

o  Companies with the potential for positive earnings surprises

o  Growth rates that the Adviser believes are sustainable over time

[Right side:]

   Primary Risks:

   The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 37, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o  Market risk

o  Foreign investment risk

o  Market capitalization risk

o  Investment style risk

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the Shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

               Year-by-Year Total Return as of 12/31 of Each Year

       ----------------------------------------------------------------
           -24.73%               28.53%               6.40%

             02                    03                   04
       ----------------------------------------------------------------
                        High Quarter: 2nd - 2003 +14.54%
                         Low Quarter: 2nd - 2002 -15.52%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04, as applicable, with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     ----------------------------------------------------------------
                          Average Annual Total
                          Return as of 12/31/04
                          ---------------------
                                             Since       Inception
                        1 Year             Inception       Date
                        ------             ---------       ----

     Class A             6.70%               1.24%        1/2/02
     Class B             6.40%              -3.17%        2/12/01
     S&P 500 Index      10.87%              -1.41%*
     ----------------------------------------------------------------

*     Index performance is from 2/28/01.

[SIDE BAR:

      Portfolio Management:

o  OppenheimerFunds, Inc.
   see page 56

o  For financial highlights
   see page 70]

Fees and Expenses:

      The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

         ---------------------------------------------------------------
                                                              Class A
         ---------------------------------------------------------------
         ---------------------------------------------------------------
         Management Fee                                        0.60%
         ---------------------------------------------------------------
         12b-1 Fees                                            None
         ---------------------------------------------------------------
         Other Expenses                                        0.09%
         ---------------------------------------------------------------
         Total Annual Portfolio Operating Expenses Before      0.69%
         Expense Waiver/Repayment to Manager
         ---------------------------------------------------------------
         Contractual Expense (Waiver)/Repayment to            (0.01)%
         Manager*
         ---------------------------------------------------------------
         Total Annual Portfolio Operating Expenses After       0.68%
         Expense Waiver/Repayment to Manager
         ---------------------------------------------------------------

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 0.75% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

                ------------------------------------------
                                            Class A
                ------------------------------------------
                1 Year                        $71
                ------------------------------------------
                3 Years                      $221
                ------------------------------------------
                5 Years                      $385
                ------------------------------------------
                10 Years                     $861
                ------------------------------------------

      [Left Side:]

                          PIMCO Total Return Portfolio

      Investment Objective:

      The Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

      Principal Investment Strategy:

      The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Adviser's forecast for interest rates.

      The Portfolio invests primarily in investment grade debt securities, U.S. Government securities and commercial paper and other short-term obligations. The Portfolio may invest up to 30% of its assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

      The Portfolio may invest all of its assets in derivative instruments, such as options, futures contracts or swap agreements, or in mortgage- or asset-backed securities. In addition, the Portfolio may engage in forward commitments, when-issued and delayed delivery securities transactions. The Portfolio may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

[Right side:]

      Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 37, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o  Market risk

o  Interest rate risk

o  Credit risk

o  Foreign investment risk

      Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

      Investments in mortgage-related securities are also subject to special risks of prepayment. Prepayment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause the Portfolio to lose a portion of its principal investment represented by the premium the Portfolio paid.

      If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Portfolio's shares to fluctuate more.

      Non-mortgage asset-backed securities are not issued or guaranteed by the U.S. Government or its agencies or government-sponsored entities. In the event of a failure of these securities or of mortgage-related securities issued by private issuers to pay interest or repay principal, the assets backing these securities such as automobiles or credit card receivables may be insufficient to support the payments on the securities.

      In addition, investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging market countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

      The Portfolio's investments in derivatives can significantly increase the Portfolio's exposure to market risk or credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

      Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the Shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses.

               Year-by-Year Total Return as of 12/31 of Each Year

              -------------------------------------------------
                   9.29%             4.53%          4.80%

                    02                03             04
              -------------------------------------------------
                         High Quarter: 3rd - 2002 +3.65%
                         Low Quarter: 2nd - 2004 -2.03%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the Lehman Brothers Aggregate Bond Index, a widely recognized unmanaged index which is a broad measure of the taxable bonds in the U.S. market, with maturities of at least one year. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

     ---------------------------------------------------------------------------
                                                   Average Annual Total
                                                   Return as of 12/31/04
                                                   ---------------------
                                                           Since     Inception
                                             1 Year      Inception     Date
                                             ------      ---------     ----

     Class A                                  5.25%        7.09%      5/1/01
     Class B                                  4.80%        6.49%      2/12/01
     Lehman Brothers Aggregate Bond Index     4.34%        6.46%*
     ---------------------------------------------------------------------------

*     Index performance is from 2/28/01.

[SIDE BAR:

      Portfolio Management:

o Pacific Investment Management Company LLC see page 56

o  For financial highlights
   see page 72]

Fees and Expenses:

   The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contract prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

       --------------------------------------------------------------
                                                        Class A
       --------------------------------------------------------------
       Management Fee                                    0.50%
       --------------------------------------------------------------
       12b-1 Fees                                        None
       --------------------------------------------------------------
       Other Expenses                                    0.07%
       --------------------------------------------------------------
       Total Annual Portfolio Operating Expenses         0.57%
       --------------------------------------------------------------

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

      Example of Portfolio Expenses

                -------------------------------------------------
                                                    Class A
                -------------------------------------------------
                1 Year                                $58
                -------------------------------------------------
                3 Years                              $183
                -------------------------------------------------
                5 Years                              $319
                -------------------------------------------------
                10 Years                             $715
                -------------------------------------------------

[Left Side:]

                         RCM Global Technology Portfolio
                    (formerly PIMCO PEA Innovation Portfolio)

Investment Objective:

      The Portfolio seeks capital appreciation; no consideration is given to income.

Principal Investment Strategy:

      The Portfolio seeks to achieve its investment objective by normally investing at least 80% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Portfolio identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies) and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale, use and/or service of technological products or services. Although the Portfolio emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

      The Adviser selects stocks for the Portfolio using a "growth" style. The Adviser seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the Adviser seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems.

      The Portfolio may invest a substantial portion of its assets in the securities of smaller capitalization companies with total assets in excess of $200 million and may invest in initial public offerings (IPOs). The Portfolio may invest up to 50% of its assets in foreign equity securities, including American Depositary Receipts, and may invest in securities of emerging market countries.

      The Portfolio may utilize, primarily for risk management and hedging purposes, short sales (collateralized or uncollateralized), or other derivative instruments such as stock index futures contracts, purchase and sale of put and call options and other option strategies such as spreads and straddles.

[Right side:]

Primary Risks:

      The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 37, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o  Market risk

o  Credit risk

o  Foreign investment risk

o  Market capitalization risk

o  Investment style risk

      Because the Portfolio concentrates its investments in companies which utilize innovative technologies, it is subject to risks particularly affecting those companies, such as the risks of short product cycles and rapid obsolescence of products and services, competition from new and existing companies, significant losses and/or limited earnings, security price volatility and limited operating histories.

      In addition to other risks, a fund that invests a substantial portion of its assets in related industries (or "sectors") may have greater risk because companies in these sectors may share common characteristics and may react similarly to market developments.

      Investments in emerging markets include all of the risks of investments in foreign securities and are subject to severe price declines. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Such countries may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners and economies based on only a few industries. For these reasons, all of the risks of investing in foreign securities are heightened by investing in emerging markets countries. The markets of developing countries have been more volatile than the markets of developed countries with more mature economies. These markets often have provided significantly higher or lower rates of return than developed markets, and significantly greater risks, to investors.

      The Portfolio's investments in derivatives and use of short sales can significantly increase the Portfolio's exposure to market risk and credit risk of the counterparty. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the relevant assets, rates and indices.

Past Performance:

      The information below provides an indication of the risks of investing in the Portfolio by showing the volatility of the Portfolio's returns. Both the bar chart and table assume reinvestment of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.

      The bar chart below shows you the performance of the Portfolio's Class B shares, the Portfolio's oldest Class, for each full calendar year since its inception and indicates how it has varied from year to year. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart. Although Class B shares are not offered by this Prospectus, the annual returns for Class A and Class B are substantially similar because the Shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Classes do not have the same expenses. Effective January 14, 2005, RCM Capital Management is the Portfolio's Adviser. Investment performance information prior to that date is attributable to the Portfolio's former investment adviser.

               Year-by-Year Total Return as of 12/31 of Each Year

               ----------------------------------------------------
                -50.65%               57.57%            -4.31%

                   02                   03                04
               ----------------------------------------------------
                        High Quarter: 2nd - 2003 +21.50%
                         Low Quarter: 3rd - 2002 -34.81%

      The table below compares the Portfolio's Class A and Class B shares' average annual compounded total returns for the 1-year period and from inception through 12/31/04 with the S&P 500 Index, a widely recognized unmanaged index that measures the stock performance of 500 large- and medium-sized companies and is often used to indicate the performance of the overall stock market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

          ----------------------------------------------------------------
                                Average Annual Total
                                Return as of 12/31/04
                                ---------------------
                                            Since            Inception
                              1 Year      Inception            Date
                              ------      ---------            ----

          Class A             -4.28%       -14.04%            5/01/01
          Class B             -4.31%       -18.18%            2/12/01
          ----------------------------------------------------------------
          S&P 500 Index       10.87%       -1.41%*
          ----------------------------------------------------------------

*     Index performance is from 2/28/01.

      For information on RCM Capital Management LLC's prior performance with a comparable fund, see page 57.

[SIDE BAR:

      Portfolio Management:

o  RCM Capital Management LLC
   see page 57

o  For financial highlights
   see page 74]

Fees and Expenses:

   The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are for the year ended December 31, 2004 as adjusted to reflect current expenses and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

         ----------------------------------------------------------------
                                                                Class A
         ----------------------------------------------------------------
         Management Fee(1)                                       0.90%
         ----------------------------------------------------------------
         12b-1 Fees                                              None
         ----------------------------------------------------------------
         Other Expenses                                          0.01%
         ----------------------------------------------------------------
         Total Annual Portfolio Operating Expenses Before        0.91%
         Expense Waiver/Repayment to Manager
         ----------------------------------------------------------------
         Contractual Expense (Waiver)/Repayment to                ---
         Manager*
         ----------------------------------------------------------------
         Total Annual Portfolio Operating Expenses After         0.91%
         Expense Waiver/Repayment to Manager
         ----------------------------------------------------------------

(1) The management fee has been restated to reflect a reduction in the fee effective January 1, 2005. Prior to that date, the management fee was 0.95%. The above table and the Example below assume that the management fee reduction had been in place during all of 2004.

* The Manager and the Trust have entered into an Expense Limitation Agreement whereby the total Annual Portfolio Operating Expenses for the Class A shares of the Portfolio will not exceed 1.10% for the period ended April 30, 2006 and in any year in which the Agreement is in effect. Under certain circumstances, any fees waived or expenses reimbursed by the Manager may, with the approval of the Trust's Board of Trustees, be repaid to the Manager.

Example

      The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

      The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same and that all expense limitations remain in effect only for the period ended April 30, 2006. The Example is for illustration only, and your actual costs may be higher or lower.

                          Example of Portfolio Expenses

                   ------------------------------------------
                                               Class A
                   ------------------------------------------
                   1 Year                        $93
                   ------------------------------------------
                   3 Years                      $291
                   ------------------------------------------
                   5 Years                      $506
                   ------------------------------------------
                   10 Years                    $1,123
                   ------------------------------------------

Primary Risks of Investing in the Portfolios

      One or more of the following primary risks may apply to your Portfolio. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.

Market Risk

      A Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Portfolio's Adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Portfolio could also miss attractive investment opportunities if its Adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the Adviser overweights fixed income markets or industries where there are significant declines.

      Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Portfolio's shares.

Interest Rate Risk

      The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If your Portfolio invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

      Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Portfolio's fixed income investments will affect the volatility of the Portfolio's share price.

Credit Risk

      The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If your Portfolio invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

      High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Portfolio with high yield debt securities may be more susceptible to credit risk and market risk than a Portfolio that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Portfolio's Adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

      You should understand that high yield securities are not generally meant for short-term investing. When a Portfolio invests in high yield securities it generally seeks to receive a correspondingly higher return to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

      Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o  Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Portfolio may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Portfolio to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Portfolio's foreign currency or securities holdings.

o Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

      Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Portfolio that invests in these companies to increase in value more rapidly than a Portfolio that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

      Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Portfolio may outperform or underperform other funds that employ a different investment style. A Portfolio may also employ a combination of styles that impact its risk characteristics. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

Additional Investment Strategies

      In addition to the principal investment strategies discussed in each individual Portfolio's Investment Summary, a Portfolio, as indicated in the chart below, may at times invest a portion of its assets in the investment strategies and may engage in certain investment techniques as described below. The SAI provides a more detailed discussion of certain of these and other securities and indicates if a Portfolio is subject to any limitations with respect to a particular investment strategy. These strategies and techniques may involve risks. Although a Portfolio that is not identified below in connection with a particular strategy or technique generally has the ability to engage in such a transaction, its Adviser currently intends to invest little, if any, of the Portfolio's assets in that strategy or technique. (Please note that some of these strategies may be a principal investment strategy for a particular Portfolio and consequently are also described in that Portfolio's Investment Summary.) The Portfolios are not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.

--------------------------------------------------------------------------------------------
                    Lord        Lord         MFS       Oppenheimer     PIMCO     RCM Global
                   Abbett      Abbett      Research      Capital       Total     Technology
                    Bond       Growth   International  Appreciation    Return    Portfolio
                  Debenture      and      Portfolio     Portfolio    Portfolio
                  Portfolio    Income
                              Portfolio
--------------------------------------------------------------------------------------------
Brady Bonds                                                              X
--------------------------------------------------------------------------------------------
Collateralized        X                                     X            X
Mortgage
Obligations

--------------------------------------------------------------------------------------------
Convertible           X           X           X             X            X
Securities
--------------------------------------------------------------------------------------------
Depositary            X           X           X             X                        X
Receipts

--------------------------------------------------------------------------------------------
Derivatives:
Options                                       X                          X           X
Futures                                       X                          X           X

--------------------------------------------------------------------------------------------
Direct                                                                   X
Participation
in Corporate
Loans

--------------------------------------------------------------------------------------------
Dollar Roll                                                              X
Transactions

--------------------------------------------------------------------------------------------
Foreign                                       X                          X           X
Currency
Transactions

--------------------------------------------------------------------------------------------
Foreign Debt          X                       X                          X
Securities

--------------------------------------------------------------------------------------------
Foreign Equity        X           X           X             X                        X
Securities

--------------------------------------------------------------------------------------------
Forward               X                       X                          X
Commitments,
When-Issued and
Delayed
Delivery
Securities

---------------------------------------------------------------------------------------------
High Quality          X                       X             X            X
Short-Term Debt
Obligations
including
Bankers'
Acceptances,
Commercial
Paper and
Certificates of
Deposit issued
or guaranteed
by Bank Holding
Companies in
the U.S., their
Subsidiaries
and Foreign
Branches or of
the World Bank;
Variable Amount
Master Demand
Notes and
Variable Rate
Notes issued by
U.S. and
Foreign
Corporations
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                    Lord        Lord         MFS       Oppenheimer     PIMCO     RCM Global
                   Abbett      Abbett      Research      Capital       Total     Technology
                    Bond       Growth   International  Appreciation    Return    Portfolio
                  Debenture      and      Portfolio     Portfolio    Portfolio
                  Portfolio    Income
                              Portfolio
--------------------------------------------------------------------------------------------
High Yield/High       X                                                  X
Risk Debt
Securities

--------------------------------------------------------------------------------------------
Hybrid                                                                   X           X
Instruments

--------------------------------------------------------------------------------------------
Illiquid  and                                 X             X            X           X
Restricted
Securities

--------------------------------------------------------------------------------------------
Indexed                                       X                          X           X
Securities

--------------------------------------------------------------------------------------------
Interest Rate                                                            X
Transactions

--------------------------------------------------------------------------------------------
Investment            X                       X                          X
Grade Debt
Securities

--------------------------------------------------------------------------------------------
Investments in                                X                                      X
Other
Investment
Companies
including
Passive Foreign
Investment
Companies

---------------------------------------------------------------------------------------------
Mortgage-backed       X                       X                          X
Securities,
including GNMA
Certificates,
Mortgage-backed
Bonds

--------------------------------------------------------------------------------------------
Municipal                                                                X
Securities
--------------------------------------------------------------------------------------------
Non-mortgage                                                             X
Asset-backed
Securities

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
                    Lord        Lord         MFS       Oppenheimer     PIMCO     RCM Global
                   Abbett      Abbett      Research      Capital       Total     Technology
                    Bond       Growth   International  Appreciation    Return    Portfolio
                  Debenture      and      Portfolio     Portfolio    Portfolio
                  Portfolio    Income
                              Portfolio
--------------------------------------------------------------------------------------------
PIK                   X                                                  X
(pay-in-kind)
Debt Securities
and Zero-Coupon
Bonds

--------------------------------------------------------------------------------------------
Preferred Stocks      X           X           X             X            X

--------------------------------------------------------------------------------------------
Real Estate                                   X             X
Investment
Trusts

--------------------------------------------------------------------------------------------
Repurchase            X           X                         X            X           X
Agreements

--------------------------------------------------------------------------------------------
Reverse               X           X                                      X           X
Repurchase
Agreements

--------------------------------------------------------------------------------------------
Rights and            X           X           X
Warrants

--------------------------------------------------------------------------------------------
Securities Loans      X           X           X             X            X           X

--------------------------------------------------------------------------------------------
Short Sales                                   X                          X           X
(Against the
Box)

--------------------------------------------------------------------------------------------
Structured Notes                                                         X

--------------------------------------------------------------------------------------------
U.S. Government       X                       X             X            X
Securities
--------------------------------------------------------------------------------------------

      Brady Bonds. Brady Bonds are collateralized or uncollateralized fixed income securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady Bonds have been issued only recently and, accordingly do not have a long payment history. These securities are subject to credit risk and interest rate risk.

      Collateralized Mortgage Obligations (CMOs). CMOs are fixed income securities secured by mortgage loans and other mortgage-backed securities and are generally considered to be derivatives. CMOs may be issued or guaranteed by the U.S. Government or its agencies or instrumentalities or collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality or may be non-U.S. Government guaranteed.

      CMOs carry general fixed income securities risks, such as credit risk and interest rate risk, and risks associated with mortgage-backed securities, including prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, an Adviser may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

      Convertible Securities. Convertible securities are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

      Traditionally, convertible securities have paid dividends or interest rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. These securities are also subject to market risk, interest rate risk and credit risk.

      Depositary Receipts. Depositary receipts are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts), and broker-dealers (depositary shares).

      These instruments are subject to market risk and foreign investment risk.

      Derivatives. Derivatives are used to limit risk in a Portfolio or to enhance investment return, and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives include options, futures, forward contracts and related products.

      Options are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price.

      Futures are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date.

      Forward contracts are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time.

      Derivatives may be used to hedge against an opposite position that a Portfolio holds. Any loss generated by the derivatives should be offset by gains in the hedged investment. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains or result in losses or missed opportunities. In addition, derivatives that are used for hedging the Portfolio in specific securities may not fully offset the underlying positions. The counterparty to a derivatives contract also could default. Derivatives that involve leverage could magnify losses.

      Derivatives may also be used to maintain a Portfolio's exposure to the market, manage cash flows or to attempt to increase income. Using derivatives for purposes other than hedging is speculative and involves greater risks. In many foreign countries, futures and options markets do not exist or are not sufficiently developed to be effectively used by a Portfolio that invests in foreign securities.

      Direct Participation in Corporate Loans. By purchasing a loan, the Portfolio acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may be in default at the time of purchase. The Portfolio may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default. Certain of the loans acquired by a Portfolio may involve revolving credit facilities or other standby financing commitments which obligate the Portfolio to pay additional cash on a certain date or on demand.

      The highly leveraged nature of many such loans may make such loans especially vulnerable to adverse changes in economic or market conditions. Loans and other direct investments may not be in the form of securities or may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, the Portfolio may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value.

      Dollar Roll Transactions. Dollar roll transactions are comprised of the sale by the Portfolio of mortgage-based or other fixed income securities, together with a commitment to purchase similar, but not identical, securities at a future date. In addition, the Portfolio is paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Portfolio to buy a security. Dollar roll transactions are treated as borrowings for purposes of the 1940 Act, and the aggregate of such transactions and all other borrowings of the Portfolio (including reverse repurchase agreements) will be subject to the requirement that the Portfolio maintain asset coverage of 300% for all borrowings.

      If the broker-dealer to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to purchase or repurchase the security may be restricted; the value of the security may change adversely over the term of the dollar roll; the security that the Portfolio is required to repurchase may be worth less than the security that the Portfolio originally held; and the return earned by the Portfolio with the proceeds of a dollar roll may not exceed transaction costs.

      Foreign Currency Transactions. Foreign currency transactions are entered into for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. Foreign currency transactions include the purchase of foreign currency on a spot (or cash) basis, contracts to purchase or sell foreign currencies at a future date (forward contracts), the purchase and sale of foreign currency futures contracts, and the purchase of exchange traded and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.

      These hedging transactions do not eliminate fluctuations in the underlying prices of the securities which the Portfolio owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time.

      Foreign currency exchange rates may fluctuate significantly over short periods of time. A forward foreign currency exchange contract reduces the Portfolio's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currency will limit any potential gain which might be realized by the Portfolio if the value of the hedged currency increases. In the case of forward contracts entered into for the purpose of increasing return, the Portfolio may sustain losses which will reduce its gross income. Forward foreign currency exchange contracts also involve the risk that the party with which the Portfolio enters the contract may fail to perform its obligations to the Portfolio. The purchase and sale of foreign currency futures contracts and the purchase of call and put options on foreign currency futures contracts and on foreign currencies involve certain risks associated with derivatives.

      Foreign Debt Securities. Foreign debt securities are issued by foreign corporations and governments. They may include Eurodollar obligations and Yankee bonds.

      Foreign debt securities are subject to foreign investment risk, credit risk and interest rate risk. Securities in developing countries are also subject to the additional risks associated with emerging markets.

      Foreign Equity Securities. Foreign equity securities are subject to foreign investment risk in addition to the risks applicable to domestic equity securities, such as market risk.

      Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued and delayed delivery securities generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolios do not earn interest on such securities until settlement and bear the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

      High Quality Short-Term Debt Obligations including Bankers' Acceptances, Commercial Paper and Certificates of Deposit issued or guaranteed by Bank Holding Companies in the U.S., their Subsidiaries and Foreign Branches or of the World Bank; Variable Amount Master Demand Notes and Variable Rate Notes issued by U.S. and Foreign Corporations.

      Commercial paper is a short-term debt obligation with a maturity ranging from one to 270 days issued by banks, corporations, and other borrowers to investors seeking to invest idle cash.

      Variable amount master demand notes differ from ordinary commercial paper in that they are issued pursuant to a written agreement between the issuer and the holder, their amounts may be increased from time to time by the holder (subject to an agreed maximum) or decreased by the holder or the issuer, they are payable on demand, the rate of interest payable on them varies with an agreed formula and they are typically not rated by a rating agency. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for them. Any variable amount master demand note purchased by a Portfolio will be regarded as an illiquid security.

      These instruments are subject to credit risk, interest rate risk and foreign investment risk.

      High Yield/High Risk Debt Securities. High yield/high risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's Rating Services ("S&P") and Ba or lower by Moody's Investors Services, Inc. ("Moody's")). Other terms commonly used to describe such securities include "lower rated bonds," "noninvestment grade bonds," and "junk bonds."

      High yield/high risk debt securities are subject to high yield debt security risk as described in "Primary Risks of Investing in the Portfolios" above.

      Hybrid Instruments. Hybrid instruments are a form of a derivative and combine the elements of futures contracts or options with those of debt, preferred equity or a depositary instrument. They are often indexed to the price of a commodity, particular currency, or a domestic or foreign debt or equity security index. Examples of hybrid instruments include debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time or preferred stock with dividend rates determined by reference to the value of a currency.

      Hybrids may bear interest or pay dividends at below market (or even relatively nominal) rates. Under certain conditions, the redemption value of the instrument could be zero. Hybrids can have volatile prices and limited liquidity and their use by the Portfolio may not be successful.

      Illiquid and Restricted Securities. Each Portfolio may invest a portion of its assets in restricted and illiquid securities, which are investments that the Portfolio cannot easily resell within seven days at current value or that have contractual or legal restriction on resale. Restricted securities include those which are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and are purchased directly from the issuer or in the secondary market (private placements).

      If the Portfolio buys restricted or illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value or could have difficulty valuing these holdings precisely.

      In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

      Indexed Securities. A Portfolio may invest in indexed securities whose value is linked to foreign currencies, interest rates, commodities, indices or other financial indicators. Most indexed securities are short to intermediate term fixed income securities whose values at maturity (i.e., principal value) or interest rates rise or fall according to changes in the value of one or more specified underlying instruments. Indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself and could involve the loss of all or a portion of the principal amount of, or interest on, the instrument.

      Interest Rate Transactions. Interest rate transactions are hedging transactions such as interest rate swaps and the purchase or sale of interest rate caps and floors. They are used by a Portfolio in an attempt to protect the value of its investments from interest rate fluctuations. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The Adviser to the Portfolio enters into these transactions on behalf of the Portfolio primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio will not sell interest rate caps or floors that it does not own.

      There is the risk that the Adviser may incorrectly predict the direction of interest rates resulting in losses to the Portfolio.

      Investment Grade Debt Securities. Investment grade debt securities are securities rated in one of the four highest rating categories by S&P, Moody's or other nationally recognized rating agency. These securities are subject to interest rate risk and credit risk. Securities rated in the fourth investment category by a nationally recognized rating agency (e.g. BBB by S&P and Baa by Moody's) may have speculative characteristics.

      Investments in Other Investment Companies including Passive Foreign Investment Companies. When the Portfolio invests in another investment company, it must bear the management and other fees of the investment company, in addition to its own expenses. As a result, the Portfolio may be exposed to duplicate expenses which could lower its value. Investments in passive foreign investment companies also are subject to foreign investment risk.

      Passive foreign investment companies are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, royalties, rent, and annuities.

      Mortgage-backed Securities, including GNMA Certificates, Mortgage-backed Bonds and Stripped Mortgage-backed Securities. Mortgage-backed securities include securities backed by Ginnie Mae and Fannie Mae as well as by private issuers. These securities represent collections (pools) of commercial and residential mortgages. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

      These securities carry general fixed income security risks, such as credit risk and interest rate risk, as well as prepayment risk.

      Municipal Securities. Municipal securities are debt obligations issued by local, state and regional governments that provide interest income that is exempt from federal income tax. These securities are subject to interest rate risk and credit risk.

      Non-mortgage Asset-backed Securities. Non-mortgage asset-backed securities include equipment trust certificates and interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. This means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

      The value of some asset-backed securities may be particularly sensitive to changes in prevailing interest rates, and like other fixed income investments, the ability of the Portfolio to successfully use these instruments may depend in part upon the ability of an Adviser to forecast interest rates and other economic factors correctly.

      PIK (pay-in-kind) Debt Securities and Zero-Coupon Bonds. PIK debt securities are debt obligations which provide that the issuer may, at its option, pay interest on such bonds in cash or in the form of additional debt obligations. Such investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash.

      Zero-coupon bonds are bonds that provide for no current interest payment and are sold at a discount. These investments pay no interest in cash to its holder during its life and usually trade at a deep discount from their face or par value. These investments may experience greater volatility in market value due to changes in interest rates than debt obligations which make regular payments of interest. The Portfolio will accrue income on such investments for tax accounting purposes, as required, which is distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Portfolio's distribution obligations.

      These securities are subject to credit risk and interest rate risk.

      Preferred Stocks. Preferred stocks are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

      Preferred stocks are subject to market risk. In addition, because preferred stocks pay fixed dividends, an increase in interest rates may cause the price of a preferred stock to fall.

      Real Estate Investment Trusts. REITs are entities which invest in commercial and other real estate properties. Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; and increases in interest rates. In addition, equity REITs may be affected by changes in the values of the underlying property owned by the trusts, while mortgage real estate investment trusts may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects. Such REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), and to maintain exemption from the 1940 Act. In the event an issuer of debt securities collateralized by real estate defaults, it is conceivable that the REITs could end up holding the underlying real estate.

      Repurchase Agreements. Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash.

      Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

      Reverse Repurchase Agreements. Reverse repurchase agreements involve the sale of a security by a Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time.

      Reverse repurchase agreements will be used primarily to provide cash to satisfy unusually high redemption requests or for other temporary or emergency purposes. Reverse repurchase agreements are considered a form of borrowing by the Portfolio and, therefore, are a form of leverage. Leverage may cause any gains or losses of the Portfolio to be magnified.

      Rights and Warrants. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. These investments carry the risk that they may be worthless to the Portfolio at the time it may exercise its rights, due to the fact that the underlying securities have a market value less than the exercise price.

      Securities Loans. For purposes of realizing additional income, a Portfolio may lend securities to broker-dealers or institutional investors approved by the Board of Trustees. All securities loans will be made pursuant to agreement requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. The borrower pays to the Portfolio an amount equal to any dividends or interest received on loaned securities. The Portfolio retains all or a portion of the interest received on investment of cash collected or receives a fee from the borrower.

      The risk in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral, or in the recovery of the securities or possible loss of rights in their collateral should the borrower fail financially.

      Short Sales. Short sales are sales of securities that the seller does not own. The seller must borrow the securities to make delivery to the buyer. A short sale may be uncollateralized or against-the-box. A short sale is "against-the-box" if at all times when the short position is open, the seller owns an equal amount of the securities sold short or securities convertible into, or exchanged without further consideration for, securities of the same issue as the securities sold short.

      The price of securities purchased to replace borrowed securities sold short may be greater than proceeds received in the short sale resulting in a loss to the Portfolio.

      Structured Notes. A form of hybrid investment, structured notes are derivatives on which the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. Structured notes are interests in entities organized and operated for the purpose of restructuring the investment characteristics of debt obligations. Structured notes are typically sold in private placement transactions, and there currently is no active trading market for structured notes.

      Structured notes are also subject to credit risk and interest rate risk and can have volatile prices.

      U.S. Government Securities. U.S. Government securities include direct obligations of the U.S. Government that are supported by its full faith and credit, like Treasury bills and GNMA certificates. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. Government securities also include indirect obligations of the U.S. Government that are issued by federal agencies and government-sponsored entities, like bonds and notes issued by the Federal Home Loan Bank, Fannie Mae, and Sallie Mae. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. Government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

      U.S. Government securities are subject to interest rate risk. Credit risk is remote.

      Defensive Investments

      Under adverse market or economic conditions, a Portfolio could invest for temporary defensive purposes some or all of its assets in money market securities or utilize other investment strategies that may be inconsistent with a Portfolio's principal investment strategy. Although a Portfolio would employ these measures only in seeking to avoid losses, they could reduce the benefit from an upswing in the market or prevent the Portfolio from meeting its investment objective.

      Portfolio Turnover

      The Portfolios' Advisers will sell a security when they believe it is appropriate to do so, regardless of how long a Portfolio has owned that security. Buying and selling securities generally involves some expense to a Portfolio, such as commissions paid to brokers and other transaction costs. Generally speaking, the higher a Portfolio's annual portfolio turnover rate, the greater its brokerage costs. Increased brokerage costs may adversely affect a Portfolio's performance. The Portfolios, with the exception of MFS Research International Portfolio, PIMCO Total Return Portfolio and RCM Global Technology Portfolio generally intend to purchase securities for long-term investment and therefore will have a relatively low turnover rate. Annual turnover rate of 100% or more is considered high and will result in increased costs to the Portfolios. MFS Research International Portfolio, PIMCO Total Return Portfolio and RCM Global Technology Portfolio generally will have annual turnover rates of 100% or more.

      Downgrades in Fixed Income Debt Securities

      Unless required by applicable law, the Portfolios are not required to sell or dispose of any debt security that either loses its rating or has its rating reduced after a Portfolio purchases the security.

Management

      The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager and Advisers are expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of the Portfolios' assets by the Advisers. Information about the Trustees and executive officers of the Trust is contained in the SAI.

                                   The Manager

      Met Investors Advisory, LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of all of the Portfolios. The Manager selects and pays the fees of the Advisers for each of the Trust's Portfolios and monitors each Adviser's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

      As compensation for its services to the Portfolios, the Manager receives monthly compensation at an annual rate of a percentage of' the average daily net assets of each Portfolio. The advisory fees for each Portfolio are:

---------------------------------------------------------------------------------------------------
Portfolio                                         Advisory Fee
---------------------------------------------------------------------------------------------------
Lord Abbett Bond Debenture Portfolio              0.60% of first $250 million of such assets plus
                                                  0.55% of such assets over $250 million up to
                                                  $500 million plus 0.50% of such assets over
                                                  $500 million up to $1 billion plus 0.45% of
                                                  such assets over $1 billion

---------------------------------------------------------------------------------------------------
Lord Abbett Growth and Income Portfolio           0.60% of first $800 million of such assets plus
                                                  0.55% of such assets over $800 million up to
                                                  $1.5 billion plus 0.45% of such assets over $1.5
                                                  billion

---------------------------------------------------------------------------------------------------
MFS Research International Portfolio              0.80% of first $200 million of such assets plus
                                                  0.75% of such assets over $200 million up to
                                                  $500 million plus 0.70% of such assets over
                                                  $500 million up to $1 billion plus 0.65% of
                                                  such assets over $1 billion

---------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Portfolio        0.65% of first $150 million of such assets plus
                                                  0.625% of such assets over $150 million up to
                                                  $300 million plus 0.60% of such assets over
                                                  $300 million up to $500 million plus 0.55% of
                                                  such assets over $500 million

---------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                      0.50%

---------------------------------------------------------------------------------------------------
RCM Global Technology Portfolio                 0.90% of first $500 million of such assets plus
                                                0.85% of such assets over $500 million
---------------------------------------------------------------------------------------------------


      A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager and the investment advisory agreements with the Advisers is available in the SAI.

Expense Limitation Agreement

      In the interest of limiting expenses of certain Portfolios until April 30, 2006, the Manager has entered into an expense limitation agreement with the Trust ("Expense Limitation Agreement"). Pursuant to that Expense Limitation Agreement, the Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses of the Portfolios set forth below other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act are limited to the following respective expense ratios:

Expense Limitation Provisions

------------------------------------------------------------------------------
                                          Total Expenses Limited
Portfolios                               to (% of daily net assets)
------------------------------------------------------------------------------
MFS Research International                          1.00%

Oppenheimer Capital Appreciation                    0.75%

RCM Global Technology                               1.10%

      Each Portfolio may at a later date reimburse to the Manager the management fees waived or limited and other expenses assumed and paid by the Manager pursuant to the Expense Limitation Agreement provided such Portfolio has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the percentage limits stated above. Consequently, no reimbursement by a Portfolio will be made unless:
(i) the Portfolio's total annual expense ratio is less than the respective percentages stated above; and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees.

      The total amount of reimbursement to which the Manager may be entitled will equal, at any time, the sum of (i) all investment management fees previously waived or reduced by the Manager and (ii) all other payments previously remitted by the Manager to the Portfolio during any of the previous five fiscal years, less any reimbursement that the Portfolio has previously paid to the Manager with respect to (a) such investment management fees previously waived or reduced and (b) such other payments previously remitted by the Manager to the Portfolio.

                                  The Advisers

      Under the terms of the agreements between each Adviser and the Manager, the Adviser will develop a plan for investing the assets of each Portfolio, select the assets to be purchased and sold by each Portfolio, select the broker-dealer or broker-dealers through which the Portfolio will buy and sell its assets, and negotiate the payment of commissions, if any, to those broker-dealers. Each Adviser follows the investment policies set by the Manager and the Board of Trustees for each of the Portfolios. Day-to-day management of the investments in each Portfolio is the responsibility of the Adviser's portfolio managers. The portfolio managers of each Portfolio are indicated below following a brief description of each Adviser. The SAI provides additional information about each committee member's or portfolio manager's compensation, other accounts managed and the person's ownership of securities in the Portfolio.

      The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated investment adviser for a Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing Adviser or as an additional Adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing Adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the Adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new Adviser that normally is provided in a proxy statement.

      The Manager pays each Adviser a fee based on the Portfolio's average daily net assets. No Portfolio is responsible for the fees paid to each of the Advisers.

LORD, ABBETT & CO. LLC ("Lord Abbett"), 90 Hudson Street, Jersey City, New Jersey 07302, is the Adviser to the Lord Abbett Bond Debenture and Lord Abbett Growth and Income Portfolios of the Trust. Lord Abbett has been an investment manager for over 70 years and as of December 31, 2004 managed approximately $93 billion in a family of mutual funds and other advisory accounts.

Lord Abbett Bond Debenture Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. Christopher J. Towle, Partner and Investment Manager of Lord Abbett, heads the team and is primarily responsible for the day-to-day management of the Portfolio. Mr. Towle has been with Lord Abbett since 1987.

Lord Abbett Growth and Income Portfolio

o Lord Abbett uses a team of investment managers and analysts acting together to manage the Portfolio's investments. The portfolio is headed by Robert G. Morris, W. Thomas Hudson and Eli Salzmann who are jointly and primarily responsible for the day-to-day management of the Portfolio. Mr. Morris, Partner and Director of Equity Investments, joined Lord Abbett in 1991. Mr. Hudson, Partner and Investment Manager, joined Lord Abbett in 1982. Mr. Salzmann, Partner and Director of Institutional Equity Investments, joined Lord Abbett in 1997.

MASSACHUSETTS FINANCIAL SERVICES COMPANY ("MFS"), 500 Boylston Street, Boston, Massachusetts 02116, is the Adviser to the MFS Research International Portfolio of the Trust. MFS is America's oldest mutual fund organization. MFS is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which in turn is an indirect wholly-owned subsidiary of Sun Life Financial Services of Canada, Inc. (a diversified financial services organization). MFS and its predecessor organizations have a history of money management dating from 1924 and the founding of the first mutual fund, Massachusetts Investors Trust. Net assets under the management of the MFS organization were approximately $140.3 billion as of December 31, 2004.

o The Portfolio is managed by a committee of research analysts under the general supervision of Thomas Melendez and Jose Luiz Garcia.

            Mr. Melendez, Vice President of MFS, joined MFS in 2002 as an associate portfolio manager with more than ten years experience, including three years as an Emerging Market Product Specialist for Schroders North America, two years as a General Manager for Schroders Argentina and three years as a Vice President, Latin American Fund Manager for Schroders Capital Management International, London.

            Mr. Garcia, Vice President of MFS and global equity research analyst, joined MFS in 2002. Prior to joining MFS, Mr. Garcia was Chief Executive Officer of Telefonica B2B in Mexico City for two years and for two years prior to that position, Principal of Texas Pacific Group.

OPPENHEIMERFUNDS, INC. ("Oppenheimer"), Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281, is the Adviser to the Oppenheimer Capital Appreciation Portfolio of the Trust. Oppenheimer has been an investment adviser since January 1960. Oppenheimer (including affiliates) managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts.

o Jane Putnam, Vice President and Manager. Ms. Putnam has been associated with Oppenheimer as a portfolio manager since July 1995.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO"), 840 Newport Center Drive, Newport Beach, California 92660, is the Adviser to the PIMCO Total Return Portfolio of the Trust. PIMCO, a Delaware limited liability company, is a majority-owned subsidiary of Allianz Global Investors of America L.P. ("AGI LP"). Allianz Aktiengesellschaft ("Allianz AG") is the indirect majority owner of AGI LP. Allianz is a European-based, multinational insurance and financial services holding company. Pacific Life Insurance Company holds an indirect minority interest in AGI LP. As of December 31, 2004, PIMCO had approximately $446 billion in assets under management.

PIMCO Total Return Portfolio

o Pasi Hamalainen is responsible for the day-to-day management of the Portfolio's assets. William H. Gross heads PIMCO's investment committee, which is responsible for the development of major investment themes and which sets targets for various portfolio characteristics in accounts managed by PIMCO, including the Portfolio. Pasi Hamalainen, Managing Director, generalist portfolio manager, member of PIMCO's investment committee and head of risk oversight, joined PIMCO in 1994.

o William H. Gross, CFA, Managing Director and chief investment officer, was a founding partner of PIMCO in 1971.

RCM CAPITAL MANAGEMENT LLC ("RCM"), a subsidiary of AGI LP, Suite 2900, Four Embarcadero Center, San Francisco, California 94111 Avenue of the Americas, 50th Floor, New York, New York 10105, is the Adviser to the RCM Global Technology Portfolio of the Trust. Originally founded in 1970, RCM provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. RCM is an indirect subsidiary of Allianz AG. As of December 31, 2004, RCM had over $22.7 billion in assets under management.

o Walter C. Price, CFA, Co-Portfolio Manager, is a Managing Director and Senior Analyst on the Global Technology Team. Mr. Price joined RCM in 1974.

o Huachen Chen, CFA, Co-Portfolio Manager is a Senior Portfolio Manager with RCM. Mr. Chen joined RCM in 1984.

PRIOR EXPERIENCE WITH COMPARABLE FUND

      The RCM Global Technology Portfolio and the Allianz RCM Global Technology Fund, which is also advised by RCM, have substantially similar investment objectives, policies, and strategies. RCM began managing the Portfolio in January 2005. In order to provide you with information regarding the investment capabilities of RCM, performance information regarding the Allianz RCM Global Technology Fund is presented. Such performance information should not be relied upon as an indication of the future performance of the Portfolio because, among other things, the asset sizes and expenses of Allianz RCM Global Technology Fund and the Portfolio will vary.

      The table below compares the Allianz RCM Global Technology Fund's average annual compounded total returns for the 1- and 5- year periods and since inception on 12/31/95 through 12/31/04 with the NASDAQ Composite Index, an unmanaged market-value weighted index of all common stocks on the NASDAQ Stock Market. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index. The calculations of total return assume the reinvestment of all dividends and capital gain distributions and the deduction of all recurring expenses that were charged to shareholder accounts. These figures do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower.

---------------------------------------------------------------------------------------------------------------
                                                                 Average Annual Total Return as of 12/31/04
                                                                 ------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                1 Year        5 Year        Since Inception
---------------------------------------------------------------------------------------------------------------
Allianz RCM Global Technology Fund - Class I shares             17.93%        -9.17%            18.29%
---------------------------------------------------------------------------------------------------------------
NASDAQ Composite Index                                           8.60%       -11.76%             8.41%
---------------------------------------------------------------------------------------------------------------

YOUR INVESTMENT

Shareholder Information

      The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

      However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

      Disclosure of Portfolio Holdings

      Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.

      A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

      Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year (except in the case of the Money Market Portfolio whose dividends are declared daily and paid monthly) and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

      All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

      Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

      Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

      Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

      Section 817(h) of the Code and the regulations thereunder impose "diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests. See the prospectus for the Contracts.

      The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

      The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

      The Trust does not sell its shares directly to the public. The Trust continuously sells Class A shares shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. Class B and Class E shares of the Portfolios are not being offered by this Prospectus. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

      MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio determined on that same date. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

      The Portfolios are available is investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transactions costs for a Portfolio and could require the Adviser to maintain increased cash reserves, which could harm performance in rising markets.

      Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. (However, certain sales or other charges may apply to the Contract, as described in the Contract prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

Market Timing

      The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.

      The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.

      If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.

      Limitations on the Trust's Ability to Detect and Deter Market Timing

      The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

      Risks Associated With Market Timing Generally

      While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

      Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.

      A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.

      Valuation of Shares

      Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

      Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.

      Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that investment company.

      Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

      Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FINANCIAL HIGHLIGHTS

      The following financial highlights tables are intended to help you understand each Portfolio's Class A shares financial performance for the past 5 years (or for its period of operation in the case of Portfolios that have operated for less than 5 years). Certain information reflects financial results for a single Portfolio share. Total return in each table shows how much an investment in a Portfolio would have increased (or decreased) during each period (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report is included in the Annual Report of the Trust, which is available upon request.

Lord Abbett Bond Debenture Portfolio*
Class A

                                                                For the Years Ended December 31,
                                                                --------------------------------

                                                 2004(a)       2003(a)       2002(a)       2001(a)       2000
                                                 ------        ------        ------        ------        ------
NET ASSET VALUE, BEGINNING OF PERIOD ........    $12.04        $10.24        $11.22        $11.75        $12.48
                                                 ------        ------        ------        ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................      0.70          0.73          0.77          0.90          1.00
Net realized and unrealized gains (losses) ..      0.31          1.27         (0.79)        (0.48)        (0.90)
                                                 ------        ------        ------        ------        ------
TOTAL FROM INVESTMENT OPERATIONS ............      1.01          2.00         (0.02)         0.42          0.10
                                                 ------        ------        ------        ------        ------
DISTRIBUTIONS:
Dividends from net investment income ........     (0.42)        (0.20)        (0.96)        (0.95)        (0.83)
Distributions from net realized capital gains        --            --            --            --            --
TOTAL DISTRIBUTIONS .........................     (0.42)        (0.20)        (0.96)        (0.95)        (0.83)
                                                 ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD ..............    $12.63        $12.04        $10.24        $11.22        $11.75
                                                 ------        ------        ------        ------        ------
TOTAL RETURN ................................      8.43%        19.52%        (0.39)%        3.76%         0.87%
                                                 ------        ------        ------        ------        ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .....    $520.3        $234.6        $202.1        $154.2        $155.2
RATIOS TO AVERAGE NET ASSETS(1):
Expenses ....................................      0.63%         0.70%         0.70%         0.72%         0.85%
Net investment income .......................      5.65%         6.52%         7.43%         7.76%         7.78%
PORTFOLIO TURNOVER RATE .....................      39.8%         36.9%         45.8%         66.2%         64.9%

(1)   Ratio of Operating Expenses to Average
      Net Assets Before Reimbursement By
      Manager:                                      N/A          0.67%+        0.77%         0.75%          0.86%

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Bond Debenture Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Bond Debenture Portfolio.

+ Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

Lord Abbett Growth and Income Portfolio*
Class A

                        For the Years Ended December 31,
                        --------------------------------

                                                           2004(a)        2003(a)        2002(a)        2001(a)      2000
                                                           -------        -------        -------        -------      ----
NET ASSET VALUE, BEGINNING OF PERIOD ..................  $   24.41      $   18.86      $   25.05      $   26.82    $   24.07
                                                         ---------      ---------      ---------      ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income .................................       0.33           0.23           0.21           0.25         0.00+
Net realized and unrealized gains
(losses) ..............................................       2.82           5.56          (4.67)         (1.80)        3.26
                                                         ---------      ---------      ---------      ---------    ---------
TOTAL FROM INVESTMENT OPERATIONS ......................       3.15           5.79          (4.46)         (1.55)        3.26
                                                         ---------      ---------      ---------      ---------    ---------
DISTRIBUTIONS:

Dividends from net investment income ..................      (0.12)         (0.24)         (0.21)         (0.22)       (0.28)

Distributions from net realized capital gains .........         --             --          (1.52)            --        (0.33)
                                                         ---------      ---------      ---------      ---------    ---------

TOTAL DISTRIBUTIONS ...................................      (0.12)         (0.24)         (1.73)         (0.22)       (0.51)
                                                         ---------      ---------      ---------      ---------    ---------

NET ASSET VALUE, END OF PERIOD ........................  $   27.44      $   24.41      $   18.86      $   25.05    $   26.82
                                                         ---------      ---------      ---------      ---------    ---------

TOTAL RETURN ..........................................      12.92%         31.06%        (17.95)%        (5.77)%      14.68%
                                                         ---------      ---------      ---------      ---------    ---------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ...............  $ 1,867.5      $ 1,167.7      $   890.2      $ 1,205.5    $   944.6

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ..............................................       0.57%          0.62%          0.65%          0.64%        0.70%

Net investment income .................................       1.30%          1.13%          0.94%          1.04%        1.32%

PORTFOLIO TURNOVER RATE ...............................       29.7%          37.0%          55.4%          69.7%        51.7%

---------------

(1) Ratio of Operating Expenses to Average Net
Assets Before Reimbursement by the Manager:                  0.56%          0.62%          0.67%          0.64%         N/A

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                       N/A           0.61%          0.63%           N/A          N/A

* On February 12, 2001, the Portfolio received, through a plan of reorganization, all of the assets and assumed the identified liabilities of the Lord Abbett Growth and Income Portfolio, a portfolio of Cova Series Trust, that followed the same investment objective as the Portfolio. The information for each of the periods prior to February 12, 2001 is that of the predecessor Lord Abbett Growth and Income Portfolio.

+     Rounds to less than $0.005 per share.

N/A   Not applicable

(a) Net investment income per share was calculated using average shares outstanding.

MFS Research International Portfolio
Class A

                                             For the Years Ended December 31,
                                             --------------------------------
                                                                              For the period from
                                                                                  May 1, 2001
                                                                                (commencement of
                                                                                  operations) to
                                                2004(a)    2003(a)  2002(a)    December 31, 2001(a)
                                                -------    -------  -------    --------------------
NET ASSET VALUE, BEGINNING OF PERIOD ..........  $ 9.81    $ 7.49    $ 8.48           $ 9.55
                                                 ------    ------    ------           ------

INCOME FROM INVESTMENT OPERATIONS:

Net investment income (loss) ..................    0.08      0.06      0.06            (0.01)

Net realized and unrealized gains
(losses) ......................................    1.85      2.34     (1.04)           (1.04)
                                                 ------    ------    ------           ------

TOTAL FROM INVESTMENT OPERATIONS ..............    1.93      2.40     (0.98)           (1.05)
                                                 ------    ------    ------           ------

DISTRIBUTIONS:

Dividends from net investment income ..........      --     (0.08)    (0.01)           (0.02)

Distributions from net realized
capital gains .................................   (0.02)       --        --               --
                                                 ------    ------    ------           ------

TOTAL DISTRIBUTIONS ...........................   (0.02)    (0.08)    (0.01)           (0.02)
                                                 ------    ------    ------           ------

NET ASSET VALUE, END OF PERIOD ................  $11.72    $ 9.81    $ 7.49           $ 8.48
                                                 ------    ------    ------           ------

TOTAL RETURN ..................................   19.72%    32.20%   (11.52)%         (11.04)%+
                                                 ------    ------    ------           ------

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .......  $304.0    $ 67.3    $  9.4           $  3.7

RATIOS TO AVERAGE NET ASSETS(1):

Expenses ......................................    1.06%     1.09%     1.00%            1.00%++

Net investment income (loss) ..................    0.75%     0.68%     0.73%           (0.01)%++

PORTFOLIO TURNOVER RATE .......................    98.5%     99.0%    114.1%           133.6%+

---------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by the Manager:    0.94%     1.11%     1.86%            5.08%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                               N/A      1.09%     1.00%             N/A

+     Non-annualized

++    Annualized

N/A   Not Applicable

(a) Net investment income per share was calculated using average shares outstanding.

Oppenheimer Capital Appreciation Portfolio

Class A

                        For the Years Ended December 31,
                        --------------------------------

                                                                  For the period from
                                                                    January 2, 2002
                                                                   (commencement of
                                                                    operations) to
                                               2004(a)  2003(a)    December 31, 2002(a)
                                               -------  -------    -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ........  $ 8.33    $ 6.47         $ 8.57
                                               ------    ------         ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income .......................    0.07      0.01           0.01

Net realized and unrealized gains
(losses) ....................................    0.47      1.85          (2.11)
                                               ------    ------         ------

TOTAL FROM INVESTMENT OPERATIONS ............    0.54      1.86          (2.10)
                                               ------    ------         ------
DISTRIBUTIONS:

Dividends from net investment income ........   (0.06)       --          (0.00)+++

Distributions from net realized capital gains   (0.45)       --             --
                                               ------    ------         ------

TOTAL DISTRIBUTIONS .........................   (0.51)       --          (0.00)+++
                                               ------    ------         ------

NET ASSET VALUE, END OF PERIOD ..............  $ 8.36    $ 8.33         $ 6.47
                                               ------    ------         ------

TOTAL RETURN ................................    6.70%    28.75%        (24.47)%+
                                               ------    ------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .....  $298.0    $  0.2         $  0.7

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ....................................    0.68%     0.72%          0.75%++

Net investment income .......................    0.90%     0.07%          0.17%++

PORTFOLIO TURNOVER RATE .....................    65.3%     36.6%          20.6%+

---------------

(1) Ratio of Operating Expenses to Average
Net Assets Before Reimbursement by
the Manager:                                     0.69%     0.75%          0.99%++

Ratio of Expenses to Average Net Assets
After Broker Rebates:                             N/A      0.72%           N/A

+     Non-annualized

++    Annualized

+++   Rounds to less than $0.005 per share.

N/A   Not Applicable

(a) Net investments income per share was calculated using average shares outstanding.

PIMCO Total Return Portfolio

Class A

                                                For the Years Ended December 31,
                                                --------------------------------

                                                                                  For the period from
                                                                                       May 1, 2001
                                                                                    (commencement of
                                                                                     operations) to
                                                 2004(a)     2003(a)      2002(a)  December 31, 2001(a)
                                                 -------     -------      -------  -----------------
NET ASSET VALUE, BEGINNING OF PERIOD .........   $ 11.61     $ 11.34      $ 10.35        $ 10.03
                                                 -------     -------      -------        -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income ........................      0.20        0.28         0.33           0.27

Net realized and unrealized gains ............      0.40        0.23         0.66           0.40
                                                 -------     -------      -------        -------

TOTAL FROM INVESTMENT OPERATIONS .............      0.60        0.51         0.99           0.67
                                                 -------     -------      -------        -------
DISTRIBUTIONS:

Dividends from net investment income .........     (0.81)      (0.13)          --          (0.20)

Distributions from net realized capital gains         --       (0.11)          --          (0.15)
                                                 -------     -------      -------        -------

TOTAL DISTRIBUTIONS ..........................     (0.81)      (0.24)          --          (0.35)
                                                 -------     -------      -------        -------

NET ASSET VALUE, END OF PERIOD ...............   $ 11.40     $ 11.61      $ 11.34        $ 10.35
                                                 -------     -------      -------        -------

TOTAL RETURN .................................      5.25%       4.53%        9.57%          6.68%+
                                                 -------     -------      -------        -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) ......   $ 578.0     $ 194.5      $ 155.0        $  59.1

RATIOS TO AVERAGE NET ASSETS (1):

Expenses .....................................      0.57%       0.59%        0.65%          0.65%++

Net investment income ........................      1.69%       2.43%        3.06%          3.76%++

PORTFOLIO TURNOVER RATE ......................     416.0%      547.1%       474.4%         346.0%+

---------------

(1) Ratio of Operating Expenses to Average Net
Assets Before Reimbursement by the Manager: ..       N/A        0.57%*       0.64%*         1.15%++

+     Non-annualized

++    Annualized

* Excludes effect of deferred expense reimbursement by the Portfolio to the Manager.

(a) Net investment income per share was calculated using average shares outstanding.

RCM Global Technology Portfolio
(formerly PIMCO PEA Innovation Portfolio)*

Class A

                                                        For the Years Ended December 31,
                                                        --------------------------------

                                                                                         For the period from
                                                                                             May 1, 2001
                                                                                          (commencement of
                                                                                            operations) to
                                                        2004(a)     2003(a)     2002(a)   December 31, 2001(a)
                                                        -------     -------     -------   -----------------
NET ASSET VALUE, BEGINNING OF PERIOD ................   $  4.83     $  3.06     $  6.18         $  8.06
                                                        -------     -------     -------         -------
INCOME FROM INVESTMENT OPERATIONS:

Net investment loss .................................     (0.02)      (0.04)      (0.04)          (0.04)

Net realized and unrealized gains (losses) ..........     (0.19)       1.81       (3.08)          (1.84)
                                                        -------     -------     -------         -------

TOTAL FROM INVESTMENT OPERATIONS ....................     (0.21)       1.77       (3.12)          (1.88)
                                                        -------     -------     -------         -------

NET ASSET VALUE, END OF PERIOD ......................   $  4.62     $  4.83     $  3.06         $  6.18
                                                        -------     -------     -------         -------

TOTAL RETURN ........................................     (4.28%)     57.84%     (50.49)%        (23.33)%+
                                                        -------     -------     -------         -------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (In millions) .............   $  81.8     $  47.2     $  13.0         $  16.1

RATIOS TO AVERAGE NET ASSETS (1):
Expenses ............................................      0.96%       1.10%       1.10%           1.10%++

Net investment loss .................................     (0.45)%     (0.89)%     (0.90)%         (0.90)%++

PORTFOLIO TURNOVER RATE .............................     173.0%      313.0%      227.2%          346.9%+

---------------

(1) Ratio of Operating Expenses to Average Net Assets
 Before Reimbursement by the Manager:                       N/A        1.26%       1.73%           3.97%++

Ratio of Expenses to Average Net Assets After Broker
Rebates:                                                    N/A        1.04%       1.04%            N/A

* Effective May 1, 2004, the Portfolio changed its name from PIMCO Innovation Portfolio to PIMCO PEA Innovation Portfolio. Effective May 1, 2005, the Portfolio changed its name to RCM Global Technology Portfolio.

+     Non-annualized

++    Annualized

N/A   Not applicable

(a) Net investment loss per share was calculated using average shares outstanding.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

      Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

      Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854

Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):

o  In person     Review and copy documents in the SEC's Public Reference Room in
                 Washington, D.C. (for information call 202-942-8090).

o  On line       Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.

o  By mail       Request documents, upon payment of a duplicating fee, by
                 writing to SEC, Public Reference Section, Washington, D.C.
                 20549 or by e-mailing the SEC at publicinfo@sec.gov.



                              SEC FILE # 811-10183

                                  [FRONT COVER]




                           Met Investors Series Trust


                          Met/American Growth Portfolio
                      Met/American Growth-Income Portfolio
                      Met/American International Portfolio
                           Met/American Bond Portfolio

                           Class A, B, C and E Shares

                                   Prospectus

                                   May 1, 2005

        Like all securities, these securities have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities
 and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                               Table of Contents

                                                                                                               Page


INTRODUCTION......................................................................................................3
         Understanding the Trust..................................................................................3
         Understanding the Portfolios.............................................................................3
THE PORTFOLIOS....................................................................................................5
         Investment Summary.......................................................................................5
                  Met/American Growth Portfolio...................................................................7
                  Met/American Growth-Income Portfolio...........................................................10
                  Met/American International Portfolio...........................................................13
                  Met/American Bond Portfolio....................................................................16
         Primary Risks of Investing in the Portfolios............................................................19
         Additional Investment Strategies........................................................................22
         Management..............................................................................................23
                  The Portfolios' Manager........................................................................23
                  The Master Funds' Investment Adviser...........................................................25
                  Distribution Plans.............................................................................33
YOUR INVESTMENT..................................................................................................34
         Shareholder Information.................................................................................34
         Dividends, Distributions and Taxes......................................................................34
         Sales and Purchases of Shares...........................................................................36
FOR MORE INFORMATION.............................................................................................40



INTRODUCTION

     Understanding the Trust

     Met  Investors  Series  Trust  (the  "Trust")  is  an  open-end  management investment  company  that  offers  a  selection  of  thirty  managed  investment portfolios or mutual funds, only four of which are offered through this Prospectus (the "Portfolios"). Each of the four Portfolios described in this
Prospectus has its own investment objective designed to meet different investment goals. Please see the Investment Summary section of this Prospectus for specific information on each Portfolio.

Investing Through a Variable Insurance Contract

     Class A, Class B, Class C and Class E shares of the Portfolios are currently only sold to separate accounts of Metropolitan Life Insurance Company and certain of its affiliates (collectively, "MetLife") to fund the benefits under certain individual flexible premium variable life insurance policies and individual and group variable annuity contracts (collectively, "Contracts").

     As a Contract owner, your premium payments are allocated to one or more of the Portfolios in accordance with your Contract.

     A particular Portfolio or class of a Portfolio of the Trust may not be available under the Contract you have chosen. The prospectus for the Contracts shows the Portfolios and classes available to you. Please read this Prospectus carefully before selecting a Portfolio. It provides information to assist you in your decision. If you would like additional information about a Portfolio, please request a copy of the Statement of Additional Information ("SAI"). For details about how to obtain a copy of the SAI and other reports and information, see the back cover of this Prospectus. The SAI is incorporated by reference into this Prospectus.

[SIDE BAR:

     Please see the Contract prospectus that accompanies this Prospectus for a detailed explanation of your Contract.]

     Understanding the Portfolios

Master-Feeder Structure

     Each Portfolio described in this Prospectus operates as a "feeder fund" which means that the Portfolio does not buy investment securities directly. Instead, it invests in a "master fund" which in turn purchases investment securities. Each Portfolio has essentially the same investment objective and limitations as its master fund. Each master fund is a series of American Funds Insurance Series ("American Funds") (each a "Master Fund"). Each Master Fund has other shareholders, each of whom will pay their proportionate share of the Master Fund's expenses. Each Portfolio will purchase Class 2 shares of its corresponding Master Fund as set forth below:

         Trust Portfolio                            American Funds Master Fund

         Met/American Growth Portfolio              Growth Fund
         Met/American Growth-Income Portfolio       Growth-Income Fund
         Met/American International Portfolio       International Fund
         Met/American Bond Portfolio                Bond Fund


     THE PROSPECTUS FOR THE AMERICAN FUNDS MASTER FUNDS IS DELIVERED TOGETHER WITH THIS PROSPECTUS. The statement of additional information of the American Funds Master Funds is available upon request as described on the back cover.

     After this Introduction you will find an Investment Summary for each Portfolio. Each Investment Summary presents important facts about a Portfolio and its corresponding Master Fund, including information about its investment objective, principal investment strategy, primary risks, fees and expenses and past performance.

THE PORTFOLIOS

     Investment Summary

Each Portfolio's summary discusses the following :

     o    Investment Objective

          What is the Portfolio's investment goal?

     o    Principal Investment Strategy

          How does the Portfolio attempt to achieve its investment goal? What types of investments does it contain? What style of investing and investment philosophy does it follow?

     o    Primary Risks

          What are the specific risks of investing in the Portfolio?

     o    Past Performance

          How well has the Portfolio performed over time?

     o    Fees and Expenses

          What is the cost of investing in the Portfolio?

     [SIDE BAR: Each Portfolio in this Prospectus is a mutual fund: a pooled investment that is professionally managed and that gives you the opportunity to participate in financial markets. Each Portfolio strives to reach its stated investment objective, which can be changed without shareholder approval. As with all mutual funds, there is no guarantee that a Portfolio will achieve its investment objective.]

     Each Portfolio has a stated investment objective which is the same as the objective of the corresponding Master Fund in which it invests. Each Master Fund pursues this investment objective through separate investment strategies or policies. There can be no assurance that the Portfolio or its Master Fund will achieve its investment objective.

     In addition to its principal investment strategy, each Portfolio and corresponding Master Fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Portfolio or Master Fund and therefore are not described in the Investment Summary section of the Prospectus. These other securities and investment techniques and practices in which a Portfolio or Master Fund may engage, together with their risks, are briefly discussed in "Additional Investment Strategies" in this Prospectus and in the statement of additional information of the Master Funds.



     [SIDE BAR: A Master Fund's investment adviser may sell a portfolio security when the value of the investment reaches or exceeds its estimated fair value, to take advantage of more attractive fixed income yield opportunities, when the issuer's investment fundamentals begin to deteriorate, when the Master Fund must meet redemptions, or for other investment reasons. A Portfolio will redeem shares of its corresponding Master Fund when the Portfolio must meet redemptions.]

     Following the Investment Summary is the section entitled "Primary Risks of Investing in the Portfolios" which lists some of the factors that may affect the value of a Portfolio's investments. You can lose money by investing in the Portfolios.

     The SAI provides more detailed information regarding the various types of securities that a Portfolio may purchase and certain investment techniques and practices of the Portfolio's Manager.

     The Contracts may be sold by banks. An investment in a Portfolio of the Trust through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance
Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

                          Met/American Growth Portfolio


Investment Objective:

To seek to achieve growth of capital.

Principal Investment Strategy:

     The Met/American Growth Portfolio invests all of its assets in Class 2 shares of the Growth Fund, a series of American Funds (the "Growth Fund"). The Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Growth Fund may invest up to 15% of its assets in equity securities of issuers domiciled outside the U.S. and Canada and not included in the Standard & Poor's 500 Composite Index ("S&P 500 Index").

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

     As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

     For information on the Growth Fund's performance, see page 26.

[SIDE BAR:

         Portfolio Management of the Growth Fund:

o        Capital Research and Management Company
           see page 25]



Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)*


   -------------------------------------- ------------------- --------------- ------------------ ---------------
                                               Class A           Class B           Class C          Class E
                                               -------           -------           -------          -------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------

   Management Fees                              0.35%            0.35%           0.35%            0.35%
                                                 =====             =====            =====             =

   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   Distribution and/or Service (12b-1)          0.25%             0.50%             0.55%            0.40%
   Fees
   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------

   Other Expenses(1)                            0.06%            0.06%           0.06%            0.06%
                                                 =====             =====            =====             =

   -------------------------------------- ------------------- --------------- ------------------ ---------------
   -------------------------------------- ------------------- --------------- ------------------ ---------------

   Total Annual Portfolio Operating             0.66%            0.91%           0.96%            0.81%
                                                 =====             =====            =====             =

   Expenses(1)
   -------------------------------------- ------------------- --------------- ------------------ ---------------


*The table and the Example below reflect the aggregate annual operating expenses of the Portfolio and the Growth Fund. The Growth Fund's fees and expenses are for the fiscal year ended December 31, 2004.


(1) Met Investors Advisory LLC (the "Manager") has agreed to voluntarily waive 0.05% of the Portfolio's Other Expenses. 0.01% of such Other Expenses are attributable to the Growth Fund. Such voluntary waiver may be discontinued at any time. Giving effect to such waiver, Total Annual Portfolio Operating Expenses for Class A, B, C and E shares would be 0.61%, 0.86%, 0.91%, 0.76%, respectively.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.

         Example of Portfolio Expenses

-------------------- --------------------- ---------------------- --------------------- ----------------------
                           Class A                Class B               Class C                Class E
                           -------                -------               -------                -------
-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

1 Year                       $68                  $93                   $98                  $83
                              ===                   ===                    ===

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

3 Years                     $212                  $291                 $307                  $260
                             ====                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------


                      Met/American Growth-Income Portfolio


Investment Objective:

To seek to achieve growth of capital and provide income over time.

Principal Investment Strategy:

     The Met/American Growth-Income Portfolio invests all of its assets in Class 2 shares of the Growth-Income Fund, a series of American Funds (the "Growth-Income Fund"). The Growth-Income Fund invests primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The Growth-Income Fund may invest a portion of its assets in securities of issuers domiciled outside the U.S. and not included in the S&P 500 Index.

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

     As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

     For information on the Growth-Income Fund's performance, see page 28.

[SIDE BAR:

         Portfolio Management of the Growth-Income Fund:

o        Capital Research and Management Company
           see page 25]


Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)*

  --------------------------------------- ------------------ ---------------- ------------------- -----------------
                                               Class A           Class B           Class C            Class E
                                               -------           -------           -------            -------
  --------------------------------------- ------------------ ---------------- ------------------- -----------------
  --------------------------------------- ------------------ ---------------- ------------------- -----------------

  Management Fees                              0.28%            0.28%             0.28%             0.28%
                                                =====             =====              =====          ====

  --------------------------------------- ------------------ ---------------- ------------------- -----------------
  --------------------------------------- ------------------ ---------------- ------------------- -----------------
  Distribution and/or Service (12b-1)           0.25%             0.50%             0.55%              0.40%
  Fees
  --------------------------------------- ------------------ ---------------- ------------------- -----------------
  --------------------------------------- ------------------ ---------------- ------------------- -----------------

  Other Expenses(1)                            0.07%            0.07%             0.07%             0.07%
                                                =====             =====              =====          ====

  --------------------------------------- ------------------ ---------------- ------------------- -----------------
  --------------------------------------- ------------------ ---------------- ------------------- -----------------

  Total Annual Portfolio Operating             0.60%            0.85%             0.90%             0.75%
                                                =====             =====              =====          ====

  Expenses(1)
  --------------------------------------- ------------------ ---------------- ------------------- -----------------


*The table and the Example below reflect the aggregate annual operating expenses of the Portfolio and the Growth-Income Fund. The Growth-Income Fund's fees and expenses are for the fiscal year ended December 31, 2004.


(1) The Manager has agreed to voluntarily waive 0.05% of the Portfolio's Other Expenses. 0.02% of such Other Expenses are attributable to the Growth-Income Fund. Such voluntary waiver may be discontinued at any time. Giving effect to such waiver, Total Annual Portfolio Operating Expenses for Class A, B, C and E shares would be 0.55%, 0.80%,0.85% and 0.70%, respectively.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

-------------------- --------------------- ---------------------- --------------------- ----------------------
                           Class A                Class B               Class C                Class E
                           -------                -------               -------                -------
-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

1 Year                       $62                  $87                   $92                      $77
                              ===                 ===                    ===                    ====

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

3 Years                     $193                  $292                 $288                     $241
                             ====                 ====                  ====                    ====

-------------------- --------------------- ---------------------- --------------------- ----------------------

                      Met/American International Portfolio


Investment Objective:

To seek to achieve growth of capital.

Principal Investment Strategy:

     The Met/American Portfolio invests all of its assets in the Class 2 shares of International Fund, a series of American Funds (the "International Fund"). The International Fund invests primarily in common stocks of companies located outside the United States.

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Foreign investment risk

o        Market capitalization risk

o        Investment style risk


Past Performance:

     As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

     For information on the International Fund's performance, see page 30.

[SIDE BAR:

     Portfolio Management of the International Fund:

o        Capital Research and Management Company
            see page 25]





Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)*

  ------------------------------------- --------------- ---------------- --------------- -----------------
                                           Class A          Class B         Class C          Class E
                                           -------          -------         -------          -------
  ------------------------------------- --------------- ---------------- --------------- -----------------
  ------------------------------------- --------------- ---------------- --------------- -----------------

  Management Fees                           0.52%          0.52%           0.52%           0.52%
                                             =====           =====            =====            =

  ------------------------------------- --------------- ---------------- --------------- -----------------
  ------------------------------------- --------------- ---------------- --------------- -----------------
  Distribution and/or Service (12b-1)       0.25%            0.50%           0.55%            0.40%
  Fees
  ------------------------------------- --------------- ---------------- --------------- -----------------
  ------------------------------------- --------------- ---------------- --------------- -----------------

  Other Expenses(1)                         0.10%          0.10%           0.10%           0.10%
                                             =====           =====            =====            =

  ------------------------------------- --------------- ---------------- --------------- -----------------
  ------------------------------------- --------------- ---------------- --------------- -----------------

  Total Annual Portfolio Operating          0.87%          1.12%           1.17%           1.02%
                                             =====           =====            =====            =

  Expenses(1)
  ------------------------------------- --------------- ---------------- --------------- -----------------


*The table and the Example below reflect the aggregate annual operating expenses of the Portfolio and the International Fund. The International Fund's fees and expenses are for the fiscal year ended December 31, 2004.


(1) The Manager has agreed to voluntarily waive 0.05% of the Portfolio's Other Expenses. 0.05% of such Other Expenses are attributable to the International Fund. Such voluntary waiver may be discontinued at any time. Giving effect to such waiver, Total Annual Portfolio Operating Expenses for Class A, B, C and E shares would be 0.82%, 1.07%, 1.12% and 0.97%, respectively.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

-------------------- --------------------- ---------------------- --------------------- ----------------------
                           Class A                Class B               Class C                Class E
                           -------                -------               -------                -------
-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

1 Year                       $89                  $115                 $120                  $105
                              ===                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

3 Years                     $279                  $358                 $374                  $326
                             ====                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------


                           Met/American Bond Portfolio


Investment Objective:

To seek to maximize shareholders' level of current income and preserve capital.

Principal Investment Strategy:

     The Met/American Bond Portfolio invests all of its assets in the Class 2 shares of the Bond Fund, a series of American Funds (the "Bond Fund"). Normally, the Bond Fund invests at least 80% of its assets in bonds. For purposes of this limit, bonds include any debt instrument and cash equivalents and may include certain preferred securities. The Bond Fund will invest at least 35% of its assets in debt securities (including cash and cash equivalents) rated A or better by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Service ("S&P") or in unrated securities that are determined to be of equivalent quality. The Bond Fund will invest at least 65% of its assets in debt securities (including cash and cash equivalents) rated Baa or BBB or better by Moody's or S&P, or in unrated securities, that are determined to be of equivalent quality. The Bond Fund may invest up to 35% of its assets in non-convertible debt securities rated Ba and BB or below by Moody's or S&P, respectively, or unrated but determined to be of equivalent quality. The Fund may also invest up to 20% of its assets in preferred stocks, including convertible and non-convertible preferred stocks.

Primary Risks:

     The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in detail on page 19, any of which could cause the Portfolio's return or the price of its shares to decrease or could cause the Portfolio's yield to fluctuate:

o        Market risk

o        Interest rate risk

o        Credit risk

o        High yield debt security risk

Past Performance:

     As of the date of this Prospectus, the Portfolio had not commenced operations. No performance information is currently available.

     For information on the Bond Fund's performance, see page 32.



[SIDE BAR:

     Portfolio Management of the Bond Fund:

o        Capital Research and Management Company
            see page 25]

Fees and Expenses:

     The following table describes the fees and expenses you would pay if you bought and held shares of the Portfolio. These fees and expenses are estimated for the fiscal year ended December 31, 2005 and are expressed as a percentage of the Portfolio's average daily net assets. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by the Contracts. If such expenses were reflected in the Example, the expense amounts indicated would be higher. See the Contracts prospectus for a description of those fees, expenses and charges.

Shareholder Transaction Expenses - None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)*

------------------------------------- ------------------- ------------------- ----------------- ---------------
                                           Class A             Class B            Class C          Class E
                                           -------             -------            -------          -------
------------------------------------- ------------------- ------------------- ----------------- ---------------
------------------------------------- ------------------- ------------------- ----------------- ---------------

Management Fees                             0.43%              0.43%             0.43%           0.43%
                                             =====               =====              =====            =

------------------------------------- ------------------- ------------------- ----------------- ---------------
------------------------------------- ------------------- ------------------- ----------------- ---------------
Distribution and/or Service (12b-1)         0.25%               0.50%              0.55%            0.40%
Fees
------------------------------------- ------------------- ------------------- ----------------- ---------------
------------------------------------- ------------------- ------------------- ----------------- ---------------

Other Expenses(1)                           0.06%              0.06%             0.06%           0.06%
                                             =====               =====              =====            =

------------------------------------- ------------------- ------------------- ----------------- ---------------
------------------------------------- ------------------- ------------------- ----------------- ---------------

Total Annual Portfolio Operating            0.74%              0.99%             1.04%           0.89%
                                             =====               =====              =====            =

Expenses(1)
------------------------------------- ------------------- ------------------- ----------------- ---------------


*The table and the Example below reflect the aggregate annual operating expenses of the Portfolio and the Bond Fund. The Bond Fund's fees and expenses are for the fiscal year ended December 31, 2004.


(1) The Manager has agreed to voluntarily waive 0.05% of the Portfolio's Other Expenses. 0.01% of such Other Expenses are attributable to the Bond Fund. Such voluntary waiver may be discontinued at any time. Giving effect to such waiver, Total Annual Operating Expenses for Class A, B, C and E shares would be 0.69%, 0.94%, 0.99%, and 0.84%, respectively.


Example

     The following Example is to help you compare the cost of investing in the Portfolio with the cost of investing in other funds.

     The Example shows the total expenses you would pay on a $10,000 investment over the time periods indicated. The Example assumes a 5% average annual return, that you redeem all of your shares at the end of each time period and that you reinvest all of your dividends. The Example also assumes that total annual operating expenses remain the same. The Example is for illustration only, and your actual costs may be higher or lower.



         Example of Portfolio Expenses

-------------------- --------------------- ---------------------- --------------------- ----------------------
                           Class A                Class B               Class C                Class E
                           -------                -------               -------                -------
-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

1 Year                       $76                  $101                 $107                  $91
                              ===                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------
-------------------- --------------------- ---------------------- --------------------- ----------------------

3 Years                     $237                  $317                 $333                  $285
                             ====                   ====                  ====

-------------------- --------------------- ---------------------- --------------------- ----------------------


     Primary Risks of Investing in the Portfolios



     One or more of the following primary risks may apply to your Portfolio as a result of the investments made by its corresponding Master Fund. Please see the Investment Summary for your particular Portfolio to determine which risks apply and for a discussion of other risks that may apply to the Portfolio. Please refer to the Master Funds' prospectus and statement of additional information for a further discussion of the risks that may apply to the Master Funds. Please note that there are many other circumstances that could adversely affect your investment and prevent a Portfolio from reaching its objective, which are not described here.


Market Risk

     A Master Fund's share price and, consequently, a Portfolio's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including disappointing corporate earnings, adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or a company may deteriorate. In addition, an assessment by a Master Fund's investment adviser of particular companies may prove incorrect, resulting in losses or poor performance by those holdings, even in a rising market. A Master Fund could also miss attractive investment opportunities if its investment adviser underweights fixed income markets or industries where there are significant returns, and could lose value if the investment adviser overweights fixed income markets or industries where there are significant declines.

     Stocks purchased in initial public offerings (IPOs) have a tendency to fluctuate in value significantly shortly after the IPO relative to the price at which they were purchased. These fluctuations could impact the net asset value and return earned on the Master Fund's shares.

Interest Rate Risk

     The values of debt securities are subject to change when prevailing interest rates change. When interest rates go up, the value of debt securities and certain dividend paying stocks tends to fall. If a Master Fund invests a significant portion of its assets in debt securities or stocks purchased primarily for dividend income and interest rates rise, then the value of your investment may decline. Alternatively, when interest rates go down, the value of debt securities and certain dividend paying stocks may rise.

     Interest rate risk will affect the price of a fixed income security more if the security has a longer maturity because changes in interest rates are increasingly difficult to predict over longer periods of time. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity and duration of a Master Fund's fixed income investments will affect the volatility of the Master Fund's share price, and consequently, a Portfolio's share price.

     Mortgage-related securities may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be issued by private issuers and as such are not guaranteed by the U.S. Government, its agencies or instrumentalities. Like other debt securities, changes in interest rates generally affect the value of a mortgage-backed security. Additionally, some mortgage-backed securities may be structured so that they may be particularly sensitive to interest rates.

     Investment in mortgage-related securities are also subject to special risks of prepayment. Pre-payment risk occurs when the issuer of a security can prepay the principal prior to the security's maturity. Securities subject to prepayment risk, including the collateralized mortgage-obligations and other mortgage-related securities that the Portfolio can buy, generally offer less potential for gains when prevailing interest rates decline, and have greater potential for loss when interest rates rise depending upon the coupon of the underlying securities. The impact of prepayments on the price of a security may be difficult to predict and may increase the volatility of the price. In addition, early repayment of mortgages underlying these securities may expose the Portfolio to a lower rate of return when it reinvests the principal. Further, the Portfolio may buy mortgage-related securities at a premium. Accelerated prepayments on those securities could cause a Master Fund to lose a portion of its principal investment represented by the premium the Master Fund paid.

     If interest rates rise rapidly, prepayments may occur at slower rates than expected, which could have the effect of lengthening the expected maturity of a short- or medium-term security. That could cause its value to fluctuate more widely in response to changes in interest rates. In turn, this could cause the value of the Master Fund's shares to fluctuate more.

Credit Risk

     The value of debt securities is directly affected by an issuer's ability to pay principal and interest on time. If a Master Fund invests in debt securities, the value of your investment may be adversely affected when an issuer fails to pay an obligation on a timely basis. A Master Fund, and, with respect to repurchase agreements, a Portfolio may also be subject to credit risk to the extent it engages in transactions, such as securities loans, repurchase agreements or certain derivatives, which involve a promise by a third party to honor an obligation to the Master Fund or Portfolio. Such third party may be unwilling or unable to honor its financial obligations.

High Yield Debt Security Risk

     High yield debt securities, or junk bonds, are securities which are rated below "investment grade" or are not rated, but are of equivalent quality. High yield debt securities range from those for which the prospect for repayment of principal and interest is predominantly speculative to those which are currently in default on principal or interest payments. A Master Fund with high yield debt securities may be more susceptible to credit risk and market risk than a Master Fund that invests only in higher quality debt securities because these lower-rated debt securities are less secure financially and more sensitive to downturns in the economy. In addition, the secondary market for such securities may not be as liquid as that for more highly rated debt securities. As a result, a Master Fund's investment adviser may find it more difficult to sell these securities or may have to sell them at lower prices.

     You should understand that high yield securities are not generally meant for short-term investing. When a Master Fund invests in high yields securities it generally seeks to receive a correspondingly higher turn to compensate it for the additional credit risk and market risk it has assumed.

Foreign Investment Risk

     Investments in foreign securities involve risks relating to political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject:

o These risks may include the seizure by the government of company assets, excessive taxation, withholding taxes on dividends and interest, limitations on the use or transfer of portfolio assets, and political or social instability.

o Enforcing legal rights may be difficult, costly and slow in foreign countries, and there may be special problems enforcing claims against foreign governments.

o    Foreign   companies  may  not  be  subject  to   accounting   standards  or
     governmental supervision comparable to U.S. companies, and there may be less public information about their operations.

o    Foreign markets may be less liquid and more volatile than U.S. markets.

o Foreign securities often trade in currencies other than the U.S. dollar, and a Master Fund may directly hold foreign currencies and purchase and sell foreign currencies. Changes in currency exchange rates will affect a Master Fund's net asset value (and as a result a Portfolio's net asset value), the value of dividends and interest earned, and gains and losses realized on the sale of foreign securities. An increase in the strength of the U.S. dollar relative to these other currencies may cause the value of a Master Fund to decline. Certain foreign currencies may be particularly volatile, and foreign governments may intervene in the currency markets, causing a decline in value or liquidity of a Master Fund's foreign currency or securities holdings.

o    Costs  of  buying,  selling  and  holding  foreign  securities,   including
     brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Market Capitalization Risk

     Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small and mid-sized companies causing a Master Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies. Larger more established companies may also be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Many larger companies also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. Securities of smaller capitalization issuers may therefore be subject to greater price volatility and may decline more significantly in market downturns than securities of larger companies. In some cases, these companies may be relatively new issuers (i.e., those having continuous operation histories of less than three years) which carries other risks in addition to the risks of other medium and small capitalization companies. New issuers may be more speculative because such companies are relatively unseasoned. These companies will often be involved in the development or marketing of a new product with no established market, which could lead to significant losses.

Investment Style Risk

     Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Master Fund may outperform or underperform other funds that employ a different investment style. Examples of different investment styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential. Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Value oriented funds will typically underperform when growth investing is in favor.

     Additional Investment Strategies

     In addition to the principal investment strategies discussed in each Portfolio's Investment Summary, the Portfolio may at times invest a portion of its assets in repurchase agreements. Repurchase agreements involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. Repurchase agreements involve credit risk, i.e., the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

     The SAI provides a more detailed discussion of repurchase agreements. The Portfolio is not limited by this discussion and may invest in other types of securities not precluded by the policies discussed elsewhere in this Prospectus.


     In addition to the principal investment strategies discussed in each Portfolio's Investment Summary, under adverse market or economic conditions, a Master Fund could invest for temporary defensive purposes some or all of its assets in cash or money market securities or utilize other investment strategies that may be inconsistent with the Master Fund's principal investment strategy. These measures could reduce the benefit from an upswing in the market or prevent the Master Fund from meeting its investment objective. In addition, each Master Fund may at times invest a portion of its assets in other investment strategies and techniques which are set forth in the statement of additional information of the Master Funds, which is available upon request.

     Management

     The Trust's Board of Trustees is responsible for managing the business affairs of the Trust. The Trustees meet periodically to review the affairs of the Trust and to establish certain guidelines which the Manager is expected to follow in implementing the investment policies and objectives of the Trust. The Trustees also review the management of each Master Fund's assets by its investment adviser.

     Each Portfolio and its corresponding Master Fund expect to maintain consistent investment objectives, but if the Master Fund does not, a Portfolio may withdraw from the Master Fund, receiving either cash or securities in exchange for its interest in the Master Fund. In addition, the Manager or the Trust's Board of Trustees may withdraw a Portfolio from the Master Fund if the Master Fund's investment policies significantly change or if, over a full market cycle, the Master Fund consistently underperforms its benchmark or other funds with similar investment objectives and policies. The Trust's Board of Trustees would then consider whether a Portfolio should hire its own investment adviser, invest in a different master fund, or take other action in the best interest of shareholders.


     Information about the Trustees and executive officers of the Trust is contained in the SAI.

The Portfolios' Manager

     Met Investors Advisory LLC (the "Manager"), 22 Corporate Plaza Drive, Newport Beach, California 92660, has overall responsibility for the general management and administration of the Portfolio. The Manager selects the Master Funds in which the Portfolios will invest and monitors each Master Fund's investment program. The Manager is an affiliate of Metropolitan Life Insurance Company.

     The Manager receives no compensation for its services to the Portfolios. In the event that a Portfolio were to withdraw from a Master Fund and invest its assets directly in investment securities, the Manager would retain the services of a sub-adviser and would receive a management fee at an annual rate of percentage of the assets of each Portfolio as follows:

                   Portfolio                            Advisory Fee
    ----------------------------------------------- --------------------------
    Met/American Growth Portfolio                   0.75%
    ----------------------------------------------- --------------------------
    ----------------------------------------------- --------------------------
    Met/American Growth-Income Portfolio            0.75%
    ----------------------------------------------- --------------------------
    ----------------------------------------------- --------------------------
    Met/American International Portfolio            0.90%
    ----------------------------------------------- --------------------------
    ----------------------------------------------- --------------------------
    Met/American Bond Portfolio                     0.50%
    ----------------------------------------------- --------------------------

     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission that permits the Manager, subject to certain conditions, and without the approval of shareholders to: (a) employ a new unaffiliated sub-adviser for the Portfolio pursuant to the terms of a new investment advisory agreement, in each case either as a replacement for an existing sub-adviser or as an additional sub-adviser; (b) change the terms of any investment advisory agreement; and (c) continue the employment of an existing sub-adviser on the same advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice of such action, including the information concerning the new sub-adviser that normally is provided in a proxy statement. The American Funds have also received a similar "manager of managers" exemptive order. See the American Funds' Master Funds prospectus.

     A discussion regarding the basis of the Board of Trustees' approval of the Management Agreement with the Manager is available in the SAI.

The Master Funds' Investment Adviser

     Under the terms of the agreement between the investment adviser and the Master Fund's trust, the investment adviser develops a plan for investing the assets of the Master Fund, selects the assets to be purchased and sold by the Master Fund, selects the broker-dealer or broker-dealers through which the Master Fund will buy and sell its assets, and negotiates the payment of commissions, if any, to those broker-dealers. Day-to-day management of the investments in the Master Funds is the responsibility of the investment adviser's portfolio counselors. The portfolio counselors of the Master Funds are indicated below following a brief description of the investment adviser.

CAPITAL RESEARCH AND MANAGEMENT COMPANY ("CRMC"), 333 South Hope Street, Los Angeles, California 90071, is the investment adviser to each of the Master Funds and other mutual funds including the American Funds. CRMC, an experienced investment management organization founded in 1931, is a wholly owned subsidiary of The Capital Group Companies, Inc. As of December 31, 2004, CRMC had in excess of $500 billion in assets under management.

     The total management fee paid by each Master Fund, as a percentage of average net assets, for the fiscal year ended December 31, 2004 is as follows:

------------------------------------------- -----------------------------------
Master Fund                                 Management Fee
------------------------------------------- -----------------------------------

------------------------------------------- -----------------------------------

Growth Fund                                 0.35%
                                             ====

------------------------------------------- -----------------------------------

Growth-Income Fund*                         0.28%
                                             ====

------------------------------------------- -----------------------------------

International Fund*                         0.52%
                                             ====

------------------------------------------- -----------------------------------

Bond Fund*                                  0.43%
                                             ====

------------------------------------------- -----------------------------------



*CRMC is voluntarily waiving a portion of management fees. If these waivers were not in place the management fees for Growth-Income Fund, International Fund and Bond Fund would be 0.29%, 0.53% and 0.44%, respectively. Please see the financial highlights table in the Master Funds' prospectus or its annual report for details.


     CRMC uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach, the portfolio of a Master Fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a Master Fund's objective(s) and policies and by CRMC's investment committee. In addition, CRMC's research professionals may make investment decisions with respect to a portion of a Master Fund's portfolio. The primary portfolio counselors for each Master Fund are listed below.







Growth Fund

  ------------------------ ----------------- ---------------------------------- -----------------------------
                                                                                    Approximate Years of
                                                                                Experience as an Investment
                                                                                        Professional

                                                                                ------------------------------
    Portfolio Counselor                            Years of Experience as        With Adviser      Total Years
  for the Fund/Title (if    Primary Title         Portfolio Counselor (and      (or affiliate)
        applicable)         with Adviser         research professional, if
                            (or affiliate)       applicable)(approximate)
    ------------------------ ----------------- ---------------------------------- --------------- ------------



    ------------------------ ----------------- ---------------------------------- --------------- -------------
  Donald D. O'Neal         Senior Vice       14 years (plus 4 years prior             20             20
  President and Trustee    President, CRMC   experience as a research
                                             professional for the Fund)
    ------------------------ ----------------- ---------------------------------- --------------- -------------
  Donnalisee P. Barnum     Senior Vice       2 years                                  18             24
                           President,
                           Capital
                           Research Company
    ------------------------ ----------------- ---------------------------------- --------------- -------------
  Gordon Crawford          Senior Vice       11 years (plus 5 years prior             32             32
                           President and     experience as a research
                           Director, CRMC    professional for the Fund)
    ------------------------ ----------------- ---------------------------------- --------------- -------------
  J. Blair Frank           Vice President,   5 years (plus 3 years prior              8              9
                           Capital           experience as a research
                           Research Company  professional for the Fund)
   ------------------------ ----------------- ---------------------------------- --------------- -------------
  Ronald B. Morrow         Senior Vice       2 years                                  8              37
                           President,
                           Capital
                           Research Company
  ------------------------ ----------------- ---------------------------------- --------------- -------------

PERFORMANCE OF MASTER FUND

     The Met/American  Growth Portfolio and its  corresponding  Master Fund have essentially the same investment objectives,  policies, and strategies. Since the
Portfolio had not commenced  operations  as of the date of this  Prospectus,  it
does  not  have  any  operating  history.   However,   hypothetical  performance
information  regarding  the  Portfolio  is  presented  because  the  Portfolio's performance  will be based on the  performance  of the Master  Fund  adjusted to reflect the Portfolio's  shares' estimated  expenses for the year ended December
31, 2004 (without expense waivers). The information below provides an evaluation of the risks of investing  in the  Portfolio  by showing the  volatility  of the
Portfolio's  returns.  Both the bar  chart  and  table  assume  reinvestment  of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract  charges.  If these Contract charges had been included,  performance  would have been lower.  As with all mutual  funds,  past returns are not a prediction of future results.

     The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.30% of average daily net assets. The Portfolio's Class A shares have no 12b-1 fee and its Class B shares and Class E shares have Rule 12b-1 fees of 0.25% and 0.15%, respectively.
If Class A, Class B or Class E shares were utilized in the bar chart, the Portfolio's performance would have been higher.

     The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                                    Year-by-Year Total Return as of 12/31/ of Each Year

       ------------ ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------- ----------

         32.55%      12.72%     29.44%     34.88%     56.92%     4.12%     -18.50%    -24.81%    36.45%    12.15%
                                                                                                  =====      ====


           95          96         97         98         99         00        01         02         03         04
       ------------ ---------- ---------- ---------- ---------- --------- ---------- ---------- ---------- ----------
                                            High Quarter:  4th - 1999 - +30.36%
                                            Low Quarter:   3rd - 2001 - -27.52%


     The table  below  compares  the  Portfolio's  Class A, Class B, Class C and
Class E shares average annual compounded total returns (based on the performance of the Master Fund's Class 2 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/04 with the S&P 500 Index. The
S&P 500 Index is a market capitalization-weighted unmanaged index based on the average weighted performance of 500 widely held common stocks. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
Met/American Growth Portfolio
  Class A shares

  Class B shares                                           12.45%                 -0.17%                15.17%
                                                           =====                  =====                 =====

  Class C shares

  Class E shares                                           12.20%                 -0.42%                14.92%
                                                           =====                  =====                 =====

                                                           12.15%                 -0.47%                14.87%
                                                           ======                 ======                ======
                                                           12.30%                 -0.32%                15.02%
                                                           ======                  ======                ===

-------------------------------------------------- ----------------------- ---------------------- --------------------

S&P 500 Index                                              10.88%                 -2.30%                12.07%
                                                           ======                  ======                ===

-------------------------------------------------- ----------------------- ---------------------- --------------------







Growth-Income Fund

------------------------- --------------------- ----------------------------------- -------------------------------
                                                                                         Approximate Years of
                                                                                     Experience as an Investment
                                                                                             Professional
                                                                                -----------------------------------
                                                                                      With Adviser
                                                 Years of Experience as Portfolio     or affiliate)    Total Years
  Portfolio Counselor      Primary Title with        Counselor (and research
 for the Fund/Title (if       Adviser (or                professional, if
   applicable)                 affiliate)            applicable)(approximate)

------------------------- --------------------- ----------------------------------- ---------------- --------------
James K. Dunton           Senior Vice           21 years (since the Fund began            43              43
Chairman of the Board     President and         operations)
and Principal Executive   Director, CRMC
Officer
------------------------- --------------------- ----------------------------------- ---------------- --------------
Alan N. Berro             Senior Vice           9 years (plus 4 years prior               14              19
Senior Vice President     President, Capital    experience as a research
                          Research Company      professional for the Fund)
------------------------- --------------------- ----------------------------------- ---------------- --------------
Claudia P. Huntington     Senior Vice           11 years (plus 5 years prior              30              32
Vice President            President, CRMC       experience as a research
                                                professional for the Fund)
------------------------- --------------------- ----------------------------------- ---------------- --------------
Robert G. O'Donnell       Senior Vice           15 years (plus 1 year prior               30              33
                          President and         experience as a research
                          Director, CRMC        professional for the Fund)
------------------------- --------------------- ----------------------------------- ---------------- --------------
C. Ross Sappenfield       Vice President and    6 years                                   13              13
                          Director, Capital
                          Research Company
------------------------- --------------------- ----------------------------------- ---------------- --------------


PERFORMANCE OF MASTER FUND

     The Met/American  Growth-Income Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio had not commenced operations as of the date of this Prospectus, it
does  not  have  any  operating  history.   However,   hypothetical  performance
information  regarding  the  Portfolio  is  presented  because  the  Portfolio's performance  will be based on the  performance  of the Master  Fund  adjusted to reflect the Portfolio's  shares' estimated  expenses for the year ended December
31, 2004 (without expense waivers). The information below provides an evaluation of the risks of investing  in the  Portfolio  by showing the  volatility  of the
Portfolio's  returns.  Both the bar  chart  and  table  assume  reinvestment  of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract  charges.  If these Contract charges had been included,  performance  would have been lower.  As with all mutual  funds,  past returns are not a prediction of future results.








     The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.30% of average daily net assets. The Portfolio's Class A shares have no 12b-1 fee and its Class B shares and Class E shares have Rule 12b-1 fees of 0.25% and 0.15%, respectively.
If Class A, Class B or Class E shares were utilized in the bar chart, the Portfolio's performance would have been higher.

     The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                                    Year-by-Year Total Return as of 12/31/ of Each Year

      ------------ ---------- ----------- --------- ------------ -------- --------- ---------- ---------- ----------

        32.62%      18.06%      25.18%     17.74%     10.85%      7.60%    2.21%     -18.69%    32.08%    10.02%
                                                                                                 =====      ====


          95          96          97         98         99         00        01        02         03         04
      ------------ ---------- ----------- --------- ------------ -------- --------- ---------- ---------- ----------
                                            High Quarter:   4th - 1998 -  +18.85%
                                            Low Quarter:   3rd - 2002 -   -18.70%


     The table  below  compares  the  Portfolio's  Class A, Class B, Class C and
Class E shares average annual compounded total returns (based on the performance of the Master Fund's Class 2 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/04 with the S&P 500 Index. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
Met/American Growth-Income
  Portfolio
   Class A shares                                          10.27%                  5.68%                13.04%
                                                           =====                   ====                 =====

   Class B shares                                          10.07%                  5.43%                12.79%
                                                           =====                   ====                 =====

   Class C shares                                          10.02%                  5.38%                12.74%
                                                           =====                   =====                ======

   Class E shares                                          10.17%                  5.53%                12.89%
                                                           ====                    ====                 ====




-------------------------------------------------- ----------------------- ---------------------- --------------------

S&P 500 Index                                             10.88%                 -2.30%               12.07%
                                                           ======                  ======                ===

-------------------------------------------------- ----------------------- ---------------------- --------------------








International Fund

------------------------- -------------------------- --------------------------------- ----------------------------
                                                                                          Approximate Years of
                                                                                            Experience as an
                                                                                         Investment Professional

                                                          Years of Experience as--------------------   -------------
Portfolio Counselor for      Primary Title with          Portfolio Counselor (and      With Adviser     Total Years
   the Fund/Title (if      Adviser (or affiliate)       research professional, if     (or affiliate)
      applicable)                                         applicable)(approximate)
------------------------- -------------------------- --------------------------------- --------------- ------------


------------------------- -------------------------- --------------------------------- --------------- ------------
Robert W. Lovelace        Senior Vice President,                 11 years                    20            20
Vice President            CRMC

------------------------- -------------------------- --------------------------------- --------------- ------------
Nick J. Grace             Senior Vice President,        1 year (plus 7 years prior           11            15
                          Capital Research Company       experience as a research
                                                        professional for the fund)
------------------------- -------------------------- --------------------------------- --------------- ------------
Alwyn Heong               Senior Vice President,                 7 years                     11            15
                          Capital Research Company
------------------------- -------------------------- --------------------------------- --------------- ------------



PERFORMANCE OF MASTER FUND

     The Met/American  International Portfolio and its corresponding Master Fund have essentially the same investment objectives, policies, and strategies. Since the Portfolio had not commenced operations as of the date of this Prospectus, it
does  not  have  any  operating  history.   However,   hypothetical  performance
information  regarding  the  Portfolio  is  presented  because  the  Portfolio's performance  will be based on the  performance  of the Master  Fund  adjusted to reflect the Portfolio's  shares' estimated  expenses for the year ended December
31, 2004 (without expense waivers). The information below provides an evaluation of the risks of investing  in the  Portfolio  by showing the  volatility  of the
Portfolio's  returns.  Both the bar  chart  and  table  assume  reinvestment  of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract  charges.  If these Contract charges had been included,  performance  would have been lower.  As with all mutual  funds,  past returns are not a prediction of future results.

     The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.30% of average daily net assets. The Portfolio's Class A shares have no 12b-1 fee and its Class B shares and Class E shares have Rule 12b-1 fees of 0.25% and 0.15%, respectively.
If Class A, Class B or Class E shares were utilized in the bar chart, the Portfolio's performance would have been higher.

     The bar chart below shows you the performance of the Portfolio's Class C shares for the last 10 calendar years. The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                                    Year-by-Year Total Return as of 12/31/ of Each Year

        ----------- --------- --------- --------- ----------- ----------- ---------- ---------- ---------- ----------

          12.03%     16.88%    8.47%     20.58%     75.62%     -22.41%     -20.24%    -15.19%    34.50%    18.97%
                                                                                                  =====      ====


            95         96        97        98         99          00         01         02         03         04
        ----------- --------- --------- --------- ----------- ----------- ---------- ---------- ---------- ----------
                                            High Quarter:   4th - 1999 -  +42.33%
                                            Low Quarter:   3rd - 1996 -   -19.66%

     The table  below  compares  the  Portfolio's  Class A, Class B, Class C and
Class E shares average annual compounded total returns (based on the performance of the Master Fund's Class 2 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and 10-year periods through 12/31/04 with the Morgan Stanley
Capital International Europe, Australasia, Far East Index ("MSCI EAFE"), a widely recognized unmanaged index which is an aggregate of 15 individual country indices that collectively represent many of the major markets of the world. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year                10 Year

-------------------------------------------------- ----------------------- ---------------------- --------------------
Met/American International
  Portfolio

   Class A shares                                         19.27%                 -3.12%                10.02%
                                                          =====                   =====                =====


   Class B shares                                         19.02%                 -3.37%                 9.77%
                                                          =====                  =====                  ====

   Class C shares                                         18.97%                 -3.42%                 9.72%
                                                         ======                 ======                 =====

   Class E shares                                         19.12%                 -3.27%                 10.87%
                                                          ======                  ======                ===

-------------------------------------------------- ----------------------- ---------------------- --------------------

MSCI EAFE Index                                           20.70%                 -0.80%               5.94%
                                                          ======                  ======                ==

-------------------------------------------------- ----------------------- ---------------------- --------------------

Bond Fund

---------------------------- ---------------------- ----------------------------------- ---------------------------
                                                                                           Approximate Years of
                                                                                             Experience as an
                                                                                         Investment Professional

                                                   Years of Experience as Portfolio ------------------ -------------
  Portfolio Counselor for     Primary Title with      Counselor (and research           With Adviser    Total Years
         the Fund/                Adviser (or             professional, if                   (or
   Title (if applicable)          affiliate)          applicable)(approximate)           affiliate)
---------------------------- ---------------------- ----------------------------------- -------------- -------------



---------------------------- ---------------------- ----------------------------------- -------------- ------------
Abner D. Goldstine           Senior Vice            9 years (since the Fund began            38            53
Senior Vice President        President and          operations)
                             Director, CRMC
---------------------------- ---------------------- ----------------------------------- -------------- ------------
John H. Smet                 Senior Vice            9 years (since the Fund began            22            23
Senior Vice President        President, CRMC        operations)

---------------------------- ---------------------- ----------------------------------- -------------- ------------
David C. Barclay             Senior Vice            7 years                                  17            24
                             President and
                             Director, CRMC
---------------------------- ---------------------- ----------------------------------- -------------- ------------


PERFORMANCE OF MASTER FUND

     The  Met/American  Bond  Portfolio and its  corresponding  Master Fund have essentially the same investment objectives,  policies, and strategies. Since the
Portfolio had not commenced  operations  as of the date of this  Prospectus,  it
does  not  have  any  operating  history.   However,   hypothetical  performance
information  regarding  the  Portfolio  is  presented  because  the  Portfolio's performance  will be based on the  performance  of the Master  Fund  adjusted to reflect the Portfolio's  shares' estimated  expenses for the year ended December
31, 2004 (without expense waivers). The information below provides an evaluation of the risks of investing  in the  Portfolio  by showing the  volatility  of the
Portfolio's  returns.  Both the bar  chart  and  table  assume  reinvestment  of dividends and distributions. Note that the results in the bar chart and table do not include the effect of Contract  charges.  If these Contract charges had been included,  performance  would have been lower.  As with all mutual  funds,  past returns are not a prediction of future results.

     The performance shown below in the bar chart is the performance of the Portfolio's Class C shares, which has a Rule 12b-1 fee of 0.30% of average daily net assets. The Portfolio's Class A shares have no 12b-1 fee and its Class B shares and Class E shares have Rule 12b-1 fees of 0.25% and 0.15%, respectively.
If Class A, Class B or Class E shares were utilized in the bar chart, the Portfolio's performance would have been higher.

     The bar chart below shows you the performance of the Portfolio's Class C shares for the last 7 calendar years (the Master Fund commenced operations on January 2, 1996). The Portfolio can also experience short-term performance swings as indicated in the high and low quarter information at the bottom of the chart.

                                    Year-by-Year Total Return as of 12/31/ of Each Year

                   ----------- -------- --------- --------- ----------- --------- ----------- ----------- -----------

                     5.22%      9.53%    3.76%     2.20%      4.64%      7.80%      3.70%      12.45%      5.37%
                                                                                                =====        ===


                       96        97        98        99         00         01         02          03          04
                   ----------- -------- --------- --------- ----------- --------- ----------- ----------- -----------
                                            High Quarter:   4th - 2002 -  +4.72%
                                            Low Quarter:   1st - 1996 -   -2.51%


     The table  below  compares  the  Portfolio's  Class A, Class B, Class C and
Class E shares average annual compounded total returns (based on the performance of the Master Fund's Class 2 shares, as adjusted for Portfolio class expenses) for the 1-, 5- and since inception periods through 12/31/04 with the Citigroup
Broad Investment Grade (BIG) Bond Index, a market capitalization-weighted index that includes Treasury, government-sponsored, mortgage and investment grade fixed-rate corporate bonds with a maturity of one year or longer. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


-------------------------------------------------- -------------------------------------------------------------------
                                                               Average Annual Total Return as of 12/31/04
-------------------------------------------------- ----------------------- ---------------------- --------------------
                                                           1 Year                 5 Year          Since inception on

                                                                                                      4/30/97


-------------------------------------------------- ----------------------- ---------------------- --------------------
Met/American Bond Portfolio
  Class A shares                                          5.67%                   7.05%                 6.61%

  Class B shares                                          5.42%                   6.80%                 6.36%
                                                           ====                    ====                 ====

  Class C shares                                          5.37%                   6.75%                 6.31%
                                                          =====                   =====                 =====

  Class E shares                                          5.52%                   6.90%                 6.46%
                                                          =====                   =====                 ====

-------------------------------------------------- ----------------------- ---------------------- --------------------

Citigroup BIG Index                                       4.48%                  7.73%                  5.88%*
                                                          =====                  =====                  ====

-------------------------------------------------- ----------------------- ---------------------- --------------------



* Index performance is from May 1, 1997.


         Distribution Plans

     Each Portfolio has adopted for its Class B shares, Class C shares and Class E shares, plans pursuant to Rule 12b-1 under the 1940 Act (the "Class B Distribution Plan", the "Class C Distribution Plan" and the "Class E Distribution Plan," respectively, and collectively the "Distribution Plans"). Pursuant to the Distribution Plans, the Portfolio has entered into Distribution Agreements relating to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, respectively, with MetLife Investors Distribution Company located at 22 Corporate Plaza Drive, Newport Beach, California 92660. MetLife Investors Distribution Company is an affiliate of the Manager, and serves as principal underwriter for the Trust. The Distribution Plans permit the use of Trust assets to help finance the distribution of the shares of the Portfolio. Under the Distribution Plans, the Trust, on behalf of the Portfolio, is permitted to pay to various service providers up to 0.50% (in the case of the Portfolio's Class B shares), 1.00% (in the case of the Portfolio's Class C shares) and 0.25% (in the case of the Portfolio's Class E shares) of the average daily net assets of the Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, as payment for services rendered in connection with the distribution of Class B shares, Class C shares and Class E shares. Currently, payments are limited to 0.25% of average net assets in the case of Class B shares, 0.30% of average net assets in the case of Class C shares and 0.15% of average net assets in the case of Class E shares, which amounts may be increased to the full Distribution Plan amounts by the Trustees of the Trust without shareholder approval. Because these fees are paid out of Trust assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.

YOUR INVESTMENT

     Shareholder Information

     The separate accounts of MetLife are the record owners of the Portfolios' shares. Any reference to the shareholder in this Prospectus technically refers to those separate accounts and not to you, the Contract owner. The legal rights of you, the Contract owner, are different from the legal rights of the record owner.

     However, MetLife is required to solicit instructions from Contract owners when voting on shareholder issues. Any voting by MetLife as shareholder would therefore reflect the actual votes of Contract owners. Please see "Voting Rights" in the prospectus for the Contracts accompanying this Prospectus for more information on your voting rights.

Master-Feeder Structure

     Each Master Fund will have other shareholders, each of whom will pay their proportionate share of the Master Fund's expense. As a shareholder of Master Fund, a Portfolio will have the same voting rights as other shareholders. It is anticipated that Contract owners will be solicited by MetLife for their voting instructions. A Portfolio has the right to switch master funds or decide to have the Manager manage its assets directly if the Trust's Board of Trustees decides it is in the best interest of a Portfolio to do so.

Disclosure of Portfolio Holdings


     Shares of the Trust are offered only to separate accounts of the Insurance Companies. The following information is generally made available on one or more Insurance Company web sites (including www.metlifeinvestors.com); (i) the ten largest portfolio holdings of each Portfolio; (ii) unless the Adviser has objected, the percentage that each of these holdings represents of the Portfolio's net assets; and the percentage of the Portfolio's net assets that these top ten holdings represent in the aggregate. This information is posted to the web site on the first business day of the second month following the calendar quarter. The Trust may exclude any portion of these holdings from the posting when deemed in the best interest of the Trust. These postings generally remain until replaced by new postings as described above.


     A description of the Portfolios' policies and procedures with respect to the disclosure of the Portfolios' portfolio securities is available in the SAI.

         Dividends, Distributions and Taxes

Dividends and Distributions

     Each Portfolio intends to distribute substantially all of its net investment income, if any. Each Portfolio distributes its dividends from its net investment income to MetLife's separate accounts at least once a year and not to you, the Contract owner. These distributions are in the form of additional shares and not cash. The result is that a Portfolio's investment performance, including the effect of dividends, is reflected in the cash value of the Contracts. Please see the Contract prospectus accompanying this Prospectus for more information.

     All net realized long- or short-term capital gains of each Portfolio are also declared once a year and reinvested in the Portfolio.

Taxes

     Please see the Contract prospectus accompanying this Prospectus for a discussion of the tax impact on you resulting from the income taxes the separate accounts owe as a result of their ownership of a Portfolio's shares and their receipt of dividends and capital gains.

     Each Portfolio expects to qualify and to continue to qualify as a regulated investment company under Subchapter M of the Code. As qualified, a Portfolio is not subject to federal income tax on that part of its taxable income that it distributes to its shareholders, the separate accounts. Taxable income consists generally of net investment income, and any capital gains. It is each Portfolio's intention to distribute all such income and gains.

     Shares of each Portfolio are currently offered only to the separate accounts of MetLife. Separate accounts are insurance company separate accounts that fund life insurance policies and annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see the discussion of federal income tax considerations included in the prospectus for the Contracts.

     Section  817(h)  of  the  Code  and  the  regulations   thereunder   impose
"diversification" requirements on the assets underlying a Contract. Each Portfolio intends to maintain diversification which will allow each Contract to satisfy these requirements. These requirements are in addition to the diversification requirements imposed on each Portfolio by Subchapter M and the 1940 Act. Technically, the section 817(h) requirements provide that, with limited exceptions, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the assets underlying a Contract may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose, an investment in a Portfolio is treated not as a single investment but as an investment in each asset owned by the Portfolio, so long as shares of the Portfolio are owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. The Portfolios are and will be so owned. Similarly, an investment in a Master Fund is treated not as a single investment by a Portfolio but as an investment in each asset owned by the Master Fund, so long as interests in the Master Fund are beneficially owned only by separate accounts of insurance companies, by qualified pension and retirement plans, and by a limited class of other investors. Thus so long as each Portfolio meets the section 817(h) diversification tests, each Contract will also meet those tests.
Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Adviser to the Master Fund might otherwise believe to be desirable. See the prospectus for the Contracts.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting a Portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisers.

Report to Policyholders

     The fiscal year of each Portfolio ends on December 31 of each year. The Trust will send to you, at least semi-annually, reports which show the Portfolios' composition and other information. An annual report, with audited information, will be sent to you each year.

Sales and Purchases of Shares

     The Trust does not sell its shares directly to the public. The Trust continuously sells Class A, Class B, Class C and Class E shares of each Portfolio only to the separate accounts of MetLife to fund Contracts. The Trust could also offer shares to other separate accounts of other insurers if approved by the Board of Trustees.

Purchase and Redemption of Shares

     MetLife Investors Distribution Company is the principal underwriter and distributor of the Trust's shares. MetLife Investors Distribution Company places orders for the purchase or redemption of shares of each Portfolio based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division and benefit payments to be effected on a given date pursuant to the terms of the Contract. Such orders are effected, without sales charge, at the net asset value per share for each Portfolio next determined after such orders are placed. The Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.


     The Portfolios are available as investment options under a number of different variable insurance products, many of which do not limit the number of transfers among the available underlying funds. A large number of transfers could raise transaction costs for a Portfolio and could require the investment adviser of the Master Funds to maintain increased cash reserves, which could harm performance in rising markets.


     Shares of the Portfolios are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. Class A shares are not subject to a Rule 12b-1 fee. Class B shares are subject to a Rule 12b-1 fee of 0.25% of average daily net assets. Class C shares are subject to a Rule 12b-1 fee of 0.30% of average daily net assets. Class E shares are subject to a Rule 12b-1 fee of 0.15% of average daily net assets. (However, certain sales or other charges may apply to the Contract, as described in the Contracts prospectus.) Under certain circumstances, redemption proceeds may be paid in securities or other property rather than in cash if the Manager determines it is in the best interests of the Trust.

     In addition, the Class 2 shares of each Master Fund, which the Portfolios will purchase, are subject to a Rule 12b-1 fee of 0.25% of average annual net assets of the Master Fund. Rule 12b-1 fees at the Portfolio level and the Master Fund level are paid out of a Portfolio's assets (including the assets of Class 2 shares of the Master Fund) on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Portfolio and may, over time, be greater than other types of sales charges.

Market Timing


     The Trust's Board of Trustees has adopted certain procedures, described below, to discourage certain types of trading in Portfolio shares that may be harmful to long-term investors, specifically (i) trading that is designed to exploit pricing inefficiencies and thereby dilute the returns of long-term investors; or (ii) frequent trading by an investor that generates sufficiently volatile cash flows to be disruptive to a portfolio manager's ability to manage a Portfolio's assets ((i) or (ii), "market timing"). The Trust is not intended for investment by market timers. The Trust does not knowingly accommodate market timing in any Portfolio and, to the Trust's knowledge, there are no arrangements currently in place that are designed to permit any contract owner to engage in market timing. As discussed above, the Trust reserves the right to reject or limit all or part of any purchase or exchange order for any reason.


     The Trust requires that the insurance company separate accounts that invest in the Portfolios have in place policies and procedures reasonably designed to detect and deter market timing in the separate accounts by contract owners. In addition, the Manager monitors cashflows of certain Portfolios identified as presenting pricing inefficiencies that could potentially be exploited by market timers, and, with respect to each Portfolio, conducts certain tests to help detect cash outflows or cashflow volatility that may be disruptive to a portfolio manager's ability to manage the Portfolio. Under certain circumstances, the Manager may refer issues that come to its attention through such monitoring to the appropriate insurance company or companies.


     If the Trust finds that any insurance company has in place inadequate policies and procedures, with respect to a particular separate account, to detect and deter market timing in Portfolio shares and there is evidence of market timing in that separate account, the Trust or any of its Portfolios may be discontinued as an investment option of that separate account. In such an event, all contract owners of such separate account would no longer be able to make new investments in the Trust or any of its Portfolios. The Trust reserves the right to modify this policy, including any procedures established from time to time to effectuate this policy, at any time without notice.


     Limitations on the Trust's Ability to Detect and Deter Market Timing

     The Portfolios are available as investment options under a number of different variable insurance products. Owners of these variable insurance products transfer value among sub-accounts of the insurance company separate accounts by contacting the insurance companies. The resulting purchases and redemptions of Portfolio shares are made through omnibus accounts of the insurance companies. The right of an owner of such a variable insurance product to transfer among sub-accounts is governed by a contract between the insurance company and such owner. Many of these contracts do not limit the number of transfers among the available underlying funds that a contract owner may make. The terms of these contracts, the presence of financial intermediaries (including the insurance companies) between the Trust and contract owners, the utilization of omnibus accounts by these intermediaries and other factors such as state insurance laws may limit the Trust's ability to detect and deter market timing. Multiple tiers of such financial intermediaries may further compound the Trust's difficulty in detecting and deterring such market timing activities.

     Risks Associated With Market Timing Generally


     While the Trust will try to detect and deter market timing by utilizing the procedures described above, these procedures may not be successful in identifying or deterring market timing. By realizing profits through short-term trading, contract owners that engage in market timing activities may dilute the value of shares held by long-term investors. Cashflow volatility resulting from frequent trading of Portfolio shares, especially involving large dollar amounts, may disrupt a portfolio manager's ability to manage the Portfolio's assets. Frequent trading may be disruptive if it makes it difficult for a Portfolio to implement its long-term investment strategies, for example by causing the Portfolio to maintain a higher level of its assets in cash to accommodate such frequent trading. Frequent trading may also be disruptive if it forces a Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate such trading activity. In addition, frequent trading may cause a Portfolio to incur increased expenses. For example, as a result of such frequent trading, a Portfolio may be forced to liquidate investments and thereby incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Portfolio performance.

     Associated with an investment in a Portfolio that itself invests in securities that are, for example, thinly traded, traded infrequently, or relatively less liquid is the risk that the current market price for the securities may not accurately reflect current market values. A market timer may seek to engage in strategies designed to take advantage of these pricing differences ("price arbitrage") and thereby dilute the returns of long-term investors. Portfolios that may be adversely affected by price arbitrage include those Portfolios that significantly invest in small cap equity securities and in certain fixed-income securities, such as high yield bonds.


     A Portfolio that invests significantly in foreign securities may be particularly susceptible to strategies designed to exploit pricing inefficiencies. This is because foreign securities are typically traded on markets that close well before the time a Portfolio calculates its net asset value (typically at 4:00 p.m. Eastern Time), which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a market timer engaging in certain strategies to exploit differences in Portfolio share prices that are based on closing prices of foreign securities established some time before the Portfolio calculates its own share price (a type of price arbitrage referred to as "time zone arbitrage"). As discussed more fully below, the Trust has procedures, referred to as fair value pricing, that allow the Trust to adjust closing market prices of foreign securities to reflect what is believed to be the fair value of those securities at the time a Portfolio calculates its net asset value. While there is no assurance, the Portfolios expect that the use of fair value pricing will reduce a market timer's ability to engage in time zone arbitrage to the detriment of Portfolio shareholders.





Valuation of Shares

     Each Portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually at 4:00 p.m., Eastern Time), on each day the NYSE is open. To the extent that the Portfolio's assets are traded in other markets when the NYSE is closed, the value of the Portfolio's assets may be effected on days when the Trust is not open for business. In addition, trading in some of the Portfolio's assets may not occur when the Trust is open for business.

     Net asset value of a Portfolio share is computed by dividing the value of the net assets of the Portfolio by the total number of shares outstanding in the Portfolio. Share prices for any transaction are those next calculated after receipt of an order.


     Except for money market instruments maturing in 60 days or less and foreign securities as discussed below, securities held by the Portfolios are valued at market value. If market values are not readily available, or if available market quotations are not reliable, securities are priced at their fair value as determined by the Valuation Committee of the Trust's Board of Trustees using procedures approved by the Board of Trustees. The Portfolios may use fair value pricing if the value of a security has been materially affected by events occurring before the Portfolio's calculation of NAV but after the close of the primary markets on which the security is traded. The Portfolios may also use fair value pricing if reliable market quotations are unavailable due to infrequent trading or if trading in a particular security was halted during the day and did not resume prior to the Portfolios' calculation of NAV. The use of fair value pricing has the effect of valuing a security based upon the price a Portfolio might reasonably expect to receive if it sold that security but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material. With respect to any portion of a Portfolio's assets that is invested in other open-end investment companies, that portion of the Portfolio's NAV is calculated based on the NAV of that investment company. Securities of each Master Fund are valued at their net asset value as described in the Master Funds' prospectus.


     Each Portfolio has retained a third party pricing service to automatically fair value each of its investments that is traded principally on a foreign exchange or market, subject to adjustment by the Trust's Valuation Committee. The Valuation Committee will regularly monitor and review the services provided by the pricing service to the Portfolios and periodically report to the Board on the pricing services' performance.

     Money market instruments maturing in 60 days or less are valued on the amortized cost basis.

FOR MORE INFORMATION

If you would like more information about a Portfolio, the following documents are available to you free upon request:

Annual/Semi-annual Reports

     Contain additional information about a Portfolio's performance. In a Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

Statement of Additional Information ("SAI")

     Provides a fuller technical and legal description of the Portfolio's policies, investment restrictions, and business structure. The SAI is legally considered to be a part of this Prospectus.

If you would like a copy of the current versions of these documents, or other information about a Portfolio including the statement of additional information and other information about the American Funds Master Funds, contact:

                           Met Investors Series Trust
                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
                                 1-800-848-3854



Free copies of the SAI and Annual and Semi-Annual Reports are available at the following website: www.metlifeinvestors.com/

Information about a Portfolio, including the Annual and Semi-annual Reports and SAI, may also be obtained from the Securities and Exchange Commission ("SEC"):


o  In person      Review and copy documents in the SEC's Public Reference Room in Washington, D.C.  (for information call 202-942-8090).

o  On line        Retrieve information from the EDGAR database on the SEC's web site at: http://www.sec.gov.
                           ------------------

o  By mail        Request documents, upon payment of a duplicating fee,
                  by writing to SEC, Public Reference Section, Washington, D.C.
                  20549 or by e-mailing the SEC at publicinfo@sec.gov.

                              SEC FILE # 811-10183

                       STATEMENT OF ADDITIONAL INFORMATION

                           MET INVESTORS SERIES TRUST

     This Statement of Additional Information provides supplementary information pertaining to shares of four investment portfolios ("Portfolios") of Met Investors Series Trust (the "Trust"), an open-end, management investment company. This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated May 1, 2005 (the "Prospectus") for, as applicable, the Class A, Class B, Class C and Class E shares of the Met/American Growth Portfolio, Met/American Growth-Income Portfolio, Met/American International Portfolio and Met/American Bond Portfolio which may be obtained by writing the Trust at 22 Corporate Plaza Drive, Newport Beach California 92660 or by calling (800) 848-3854. Unless otherwise defined herein, capitalized terms have the meanings given to them in the Prospectus.

     The date of this Statement of Additional Information is May 1, 2005.


                                Table of Contents

                                                                                                               Page



MASTER FEEDER STRUCTURE...........................................................................................3
INVESTMENT OBJECTIVES AND POLICIES................................................................................4
         Portfolio Turnover.......................................................................................4
         Repurchase Agreements....................................................................................4
INVESTMENT RESTRICTIONS...........................................................................................4
         Fundamental Policies.....................................................................................4
         Non-Fundamental Policies.................................................................................6
PERFORMANCE INFORMATION...........................................................................................6
         Total Return.............................................................................................6
         Yield....................................................................................................7
         Non-Standardized Performance.............................................................................8
PORTFOLIO TRANSACTIONS............................................................................................8
MANAGEMENT OF THE TRUST...........................................................................................8
         Trustees and Officers....................................................................................8
         Committees of the Board.................................................................................11
         Compensation of the Trustees............................................................................12
         Proxy Voting Procedures.................................................................................13
         Proxy Voting Records....................................................................................13
         Portfolio Holdings Disclosure Policy....................................................................13
INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................14
         The Manager.............................................................................................14
         Master Funds............................................................................................17
         The Administrator.......................................................................................17
         The Distributor.........................................................................................17
         Rule 12b-1 Plan of the Master Funds.....................................................................20
         Code of Ethics..........................................................................................20
         Custodian...............................................................................................20
         Transfer Agent..........................................................................................20
         Legal Matters...........................................................................................20
         Independent Auditors....................................................................................20

REDEMPTION OF SHARES............................................................................................21
                                                                                                                 =
NET ASSET VALUE..................................................................................................21
FEDERAL INCOME TAXES.............................................................................................21
ORGANIZATION AND CAPITALIZATION OF THE TRUST....................................................................23
                                                                                                                 =
APPENDIX........................................................................................................A-1


----------------------
         No person has been authorized to give any information or to make any representation not contained in this Statement of Additional Information or in the Prospectus and, if given or made, such information or representation must not be relied upon as having been authorized. This Statement of Additional Information does not constitute an offering of any securities other than the registered securities to which it relates or an offer to any person in any state or other jurisdiction of the United States or any country where such offer would be unlawful.

                             MASTER FEEDER STRUCTURE

     Each Portfolio described in this Statement of Additional Information operates as a "feeder fund" which means that the Portfolio does not buy investment securities directly. Instead, it invests in a "Master Fund" which in turn purchases investment securities. Each Portfolio has essentially the same investment objective and limitations as its Master Fund. Each Master Fund is a series of American Funds Insurance Series ("American Funds"). Each Portfolio will purchase Class 2 shares of the corresponding Master Fund as set forth below:

           TRUST PORTFOLIO                     AMERICAN FUNDS MASTER FUND
 --------------------------------------------- --------------------------------
 Met/American Growth Portfolio                 Growth Fund
 --------------------------------------------- --------------------------------
 Met/American Growth-Income Portfolio          Growth-Income Fund
 --------------------------------------------- --------------------------------
 Met/American International Portfolio          International Fund
 --------------------------------------------- --------------------------------
 Met/American Bond Portfolio                   Bond Fund
 --------------------------------------------- --------------------------------


     As a shareholder in a Master Fund, a Portfolio bears its ratable share of the Master Fund's expenses including advisory and administration fees. A Portfolio may withdraw its entire investment from a Master Fund at any time the Trust's Manager, subject to approval of the Board of Trustees, decides it is in the best interest of the shareholders of the Portfolio to do so.

     The Board of Trustees of the Master Fund formulates the general policies of each Master Fund and meets periodically to review each Master Fund's performance, monitor investment activities and practices and discuss other matters affecting each Master Fund.

     THE STATEMENT OF ADDITIONAL INFORMATION FOR THE MASTER FUNDS IS DELIVERED TOGETHER WITH THIS STATEMENT OF ADDITIONAL INFORMATION.

                       INVESTMENT OBJECTIVES AND POLICIES

     The investment policies and restrictions of each Master Fund are described in the statement of additional information for the Master Funds which is delivered together with this Statement of Additional Information.

     The following information supplements the discussion of the investment objectives and policies of the Portfolios in the Prospectus.

Portfolio Turnover

     The portfolio turnover for the Master Funds is described in the prospectus for the Master Funds which is delivered together with the Prospectus for the Portfolios. Higher portfolio rates usually generate additional brokerage commissions and expenses.

Repurchase Agreements

     Each of the Portfolios may enter into repurchase agreements with a bank, broker-dealer, or other financial institution but no Portfolio may invest more than 15% of its net assets in repurchase agreements having maturities of greater than seven days.

     Repurchase agreements involve the purchase of a security by a Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers the Portfolio a method of earning income on idle cash that is only temporarily available. A Portfolio may enter into repurchase agreements, provided the Trust's custodian always has possession of securities serving as collateral whose market value at least equals the amount of the repurchase obligation. To minimize the risk of loss a Portfolio will enter into repurchase agreements only with financial institutions which are considered by the Manager to be creditworthy. If an institution enters an insolvency proceeding, the resulting delay in liquidation of the securities serving as collateral could cause a Portfolio some loss, as well as legal expense, if the value of the securities declines prior to liquidation.

                             INVESTMENT RESTRICTIONS

     Each Portfolio has adopted substantially the same investment restrictions as the Master Fund in which it invests. Restriction numbers 1, 2, 3 and 4, listed in non-fundamental policies below are, with respect to each Master Fund, fundamental restrictions.

Fundamental Policies

     The following investment restrictions are fundamental policies, which may not be changed without the approval of a majority of the outstanding shares of the Portfolio. As provided in the 1940 Act, a vote of a majority of the outstanding shares necessary to amend a fundamental policy means the affirmative vote of the lesser of (1) 67% or more of the shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding shares of the Portfolio.

     Each Portfolio may not:

     (1) Invest more than 5% of the value of its total assets in the securities of any one issuer provided that this limitation shall apply only to 75% of the value of its total assets and, provided further, that the limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies and instrumentalities or securities of other investment companies. The short-term obligations of commercial banks are excluded from this 5% limitation with respect to 25% of the Portfolio's total assets.

     (2) As to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer.

     (3) Invest more than 25% of its total assets in the securities of issuers in the same industry. Obligations of the U.S. government, its agencies and instrumentalities, are not subject to this 25% limitation on industry concentration. In addition, the Portfolio may, if deemed advisable, invest more than 25% of its assets in the obligations of domestic commercial banks.

     (4) Invest in real estate (including limited partnership interests, but excluding securities of companies, such as real estate investment trusts, which deal in real estate or interests therein).

     (5) Purchase commodities or commodity contracts; except that Met/American International Portfolio may engage in transactions involving currencies (including forward or futures contracts and put and call options).

     (6)  Make loans to others  except for (a) the purchase of debt  securities;
          (b) entering into repurchase agreements; (c) the loaning of its portfolio securities; and (d) entering into loan participations.

     (7) Borrow money, except from banks for temporary purposes, and then in an amount not in excess of 5% of the value of the Portfolio's total assets. Moreover, in the event that the asset coverage for such borrowings falls below 300%, the Portfolio will reduce, within three days, in the amount of its borrowings in order to provide for 300% asset coverage.

     (8) Engage in underwriting of securities issued by others, except to the extent it may be deemed to be acting as an underwriter in the purchase or resale of portfolio securities.

     (9) Invest in securities of other investment companies, except as permitted by the 1940 Act. Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net assets in an open-end investment company having substantially the same investment objective and limitations as the Portfolio.



Non-Fundamental Policies

     The following investment restrictions apply to each Portfolio, except as noted. These restrictions may be changed for any Portfolio by the Trust's Board of Trustees without a vote of that Portfolio's shareholders.



     Each Portfolio may not:

     (1)  Invest  in  companies  for  the  purpose  of  exercising   control  or
          management;

     (2)  Purchase securities on margin;

     (3) Sell securities short, except to the extent that the Portfolio contemporaneously owns or has the right to acquire at no additional cost, securities identical to those sold short;

     (4) Invest in puts, calls, straddles, spreads or any combination thereof; except as described in Fundamental Policy No. 5;

     (5) With respect to Met/American Bond Portfolio only, invest, directly or indirectly, less than 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in debt securities. Shareholders will be provided with at least 60-days' prior written notice of any changes in the 80% investment policy. Such notice will comply with the conditions set forth in any applicable SEC rule then in effect.

PERFORMANCE INFORMATION

     Total return and yield will be computed as described below.

Total Return

     Each Portfolio's "average annual total return" figures described and shown in the Prospectus are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                                  P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1000
 T = average annual total return
 n = number of years
 ERV = Ending Redeemable Value of a hypothetical $1000 payment made at the beginning of the 1, 5, or 10 years (or other) periods at the end of the 1, 5, or 10 years (or other) periods (or fractional portion thereof).

     The calculations of total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and the deduction of all recurring expenses that were charged to shareholders' accounts. The total return figures do not reflect charges and deductions which are, or may be, imposed under the Contracts.

     The performance of each Portfolio will vary from time to time in response to fluctuations in market conditions, interest rates, the composition of the Portfolio's investments and expenses. Consequently, a Portfolio's performance figures are historical and should not be considered representative of the performance of the Portfolio for any future period.

Yield

     From time to time, the Trust may quote the Met/American Bond Portfolio's yield and effective yield in advertisements or in reports or other communications to shareholders. Yield quotations are expressed in annualized terms and may be quoted on a compounded basis.

     The 30-day yield for the Met/American Bond Portfolio will be calculated according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

                              YIELD = 2[(a-b+1)6-1]
                                         ---
                                         cd

Where:    a =      dividends and interest earned during the period
          b =      expenses accrued for the period (net of reimbursement)
          c =      the average daily number of shares outstanding during the
                   period that were entitled to receive dividends
          d =      the net asset value per share on the last day of the period

For the purpose of determining the interest earned (variable "a" in the formula) on debt obligations that were purchased by the Portfolio at a discount or premium, the formula generally calls for amortization of the discount or premium; the amortization schedule will be adjusted monthly to reflect changes in the market values of the debt obligations.

     Yield information is useful in reviewing the Portfolio's performance, but because yields fluctuate, such information cannot necessarily be used to compare an investment in the Portfolio's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is a function of the kind and quality of the instruments in the investment portfolio of the corresponding Master Fund, portfolio maturity, operating expenses and market conditions.

     It should be recognized that in periods of declining interest rates the yields will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the yields will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolio from the continuous sale of its shares will likely be invested by the Master Fund in instruments producing lower yields than the balance of the Master Fund's investments, thereby reducing the current yield of the Portfolio. In periods of rising interest rates, the opposite can be expected to occur.

Non-Standardized Performance

     In addition to the performance information described above, the Trust may provide total return information with respect to the Portfolios for designated periods, such as for the most recent six months or most recent twelve months. This total return information is computed as described under "Total Return" above except that no annualization is made.

                             PORTFOLIO TRANSACTIONS

     For information regarding portfolio transactions for each Master Fund, see the Master Fund's statement of additional information which is delivered together with this Statement of Additional Information.

                             MANAGEMENT OF THE TRUST

         The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Portfolios' activities, reviewing, among other things, each Portfolio's performance and its contractual arrangements with various service providers. The Trustees elect the officers of the Trust who are responsible for administering the Trust's day-to-day operations.

Trustees and Officers

     The Trustees and executive officers of the Trust, their ages and their principal occupations during the past five years are set forth below. Unless otherwise indicated, the business address of each is 22 Corporate Plaza Drive, Newport Beach, California 92660. Each Trustee who is deemed an "interested person," as such term is defined in the 1940 Act, is indicated by an asterisk. Those Trustees who are not "interested persons" as defined in the 1940 Act are referred to as "Disinterested Trustees."


The Trustees

-------------------------------------------------------------------------------------------------------------------------------



                                                                                          Number
                                                                                         of Port-
                                             Term of                                     folios in
                                              Office                                       Fund
                                               and                                       Complex
                              Position(s)    Length of                                   overseen                  Other
                               Held with      Time          Principal Occupation(s)        by               Directorships Held
Name, Age and Address          Registrant     Served        During Past 5 Years          Trustee                 by Trustee
---------------------          ----------    --------      ----------------------        --------              --------------

Elizabeth M. Forget*  (38)    President     Indefinite;  Since December 2000, President     30                    None
                              and Trustee   From         of Met Investors Advisory LLC;
                                            December     since July 2000, Executive Vice
                                            2000 to      President of MetLife Investors
                                            present.     Group, Inc.; from June 1996 to

                                                         July 2000, Senior Vice President
                                                         of Equitable Distributors, Inc.
                                                         and, most recently, Vice
                                                         President of Equitable Life
                                                         Assurance Society of the United
                                                         States.


Dawn M. Vroegop**             Trustee       Indefinite;  From September 1999 to September   30            Director, Caywood
(38)                                        From         2003, Managing Director,                         Scholl Asset
                                            December     Dresdner RCM Global Investors;                   Management;
                                            2000 to      from July 1994 to July 1999,                     Investment
                                            present.     Director, Schroder Capital                       Committee Member of
                                                         Management International.                        City College of San
                                                                                                          Francisco.
-----------------------------------------------------------------------------------------------------------------------------------

Disinterested Trustees
-----------------------------------------------------------------------------------------------------------------------------------
Stephen M. Alderman  (44)     Trustee       Indefinite;  Since November 1991, Shareholder   30            None
                                            From         in the law firm of Garfield and
                                            December     Merel, Ltd.
                                            2000 to
                                            present.
Jack R. Borsting  (74)        Trustee       Indefinite;  Since 2001, Professor of           30            Director, Whitman
                                            From         Business Administration and Dean                 Education Group,
                                            December     Emeritus, Marshall School of                     Ivax Diagnostics
                                            2000 to      Business, University of Southern                 and Los Angeles
                                            present.     California (USC); from 1995-2001                 Orthopedic
                                                         Executive Director, Center for                   Hospital.  Trustee,
                                                         Telecommunications Management,                   The Rose Hills
                                                         USC; from 1988 to 1995, Dean of                  Foundation.
                                                         Marshall School of Business,                     Member, Army
                                                         USC.                                             Science Board

Theodore A. Myers  (73)       Trustee       Indefinite;  Since 1993, Financial              30            None
                                            From         Consultant.
                                            December
                                            2000 to
                                            present.
Tod H. Parrott  (66)          Trustee       Indefinite;  Since June 1996, Managing          30            Director, U.S.
                                            From         Partner, Rockaway Partners Ltd.                  Stock Transfer
                                            December     (financial consultants).                         Corporation;
                                            2000 to                                                       Director Bonfire
                                            present.                                                      Foundation.
Roger T. Wickers  (69)        Trustee       Indefinite;  Since 1995, retired; from 1980     30            From 1995 to 1998,
                                            From         to 1995, Senior Vice President                   Chairman of the
                                            December     and General Counsel, Keystone                    Board of Directors
                                            2000 to      Group Inc. and the Keystone                      of two American
                                            present.     Group of Mutual Funds.                           International Group
                                                                                                          mutual funds.

-----------------------------------------------------------------------------------------------------------------------------------


The Executive Officers
-----------------------------------------------------------------------------------------------------------------------------------
Jeffrey A. Tupper             Vice          From         Since February 2001, Assistant
(33)                          President,    August       Vice President of MetLife
                              Chief         2002 to      Investors Distribution Company;
                              Financial     present      from 1997 to January 2001, Vice
                              Officer,                   President of PIMCO Advisors L.P.
                              Treasurer

Michael K. Farrell            Executive     From         Since July 2002, Chief Executive
(51)                          Vice          August       Officer of MetLife Investors

                              President     2002 to      Group, Inc. and Met Investors
                                            present      Advisory LLC; since April 2001,
                                                         Chief Executive Officer of
                                                         MetLife Resources and Senior
                                                         Vice President of Metropolitan
                                                         Life Insurance Company; since
                                                         January 1990, President of
                                                         Michael K. Farrell Associates,
                                                         Inc. (qualified retirement plans
                                                         for non-profit organizations)

Richard C. Pearson  (60)      Vice          From         Since July 2002, President of
                              President     December     MetLife Investors Distribution
                              and           2000 to      Company; since January, 2002,
                              Secretary     present.     Secretary of Met Investors
                                                         Advisory LLC; since January
                                                         2001, Senior Vice President,
                                                         General Counsel and Secretary of
                                                         MetLife Investors Group, Inc.;
                                                         since November 2000, Vice
                                                         President, General Counsel and
                                                         Secretary of Met Investors
                                                         Advisory LLC; from 1998 to
                                                         November 2000, President,
                                                         Security First Group, Inc.

Mary Moran Zeven              Assistant     From         Senior Vice President and Senior
One Federal Street            Secretary     August       Managing Counsel (2002 to
Boston, Massachusetts 02110                 2001 to      present), Vice President and
(44)                                        present      Associate Counsel (2000 to
                                                         2002), State Street Bank and
                                                         Trust Company; Vice President
                                                         and Counsel, PFPC, Inc. (1999 to
                                                         2000).

William C. Cox                Assistant     From         Since 1997, Vice President and
One Federal Street            Treasurer     November     Senior Director, Fund
Boston, Massachusetts                       2004 to      Administration Division, State
02110                                       present      Street Bank and Trust Company
(38)



* "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Forget is an interested person of the Trust as a result of her affiliation with the Manager and the Distributor.


** "Interested person" of the Trust (as that term is defined in the 1940 Act). Ms. Vroegop may be deemed an interested person of the Trust as a result of her prior affiliation with RCM Investment Management LLC, the Adviser to the RCM Global Technology Portfolio.


     Committees of the Board

     The Trust has a standing Audit Committee consisting of all of the Disinterested Trustees. The Audit Committee's function is to recommend to the Board independent accountants to conduct the annual audit of the Trust's financial statements; review with the independent accountants the outline, scope and results of the annual audit; and review the performance and fees charged by the independent accountants for professional services. In addition, the Audit Committee meets with the independent accountants and representatives of management to review accounting activities and areas of financial reporting and control. The Audit Committee held four meetings during the fiscal year ended December 31, 2004.

     The Trust has a Nominating and Compensation Committee consisting of all the Disinterested Trustees. The Nominating and Compensation Committee's function is to nominate and evaluate Disinterested Trustee candidates and review the compensation arrangement for each of the Trustees. The Nominating and Compensation Committee will not consider nominees recommended by contract holders. The Nominating and Compensation Committee held two meetings during the fiscal year ended December 31, 2004.

     The Trust has a Valuation Committee consisting of Elizabeth M. Forget, Richard C. Pearson, Jeffrey Tupper, Anthony Dufault and such other officers of the Trust and the Manager, as well as such officers of any Adviser to any Portfolio as are deemed necessary by Ms. Forget, Mr. Pearson, Mr. Tupper or Mr. Dufault from time to time, each of whom shall serve at the pleasure of the Board of Trustees as members of the Valuation Committee. This committee determines the value of any of the Trust's securities and assets for which market quotations are not readily available or for which valuation cannot otherwise be provided. The Valuation Committee held 15 meetings during the fiscal year ended December 31, 2004.

     Compensation of the Trustees

     Each Trustee, who is not an employee of the Manager or any of its affiliates, currently receives from the Trust an annual retainer of $36,000 ($9,000 per quarter) plus (i) an additional fee of $3,000 for each regularly scheduled Board meeting attended, Committee meetings and private Disinterested Trustee meetings attended, and (ii) $750 for each telephonic/internet interactive Board and Committee meeting attended, plus reimbursement for expenses in attending in-person meetings. In addition, the lead Disinterested Trustee who is also Chair of the Audit Committee receives a supplemental retainer of $10,000 per year ($2,500 per quarter).

     The table below sets forth the compensation paid to each of the Trustees affiliated with the Manager and all other Trustees during the fiscal year ended December 31, 2004. For a portion of 2004, the Trustees were paid under a different compensation schedule.




                                                            Total Compensation
                                        Aggregate           From Fund Complex
                                        Compensation from   Paid to Trustee
Name of Person, Position                Trust

Elizabeth M. Forget, Trustee            None                None


------------------------------------------------------------------------


------------------------------------------------------------------------
Stephen M. Alderman                     $60,250             $60,250
Jack R. Borsting                        $50,250             $50,250
Theodore A. Myers                       $47,250             $47,250
Tod H. Parrott                          $50,250             $50,250
Dawn M. Vroegop                         $49,500             $49,500
Roger T. Wickers                        $50,250             $50,250

     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

     As of December 31, 2004, the officers and Trustees of the Trust as a group did not own any outstanding shares of the Trust.

     Proxy Voting Procedures


     Pursuant to the Trust's Proxy Voting Policies and Procedures, the Trust has delegated the proxy voting responsibilities with respect to each Portfolio to the Manager. Because the Manager views proxy voting as a function that is incidental and integral to portfolio management, it has in turn delegated the proxy voting responsibilities with respect to each Portfolio to the applicable Advisers. With respect to the Master Funds, see the statement of additional information for the Master Funds for information on the proxy voting procedures for the Funds' investment adviser.


     Proxy Voting Records

     The Manager and each of the Advisers, as applicable, will maintain records of voting decisions for each vote cast on behalf of the Portfolios. Information regarding how each Portfolio voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 has been filed with the Securities and Exchange Commission on Form N-PX and is available (1) without charge, upon request, by calling the Trust, toll-free at 1-800-343-8496 and (2) on the SEC's website at http://www.sec.gov.

     Portfolio Holdings Disclosure Policy

     The Board of Trustees has adopted and approved policies and procedures reasonably designed to protect the confidentiality of the Trust's portfolio holdings information and to seek to prevent the selective disclosure of such information. The Trust reserves the right to modify these policies and procedures at any time without notice.


     Only the Manager's or, as applicable, an Adviser's Chief Compliance Officer, or persons designated by the Trust's Chief Compliance Officer (each, an "Authorized Person") are authorized to disseminate nonpublic portfolio information, and only in accordance with the procedures described below. Pursuant to these polices and procedures, the Manager or the Adviser may disclose a Portfolio's portfolio holdings to unaffiliated parties prior to the time such information has been disclosed to the public through a filing with the Securities and Exchange Commission only if an Authorized Person determines that
(i) there is a legitimate business purpose for the disclosure; and (ii) the recipient is subject to a confidentiality agreement, including a duty not to trade on the nonpublic information. Under the Trust's policies and procedures, a legitimate business purpose includes disseminating or providing access to portfolio information to (i) the Trust's service providers (e.g., custodian, independent  auditors)  in order for the  service  providers  to  fulfill  their contractual duties to the Trust; (ii) rating and ranking organizations and mutual fund analysts; (iii) a newly hired Adviser prior to the Adviser commencing its duties; (iv) the Adviser of a Portfolio or other affiliated investment company portfolio that will be the surviving portfolio in a merger; and (v) firms that provide pricing services, proxy voting services and research and trading services. The Trust's policies and procedures prohibit the dissemination of non-public portfolio information for compensation or other consideration. Any exceptions to these policies and procedures may be made only if approved by the 's Chief Compliance OfficerTrust's Chief Compliance Officer as in the best interests of the Trust, and only if such exceptions are reported to the Trust's Board of Trustees at its next regularly scheduled meeting.


     Dissemination of the Trust's portfolio holdings information to MetLife enterprise employees is limited to persons who are subject to a duty to keep such information confidential and who need to receive the information as part of their duties. As a general matter, the Trust disseminates portfolio holdings to contract owners only in the Annual or Semiannual Reports or in other formats that are generally available on a contemporaneous basis to all such contract owners or the general public. The information is also available quarterly on the Trust's website. In addition, disclosure of portfolio holding information will be made in accordance with applicable law or as requested by governmental authorities.


                     INVESTMENT ADVISORY AND OTHER SERVICES

The Manager

     The Trust is managed by Met Investors Advisory LLC (the "Manager") which, subject to the supervision and direction of the Trustees of the Trust, has overall responsibility for the general management and administration of the Trust. MetLife Investors Group, Inc., an affiliate of Metropolitan Life Insurance Company, owns all of the outstanding common shares of the Manager and MetLife Investors Distribution Company.

     The Trust and Manager have entered into a Management Agreement dated December 8, 2000, as amended ("Management Agreement"), which was initially approved by the Board of Trustees on December 7, 2000 and by Security First Life Insurance Company (currently known as MetLife Investors USA Insurance Company), as initial shareholder of the Trust, on December 8, 2000. Subject always to the supervision and direction of the Trustees of the Trust, under the Management Agreement the Manager will have (i) overall supervisory responsibility for the general management and investment of each Portfolio's assets; (ii) full discretion to select new or additional sub-advisers for each Portfolio; (iii) full discretion to enter into and materially modify investment advisory agreements with sub-advisers; (iv) full discretion to terminate and replace any sub-adviser; and (v) full investment discretion to make all determinations with respect to the investment of a Portfolio's assets not then managed by a sub-adviser. In addition, the Manager will monitor compliance of the Portfolios with their investment objectives, policies and restrictions and review and report to the Trustees of the Portfolio. The Manager will furnish to the Trust such statistical information, with respect to the investments that a Portfolio may hold or contemplate purchasing, as the Trust may reasonably request. On the Manager's own initiative, the Manager will apprise the Trust of important developments materially affecting each Portfolio and will furnish the Trust, from time to time, with such information as may be appropriate for this purpose. Further, the Manager agrees to furnish to the Trustees of the Trust such periodic and special reports as the Trustees of the Trust may reasonably request.

     Under the Management Agreement, the Manager also is required to furnish to the Trust, at its own expense and without remuneration from or other cost to the Trust, the following:


o    Office space, all necessary office facilities and equipment;


o Necessary executive and other personnel, including personnel for the performance of clerical and other office functions, other than those functions related to and to be performed under the Trust's contract or contracts for administration, custodial, accounting, bookkeeping, transfer and dividend disbursing agency or similar services by the entity selected to perform such services; or

o Information and services, other than services of outside counsel or independent accountants or investment advisory services to be provided by any sub-adviser under an advisory agreement with the Manager or the investment adviser to any Master Fund in which a Portfolio invests, required in connection with the preparation of all registration statements, prospectuses and statements of additional information, any supplements thereto, annual, semi-annual, and periodic reports to Trust shareholders, regulatory authorities, or others, and all notices and proxy solicitation materials, furnished to shareholders or regulatory authorities, and all tax returns.

     As compensation for these services the Trust pays the Manager a monthly fee at the following annual rates of each Portfolio's average daily net assets:

----------------------------------------------- -------------------------------
                Portfolio                                    Fee
----------------------------------------------- -------------------------------
Met/American Growth Portfolio                   0.75%
----------------------------------------------- -------------------------------
Met/American Growth-Income Portfolio            0.75%
----------------------------------------------- -------------------------------
Met/American International Portfolio            0.90%
----------------------------------------------- -------------------------------
Met/American Bond Portfolio                     0.50%
----------------------------------------------- -------------------------------


To the extent that a Portfolio invests all of its assets in a Master Fund or other registered investment company, no fee will be payable to the Manager.

     In addition to the management fees, if any, the Trust pays all expenses not assumed by the Manager, including, without limitation, charges for the services and expenses of the independent accountants and legal counsel retained by the Trust, for itself and its Disinterested Trustees, accounting and auditing services, interest, taxes, costs of printing and distributing reports to shareholders, proxy materials and prospectuses, charges of its administrator, custodian, transfer agent and dividend disbursing agent, registration fees, fees and expenses of the Trustees who are not affiliated persons of the Manager, insurance, brokerage costs, litigation, and other extraordinary or nonrecurring expenses. All general Trust expenses are allocated among and charged to the assets of the Portfolios of the Trust on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each Portfolio or the nature of the services performed and relative applicability to each Portfolio. In addition, as discussed below under "Distribution of the Trust's Shares," the Class B, Class C and Class E shares of each Portfolio may pay for certain distribution - related expenses in connection with activities primarily intended to result in the sale of its shares.

     The Management Agreement continues in force for two years from its commencement date, with respect to each Portfolio, and from year to year thereafter, but only so long as its continuation as to each Portfolio is specifically approved at least annually (i) by the Trustees or by the vote of a majority of the outstanding voting securities of the Portfolio, and (ii) by the vote of a majority of the Disinterested Trustees, by votes cast in person at a meeting called for the purpose of voting on such approval. As of the date of this Statement of Additional Information, the Portfolios had not commenced operations. The Management Agreement provides that it shall terminate automatically if assigned, and that it may be terminated as to any Portfolio without penalty by the Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Portfolio upon 60 days' prior written notice to the Manager, or by the Manager upon 90 days' prior written notice to the Trust, or upon such shorter notice as may be mutually agreed upon.

     In approving the Management Agreement, the Board of Trustees considered on a Portfolio-by-Portfolio basis the following factors: the nature and quality of the services to be provided by the Manager to the Trust; the Manager's personnel and operations; the Manager's financial condition; the fact that the Manager would not be paid for its services and expenses as Manager so long as the assets of each Portfolio were invested only in the shares of a registered investment company; comparative fee (in the event a Portfolio's assets were not invested only in the shares of a registered investment company) and expense information for each of the Portfolios with comparable funds for each of the Portfolios; the profitability of the Trust to the Manager; the direct and indirect benefits, if any, to be derived by the Manager from the relationship with the Trust; and any possible conflicts of interest.

     The Trust and the Manager have received an exemptive order from the Securities and Exchange Commission ("Multi-Manager Order"). The Multi-Manager Order permits the Manager, subject to approval of the Board of Trustees, to: (i) select new or additional sub-advisers for the Trust's Portfolios; (ii) enter into new investment advisory agreements and materially modify existing investment advisory agreements; and (iii) terminate and replace the sub-advisers without obtaining approval of the relevant Portfolio's shareholders. In such circumstances, shareholders would receive notice of such action, including the information concerning the Adviser that normally is provided in a proxy statement. However, the Manager may not enter into an investment advisory agreement with an "affiliated person" of the Manager (as that term is defined in
Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") unless the investment advisory agreement with the Affiliated Adviser, including compensation hereunder, is approved by the affected Portfolio's shareholders, including, in instances in which the investment advisory agreement pertains to a newly formed Portfolio, the Portfolio's initial shareholder. Although shareholder approval is not required for the termination of advisory agreements, shareholders of a Portfolio continue to have the right to terminate such agreements for the Portfolio at any time by a vote of a majority of outstanding voting securities of the Portfolio. So long as the assets of a Portfolio are invested solely in the shares of a registered investment company, the Portfolio will not have a sub-adviser.

Master Funds

     For information regarding the investment adviser to the Master Funds, see the Master Funds' statement of additional information which is delivered together with this Statement of Additional Information.

The Administrator

     Pursuant to an administration agreement ("Administration Agreement"), State Street Bank and Trust Company ("Administrator") assists the Manager in the performance of its administrative services to the Trust and provides the Trust with other necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust.

     The Administrator was organized as a Massachusetts trust company. Its principal place of business is at One Federal Street, Boston, Massachusetts 02110. Under the Administration Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly, at an annual rate of approximately 0.05% of the average daily net assets of each Portfolio of the Trust. The Administration Agreement shall remain in effect until December 31, 2005 and shall thereafter continue in effect for successive periods of one year, unless terminated by any party upon not less than sixty (60) days' prior written notice to the other party.

The Distributor

     The Trust has distribution agreements with MetLife Investors Distribution Company ("MID" or the "Distributor") in which MID serves as the Distributor for the Trust's Class A shares, Class B shares, Class C and Class E shares. MID is an affiliate of Metropolitan Life Insurance Company. MID's address is 22 Corporate Plaza Drive, Newport Beach, California 92660.

     The Trust's distribution agreements with respect to the Class A, Class B, Class C and Class E shares ("Distribution Agreements") were initially approved by the Board of Trustees at Board meetings held on December 7, 2000 (Class A, Class B, Class C) and April 23, 2001 (Class E). The Distribution Agreements will remain in effect from year to year provided each Distribution Agreement's continuance is approved annually by (i) a majority of the Trustees who are not parties to such agreement or "interested persons" (as defined in the 1940 Act) of the Trust or a Portfolio and, if applicable, who have no direct or indirect financial interest in the operation of the Class B, Class C or Class E Distribution Plan or any such related agreement and (ii) either by vote of a majority of the Trustees or a majority of the outstanding voting securities (as defined in the 1940 Act) of the Trust.

     The Distributor or its affiliates for the Class A shares will pay for printing and distributing prospectuses or reports prepared for their use in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants and preparing, printing and mailing any other literature or advertising in connection with the offering of the Class A shares to prospective contract owners and qualified plan participants.

     Pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan, the Trust compensates the Distributor from assets attributable to the Class B, Class C and Class E shares, as applicable, for services rendered and expenses borne in connection with activities primarily intended to result in the sale of the Trust's Class B, Class C and Class E shares. It is anticipated that a portion of the amounts received by the Distributor will be used to defray various costs incurred or paid by the Distributor in connection with the printing and mailing of Trust prospectuses, statements of additional information and any supplements thereto and shareholder reports, and holding seminars and sales meetings with wholesale and retail sales personnel designed to promote the distribution of Class B, Class C and Class E shares. The Distributor may also use a portion of the amounts received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the distribution of the Class B, Class C and Class E shares.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan provide that the Trust, on behalf of each Portfolio, may pay annually up to 0.50%, 1.00% and 0.25%, respectively of the average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively, in respect to activities primarily intended to result in the sale of Class B, Class C and Class E shares. However, under the Distribution Agreements, payments to the Distributor for activities pursuant to the Class B Distribution Plan, the Class C Distribution Plan and the Class E
Distribution Plan are limited to payments at an annual rate equal to 0.25%, 0.30% and 0.15% of average daily net assets of a Portfolio attributable to its Class B shares, Class C shares and Class E shares, respectively. Under the terms of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and the related Distribution Agreements, each Portfolio is authorized to make payments monthly to the Distributor that may be used to pay or reimburse entities (including Metropolitan Life Insurance Company and its affiliates) providing distribution and shareholder servicing with respect to the Class B, Class C and Class E shares for such entities' fees or expenses incurred or paid in that regard.

     Each of the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan is of a type known as a "compensation" plan because payments are made for services rendered to the Trust with respect to Class B shares, Class C shares and Class E shares regardless of the level of expenditures by the Distributor. The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and in connection with their annual consideration of the Class B
Distribution Plan's, the Class C Distribution Plan's and the Class E Distribution Plan's renewal. The Distributor has indicated that it expects its expenditures to include, without limitation: (a) the printing and mailing of Trust prospectuses, statements of additional information, any supplements thereto and shareholder reports for prospective Contract owners with respect to the Class B, Class C and Class E shares of the Trust; (b) those relating to the development, preparation, printing and mailing of advertisements, sales literature and other promotional materials describing and/or relating to the Class B, Class C and Class E shares of the Trust; (c) holding seminars and sales meetings designed to promote the distribution of Class B, Class C and Class E shares of the Trust; (d) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Trust investment objectives and policies and other information about the Trust and its Portfolios, including the performance of the Portfolios; (3) training sales personnel regarding the Class B, Class C and Class E shares of the Trust; and
(f) financing any other activity that the Distributor determines is primarily intended to result in the sale of Class B, Class C and Class E shares.

     A description of the Class B Distribution Plan with respect to the Class B shares and related services and fees thereunder is provided in the Prospectus for the Class B shares of the Portfolios. A description of the Class C Distribution Plan with respect to the Class C shares and related services and fees thereunder is provided in the Prospectus for the Class C shares of the Portfolios. On December 7, 2000, the Board of Trustees of the Trust, including the Disinterested Trustees unanimously approved the Class B Distribution Plan and the Class C Distribution Plan. A description of the Class E Distribution Plan with respect to the Class E shares and related services and fees thereunder is provided in the Prospectus for the Class E shares of the Portfolios. On April 23, 2001, the Board of Trustees of the Trust including the Disinterested Trustees unanimously approved the Class E Distribution Plan.

     The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement that is entered into by the Trust or the Distributor of the Class B, Class C and Class E shares in connection with the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan will continue in effect for a period of more than one year only so long as continuance is specifically approved at least annually by vote of a majority of the Trust's Board of Trustees, and of a majority of the Disinterested Trustees, cast in person at a meeting called for the purpose of voting on the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan or any Rule 12b-1 related agreement, as applicable. In addition, the Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan and any Rule 12b-1 related agreement may be terminated as to Class B shares, Class C shares or Class E shares of a Portfolio at any time, without penalty, by vote of a majority of the outstanding Class B shares, Class C shares or Class E shares of the Portfolio, as applicable, or by vote of a majority of the Disinterested Trustees. The Class B Distribution Plan, the Class C Distribution Plan and the Class E Distribution Plan each also provides that it may not be amended to increase materially the amount (up to 0.50% [1.00% with respect to Class C and 0.25% with respect to Class E] of average daily net assets annually) that may be spent for distribution of Class B, Class C and Class E shares of any Portfolio without the approval of Class B, Class C and Class E shareholders, as applicable, of that Portfolio.

     The Distributor for each class of shares will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws. In the capacity of agent, the Distributor currently offers shares of each Portfolio on a continuous basis to qualified pension and profit sharing plans and to the separate accounts of insurance companies offering the Contracts in all states in which the Portfolio or the Trust may from time to time be registered or where permitted by applicable law. The Distribution Agreement provides that the Distributor shall accept orders for shares at net asset value without a sales commission or sale load being charged. The Distributor has made no firm commitment to acquire shares of any Portfolio.

Rule 12b-1 Plan of the Master Funds

     The Master Funds have adopted a Plan of Distribution (the "Master Fund Plan") for their Class 2 shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Master Fund Plan, the Master Funds will pay to insurance company contract issuers 0.25% of each Fund's average net assets annually (Class 2 shares only) to finance any distribution activity which is primarily intended to benefit the Class 2 shares of the Funds, provided that the Board of Trustees of the Funds has approved the categories of expenses for which payment is being made.

     For additional information regarding the Master Fund Plan, see the Master Fund statement of additional information, which is delivered together with this Statement of Additional Information.

Code of Ethics

     The Trust, its Manager, its Distributor, and each of its Advisers, have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts including securities that may be purchased or held by the Portfolios. A copy of each of the Codes of Ethics is on public file with, and is available from the Securities and Exchange Commission.

Custodian

     State Street Bank and Trust Company ("State Street Bank"), located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian of the Trust. Under the custody agreement, State Street Bank holds the Portfolios' securities, provides fund accounting and keeps all necessary records and documents.

Transfer Agent

     State Street Bank also serves as transfer agent for the Trust.

Legal Matters

     Certain legal matters are passed on for the Trust by Sullivan & Worcester LLP, 1666 K Street, N.W., Washington, D.C. 20006.

Independent Auditors

     Deloitte  &  Touche  LLP,   located  at  200   Berkeley   Street,   Boston,
Massachusetts 02116, serves as the Trust's independent auditors.



                              REDEMPTION OF SHARES

     The Trust may suspend redemption privileges or postpone the date of payment on shares of the Portfolios for more than seven days during any period (1) when the New York Stock Exchange is closed or trading on the Exchange is restricted as determined by the Securities and Exchange Commission, (2) when an emergency exists, as defined by the Securities and Exchange Commission, which makes it not reasonably practicable for a Portfolio to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the Securities and Exchange Commission may otherwise permit.

     The value of the shares on redemption may be more or less than the shareholder's cost, depending upon the market value of the portfolio securities at the time of redemption.

                                 NET ASSET VALUE

     The net asset value per share of each Portfolio is determined as of the close of regular trading of the New York Stock Exchange (currently 4:00 p.m., Eastern Time), each day the Exchange is open for trading. Currently, the Exchange is closed on: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Portfolio's net asset value will be based on the net asset value of the corresponding Master Fund, adjusted to reflect the Portfolio's other assets, if any, and expenses. For information regarding the determination of net asset value for each Master Fund, see the Master Funds statement of additional information which is delivered together with the Statement of Additional Information.

                              FEDERAL INCOME TAXES

     Each Portfolio intends to qualify each year as a "regulated investment company" under the Code. By so qualifying, a Portfolio will not be subject to federal income taxes to the extent that its net investment income and net realized capital gains are distributed.

     In order to so qualify, a Portfolio must, among other things, (1) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stocks or securities, and net income derived from an interest in a qualified publicly traded partnership; and (2) diversify its holdings so that, at the end of each quarter of the Portfolio's taxable year, (a) at least 50% of the market value of the Portfolio's assets is represented by cash, government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to 5% of the value of the Portfolio's assets and to not more than 10% of the voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in securities of any one issuer (other than government securities or the securities of other regulated investment companies) or the securities of one or more qualified publicly traded partnerships. For this purpose, a qualified publicly traded partnership is any publicly traded partnership other than one whose income is derived almost entirely from income which would be qualified income for a regulated investment company (that is, dividends, interest, payments with respect to securities loans, gains from the disposition of stock or securities, and the like) in any event. For a Portfolio which invests substantially all of its assets in a Master Fund, these tests are applied with reference to the gross income of, and assets owned by, the Master Fund.

     As a regulated investment company, a Portfolio will not be subject to federal income tax on net investment income and capital gains (short- and long-term), if any, that it distributes to its shareholders if at least 90% of its net investment income and net short-term capital gains for the taxable year are distributed, but will be subject to tax at regular corporate rates on any income or gains that are not distributed. In general, dividends will be treated as paid when actually distributed, except that dividends declared in October, November or December and made payable to shareholders of record in such a month will be treated as having been paid by the Portfolio (and received by shareholders) on December 31, provided the dividend is paid in the following January. Each Portfolio intends to satisfy the distribution requirement in each taxable year.

     The Portfolios will not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute all of their income and gains each calendar year because such tax does not apply to a registered investment company whose only shareholders are either tax-exempt pension trusts or segregated asset accounts of life insurance companies held in connection with variable annuity and/or variable life insurance policies.

     The Trust intends to comply with section 817(h) of the Code and the regulations issued thereunder. As required by regulations under that section, the only shareholders of the Trust and its Portfolios will be life insurance company segregated asset accounts (also referred to as separate accounts) that fund variable life insurance or annuity contracts, tax-exempt pension trusts, and MetLife Investors USA Insurance Company, the initial shareholder of the Portfolios, and its affiliates. See the prospectus or other material for the Contracts for additional discussion of the taxation of segregated asset accounts and of the owner of the particular Contract described therein.

     Section 817(h) of the Code and Treasury Department regulations thereunder impose certain diversification requirements on the segregated asset accounts investing in the Portfolios of the Trust. These requirements, which are in addition to the diversification requirements applicable to the Trust under the 1940 Act and under the regulated investment company provisions of the Code, are applied by reference to the assets owned by the Master Fund in which the Portfolio invests and may limit the types and amounts of securities in which the Portfolios or Master Funds may invest. Failure to meet the requirements of section 817(h) could result in current taxation of the owner of the Contract on the income of the Contract.

         The Trust may therefore find it necessary to take action to ensure that a Contract continues to qualify as a Contract under federal tax laws. The Trust, for example, may be required to alter the investment objectives of a Portfolio or substitute the shares of one Portfolio for those of another. No such change of investment objectives or substitution of securities will take place without notice to the shareholders of the affected Portfolio and the approval of a majority of such shareholders and without prior approval of the Securities and Exchange Commission, to the extent legally required.

                  ORGANIZATION AND CAPITALIZATION OF THE TRUST

     The Trust is a Delaware business trust organized on July 27, 2000. A copy of the Trust's Agreement and Declaration of Trust, which is governed by Delaware law, is filed as an exhibit to the Trust's registration statement. The Trust is the successor to the Security First Trust and Cova Series Trust, the series of which were converted to Portfolios of the Trust, effective February 12, 2001.


     The Trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest, par value $.001 per share, of one or more series. Currently, the Trustees have established and designated thirty series. Each series of shares represents the beneficial interest in a separate Portfolio of assets of the Trust, which is separately managed and has its own investment objective and policies. The Trustees of the Trust have authority, without the necessity of a shareholder vote, to establish additional portfolios and series of shares. The shares outstanding are, and those offered hereby when issued will be, fully paid and nonassessable by the Trust. The shares have no preemptive, conversion or subscription rights and are fully transferable.


     The Trust is authorized to issue four classes of shares (Class A, Class B, Class C and Class E) on behalf of each Portfolio. Class A shares are offered at net asset value and are not subject to distribution fees imposed pursuant to a distribution plan. Class B, Class C and Class E shares are offered at net asset value and are subject to distribution fees imposed pursuant to each Class' Distribution Plan adopted pursuant to Rule 12b-1 under the 1940 Act.

     The four classes of shares are currently offered under the Trust's multi-class distribution system approved by the Trust's Board of Trustees on December 7, 2000, which is designed to allow promotion of insurance products investing in the Trust through alternative distribution channels. Under the Trust's multi-class distribution system, shares of each class of a Portfolio represent an equal pro rata interest in that Portfolio and, generally, will have identical voting, dividend, liquidation, and other rights, other than the payment of distribution fees under the Distribution Plan.

     The Trust continuously offers its shares to separate accounts of insurance companies in connection with the Contracts. Class A, Class B, Class C and Class E shares currently are sold to insurance company separate accounts in connection with Contracts issued by the following affiliated insurance companies - Metropolitan Life Insurance Company, MetLife Investors Insurance Company,
MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, MetLife Investors USA Insurance Company, New England
Financial Life Insurance Company, General American Life Insurance Company (collectively, "MetLife"). As of December 31, 2004, MetLife owned substantially all of the Trust's outstanding Class A, Class B, Class C and Class E shares and, as a result, may be deemed to be a control person with respect to the Trust.

     As a "series" type of mutual fund, the Trust issues separate series of share of beneficial interest with respect to each Portfolio. Each Portfolio resembles a separate fund issuing a separate class of stock. Because of current federal securities law requirements, the Trust expects that its shareholders will offer to owners of the Contracts ("Contract owners") the opportunity to instruct them as to how shares allocable to their Contracts will be voted with respect to certain matters, such as approval of investment advisory agreements. As of the date of this Statement of Additional Information, there were no Contracts outstanding with premium allocated to any of the Portfolios.

     The Trust may in the future offer its shares to separate accounts of other insurance companies. The Trust does not currently foresee any disadvantages to Contract owners arising from offering the Trust's shares to separate accounts of insurance companies that are unaffiliated with each other. However, it is theoretically possible that, at some time, the interests of various Contract owners participating in the Trust through their separate accounts might conflict. In the case of a material irreconcilable conflict, one or more separate accounts might withdraw their investments in the Trust, which would possibly force the Trust to sell portfolio securities at disadvantageous prices. The Trustees of the Trust intend to monitor events for the existence of any material irreconcilable conflicts between or among such separate accounts and will take whatever remedial action may be necessary.

     The assets received from the sale of shares of a Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, constitute the underlying assets of the Portfolio. The underlying assets of a Portfolio are required to be segregated on the Trust's books of account and are to be charged with the expenses with respect to that Portfolio. Any general expenses of the Trust not readily attributable to a Portfolio will be allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Portfolio and the other Portfolios.

     Each share has one vote, with fractional shares voting proportionately. Shareholders of a Portfolio are not entitled to vote on any matter that requires a separate vote of the shares of another Portfolio but which does not affect the Portfolio. The Agreement and Declaration of Trust does not require the Trust to hold annual meetings of shareholders. Thus, there will ordinarily be no annual shareholder meetings, unless otherwise required by the 1940 Act. The Trustees of the Trust may appoint their successors until fewer than a majority of the
Trustees  have  been  elected  by  shareholders,  at  which  time a  meeting  of shareholders will be called to elect Trustees. Under the Agreement and Declaration of Trust, any Trustee may be removed by vote of the Trustees or vote of two-thirds of the outstanding shares of the Trust. Holders of 10% or more of the outstanding shares can require the Trustees to call a meeting of shareholders for the purpose of voting on the removal of one or more Trustees. If ten or more shareholders who have been such for at least six months and who hold in the aggregate shares with a net asset value of at least $25,000 inform the Trustees that they wish to communicate with other shareholders, the Trustees either will give such shareholders access to the shareholder lists or will inform them of the cost involved if the Trust forwards materials to the shareholders on their behalf. If the Trustees object to mailing such materials, they must inform the Securities and Exchange Commission and thereafter comply with the requirements of the 1940 Act.

                                    APPENDIX

                               SECURITIES RATINGS

Standard & Poor's Bond Ratings

     A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree. Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt of a higher rated category. Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and to repay principal for debt in this category than for higher rated categories. Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. The rating "C" is reserved for income bonds on which no interest is being paid. Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears. The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Bond Ratings

     Bonds which are rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody's applies numerical modifiers 1, 2 and 3 in the Aa and A rating categories. The modifier 1 indicates that the security ranks at a higher end of the rating category, modifier 2 indicates a mid-range rating and the modifier 3 indicates that the issue ranks at the lower end of the rating category. Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds which are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Standard & Poor's Commercial Paper Ratings

     "A" is the highest commercial paper rating category utilized by Standard & Poor's, which uses the numbers "1+", "1", "2" and "3" to denote relative strength within its "A" classification. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics. Liquidity ratios are better than industry average. Long-term debt rating is "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management. Issues rated "B" are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities. The rating "C" is assigned to short-term debt obligations with a doubtful capacity for repayment. An issue rated "D" is either in default or is expected to be in default upon maturity.

Moody's Commercial Paper Ratings

     "Prime-1" is the highest commercial paper rating assigned by Moody's, which uses the numbers "1", "2" and "3" to denote relative strength within its highest classification of Prime. Commercial paper issuers rated Prime by Moody's have the following characteristics. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or longer terms, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Fitch IBCA, Inc. Commercial Paper Ratings.

Fitch Investors Service L.P. employs the rating F-1+ to indicate issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+, while the rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

Duff & Phelps Inc.  Commercial  Paper  Ratings.

Duff & Phelps Inc. employs the designation of Duff 1 with respect to top grade commercial paper and bank money instruments. Duff 1+ indicates the highest certainty of timely payment: short-term liquidity is clearly outstanding, and safety is just below risk-free U.S. Treasury short-term obligations. Duff 1-indicates high certainty of timely payment. Duff 2 indicates good certainty of timely payment: liquidity factors and company fundamentals are sound.

Thomson BankWatch,  Inc. ("BankWatch") Commercial Paper Ratings.

BankWatch will assign both short-term debt ratings and issuer ratings to the issuers it rates. BankWatch will assign a short-term rating ("TBW-1", "TBW-2", "TBW-3", or "TBW-4") to each class of debt (e.g., commercial paper or non-convertible debt), having a maturity of one-year or less, issued by a holding company structure or an entity within the holding company structure that is rated by BankWatch. Additionally, BankWatch will assign an issuer rating ("A", "A/B", "B", "B/C", "C", "C/D", "D", "D/E", and "E") to each issuer that it rates.

     Various of the NRSROs utilize rankings within rating categories indicated by a + or -. The Portfolios, in accordance with industry practice, recognize such rankings within categories as graduations, viewing for example Standard & Poor's rating of A-1+ and A-1 as being in Standard & Poor's highest rating category.

                           MET INVESTORS SERIES TRUST

                                     PART C

                                Other Information




Item 23. EXHIBITS

     All references are to the Registrant's registration statement on Form N-1A as filed with the SEC on October 23, 2000, File Nos. 333-48456 and 811-10183
(the "Registration Statement")

---------------------------- ------------------------------------------------------------------------
Exhibit No.                  Description of Exhibits
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(1)                       Agreement and Declaration of Trust is incorporated by reference to the
                             Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(a)(2)                       Certificate of Trust is incorporated by reference to the Registration
                             Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(b)                          By-Laws are incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(c)                          None other than Exhibit 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)                       Management Agreement between Registrant and Met Investors Advisory
                             Corp. is incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement filed with the SEC on January 5, 2001
                             ("Pre-Effective Amendment No. 1").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(i)                    Form of Amendment No. 1 to Management Agreement is incorporated by reference to Pre-Effective Amendment No. 2 to the Registration
                             Statement filed with the SEC on February 5, 2001 ("Pre-Effective
                             Amendment No. 2").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(ii)                   Form of Amendment No. 2 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 4 to the Registration
                             Statement filed with the SEC on July 23, 2001 ("Post-Effective
                             Amendment No. 4").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(iii)                  Form of Amendment No. 3 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 6 to the Registration
                             Statement filed with the SEC on February 14, 2002 ("Post-Effective
                             Amendment No. 6").


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(iv)                   Form of Amendment No. 4 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 9 to the Registration
                             Statement filed with the SEC on February 14, 2003 ("Post-Effective
                             Amendment No. 9").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(v)                    Form of Amendment No. 5 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(vi)                   Form of Amendment No. 6 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 11 to the Registration
                             Statement filed with the SEC on August 28, 2003 ("Post-Effective
                             Amendment No. 11").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(vii)                  Form of Amendment No. 7 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 14 to the Registration
                             Statement filed with the SEC on April 30, 2004 ("Post-Effective
                             Amendment No. 14").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(1)(viii)                 Form of Amendment No. 8 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)(ix)                   Form of Amendment No. 9 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 17 to the Registration
                             Statement filed with the SEC on May 3, 2005 ("Post-Effective Amendment
                             No. 17").

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(1)(x)                    Form of Amendment No. 10 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(2)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(2)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(3)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(3)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(4)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(4)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(5)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(6)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Bond
                             Debenture Portfolio is incorporated by reference to the Registration
                             Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(7)(ii)                   Form of Amendment No. 2 to Investment Advisory Agreement with respect to Lord Abbett Bond Debenture Portfolio is incorporated by reference to Post-Effective Amendment No. 13 to the Registration Statement filed with the SEC on February 13, 2004 ("Post-Effective Amendment No. 13").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)                       Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Mid-Cap
                             Value Portfolio is incorporated by reference to the Registration
                             Statement.


---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(8)(i)                    Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Mid-Cap Value Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(9)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(10)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth and Income Portfolio is incorporated by reference to the Registration
                             Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(10)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to Lord Abbett Growth and Income Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(11)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(12)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(13)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(14)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(15)                      Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(16)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory Corp. with respect to the Lord Abbett Growth
                             Opportunities Portfolio is incorporated by reference to Pre-Effective
                             Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(17)                      Form of Investment Advisory Agreement between Putnam Investment
                             Management LLC and Met Investors Advisory Corp. with respect to the
                             Met/Putnam Research Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(17)(i)                   Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(17)(ii)                  Deleted.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(18)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory Corp. with respect to the PIMCO Total Return Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(19)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(20)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(20)(i)                   Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(20)(ii)                  Form of Investment Advisory Agreement between RCM Capital Management
                             LLC and Met Investors Advisory LLC with respect to RCM Global
                             Technology Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(21)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(22)                      Form of Investment Advisory Agreement between Massachusetts Financial
                             Services Company and Met Investors Advisory Corp. with respect to the
                             MFS Research International Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(23)                      Investment Advisory Agreement between Janus Capital Management LLC and
                             Met Investors Advisory LLC with respect to the Janus Aggressive Growth
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             8 to the Registration Statement filed with the SEC on May 1, 2002
                             ("Post-Effective Amendment No. 8").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(23)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to the Janus Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 8.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(23)(ii)                  Form of Amendment No. 2 to Investment Advisory Agreement with respect to the Janus Aggressive Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(23)(iii)                 Form of Amendment No. 3 to Investment Advisory Agreement with respect to Janus Aggressive Growth Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(24)                      Form of Investment Advisory Agreement between OppenheimerFunds, Inc.
                             and Met Investors Advisory Corp. with respect to the Oppenheimer
                             Capital Appreciation Portfolio is incorporated by reference to
                             Pre-Effective Amendment No. 2.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(25)                      Form of Investment Advisory Agreement between AIM Advisors, Inc. and
                             Met Investors Advisory Corp. with respect to the Met/AIM Small Cap
                             Growth Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 5 to the Registration Statement filed with the SEC on
                             October 9, 2001 ("Post-Effective Amendment No. 5").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(25)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to the Met/AIM Small Cap Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(26)                      Form of Investment Advisory Agreement between AIM Advisors, Inc. and
                             Met Investors Advisory Corp. with respect to the Met/AIM Mid Cap
                             Equity Portfolio (currently known as Met/AIM Mid Cap Core Equity
                             Portfolio) is incorporated by reference to Post-Effective Amendment
                             No. 5.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(26)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to Met/AIM Mid Cap Core Equity Portfolio is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(26)(ii)                  Form of Amendment No. 2 to Investment Advisory Agreement with respect to Met/AIM Mid Cap Core Equity Portfolio is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(27)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(28)                      Form of Investment Advisory Agreement between EQSF Advisers, Inc.
                             (currently known as Third Avenue Management LLC) and Met Investors
                             Advisory LLC with respect to the Third Avenue Small Cap Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(28)(i)                   Form of Amendment No. 1 to Investment Advisory Agreement with respect to Third Avenue Small Cap Value Portfolio is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(29)                      Form of Investment Advisory Agreement between Harris Associates L.P.
                             and Met Investors Advisory LLC with respect to the Harris Oakmark
                             International Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(30)                      Form of Investment Advisory Agreement between Putnam Investment
                             Management LLC and Met Investors Advisory LLC with respect to
                             Met/Putnam Capital Opportunities Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(31)                      Form of Investment Advisory Agreement between T. Rowe Price
                             Associates, Inc. and Met Investors Advisory LLC with respect to T.
                             Rowe Price Mid-Cap Growth Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(32)                      Form of Investment Advisory Agreement between Lord, Abbett & Co. and
                             Met Investors Advisory LLC with respect to Lord Abbett America's Value
                             Portfolio is incorporated by reference to Post-Effective Amendment No.
                             9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(33)                      Form of Investment Advisory Agreement between Pacific Investment
                             Management Company LLC and Met Investors Advisory LLC with respect to
                             PIMCO Inflation Protected Bond Portfolio is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(34)                      Form of Investment Advisory Agreement between Neuberger Berman
                             Management, Inc. and Met Investors Advisory LLC with respect to
                             Neuberger Berman Real Estate Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(35)                      Form of Investment Advisory Agreement between Turner Investment
                             Partners, Inc. and Met Investors Advisory LLC with respect to Turner
                             Midcap Growth Portfolio is incorporated by reference to Post-Effective
                             Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(36)                      Form of Investment Advisory Agreement between Goldman Sachs Asset
                             Management, L.P. and Met Investors Advisory LLC with respect to
                             Goldman Sachs Mid-Cap Value Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(d)(37)                      Form of Management Agreement between Registrant and Met Investors
                             Advisory LLC with respect to MetLife Defensive Strategy, MetLife
                             Moderate Strategy, MetLife Balanced Strategy, MetLife Growth Strategy
                             and MetLife Aggressive Strategy Portfolios is incorporated by reference to Post-Effective Amendment No. 15 to the Registration
                             Statement filed with the SEC on August 20, 2004 ("Post-Effective
                             Amendment No. 15").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(37)(i)                   Form of Amendment No. 1 to Management Agreement is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(d)(38)                      Form of Investment Advisory Agreement between Morgan Stanley Asset
                             Management and Met Investors Advisory LLC with respect to the Van
                             Kampen Comstock Portfolio is incorporated by reference to
                             Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(1)                       Form of Participation Agreement is incorporated by reference to
                             Post-Effective Amendment No. 4.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(1)(i)                    Form of Participation Agreement with respect to American Funds
                             Insurance Series is incorporated by reference to Post-Effective
                             Amendment No. 12 to the Registration Statement filed with the SEC on
                             November 17, 2003 ("Post-Effective Amendment No. 12").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)                       Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class A shares is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(i)                    Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to the Class A shares is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(ii)                   Form of Amendment No. 2 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(iii)                  Form of Amendment No. 3 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(2)(iv)                   Form of Amendment No. 4 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(2)(v)                    Form of Amendment No. 5 to Second Amended and Restated Distribution
                             Agreement with respect to Class A shares is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)                       Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class B shares is incorporated by reference to Post-Effective
                             Amendment
                             No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(i)                    Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to the Class B shares is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(ii)                   Form of Amendment No. 2 to Second Amended and Restated Distribution
                             Agreement with respect to Class B shares is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(iii)                  Form of Amendment No. 3 to Second Amended and Restated Distribution
                             Agreement with respect to Class B shares is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(3)(iv)                   Form of Amendment No. 4 to Second Amended and Restated Distribution
                             Agreement with respect to Class B shares is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(3)(v)                    Form of Amendment No. 5 to Second Amended and Restated Distribution
                             Agreement with respect to Class B shares is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)                       Form of Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to the Class E shares is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(i)                    Form of Amendment No. 1 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(ii)                   Form of Amendment No. 2 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment

                             No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(iii)                  Form of Amendment No. 3 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(iv)                   Form of Amendment No. 4 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is incorporated by reference to
                             Post-Effective Amendment  No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(4)(v)                    Form of Amendment No. 5 to Amended and Restated Distribution Agreement
                             with respect to Class E shares is filed herein.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(i)                    Form of Second Amended and Restated Distribution Agreement between the
                             Registrant and MetLife Investors Distribution Company with respect to
                             Class C shares is incorporated by reference to Post-Effective
                             Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(ii)                   Form of Amendment No. 1 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(iii)                  Form of Amendment No. 2 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(iv)                   Form of Amendment No. 3 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(e)(5)(v)                    Form of Amendment No. 4 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(e)(5)(vi)                   Form of Amendment No. 5 to Second Amended and Restated Distribution
                             Agreement with respect to Class C shares is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(f)                          Form of Deferred Compensation Plan is incorporated by reference to the
                             Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(1)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(g)(1)(ii)                   Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective
                             Amendment No. 5.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(1)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(1)(ii)                   Form of Transfer Agency and Service Agreement between Registrant and
                             State Street Bank and Trust Company is incorporated by reference to
                             Post-Effective Amendment No. 5.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(2)(i)                    Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(2)(ii)                   Form of Administration Agreement between Registrant and State Street
                             Bank and Trust Company is incorporated by reference to Post-Effective
                             Amendment No. 5.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(i)                    Revised Form of Expense Limitation Agreement between Registrant and
                             Met Investors Advisory Corp. is incorporated by reference to
                             Post-Effective Amendment No. 1 to the Registration Statement filed with the SEC on February 12, 2001 ("Post-Effective Amendment No. 1").
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(ii)                   Form of Amendment No. 1 to Expense Limitation Agreement between
                             Registrant and Met Investors Advisory Corp. is incorporated by reference to Post-Effective Amendment No. 4.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(iii)                  Form of Amended and Restated Expense Limitation Agreement between
                             Registrant and Met Investors Advisory Corp. is incorporated by reference to Post-Effective Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(iv)                   Form of Amendment No. 1 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(v)                    Form of Amendment No. 2 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(vi)                   Form of Amendment No. 3 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(h)(3)(vii)                  Form of Amendment No. 4 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(h)(3)(viii)                 Form of Amendment No. 5 to Amended and Restated Expense Limitation
                             Agreement between Registrant and Met Investors Advisory LLC is incorporated by reference to Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(1)                       Opinion and Consent of Sullivan & Worcester LLP dated October 23, 2000 is incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(2)                       Opinion and Consent of Sullivan & Worcester LLP dated December 29,
                             2000 is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(3)                       Opinion and Consent of Sullivan & Worcester LLP dated July 23, 2001 is incorporated by reference to Post-Effective Amendment No. 4.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(4)                       Opinion and Consent of Sullivan & Worcester LLP dated February 14,
                             2002 is incorporated by reference to Post-Effective Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(5)                       Opinion and consent of Sullivan & Worcester LLP dated February 14,
                             2003 is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(6)                       Opinion and Consent of Sullivan & Worcester LLP dated August 28, 2003 is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(7)                       Opinion and consent of Sullivan & Worcester LLP dated February 13,
                             2004 is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(i)(8)                       Opinion and Consent of Sullivan & Worcester LLP dated August 19, 2004 is incorporated by reference to Post-Effective Amendment No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(i)(9)                       Opinion and Consent of Sullivan & Worcester LLP dated February 15,
                             2005 is incorporated by reference to Post-Effective Amendment No. 17.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(j)(1)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(j)(2)                       Consent of Deloitte & Touche LLC dated May 2, 2005 is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(k)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(l)                          Not Applicable.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(1)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class B shares is incorporated by reference to the Registration
                             Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(2)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class E shares is incorporated by reference to Post-Effective
                             Amendment No. 3 to the Registration Statement filed with the SEC on
                             May 18, 2001.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(m)(3)                       Form of Distribution Plan Pursuant to Rule 12b-1 for the Registrant's
                             Class C shares is incorporated by reference to Post-Effective
                             Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(n)                          Form of Plan Pursuant to Rule 18f-3 is incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(o)                          Reserved
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(1)                       Code of Ethics of Met Investors Series Trust, Met Investors Advisory
                             Corp. and MetLife Investors Distribution Company is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(2)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(3)                       Code of Ethics of Lord, Abbett & Co. is incorporated by reference to the Registration Statement.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(4)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(5)                       Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(6)                       Code of Ethics of Janus Capital Management LLC is incorporated by reference to Post-Effective Amendment  No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(7)                       Code of Ethics of OppenheimerFunds, Inc. is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(8)                       Code of Ethics of Massachusetts Financial Services Company is
                             incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(9)                       Code of Ethics of Putnam Investment Management, LLC is incorporated by reference to Pre-Effective Amendment No. 1.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(10)                      Code of Ethics of Pacific Investment Management Company LLC is
                             incorporated by reference to Post-Effective Amendment No. 6.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(11)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(12)                      Code of Ethics of AIM Management Group, Inc. is incorporated by reference to Post-Effective Amendment

                             No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(13)                      Deleted.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(14)                      Code of Ethics of Third Avenue Management, LLC is incorporated by reference to Post-Effective Amendment No. 11.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(15)                      Code of Ethics of T. Rowe Price Associates, Inc. is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(16)                      Code of Ethics of Harris Associates L.P. is incorporated by reference to Post-Effective Amendment No. 9.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(17)                      Code of Ethics of Neuberger Berman Management, Inc. is incorporated by reference to Post-Effective Amendment  No. 15.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(18)                      Code of Ethics of Turner Investment Partners, Inc. is incorporated by reference to Post-Effective Amendment No. 13.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(p)(19)                      Code of Ethics of Goldman Sachs Investment Management, L.P. is
                             incorporated by reference to Post-Effective Amendment No. 14.
---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(20)                      Code of Ethics of RCM Capital Management LLC is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------

(p)(21)                      Code of Ethics of Morgan Stanley Asset Management, Inc. is filed herein.

---------------------------- ------------------------------------------------------------------------
---------------------------- ------------------------------------------------------------------------
(q)                          Powers of Attorney are incorporated by reference to Pre-Effective
                             Amendment No. 1 and Post-Effective Amendments No. 2 and No. 9.
---------------------------- ------------------------------------------------------------------------



Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     As of the effective date of this Post-Effective Amendment, the separate accounts of Metropolitan Life Insurance Company, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, MetLife Investors Insurance Company of California, First MetLife Investors Insurance Company, New England Financial Life Insurance Company and General American Life Insurance Company control the Registrant by virtue of their ownership of substantially all of the Registrant's outstanding shares. Each such insurance company, other than Metropolitan Life Insurance Company, is a wholly-owned indirect subsidiary of Metropolitan Life Insurance Company.

Item 25.  INDEMNIFICATION

         Reference is made to the following documents:

               Agreement and Declaration of Trust, as filed as Exhibit (a)(1) hereto;

               By-Laws as filed as Exhibit 2 hereto; and

               Form of Participation Agreement between Registrant, Met Investors Advisory LLC. and a participating insurance company as filed as Exhibits (e)(1) and (e)(1)(i) hereto.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by any such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant, its Trustees and officers, are insured under a policy of insurance maintained by the Registrant within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions suits or proceedings, and certain liabilities that might me imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

     See "Management of the Trust" in the Prospectus and "Officers and Trustees" in the Statement of Additional Information for information regarding Met Investors Advisory LLC (the "Manager"). For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Manager, reference is made to the Manager's current Form ADV filed under the Investment Advisers Act of 1940, incorporated herein by reference (File No. 801-10079).

     With respect to information regarding the Advisers, reference is hereby made to "Management of the Trust" in the Prospectus. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of the Advisers, reference is made to the current Form ADVs of the Advisers filed under the Investment Advisers Act of 1940, incorporated herein by reference and the file numbers of which are as follows:




Lord, Abbett & Co. LLC                                          Janus Capital Management LLC
         File No. 801-6997                                              File No. 801-13991
J.P. Morgan Investment Management Inc.                          OppenheimerFunds, Inc.
         File No. 801-21011                                             File No. 801-8253
Putnam Investment Management LLC                                Massachusetts Financial Services Company
         File No. 801-07974                                             File No. 801-17352
Pacific Investment Management Company LLC
         File No. 801-48187
AIM Advisors, Inc.                                              Harris Associates L.P.
         File No. 801-12313                                     File No. 801-50333

Third Avenue Management LLC                                     T. Rowe Price Associates, Inc.
         File No. 801-27792                                     File No. 801-856
Turner Investment Partners, Inc.                                Neuberger Berman Management, Inc.
           File No. 801-36220                                   File No. 801 - 8259
Goldman Sachs Asset Management, L.P.                            RCM Capital Management LLC
           File No. 801-37591                                   File No. 801-56308

                                                                Van Kampen Asset Management
                                                                File No. 801-1669



Item 27  Principal Underwriter

     (a) MetLife Investors Distribution Company is the principal underwriter for the following management investment companies (other than the Registrant) and separate accounts: MetLife Investors USA Life Insurance Company Separate Account A, MetLife Investors Variable Annuity Account Five, MetLife Investors Variable Annuity Account One, MetLife Investors Variable Life Account One, MetLife Investors Variable Life Account Five, First MetLife Investors Variable Annuity Account One.

     (b) Officers and Directors of MetLife Investors Distribution Company




           Name and Principal              Positions and Offices With Principal    Positions and Offices With Registrant
            Business Address                            Underwriter


Leslie Sutherland                          President
Timothy Spangenberg                        Executive Vice President, Chief
                                           Financial Officer
Elizabeth M. Forget                        Executive Vice President, Chief                   President, Trustee
                                           Marketing Officer
Edward C. Wilson                           Executive Vice President, Chief
                                           Distribution Officer
Paul A. LaPiana                            Executive Vice President,
                                           Life Insurance Distribution Division
Richard C. Pearson                         Executive Vice President, General             Vice President, Secretary
                                           Counsel, Secretary
Helayne F. Klier                           Executive Vice President
Anthony J. Williamson                      Assistant Treasurer
Charles M. Deuth                           Vice President, National Accounts
Debora L. Buffington                       Vice President, Director of Compliance
Deron J. Richens                           Vice President
Anthony J. Dufault                         Vice President
James R. Fitzpatrick                       Vice President
Paul M. Kos                                Vice President
John E. Petersen                           Vice President
Paul A. Smith                              Vice President
Cathy Sturdivant                           Vice President
Paulina Vakouros                           Vice President
James Allen                                Assistant Vice President
Robert H. Bruce                            Assistant Vice President

Jeffrey A. Tupper                          Assistant Vice President                  Chief Financial Officer, Treasurer
Jonnie L. Crawford                         Assistant Secretary
James W. Koeger                            Assistant Treasurer
Michael K. Farrell                         Director
William J. Toppeta                        Director
 =======
Craig W. Markham                           Director


     The principal business address of each officer and director is 22 Corporate Plaza Drive, Newport Beach, California 92660.

         (c)      Inapplicable

Item 28  Location of Accounts and Records


     The Registrant maintains the records required by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 inclusive thereunder at its principal office, located at 22 Corporate Plaza Drive, Newport Beach, California 92660 as well as at the offices of its manager, investment advisers and administrator: Met Investors Advisory LLC, 22 Corporate Plaza Drive, Newport Beach, California 92660; Lord, Abbett & Co. LLC, 90 Hudson Street, Jersey City, New Jersey 07302; Janus Capital Management LLC, 100 Fillmore Street, Denver, Colorado 80206; Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116; Putnam Investment Management LLC, One Post Office Square, Boston, Massachusetts 02109; Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660; RCM Capital Management LLC, Four Embarcadero Center, Suite 2900, San Francisco, California 94111, Morgan StanleyAsset Management, Inc. 1221 Avenue of the Americas, New York, New York 10020; OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10218; AIM Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046; Harris Associates L.P., Two North La Salle Street, Suite 500, Chicago, Illinois 60602; Third Avenue Management LLC, 622 Third Avenue, New York, New York 10017; T. Rowe Price Associates Inc., 100
E. Pratt Street, Baltimore, MD 21202; Neuberger Berman Management, Inc., 605 Third Avenue, New York, NY 10158; Turner Investment Partners, Inc., 1205 Westlakes Dr., Suite 100, Berwyn, PA 19312; Goldman Sachs Asset Management, L.P., 32 Old Slip, New York, New York 10005; and State Street Bank and Trust Company ("State Street"), One Federal Street, 9th Floor, Boston, Massachusetts 02206. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of State Street, the Registrant's transfer agent, dividend disbursing agent and custodian.


Item 29  Management Services

                  None

Item 30  Undertakings

                  Inapplicable

                                        SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, the Registrant, MET INVESTORS SERIES TRUST, has duly caused this Post-Effective Amendment No. 18 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Newport Beach, State of California on the 3rd day of May, 2005.


                                     MET INVESTORS SERIES TRUST
                                              Registrant


                                     By: /s/Elizabeth M. Forget
                                         -------------------------------
                                            Elizabeth M. Forget
                                            President



     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 18 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.




Signature                                          Title                                  Date


/s/Elizabeth M. Forget                             President (principal executive      May 3, 2005
----------------------
Elizabeth M. Forget                                officer), Trustee

/s/Jeffrey A. Tupper                               Chief Financial Officer and         May 3, 2005
--------------------
Jeffrey A. Tupper                                  Treasurer

                                                   (principal financial and
                                                   accounting officer)


/s/Stephen M. Alderman*                            Trustee                             May 3, 2005
-----------------------

Stephen M. Alderman


/s/Jack R. Borsting*                               Trustee                             May 3, 2005
--------------------

Jack R. Borsting


/s/Theodore A. Myers*                              Trustee                             May 3, 2005
---------------------

Theodore A. Myers


/s/Tod H. Parrott*                                 Trustee                             May 3, 2005
------------------

 Tod H. Parrott


/s/Dawn M. Vroegop*                                Trustee                             May 3, 2005
-------------------

Dawn M. Vroegop


/s/Roger T. Wickers*                               Trustee                             May 3, 2005
--------------------

Roger T. Wickers


* By: /s/Robert N. Hickey
      ------------------------------
         Robert N. Hickey
         Attorney-in-fact



                                    EXHIBIT INDEX

Exhibit No.

(j)(2)      Consent of Deloitte & Touche LLC dated May 2, 2005 is filed herein.

(p)(20)     Code of Ethics of RCM Capital Management LLC

(p)(21)     Code of Ethics of Morgan Stanley Asset Management, Inc.